DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2026
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2070 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
Dimensional VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
BAM	Build America Mutual
CPI	Consumer Price Index
FRN	Floating Rate Note
GDR	Global Depositary Receipt
GO	General Obligation
OAT	Obligations Assimilables du Tresor
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
JPY	Japanese Yen
NZD	New Zealand Dollars
USD	United States Dollars

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
Ɏ	Represents 7 Day subsidized yield as of 1/31/26.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2026.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
Δ	Zero Coupon Security.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

*	Non-Income Producing Securities.

CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
††	Security valued using significant unobservable inputs (Level 3).

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (53.6%)
U.S. Large Company Portfolio	1,339,558	$61,700,048
U.S. Core Equity 1 Portfolio	1,208,527	61,465,694
TOTAL DOMESTIC EQUITIES		123,165,742
INTERNATIONAL EQUITIES — (22.4%)
Large Cap International Portfolio	640,406	23,265,962
Emerging Markets Core Equity 2 Portfolio	530,187	16,589,546
International Core Equity 2 Portfolio	544,303	11,626,300
TOTAL INTERNATIONAL EQUITIES		51,481,808
FIXED INCOME (DOMESTIC) — (3.9%)
DFA LTIP Portfolio	1,780,091	9,114,065
FIXED INCOME (INTERNATIONAL) — (20.0%)
DFA Short-Term Extended Quality Portfolio	2,190,296	22,954,304
DFA Two-Year Global Fixed Income Portfolio	2,346,206	22,945,895
TOTAL FIXED INCOME (INTERNATIONAL)		45,900,199
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $147,441,786)		$229,661,814
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $154,404)	154,404	154,404
TOTAL INVESTMENTS — (100.0%) (Cost $147,596,190)^^		$229,816,218
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$229,661,814	—	—	$229,661,814
Temporary Cash Investments	154,404	—	—	154,404
Total Investments in Securities	$229,816,218	—	—	$229,816,218

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (62.9%)
U.S. Large Company Portfolio	1,369,509	$63,079,567
U.S. Core Equity 1 Portfolio	1,240,076	63,070,263
TOTAL DOMESTIC EQUITIES		126,149,830
INTERNATIONAL EQUITIES — (26.4%)
Large Cap International Portfolio	656,111	23,836,497
Emerging Markets Core Equity 2 Portfolio	543,953	17,020,292
International Core Equity 2 Portfolio	559,281	11,946,252
TOTAL INTERNATIONAL EQUITIES		52,803,041
FIXED INCOME (INTERNATIONAL) — (10.6%)
DFA Two-Year Global Fixed Income Portfolio	1,089,138	10,651,772
DFA Short-Term Extended Quality Portfolio	1,015,357	10,640,941
TOTAL FIXED INCOME (INTERNATIONAL)		21,292,713
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $119,861,403)		$200,245,584
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $220,311)	220,311	220,311
TOTAL INVESTMENTS — (100.0%) (Cost $120,081,714)^^		$200,465,895
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$200,245,584	—	—	$200,245,584
Temporary Cash Investments	220,311	—	—	220,311
Total Investments in Securities	$200,465,895	—	—	$200,465,895

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (66.9%)
U.S. Core Equity 1 Portfolio	952,225	$48,430,177
U.S. Large Company Portfolio	1,050,611	48,391,157
TOTAL DOMESTIC EQUITIES		96,821,334
INTERNATIONAL EQUITIES — (28.0%)
Large Cap International Portfolio	504,081	18,313,258
Emerging Markets Core Equity 2 Portfolio	417,682	13,069,288
International Core Equity 2 Portfolio	427,215	9,125,305
TOTAL INTERNATIONAL EQUITIES		40,507,851
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	372,047	3,638,618
DFA Short-Term Extended Quality Portfolio	347,116	3,637,775
TOTAL FIXED INCOME (INTERNATIONAL)		7,276,393
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $92,082,412)		$144,605,578
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $133,262)	133,262	133,262
TOTAL INVESTMENTS — (100.0%) (Cost $92,215,674)^^		$144,738,840
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$144,605,578	—	—	$144,605,578
Temporary Cash Investments	133,262	—	—	133,262
Total Investments in Securities	$144,738,840	—	—	$144,738,840

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
DOMESTIC EQUITIES — (66.9%)
U.S. Large Company Portfolio	867,780	$39,969,956
U.S. Core Equity 1 Portfolio	785,255	39,938,088
TOTAL DOMESTIC EQUITIES		79,908,044
INTERNATIONAL EQUITIES — (27.9%)
Large Cap International Portfolio	414,779	15,068,916
Emerging Markets Core Equity 2 Portfolio	345,133	10,799,207
International Core Equity 2 Portfolio	351,524	7,508,555
TOTAL INTERNATIONAL EQUITIES		33,376,678
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	307,190	3,004,313
DFA Short-Term Extended Quality Portfolio	286,378	3,001,245
TOTAL FIXED INCOME (INTERNATIONAL)		6,005,558
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,396,149)		$119,290,280
TEMPORARY CASH INVESTMENTS — (0.2%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $210,942)	210,942	210,942
TOTAL INVESTMENTS — (100.0%) (Cost $76,607,091)^^		$119,501,222
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$119,290,280	—	—	$119,290,280
Temporary Cash Investments	210,942	—	—	210,942
Total Investments in Securities	$119,501,222	—	—	$119,501,222

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
DOMESTIC EQUITIES — (66.8%)
U.S. Large Company Portfolio	323,957	$14,921,473
U.S. Core Equity 1 Portfolio	293,150	14,909,590
TOTAL DOMESTIC EQUITIES		29,831,063
INTERNATIONAL EQUITIES — (27.9%)
Large Cap International Portfolio	154,528	5,613,986
Emerging Markets Core Equity 2 Portfolio	129,071	4,038,639
International Core Equity 2 Portfolio	130,778	2,793,423
TOTAL INTERNATIONAL EQUITIES		12,446,048
FIXED INCOME (INTERNATIONAL) — (5.0%)
DFA Two-Year Global Fixed Income Portfolio	114,701	1,121,776
DFA Short-Term Extended Quality Portfolio	106,930	1,120,631
TOTAL FIXED INCOME (INTERNATIONAL)		2,242,407
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $33,379,538)		$44,519,518
TEMPORARY CASH INVESTMENTS — (0.3%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $121,330)	121,330	121,330
TOTAL INVESTMENTS — (100.0%) (Cost $33,500,868)^^		$44,640,848
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$44,519,518	—	—	$44,519,518
Temporary Cash Investments	121,330	—	—	121,330
Total Investments in Securities	$44,640,848	—	—	$44,640,848

Dimensional 2070 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (92.4%)
DOMESTIC EQUITIES — (61.7%)
U.S. Large Company Portfolio	6,173	$284,318
U.S. Core Equity 1 Portfolio	5,561	282,852
TOTAL DOMESTIC EQUITIES		567,170
INTERNATIONAL EQUITIES — (25.6%)
Large Cap International Portfolio	2,934	106,601
Emerging Markets Core Equity 2 Portfolio	2,435	76,180
International Core Equity 2 Portfolio	2,481	52,993
TOTAL INTERNATIONAL EQUITIES		235,774
FIXED INCOME (INTERNATIONAL) — (5.1%)
DFA Two-Year Global Fixed Income Portfolio	2,793	27,317
DFA Short-Term Extended Quality Portfolio	1,894	19,846
TOTAL FIXED INCOME (INTERNATIONAL)		47,163
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $808,808)		$850,107
TEMPORARY CASH INVESTMENTS — (7.6%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $70,044)	70,044	70,044
TOTAL INVESTMENTS — (100.0%) (Cost $878,852)^^		$920,151
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$850,107	—	—	$850,107
Temporary Cash Investments	70,044	—	—	70,044
Total Investments in Securities	$920,151	—	—	$920,151
8

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (16.9%)
U.S. Large Company Portfolio	40,773	$1,878,015
U.S. Core Equity 1 Portfolio	36,816	1,872,435
TOTAL DOMESTIC EQUITIES		3,750,450
INTERNATIONAL EQUITIES — (7.1%)
Large Cap International Portfolio	19,480	707,700
Emerging Markets Core Equity 2 Portfolio	16,085	503,298
International Core Equity 2 Portfolio	16,524	352,962
TOTAL INTERNATIONAL EQUITIES		1,563,960
FIXED INCOME (DOMESTIC) — (76.0%)
DFA Inflation-Protected Securities Portfolio	1,506,921	16,832,314
DFA LTIP Portfolio	5,523	28,276
TOTAL FIXED INCOME (DOMESTIC)		16,860,590
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $18,923,092)		$22,175,000
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $5,400)	5,400	5,400
TOTAL INVESTMENTS — (100.0%) (Cost $18,928,492)^^		$22,180,400
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$22,175,000	—	—	$22,175,000
Temporary Cash Investments	5,400	—	—	5,400
Total Investments in Securities	$22,180,400	—	—	$22,180,400

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (17.6%)
U.S. Large Company Portfolio	110,396	$5,084,842
U.S. Core Equity 1 Portfolio	99,897	5,080,759
TOTAL DOMESTIC EQUITIES		10,165,601
INTERNATIONAL EQUITIES — (7.3%)
Large Cap International Portfolio	52,585	1,910,402
Emerging Markets Core Equity 2 Portfolio	44,024	1,377,512
International Core Equity 2 Portfolio	44,591	952,454
TOTAL INTERNATIONAL EQUITIES		4,240,368
FIXED INCOME (DOMESTIC) — (75.1%)
DFA Inflation-Protected Securities Portfolio	3,408,210	38,069,709
DFA LTIP Portfolio	1,052,169	5,387,105
TOTAL FIXED INCOME (DOMESTIC)		43,456,814
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $50,442,300)^^		$57,862,783
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$57,862,783	—	—	$57,862,783
Total Investments in Securities	$57,862,783	—	—	$57,862,783

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC EQUITIES — (17.6%)
U.S. Core Equity 1 Portfolio	200,786	$10,211,997
U.S. Large Company Portfolio	221,295	10,192,830
TOTAL DOMESTIC EQUITIES		20,404,827
INTERNATIONAL EQUITIES — (7.3%)
Large Cap International Portfolio	106,261	3,860,451
Emerging Markets Core Equity 2 Portfolio	88,067	2,755,632
International Core Equity 2 Portfolio	90,051	1,923,497
TOTAL INTERNATIONAL EQUITIES		8,539,580
FIXED INCOME (DOMESTIC) — (75.0%)
DFA Inflation-Protected Securities Portfolio	5,917,018	66,093,087
DFA LTIP Portfolio	4,113,811	21,062,712
TOTAL FIXED INCOME (DOMESTIC)		87,155,799
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $102,461,112)		$116,100,206
TEMPORARY CASH INVESTMENTS — (0.1%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $73,958)	73,958	73,958
TOTAL INVESTMENTS — (100.0%) (Cost $102,535,070)^^		$116,174,164
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$116,100,206	—	—	$116,100,206
Temporary Cash Investments	73,958	—	—	73,958
Total Investments in Securities	$116,174,164	—	—	$116,174,164

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (25.0%)
U.S. Large Company Portfolio	421,708	$19,423,860
U.S. Core Equity 1 Portfolio	381,602	19,408,276
TOTAL DOMESTIC EQUITIES		38,832,136
INTERNATIONAL EQUITIES — (10.4%)
Large Cap International Portfolio	200,855	7,297,069
Emerging Markets Core Equity 2 Portfolio	168,100	5,259,846
International Core Equity 2 Portfolio	170,299	3,637,591
TOTAL INTERNATIONAL EQUITIES		16,194,506
FIXED INCOME (DOMESTIC) — (60.4%)
DFA Inflation-Protected Securities Portfolio	4,303,728	48,072,638
DFA LTIP Portfolio	8,888,464	45,508,937
TOTAL FIXED INCOME (DOMESTIC)		93,581,575
FIXED INCOME (INTERNATIONAL) — (4.2%)
DFA Two-Year Global Fixed Income Portfolio	331,073	3,237,894
DFA Short-Term Extended Quality Portfolio	308,642	3,234,566
TOTAL FIXED INCOME (INTERNATIONAL)		6,472,460
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $130,018,518)^^		$155,080,677
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$155,080,677	—	—	$155,080,677
Total Investments in Securities	$155,080,677	—	—	$155,080,677

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (34.6%)
U.S. Large Company Portfolio	721,099	$33,213,840
U.S. Core Equity 1 Portfolio	652,519	33,187,096
TOTAL DOMESTIC EQUITIES		66,400,936
INTERNATIONAL EQUITIES — (14.5%)
Large Cap International Portfolio	344,700	12,522,944
Emerging Markets Core Equity 2 Portfolio	288,854	9,038,250
International Core Equity 2 Portfolio	293,947	6,278,705
TOTAL INTERNATIONAL EQUITIES		27,839,899
FIXED INCOME (DOMESTIC) — (41.4%)
DFA LTIP Portfolio	12,088,324	61,892,217
DFA Inflation-Protected Securities Portfolio	1,559,737	17,422,264
TOTAL FIXED INCOME (DOMESTIC)		79,314,481
FIXED INCOME (INTERNATIONAL) — (9.5%)
DFA Short-Term Extended Quality Portfolio	868,570	9,102,611
DFA Two-Year Global Fixed Income Portfolio	930,059	9,095,984
TOTAL FIXED INCOME (INTERNATIONAL)		18,198,595
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $153,690,210)^^		$191,753,911
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$191,753,911	—	—	$191,753,911
Total Investments in Securities	$191,753,911	—	—	$191,753,911

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (44.1%)
U.S. Large Company Portfolio	957,572	$44,105,749
U.S. Core Equity 1 Portfolio	867,016	44,096,463
TOTAL DOMESTIC EQUITIES		88,202,212
INTERNATIONAL EQUITIES — (18.5%)
Large Cap International Portfolio	458,279	16,649,284
Emerging Markets Core Equity 2 Portfolio	380,574	11,908,152
International Core Equity 2 Portfolio	391,241	8,356,901
TOTAL INTERNATIONAL EQUITIES		36,914,337
FIXED INCOME (DOMESTIC) — (22.5%)
DFA LTIP Portfolio	8,770,873	44,906,873
FIXED INCOME (INTERNATIONAL) — (14.9%)
DFA Two-Year Global Fixed Income Portfolio	1,518,669	14,852,584
DFA Short-Term Extended Quality Portfolio	1,416,912	14,849,233
TOTAL FIXED INCOME (INTERNATIONAL)		29,701,817
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $134,582,691)^^		$199,725,239
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$199,725,239	—	—	$199,725,239
Total Investments in Securities	$199,725,239	—	—	$199,725,239

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.4%)
Federal Home Loan Mortgage Corp.
(r)	SOFR + 0.220%, FRN, 3.870%, 07/07/28		5,000	$5,009,530
Federal National Mortgage Association
(r)	SOFR + 0.260%, FRN, 3.910%, 11/05/27		2,100	2,106,668
TOTAL AGENCY OBLIGATIONS				7,116,198
BONDS — (88.8%)
AUSTRALIA — (7.1%)
APA Infrastructure Ltd.
	0.750%, 03/15/29	EUR	600	665,968
	2.000%, 07/15/30	EUR	600	677,479
Australia & New Zealand Banking Group Ltd.
(r)Ω	SOFR + 0.560%, FRN, 4.237%, 03/18/26		4,401	4,403,201
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 07/16/27		6,000	6,031,284
(r)	SOFR + 0.680%, FRN, 4.338%, 07/16/27		1,700	1,708,864
(r)Ω	SOFR + 0.650%, FRN, 4.324%, 09/30/27		8,176	8,207,730
#(r)Ω	SOFR + 0.590%, FRN, 4.292%, 12/08/28		11,000	11,032,780
(r)Ω	SOFR + 0.850%, FRN, 4.529%, 12/16/29		500	505,809
(r)Ω	SOFR + 0.680%, FRN, 4.382%, 12/08/30		1,861	1,867,048
BHP Billiton Finance Ltd.
	1.500%, 04/29/30	EUR	200	223,624
Commonwealth Bank of Australia
(r)Ω	SOFR + 0.750%, FRN, 4.429%, 03/13/26		1,100	1,100,738
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.520%, FRN, 4.199%, 06/15/26		1,050	$1,051,205
(r)Ω	SOFR + 0.640%, FRN, 4.319%, 03/14/28		2,400	2,411,296
(r)	SOFR + 0.640%, FRN, 4.319%, 03/14/28		33	33,155
(r)	3M Swap + 0.950%, FRN, 4.603%, 08/17/28	AUD	2,500	1,759,259
(r)Ω	SOFR + 0.810%, FRN, 4.489%, 03/14/30		1,778	1,794,941
(r)	SOFR + 0.780%, FRN, 4.448%, 10/01/30		3,942	3,979,099
(r)Ω	SOFR + 0.780%, FRN, 4.448%, 10/01/30		2,400	2,422,587
Glencore Funding LLC
Ω	1.625%, 04/27/26		1,748	1,737,808
Ω	4.000%, 03/27/27		2,000	2,000,857
(r)Ω	SOFR + 1.060%, FRN, 4.735%, 04/04/27		5,000	5,023,753
Ω	5.371%, 04/04/29		800	827,585
Macquarie Bank Ltd.
(r)Ω	SOFR + 1.200%, FRN, 4.902%, 12/07/26		12,620	12,715,844
#(r)Ω	SOFR + 0.920%, FRN, 4.588%, 07/02/27		3,440	3,464,802
(r)Ω	SOFR + 0.480%, FRN, 4.136%, 02/03/28		800	800,459
(r)Ω	SOFR + 0.740%, FRN, 4.422%, 06/12/28		4,385	4,408,442
Macquarie Group Ltd.
	4.747%, 01/23/30	EUR	340	429,198
National Australia Bank Ltd.
(r)	3M Swap + 1.000%, FRN, 4.634%, 05/12/28	AUD	1,800	1,265,739
(r)Ω	SOFR + 0.650%, FRN, 4.329%, 06/13/28		2,400	2,412,511

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
(r)Ω	SOFR + 0.530%, FRN, 4.183%, 12/13/28		6,300	$6,303,805
	4.901%, 01/14/30		8,900	9,159,770
(r)Ω	SOFR + 0.680%, FRN, 4.338%, 01/13/31		10,095	10,133,714
Origin Energy Finance Ltd.
	1.000%, 09/17/29	EUR	2,250	2,482,313
Rio Tinto Finance USA PLC, SOFR + 0.840%, FRN
(r)	4.524%, 03/14/28		3,400	3,427,769
Toyota Finance Australia Ltd.
	3.386%, 03/18/30	EUR	150	181,267
Vicinity Centres Trust
	1.125%, 11/07/29	EUR	2,000	2,210,148
Westpac Banking Corp.
(r)	3M Swap + 0.750%, FRN, 4.395%, 08/10/26	AUD	1,400	976,986
(r)	3M Swap + 0.980%, FRN, 4.633%, 02/16/28	AUD	14,300	10,056,191
(r)	3M Swap + 0.930%, FRN, 4.658%, 09/19/28	AUD	4,200	2,952,192
	1.953%, 11/20/28		235	223,595
#(r)	SOFR + 0.810%, FRN, 4.468%, 04/16/29		9,000	9,078,119
(r)	SOFR + 0.820%, FRN, 4.488%, 07/01/30		4,681	4,726,621
TOTAL AUSTRALIA				146,875,555
BELGIUM — (0.5%)
Belfius Bank SA
	3.750%, 01/22/29	EUR	1,000	1,216,407
	3.375%, 05/28/30	EUR	6,700	8,038,311
KBC Group NV
	0.750%, 01/24/30	EUR	400	437,817
Kingdom of Belgium Government Bonds
	0.100%, 06/22/30	EUR	1,500	1,601,509
TOTAL BELGIUM				11,294,044
CANADA — (3.0%)
Bank of Montreal
(r)	SOFR + 0.620%, FRN, 4.304%, 09/15/26		690	691,564
			Face Amount^	Value†
			(000)

CANADA — (Continued)
(r)	SOFR + 0.760%, FRN, 4.473%, 06/04/27		7,000	$7,032,947
Bank of Nova Scotia
	5.450%, 08/01/29		400	416,749
Brookfield Finance, Inc.
	4.850%, 03/29/29		100	101,703
Canadian Imperial Bank of Commerce
(r)	SOFR + 1.220%, FRN, 4.895%, 10/02/26		2,000	2,012,550
	3.807%, 07/09/29	EUR	351	429,172
Canadian Natural Resources Ltd.
	5.000%, 12/15/29		7,930	8,145,260
CPPIB Capital, Inc., SOFR + 1.250%, FRN
(r)	4.956%, 03/11/26		1,485	1,486,825
Enbridge, Inc.
	3.125%, 11/15/29		630	605,036
Export Development Canada
(r)	SOFR + 0.330%, FRN, 3.996%, 08/01/28		5,040	5,049,840
	3.875%, 08/08/30	NZD	4,500	2,690,216
Federation des Caisses Desjardins du Quebec
Ω	5.250%, 04/26/29		1,160	1,196,802
	3.467%, 09/05/29	EUR	1,200	1,451,445
National Bank of Canada
	3.750%, 05/02/29	EUR	300	366,584
Province of Quebec
	4.500%, 04/03/29		5,000	5,108,425
Rogers Communications, Inc.
	3.250%, 05/01/29	CAD	1,300	952,079
Royal Bank of Canada
(r)	SOFR + 0.570%, FRN, 4.237%, 04/27/26		4,583	4,587,872
(r)	SOFR + 1.080%, FRN, 4.746%, 07/20/26		2,000	2,008,266
(r)	SOFR + 0.710%, FRN, 4.376%, 01/21/27		500	501,893
Toronto-Dominion Bank
(r)	SOFR + 1.080%, FRN, 4.746%, 07/17/26		4,963	4,981,810
(r)	SOFR + 0.730%, FRN, 4.405%, 04/05/27		5,000	5,021,489
	4.994%, 04/05/29		930	954,841

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
#	4.783%, 12/17/29		800	$819,402
	1.952%, 04/08/30	EUR	4,600	5,229,064
TOTAL CANADA				61,841,834
DENMARK — (1.0%)
Carlsberg Breweries AS
	3.000%, 08/28/29	EUR	2,200	2,626,668
DSV Finance BV
	3.500%, 06/26/29	EUR	210	254,473
Kommunekredit
Δ	0.000%, 11/17/29	EUR	600	648,051
Nykredit Realkredit AS
	3.875%, 07/09/29	EUR	2,280	2,786,344
	3.375%, 01/10/30	EUR	3,070	3,683,417
	3.625%, 07/24/30	EUR	6,290	7,600,708
Orsted AS
	3.750%, 03/01/30	EUR	3,000	3,624,455
TOTAL DENMARK				21,224,116
FINLAND — (1.4%)
Fingrid OYJ
	2.750%, 12/04/29	EUR	380	450,002
Neste OYJ
	3.750%, 03/20/30	EUR	1,700	2,063,182
Nordea Bank Abp
#(r)	SOFR + 0.740%, FRN, 4.422%, 03/19/27		3,900	3,914,708
	2.750%, 05/02/30	EUR	8,700	10,289,053
(r)Ω	SOFR + 0.830%, FRN, 4.575%, 08/28/30		4,660	4,681,648
OP Corporate Bank PLC
	0.625%, 11/12/29	EUR	4,709	5,126,076
Stora Enso OYJ
	4.250%, 09/01/29	EUR	1,920	2,361,753
Teollisuuden Voima OYJ
	4.750%, 06/01/30	EUR	600	756,225
TOTAL FINLAND				29,642,647
FRANCE — (5.5%)
Abertis France SAS
	3.375%, 04/21/29	EUR	2,100	2,526,854
	1.625%, 09/18/29	EUR	300	339,752
	4.250%, 03/18/30	EUR	300	371,272
Aeroports de Paris SA
	2.750%, 04/02/30	EUR	400	471,483
Agence Francaise de Developpement EPIC
	0.500%, 05/25/30	EUR	900	966,540
Alstom SA
Δ	0.000%, 01/11/29	EUR	800	877,392
APRR SA
	3.125%, 01/24/30	EUR	500	599,339
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
Ayvens SA
	3.875%, 07/16/29	EUR	3,800	$4,654,942
	3.250%, 02/19/30	EUR	2,200	2,638,503
Banque Federative du Credit Mutuel SA
(r)	SOFR + 1.400%, FRN, 5.066%, 07/13/26		3,800	3,819,391
(r)Ω	SOFR + 1.400%, FRN, 5.066%, 07/13/26		870	874,440
(r)Ω	SOFR + 1.130%, FRN, 4.796%, 01/23/27		900	906,289
	2.625%, 11/06/29	EUR	2,600	3,043,105
#Ω	5.538%, 01/22/30		250	260,097
	4.375%, 05/02/30	EUR	1,000	1,243,717
	1.250%, 06/03/30	EUR	2,000	2,195,063
BNP Paribas SA
	1.375%, 05/28/29	EUR	1,100	1,242,339
	3.625%, 09/01/29	EUR	1,000	1,214,894
BPCE SA
	3.875%, 01/11/29	EUR	1,300	1,586,871
Caisse d'Amortissement de la Dette Sociale
	0.600%, 11/25/29	EUR	3,700	4,076,696
	3.125%, 03/01/30	EUR	400	483,424
	2.875%, 05/25/30	EUR	5,000	5,984,046
Cie de Saint-Gobain SA
	3.375%, 04/08/30	EUR	600	723,303
Covivio SA
	1.625%, 06/23/30	EUR	800	893,270
Credit Agricole SA
(r)Ω	SOFR + 0.870%, FRN, 4.560%, 03/11/27		6,321	6,348,479
#	5.301%, 07/12/28		250	257,373
	4.125%, 03/07/30	EUR	2,500	3,113,341
Credit Mutuel Arkea SA
	1.125%, 05/23/29	EUR	800	899,800
	0.750%, 01/18/30	EUR	200	217,814
Edenred SE
	3.250%, 08/27/30	EUR	1,700	2,019,515
Electricite de France SA
	4.625%, 04/26/30	EUR	700	886,632
Engie SA
	3.625%, 01/11/30	EUR	300	365,401
French Republic Government Bonds OAT
	2.750%, 02/25/30	EUR	800	955,394
	2.500%, 05/25/30	EUR	7,700	9,097,939
Gecina SA
	1.625%, 03/14/30	EUR	600	676,951
ICADE
	1.000%, 01/19/30	EUR	3,100	3,369,063

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

FRANCE — (Continued)
JCDecaux SE
	1.625%, 02/07/30	EUR	2,000	$2,249,063
Kering SA
	3.125%, 11/27/29	EUR	400	477,279
	1.875%, 05/05/30	EUR	400	455,327
Klepierre SA
	2.000%, 05/12/29	EUR	300	347,207
La Banque Postale SA
	4.375%, 01/17/30	EUR	5,300	6,595,063
LVMH Moet Hennessy Louis Vuitton SE
	3.375%, 02/05/30	EUR	100	121,637
Pernod Ricard SA
	1.750%, 04/08/30	EUR	900	1,018,764
Praemia Healthcare SACA
	0.875%, 11/04/29	EUR	2,700	2,934,652
	1.375%, 09/17/30	EUR	700	755,863
RCI Banque SA
	3.375%, 07/26/29	EUR	1,346	1,617,997
	4.875%, 10/02/29	EUR	2,390	3,007,923
	3.375%, 06/06/30	EUR	6,300	7,525,096
Societe Generale SA
	1.750%, 03/22/29	EUR	500	572,716
	0.875%, 09/24/29	EUR	3,000	3,303,515
	1.250%, 06/12/30	EUR	2,800	3,078,767
Suez SACA
	2.375%, 05/24/30	EUR	4,800	5,530,636
Terega SA
	0.875%, 09/17/30	EUR	900	961,454
TotalEnergies Capital Canada Ltd.
	2.125%, 09/18/29	EUR	300	347,739
Unibail-Rodamco-Westfield SE
	3.500%, 09/11/29	EUR	300	362,991
	1.375%, 04/15/30	EUR	3,000	3,329,038
TOTAL FRANCE				114,793,451
GERMANY — (4.4%)
Amprion GmbH
	3.125%, 08/27/30	EUR	900	1,070,365
Bayer AG
	4.250%, 08/26/29	EUR	330	408,942
	1.125%, 01/06/30	EUR	5,800	6,413,777
Bayer Capital Corp. BV
	2.125%, 12/15/29	EUR	800	922,179
BMW International Investment BV
	3.125%, 08/27/30	EUR	9,700	11,582,193
BMW U.S. Capital LLC
(r)Ω	SOFR + 0.550%, FRN, 4.225%, 04/02/26		4,000	4,002,551
(r)Ω	SOFR + 0.800%, FRN, 4.594%, 08/13/26		1,800	1,805,434
Ω	4.900%, 04/02/29		400	408,196
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Ω	5.050%, 03/21/30		500	$512,971
Ω	4.500%, 08/11/30		1,000	1,003,984
Continental AG
	3.500%, 10/01/29	EUR	1,227	1,482,540
Daimler Truck Finance North America LLC, SOFR + 0.840%, FRN
(r)Ω	4.506%, 01/13/28		4,830	4,835,441
Daimler Truck International Finance BV
	3.875%, 06/19/29	EUR	700	858,561
Deutsche Bahn AG
	1.875%, 05/24/30	EUR	100	115,324
Deutsche Boerse AG
	3.750%, 09/28/29	EUR	100	122,866
Deutsche Lufthansa AG
	3.500%, 07/14/29	EUR	1,200	1,446,921
	4.000%, 05/21/30	EUR	1,000	1,234,614
Deutsche Post AG
	3.000%, 03/24/30	EUR	2,500	2,993,292
E.ON SE
	3.125%, 03/05/30	EUR	520	622,798
EnBW International Finance BV
	3.000%, 05/20/29	EUR	1,300	1,558,121
Fresenius Medical Care AG
	1.250%, 11/29/29	EUR	333	370,951
	1.500%, 05/29/30	EUR	1,110	1,233,971
Fresenius SE & Co. KGaA
	5.000%, 11/28/29	EUR	1,300	1,649,752
Grand City Properties SA
	4.375%, 01/09/30	EUR	900	1,109,924
Hamburg Commercial Bank AG
	3.500%, 01/31/30	EUR	2,403	2,887,691
Heidelberg Materials Finance Luxembourg SA
	3.000%, 07/10/30	EUR	7,553	8,977,565
HOCHTIEF AG
	4.250%, 05/31/30	EUR	2,920	3,625,899
HOWOGE Wohnungsbaugesellschaft GmbH
	3.875%, 06/05/30	EUR	2,500	3,051,412
Infineon Technologies AG
	2.875%, 02/13/30	EUR	1,300	1,540,143
Kreditanstalt fuer Wiederaufbau
	0.375%, 04/23/30	EUR	3,800	4,135,974
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.875%, 03/09/26		360	360,309
Mercedes-Benz Finance North America LLC
#Ω	1.450%, 03/02/26		480	479,112

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
(r)Ω	SOFR + 0.630%, FRN, 4.297%, 07/31/26		3,200	$3,206,264
Ω	4.850%, 01/11/29		400	407,703
Ω	4.300%, 02/22/29		200	200,859
Ω	5.100%, 11/15/29		400	412,352
NRW Bank
	1.050%, 03/31/26	AUD	580	401,951
Sixt SE
	3.250%, 01/22/30	EUR	700	837,576
State of Lower Saxony
	0.125%, 01/10/30	EUR	381	411,808
State of Rhineland-Palatinate
	0.050%, 01/23/30	EUR	2,000	2,150,909
State of Saxony-Anhalt
	2.450%, 02/13/30	EUR	211	249,309
Vier Gas Transport GmbH
	0.125%, 09/10/29	EUR	1,400	1,505,946
Volkswagen Financial Services AG
	3.625%, 05/19/29	EUR	500	605,053
Volkswagen Group of America Finance LLC
Ω	5.250%, 03/22/29		500	511,636
	4.950%, 08/15/29		4,000	4,062,502
Ω	4.950%, 08/15/29		2,900	2,945,314
Vonovia SE
	2.125%, 03/22/30	EUR	500	575,007
	1.000%, 07/09/30	EUR	600	651,951
TOTAL GERMANY				91,959,913
IRELAND — (0.1%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.450%, 04/03/26		150	150,001
	4.625%, 09/10/29		350	353,612
Dell Bank International DAC
	3.625%, 06/24/29	EUR	1,620	1,956,572
TOTAL IRELAND				2,460,185
ITALY — (1.1%)
AMCO - Asset Management Co. SpA
	3.250%, 04/02/30	EUR	3,400	4,076,550
Autostrade per l'Italia SpA
	1.875%, 09/26/29	EUR	1,080	1,237,412
Banco BPM SpA
	3.375%, 01/21/30	EUR	2,160	2,597,341
Cassa Depositi e Prestiti SpA
	3.625%, 01/13/30	EUR	400	488,042
			Face Amount^	Value†
			(000)

ITALY — (Continued)
Eni SpA
	0.625%, 01/23/30	EUR	1,600	$1,740,444
ERG SpA
	4.125%, 07/03/30	EUR	3,100	3,836,774
Iccrea Banca SpA
	3.375%, 01/30/30	EUR	800	961,472
Intesa Sanpaolo SpA
	5.250%, 01/13/30	EUR	4,760	6,136,441
Italgas SpA
	2.875%, 03/06/30	EUR	400	472,153
	0.875%, 04/24/30	EUR	300	326,336
Snam SpA
	4.000%, 11/27/29	EUR	900	1,108,648
TOTAL ITALY				22,981,613
JAPAN — (2.5%)
Japan Government Five Year Bonds
	0.005%, 09/20/26	JPY	360,000	2,313,924
Japan Government Two Year Bonds
	0.400%, 07/01/26	JPY	360,000	2,322,786
Mitsubishi UFJ Financial Group, Inc.
	3.741%, 03/07/29		1,600	1,587,723
	3.195%, 07/18/29		800	775,390
	2.559%, 02/25/30		500	467,712
	2.048%, 07/17/30		1,000	909,955
Mizuho Financial Group, Inc.
	0.402%, 09/06/29	EUR	1,900	2,071,813
	0.797%, 04/15/30	EUR	5,000	5,425,705
	4.608%, 08/28/30	EUR	300	379,861
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,528	5,470,802
	2.329%, 01/22/27		2,000	1,969,184
	5.605%, 07/06/29		400	416,116
	3.103%, 01/16/30		800	760,885
	3.459%, 05/28/30	EUR	3,500	4,216,571
	4.904%, 07/01/30		680	690,197
NTT Finance Corp.
#Ω	4.876%, 07/16/30		1,000	1,019,659
(r)Ω	SOFR + 1.310%, FRN, 4.968%, 07/16/30		2,672	2,717,509
ORIX Corp.
	4.650%, 09/10/29		800	814,062
Sumitomo Mitsui Financial Group, Inc.
	1.902%, 09/17/28		800	757,479
(r)	SOFR + 1.170%, FRN, 4.832%, 07/09/29		6,200	6,274,287
	5.316%, 07/09/29		800	828,194
	0.632%, 10/23/29	EUR	5,400	5,912,441

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

JAPAN — (Continued)
	Sumitomo Mitsui Trust Bank Ltd., SOFR + 0.980%, FRN
(r)Ω	4.686%, 09/10/27		3,000	$3,028,140
	TOTAL JAPAN			51,130,395
LUXEMBOURG — (0.4%)
	ArcelorMittal SA
	3.125%, 12/13/28	EUR	2,860	3,420,207
Eurofins Scientific SE
	4.000%, 07/06/29	EUR	2,470	3,033,320
	4.750%, 09/06/30	EUR	400	504,070
	European Financial Stability Facility
	0.125%, 03/18/30	EUR	57	61,383
	Prologis International Funding II SA
	3.625%, 03/07/30	EUR	130	157,111
	SELP Finance SARL
	0.875%, 05/27/29	EUR	560	620,632
	TOTAL LUXEMBOURG			7,796,723
NETHERLANDS — (2.9%)
ABN AMRO Bank NV
(r)Ω	SOFR + 0.750%, FRN, 4.416%, 07/07/28		500	502,274
	0.500%, 09/23/29	EUR	3,300	3,593,566
	4.250%, 02/21/30	EUR	7,600	9,448,344
	ASN Bank NV
	4.875%, 03/07/30	EUR	1,500	1,892,247
	BNG Bank NV, SOFR + 1.000%, FRN
(r)	4.849%, 08/05/26		8,200	8,232,809
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 4.419%, 03/05/27		3,000	3,015,131
(r)	SOFR + 0.410%, FRN, 4.076%, 01/14/28		10,000	10,005,900
(r)	3M Swap + 1.180%, FRN, 4.907%, 01/19/28	AUD	4,300	3,032,244
(r)	3M Swap + 1.150%, FRN, 4.804%, 11/21/28	AUD	3,950	2,792,860
(r)	SOFR + 0.700%, FRN, 4.366%, 01/14/31		2,000	2,006,868
	ING Groep NV
	4.550%, 10/02/28		800	810,379
	JDE Peet's NV
	4.125%, 01/23/30	EUR	990	1,219,263
			Face Amount^	Value†
			(000)

NETHERLANDS — (Continued)
Koninklijke Philips NV
	3.250%, 05/23/30	EUR	700	$837,679
NIBC Bank NV
	3.500%, 06/05/30	EUR	5,500	6,628,273
Sandoz Finance BV
	3.250%, 09/12/29	EUR	800	960,453
	4.220%, 04/17/30	EUR	2,200	2,735,662
Stedin Holding NV
	0.500%, 11/14/29	EUR	1,440	1,570,495
	2.375%, 06/03/30	EUR	1,200	1,391,657
TOTAL NETHERLANDS				60,676,104
NEW ZEALAND — (2.3%)
New Zealand Government Bonds
	4.500%, 05/15/30	NZD	71,900	44,365,464
New Zealand Local Government Funding Agency Bonds
	1.500%, 04/20/29	NZD	500	280,623
	4.500%, 05/15/30	NZD	3,100	1,899,893
TOTAL NEW ZEALAND				46,545,980
NORWAY — (1.4%)
Aker BP ASA
Ω	3.750%, 01/15/30		2,600	2,518,183
Equinor ASA
	3.625%, 09/10/28		400	399,337
Ω	6.500%, 12/01/28		3,300	3,527,575
Kommunalbanken AS
(r)Ω	SOFR + 1.000%, FRN, 4.687%, 06/17/26		4,000	4,012,614
(r)Ω	SOFR + 0.400%, FRN, 4.147%, 03/03/28		13,200	13,239,954
Statnett SF
	1.250%, 04/26/30	EUR	2,500	2,772,220
Var Energi ASA
	5.500%, 05/04/29	EUR	210	265,527
Ω	5.875%, 05/22/30		2,960	3,078,690
TOTAL NORWAY				29,814,100
SINGAPORE — (1.4%)
DBS Group Holdings Ltd.
(r)Ω	SOFR + 0.600%, FRN, 4.278%, 03/21/28		20,000	20,065,912
(r)	SOFR + 0.650%, FRN, 4.328%, 03/21/30		5,000	5,017,843
Temasek Financial I Ltd., SOFR + 0.380%, FRN
(r)Ω	4.165%, 08/20/27		3,210	3,212,232
TOTAL SINGAPORE				28,295,987

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

SPAIN — (1.4%)
Abertis Infraestructuras SA
3.125%, 07/07/30	EUR	4,600	$5,455,004
Acciona Energia Financiacion Filiales SA
3.750%, 04/25/30	EUR	7,700	9,262,134
Amadeus IT Group SA
3.375%, 03/25/30	EUR	400	480,271
Banco Bilbao Vizcaya Argentaria SA
3.625%, 06/07/30	EUR	1,000	1,223,200
3.125%, 07/15/30	EUR	200	238,640
Banco Santander SA
5.565%, 01/17/30		1,000	1,040,876
Cellnex Telecom SA
1.875%, 06/26/29	EUR	1,100	1,261,748
Colonial SFL Socimi SA
3.250%, 01/22/30	EUR	900	1,074,546
Criteria Caixa SA
3.500%, 10/02/29	EUR	1,400	1,694,480
Naturgy Finance Iberia SA
3.250%, 10/02/30	EUR	500	596,642
Telefonica Emisiones SA
4.103%, 03/08/27		3,339	3,340,064
Werfen SA
4.250%, 05/03/30	EUR	2,900	3,572,939
TOTAL SPAIN			29,240,544
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.8%)
Asian Development Bank
(r) SOFR + 1.000%, FRN, 4.690%, 06/16/26		269	269,791
(r) SOFR + 0.300%, FRN, 3.983%, 06/20/28		20,230	20,226,224
Asian Infrastructure Investment Bank
1.000%, 05/06/26	AUD	12,500	8,636,484
(r) SOFR + 0.620%, FRN, 4.422%, 08/16/27		2,000	2,010,706
Council of Europe Development Bank
0.050%, 01/21/30	EUR	200	215,374
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
3.350%, 05/21/29	AUD	2,500	1,663,354
0.100%, 05/20/30	EUR	176	187,164
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
European Bank for Reconstruction & Development
(r)	SOFR + 0.190%, FRN, 3.856%, 04/14/26		378	$377,977
(r)	SOFR + 0.330%, FRN, 4.116%, 02/20/28		10,460	10,469,094
(r)	SOFR + 0.300%, FRN, 4.086%, 02/16/29		17,200	17,184,923
European Investment Bank
(r)	SOFR + 0.320%, FRN, 4.124%, 08/14/29		2,600	2,601,714
	4.000%, 04/15/30	EUR	700	881,476
European Union
	2.875%, 10/05/29	EUR	1,000	1,204,782
	1.625%, 12/04/29	EUR	1,300	1,497,037
Inter-American Development Bank
(r)	SOFR + 0.170%, FRN, 3.860%, 09/16/26		11,600	11,600,456
(r)	SOFR + 0.280%, FRN, 3.946%, 04/12/27		16,900	16,912,232
(r)	SOFR + 0.350%, FRN, 4.030%, 10/04/27		4,000	4,005,932
(r)	SOFR + 0.350%, FRN, 4.030%, 10/05/28		3,000	3,002,362
(r)	SOFR + 0.300%, FRN, 4.102%, 02/15/29		20,000	20,001,400
(r)	SOFR + 0.370%, FRN, 4.036%, 08/01/29		2,600	2,600,483
International Bank for Reconstruction & Development
(r)	SOFR + 0.370%, FRN, 4.036%, 01/12/27		1,400	1,401,559
(r)	SOFR + 0.280%, FRN, 4.052%, 02/23/27		9,600	9,613,152
(r)	SOFR + 0.430%, FRN, 4.220%, 08/19/27		19,525	19,611,300

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
International Finance Corp.
(r)	SOFR + 0.280%, FRN, 3.970%, 03/16/26		23,700	$23,702,133
(r)	SOFR + 0.360%, FRN, 4.121%, 08/28/29		2,430	2,428,766
	Nordic Investment Bank, SOFR + 0.290%, FRN
(r)	3.970%, 10/04/27		300	300,495
	TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			182,606,370
SWEDEN — (3.2%)
	Autoliv, Inc.
	3.625%, 08/07/29	EUR	2,230	2,706,562
	Electrolux AB
	2.500%, 05/18/30	EUR	2,200	2,530,261
	Lansforsakringar Bank AB
	3.250%, 01/22/30	EUR	300	359,904
	Molnlycke Holding AB
	0.875%, 09/05/29	EUR	870	960,273
	Securitas Treasury Ireland DAC
	3.875%, 02/23/30	EUR	2,695	3,296,332
	Skandinaviska Enskilda Banken AB
	3.375%, 03/19/30	EUR	5,000	6,029,635
Svensk Exportkredit AB
(r)	SOFR + 1.000%, FRN, 4.863%, 08/03/26		6,000	6,024,451
(r)	SOFR + 1.000%, FRN, 4.849%, 05/05/27		9,750	9,840,551
Svenska Handelsbanken AB
(r)Ω	SOFR + 1.250%, FRN, 4.934%, 06/15/26		5,585	5,607,301
	0.500%, 02/18/30	EUR	10,300	11,083,353
Swedbank AB
	2.875%, 04/30/29	EUR	1,200	1,426,960
	3.250%, 09/24/29	EUR	6,107	7,338,733
	Tele2 AB
	3.750%, 11/22/29	EUR	310	376,860
Volvo Treasury AB
	3.125%, 08/26/29	EUR	4,318	5,173,491
	3.000%, 05/20/30	EUR	2,800	3,332,632
	TOTAL SWEDEN			66,087,299
SWITZERLAND — (0.5%)
	ABB Finance BV
Δ	0.000%, 01/19/30	EUR	1,140	1,216,730
			Face Amount^	Value†
			(000)

SWITZERLAND — (Continued)
	Firmenich Productions Participations SAS
	1.750%, 04/30/30	EUR	1,410	$1,590,322
	Sika Capital BV
	3.750%, 05/03/30	EUR	2,057	2,515,339
	UBS Group AG
	4.125%, 04/15/26		5,000	5,002,986
	TOTAL SWITZERLAND			10,325,377
UNITED KINGDOM — (2.7%)
	BAT International Finance PLC
	2.250%, 01/16/30	EUR	3,900	4,479,119
	Cadent Finance PLC
	0.625%, 03/19/30	EUR	2,600	2,804,185
	CK Hutchison Europe Finance 21 Ltd.
	0.750%, 11/02/29	EUR	900	984,468
	CNH Industrial Finance Europe SA
	1.625%, 07/03/29	EUR	400	455,726
	Diageo Capital PLC
	2.000%, 04/29/30		500	457,667
	GlaxoSmithKline Capital PLC
	1.375%, 09/12/29	EUR	120	135,924
	HSBC Holdings PLC
	4.950%, 03/31/30		4,000	4,094,752
	IHG Finance LLC
	3.375%, 09/10/30	EUR	2,600	3,105,217
	Imperial Brands Finance PLC
Ω	5.500%, 02/01/30		2,755	2,858,664
	Lloyds Bank Corporate Markets PLC
	3.250%, 03/24/30	EUR	500	600,725
	Lloyds Banking Group PLC
	3.750%, 01/11/27		1,070	1,069,383
	Motability Operations Group PLC
	4.000%, 01/17/30	EUR	6,340	7,787,498
	National Grid PLC
	0.553%, 09/18/29	EUR	1,800	1,965,462
Nationwide Building Society
#	1.500%, 10/13/26		1,000	983,662
Ω	5.127%, 07/29/29		400	411,565
	3.250%, 09/05/29	EUR	700	842,467
	3.000%, 03/03/30	EUR	9,089	10,811,555
NatWest Markets PLC
(r)	SOFR + 1.140%, FRN, 4.926%, 05/17/29		3,000	3,029,634
(r)Ω	SOFR + 1.140%, FRN, 4.926%, 05/17/29		1,000	1,009,878
	3.125%, 01/10/30	EUR	3,300	3,949,687

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED KINGDOM — (Continued)
Reckitt Benckiser Treasury Services PLC
	3.625%, 06/20/29	EUR	2,000	$2,439,272
Santander U.K. PLC
	3.346%, 03/25/30	EUR	700	843,384
WPP Finance 2013
	3.625%, 09/12/29	EUR	400	479,635
TOTAL UNITED KINGDOM				55,599,529
UNITED STATES — (37.2%)
3M Co.
	2.375%, 08/26/29		1,400	1,322,408
	1.750%, 05/15/30	EUR	150	169,266
7-Eleven, Inc.
Ω	0.950%, 02/10/26		500	499,645
Accenture Capital, Inc.
#	4.050%, 10/04/29		15,525	15,577,198
AES Corp.
Ω	3.950%, 07/15/30		4,500	4,397,464
Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,929,579
Ω	5.950%, 02/15/29		400	416,916
Albemarle New Holding GmbH
	1.625%, 11/25/28	EUR	700	808,487
Allstate Corp.
	5.050%, 06/24/29		600	618,633
Ally Financial, Inc.
	2.200%, 11/02/28		640	606,805
Alphabet, Inc.
(r)	SOFR + 0.520%, FRN, 4.324%, 11/15/28		11,525	11,616,028
	1.100%, 08/15/30		2,000	1,764,220
American Electric Power Co., Inc.
	2.300%, 03/01/30		200	185,054
American Express Co., SOFR + 0.650%, FRN
(r)	4.485%, 11/04/26		9,290	9,316,068
American Honda Finance Corp.
(r)	SOFR + 0.770%, FRN, 4.457%, 03/12/27		1,000	1,001,965
(r)	SOFR + 0.720%, FRN, 4.386%, 10/22/27		2,190	2,198,852
	4.900%, 03/13/29		170	173,780
	4.400%, 09/05/29		400	403,688
	4.500%, 09/04/30		500	502,006
	5.850%, 10/04/30		500	530,200
American National Group, Inc.
	5.750%, 10/01/29		8,150	8,434,368
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
American Tower Corp.
	5.200%, 02/15/29		7,000	$7,198,613
	0.875%, 05/21/29	EUR	250	278,329
	3.800%, 08/15/29		360	354,987
	2.900%, 01/15/30		400	379,862
	3.900%, 05/16/30	EUR	1,300	1,592,290
	American Water Capital Corp.
	3.450%, 06/01/29		326	320,119
	Apple, Inc.
#	4.200%, 05/12/30		10,000	10,104,231
	Arrow Electronics, Inc.
	5.150%, 08/21/29		5,400	5,524,343
AT&T, Inc.
	2.600%, 12/17/29	EUR	1,200	1,407,757
	3.150%, 06/01/30	EUR	2,797	3,337,190
	Autodesk, Inc.
	2.850%, 01/15/30		400	379,182
Aviation Capital Group LLC
Ω	5.375%, 07/15/29		930	955,725
Ω	4.800%, 10/24/30		1,600	1,603,926
	Bank of New York Mellon Corp.
	3.850%, 04/26/29		355	355,058
	Best Buy Co., Inc.
	1.950%, 10/01/30		3,000	2,698,356
	BG Energy Capital PLC
	2.250%, 11/21/29	EUR	1,000	1,158,691
	BlackRock Funding, Inc.
	4.700%, 03/14/29		400	409,331
	Boardwalk Pipelines LP
	5.950%, 06/01/26		1,033	1,034,856
Boeing Co.
	3.200%, 03/01/29		400	388,731
	2.950%, 02/01/30		200	189,805
	BorgWarner, Inc.
	4.950%, 08/15/29		400	409,195
Boston Properties LP
	4.500%, 12/01/28		400	402,702
	3.400%, 06/21/29		10,600	10,294,827
	BP Capital Markets America, Inc.
	1.749%, 08/10/30		500	449,675
	Bristol-Myers Squibb Co., SOFR + 0.490%, FRN
(r)	4.257%, 02/20/26		6,500	6,500,821
	Broadcom, Inc.
	4.600%, 07/15/30		1,000	1,013,994
	Brunswick Corp.
#	5.850%, 03/18/29		4,600	4,785,746
	Bunge Ltd. Finance Corp.
	4.550%, 08/04/30		10,000	10,077,908
	Camden Property Trust
	3.150%, 07/01/29		800	774,388
	Capital One Financial Corp.
	3.750%, 03/09/27		5,000	4,990,185

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Capital One NA
	3.450%, 07/27/26		910	$908,073
	2.700%, 02/06/30		6,700	6,314,610
	Cardinal Health, Inc.
	4.500%, 09/15/30		1,120	1,128,621
	Cargill, Inc.
	3.875%, 04/24/30	EUR	400	491,662
	Carrier Global Corp.
	2.722%, 02/15/30		800	754,095
Caterpillar Financial Services Corp.
(r)	SOFR + 0.460%, FRN, 4.206%, 02/27/26		4,700	4,701,115
(r)	SOFR + 0.690%, FRN, 4.356%, 10/16/26		2,000	2,007,554
Charles Schwab Corp.
(r)	SOFR + 0.520%, FRN, 4.314%, 05/13/26		12,867	12,874,945
#(r)	SOFR + 1.050%, FRN, 4.769%, 03/03/27		4,094	4,125,580
	Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
Ω	4.750%, 05/15/30		9,000	9,115,479
Chevron USA, Inc.
(r)	SOFR + 0.570%, FRN, 4.364%, 08/13/28		3,200	3,222,528
	4.687%, 04/15/30		15,000	15,335,304
#	4.300%, 10/15/30		7,000	7,071,236
	Choice Hotels International, Inc.
	3.700%, 12/01/29		800	780,779
	Chubb INA Holdings LLC
	0.875%, 12/15/29	EUR	1,500	1,654,275
Cigna Group
	5.000%, 05/15/29		6,900	7,087,138
	4.500%, 09/15/30		7,000	7,046,442
	Cisco Systems, Inc.
	4.750%, 02/24/30		3,000	3,079,977
	Citigroup, Inc.
	1.250%, 04/10/29	EUR	800	905,734
	Citizens Financial Group, Inc.
	2.500%, 02/06/30		400	372,927
	CNO Financial Group, Inc.
	5.250%, 05/30/29		3,740	3,806,666
	Colgate-Palmolive Co.
	4.200%, 05/01/30		3,460	3,489,669
Comcast Corp.
#	4.550%, 01/15/29		4,100	4,168,403
	2.650%, 02/01/30		5,000	4,715,446
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
3.400%, 04/01/30		1,000	$968,903
Conagra Brands, Inc.
# 5.000%, 08/01/30		5,000	5,053,610
8.250%, 09/15/30		2,878	3,288,795
ConocoPhillips Co.
4.700%, 01/15/30		600	611,214
COPT Defense Properties LP
2.250%, 03/15/26		3,400	3,392,619
Crown Castle, Inc.
2.900%, 03/15/27		8,000	7,901,024
4.900%, 09/01/29		800	813,654
CVS Health Corp.
2.875%, 06/01/26		2,239	2,230,710
5.400%, 06/01/29		2,800	2,899,346
5.125%, 02/21/30		800	820,743
1.750%, 08/21/30		5,000	4,443,928
Danaher Corp.
2.500%, 03/30/30	EUR	3,500	4,105,749
Darden Restaurants, Inc.
4.550%, 10/15/29		2,000	2,019,410
Dollar General Corp.
3.500%, 04/03/30		1,300	1,255,302
DXC Technology Co.
1.800%, 09/15/26		8,611	8,491,088
Eaton Capital ULC
0.577%, 03/08/30	EUR	485	525,545
Elevance Health, Inc.
5.150%, 06/15/29		400	412,228
Eli Lilly & Co.
(r) SOFR + 0.530%, FRN, 4.196%, 10/15/28		7,120	7,168,004
4.750%, 02/12/30		3,000	3,079,875
Emerson Electric Co.
2.000%, 10/15/29	EUR	1,500	1,733,518
Energy Transfer LP
4.150%, 09/15/29		200	199,198
Enterprise Products Operating LLC
3.125%, 07/31/29		800	776,349
EPR Properties
3.750%, 08/15/29		2,400	2,333,549
Estee Lauder Cos., Inc.
2.375%, 12/01/29		3,400	3,190,868
Eversource Energy
4.250%, 04/01/29		400	400,224
Fidelity National Information Services, Inc.
2.000%, 05/21/30	EUR	1,750	1,987,093
Fiserv, Inc.
3.500%, 07/01/29		800	777,437
Flex Ltd.
3.750%, 02/01/26		7,612	7,612,000
4.875%, 06/15/29		375	380,752

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Fortive Corp.
3.700%, 08/15/29	EUR	1,200	$1,458,450
GATX Corp.
3.850%, 03/30/27		850	848,272
General Electric Co.
(r) TSFR3M + 0.642%, FRN, 4.542%, 05/05/26		1,400	1,401,456
1.500%, 05/17/29	EUR	120	136,931
General Mills, Inc.
4.875%, 01/30/30		200	204,440
General Motors Financial Co., Inc.
(r) SOFR + 1.040%, FRN, 4.789%, 02/26/27		3,000	3,006,905
(r) SOFR + 1.350%, FRN, 5.159%, 05/08/27		1,600	1,610,750
(r) SOFR + 1.050%, FRN, 4.716%, 07/15/27		528	529,126
5.800%, 01/07/29		320	333,673
4.300%, 04/06/29		310	310,382
4.900%, 10/06/29		310	314,990
5.350%, 01/07/30		310	320,406
4.000%, 07/10/30	EUR	5,420	6,657,546
Global Payments, Inc.
2.150%, 01/15/27		5,000	4,912,464
3.200%, 08/15/29		2,120	2,026,598
5.300%, 08/15/29		200	204,783
Globe Life, Inc.
2.150%, 08/15/30		500	453,527
GLP Capital LP/GLP Financing II, Inc.
5.300%, 01/15/29		2,685	2,736,278
Goldman Sachs Group, Inc.
1.250%, 02/07/29	EUR	830	942,464
Harley-Davidson Financial Services, Inc.
4.000%, 03/12/30	EUR	4,400	5,339,929
HCA, Inc.
(r) SOFR + 0.870%, FRN, 4.612%, 03/01/28		1,500	1,506,013
5.250%, 03/01/30		1,400	1,445,223
Healthcare Realty Holdings LP
3.100%, 02/15/30		200	189,666
2.400%, 03/15/30		1,100	1,005,908
Highwoods Realty LP
4.200%, 04/15/29		5,522	5,443,061
3.050%, 02/15/30		400	373,736
Honeywell International, Inc.
3.375%, 03/01/30	EUR	2,500	3,019,875
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Host Hotels & Resorts LP
	3.375%, 12/15/29		1,000	$962,562
HSBC USA, Inc.
(r)	SOFR + 0.960%, FRN, 4.673%, 03/04/27		1,844	1,853,589
(r)	SOFR + 0.970%, FRN, 4.689%, 06/03/28		4,600	4,636,490
Huntington Bancshares, Inc.
	2.550%, 02/04/30		200	186,569
Hyatt Hotels Corp.
	5.250%, 06/30/29		6,400	6,598,562
Illinois Tool Works, Inc.
	2.125%, 05/22/30	EUR	4,800	5,519,754
Intel Corp.
	4.875%, 02/10/26		100	100,006
	4.000%, 08/05/29		730	724,884
International Business Machines Corp.
	2.900%, 02/10/30	EUR	2,840	3,374,556
Jabil, Inc.
	4.250%, 05/15/27		5,000	5,013,546
	3.600%, 01/15/30		200	193,632
Jefferies Financial Group, Inc.
#	6.450%, 06/08/27		5,000	5,156,560
	4.000%, 04/16/29	EUR	1,900	2,320,604
John Deere Bank SA
	3.300%, 10/15/29	EUR	500	605,103
John Deere Capital Corp.
(r)	SOFR + 0.570%, FRN, 4.317%, 03/03/26		600	600,219
(r)	SOFR + 0.440%, FRN, 4.159%, 03/06/26		3,700	3,701,091
(r)	SOFR + 0.790%, FRN, 4.508%, 06/08/26		9,784	9,802,025
(r)	SOFR + 0.680%, FRN, 4.345%, 07/15/27		2,075	2,088,905
JPMorgan Chase Bank NA, SOFR + 1.000%, FRN
(r)	4.706%, 12/08/26		27,240	27,384,697
Keurig Dr. Pepper, Inc.
(r)	SOFR + 0.880%, FRN, 4.564%, 03/15/27		514	514,846
	3.200%, 05/01/30		2,000	1,903,038
KeyCorp
	2.550%, 10/01/29		6,100	5,776,014
Kinder Morgan, Inc.
	5.100%, 08/01/29		1,400	1,442,046

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Lear Corp.
# 4.250%, 05/15/29		400	$399,018
Legg Mason, Inc.
4.750%, 03/15/26		7,000	7,007,120
LPL Holdings, Inc.
6.750%, 11/17/28		200	212,737
5.200%, 03/15/30		1,200	1,226,825
Marathon Petroleum Corp.
5.150%, 03/01/30		2,130	2,192,761
Markel Group, Inc.
3.350%, 09/17/29		1,925	1,864,710
Mastercard, Inc.
(r) SOFR + 0.440%, FRN, 4.124%, 03/15/28		1,550	1,553,186
2.950%, 06/01/29		5,000	4,848,907
McDonald's Corp.
4.000%, 03/07/30	EUR	800	989,032
McKesson Corp.
4.650%, 05/30/30		250	254,013
Medtronic, Inc.
3.650%, 10/15/29	EUR	350	427,773
Meta Platforms, Inc.
# 4.300%, 08/15/29		200	202,351
4.800%, 05/15/30		4,300	4,418,161
Micron Technology, Inc.
5.327%, 02/06/29		400	412,583
4.663%, 02/15/30		3,000	3,028,843
Morgan Stanley Bank NA, SOFR + 1.165%, FRN
(r) 4.831%, 10/30/26		300	302,179
MPLX LP
1.750%, 03/01/26		2,558	2,553,302
Nasdaq, Inc.
0.875%, 02/13/30	EUR	1,400	1,533,756
National Grid North America, Inc.
3.247%, 11/25/29	EUR	5,200	6,235,709
3.150%, 06/03/30	EUR	1,000	1,189,560
National Rural Utilities Cooperative Finance Corp.
(r) SOFR + 0.800%, FRN, 4.619%, 02/05/27		300	301,346
(r) SOFR + 0.820%, FRN, 4.504%, 09/16/27		1,100	1,107,120
5.150%, 06/15/29		71	73,303
Netflix, Inc.
3.625%, 06/15/30	EUR	2,500	3,040,293
NextEra Energy Capital Holdings, Inc.
4.900%, 03/15/29		400	409,814
3.500%, 04/01/29		800	786,229
2.750%, 11/01/29		450	428,921
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
NOV, Inc.
3.600%, 12/01/29		200	$195,570
Novartis Capital Corp.
(r) SOFR + 0.520%, FRN, 4.339%, 11/05/28		7,981	8,023,647
3.800%, 09/18/29		498	496,451
2.200%, 08/14/30		7,000	6,477,726
Omega Healthcare Investors, Inc.
5.200%, 07/01/30		1,300	1,321,841
Omnicom Group, Inc.
2.450%, 04/30/30		670	620,360
Oracle Corp.
2.950%, 04/01/30		5,000	4,619,868
Parker-Hannifin Corp.
2.900%, 03/01/30	EUR	5,360	6,346,042
PepsiCo, Inc.
(r) SOFR + 0.400%, FRN, 4.194%, 02/13/26		1,506	1,506,154
2.625%, 07/29/29		910	870,393
Pfizer, Inc.
1.700%, 05/28/30		250	226,567
Philip Morris International, Inc.
4.875%, 02/13/29		600	614,271
4.625%, 11/01/29		200	203,533
5.625%, 11/17/29		1,600	1,682,968
5.125%, 02/15/30		5,000	5,161,473
4.375%, 04/30/30		250	251,480
2.100%, 05/01/30		250	229,194
5.500%, 09/07/30		6,000	6,299,013
1.750%, 11/01/30		6,000	5,350,493
Phillips 66 Co.
3.150%, 12/15/29		800	770,283
Plains All American Pipeline LP/PAA Finance Corp.
3.550%, 12/15/29		8,400	8,182,100
3.800%, 09/15/30		360	350,598
Principal Financial Group, Inc.
3.700%, 05/15/29		600	591,685
Public Storage Operating Co., SOFR + 0.700%, FRN
(r) 4.366%, 04/16/27		10,100	10,134,842
PVH Corp.
5.500%, 06/13/30		3,500	3,557,316
Radian Group, Inc.
6.200%, 05/15/29		1,411	1,481,640
Ralph Lauren Corp.
2.950%, 06/15/30		250	237,266
Realty Income Corp.
1.875%, 01/14/27	GBP	1,700	2,275,488
3.200%, 01/15/27		10,000	9,938,738

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
	4.750%, 02/15/29		800	$815,167
	3.100%, 12/15/29		3,388	3,270,507
	4.875%, 07/06/30	EUR	2,600	3,291,274
Revvity, Inc.
	3.300%, 09/15/29		400	386,234
Roche Holdings, Inc.
(r)Ω	SOFR + 0.740%, FRN, 4.529%, 11/13/26		3,600	3,617,331
Ω	5.338%, 11/13/28		1,600	1,662,200
	1.930%, 12/13/28		3,000	2,849,408
Ω	4.203%, 09/09/29		5,000	5,033,986
Royalty Pharma PLC
	2.200%, 09/02/30		2,000	1,819,277
RTX Corp.
	2.150%, 05/18/30	EUR	5,660	6,490,129
Ryder System, Inc.
	4.300%, 06/15/27		2,140	2,147,384
Schlumberger Holdings Corp.
Ω	4.300%, 05/01/29		2,400	2,423,732
Sempra
#	3.700%, 04/01/29		239	235,473
Shell Finance U.S., Inc.
Ω	3.875%, 11/13/28		6,000	6,018,448
	2.375%, 11/07/29		7,400	6,992,649
Sherwin-Williams Co.
	4.500%, 08/15/30		760	766,644
Simon Property Group LP
	2.450%, 09/13/29		6,200	5,865,266
Southern Co.
#	3.700%, 04/30/30		1,200	1,171,229
State Street Corp.
(r)	SOFR + 0.845%, FRN, 4.664%, 08/03/26		5,500	5,513,765
(r)	SOFR + 0.640%, FRN, 4.306%, 10/22/27		1,810	1,818,861
Store Capital LLC
	4.625%, 03/15/29		400	399,080
Ω	5.400%, 04/30/30		5,000	5,092,096
Synchrony Financial
	5.150%, 03/19/29		4,000	4,060,517
Tapestry, Inc.
	5.100%, 03/11/30		1,000	1,025,170
Texas Instruments, Inc.
	4.600%, 02/08/29		400	408,912
	4.500%, 05/23/30		7,000	7,110,305
Timken Co.
	4.500%, 12/15/28		400	403,023
T-Mobile USA, Inc.
	2.400%, 03/15/29		2,700	2,562,832
Toyota Motor Credit Corp.
(r)	SOFR + 0.890%, FRN, 4.672%, 05/18/26		5,030	5,040,817
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
(r) SOFR + 0.650%, FRN, 4.332%, 03/19/27		2,000	$2,008,444
4.950%, 01/09/30		400	411,998
4.800%, 05/15/30		410	419,696
3.850%, 07/24/30	EUR	3,100	3,814,735
Truist Financial Corp.
1.950%, 06/05/30		13,559	12,333,710
UDR, Inc.
3.200%, 01/15/30		400	384,753
UnitedHealth Group, Inc.
(r) SOFR + 0.500%, FRN, 4.166%, 07/15/26		4,332	4,338,876
# 2.875%, 08/15/29		3,300	3,171,852
4.800%, 01/15/30		400	409,044
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,286	6,280,020
Valero Energy Corp.
5.150%, 02/15/30		600	617,952
Ventas Realty LP
# 4.400%, 01/15/29		2,900	2,915,650
3.000%, 01/15/30		400	380,710
Verizon Communications, Inc.
3.875%, 02/08/29		400	398,689
1.875%, 10/26/29	EUR	410	469,840
4.016%, 12/03/29		800	795,328
# 3.150%, 03/22/30		1,000	958,632
1.250%, 04/08/30	EUR	5,700	6,296,812
# 1.500%, 09/18/30		3,000	2,650,140
1.680%, 10/30/30		9,000	7,976,740
VMware LLC
1.400%, 08/15/26		1,760	1,736,963
Walmart, Inc., SOFR + 0.430%, FRN
(r) 4.096%, 04/28/27		2,000	2,008,820
Waste Management, Inc.
3.875%, 01/15/29		445	444,369
Wells Fargo & Co.
4.150%, 01/24/29		171	171,709
0.625%, 03/25/30	EUR	100	108,021
0.625%, 08/14/30	EUR	112	119,805
Wells Fargo Bank NA
(r) SOFR + 1.060%, FRN, 4.870%, 08/07/26		500	501,815
(r) SOFR + 1.070%, FRN, 4.760%, 12/11/26		2,600	2,616,959
Welltower OP LLC
3.100%, 01/15/30		250	239,706
Western Union Co.
1.350%, 03/15/26		11,347	11,308,980
Westlake Corp.
1.625%, 07/17/29	EUR	4,087	4,627,506

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
Wisconsin Power & Light Co.
	3.000%, 07/01/29		1,200	$1,159,266
WPC Eurobond BV
	0.950%, 06/01/30	EUR	1,950	2,113,339
Zimmer Biomet Holdings, Inc.
	5.050%, 02/19/30		200	206,011
TOTAL UNITED STATES				770,771,754
TOTAL BONDS				1,841,963,520
U.S. TREASURY OBLIGATIONS — (5.6%)
U.S. Treasury Inflation-Indexed Notes
	0.375%, 01/15/27		16,104	16,033,541
	0.125%, 04/15/27		15,500	15,341,166
	0.375%, 07/15/27		9,939	9,907,584
	1.625%, 10/15/27		6,566	6,668,596
U.S. Treasury Notes
(r)	3M USTMMR + 0.160%, FRN, 3.773%, 04/30/27		48,000	48,060,174
(r)	3M USTMMR + 0.190%, FRN, 3.803%, 10/31/27		9,500	9,516,107
	4.375%, 11/30/30		10,000	10,251,953
TOTAL U.S. TREASURY OBLIGATIONS				115,779,121
COMMERCIAL PAPER — (4.1%)
CANADA — (0.3%)
Province of Alberta
Ω	3.857%, 04/15/26		3,000	2,977,203
Province of Quebec
Ω	3.760%, 02/24/26		3,000	2,992,419
TOTAL CANADA				5,969,622
FINLAND — (0.4%)
Nordea Bank Abp
Ω	3.780%, 07/27/26		8,000	7,854,327
FRANCE — (0.5%)
Caisse des Depots et Consignations
Ω	4.069%, 02/10/26		5,000	4,994,413
LVMH Moet Hennessy Louis Vuitton SE
Ω	4.018%, 02/02/26		6,000	5,998,173
TOTAL FRANCE				10,992,586
		Face Amount^	Value†
		(000)

GERMANY — (2.2%)
Erste Abwicklungsanstalt
Ω	3.736%, 05/28/26	9,000	$8,891,175
Kreditanstalt fuer Wiederaufbau
Ω	3.848%, 03/17/26	13,000	12,940,033
Ω	3.766%, 07/22/26	13,000	12,775,100
Ω	3.769%, 07/27/26	4,000	3,928,800
NRW Bank
Ω	3.733%, 04/07/26	7,000	6,952,410
TOTAL GERMANY			45,487,518
NORWAY — (0.2%)
DNB Bank ASA
Ω	3.798%, 07/14/26	4,000	3,932,939
UNITED STATES — (0.5%)
Amcor Flexibles North America, Inc.
Ω	3.875%, 02/11/26	3,500	3,495,434
HCA, Inc.
Ω	4.350%, 04/22/26	6,000	5,944,042
Oesterreichische Kontrollbank AG
	3.830%, 03/30/26	2,000	1,987,872
TOTAL UNITED STATES			11,427,348
TOTAL COMMERCIAL PAPER (Cost $85,676,276)			85,664,340
TOTAL INVESTMENT SECURITIES (Cost $2,019,534,181)			2,050,523,179

		Shares
SECURITIES LENDING COLLATERAL — (1.1%)
@§	The DFA Short Term Investment Fund	1,967,650	22,759,809
TOTAL INVESTMENTS — (100.0%)
(Cost $2,042,293,990)^^			$2,073,282,988

DFA Short-Duration Real Return Portfolio
CONTINUED
As of January 31, 2026, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
GBP	18,843	USD	25,296	Citibank, N.A.	02/06/26	$488
AUD	3,686,974	USD	2,451,552	Australia and New Zealand Bank	03/13/26	115,655
USD	962,621	CAD	1,300,308	Citibank, N.A.	04/06/26	5,122
USD	24,818,486	EUR	20,708,285	UBS AG	04/07/26	199,037
USD	63,915,447	EUR	53,140,251	Bank of New York Mellon	04/30/26	671,093
Total Appreciation						$991,395
USD	24,391,699	EUR	20,708,285	Australia and New Zealand Bank	02/02/26	$(154,858)
CAD	1,300,308	USD	960,052	Citibank, N.A.	02/02/26	(5,102)
USD	950,327	CAD	1,300,308	Societe Generale	02/02/26	(4,623)
EUR	20,708,285	USD	24,743,916	UBS AG	02/02/26	(197,359)
USD	981,984	GBP	729,166	Citibank, N.A.	02/06/26	(15,765)
USD	69,456,727	EUR	59,359,229	Australia and New Zealand Bank	02/09/26	(924,449)
USD	5,778,193	NZD	9,945,704	Citibank, N.A.	02/09/26	(211,461)
USD	4,592,706	JPY	716,948,785	Citibank, N.A.	02/09/26	(42,296)
USD	1,581,434	NZD	2,721,954	Royal Bank of Canada	02/09/26	(57,823)
USD	85,037,086	EUR	72,744,035	Citibank, N.A.	02/11/26	(1,222,329)
USD	67,575,753	EUR	57,953,725	Australia and New Zealand Bank	02/12/26	(1,148,657)
USD	12,350,873	AUD	18,262,040	Citibank, N.A.	02/23/26	(365,485)
USD	19,409,726	NZD	33,083,811	UBS AG	02/23/26	(524,862)
USD	1,277,921	GBP	951,518	Citibank, N.A.	02/25/26	(24,058)
USD	4,520,718	NZD	7,722,891	Citibank, N.A.	02/27/26	(133,386)
USD	8,567,109	NZD	14,751,725	Royal Bank of Canada	03/02/26	(323,823)
USD	8,654,542	NZD	14,965,240	Australia and New Zealand Bank	03/09/26	(367,402)
USD	22,426,594	AUD	33,665,917	Australia and New Zealand Bank	03/13/26	(1,014,683)
USD	69,862,365	EUR	59,872,588	Royal Bank of Canada	03/23/26	(1,268,171)
USD	82,862,306	EUR	70,579,894	Royal Bank of Canada	03/27/26	(1,004,610)
USD	76,380,804	EUR	64,882,640	Australia and New Zealand Bank	04/02/26	(738,063)
Total (Depreciation)						$(9,749,265)
Total Appreciation (Depreciation)						$(8,757,870)
As of January 31, 2026, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	$4,849,640	$4,849,640
Citibank, N.A.	2.638%	Fixed	CPI	Maturity	USD	70,000,000	01/24/27	—	—	81,339	81,339
Citibank, N.A.	2.589%	Fixed	CPI	Maturity	USD	57,000,000	06/30/28	—	—	18,033	18,033
Citibank, N.A.	2.554%	Fixed	CPI	Maturity	USD	47,000,000	01/30/27	—	—	32,706	32,706
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	5,258,468	5,258,468
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	5,121,829	5,121,829
Deutsche Bank AG, London Branch	2.624%	Fixed	CPI	Maturity	USD	50,000,000	02/04/26	—	—	52,408	52,408
Morgan Stanley and Co. International	2.564%	Fixed	CPI	Maturity	USD	39,000,000	03/12/28	—	—	20,739	20,739
Morgan Stanley and Co. International	2.384%	Fixed	CPI	Maturity	USD	40,000,000	01/20/27	—	—	48,282	48,282

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.310%	Fixed	CPI	Maturity	USD	42,000,000	01/09/27	—	—	$27,415	$27,415
Total Appreciation										$15,510,859	$15,510,859
Bank of America Corp.	2.812%	Fixed	CPI	Maturity	USD	60,000,000	07/28/28	—	—	(332,378)	(332,378)
Bank of America Corp.	2.726%	Fixed	CPI	Maturity	USD	64,000,000	10/06/28	—	—	(299,342)	(299,342)
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	38,000,000	06/02/28	—	—	(80,001)	(80,001)
Citibank, N.A.	2.979%	Fixed	CPI	Maturity	USD	24,000,000	03/06/26	—	—	(79,044)	(79,044)
Citibank, N.A.	2.783%	Fixed	CPI	Maturity	USD	47,000,000	09/26/28	—	—	(287,413)	(287,413)
Citibank, N.A.	2.759%	Fixed	CPI	Maturity	USD	39,000,000	09/09/28	—	—	(206,835)	(206,835)
Citibank, N.A.	2.750%	Fixed	CPI	Maturity	USD	49,000,000	11/10/26	—	—	(104,316)	(104,316)
Citibank, N.A.	2.738%	Fixed	CPI	Maturity	USD	22,000,000	02/07/26	—	—	(3,602)	(3,602)
Citibank, N.A.	2.694%	Fixed	CPI	Maturity	USD	23,000,000	11/19/26	—	—	(40,190)	(40,190)
Citibank, N.A.	2.688%	Fixed	CPI	Maturity	USD	23,000,000	10/15/28	—	—	(88,144)	(88,144)
Citibank, N.A.	2.668%	Fixed	CPI	Maturity	USD	25,000,000	06/25/28	—	—	(48,077)	(48,077)
Citibank, N.A.	2.653%	Fixed	CPI	Maturity	USD	54,000,000	11/07/27	—	—	(130,697)	(130,697)
Citibank, N.A.	2.639%	Fixed	CPI	Maturity	USD	73,000,000	12/03/26	—	—	(110,785)	(110,785)
Citibank, N.A.	2.624%	Fixed	CPI	Maturity	USD	70,000,000	10/23/28	—	—	(163,509)	(163,509)
Citibank, N.A.	2.610%	Fixed	CPI	Maturity	USD	65,000,000	10/29/28	—	—	(136,523)	(136,523)
Citibank, N.A.	2.509%	Fixed	CPI	Maturity	USD	34,000,000	12/11/26	—	—	(27,195)	(27,195)
Citibank, N.A.	2.750%	Fixed	CPI	Maturity	USD	49,000,000	11/10/26	—	—	(30,906)	(30,906)
Deutsche Bank AG, London Branch	2.877%	Fixed	CPI	Maturity	USD	55,000,000	09/02/28	—	—	(476,848)	(476,848)
Deutsche Bank AG, London Branch	2.805%	Fixed	CPI	Maturity	USD	23,000,000	07/17/28	—	—	(127,785)	(127,785)
Deutsche Bank AG, London Branch	2.777%	Fixed	CPI	Maturity	USD	33,000,000	07/15/28	—	—	(152,443)	(152,443)
Deutsche Bank AG, London Branch	2.767%	Fixed	CPI	Maturity	USD	43,000,000	08/11/28	—	—	(198,431)	(198,431)
Deutsche Bank AG, London Branch	2.707%	Fixed	CPI	Maturity	USD	27,000,000	05/12/28	—	—	(135,521)	(135,521)
Deutsche Bank AG, London Branch	2.649%	Fixed	CPI	Maturity	USD	82,000,000	05/23/29	—	—	(349,854)	(349,854)
Deutsche Bank AG, London Branch	2.642%	Fixed	CPI	Maturity	USD	48,000,000	01/16/28	—	—	(4,974)	(4,974)
Deutsche Bank AG, London Branch	2.580%	Fixed	CPI	Maturity	USD	35,000,000	10/30/28	—	—	(46,470)	(46,470)
Deutsche Bank AG, London Branch	2.528%	Fixed	CPI	Maturity	USD	34,000,000	05/07/29	—	—	(16,195)	(16,195)
Morgan Stanley and Co. International	2.925%	Fixed	CPI	Maturity	USD	34,000,000	03/04/26	—	—	(89,909)	(89,909)
Morgan Stanley and Co. International	2.789%	Fixed	CPI	Maturity	USD	34,000,000	08/04/28	—	—	(166,779)	(166,779)
Morgan Stanley and Co. International	2.758%	Fixed	CPI	Maturity	USD	58,000,000	11/17/26	—	—	(135,447)	(135,447)
Morgan Stanley and Co. International	2.748%	Fixed	CPI	Maturity	USD	30,000,000	10/10/28	—	—	(163,271)	(163,271)
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	60,000,000	07/02/27	—	—	(114,679)	(114,679)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.747%	Fixed	CPI	Maturity	USD	56,000,000	10/03/28	—	—	$(289,919)	$(289,919)
Morgan Stanley and Co. International	2.713%	Fixed	CPI	Maturity	USD	27,000,000	02/21/28	—	—	(71,353)	(71,353)
Morgan Stanley and Co. International	2.629%	Fixed	CPI	Maturity	USD	65,000,000	06/12/28	—	—	(71,315)	(71,315)
Morgan Stanley and Co. International	2.614%	Fixed	CPI	Maturity	USD	50,000,000	06/18/28	—	—	(17,126)	(17,126)
Morgan Stanley and Co. International	2.575%	Fixed	CPI	Maturity	USD	55,000,000	03/24/28	—	—	(56,827)	(56,827)
Morgan Stanley and Co. International	2.520%	Fixed	CPI	Maturity	USD	71,000,000	11/28/26	—	—	(6,636)	(6,636)
Total (Depreciation)										$(4,860,739)	$(4,860,739)
Total Appreciation (Depreciation)										$10,650,120	$10,650,120
As of January 31, 2026, the value of Rule 144A securities amounted to $316,981,337 or 14.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Agency Obligations	—	$7,116,198	—	$7,116,198
Bonds
Australia	—	146,875,555	—	146,875,555
Belgium	—	11,294,044	—	11,294,044
Canada	—	61,841,834	—	61,841,834
Denmark	—	21,224,116	—	21,224,116
Finland	—	29,642,647	—	29,642,647
France	—	114,793,451	—	114,793,451
Germany	—	91,959,913	—	91,959,913
Ireland	—	2,460,185	—	2,460,185
Italy	—	22,981,613	—	22,981,613
Japan	—	51,130,395	—	51,130,395
Luxembourg	—	7,796,723	—	7,796,723
Netherlands	—	60,676,104	—	60,676,104
New Zealand	—	46,545,980	—	46,545,980
Norway	—	29,814,100	—	29,814,100
Singapore	—	28,295,987	—	28,295,987
Spain	—	29,240,544	—	29,240,544
Supranational Organization Obligations	—	182,606,370	—	182,606,370
Sweden	—	66,087,299	—	66,087,299
Switzerland	—	10,325,377	—	10,325,377
United Kingdom	—	55,599,529	—	55,599,529
United States	—	770,771,754	—	770,771,754
U.S. Treasury Obligations	—	115,779,121	—	115,779,121

DFA Short-Duration Real Return Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Commercial Paper	—	$85,664,340	—	$85,664,340
Securities Lending Collateral	—	22,759,809	—	22,759,809
Total Investments in Securities	—	$2,073,282,988	—	$2,073,282,988
Financial Instruments
Assets
Forward Currency Contracts**	—	991,395	—	991,395
Swap Agreements**	—	15,510,859	—	15,510,859
Liabilities
Forward Currency Contracts**	—	(9,749,265)	—	(9,749,265)
Swap Agreements**	—	(4,860,739)	—	(4,860,739)
Total Financial Instruments	—	$1,892,250	—	$1,892,250
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.6%)
ALABAMA — (0.7%)
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,220	$1,239,146
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,605	2,645,883
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,780	4,855,017
Tuscaloosa City Board of Education (RB)
¤ 5.000%, 08/01/35 (Pre-refunded @ $100, 8/1/26)	780	790,112
¤ 5.000%, 08/01/41 (Pre-refunded @ $100, 8/1/26)	1,035	1,048,417
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,160	1,191,290
TOTAL ALABAMA		11,769,865
ARIZONA — (3.2%)
Arizona Board of Regents (RB) Series A
5.000%, 07/01/27	6,540	6,792,312
Arizona Board of Regents (RB) Series B
5.000%, 06/01/27	1,000	1,033,249
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/27	835	866,443
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	1,610	1,617,416
City of Phoenix (GO)
5.000%, 07/01/27	1,730	1,797,358
City of Scottsdale (GO)
5.000%, 07/01/27	1,525	1,583,292
City of Tempe (GO)
5.000%, 07/01/26	1,770	1,789,274
5.000%, 07/01/27	975	1,011,576
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Tucson (GO) Series 2018-B
5.000%, 07/01/26	4,160	$4,205,993
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,023,683
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	1,330,490
Maricopa County School District No. 3 Tempe Elementary (GO) Series B
5.000%, 07/01/26	985	996,218
5.000%, 07/01/27	150	155,606
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/26	1,350	1,365,207
5.000%, 07/01/27	2,940	3,049,040
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series A
5.000%, 07/01/26	660	667,434
5.000%, 07/01/27	2,285	2,369,747
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/27	850	881,646
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	6,115	6,261,418
5.000%, 01/01/34	2,670	2,728,311
5.000%, 01/01/38	13,785	14,027,048
Town of Gilbert (GO)
5.000%, 07/15/27	1,535	1,595,280
TOTAL ARIZONA		57,148,041

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (3.4%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	$1,261,336
California State Public Works Board (RB) Series D
5.000%, 04/01/27	940	956,413
5.000%, 05/01/28	2,235	2,378,975
California State University (RB) Series A
4.000%, 11/01/36	120	120,062
County of Riverside (RN)
5.000%, 06/30/26	4,000	4,049,614
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/26	1,065	1,078,284
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,123,845
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
4.000%, 07/01/38	2,160	2,176,869
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,750,588
State of California (GO)
5.000%, 12/01/26	5,535	5,675,854
5.000%, 04/01/27	7,000	7,241,086
5.000%, 08/01/27	5,000	5,221,111
5.000%, 03/01/28	1,000	1,060,133
5.000%, 08/01/29	1,000	1,014,599
5.000%, 10/01/29	1,020	1,024,914
5.000%, 08/01/30	1,570	1,592,451
5.000%, 09/01/31	2,900	2,946,493
4.000%, 09/01/32	1,000	1,007,467
5.000%, 08/01/33	1,420	1,437,829
4.000%, 08/01/35	725	728,448
5.000%, 08/01/35	375	375,706
5.000%, 09/01/35	2,315	2,345,517
4.000%, 08/01/37	3,000	3,009,726
University of California (RB) Series AY
4.000%, 05/15/35	1,895	1,923,236
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,128,554
University of California (RB) Series BZ
5.000%, 05/15/28	2,110	2,255,045
TOTAL CALIFORNIA		59,884,155
	Face Amount	Value†
	(000)
COLORADO — (2.9%)
Adams & Arapahoe Counties Joint School District 28J Aurora (GO) (ST AID WITHHLDG)
5.500%, 12/01/26	1,585	$1,628,251
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG)
5.000%, 12/15/26	7,655	7,837,573
Adams 12 Five Star Schools (GO) (ST AID WITHHLDG) Series B
5.000%, 12/15/30	1,865	1,907,002
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.000%, 12/15/27	7,830	8,231,487
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,389,233
5.000%, 12/15/27	3,450	3,626,900
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/26)	3,045	3,116,533
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	1,818,472
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/26	270	276,015
5.000%, 12/01/27	170	178,287
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,365	3,438,349
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/26	3,175	3,248,384

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series D
5.000%, 12/01/26	3,635	$3,719,017
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	485	496,007
Fort Collins-Loveland Water District (RB)
5.000%, 12/01/26	400	408,678
5.000%, 12/01/27	455	477,013
Metro Wastewater Reclamation District (RB) Series A
5.000%, 04/01/27	2,665	2,749,630
University of Colorado (RB) Series C-2
5.000%, 06/01/27	4,810	4,982,127
TOTAL COLORADO		51,528,958
CONNECTICUT — (2.4%)
City of Danbury (GO)
4.000%, 02/23/26	15,000	15,013,224
Town of Cheshire (GO)
4.000%, 04/14/26	10,000	10,033,355
Town of Greenwich (GO)
4.000%, 02/05/26	17,550	17,552,334
TOTAL CONNECTICUT		42,598,913
DISTRICT OF COLUMBIA — (1.0%)
District of Columbia (GO) Series A
5.000%, 06/01/34	2,810	2,895,802
5.000%, 06/01/36	1,000	1,027,046
District of Columbia (GO) Series D
5.000%, 06/01/35	5,335	5,488,831
5.000%, 06/01/38	3,965	4,058,136
District of Columbia (GO) Series E
5.000%, 06/01/26	2,455	2,477,543
District of Columbia Income Tax Revenue (RB) Series A
5.000%, 06/01/28	1,015	1,078,553
TOTAL DISTRICT OF COLUMBIA		17,025,911
FLORIDA — (4.5%)
City of Jacksonville (RB)
5.000%, 10/01/27	3,690	3,860,721
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Pembroke Pines (GO)
5.000%, 09/01/27	1,750	$1,824,478
City of Port St. Lucie (GO)
5.000%, 07/01/27	1,615	1,675,654
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/27	455	475,137
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/26	180	183,208
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	2,445	2,471,859
5.000%, 07/01/27	1,060	1,099,660
County of Miami-Dade Transit System (RB)
5.000%, 07/01/27	1,340	1,390,897
County of Miami-Dade Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/26	1,310	1,333,084
County of Seminole Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	715	745,807
School District of Broward County (RN)
4.000%, 06/25/26	18,990	19,113,940
School District of Broward County (GO) (AG)
5.000%, 07/01/27	2,000	2,072,560
State of Florida (GO) Series A
5.000%, 06/01/26	8,175	8,248,565
5.000%, 07/01/26	1,135	1,147,917
5.000%, 07/01/27	1,210	1,223,149
State of Florida (GO) Series B
5.000%, 07/01/27	1,455	1,511,403
State of Florida (GO) Series C
4.000%, 06/01/31	1,275	1,280,420
4.000%, 06/01/32	2,565	2,612,767
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	1,498	1,579,585

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
5.000%, 07/01/26	1,128	$1,140,978
5.000%, 07/01/27	634	658,667
5.000%, 07/01/28	2,505	2,668,128
4.000%, 07/01/35	6,726	6,758,715
4.000%, 07/01/36	6,261	6,288,029
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/27	3,970	4,124,460
Tampa Bay Water (RB)
5.000%, 10/01/27	3,000	3,129,761
TOTAL FLORIDA		78,619,549
GEORGIA — (2.7%)
City of Brookhaven (GO)
5.000%, 07/01/27	1,600	1,660,773
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,555	3,704,602
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,385	26,436,335
State of Georgia (GO) Series A
5.000%, 07/01/26	1,310	1,325,072
5.000%, 07/01/27	8,410	8,739,601
State of Georgia (GO) Series C
4.000%, 07/01/29	4,020	4,259,808
State of Georgia (GO) Series F
5.000%, 01/01/27	1,660	1,702,204
TOTAL GEORGIA		47,828,395
HAWAII — (2.1%)
City & County Honolulu Wastewater System Revenue (RB) Series A
5.000%, 07/01/36	3,000	3,121,187
City & County of Honolulu (GO) Series A
5.000%, 07/01/26	110	111,266
City & County of Honolulu (GO) Series B
5.000%, 07/01/26	110	111,267
	Face Amount	Value†
	(000)
HAWAII — (Continued)
City & County of Honolulu (GO) Series E
5.000%, 07/01/27	6,490	$6,744,537
City & County of Honolulu (GO) Series F
5.000%, 07/01/27	7,100	7,378,461
County of Hawaii (GO)
5.000%, 09/01/27	195	203,321
County of Hawaii (GO) Series A
5.000%, 09/01/31	1,130	1,161,084
County of Maui (GO)
5.000%, 09/01/27	2,480	2,581,885
State of Hawaii (GO) Series FG
5.000%, 10/01/28	3,085	3,140,409
4.000%, 10/01/32	1,740	1,752,600
State of Hawaii (GO) Series FH
5.000%, 10/01/26	2,025	2,062,237
State of Hawaii (GO) Series FK
4.000%, 05/01/32	7,620	7,746,389
State of Hawaii (GO) Series FN
5.000%, 10/01/29	945	986,538
TOTAL HAWAII		37,101,181
ILLINOIS — (0.3%)
Illinois Finance Authority (RB)
3.150%, 08/01/43	4,705	4,705,000
Illinois Finance Authority (RB) Series C
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 2/15/27)	1,130	1,148,974
TOTAL ILLINOIS		5,853,974
IOWA — (0.3%)
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,332,819
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,074,967
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,000,275
TOTAL IOWA		5,408,061

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KANSAS — (0.6%)
City of Lawrence (GO) Series I
4.000%, 05/01/26	2,000	$2,008,208
City of Olathe (GO) Series A
5.000%, 09/01/26	5,000	5,077,320
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,525	1,552,686
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,116,828
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/28	600	642,007
TOTAL KANSAS		11,397,049
KENTUCKY — (1.7%)
Louisville Water Co. (RB)
5.000%, 11/15/27	11,075	11,608,507
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 04/01/28	7,885	8,347,327
Louisville/Jefferson County Metropolitan Government (RB) Series C
3.150%, 10/01/53	10,195	10,195,000
TOTAL KENTUCKY		30,150,834
LOUISIANA — (0.2%)
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,237,899
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/27	2,320	2,396,065
TOTAL LOUISIANA		3,633,964
MAINE — (0.3%)
City of Portland (GO)
5.000%, 05/01/27	1,015	1,049,169
City of Portland (GO) Series B
5.000%, 08/01/27	1,095	1,139,032
	Face Amount	Value†
	(000)
MAINE — (Continued)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	2,235	$2,319,733
State of Maine (GO) Series D
5.000%, 06/01/28	865	918,958
TOTAL MAINE		5,426,892
MARYLAND — (5.3%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	814,812
County of Anne Arundel (GO)
5.000%, 04/01/26	6,685	6,715,591
5.000%, 10/01/32	1,925	1,958,212
5.000%, 10/01/27	5,095	5,328,162
County of Baltimore (GO)
5.000%, 07/01/26	1,310	1,324,936
5.000%, 08/01/26	3,850	3,857,972
County of Calvert (GO)
5.000%, 07/01/27	930	965,456
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,504,542
County of Montgomery (GO) Series A
5.000%, 10/01/26	7,855	7,999,179
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,640	5,743,523
5.000%, 10/01/27	6,840	7,153,018
County of Prince George's (GO) Series A
5.000%, 08/01/27	4,095	4,263,364
Maryland Health & Higher Educational Facilities Authority (RB) Series A
3.150%, 06/01/48	3,275	3,275,000
State of Maryland (GO) Series 2ND
5.000%, 08/01/26	1,075	1,090,050
State of Maryland (GO) Series A
5.000%, 03/15/26	1,245	1,249,140
5.000%, 03/15/27	780	804,346
5.000%, 08/01/27	1,765	1,838,232
5.000%, 03/15/28	8,110	8,578,353
State of Maryland (GO) Series B
5.000%, 08/01/26	1,140	1,155,960
5.000%, 08/01/27	15,165	15,794,211

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	9,000	$9,155,749
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,163,710
TOTAL MARYLAND		93,733,518
MASSACHUSETTS — (5.3%)
City of Peabody (GO)
4.000%, 07/10/26	5,055	5,092,125
City of Quincy (GO)
5.000%, 07/24/26	4,729	4,787,652
City of Revere (GO)
4.000%, 07/10/26	1,377	1,386,759
Commonwealth of Massachusetts (GO) Series A
5.000%, 07/01/27	6,215	6,278,660
5.000%, 07/01/28	1,000	1,066,923
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/27	565	585,695
5.000%, 07/01/32	800	808,140
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	780	788,974
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,030	1,079,367
5.000%, 11/01/30	4,250	4,448,135
Commonwealth of Massachusetts (GO) Series I
5.000%, 12/01/31	1,520	1,551,547
5.000%, 12/01/35	16,550	16,841,738
Massachusetts Development Finance Agency (RB) Series A
4.000%, 07/15/36	5,375	5,376,356
Town of Easton (GO)
4.000%, 03/05/26	2,019	2,021,964
Town of Hingham (GO)
4.000%, 02/13/26	8,870	8,874,203
4.000%, 02/12/27	2,500	2,542,803
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,019,510
Town of Swampscott (GO)
4.000%, 03/05/26	1,584	1,586,498
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Westborough (GO)
4.000%, 03/27/26	16,500	$16,541,926
Town of Winchester (GO) Series B
4.000%, 03/26/26	10,500	10,527,009
TOTAL MASSACHUSETTS		93,205,984
MICHIGAN — (0.1%)
Michigan State University (RB) Series A
5.000%, 02/15/27	530	544,762
5.000%, 08/15/27	750	780,832
TOTAL MICHIGAN		1,325,594
MINNESOTA — (2.6%)
City of Minneapolis (GO)
5.000%, 12/01/27	6,185	6,489,120
City of St. Paul (GO) Series A
5.000%, 09/01/27	775	808,106
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,435	4,560,546
5.000%, 12/01/32	1,185	1,208,527
County of Hennepin (GO) Series C
5.000%, 12/01/31	1,045	1,065,921
Metropolitan Council (GO) Series B
5.000%, 03/01/27	4,360	4,489,769
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	2,741,528
State of Minnesota (GO) Series A
5.000%, 08/01/27	14,360	14,957,974
5.000%, 08/01/28	6,120	6,534,967
5.000%, 08/01/33	1,065	1,078,263
State of Minnesota (GO) Series B
5.000%, 08/01/27	1,950	2,031,201
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	530	558,409
TOTAL MINNESOTA		46,524,331

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
5.000%, 10/01/29	5,415	$5,652,284
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,700	4,797,739
TOTAL MISSISSIPPI		10,450,023
MISSOURI — (0.6%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,110	1,129,089
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/29	1,835	1,873,095
City of Lees Summit (GO) Series A
5.000%, 04/01/28	5,000	5,294,150
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	162,589
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	2,230	2,232,954
TOTAL MISSOURI		10,691,877
NEBRASKA — (0.8%)
City of Omaha (GO) Series B
5.000%, 04/15/26	315	316,760
5.000%, 04/15/27	235	242,775
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,120,044
5.000%, 06/01/27	2,535	2,595,683
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,060	3,104,481
Metropolitan Utilities District of Omaha Water System Revenue (RB)
4.250%, 12/01/40	3,700	3,853,665
Omaha Public Power District (RB) Series A
5.000%, 02/01/31	1,000	1,000,000
Omaha Public Power District (RB) Series C
5.000%, 02/01/27	1,210	1,243,038
TOTAL NEBRASKA		13,476,446
	Face Amount	Value†
	(000)
NEVADA — (1.1%)
Clark County Water Reclamation District (GO)
4.000%, 07/01/34	1,800	$1,807,916
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,710	12,136,096
5.000%, 06/01/33	1,475	1,487,408
5.000%, 06/01/37	1,045	1,052,399
Washoe County School District (GO) Series B
5.000%, 10/01/39	2,160	2,486,892
Washoe County School District (GO) Series C
4.000%, 10/01/33	1,190	1,210,088
TOTAL NEVADA		20,180,799
NEW HAMPSHIRE — (0.8%)
City of Manchester (GO)
4.000%, 11/12/26	13,400	13,580,221
NEW JERSEY — (3.8%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	1,006,602
City of Summit (GO)
4.000%, 07/16/26	1,790	1,804,290
County of Hudson (GO)
4.000%, 02/26/26	10,000	10,010,908
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,492,397
4.000%, 02/01/28	3,290	3,405,704
Monmouth County Improvement Authority (RN)
4.000%, 03/13/26	13,545	13,570,448
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	6,249,031
Princeton (GO)
4.000%, 02/19/26	13,010	13,020,491
Township of Ewing (GO)
4.000%, 12/22/26	5,030	5,107,996
Township of Toms River (GO)
4.000%, 06/01/27	865	884,775
4.000%, 06/01/28	1,255	1,304,019
Township of Woodbridge (GO)
4.000%, 03/13/26	6,640	6,652,242
TOTAL NEW JERSEY		66,508,903

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW MEXICO — (1.0%)
Central New Mexico Community College (GO)
5.000%, 08/15/28	3,370	$3,594,404
City of Albuquerque (GO) Series A
5.000%, 07/01/27	730	757,385
State of New Mexico (GO)
5.000%, 03/01/27	7,205	7,407,487
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,643,272
TOTAL NEW MEXICO		17,402,548
NEW YORK — (9.5%)
City of New York (GO) Series 1
5.000%, 08/01/29	550	570,936
City of New York (GO) Series A-1
5.000%, 09/01/27	1,580	1,647,167
5.000%, 08/01/38	1,885	1,903,145
City of New York (GO) Series B-1
5.000%, 08/01/27	8,610	8,957,129
5.000%, 10/01/35	2,600	2,688,385
5.000%, 12/01/38	1,610	1,635,296
City of New York (GO) Series C
5.000%, 08/01/26	4,710	4,773,406
5.000%, 08/01/27	615	639,795
City of New York (GO) Series D
5.000%, 10/01/27	5,900	6,163,777
City of New York (GO) Series E
5.000%, 08/01/26	4,080	4,134,924
City of New York (GO) Series F
5.000%, 09/01/27	2,920	3,044,132
City of New York (GO) Series F-1
5.000%, 06/01/34	5	5,010
City of New York (GO) Series F-5
3.200%, 06/01/44	3,785	3,785,000
City of New York (GO) Series H
5.000%, 01/01/27	1,525	1,562,680
City of Rochester (GO) Series I
4.000%, 02/26/26	4,920	4,925,400
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Corning City School District (GO) Series A
4.000%, 06/18/26	4,845	$4,875,281
County of Suffolk (GO)
4.000%, 07/24/26	15,000	15,129,610
Empire State Development Corp. (RB) Series A
¤ 5.000%, 03/15/26 (Pre-refunded @ $100, 3/15/26)	1,365	1,369,657
5.000%, 03/15/26	1,000	1,003,412
5.000%, 03/15/32	2,145	2,204,024
Harborfields Central School District (GO) (ST AID WITHHLDG)
4.000%, 09/03/26	6,710	6,779,265
Metropolitan Transportation Authority Dedicated Tax Fund (ST) Series A
5.000%, 11/15/26	255	260,516
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/26	1,010	1,013,138
5.000%, 03/15/28	1,820	1,926,349
5.000%, 02/15/30	1,370	1,407,303
5.000%, 02/15/31	865	888,463
5.000%, 03/15/32	7,495	7,984,779
5.000%, 02/15/33	4,970	5,032,927
5.000%, 03/15/35	5,660	5,737,591
5.000%, 03/15/36	4,395	4,453,983
5.000%, 02/15/37	2,895	2,958,247
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/32	1,500	1,558,660
5.000%, 02/15/33	570	591,677
5.000%, 02/15/34	4,105	4,256,069
5.000%, 02/15/37	1,790	1,847,659
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,505	9,802,184
5.000%, 03/15/37	9,300	9,738,545
5.000%, 03/15/38	4,000	4,182,131
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,035	7,254,721
New York State Thruway Authority (RB) Series A
5.000%, 03/15/27	7,970	8,224,153
Port Authority of New York & New Jersey (RB) Series 248
5.000%, 01/15/28	1,000	1,055,015
Town of Tonawanda (GO)
4.000%, 08/21/26	3,915	3,951,088

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series A
5.000%, 11/15/36	1,160	$1,165,692
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/29	2,530	2,620,032
5.000%, 11/15/30	1,425	1,475,253
TOTAL NEW YORK		167,183,606
NORTH CAROLINA — (1.5%)
Cape Fear Public Utility Authority (RB)
5.000%, 04/01/27	275	283,389
5.000%, 04/01/28	300	317,407
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/27	17,105	17,769,286
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,500,000
County of Wake (GO) Series A
5.000%, 04/01/27	2,625	2,709,373
State of North Carolina (GO) Series C
5.000%, 06/01/27	1,450	1,503,888
Town of Holly Springs (GO)
5.000%, 02/01/27	1,405	1,443,785
TOTAL NORTH CAROLINA		26,527,128
OHIO — (2.1%)
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,445	4,536,574
City of Columbus (GO) Series A
5.000%, 04/01/27	2,265	2,337,537
5.000%, 10/01/27	3,360	3,513,200
City of Columbus (GO) Series B
5.000%, 10/01/27	1,195	1,249,486
State of Ohio (GO) Series A
5.000%, 09/01/28	2,540	2,717,105
5.000%, 02/01/32	1,920	1,920,000
5.000%, 05/01/32	1,080	1,113,910
5.000%, 02/01/33	1,850	1,850,000
5.000%, 05/01/35	2,630	2,704,050
5.000%, 02/01/36	2,690	2,690,000
State of Ohio (GO) Series B
5.000%, 09/01/27	1,215	1,267,771
5.000%, 09/15/27	6,645	6,940,576
	Face Amount	Value†
	(000)
OHIO — (Continued)
State of Ohio (GO) Series V
5.000%, 05/01/34	2,000	$2,107,232
State of Ohio (GO) Series X
5.000%, 05/01/29	665	722,332
Upper Arlington City School District (GO) Series A
5.000%, 12/01/26	1,585	1,620,483
TOTAL OHIO		37,290,256
OKLAHOMA — (0.1%)
City of Bixby (GO) Series A
4.000%, 06/01/26	790	794,094
4.000%, 06/01/28	1,790	1,853,388
TOTAL OKLAHOMA		2,647,482
OREGON — (1.4%)
City of Hillsboro (GO)
5.000%, 06/01/36	4,330	5,191,691
City of Portland Water System Revenue (RB) Series A
5.000%, 04/01/27	780	805,318
Clackamas Community College District (GO) (SCH BD GTY)
5.000%, 06/15/28	500	531,728
County of Washington (GO)
5.000%, 06/01/27	4,110	4,257,353
5.000%, 06/01/28	3,755	3,993,818
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	970	1,005,119
Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
¤ 5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	2,205	2,227,127
¤ 5.000%, 06/15/36 (Pre-refunded @ $100, 6/15/26)	1,065	1,075,687
Mount Hood Community College District (GO) (SCH BD GTY)
5.000%, 06/15/27	590	611,361

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Portland Community College District (GO)
5.000%, 06/15/27	1,375	$1,386,034
State of Oregon (GO) Series A
5.000%, 05/01/27	695	718,876
State of Oregon (GO) Series F
5.000%, 05/01/29	1,075	1,082,343
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/26	2,025	2,068,948
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin (GO) (SCH BD GTY)
5.000%, 06/15/27	635	658,951
TOTAL OREGON		25,614,354
PENNSYLVANIA — (1.0%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,330	5,372,205
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,306,090
Exeter Township School District (GO) (ST AID WITHHLDG)
¤ 4.000%, 05/15/28 (Pre-refunded @ $100, 5/15/27)	3,090	3,156,190
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/27	1,430	1,501,763
Pennsylvania Turnpike Commission (RB) Series A-1
5.000%, 12/01/31	685	690,880
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/27	1,000	1,050,184
TOTAL PENNSYLVANIA		18,077,312
RHODE ISLAND — (0.2%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,145	1,180,531
	Face Amount	Value†
	(000)
RHODE ISLAND — (Continued)
State of Rhode Island (GO) Series C
5.000%, 08/01/27	2,455	$2,552,428
TOTAL RHODE ISLAND		3,732,959
SOUTH CAROLINA — (2.5%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/26	3,520	3,535,462
5.000%, 04/01/27	2,800	2,887,377
Beaufort County School District (GO) Series A
5.000%, 03/02/26	4,000	4,008,948
5.000%, 03/01/38	2,540	2,935,283
Beaufort County School District (GO) Series B
5.000%, 03/01/28	3,000	3,165,608
Beaufort County School District (GO) Series C
5.000%, 03/01/27	8,300	8,541,631
Charleston County School District (GO) Series A
5.000%, 02/01/27	1,670	1,716,267
County of Beaufort (GO) (ST AID WITHHLDG)
5.000%, 03/01/26	1,475	1,478,238
Horry County School District (GO)
5.000%, 03/01/26	2,905	2,911,424
5.000%, 03/01/27	7,775	8,008,101
Richland County School District No. 2 (GO)
5.000%, 03/01/27	4,075	4,196,287
TOTAL SOUTH CAROLINA		43,384,626
TENNESSEE — (1.8%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	918,363
City of Memphis (GO) Series A
5.000%, 04/01/26	1,310	1,315,776
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,835	1,898,410
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,405,603
County of Knox (GO) Series C
5.000%, 06/01/26	125	126,135
County of Rutherford (GO)
5.000%, 04/01/26	3,570	3,585,920

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
County of Rutherford (GO) Series A
5.000%, 04/01/26	2,115	$2,124,431
County of Rutherford (GO) Series B
5.000%, 04/01/27	1,735	1,789,346
County of Washington (GO) Series A
4.000%, 06/01/26	1,945	1,955,402
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	5,975	6,159,479
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/27	390	404,980
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,526,694
5.000%, 09/01/27	1,910	1,992,957
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,440	3,484,077
TOTAL TENNESSEE		31,687,573
TEXAS — (18.5%)
Alamo Community College District (GO)
5.000%, 08/15/27	500	520,748
Allen Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	190	195,440
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	805	827,212
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,025	1,026,010
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/26	2,400	2,432,787
5.000%, 08/01/27	280	291,457
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,434,652
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/26	9,870	10,015,542
5.000%, 08/15/27	530	551,529
	Face Amount	Value†
	(000)
TEXAS — (Continued)
5.000%, 08/15/28	2,625	$2,801,638
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	585	609,410
Boerne Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	385	395,000
City of Anna (GO)
4.000%, 02/15/28	1,350	1,388,503
City of Austin (GO)
5.000%, 09/01/27	5,565	5,805,112
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/26	530	541,092
5.000%, 11/15/27	460	481,886
5.000%, 11/15/32	530	539,851
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,360	1,423,487
5.000%, 11/15/31	940	958,246
City of Carrollton (GO)
5.000%, 08/15/26	1,420	1,441,054
City of Cedar Park (GO)
5.000%, 02/15/26	680	680,607
City of College Station (GO)
5.000%, 02/15/28	530	557,942
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	1,963,991
City of Dallas (GO)
5.000%, 08/15/27	3,340	3,478,595
5.000%, 02/15/39	10,395	11,882,840
City of Dallas Waterworks & Sewer System Revenue (RB)
5.000%, 10/01/26	1,275	1,297,952
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,352,675
City of Denton (GO)
5.000%, 02/15/28	2,155	2,268,613
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	930	931,901
5.000%, 03/01/27	770	791,390
City of Fort Worth (GO)
5.000%, 03/01/27	5,325	5,477,539
5.000%, 03/01/28	5,015	5,294,463
City of Frisco (GO)
5.000%, 02/15/26	1,500	1,501,462

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Houston (GO) Series A
5.000%, 03/01/27	5,800	$5,968,662
City of Irving (GO)
5.000%, 09/15/27	5,075	5,291,816
City of Leander (GO)
5.000%, 08/15/27	390	405,943
City of Lewisville (GO)
5.000%, 02/15/27	815	838,335
5.000%, 02/15/28	745	784,277
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,120	1,140,658
City of Pflugerville (GO)
5.000%, 08/01/26	1,235	1,250,580
City of Plano (GO)
5.000%, 09/01/27	1,535	1,600,498
5.000%, 09/01/28	2,680	2,859,695
City of Richardson (GO)
5.000%, 02/15/27	1,920	1,972,977
5.000%, 02/15/28	2,000	2,105,441
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,175,951
City of San Antonio (GO)
5.000%, 02/01/26	3,175	3,175,000
5.000%, 02/01/27	5,030	5,169,205
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,355	3,355,000
4.000%, 02/01/27	1,975	2,009,495
4.000%, 02/01/28	1,450	1,461,515
4.000%, 02/01/36	2,775	2,775,000
City of Temple (GO)
5.000%, 08/01/27	635	660,410
City of Temple (GO) Series A
5.000%, 08/01/28	210	223,594
City of Temple (GO) Series B
5.000%, 08/01/27	230	239,204
5.000%, 08/01/28	165	175,681
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/32	1,025	1,025,976
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,718,521
5.000%, 02/15/29	895	967,181
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	1,525	1,627,715
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Collin (GO)
5.000%, 02/15/27	1,220	$1,254,170
5.000%, 02/15/28	1,000	1,052,721
County of Denton (GO)
5.000%, 07/15/27	4,605	4,783,825
5.000%, 07/15/28	515	547,889
County of Fort Bend (GO)
5.000%, 03/01/27	7,310	7,513,854
County of Harris (GO) Series A
5.000%, 09/15/27	7,115	7,429,394
5.000%, 10/01/27	2,500	2,613,444
County of Montgomery (GO) Series A
5.000%, 03/01/26	965	967,068
5.000%, 03/01/27	1,925	1,979,100
County of Tarrant (GO)
5.000%, 07/15/28	750	797,896
5.000%, 07/15/29	395	429,814
County of Travis (GO)
5.000%, 03/01/28	16,330	17,219,503
County of Travis (GO) Series A
5.000%, 03/01/26	1,500	1,503,240
County of Williamson (GO)
5.000%, 02/15/27	9,090	9,345,538
¤ 4.000%, 02/15/36 (Pre-refunded @ $100, 8/15/26)	2,915	2,939,489
Del Valle Independent School District (GO) (PSF-GTD) Series A
5.000%, 06/15/27	2,390	2,478,173
Denton Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/27	400	415,735
Dripping Springs Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	580	596,607
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,865	1,942,966
5.000%, 08/15/28	1,000	1,067,354
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	165	169,621
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,065	1,095,604
4.000%, 02/15/28	2,085	2,147,399

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	250	$257,184
5.000%, 02/15/28	1,625	1,714,661
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,131,675
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	405	405,000
5.000%, 02/01/27	320	328,504
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,011,922
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,075	3,161,764
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,002,536
Greenville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	95	97,661
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,205	1,206,201
5.000%, 02/15/27	1,660	1,708,048
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,915	1,916,909
Houston Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/27	2,200	2,263,678
5.000%, 02/15/28	1,000	1,055,176
Humble Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	4,000	4,112,448
Humble Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	150	154,217
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	159,952
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	$404,441
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,940,156
Leander Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	795	827,253
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	645	672,063
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	2,255	2,286,010
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,515	7,522,533
Mansfield Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	2,880	2,933,311
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	8,605	8,613,482
New Caney Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,600	2,602,467
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/27	1,080	1,127,114
5.000%, 09/01/31	2,300	2,329,506
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	300	316,553
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	15,820	16,000,505
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/27	8,055	8,365,760
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,501,479

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	605	$652,499
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	235	241,680
5.000%, 02/15/30	2,500	2,505,218
5.000%, 02/15/31	2,000	2,004,157
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	4,125	4,182,587
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	2,210	2,358,853
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	660	695,735
Spring Independent School District (GO) Series B
5.000%, 08/15/26	900	913,344
State of Texas (GO)
5.000%, 10/01/27	2,055	2,150,248
State of Texas (GO) Series A
5.000%, 10/01/26	4,985	5,001,248
5.000%, 04/01/27	1,480	1,486,208
5.000%, 10/01/31	3,775	3,939,373
State of Texas (GO) Series B
5.000%, 08/01/29	1,435	1,493,287
5.000%, 10/01/29	1,535	1,604,086
5.000%, 10/01/31	3,260	3,401,948
State of Texas (GO) Series C
5.000%, 08/01/27	420	437,553
State of Texas (GO) Series E
5.000%, 02/01/27	1,260	1,295,224
5.000%, 08/01/27	3,290	3,427,497
Tarrant County College District (GO)
5.000%, 08/15/28	1,065	1,133,068
Tarrant County Cultural Education Facilities Finance Corp. (RB) Series B
2.650%, 08/01/50	620	620,000
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	570	$600,862
Texas A&M University (RB) Series A
5.000%, 05/15/26	1,065	1,073,365
5.000%, 05/15/27	1,120	1,159,621
Texas Tech University System (RB) Series A
5.000%, 02/15/27	675	693,519
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	525	546,166
5.000%, 08/01/28	840	896,340
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	230	230,000
5.000%, 02/01/27	700	718,602
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	390	405,882
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	1,045	1,059,932
TOTAL TEXAS		326,487,631
UTAH — (0.9%)
Alpine School District (GO) (SCH BD GTY)
4.000%, 03/15/31	1,600	1,625,910
Canyons School District (GO) (SCH BD GTY)
5.000%, 06/15/27	2,205	2,288,778
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,172,471
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,500	1,622,224
Davis School District (GO) (SCH BD GTY) Series B
5.000%, 06/01/27	3,040	3,149,397
State of Utah (GO)
5.000%, 07/01/26	2,325	2,351,944
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,275	1,320,882
5.000%, 06/01/28	1,890	2,007,985

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (Continued)
Utah Transit Authority (RB)
5.000%, 12/15/27	325	$341,359
TOTAL UTAH		15,880,950
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,322,856
VIRGINIA — (2.6%)
City of Alexandria (GO)
5.000%, 12/15/27	3,975	4,178,296
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	1,930,000
City of Newport News (GO) Series A
5.000%, 08/01/29	985	1,024,490
City of Norfolk (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/27	1,500	1,563,838
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	211,397
5.000%, 04/01/28	750	793,338
County of Arlington (GO)
5.000%, 08/15/27	7,935	8,270,765
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/26	5,710	5,811,380
County of Henrico (GO) Series A
5.000%, 08/01/27	3,635	3,784,451
Hampton Roads Transportation Accountability Commission (RB) Series A
5.000%, 07/01/26	17,500	17,704,412
TOTAL VIRGINIA		45,272,367
WASHINGTON — (5.9%)
City of Seattle (GO)
5.000%, 06/01/27	5,240	5,432,073
4.000%, 12/01/34	1,165	1,165,488
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/27	685	708,550
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/27	1,670	1,716,050
5.000%, 07/01/28	6,195	6,590,898
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/26	1,580	$1,615,200
County of King (GO) Series A
5.000%, 12/01/26	5,945	6,081,911
County of King Sewer Revenue (RB) Series A
5.000%, 07/01/26	4,485	4,536,267
County of Spokane (GO)
5.000%, 12/01/26	4,345	4,442,887
5.000%, 12/01/27	225	236,051
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,485	1,501,975
5.000%, 07/01/28	6,870	7,314,041
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,370	2,424,184
5.000%, 12/01/27	2,180	2,289,080
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/26	585	598,375
5.000%, 12/01/27	320	336,012
North Thurston Public Schools (GO) (SCH BD GTY)
5.000%, 12/01/27	2,510	2,635,592
Snohomish County Public Utility District No. 1 Electric System Revenue (RB) Series A
5.000%, 12/01/27	505	529,896
5.000%, 12/01/28	590	634,422
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	340	344,992
5.000%, 12/01/26	790	808,061
5.000%, 12/01/27	870	913,532
5.000%, 12/01/29	3,030	3,320,897
Spokane County School District No. 81 Spokane (GO) (SCH BD GTY) Series B
4.000%, 12/01/30	6,060	6,225,427
State of Washington (GO) Series D
5.000%, 02/01/35	1,095	1,095,000

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,810	$1,834,889
State of Washington (GO) Series A
5.000%, 08/01/26	3,930	3,984,041
State of Washington (GO) Series B
5.000%, 08/01/29	1,115	1,130,107
State of Washington (GO) Series C
5.000%, 06/01/38	2,000	2,012,366
State of Washington (GO) Series D
5.000%, 06/01/26	2,485	2,507,611
State of Washington (GO) Series R-2017A
5.000%, 08/01/26	1,090	1,104,989
State of Washington (GO) Series R-2018C
5.000%, 08/01/27	2,640	2,748,741
5.000%, 08/01/31	2,955	3,071,470
State of Washington (GO) Series R-2018D
5.000%, 08/01/31	1,000	1,039,415
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	4,855	4,976,681
State of Washington (GO) Series R-2025A
4.000%, 07/01/26	3,075	3,097,536
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	4,180	4,342,631
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	4,005	4,160,822
State of Washington (GO) Series R-2026A
5.000%, 07/01/26	4,000	4,045,689
University of Washington (RB)
5.000%, 12/01/39	1,000	1,147,839
TOTAL WASHINGTON		104,701,688
WEST VIRGINIA — (0.1%)
State of West Virginia (GO) Series B
5.000%, 06/01/33	1,605	1,697,556
	Face Amount	Value†
	(000)
WISCONSIN — (3.1%)
City of Madison (GO) Series D
5.000%, 10/01/27	5,545	$5,788,547
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,287,155
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	995	1,040,367
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/27	8,225	8,600,021
State of Wisconsin (GO) Series 1
5.000%, 05/01/26	5,070	5,104,522
State of Wisconsin (GO) Series 2
5.000%, 11/01/26	4,355	4,445,172
State of Wisconsin (GO) Series A
5.000%, 05/01/37	7,000	8,235,641
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,140	4,168,190
5.000%, 05/01/27	7,140	7,386,183
5.000%, 05/01/28	7,325	7,768,945
TOTAL WISCONSIN		54,824,743
TOTAL MUNICIPAL BONDS (Cost $1,751,723,193)		1,758,789,073
COMMERCIAL PAPER — (0.3%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	6,000	6,001,204

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $843,765)	843,681	843,765
TOTAL INVESTMENTS — (100.0%)
(Cost $1,758,566,958)^^		$1,765,634,042

DFA Municipal Real Return Portfolio
CONTINUED
As of January 31, 2026, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$575,554	$575,554
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	743,716	743,716
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	451,055	451,055
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	582,947	582,947
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	306,937	306,937
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,580,638	1,580,638
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	729,924	729,924
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	367,388	367,388
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	922,337	922,337
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	918,304	918,304
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,314,353	1,314,353
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	1,105,607	1,105,607
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	499,760	499,760
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	616,892	616,892
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	914,330	914,330
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	947,260	947,260
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	998,508	998,508
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	770,956	770,956
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	1,150,085	1,150,085
Bank of America Corp.	2.585%	Fixed	CPI	Maturity	USD	31,000,000	06/17/28	—	—	18,808	18,808
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	985,424	985,424
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	777,881	777,881
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	1,007,085	1,007,085
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	897,857	897,857
Bank of America Corp.	2.490%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,651,247	1,651,247
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,932,721	1,932,721
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,539,998	1,539,998
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,531,320	1,531,320
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,837,063	1,837,063
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,539,438	1,539,438
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,978,073	1,978,073
Citibank, N.A.	2.403%	Fixed	CPI	Maturity	USD	67,000,000	01/14/27	—	—	24,939	24,939
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	1,084,074	1,084,074
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,368,831	2,368,831
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,544,445	1,544,445

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	$121,192	$121,192
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	311,467	311,467
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	848,761	848,761
Morgan Stanley and Co. International	2.464%	Fixed	CPI	Maturity	USD	68,000,000	01/27/27	—	—	81,636	81,636
Morgan Stanley and Co. International	2.382%	Fixed	CPI	Maturity	USD	70,000,000	01/20/27	—	—	85,880	85,880
Morgan Stanley and Co. International	2.254%	Fixed	CPI	Maturity	USD	38,000,000	12/23/26	—	—	32,601	32,601
Morgan Stanley and Co. International	2.230%	Fixed	CPI	Maturity	USD	32,000,000	12/30/26	—	—	19,696	19,696
Total Appreciation										$37,716,988	$37,716,988
Bank of America Corp.	2.861%	Fixed	CPI	Maturity	USD	37,000,000	08/27/28	—	—	(297,339)	(297,339)
Bank of America Corp.	2.734%	Fixed	CPI	Maturity	USD	78,000,000	04/07/28	—	—	(511,073)	(511,073)
Bank of America Corp.	2.659%	Fixed	CPI	Maturity	USD	31,000,000	06/02/28	—	—	(65,336)	(65,336)
Citibank, N.A.	3.320%	Fixed	CPI	Maturity	USD	56,000,000	09/15/26	—	—	(295,432)	(295,432)
Citibank, N.A.	3.272%	Fixed	CPI	Maturity	USD	38,000,000	10/01/26	—	—	(200,202)	(200,202)
Citibank, N.A.	2.772%	Fixed	CPI	Maturity	USD	42,000,000	02/25/27	—	—	(85,507)	(85,507)
Citibank, N.A.	2.736%	Fixed	CPI	Maturity	USD	30,000,000	06/30/27	—	—	(53,215)	(53,215)
Citibank, N.A.	2.721%	Fixed	CPI	Maturity	USD	30,000,000	03/07/27	—	—	(49,084)	(49,084)
Citibank, N.A.	2.628%	Fixed	CPI	Maturity	USD	61,000,000	11/24/26	—	—	(72,947)	(72,947)
Morgan Stanley and Co. International	3.235%	Fixed	CPI	Maturity	USD	53,000,000	10/08/26	—	—	(281,513)	(281,513)
Morgan Stanley and Co. International	3.212%	Fixed	CPI	Maturity	USD	30,000,000	10/14/26	—	—	(162,740)	(162,740)
Morgan Stanley and Co. International	3.210%	Fixed	CPI	Maturity	USD	34,000,000	10/06/26	—	—	(168,465)	(168,465)
Morgan Stanley and Co. International	3.115%	Fixed	CPI	Maturity	USD	30,000,000	10/21/26	—	—	(146,159)	(146,159)
Morgan Stanley and Co. International	3.102%	Fixed	CPI	Maturity	USD	48,000,000	10/24/26	—	—	(232,598)	(232,598)
Morgan Stanley and Co. International	2.865%	Fixed	CPI	Maturity	USD	27,000,000	02/13/26	—	—	(41,731)	(41,731)
Morgan Stanley and Co. International	2.857%	Fixed	CPI	Maturity	USD	51,000,000	07/21/28	—	—	(358,310)	(358,310)
Morgan Stanley and Co. International	2.844%	Fixed	CPI	Maturity	USD	33,000,000	08/01/28	—	—	(211,033)	(211,033)
Morgan Stanley and Co. International	2.800%	Fixed	CPI	Maturity	USD	38,000,000	08/18/28	—	—	(225,370)	(225,370)
Morgan Stanley and Co. International	2.732%	Fixed	CPI	Maturity	USD	77,000,000	11/18/26	—	—	(162,188)	(162,188)

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	2.709%	Fixed	CPI	Maturity	USD	44,000,000	05/29/28	—	—	$(162,616)	$(162,616)
Morgan Stanley and Co. International	2.648%	Fixed	CPI	Maturity	USD	29,000,000	05/09/28	—	—	(102,396)	(102,396)
Morgan Stanley and Co. International	2.639%	Fixed	CPI	Maturity	USD	30,000,000	12/03/26	—	—	(45,543)	(45,543)
Total (Depreciation)										$(3,930,797)	$(3,930,797)
Total Appreciation (Depreciation)										$33,786,191	$33,786,191
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,758,789,073	—	$1,758,789,073
Commercial Paper	—	6,001,204	—	6,001,204
Investment Companies	$843,765	—	—	843,765
Total Investments in Securities	$843,765	$1,764,790,277	—	$1,765,634,042
Financial Instruments
Assets
Swap Agreements**	—	37,716,988	—	37,716,988
Liabilities
Swap Agreements**	—	(3,930,797)	—	(3,930,797)
Total Financial Instruments	—	$33,786,191	—	$33,786,191
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.3%)
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	$332,654
ARIZONA — (1.5%)
City of Glendale Water & Sewer Revenue (RB)
5.000%, 07/01/26	635	642,020
City of Mesa Utility System Revenue (RB)
4.000%, 07/01/31	470	472,165
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	168,727
Maricopa County Unified School District No. 69 Paradise Valley (GO) Series B
5.000%, 07/01/35	70	83,621
5.000%, 07/01/36	85	100,136
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	451,350
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	394,828
Salt River Project Agricultural Improvement & Power District (RB) Series A
5.000%, 01/01/31	1,060	1,085,380
Salt River Project Agricultural Improvement & Power District (RB) Series B
5.000%, 01/01/37	500	587,997
5.000%, 05/01/39	2,670	3,064,538
TOTAL ARIZONA		7,050,762
CALIFORNIA — (1.7%)
State of California (GO)
5.000%, 08/01/27	270	281,940
4.000%, 09/01/32	1,000	1,007,468
5.000%, 08/01/35	2,000	2,022,726
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
4.000%, 09/01/35	1,820	$1,829,942
5.000%, 09/01/35	600	607,909
4.000%, 10/01/36	1,000	1,034,418
State of California (GO) (BAM)
5.000%, 09/01/35	445	451,021
University of California (RB) Series AY
4.000%, 05/15/35	575	583,568
TOTAL CALIFORNIA		7,818,992
COLORADO — (1.7%)
Arapahoe County School District No. 5 Cherry Creek (GO) (ST AID WITHHLDG)
5.250%, 12/15/39	800	931,153
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/26	350	355,968
City & County of Broomfield Water Revenue (RB)
5.000%, 12/01/36	205	242,470
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	228,600
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	204,539
University of Colorado (RB) Series C-2
5.000%, 06/01/26	1,410	1,422,909
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/36	1,090	1,174,333
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	690	757,572

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-7 Platte Valley (GO) (ST AID WITHHLDG)
5.000%, 12/01/38	2,500	$2,877,495
TOTAL COLORADO		8,195,039
CONNECTICUT — (0.4%)
City of Danbury (GO)
4.000%, 02/23/26	2,000	2,001,763
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/27	590	611,808
District of Columbia (GO) Series D
5.000%, 06/01/26	425	428,903
TOTAL DISTRICT OF COLUMBIA		1,040,711
FLORIDA — (8.7%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	514,224
5.000%, 07/01/28	435	462,905
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/26	785	797,333
5.000%, 09/01/38	100	113,234
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	130,219
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,141,445
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/26	255	259,545
5.000%, 10/01/27	120	125,311
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,707,623
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	11,036,062
County of Miami-Dade (GO) Series A
5.000%, 07/01/26	255	257,801
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Sarasota Utility System Revenue (RB)
5.000%, 10/01/36	400	$475,379
5.000%, 10/01/37	255	303,295
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	69,185
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	140,626
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,337,875
5.000%, 10/01/36	290	332,148
5.000%, 10/01/39	200	228,072
Orlando Utilities Commission (RB) Series B
5.000%, 10/01/38	1,000	1,149,860
School District of Broward County (RN)
4.000%, 06/25/26	4,750	4,781,001
School District of Broward County (GO) (AG)
5.000%, 07/01/26	1,260	1,273,474
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,300,075
State of Florida (GO) Series B
5.000%, 06/01/29	2,543	2,767,880
State of Florida Department of Transportation Turnpike System Revenue (RB) Series A
5.000%, 07/01/35	392	413,349
State of Florida Department of Transportation Turnpike System Revenue (RB) Series C
4.000%, 07/01/35	2,034	2,043,893
4.000%, 07/01/36	1,894	1,902,177
State of Florida Department of Transportation Turnpike System Revenue (RB) Series D
5.000%, 07/01/36	1,310	1,543,267
5.000%, 07/01/37	465	541,987

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Tampa Bay Water (RB)
5.000%, 10/01/26	980	$997,008
TOTAL FLORIDA		41,146,253
GEORGIA — (0.6%)
Effingham County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/39	500	573,670
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,274,878
TOTAL GEORGIA		2,848,548
HAWAII — (1.8%)
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,118,219
County of Maui (GO)
5.000%, 03/01/26	200	200,416
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,225,822
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,033,459
TOTAL HAWAII		8,577,916
IOWA — (0.7%)
City of Des Moines (GO) Series A
4.000%, 06/01/39	2,610	2,693,441
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	155,189
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	610,172
TOTAL IOWA		3,458,802
KANSAS — (1.0%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,146,195
City of Olathe (GO) Series A
5.000%, 09/01/26	2,000	2,030,928
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	229,085
	Face Amount	Value†
	(000)
KANSAS — (Continued)
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,080	$1,097,315
TOTAL KANSAS		4,503,523
KENTUCKY — (0.3%)
Louisville/Jefferson County Metropolitan Government (GO) Series A
4.000%, 04/01/36	1,485	1,562,499
LOUISIANA — (0.8%)
State of Louisiana (GO) Series B
5.000%, 06/01/38	675	777,355
State of Louisiana Gasoline & Fuels Tax Revenue (RB) Series B
5.000%, 05/01/26	3,000	3,019,863
TOTAL LOUISIANA		3,797,218
MAINE — (0.2%)
Maine Turnpike Authority (RB)
5.000%, 07/01/27	415	430,734
State of Maine (GO) Series B
4.000%, 06/01/26	515	518,002
TOTAL MAINE		948,736
MARYLAND — (6.9%)
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,100	2,193,635
County of Baltimore (GO)
5.000%, 03/01/28	1,335	1,410,708
County of Charles (GO)
5.000%, 10/01/38	620	704,680
County of Frederick (GO) Series A
4.000%, 04/01/39	5,000	5,287,568
County of Harford (GO)
4.000%, 10/01/39	1,605	1,692,972
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,101,650
County of Howard (GO) Series A
5.000%, 08/15/29	840	919,925
5.000%, 08/15/36	1,525	1,755,399

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Prince George's (GO) Series A
5.000%, 08/01/26	1,030	$1,044,343
5.000%, 07/15/29	3,660	4,000,408
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,715	1,818,863
State of Maryland (GO) Series 2ND
5.000%, 08/01/27	770	801,948
State of Maryland (GO) Series A
5.000%, 06/01/37	4,490	5,042,747
State of Maryland (GO) Series B
5.000%, 08/01/27	500	520,746
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,202,178
State of Maryland Department of Transportation (RB)
5.000%, 10/01/29	1,000	1,017,305
TOTAL MARYLAND		32,515,075
MASSACHUSETTS — (3.4%)
City of Quincy (GO)
5.000%, 07/24/26	1,486	1,504,430
Commonwealth of Massachusetts (GO) Series A
5.000%, 05/01/38	220	248,568
Commonwealth of Massachusetts (GO) Series B
5.000%, 06/01/36	1,100	1,306,696
5.000%, 05/01/39	500	569,250
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/38	2,000	2,295,630
Commonwealth of Massachusetts (GO) Series D
4.000%, 05/01/39	935	945,494
Commonwealth of Massachusetts Transportation Fund Revenue (RB) Series A
5.000%, 06/01/35	345	415,183
5.000%, 06/01/36	1,240	1,473,904
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Norwood (GO)
5.000%, 03/15/29	340	$370,875
Town of Westborough (GO)
4.000%, 03/27/26	4,000	4,010,164
Town of Winchester (GO)
4.000%, 07/17/26	666	671,568
Town of Winchester (GO) Series B
4.000%, 03/26/26	2,000	2,005,145
TOTAL MASSACHUSETTS		15,816,907
MICHIGAN — (0.5%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	570,843
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,633,274
TOTAL MICHIGAN		2,204,117
MINNESOTA — (1.9%)
City of Burnsville (GO) Series A
5.000%, 12/20/26	405	414,717
City of St. Paul (GO) Series A
5.000%, 09/01/29	1,040	1,139,603
Eastern Carver County Schools Independent School District No. 112 (GO) (SD CRED PROG) Series A
4.000%, 02/01/38	2,170	2,255,053
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/39	1,120	1,269,231
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,058,956
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,500	1,642,573
TOTAL MINNESOTA		8,780,133

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (1.1%)
St. Louis County Reorganized School District No. R-6 (GO)
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/26)	2,135	$2,135,000
5.000%, 02/01/26	2,955	2,955,000
TOTAL MISSOURI		5,090,000
NEBRASKA — (1.0%)
City of Omaha (GO)
5.000%, 04/15/28	300	317,828
City of Omaha (GO) Series B
5.000%, 04/15/26	80	80,447
5.000%, 04/15/27	60	61,985
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	1,140	1,224,435
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,203,856
Omaha Public Power District (RB) Series B
5.000%, 02/01/34	425	492,000
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,218,165
TOTAL NEBRASKA		4,598,716
NEVADA — (0.9%)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	1,232,702
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,258,632
TOTAL NEVADA		4,491,334
NEW HAMPSHIRE — (0.0%)
City of Nashua (GO)
5.000%, 10/01/35	225	264,866
NEW JERSEY — (1.9%)
Bridgewater-Raritan Regional School District (GO)
6.000%, 07/15/26	240	244,060
City of Summit (GO)
4.000%, 07/16/26	470	473,752
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
County of Hudson (GO)
4.000%, 02/26/26	4,000	$4,004,363
County of Union (GO)
4.000%, 06/12/26	3,000	3,018,461
Essex County Improvement Authority (RN)
5.000%, 03/17/26	475	476,583
Hudson County Improvement Authority (RN) Series B-1
4.000%, 06/24/26	945	950,983
TOTAL NEW JERSEY		9,168,202
NEW MEXICO — (1.3%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,136,618
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,291,145
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	202,219
State of New Mexico (GO)
5.000%, 03/01/26	1,220	1,222,663
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	1,095	1,137,292
TOTAL NEW MEXICO		5,989,937
NEW YORK — (8.2%)
City of New York (GO) Series A-1
5.000%, 09/01/27	405	422,217
City of New York (GO) Series B-1
5.000%, 08/01/27	2,580	2,684,018
5.000%, 12/01/34	380	387,229
City of New York (GO) Series C
4.000%, 08/01/39	2,500	2,533,978
City of New York (GO) Series D
5.000%, 10/01/36	490	568,586
City of New York (GO) Series E
5.000%, 08/01/39	2,000	2,241,416

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of New York (GO) Series F-1
5.000%, 08/01/36	1,225	$1,384,180
City of Rochester (GO) Series II
4.000%, 07/30/26	1,000	1,008,527
Corning City School District (GO) Series A
4.000%, 06/18/26	1,000	1,006,250
County of Suffolk (GO)
4.000%, 07/24/26	3,500	3,530,243
Empire State Development Corp. (RB) Series E
4.000%, 03/15/34	500	516,985
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,531,871
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/33	2,200	2,356,604
5.000%, 03/15/36	70	84,166
4.000%, 03/15/37	1,435	1,474,752
5.000%, 03/15/37	35	41,277
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/37	1,925	2,015,774
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,452,905
4.000%, 02/15/39	4,240	4,303,932
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	3,000	3,240,281
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	340,063
Town of Tonawanda (GO)
4.000%, 08/21/26	1,025	1,034,448
Triborough Bridge & Tunnel Authority (RB) Series A-1
5.000%, 11/15/38	4,000	4,570,859
TOTAL NEW YORK		38,730,561
NORTH CAROLINA — (0.6%)
Charlotte-Mecklenburg Hospital Authority (RB) Series G
3.200%, 01/15/48	170	170,000
City of Charlotte (GO) Series B
5.000%, 07/01/37	385	452,892
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/26	2,025	$2,048,257
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	114,424
County of Durham (GO)
5.000%, 06/01/37	210	239,350
TOTAL NORTH CAROLINA		3,024,923
OHIO — (1.6%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,040	2,212,867
5.000%, 10/01/35	260	310,870
5.000%, 10/01/36	245	289,985
State of Ohio (GO) Series A
5.000%, 03/01/28	630	665,529
5.000%, 06/15/30	1,460	1,625,973
State of Ohio (GO) Series C
5.000%, 08/01/28	2,120	2,263,160
TOTAL OHIO		7,368,384
OKLAHOMA — (1.0%)
City of Tulsa (GO)
5.000%, 03/01/26	2,780	2,785,988
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,905,840
TOTAL OKLAHOMA		4,691,828
OREGON — (2.2%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/39	250	267,668
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	304,620
County of Multnomah (GO) Series A
5.000%, 06/15/29	265	288,697
County of Washington (GO)
5.000%, 06/01/28	1,375	1,462,450

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 1J Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,020	$4,379,469
State of Oregon (GO) Series K
5.000%, 11/01/36	265	314,083
5.000%, 11/01/37	190	222,827
5.000%, 11/01/38	690	803,231
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,191,127
TOTAL OREGON		10,234,172
PENNSYLVANIA — (0.6%)
Pennsylvania Turnpike Commission (RB) Series 1
5.000%, 12/01/26	1,505	1,540,012
Pennsylvania Turnpike Commission (RB) Series B
5.000%, 12/01/26	475	486,050
Township of Lower Merion (GO)
5.000%, 05/01/29	605	658,151
TOTAL PENNSYLVANIA		2,684,213
RHODE ISLAND — (0.5%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	2,218,318
SOUTH CAROLINA — (2.7%)
Beaufort County School District (GO) Series B
5.000%, 03/01/27	3,000	3,087,337
Beaufort County School District (GO) Series C
5.000%, 03/01/26	1,945	1,949,205
Charleston County School District (GO) Series A
5.000%, 02/01/26	1,200	1,200,000
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/26	1,500	1,500,985
Horry County School District (GO)
5.000%, 03/01/26	3,000	3,006,634
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	$880,448
5.000%, 03/01/38	1,000	1,109,683
TOTAL SOUTH CAROLINA		12,734,292
TENNESSEE — (4.2%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	874,646
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	3,254,504
City of Memphis (GO)
5.000%, 05/01/26	1,020	1,026,805
4.000%, 05/01/39	695	708,771
County of Knox (GO)
4.000%, 06/01/38	1,000	1,037,099
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,442,008
4.000%, 04/01/39	1,025	1,047,045
County of Sumner (GO)
5.000%, 06/01/26	1,510	1,523,462
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,928,257
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,032,664
Metropolitan Government of Nashville & Davidson County (GO)
4.000%, 07/01/37	2,000	2,027,368
Metropolitan Government of Nashville & Davidson County (GO) Series B
4.000%, 01/01/38	1,000	1,030,875
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB)
5.000%, 07/01/26	155	156,748
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	500	519,205
TOTAL TENNESSEE		19,609,457

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (23.7%)
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/40	315	$350,679
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	241,657
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	560,693
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/40	280	322,472
Board of Regents of the University of Texas System (RB) Series B
5.000%, 08/15/27	125	130,216
Cedar Hill Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,129,026
5.000%, 02/15/39	1,450	1,627,302
City of Amarillo (GO)
4.000%, 02/15/26	1,685	1,686,010
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,129,982
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,034,333
City of Austin (GO)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/26)	10	10,148
5.000%, 09/01/27	2,255	2,352,296
5.000%, 09/01/36	290	341,626
5.000%, 09/01/38	270	303,769
City of Austin Electric Utility Revenue (RB)
5.000%, 11/15/39	500	568,778
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	550	561,381
City of Bedford (GO)
5.000%, 02/01/38	1,180	1,321,969
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,911,162
City of Celina (GO)
4.125%, 09/01/26	2,520	2,545,449
City of Dallas (GO)
5.000%, 02/15/38	915	1,054,909
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas (GO) Series A
4.000%, 02/15/37	2,115	$2,145,854
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	854,255
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	2,665,674
City of Denton (GO)
5.000%, 02/15/35	1,420	1,626,314
5.000%, 02/15/39	2,000	2,252,382
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/40	1,210	1,342,811
City of Fort Worth (GO)
5.000%, 03/01/28	2,090	2,094,445
5.000%, 03/01/37	1,000	1,107,689
City of Frisco (GO)
5.000%, 02/15/28	3,495	3,679,259
City of Houston (GO)
5.000%, 03/01/35	750	884,635
City of Houston (GO) Series A
5.000%, 03/01/26	1,035	1,037,218
City of Leander (GO)
5.000%, 08/15/38	90	103,796
5.000%, 08/15/39	165	188,830
5.000%, 08/15/40	75	84,928
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,712,488
City of Pflugerville (GO)
5.000%, 08/01/37	350	388,615
City of Plano (GO)
5.000%, 09/01/26	495	502,797
5.000%, 09/01/38	1,000	1,133,094
City of Richardson (GO)
5.000%, 02/15/39	750	834,639
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,067,359
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,615	1,738,091
City of San Antonio Electric & Gas Systems Revenue (RB) Series A
5.000%, 02/01/37	235	266,955
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	566,165

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	$1,002,050
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,010,988
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	1,370	1,521,705
County of Bexar (GO)
4.000%, 06/15/26	650	654,007
5.000%, 06/15/26	1,690	1,706,591
County of Collin (GO)
5.000%, 02/15/26	165	165,155
5.000%, 02/15/38	365	409,002
County of Harris (GO)
5.000%, 10/01/26	495	504,010
County of Harris (GO) Series A
5.000%, 09/15/26	565	574,598
5.000%, 09/15/38	1,400	1,594,349
County of Montgomery (GO) Series A
5.000%, 03/01/37	1,150	1,333,988
County of Travis (GO)
5.000%, 03/01/26	1,190	1,192,570
County of Williamson (GO)
4.000%, 02/15/26	4,010	4,012,447
5.000%, 02/15/26	230	230,222
5.000%, 02/15/39	605	681,346
Dallas College (GO)
5.000%, 02/15/28	930	979,600
Del Valle Independent School District (GO) (PSF-GTD) Series B
5.000%, 06/15/26	400	403,986
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	985	1,117,394
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	545	545,525
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/34	455	529,477
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	179,650
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	$1,000,956
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/27	95	97,681
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,067,354
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,674,661
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	830	845,052
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	160	160,154
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/39	525	598,727
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	849,975
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	664,977
5.000%, 08/15/29	1,195	1,242,377
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,220,069
5.000%, 02/15/30	870	957,594
Lewisville Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	125	126,840
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,025	1,144,609

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System (RB)
5.000%, 06/01/39	1,275	$1,422,666
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	445,664
Pearland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/35	55	65,032
5.000%, 02/15/36	65	75,925
Permanent University Fund - Texas A&M University System (RB) Series A
5.000%, 07/01/26	2,010	2,032,934
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	569,806
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	880	892,858
5.000%, 08/15/30	2,850	2,885,703
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,630,325
State of Texas (GO)
5.000%, 10/01/35	1,670	1,997,838
State of Texas (GO) Series A
5.000%, 10/01/31	985	1,027,889
State of Texas (GO) Series C
5.000%, 08/01/26	1,420	1,439,810
State of Texas (GO) Series E
5.000%, 08/01/35	970	1,159,587
Tarrant County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/39	780	877,267
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,760	6,078,052
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/39	205	231,707
Texas A&M University (RB) Series A
5.000%, 05/15/36	690	808,682
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Texas Tech University System (RB) Series A
5.000%, 02/15/40	1,250	$1,413,960
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,010	1,140,337
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	325,000
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	375	400,258
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	315	353,754
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	839,082
TOTAL TEXAS		111,575,972
UTAH — (1.9%)
Central Valley Water Reclamation Facility (RB)
5.000%, 03/01/39	2,000	2,279,032
Central Valley Water Reclamation Facility (RB) Series C
4.000%, 03/01/38	3,280	3,387,494
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	138,244
Timpanogos Special Service District (RB)
5.000%, 06/01/39	750	856,815
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,858,660
Utah Transit Authority (RB)
5.000%, 12/15/26	225	230,382
TOTAL UTAH		8,750,627
VIRGINIA — (2.7%)
City of Alexandria (GO)
4.000%, 12/15/39	1,140	1,204,470
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,066,252

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	$1,141,240
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/27	250	252,124
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,805,239
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	781,550
County of Henrico (GO) Series A
5.000%, 08/01/26	4,390	4,452,009
TOTAL VIRGINIA		12,702,884
WASHINGTON — (8.2%)
City of Seattle (GO)
5.000%, 06/01/26	2,825	2,851,195
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 05/01/26	330	332,257
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 02/01/26	410	410,000
County of King (GO)
5.000%, 12/01/35	4,000	4,607,166
County of King (GO) Series B
5.000%, 12/01/37	1,045	1,191,702
5.000%, 12/01/38	640	744,181
County of King Sewer Revenue (RB) Series A
4.000%, 07/01/39	2,485	2,485,341
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/28	1,630	1,648,559
County of Spokane (GO)
5.000%, 12/01/28	1,405	1,509,183
5.000%, 12/01/36	80	94,097
5.000%, 12/01/37	60	69,946
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,610	4,130,094
5.000%, 07/01/37	165	187,483
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	575	649,986
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project (RB) Series B
5.000%, 01/01/39	500	$565,704
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/34	335	396,918
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	318,532
5.000%, 12/01/39	1,000	1,140,996
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,017,665
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,010	1,164,765
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,109,105
5.000%, 08/01/38	430	499,878
State of Washington (GO) Series C
5.000%, 02/01/34	2,610	2,610,000
5.000%, 02/01/37	2,155	2,401,849
State of Washington (GO) Series D
5.000%, 02/01/28	1,110	1,140,204
4.000%, 06/01/37	1,115	1,151,088
State of Washington (GO) Series R-2025B
5.000%, 07/01/27	1,750	1,818,087
State of Washington (GO) Series R-2025C
5.000%, 07/01/27	1,045	1,085,658
State of Washington (GO) Series R-2026A
5.000%, 07/01/38	900	1,049,850
TOTAL WASHINGTON		38,381,489
WEST VIRGINIA — (0.5%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,055	2,197,505
WISCONSIN — (2.1%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,350	2,576,456

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	$2,264,970
Milwaukee Metropolitan Sewerage District (GO) Series H
5.000%, 10/01/34	175	207,426
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,408,345
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	630,455
State of Wisconsin (GO) Series B
5.000%, 05/01/37	2,370	2,651,642
TOTAL WISCONSIN		9,739,294
TOTAL MUNICIPAL BONDS (Cost $466,287,956)		466,846,622
	Face Amount	Value†
	(000)
COMMERCIAL PAPER — (0.6%)
Board of Regents of the University of Texas System
2.700%, 03/03/26	3,000	$3,000,602

	Shares
INVESTMENT COMPANIES — (0.1%)
BlackRock Liquidity Funds MuniCash (Cost $343,079)	343,045	343,079
TOTAL INVESTMENTS — (100.0%)
(Cost $469,631,035)^^		$470,190,303
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$466,846,622	—	$466,846,622
Commercial Paper	—	3,000,602	—	3,000,602
Investment Companies	$343,079	—	—	343,079
Total Investments in Securities	$343,079	$469,847,224	—	$470,190,303

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.6%)
U.S. Core Equity 1 Portfolio	15,083,274	$767,135,329
INTERNATIONAL EQUITIES — (38.4%)
International Core Equity 2 Portfolio	15,219,262	325,083,434
Emerging Markets Core Equity 2 Portfolio	4,916,241	153,829,189
TOTAL INTERNATIONAL EQUITIES		478,912,623
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $544,628,378)		$1,246,047,952
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $181,925)	181,925	181,925
TOTAL INVESTMENTS — (100.0%) (Cost $544,810,303)^^		$1,246,229,877
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,246,047,952	—	—	$1,246,047,952
Temporary Cash Investments	181,925	—	—	181,925
Total Investments in Securities	$1,246,229,877	—	—	$1,246,229,877

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

	Face Amount	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	203,526	$117,012,876
0.125%, 02/15/51	217,001	117,039,670
0.125%, 02/15/52	222,112	116,975,053
1.500%, 02/15/53	64,950	50,520,359
TOTAL U.S. TREASURY OBLIGATIONS Cost ($556,104,142)		401,547,958
TOTAL INVESTMENTS — (100.0%)
(Cost $556,104,142)^^		$401,547,958
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$401,547,958	—	$401,547,958
Total Investments in Securities	—	$401,547,958	—	$401,547,958

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (9.2%)
	Alphabet, Inc. (GOOG US), Class C	105,153	$35,597,445
	Alphabet, Inc. (GOOGL US), Class A	129,773	43,863,274
*	AMC Networks, Inc., Class A	3,200	24,672
*	Angi, Inc.	2,570	33,359
*	Anterix, Inc.	2,629	69,051
	Array Digital Infrastructure, Inc.	7,373	355,305
*	AST SpaceMobile, Inc.	5,287	587,967
	AT&T, Inc.	210,495	5,517,074
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	15,979
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,360	214,025
	ATN International, Inc.	2,936	71,022
*	Bandwidth, Inc., Class A	3,555	49,663
*	Boston Omaha Corp., Class A	1,467	17,912
*	Bumble, Inc., Class A	6,945	23,266
	Cable One, Inc.	630	51,024
*	Cargurus, Inc.	11,428	370,267
*	Cars.com, Inc.	7,031	79,872
#*	Charter Communications, Inc., Class A	10,501	2,164,466
	Cinemark Holdings, Inc.	19,740	467,443
*	Clear Channel Outdoor Holdings, Inc.	15,716	32,846
	Comcast Corp., Class A	142,562	4,241,220
*	DoubleVerify Holdings, Inc.	5,193	56,188
*	EchoStar Corp., Class A	2,890	327,206
	Electronic Arts, Inc.	10,581	2,157,678
	Entravision Communications Corp., Class A	4,228	12,726
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Eventbrite, Inc., Class A	6,468	$28,589
*	EverQuote, Inc., Class A	2,429	55,138
*	EW Scripps Co., Class A	12,883	43,158
	Fox Corp. (FOX US), Class B	21,488	1,408,968
#	Fox Corp. (FOXA US), Class A	21,334	1,552,689
*	fuboTV, Inc., Class A	40,190	89,624
*	Gaia, Inc.	4,112	13,940
*	GCI Liberty, Inc. (GLBKV US), Class C	3,138	116,075
*	GCI Liberty, Inc. (GLIBA US), Class A	372	13,939
*	Gogo, Inc.	20,844	95,674
	Gray Media, Inc. GTN US	16,887	76,160
	IDT Corp., Class B	3,200	155,616
*	IMAX Corp.	5,208	181,811
	Iridium Communications, Inc.	8,869	176,670
*	IZEA Worldwide, Inc.	5,497	19,349
	John Wiley & Sons, Inc. (WLY US), Class A	3,836	119,798
*	Liberty Broadband Corp. (LBRDA US), Class A	1,864	89,509
*	Liberty Broadband Corp. (LBRDK US), Class C	13,489	648,956
*	Liberty Global Ltd. (LBTYA US), Class A	20,523	227,600
*	Liberty Global Ltd. (LBTYK US), Class C	20,277	224,669
*	Liberty Latin America Ltd. (LILA US), Class A	12,090	93,335
*	Liberty Latin America Ltd. (LILAK US), Class C	17,389	135,286

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	16,793	$1,461,327
*	Lionsgate Studios Corp.	26,074	246,139
#*	Live Nation Entertainment, Inc.	9,139	1,329,268
*	Lumen Technologies, Inc.	67,018	591,099
*	Madison Square Garden Entertainment Corp.	4,462	276,064
*	Magnite, Inc.	27,185	393,367
	Marcus Corp.	4,915	74,167
	Match Group, Inc.	13,315	414,762
*	MediaAlpha, Inc., Class A	4,188	42,843
	Meta Platforms, Inc., Class A	90,365	64,746,522
*	Netflix, Inc.	83,710	6,988,948
	New York Times Co., Class A	15,361	1,126,115
#	News Corp. (NWS US), Class B	15,297	475,737
	News Corp. (NWSA US), Class A	34,396	929,724
	Nexstar Media Group, Inc.	3,887	825,521
*	Nextdoor Holdings, Inc.	22,778	44,645
	Omnicom Group, Inc.	30,585	2,356,268
*	Optimum Communications, Inc., Class A	16,327	24,980
#	Paramount Skydance Corp., Class B	2,662	29,841
*	Pinterest, Inc., Class A	26,642	589,587
*	PubMatic, Inc., Class A	5,258	38,173
*	QuinStreet, Inc.	5,252	69,799
*	Reddit, Inc., Class A	1,000	180,270
*	Reservoir Media, Inc.	3,267	24,666
*	ROBLOX Corp., Class A	3,481	228,911
*	Roku, Inc.	7,422	706,574
	Saga Communications, Inc., Class A	728	8,285
	Scholastic Corp.	3,111	108,792
	Shenandoah Telecommunications Co.	7,254	86,105
	Shutterstock, Inc.	2,636	52,325
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Sinclair, Inc.	5,284	$76,671
	Sirius XM Holdings, Inc.	3,717	75,641
*	Snap, Inc., Class A	58,762	407,221
*	Sphere Entertainment Co.	4,257	406,586
	Spok Holdings, Inc.	2,587	35,623
*	Spotify Technology SA	401	200,640
*	Stagwell, Inc.	23,413	140,712
*	Starz Entertainment Corp.	1,737	17,353
*	Take-Two Interactive Software, Inc.	6,852	1,509,496
*	TechTarget, Inc.	3,475	18,209
	TEGNA, Inc.	34,128	653,892
	Telephone & Data Systems, Inc.	15,952	719,914
*	Thryv Holdings, Inc.	3,300	15,873
	TKO Group Holdings, Inc.	3,042	616,248
	T-Mobile U.S., Inc.	20,652	4,072,781
*	Trade Desk, Inc., Class A	4,976	150,922
*	Travelzoo	2,000	11,700
*	TripAdvisor, Inc.	14,449	192,027
*	USA TODAY Co., Inc.	21,700	128,464
	Verizon Communications, Inc.	102,461	4,561,564
*	Versant Media Group, Inc.	5,702	185,771
	Walt Disney Co.	35,595	4,015,116
*	Warner Bros Discovery, Inc.	129,430	3,564,502
	Warner Music Group Corp., Class A	11,835	354,813
*	Yelp, Inc.	7,156	195,931
	Zedge, Inc., Class B	300	933
*	Ziff Davis, Inc.	3,949	150,931
*	ZoomInfo Technologies, Inc.	39,898	321,179
TOTAL COMMUNICATION SERVICES			209,239,040
CONSUMER DISCRETIONARY — (11.6%)
*	1-800-Flowers.com, Inc., Class A	5,186	22,404
*	Abercrombie & Fitch Co., Class A	10,546	1,029,606
	Academy Sports & Outdoors, Inc.	7,922	435,789
	Acushnet Holdings Corp.	10,245	993,150
*	Adient PLC	8,723	181,438
	ADT, Inc.	92,815	742,520

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	3,882	$401,981
	Advance Auto Parts, Inc.	5,996	287,868
*	Airbnb, Inc., Class A	5,273	682,168
*	Amazon.com, Inc.	291,752	69,816,254
*	American Axle & Manufacturing Holdings, Inc.	17,815	141,986
	American Eagle Outfitters, Inc.	20,426	476,130
*	American Public Education, Inc.	2,533	105,829
*	America's Car-Mart, Inc.	1,100	28,292
*	Amesite, Inc.	204	373
*	Aptiv PLC	15,211	1,152,233
	Aramark	25,829	994,158
*	Arhaus, Inc.	6,381	64,959
	Arko Corp.	3,374	17,916
*	Asbury Automotive Group, Inc.	2,558	599,877
	Autoliv, Inc.	12,799	1,551,751
*	AutoNation, Inc.	7,876	1,614,422
*	AutoZone, Inc.	319	1,181,668
	Bassett Furniture Industries, Inc.	1,200	18,960
	Bath & Body Works, Inc.	10,206	222,491
*	Beazer Homes USA, Inc.	4,424	95,426
*	Bed Bath & Beyond, Inc.	6,300	37,233
	Best Buy Co., Inc.	22,006	1,432,591
*	Biglari Holdings, Inc. (BH US), Class B	187	70,131
*	Biglari Holdings, Inc. (BH/A US), Class A	42	82,690
*	Birkenstock Holding PLC	15,402	581,580
	Booking Holdings, Inc.	562	2,811,034
*	Boot Barn Holdings, Inc.	3,312	591,126
	BorgWarner, Inc.	25,866	1,226,307
*»	Bowl America, Inc.	1,028	0
*	Bright Horizons Family Solutions, Inc.	6,918	640,814
	Brunswick Corp.	7,757	622,267
	Buckle, Inc.	6,559	310,241
	Build-A-Bear Workshop, Inc.	1,856	110,766
*	Burlington Stores, Inc.	6,894	2,039,659
	Caleres, Inc.	4,646	56,774
*	Callaway Golf Co.	24,000	344,400
*	Capri Holdings Ltd.	7,065	159,457
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	CarMax, Inc.	15,413	$686,495
*	Carnival Corp.	92,081	2,764,272
	Carriage Services, Inc.	2,352	100,924
	Carter's, Inc.	1,802	62,367
*	Carvana Co.	5,545	2,224,155
*	Cava Group, Inc.	2,538	153,854
*	Cavco Industries, Inc.	964	474,307
	Century Communities, Inc.	3,805	239,639
*	Champion Homes, Inc.	7,662	600,548
*	Chewy, Inc., Class A	14,671	427,073
*	Chipotle Mexican Grill, Inc.	45,650	1,774,415
#	Choice Hotels International, Inc.	3,696	379,949
*	Citi Trends, Inc.	1,065	45,955
	Columbia Sportswear Co.	5,331	294,698
*	Cooper-Standard Holdings, Inc.	2,917	91,506
#*	Coupang, Inc.	35,513	715,942
*	Coursera, Inc.	23,401	141,810
#	Cracker Barrel Old Country Store, Inc.	1,300	39,156
	Cricut, Inc., Class A	3,780	16,897
*	Crocs, Inc.	4,285	359,597
	Crown Crafts, Inc.	3,514	10,366
*	Culp, Inc.	8,100	28,512
	Dana, Inc.	17,564	507,600
*	Deckers Outdoor Corp.	12,952	1,545,692
	Designer Brands, Inc., Class A	1,992	12,629
	Dick's Sporting Goods, Inc.	8,571	1,731,342
#	Dillard's, Inc., Class A	1,315	798,941
	Dine Brands Global, Inc.	1,500	51,585
	Domino's Pizza, Inc.	1,342	550,663
*	DoorDash, Inc., Class A	7,303	1,494,340
*	Dorman Products, Inc.	3,867	480,281
	DR Horton, Inc.	16,225	2,414,929
*	Dream Finders Homes, Inc., Class A	3,831	70,452
*	Driven Brands Holdings, Inc.	13,997	217,653
*	Duluth Holdings, Inc., Class B	14,500	34,945
*	Duolingo, Inc.	853	114,353
*	Dutch Bros, Inc., Class A	6,013	327,047
	eBay, Inc.	32,399	2,955,437

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	El Pollo Loco Holdings, Inc.	3,355	$33,986
*	Envela Corp.	2,497	34,059
	Escalade, Inc.	1,450	21,083
	Ethan Allen Interiors, Inc.	3,263	74,821
*	Etsy, Inc.	7,486	396,459
	Expedia Group, Inc.	8,806	2,332,181
*	Figs, Inc., Class A	16,422	177,522
*	First Watch Restaurant Group, Inc.	5,169	82,652
*	Five Below, Inc.	4,962	950,918
	Flexsteel Industries, Inc.	1,153	46,155
*	Floor & Decor Holdings, Inc., Class A	7,481	493,447
	Ford Motor Co.	239,012	3,317,487
*	Fox Factory Holding Corp.	3,696	68,006
*	Frontdoor, Inc.	7,576	447,817
	Gap, Inc.	46,468	1,300,175
	Garmin Ltd.	8,856	1,785,724
	Garrett Motion, Inc.	13,768	248,375
	General Motors Co.	90,575	7,608,300
*	Genesco, Inc.	800	23,144
	Gentex Corp.	30,960	712,390
*	Gentherm, Inc.	3,913	125,059
	Genuine Parts Co.	9,585	1,332,219
*	GigaCloud Technology, Inc., Class A	3,168	126,498
	G-III Apparel Group Ltd.	5,413	158,872
	Gildan Activewear, Inc. (GIL US)	428	27,811
*	Global Business Travel Group I	22,570	154,604
	Gold.com, Inc.	2,426	125,788
*	Goodyear Tire & Rubber Co.	32,509	305,910
	Graham Holdings Co., Class B	645	752,476
*	Grand Canyon Education, Inc.	3,601	625,998
*	Green Brick Partners, Inc.	5,861	406,695
	Group 1 Automotive, Inc.	1,659	587,717
*	Groupon, Inc.	2,476	35,035
	H&R Block, Inc.	12,911	509,339
	Hamilton Beach Brands Holding Co., Class A	1,000	19,090
	Harley-Davidson, Inc.	2,328	46,094
	Hasbro, Inc.	13,459	1,202,023
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Haverty Furniture Cos., Inc. (HVT US)	2,071	$52,438
*	Helen of Troy Ltd.	2,950	48,852
*	Hilton Grand Vacations, Inc.	9,683	436,800
	Hilton Worldwide Holdings, Inc.	6,411	1,913,748
*	Holley, Inc.	15,800	60,830
	Home Depot, Inc.	32,211	12,065,918
	Hooker Furnishings Corp.	1,478	19,613
*	Hovnanian Enterprises, Inc., Class A	369	41,568
	Hyatt Hotels Corp., Class A	3,805	594,988
	Installed Building Products, Inc.	3,504	1,009,643
	JAKKS Pacific, Inc.	706	12,899
	Jerash Holdings U.S., Inc.	681	2,084
	Johnson Outdoors, Inc., Class A	1,404	63,728
	KB Home	9,195	529,080
	Kohl's Corp.	11,105	194,004
	Kontoor Brands, Inc.	7,419	443,137
*	Koss Corp.	1,010	4,373
	Krispy Kreme, Inc.	8,293	26,123
*	Kura Sushi USA, Inc., Class A	492	32,871
	Lakeland Industries, Inc.	1,000	9,420
*	Lands' End, Inc.	2,914	51,753
*	Latham Group, Inc.	20,202	127,071
*	Laureate Education, Inc.	18,893	648,030
	La-Z-Boy, Inc.	5,515	200,801
	LCI Industries	3,507	514,442
#	Lear Corp.	6,361	744,809
*	Legacy Housing Corp.	3,926	81,464
	Leggett & Platt, Inc.	7,426	86,661
	Lennar Corp. (LEN US), Class A	10,195	1,114,823
	Lennar Corp. (LENB US), Class B	3	304
	Levi Strauss & Co., Class A	11,491	228,441
*	LGI Homes, Inc.	2,381	119,312
*	Liberty Live Holdings, Inc., Class A	1,829	147,125
*	Liberty Live Holdings, Inc., Class C	4,562	376,730
*	Life Time Group Holdings, Inc.	23,791	693,983
	Lifetime Brands, Inc.	1,970	6,205

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Lincoln Educational Services Corp.	3,900	$103,974
*	Lindblad Expeditions Holdings, Inc.	4,594	76,582
	Lithia Motors, Inc.	3,027	979,053
*	Live Ventures, Inc.	2,300	46,138
	LKQ Corp.	26,040	855,414
*	Lovesac Co.	1,399	18,635
	Lowe's Cos., Inc.	6,441	1,720,133
#	Lucid Group, Inc.	0	0
*	Lululemon Athletica, Inc.	7,272	1,268,964
	Macy's, Inc.	33,858	677,837
*	Malibu Boats, Inc., Class A	2,468	80,210
	Marine Products Corp.	839	8,105
*	MarineMax, Inc.	3,760	101,633
	Marriott International, Inc., Class A	1,749	551,460
	Marriott Vacations Worldwide Corp.	4,085	221,856
*	MasterCraft Boat Holdings, Inc.	3,400	73,202
*	Mattel, Inc.	25,367	529,917
	Matthews International Corp., Class A	5,959	156,662
	McDonald's Corp.	9,488	2,988,720
	Meritage Homes Corp.	6,570	456,681
*	Mister Car Wash, Inc.	26,417	146,614
*	Mohawk Industries, Inc.	6,920	819,190
	Monro, Inc.	4,116	77,052
*	Motorcar Parts of America, Inc.	2,184	27,147
	Movado Group, Inc.	2,400	54,720
	Murphy USA, Inc.	2,038	861,075
	Nathan's Famous, Inc.	600	60,672
*	National Vision Holdings, Inc.	9,701	255,621
	NIKE, Inc., Class B	20,886	1,290,964
*	Norwegian Cruise Line Holdings Ltd.	47,448	1,041,958
*	NVR, Inc.	300	2,290,719
*	Ollie's Bargain Outlet Holdings, Inc.	7,308	806,145
	OneSpaWorld Holdings Ltd.	10,972	215,600
*	OneWater Marine, Inc., Class A	1,156	15,352
*	O'Reilly Automotive, Inc.	9,205	905,864
	Oxford Industries, Inc.	1,896	69,868
	Papa John's International, Inc.	2,590	91,090
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Patrick Industries, Inc.	4,400	$555,148
	Penske Automotive Group, Inc.	6,155	965,042
	Perdoceo Education Corp.	10,364	331,959
*	Petco Health & Wellness Co., Inc.	32,381	87,105
	Phinia, Inc.	4,988	354,996
*	Planet Fitness, Inc., Class A	7,032	640,193
	Polaris, Inc.	4,268	272,469
	Pool Corp.	2,587	657,331
	PulteGroup, Inc.	24,354	3,046,442
*	Pursuit Attractions & Hospitality, Inc.	3,606	125,236
	PVH Corp.	5,068	316,040
	Ralph Lauren Corp.	5,141	1,816,881
*	Rave Restaurant Group, Inc.	205	685
*	Revolve Group, Inc.	5,809	160,619
*	RH	1,471	292,479
*	Rivian Automotive, Inc., Class A	78,852	1,163,067
	Rocky Brands, Inc.	402	12,940
	Ross Stores, Inc.	23,644	4,460,441
	Royal Caribbean Cruises Ltd.	23,406	7,598,758
*	Sabre Corp.	20,921	27,197
*	Sally Beauty Holdings, Inc.	14,352	218,437
*	Savers Value Village, Inc.	10,893	112,851
	Service Corp. International	15,946	1,282,537
*	Shake Shack, Inc., Class A	3,578	316,903
#*	SharkNinja, Inc.	12,894	1,524,071
	Shoe Carnival, Inc.	3,510	66,901
	Signet Jewelers Ltd.	8,025	740,467
*	Sleep Number Corp.	2,189	25,480
*	Solid Power, Inc.	25,934	116,184
	Somnigroup International, Inc.	17,830	1,566,365
	Sonic Automotive, Inc., Class A	2,836	170,047
*	Sonos, Inc.	12,142	174,238
*	Sportsman's Warehouse Holdings, Inc.	4,200	5,754
	Standard Motor Products, Inc.	3,764	150,297
	Steven Madden Ltd.	9,277	407,075
*	Stitch Fix, Inc., Class A	19,988	95,942
*	Stoneridge, Inc.	5,645	37,144

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Strategic Education, Inc.	3,292	$279,886
*	Strattec Security Corp.	437	34,575
*	Stride, Inc.	4,661	394,321
	Superior Group of Cos., Inc.	1,686	16,793
*	Sweetgreen, Inc., Class A	8,610	52,865
	Tandy Leather Factory, Inc.	2,345	6,683
	Tapestry, Inc.	37,120	4,710,899
*	Target Hospitality Corp.	7,359	50,703
*	Taylor Morrison Home Corp.	18,726	1,141,350
*	Tesla, Inc.	23,117	9,949,788
	Texas Roadhouse, Inc.	6,072	1,092,110
	Thor Industries, Inc.	5,889	658,802
	TJX Cos., Inc.	44,208	6,622,800
	Toll Brothers, Inc.	12,854	1,857,274
*	TopBuild Corp.	3,342	1,564,223
	Tractor Supply Co.	29,175	1,484,424
	Travel & Leisure Co.	5,347	371,830
*	Tri Pointe Homes, Inc.	11,219	374,154
*	Udemy, Inc.	7,221	34,733
*	Ulta Beauty, Inc.	3,698	2,393,937
*	Under Armour, Inc. (UA US), Class C	34,811	211,303
*	Under Armour, Inc. (UAA US), Class A	8,157	50,329
*	Unifi, Inc.	2,302	8,886
*	United Parks & Resorts, Inc.	4,351	163,815
*	Universal Technical Institute, Inc.	8,514	236,945
	Upbound Group, Inc.	7,274	137,479
*	Urban Outfitters, Inc.	15,120	1,071,252
	Vail Resorts, Inc.	2,533	337,066
*	Valvoline, Inc.	14,742	482,358
	VF Corp.	27,927	547,090
*	Victoria's Secret & Co.	9,405	512,667
	Visteon Corp.	3,195	290,298
*	Warby Parker, Inc., Class A	6,346	161,886
*	Wayfair, Inc., Class A	7,421	767,999
#	Wendy's Co.	24,810	193,270
	Weyco Group, Inc.	1,047	33,106
#	Whirlpool Corp.	4,878	390,191
	Williams-Sonoma, Inc.	12,758	2,610,925
#	Wingstop, Inc.	2,160	573,329
	Winmark Corp.	350	157,741
	Winnebago Industries, Inc.	3,180	145,994
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Wolverine World Wide, Inc.	7,848	$139,067
	Wyndham Hotels & Resorts, Inc.	9,750	709,702
*	XPEL, Inc.	1,185	61,039
*	YETI Holdings, Inc.	6,368	291,081
	Yum! Brands, Inc.	9,314	1,448,327
*	Zumiez, Inc.	1,507	37,087
TOTAL CONSUMER DISCRETIONARY			263,019,975
CONSUMER STAPLES — (5.0%)
	Albertsons Cos., Inc., Class A	49,288	820,645
	Alico, Inc.	1,900	78,489
	Andersons, Inc.	5,770	357,682
	Archer-Daniels-Midland Co.	25,633	1,725,357
*	BellRing Brands, Inc.	13,094	325,648
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,740,553
	Bunge Global SA	12,980	1,478,162
	Calavo Growers, Inc.	2,336	59,428
	Cal-Maine Foods, Inc.	6,197	517,635
#	Campbell's Co.	6,244	174,707
	Casey's General Stores, Inc.	3,887	2,357,465
#*	Central Garden & Pet Co. (CENT US)	1,889	63,905
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	328,077
*	Chefs' Warehouse, Inc.	4,355	273,929
	Clorox Co.	6,442	726,593
	Coca-Cola Co.	145,178	10,860,766
	Coca-Cola Consolidated, Inc.	8,910	1,354,855
*	Coffee Holding Co., Inc.	2,499	7,972
	Colgate-Palmolive Co.	32,599	2,943,364
	Conagra Brands, Inc.	5,686	105,248
	Costco Wholesale Corp.	13,699	12,880,485
*	Coty, Inc., Class A	70,778	224,366
*	Darling Ingredients, Inc.	13,380	610,931
	Dole PLC	9,230	147,034
	Dollar General Corp.	19,695	2,824,854
#*	Dollar Tree, Inc.	17,384	2,044,185
	Edgewell Personal Care Co.	3,658	71,185
*	elf Beauty, Inc.	1,825	155,107
	Energizer Holdings, Inc.	8,286	180,883

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	20,768	$2,394,135
	Flowers Foods, Inc.	3,896	44,531
	Fresh Del Monte Produce, Inc.	6,820	270,481
*»	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	3,704	258,169
	General Mills, Inc.	64,837	2,999,360
*	Grocery Outlet Holding Corp.	7,299	69,559
*	Herbalife Ltd.	13,736	236,809
	Hershey Co.	7,482	1,457,119
*	HF Foods Group, Inc.	3,658	6,987
	Hormel Foods Corp.	28,867	710,417
	Ingles Markets, Inc., Class A	1,865	139,614
	Ingredion, Inc.	8,097	956,256
	Interparfums, Inc.	3,484	339,934
	J&J Snack Foods Corp.	1,527	145,065
	J.M. Smucker Co.	9,897	1,037,799
	John B Sanfilippo & Son, Inc.	985	79,687
	Kenvue, Inc.	50,567	879,866
	Keurig Dr. Pepper, Inc.	37,234	1,021,701
	Kimberly-Clark Corp.	15,787	1,578,542
	Kraft Heinz Co.	33,443	793,937
	Kroger Co.	79,338	4,986,393
*	Laird Superfood, Inc.	1,600	4,976
	Lamb Weston Holdings, Inc.	14,157	650,231
	Lifevantage Corp.	2,233	11,835
*	Lifeway Foods, Inc.	2,012	44,324
*	Mama's Creations, Inc.	2,612	39,441
*	Maplebear, Inc.	23,535	874,561
	Marzetti Co.	3,245	556,745
	McCormick & Co., Inc. (MKC US)	14,677	907,479
	McCormick & Co., Inc. (MKC/V US)	180	11,101
*	Mission Produce, Inc.	8,048	108,326
	Mondelez International, Inc., Class A	38,436	2,247,353
*	Monster Beverage Corp.	38,883	3,140,191
*	National Beverage Corp.	8,976	305,902
	Natural Grocers by Vitamin Cottage, Inc.	2,911	79,529
*	Nature's Sunshine Products, Inc.	1,300	32,786
	Nu Skin Enterprises, Inc., Class A	5,008	53,135
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Oil-Dri Corp. of America	1,754	$106,205
	PepsiCo, Inc.	50,623	7,777,211
	Pilgrim's Pride Corp.	18,384	797,314
*	Post Holdings, Inc.	7,098	726,196
	PriceSmart, Inc.	3,943	560,734
	Reynolds Consumer Products, Inc.	16,990	393,658
	Seaboard Corp.	94	477,734
*	Seneca Foods Corp. (SENEA US), Class A	1,000	119,330
*»	Seneca Foods Corp. (SENEB US), Class B	301	35,578
*	Simply Good Foods Co.	12,954	243,147
	Spectrum Brands Holdings, Inc.	3,764	239,804
*	Sprouts Farmers Market, Inc.	16,988	1,204,619
	Sysco Corp.	28,563	2,395,008
	Target Corp.	22,217	2,343,227
	Tootsie Roll Industries, Inc.	4,467	169,210
*	TreeHouse Foods, Inc.	4,447	109,574
	Tyson Foods, Inc., Class A	15,065	984,196
*	U.S. Foods Holding Corp.	31,803	2,659,367
*	United Natural Foods, Inc.	8,435	314,035
*	USANA Health Sciences, Inc.	2,400	52,080
	Utz Brands, Inc.	10,453	110,175
	Village Super Market, Inc., Class A	770	27,458
*	Vita Coco Co., Inc.	7,460	397,991
*	Vital Farms, Inc.	4,758	135,365
	Walmart, Inc.	125,282	14,926,097
	WD-40 Co.	1,559	360,488
	Weis Markets, Inc.	3,173	225,759
*	Zevia PBC, Class A	6,596	12,203
TOTAL CONSUMER STAPLES			112,817,549
ENERGY — (2.0%)
	Archrock, Inc.	22,541	666,988
	Atlas Energy Solutions, Inc.	9,742	113,689
	Baker Hughes Co.	71,609	4,012,968
*	Bristow Group, Inc.	3,445	151,442
	Cactus, Inc., Class A	5,931	333,500
#*	Centrus Energy Corp., Class A	3,218	895,505
	Cheniere Energy, Inc.	16,062	3,397,434

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Clean Energy Fuels Corp.	26,300	$57,860
	Core Laboratories, Inc.	4,395	85,878
*	CVR Energy, Inc.	14,686	333,960
*	DMC Global, Inc.	2,624	22,566
	Energy Services of America Corp.	1,620	14,596
	Epsilon Energy Ltd.	14,303	71,372
	Evolution Petroleum Corp.	4,751	18,719
	Excelerate Energy, Inc., Class A	2,693	100,584
*	Expro Group Holdings NV	11,434	183,058
*	Forum Energy Technologies, Inc.	1,425	64,467
	FutureFuel Corp.	3,578	11,772
*	Green Plains, Inc.	4,083	46,791
	Halliburton Co.	49,392	1,655,620
*	Helix Energy Solutions Group, Inc.	15,623	124,047
	Helmerich & Payne, Inc.	10,777	365,125
	HF Sinclair Corp.	23,706	1,232,475
*	Innovex International, Inc.	6,259	155,536
	Kinetik Holdings, Inc.	829	33,914
	Kodiak Gas Services, Inc.	7,507	315,369
	Liberty Energy, Inc.	17,853	440,076
*	Mammoth Energy Services, Inc.	3,046	7,128
	Marathon Petroleum Corp.	14,554	2,564,269
#*	MIND Technology, Inc.	2,772	24,255
*	Nabors Industries Ltd.	1,486	99,324
*	National Energy Services Reunited Corp.	9,424	185,464
	Natural Gas Services Group, Inc.	1,338	46,348
*	NCS Multistage Holdings, Inc.	17	678
	Noble Corp. PLC	15,924	567,213
	Nordic American Tankers Ltd.	29,128	121,173
	NOV, Inc.	32,487	596,137
*	Oceaneering International, Inc.	22,527	678,063
*	Oil States International, Inc.	8,483	71,851
	ONEOK, Inc.	33,084	2,619,922
*	OPAL Fuels, Inc., Class A	5,068	11,707
		Shares	Value†
ENERGY — (Continued)
*	Par Pacific Holdings, Inc.	6,515	$245,876
	Patterson-UTI Energy, Inc.	6,487	48,847
	PBF Energy, Inc., Class A	14,385	481,322
	Phillips 66	20,283	2,911,828
*	ProPetro Holding Corp.	14,964	171,936
	Ranger Energy Services, Inc., Class A	700	10,794
*	REX American Resources Corp.	5,620	190,012
	RPC, Inc.	26,369	175,354
*	Seadrill Ltd.	6,288	241,962
	Select Water Solutions, Inc.	13,467	162,816
	SLB Ltd.	93,568	4,526,820
	Solaris Energy Infrastructure, Inc.	4,135	228,211
*	Stabilis Solutions, Inc.	600	3,336
	Targa Resources Corp.	16,402	3,296,474
	TechnipFMC PLC	63,942	3,562,848
	Teekay Corp. Ltd.	10,932	111,834
	Teekay Tankers Ltd., Class A	4,751	306,535
*	TETRA Technologies, Inc.	20,544	234,202
	Texas Pacific Land Corp.	5,838	2,033,726
*	Transocean Ltd.	44,698	222,149
*	Valaris Ltd.	6,742	389,216
	Valero Energy Corp.	17,983	3,262,656
	Weatherford International PLC	7,814	735,141
	World Kinect Corp.	7,079	190,496
TOTAL ENERGY			46,243,234
FINANCIALS — (18.0%)
	1st Source Corp.	3,311	222,930
	Acadian Asset Management, Inc.	5,920	328,086
	ACNB Corp.	719	36,324
	Affiliated Managers Group, Inc.	3,643	1,140,587
	Affinity Bancshares, Inc.	836	16,862
*	Affirm Holdings, Inc.	13,635	822,190
	Aflac, Inc.	25,498	2,829,003
	Alerus Financial Corp.	296	7,288
	Allstate Corp.	12,199	2,427,479
	Ally Financial, Inc.	35,484	1,500,263
	Amalgamated Financial Corp.	4,607	178,936

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Amerant Bancorp, Inc.	4,494	$97,520
	American Coastal Insurance Corp.	2,127	23,503
	American Express Co.	24,847	8,750,368
	American Financial Group, Inc.	9,291	1,210,339
	American International Group, Inc.	31,687	2,372,723
	Ameriprise Financial, Inc.	7,848	4,137,387
	Ameris Bancorp	8,793	708,892
	AMERISAFE, Inc.	2,201	82,780
	AmeriServ Financial, Inc.	300	990
	Ames National Corp.	629	16,417
	Aon PLC, Class A	7,777	2,719,150
	Apollo Global Management, Inc.	16,757	2,254,487
*	Arch Capital Group Ltd.	21,896	2,102,892
#	ARES Management Corp., Class A	3,884	581,318
	Arrow Financial Corp.	2,582	87,297
	Arthur J Gallagher & Co.	4,167	1,039,125
	Artisan Partners Asset Management, Inc., Class A	8,713	387,903
	Associated Banc-Corp.	20,501	558,857
	Assurant, Inc.	5,558	1,323,527
	Assured Guaranty Ltd.	7,136	605,490
	Atlantic Union Bankshares Corp.	18,271	709,646
*	Atlanticus Holdings Corp.	1,700	87,771
	Auburn National BanCorp, Inc.	506	12,579
	Axis Capital Holdings Ltd.	11,507	1,187,292
*	Axos Financial, Inc.	7,410	733,516
*	Baldwin Insurance Group, Inc.	6,123	134,216
	Banc of California, Inc.	20,030	400,199
	BancFirst Corp.	5,329	585,924
*	Bancorp, Inc.	5,906	351,053
	Bank First Corp.	585	81,631
	Bank of America Corp.	191,203	10,172,000
	Bank of Hawaii Corp.	5,099	381,303
	Bank of Marin Bancorp	927	24,890
		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp.	36,454	$4,371,564
	Bank of NT Butterfield & Son Ltd.	5,813	301,113
	Bank of the James Financial Group, Inc.	1,236	23,360
	Bank OZK	14,543	691,665
	Bank7 Corp.	727	32,308
	BankUnited, Inc.	8,806	418,021
	Bankwell Financial Group, Inc.	700	33,733
	Banner Corp.	4,434	274,199
	Bar Harbor Bankshares	1,390	47,135
	BayCom Corp.	742	21,652
	BCB Bancorp, Inc.	1,023	8,071
	Beacon Financial Corp.	10,405	294,982
	BGC Group, Inc., Class A	46,427	422,950
	Blackrock, Inc.	3,599	4,027,065
	Blackstone, Inc.	11,010	1,568,044
*	Block, Inc.	15,690	948,147
*	Blue Foundry Bancorp	2,607	34,282
	Blue Ridge Bankshares, Inc.	549	2,333
	BOK Financial Corp.	8,156	1,059,791
*	Bowhead Specialty Holdings, Inc.	928	22,792
	Bread Financial Holdings, Inc.	7,310	530,267
*	Bridgewater Bancshares, Inc.	3,552	68,234
*	Brighthouse Financial, Inc.	9,622	616,385
	Brown & Brown, Inc.	13,262	956,190
	Burke & Herbert Financial Services Corp.	812	53,170
	Business First Bancshares, Inc.	3,511	98,905
*	BV Financial, Inc.	732	13,996
	Byline Bancorp, Inc.	5,176	165,270
	C&F Financial Corp.	500	37,650
	Cadence Bank	25,145	1,058,856
	California BanCorp	1,165	20,958
	Camden National Corp.	2,170	103,227
	Capital Bancorp, Inc.	758	23,286
	Capital City Bank Group, Inc.	2,300	96,048
	Capital One Financial Corp.	33,071	7,240,234
	Capitol Federal Financial, Inc.	17,901	130,319

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Carlyle Group, Inc.	29,172	$1,714,730
*	Carter Bankshares, Inc.	2,267	48,536
	Cass Information Systems, Inc.	1,795	80,703
	Cathay General Bancorp	8,858	453,352
	CB Financial Services, Inc.	824	29,524
	Cboe Global Markets, Inc.	5,617	1,488,842
	Central Pacific Financial Corp.	3,460	112,692
	CF Bankshares, Inc.	840	24,452
	Charles Schwab Corp.	46,611	4,843,815
	Chemung Financial Corp.	400	24,308
	ChoiceOne Financial Services, Inc.	447	12,824
	Chubb Ltd.	11,212	3,470,787
	Cincinnati Financial Corp.	8,825	1,419,854
	Citigroup, Inc.	51,458	5,954,205
	Citizens & Northern Corp.	1,891	43,039
	Citizens Community Bancorp, Inc.	816	14,802
	Citizens Financial Group, Inc.	28,951	1,823,334
	City Holding Co.	1,859	228,824
	Civista Bancshares, Inc.	1,100	26,543
	CME Group, Inc.	6,383	1,845,070
	CNB Financial Corp.	3,605	99,858
	CNO Financial Group, Inc.	8,350	351,117
*	Coastal Financial Corp.	1,994	190,985
	Cohen & Steers, Inc.	6,236	400,725
*	Coinbase Global, Inc., Class A	12,989	2,529,478
	Colony Bankcorp, Inc.	790	15,373
	Columbia Banking System, Inc.	13,041	383,927
*	Columbia Financial, Inc.	13,617	221,549
	Comerica, Inc.	9,560	847,685
	Commerce Bancshares, Inc.	16,320	859,085
	Community Financial System, Inc.	6,561	410,062
	Community Trust Bancorp, Inc.	2,870	177,079
	Community West Bancshares	1,784	42,762
		Shares	Value†
FINANCIALS — (Continued)
	ConnectOne Bancorp, Inc.	5,520	$146,942
*	Consumer Portfolio Services, Inc.	4,008	34,589
	Corebridge Financial, Inc.	57,851	1,783,546
*	Corpay, Inc.	8,774	2,760,564
	Crawford & Co. (CRD/A US), Class A	2,549	27,657
	Crawford & Co. (CRD/B US), Class B	3,450	35,535
#*	Credit Acceptance Corp.	1,441	717,964
	Cullen/Frost Bankers, Inc.	7,488	1,031,996
*	Customers Bancorp, Inc.	4,333	342,394
	CVB Financial Corp.	18,397	362,605
*	Dave, Inc.	1,716	280,892
	Diamond Hill Investment Group, Inc.	340	58,259
	DigitalBridge Group, Inc.	15,432	237,498
	Dime Community Bancshares, Inc.	5,618	191,124
	Donegal Group, Inc. (DGICA US), Class A	5,426	101,303
*	Donnelley Financial Solutions, Inc.	3,525	182,419
	Eagle Bancorp Montana, Inc.	700	15,197
	Eagle Bancorp, Inc.	4,278	114,479
	East West Bancorp, Inc.	12,958	1,482,914
	Eastern Bankshares, Inc.	30,038	615,328
*	eHealth, Inc.	1,615	4,570
	Employers Holdings, Inc.	4,714	205,625
	Enact Holdings, Inc.	7,302	290,401
*	Encore Capital Group, Inc.	3,038	167,698
*	Enova International, Inc.	5,833	963,437
	Enterprise Financial Services Corp.	4,742	271,954
	Equitable Holdings, Inc.	46,606	2,162,518
	Equity Bancshares, Inc., Class A	2,425	111,841
	Erie Indemnity Co., Class A	3,142	889,217

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Esquire Financial Holdings, Inc.	913	$97,353
	Essent Group Ltd.	16,067	1,010,936
*	Euronet Worldwide, Inc.	3,667	265,711
	Evercore, Inc., Class A	2,909	1,027,662
	Everest Group Ltd.	3,277	1,085,605
	EVERTEC, Inc.	11,376	341,394
*	EZCORP, Inc., Class A	8,301	178,056
	F&G Annuities & Life, Inc.	6,573	193,838
	FactSet Research Systems, Inc.	2,630	668,967
	Farmers & Merchants Bancorp, Inc.	978	26,240
	Farmers National Banc Corp.	4,026	52,257
	FB Financial Corp.	8,390	482,677
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,334	225,846
	Federated Hermes, Inc.	10,140	540,259
	Fidelis Insurance Holdings Ltd.	10,741	204,509
	Fidelity D&D Bancorp, Inc.	535	23,914
	Fidelity National Financial, Inc.	22,945	1,247,979
	Fidelity National Information Services, Inc.	33,627	1,857,892
	Fifth Third Bancorp	41,462	2,082,222
	Financial Institutions, Inc.	2,921	96,218
	Finward Bancorp	365	13,375
*	Finwise Bancorp	1,129	19,769
	First American Financial Corp.	12,730	804,281
	First BanCorp	36,242	801,673
	First Bancorp, Inc.	1,481	40,505
	First Bancorp/Southern Pines NC	7,528	436,097
	First Bank	916	15,279
	First Busey Corp.	10,391	256,138
	First Business Financial Services, Inc.	989	56,689
	First Capital, Inc.	510	30,049
	First Citizens BancShares, Inc., Class A	931	1,926,770
	First Commonwealth Financial Corp.	13,402	241,638
		Shares	Value†
FINANCIALS — (Continued)
	First Community Bankshares, Inc.	3,590	$129,312
	First Community Corp.	986	28,910
	First Financial Bancorp	25,352	728,616
	First Financial Bankshares, Inc.	14,409	458,494
	First Financial Corp.	1,520	99,043
*	First Foundation, Inc.	10,900	68,452
	First Hawaiian, Inc.	15,406	409,029
	First Horizon Corp.	69,521	1,702,569
	First Internet Bancorp	637	13,880
	First Interstate BancSystem, Inc., Class A	10,871	385,594
	First Merchants Corp.	7,402	294,304
	First Mid Bancshares, Inc.	2,802	117,964
	First National Corp.	673	17,734
	First Northwest Bancorp	4,200	43,806
	First Savings Financial Group, Inc.	516	17,534
	First U.S. Bancshares, Inc.	1,038	15,207
	First United Corp.	1,505	57,687
*	First Western Financial, Inc.	1,204	30,281
	FirstCash Holdings, Inc.	5,688	969,804
*	Firstsun Capital Bancorp	1,795	70,867
*	Fiserv, Inc.	21,853	1,392,692
	Five Star Bancorp	1,778	70,444
	Flagstar Bank NA	48,365	639,385
	Flushing Financial Corp.	5,263	83,103
*	Flywire Corp.	15,800	199,080
	FNB Corp.	64,949	1,139,855
	Franklin Financial Services Corp.	385	19,639
	Franklin Resources, Inc.	28,398	755,955
	FS Bancorp, Inc.	850	35,683
	Fulton Financial Corp.	21,837	450,934
	FVCBankcorp, Inc.	1,089	16,487
	GCM Grosvenor, Inc., Class A	2,754	31,175
*	Genworth Financial, Inc.	52,275	435,973
	German American Bancorp, Inc.	5,088	214,052
	Glacier Bancorp, Inc.	14,720	746,010
	Global Payments, Inc.	16,903	1,212,621
	Globe Life, Inc.	8,651	1,213,043

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Goldman Sachs Group, Inc.	10,045	$9,396,193
*	Goosehead Insurance, Inc., Class A	1,451	89,730
	Great Southern Bancorp, Inc.	2,505	153,757
*	Green Dot Corp., Class A	5,362	65,309
	Greene County Bancorp, Inc.	1,200	28,128
*	Greenlight Capital Re Ltd., Class A	3,313	45,951
*	Hamilton Insurance Group Ltd., Class B	5,409	150,100
	Hamilton Lane, Inc., Class A	4,429	625,552
	Hancock Whitney Corp.	12,778	879,126
	Hanmi Financial Corp.	3,863	102,640
	Hanover Bancorp, Inc.	118	2,726
	Hanover Insurance Group, Inc.	4,586	798,606
	Hartford Insurance Group, Inc.	30,878	4,170,383
	Hawthorn Bancshares, Inc.	933	33,038
	HBT Financial, Inc.	2,197	59,275
	HCI Group, Inc.	1,385	219,758
	Heritage Commerce Corp.	6,696	85,240
	Heritage Financial Corp.	3,262	84,192
*	Heritage Insurance Holdings, Inc.	1,200	31,284
	Hilltop Holdings, Inc.	8,077	302,484
	Hingham Institution For Savings	290	86,550
*	Hippo Holdings, Inc.	2,763	82,337
	Home Bancorp, Inc.	1,154	68,882
	Home BancShares, Inc.	25,266	730,187
	Home Federal Bancorp, Inc. of Louisiana	208	3,792
	HomeTrust Bancshares, Inc.	2,244	96,761
	Hope Bancorp, Inc.	12,184	145,964
	Horace Mann Educators Corp.	5,218	233,819
	Horizon Bancorp, Inc.	6,336	111,640
	Houlihan Lokey, Inc.	4,763	801,708
	Huntington Bancshares, Inc.	127,050	2,220,834
	IF Bancorp, Inc.	515	13,967
		Shares	Value†
FINANCIALS — (Continued)
	Independent Bank Corp. (IBCP US)	4,359	$153,219
	Independent Bank Corp. (INDB US)	4,715	380,878
	Interactive Brokers Group, Inc., Class A	3,308	247,703
	Intercontinental Exchange, Inc.	17,361	3,016,995
	International Bancshares Corp.	7,969	554,961
*	International Money Express, Inc.	2,646	40,907
	Invesco Ltd.	51,904	1,416,460
	Investar Holding Corp.	909	25,861
	Investors Title Co.	166	43,064
	Jack Henry & Associates, Inc.	6,257	1,121,317
	Jackson Financial, Inc., Class A	9,942	1,182,303
	James River Group Holdings, Inc.	7,500	50,325
	Janus Henderson Group PLC	19,997	962,456
	Jefferies Financial Group, Inc.	24,349	1,489,672
	JPMorgan Chase & Co.	96,524	29,525,726
	Kearny Financial Corp.	8,353	65,070
	Kemper Corp.	8,249	325,093
*	Kentucky First Federal Bancorp	682	3,076
	KeyCorp	73,384	1,579,224
	Kingstone Cos., Inc.	1,813	28,011
	Kinsale Capital Group, Inc.	2,147	849,954
	KKR & Co., Inc.	15,755	1,800,166
	Lake Shore Bancorp, Inc.	230	3,521
	Lakeland Financial Corp.	4,557	271,597
	Landmark Bancorp, Inc.	764	20,620
	Lazard, Inc.	14,187	762,126
	LCNB Corp.	700	11,977
*	LendingClub Corp.	13,416	226,865
*	LendingTree, Inc.	1,874	106,181
	Lincoln National Corp.	22,788	948,209
	LINKBANCORP, Inc.	1,774	15,522
	Live Oak Bancshares, Inc.	4,756	190,050
	Loews Corp.	16,661	1,758,902
	LPL Financial Holdings, Inc.	7,451	2,715,889

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	M&T Bank Corp.	9,279	$2,055,948
	Magyar Bancorp, Inc.	1,027	18,096
	MainStreet Bancshares, Inc.	550	11,775
*	Markel Group, Inc.	1,088	2,220,216
	MarketAxess Holdings, Inc.	1,931	326,783
*	Marqeta, Inc., Class A	55,375	228,699
	Marsh & McLennan Cos., Inc.	13,076	2,460,772
	Mastercard, Inc., Class A	28,039	15,107,133
	Mechanics Bancorp, Class A	439	6,581
	Mercantile Bank Corp.	2,301	119,606
	Merchants Bancorp	5,547	229,979
	Mercury General Corp.	7,101	621,977
	Meridian Corp.	2,200	41,646
	MetLife, Inc.	40,601	3,202,607
	Metrocity Bankshares, Inc.	2,733	76,989
	Metropolitan Bank Holding Corp.	1,337	123,806
	MGIC Investment Corp.	34,361	924,998
	Mid Penn Bancorp, Inc.	3,148	103,853
	Middlefield Banc Corp.	507	17,005
	Midland States Bancorp, Inc.	3,115	71,178
	MidWestOne Financial Group, Inc.	2,900	134,328
	Moelis & Co., Class A	8,216	588,841
	Moody's Corp.	4,589	2,365,905
	Morgan Stanley	39,147	7,156,072
	Morningstar, Inc.	3,248	656,388
	MSCI, Inc.	2,218	1,351,250
	MVB Financial Corp.	1,500	42,360
	Nasdaq, Inc.	26,124	2,531,154
	National Bank Holdings Corp., Class A	4,848	194,793
	National Bankshares, Inc.	518	18,860
	Navient Corp.	17,038	167,143
	NB Bancorp, Inc.	237	5,148
	NBT Bancorp, Inc.	7,601	337,712
*	NCR Atleos Corp.	9,434	351,888
	Nelnet, Inc., Class A	3,729	491,855
*	NerdWallet, Inc., Class A	9,214	111,121
*	NI Holdings, Inc.	1,752	23,862
		Shares	Value†
FINANCIALS — (Continued)
	Nicolet Bankshares, Inc.	1,905	$278,092
*	NMI Holdings, Inc.	9,946	385,109
	Northeast Bank	1,293	148,992
	Northeast Community Bancorp, Inc.	1,235	29,146
	Northern Trust Corp.	16,431	2,455,284
	Northfield Bancorp, Inc.	6,755	83,222
	Northrim BanCorp, Inc.	3,600	84,816
	Northwest Bancshares, Inc.	21,654	278,904
	Norwood Financial Corp.	288	8,764
	Oak Valley Bancorp	1,680	53,676
	OceanFirst Financial Corp.	7,357	137,944
*	Octave Specialty Group, Inc.	6,317	35,817
	OFG Bancorp	5,708	230,032
	Ohio Valley Banc Corp.	237	9,753
*	Old Market Capital Corp.	801	2,854
	Old National Bancorp	45,606	1,114,155
	Old Republic International Corp.	31,855	1,247,760
	Old Second Bancorp, Inc.	5,387	106,878
	OneMain Holdings, Inc.	17,435	1,142,690
*	Onity Group, Inc.	1,033	46,712
	OP Bancorp	1,874	26,199
*	Open Lending Corp.	11,552	20,678
*	Oportun Financial Corp.	5,989	32,460
	Oppenheimer Holdings, Inc., Class A	1,336	112,264
*	OptimumBank Holdings, Inc.	2,800	13,188
	Orange County Bancorp, Inc.	434	13,376
	Origin Bancorp, Inc.	3,487	149,348
	Orrstown Financial Services, Inc.	1,462	52,661
*	Oscar Health, Inc., Class A	15,748	225,984
*	Palomar Holdings, Inc.	2,862	353,715
	Park National Corp.	2,177	354,720
	Parke Bancorp, Inc.	944	25,781
	Pathward Financial, Inc.	2,920	263,647
*	Paymentus Holdings, Inc., Class A	4,088	109,272

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Payoneer Global, Inc.	33,740	$215,599
	PayPal Holdings, Inc.	59,482	3,134,107
	PCB Bancorp	783	17,571
	Peapack-Gladstone Financial Corp.	2,762	87,611
	PennyMac Financial Services, Inc.	6,630	662,470
	Peoples Bancorp of North Carolina, Inc.	800	29,304
	Peoples Bancorp, Inc.	5,619	182,730
	Peoples Financial Services Corp.	400	20,840
	Perella Weinberg Partners	6,887	153,649
	Pinnacle Financial Partners, Inc.	20,310	1,931,278
*	Pioneer Bancorp, Inc.	1,077	15,240
	Piper Sandler Cos.	1,890	654,601
	PJT Partners, Inc., Class A	1,247	215,768
	Plumas Bancorp	618	30,968
	PNC Financial Services Group, Inc.	18,136	4,049,769
*	Ponce Financial Group, Inc.	1,534	25,741
	Popular, Inc.	8,665	1,157,037
*	PRA Group, Inc.	4,169	53,321
	Preferred Bank	1,717	147,267
	Primerica, Inc.	4,299	1,130,809
	Primis Financial Corp.	1,500	20,220
	Princeton Bancorp, Inc.	613	22,209
	Principal Financial Group, Inc.	21,023	1,991,299
*	Priority Technology Holdings, Inc.	4,823	28,504
*	ProAssurance Corp.	8,341	202,019
	PROG Holdings, Inc.	5,070	164,471
	Progressive Corp.	13,952	2,902,016
	Prosperity Bancshares, Inc.	8,517	587,758
	Provident Financial Holdings, Inc.	1,300	21,008
	Provident Financial Services, Inc.	12,649	280,049
	Prudential Financial, Inc.	17,208	1,911,981
	QCR Holdings, Inc.	2,992	270,058
	Radian Group, Inc.	20,031	659,020
	Raymond James Financial, Inc.	13,610	2,257,355
	RBB Bancorp	2,116	43,886
	Red River Bancshares, Inc.	800	66,448
	Regional Management Corp.	1,515	56,131
		Shares	Value†
FINANCIALS — (Continued)
	Regions Financial Corp.	69,693	$1,986,250
	Reinsurance Group of America, Inc., Class A	5,970	1,210,417
*	Remitly Global, Inc.	21,738	287,376
	RenaissanceRe Holdings Ltd.	5,264	1,482,869
	Renasant Corp.	12,273	462,815
*	Repay Holdings Corp.	7,678	26,796
	Republic Bancorp, Inc., Class A	3,438	249,633
*	Rhinebeck Bancorp, Inc.	1,100	12,804
	Richmond Mutual BanCorp, Inc.	807	11,322
	Riverview Bancorp, Inc.	100	517
	RLI Corp.	9,811	573,257
*	Robinhood Markets, Inc., Class A	45,283	4,504,753
	Rocket Cos., Inc., Class A	158,231	2,837,082
*	Root, Inc., Class A	1,080	67,100
	S&P Global, Inc.	5,091	2,686,979
	S&T Bancorp, Inc.	4,948	210,983
	Safety Insurance Group, Inc.	2,030	159,761
	SB Financial Group, Inc.	1,000	22,830
	Seacoast Banking Corp. of Florida	10,594	354,263
*	Security National Financial Corp., Class A	3,788	33,410
	SEI Investments Co.	14,347	1,260,384
	Selective Insurance Group, Inc.	7,802	655,992
*	Selectquote, Inc.	2,672	3,794
	ServisFirst Bancshares, Inc.	7,036	575,897
*	Sezzle, Inc.	2,953	186,748
	Shore Bancshares, Inc.	2,792	52,964
	Sierra Bancorp	1,944	68,837
	Silvercrest Asset Management Group, Inc., Class A	800	11,792
	Simmons First National Corp., Class A	18,551	377,142
*	SiriusPoint Ltd.	13,571	276,984
*	Skyward Specialty Insurance Group, Inc.	4,159	185,575
	SLM Corp.	34,512	937,001

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	SmartFinancial, Inc.	1,389	$55,449
#*	SoFi Technologies, Inc.	65,071	1,484,269
	Sound Financial Bancorp, Inc.	600	26,340
	South Plains Financial, Inc.	1,322	55,075
*	Southern First Bancshares, Inc.	700	38,458
	Southern Missouri Bancorp, Inc.	1,213	75,897
	Southside Bancshares, Inc.	4,845	155,961
	Southstate Bank Corp.	11,888	1,216,499
	SR Bancorp, Inc.	874	14,543
	State Street Corp.	17,636	2,307,847
	Stellar Bancorp, Inc.	6,448	239,479
	Stewart Information Services Corp.	3,590	242,074
	Stifel Financial Corp.	8,733	1,076,779
	Stock Yards Bancorp, Inc.	3,713	251,333
*	StoneX Group, Inc.	7,800	875,628
*	Summit State Bank	3,500	47,880
	SWK Holdings Corp.	730	12,775
	Synchrony Financial	34,918	2,536,094
	T. Rowe Price Group, Inc.	20,365	2,152,173
*	Texas Capital Bancshares, Inc.	5,866	593,463
	TFS Financial Corp.	18,591	261,668
*	Third Coast Bancshares, Inc.	582	23,606
	Timberland Bancorp, Inc.	500	19,470
	Tiptree, Inc.	5,339	95,461
*	Toast, Inc., Class A	10,132	315,207
	Tompkins Financial Corp.	2,047	164,006
	Towne Bank	10,152	355,320
	Tradeweb Markets, Inc., Class A	8,199	845,071
	Travelers Cos., Inc.	21,083	5,998,324
	TriCo Bancshares	4,791	238,688
*	Triumph Financial, Inc.	3,047	192,235
	Truist Financial Corp.	48,126	2,474,639
*	Trupanion, Inc.	4,699	150,321
	TrustCo Bank Corp.	2,732	118,569
	Trustmark Corp.	7,843	333,484
	U.S. Bancorp	58,066	3,258,083
	U.S. Global Investors, Inc., Class A	4,324	14,356
	UMB Financial Corp.	9,735	1,237,708
	United Bancorp, Inc.	685	9,521
	United Bancshares, Inc.	436	17,553
		Shares	Value†
FINANCIALS — (Continued)
	United Bankshares, Inc.	32,272	$1,366,074
	United Community Banks, Inc.	13,874	477,682
	United Fire Group, Inc.	3,269	117,488
	United Security Bancshares	402	4,317
	Unity Bancorp, Inc.	471	25,415
	Universal Insurance Holdings, Inc.	3,631	110,564
	Univest Financial Corp.	7,001	232,013
	Unum Group	27,292	2,073,373
*	Upstart Holdings, Inc.	1,329	52,163
	USCB Financial Holdings, Inc.	1,231	23,204
	Valley National Bancorp	65,143	811,682
	Value Line, Inc.	213	7,983
*	Velocity Financial, Inc.	3,071	62,311
	Victory Capital Holdings, Inc., Class A	6,090	429,528
	Virtu Financial, Inc., Class A	10,843	450,093
	Virtus Investment Partners, Inc.	1,082	176,636
	Visa, Inc., Class A	55,282	17,791,406
	Voya Financial, Inc.	12,824	983,088
	W.R. Berkley Corp.	23,475	1,609,915
	WaFd, Inc.	10,102	329,527
	Walker & Dunlop, Inc.	4,368	274,704
	Washington Trust Bancorp, Inc.	3,552	122,082
	Waterstone Financial, Inc.	2,602	47,591
	Webster Financial Corp.	19,343	1,272,189
	Wells Fargo & Co.	99,238	8,980,047
	WesBanco, Inc.	12,400	437,596
	West BanCorp, Inc.	1,799	42,690
	Westamerica BanCorp	4,017	203,180
	Western Alliance Bancorp	9,644	859,763
	Western New England Bancorp, Inc.	3,241	43,527
#	Western Union Co.	28,723	269,134
	Westwood Holdings Group, Inc.	2,500	45,775
*	WEX, Inc.	3,657	562,812
	White Mountains Insurance Group Ltd.	520	1,063,364

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Willis Towers Watson PLC	6,078	$1,929,583
	Wintrust Financial Corp.	8,584	1,266,054
	WisdomTree, Inc.	21,666	350,989
*	World Acceptance Corp.	699	84,754
	WSFS Financial Corp.	9,060	586,454
	Zions Bancorp NA	17,665	1,058,310
TOTAL FINANCIALS			407,033,376
HEALTH CARE — (4.7%)
*	10X Genomics, Inc., Class A	10,511	212,322
*	4D Molecular Therapeutics, Inc.	6,762	59,911
††	89bio, Inc.	14,791	5,029
††	Abiomed, Inc.	1,121	17,499
*	ACADIA Pharmaceuticals, Inc.	18,802	472,494
*	Aclaris Therapeutics, Inc.	1,000	3,510
	Acme United Corp.	700	29,253
*	AdaptHealth Corp.	19,408	195,050
*	Addus HomeCare Corp.	2,360	244,213
*	ADMA Biologics, Inc.	29,175	504,727
*	Agios Pharmaceuticals, Inc.	2,131	58,475
††	Akero Therapeutics, Inc.	1,084	705
††	Albireo Pharma, Inc.	2,691	17,169
*	Align Technology, Inc.	3,993	650,979
*	Alkermes PLC	16,751	567,691
*	Alto Neuroscience, Inc.	200	3,096
*	American Shared Hospital Services	2,300	4,876
*	American Well Corp., Class A	4,900	22,295
*	AMN Healthcare Services, Inc.	4,567	97,277
*	AngioDynamics, Inc.	4,532	46,952
*	Anika Therapeutics, Inc.	2,097	19,355
*	Apellis Pharmaceuticals, Inc.	4,373	98,742
*	Arcturus Therapeutics Holdings, Inc.	2,131	15,919
*	Arcus Biosciences, Inc.	8,959	188,497
*	Artivion, Inc.	5,041	205,522
*	Arvinas, Inc.	8,559	114,519
		Shares	Value†
HEALTH CARE — (Continued)
*	Atea Pharmaceuticals, Inc.	5,020	$21,285
*	AtriCure, Inc.	4,426	163,452
*	Aura Biosciences, Inc.	2,600	14,560
*	Avanos Medical, Inc.	960	12,787
*	Axogen, Inc.	1,559	54,331
*	Azenta, Inc.	5,399	209,913
	Baxter International, Inc.	27,119	544,278
*	Beam Therapeutics, Inc.	12,142	335,362
*	BioAge Labs, Inc.	6,442	122,334
*	BioLife Solutions, Inc.	5,118	111,572
*	Biote Corp., Class A	2,427	5,072
*	Bioventus, Inc., Class A	5,490	43,536
*	Boston Scientific Corp.	34,605	3,236,606
*	Bridgebio Pharma, Inc.	2,061	159,253
*	BrightSpring Health Services, Inc.	15,023	589,953
*	Brookdale Senior Living, Inc.	25,373	380,595
	Bruker Corp.	14,778	654,518
*	Cadrenal Therapeutics, Inc.	711	4,941
	Cardinal Health, Inc.	11,318	2,432,012
*	CareDx, Inc.	6,401	131,541
*	Caribou Biosciences, Inc.	20,000	28,200
*	Castle Biosciences, Inc.	4,119	162,247
*	Catalyst Pharmaceuticals, Inc.	14,645	355,873
*	Celldex Therapeutics, Inc.	7,903	194,414
	Cencora, Inc.	11,666	4,190,661
*	Centene Corp.	17,446	755,761
*	Certara, Inc.	21,483	188,836
*	Champions Oncology, Inc.	2,279	16,659
	Chemed Corp.	1,762	752,621
*††	Chinook Therapeutics, Inc.	7,288	0
	Cigna Group	10,185	2,791,810
#*	Clover Health Investments Corp.	19,496	43,671
*	Collegium Pharmaceutical, Inc.	5,115	234,881
*	Compass Therapeutics, Inc.	9,674	61,914

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	Concentra Group Holdings Parent, Inc.	16,920	$375,286
	CONMED Corp.	3,021	115,976
*	CorVel Corp.	6,074	422,933
*	Crinetics Pharmaceuticals, Inc.	2,063	103,026
*	CRISPR Therapeutics AG	9,846	491,906
*	Cross Country Healthcare, Inc.	7,273	67,784
*	CryoPort, Inc.	6,500	61,815
*	Cullinan Therapeutics, Inc.	6,890	82,404
*	Cumberland Pharmaceuticals, Inc.	331	1,241
	CVS Health Corp.	30,517	2,274,127
*	Cytek Biosciences, Inc.	19,552	97,760
*	CytomX Therapeutics, Inc.	7,723	43,944
#*	DaVita, Inc.	13,037	1,425,466
*	Day One Biopharmaceuticals, Inc.	10,188	113,698
*	Definitive Healthcare Corp.	14,300	33,176
*	Denali Therapeutics, Inc.	16,679	362,601
*	Design Therapeutics, Inc.	4,362	44,536
*	Dexcom, Inc.	40,764	2,977,403
*	Dianthus Therapeutics, Inc.	4,017	214,468
*	Disc Medicine, Inc.	1,958	151,393
*	Doximity, Inc., Class A	8,334	312,275
*	Dyne Therapeutics, Inc.	9,203	164,642
*	Edgewise Therapeutics, Inc.	8,157	229,620
*	Edwards Lifesciences Corp.	15,591	1,268,484
*	Elanco Animal Health, Inc.	61,496	1,480,824
*	Electromed, Inc.	895	26,734
	Elevance Health, Inc.	8,714	3,012,778
	Embecta Corp.	4,974	52,774
*	Emergent BioSolutions, Inc.	4,000	45,360
	Encompass Health Corp.	13,306	1,257,816
*	Enhabit, Inc.	10,645	113,156
*	Enliven Therapeutics, Inc.	1,653	43,722
		Shares	Value†
HEALTH CARE — (Continued)
*	Enovis Corp.	5,370	$118,355
	Ensign Group, Inc.	6,165	1,058,284
*	Entrada Therapeutics, Inc.	343	3,924
*	Envista Holdings Corp.	19,915	467,405
*	Erasca, Inc.	24,352	255,940
*	Exact Sciences Corp.	10,240	1,047,962
*	Exelixis, Inc.	32,705	1,352,679
*	EyePoint, Inc.	6,118	82,715
*	FONAR Corp.	1,392	25,947
*	Fortrea Holdings, Inc.	9,945	167,175
*	Fulcrum Therapeutics, Inc.	8,094	86,849
*	Fulgent Genetics, Inc.	3,912	102,494
*	Ginkgo Bioworks Holdings, Inc.	5,590	50,142
*	Globus Medical, Inc., Class A	12,178	1,104,301
*	GRAIL, Inc.	404	39,519
*	Guardant Health, Inc.	851	97,048
*	Guardian Pharmacy Services, Inc., Class A	336	10,147
*	Haemonetics Corp.	4,379	291,904
*	Halozyme Therapeutics, Inc.	13,388	960,053
*	Harmony Biosciences Holdings, Inc.	6,619	241,726
*	Harrow, Inc.	1,987	81,348
*	HealthEquity, Inc.	8,724	747,385
	HealthStream, Inc.	3,370	75,117
*	Henry Schein, Inc.	16,111	1,216,058
††	HilleVax, Inc.	5,343	748
*	Hologic, Inc.	15,794	1,183,444
	Humana, Inc.	6,559	1,280,317
*	ICON PLC	3,748	675,577
*	ICU Medical, Inc.	2,559	383,594
*	Ideaya Biosciences, Inc.	8,988	289,324
*	IDEXX Laboratories, Inc.	4,815	3,228,265
*	ImmuCell Corp.	2,105	12,672
*	Incyte Corp.	16,514	1,652,556
*	Indivior Pharmaceuticals, Inc.	10,400	367,952
*	InfuSystem Holdings, Inc.	3,700	30,562
*	Innovage Holding Corp.	2,284	12,676
*	Innoviva, Inc.	8,080	161,600
*	Inogen, Inc.	4,900	28,910
*	Insmed, Inc.	1,929	302,602
*	Instil Bio, Inc.	806	5,690
*	Insulet Corp.	3,775	965,683
*	Integer Holdings Corp.	4,492	390,175

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	5,295	$58,986
*	Intuitive Surgical, Inc.	2,338	1,178,866
*	IQVIA Holdings, Inc.	12,229	2,814,504
	iRadimed Corp.	1,040	101,795
*††	iTeos Therapeutics, Inc.	3,190	0
*	Keros Therapeutics, Inc.	1,181	21,152
*	Kewaunee Scientific Corp.	263	10,399
*	Kiniksa Pharmaceuticals International PLC	5,011	220,083
*	Kodiak Sciences, Inc.	5,861	133,455
*	Krystal Biotech, Inc.	3,235	903,341
*	Kura Oncology, Inc.	6,831	55,468
	Labcorp Holdings, Inc.	6,476	1,758,364
*	Lantern Pharma, Inc.	10,400	32,760
*	Lantheus Holdings, Inc.	9,250	619,010
	LeMaitre Vascular, Inc.	2,443	207,582
#	LENZ Therapeutics, Inc.	0	0
*	Lexeo Therapeutics, Inc.	8,023	59,450
*	LifeStance Health Group, Inc.	40,880	289,022
*	Ligand Pharmaceuticals, Inc.	2,094	402,257
*	Lipocine, Inc.	2,730	24,570
*	Lisata Therapeutics, Inc.	2,185	10,117
*	LivaNova PLC	6,394	420,150
*	Lyell Immunopharma, Inc.	498	11,952
*	MannKind Corp.	22,327	129,050
*	Medpace Holdings, Inc.	2,445	1,424,164
	Medtronic PLC	25,470	2,622,391
*	Merit Medical Systems, Inc.	7,573	614,095
	Mesa Laboratories, Inc.	700	55,132
*	Mettler-Toledo International, Inc.	695	954,402
*	Molina Healthcare, Inc.	4,386	787,682
*	Myriad Genetics, Inc.	5,384	30,258
*	Natera, Inc.	3,010	695,731
	National HealthCare Corp.	2,964	424,178
	National Research Corp.	2,585	52,579
		Shares	Value†
HEALTH CARE — (Continued)
*	Neogen Corp.	15,277	$156,131
*	NeoGenomics, Inc.	11,504	138,738
*	Neurocrine Biosciences, Inc.	7,919	1,077,459
*	Nexgel, Inc.	1,225	1,740
*	Novocure Ltd.	7,631	94,624
*	Olema Pharmaceuticals, Inc.	4,795	123,327
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	Omnicell, Inc.	5,377	260,784
#*††	Opiant Pharmaceuticals, Inc.	1,079	0
*	OptimizeRx Corp.	1,931	20,778
*	Option Care Health, Inc.	19,327	657,118
	Oramed Pharmaceuticals, Inc.	4,929	16,611
*	OraSure Technologies, Inc.	11,009	30,715
*	Organogenesis Holdings, Inc.	16,264	65,056
*	ORIC Pharmaceuticals, Inc.	10,375	106,447
*	Orthofix Medical, Inc.	3,749	49,599
*	OrthoPediatrics Corp.	3,849	67,204
*	Pacira BioSciences, Inc.	7,658	157,295
*	PACS Group, Inc.	1,000	33,760
#*††	PDL BioPharma, Inc.	20,904	8,780
*	Pediatrix Medical Group, Inc.	11,024	235,693
*	Pennant Group, Inc.	4,180	115,452
*	Penumbra, Inc.	2,985	1,069,137
*	PepGen, Inc.	5,144	26,389
*	Personalis, Inc.	9,542	89,409
	Phibro Animal Health Corp., Class A	2,612	104,872
*	Phreesia, Inc.	3,288	44,158
*	Precipio, Inc.	410	10,061
*	Prestige Consumer Healthcare, Inc.	8,493	547,544
*	Prime Medicine, Inc.	8,750	33,338
*	Privia Health Group, Inc.	11,894	276,179
*	Pro-Dex, Inc.	640	25,107
*	Progyny, Inc.	9,437	225,261
*	Protara Therapeutics, Inc.	4,825	34,161
*	Prothena Corp. PLC	5,964	52,543

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	PTC Therapeutics, Inc.	2,849	$215,185
*	Pulmatrix, Inc.	2,415	6,207
*	Puma Biotechnology, Inc.	3,075	19,926
*	Quanterix Corp.	1,794	11,374
	Quest Diagnostics, Inc.	11,211	2,096,793
*	QuidelOrtho Corp.	5,373	145,984
*	RadNet, Inc.	7,849	550,215
*	Rafael Holdings, Inc., Class B	1,879	2,180
*	Rapid Micro Biosystems, Inc., Class A	110	487
*	Relay Therapeutics, Inc.	21,937	168,037
*	Repligen Corp.	3,778	564,320
*	Replimune Group, Inc.	9,525	66,961
	ResMed, Inc.	7,241	1,870,423
*	Rigel Pharmaceuticals, Inc.	1,707	59,506
*	Roivant Sciences Ltd.	67,290	1,454,810
	Royalty Pharma PLC, Class A	14,403	600,317
*	Seer, Inc.	11,474	20,883
	Select Medical Holdings Corp.	20,968	315,568
*	Sensus Healthcare, Inc.	2,152	11,040
*	SI-BONE, Inc.	4,988	82,701
	SIGA Technologies, Inc.	6,592	44,166
*	Solid Biosciences, Inc.	13,684	88,399
*	Sotera Health Co.	30,462	551,971
*	STAAR Surgical Co.	2,110	39,985
	STERIS PLC	7,864	2,065,086
*	Stoke Therapeutics, Inc.	6,028	182,890
	Stryker Corp.	5,788	2,139,013
*	Supernus Pharmaceuticals, Inc.	7,512	361,778
*	Tactile Systems Technology, Inc.	1,970	56,854
*	Talkspace, Inc.	18,113	73,177
*	Teladoc Health, Inc.	24,107	131,383
	Teleflex, Inc.	2,669	278,564
*	Terns Pharmaceuticals, Inc.	11,200	387,520
*	TG Therapeutics, Inc.	3,969	116,808
*	Theravance Biopharma, Inc.	5,750	108,905
		Shares	Value†
HEALTH CARE — (Continued)
*††	Third Harmonic Bio, Inc.	2,266	$68
*	TransMedics Group, Inc.	2,062	276,256
*	TruBridge, Inc.	1,404	27,167
*	Tyra Biosciences, Inc.	1,363	42,008
	U.S. Physical Therapy, Inc.	1,729	145,011
*	UFP Technologies, Inc.	884	222,008
	Utah Medical Products, Inc.	296	18,074
*	Varex Imaging Corp.	8,078	112,607
*	Veeva Systems, Inc., Class A	4,380	893,170
*	Vericel Corp.	3,106	111,754
††	Verve Therapeutics, Inc.	6,317	12,508
*	Viridian Therapeutics, Inc.	2,525	83,325
*	Waters Corp.	4,480	1,660,826
	West Pharmaceutical Services, Inc.	3,849	889,581
*	Xencor, Inc.	6,336	76,602
*	Xenon Pharmaceuticals, Inc.	3,049	125,039
*	XOMA Royalty Corp.	476	12,214
*	Zevra Therapeutics, Inc.	1,188	10,692
	Zimmer Biomet Holdings, Inc.	15,049	1,310,316
	Zoetis, Inc.	13,275	1,656,985
*	Zymeworks, Inc.	8,031	180,938
TOTAL HEALTH CARE			106,822,458
INDUSTRIALS — (13.9%)
*	3D Systems Corp.	11,500	25,760
	A.O. Smith Corp.	14,567	1,070,529
	AAON, Inc.	5,367	488,580
	ABM Industries, Inc.	7,851	361,460
	ACCO Brands Corp.	10,854	42,439
	Acuity, Inc.	3,101	958,953
	Advanced Drainage Systems, Inc.	8,712	1,324,572
	Aebi Schmidt Holding AG	4,835	70,784
	AECOM	13,558	1,307,398
*	AerSale Corp.	8,958	67,095
	AGCO Corp.	9,879	1,120,377
*	Air Industries Group	1,705	5,644
	Air Lease Corp.	10,695	691,218
	Alamo Group, Inc.	1,571	306,832
*	Alaska Air Group, Inc.	19,118	971,768
	Albany International Corp., Class A	3,782	209,863
	Alight, Inc., Class A	51,818	79,282

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Allegiant Travel Co.	1,956	$173,360
	Allegion PLC	9,338	1,544,412
	Allient, Inc.	2,437	148,681
*	Alpha Pro Tech Ltd.	2,405	12,121
*	Ameresco, Inc., Class A	3,733	116,992
*	American Airlines Group, Inc.	39,602	526,707
*	American Superconductor Corp.	3,424	102,446
*	American Woodmark Corp.	1,754	104,170
	AMETEK, Inc.	10,621	2,378,892
*	API Group Corp.	33,373	1,387,316
	Apogee Enterprises, Inc.	3,280	121,786
	Applied Industrial Technologies, Inc.	3,687	960,132
	ArcBest Corp.	2,914	262,901
	Arcosa, Inc.	6,353	727,228
	Argan, Inc.	1,063	368,978
	Armstrong World Industries, Inc.	5,546	1,019,022
	Astec Industries, Inc.	2,962	144,309
*	Astronics Corp. (ATRO US)	3,413	258,535
*	Astronics Corp. (ATROB US), Class B	835	63,518
*	Asure Software, Inc.	4,001	38,490
*	ATI, Inc.	16,576	1,994,093
	Atkore, Inc.	4,315	299,677
	Atmus Filtration Technologies, Inc.	8,780	508,977
	Automatic Data Processing, Inc.	15,139	3,736,608
*	Avis Budget Group, Inc.	2,636	303,114
	AZZ, Inc.	3,732	463,850
	Barrett Business Services, Inc.	2,745	104,310
	BGSF, Inc.	6,600	37,818
*	Blue Bird Corp.	3,575	179,858
*	BlueLinx Holdings, Inc.	1,267	88,133
	Boise Cascade Co.	6,896	557,266
	Booz Allen Hamilton Holding Corp.	11,644	1,029,562
*	Bowman Consulting Group Ltd.	675	23,510
	Brady Corp., Class A	5,584	482,848
*	BrightView Holdings, Inc.	7,472	99,826
	Brink's Co.	4,451	565,455
	Broadridge Financial Solutions, Inc.	8,556	1,686,473
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	12,850	$1,470,040
#*	Byrna Technologies, Inc.	1,958	26,844
*	CACI International, Inc., Class A	2,544	1,578,756
*	Cadeler AS (CDLR US), ADR	446	10,659
	Cadre Holdings, Inc.	3,427	137,114
	Carlisle Cos., Inc.	4,505	1,535,709
	Carpenter Technology Corp.	6,731	2,139,314
	Carrier Global Corp.	27,107	1,615,035
*	Casella Waste Systems, Inc., Class A	4,101	413,709
	Caterpillar, Inc.	22,053	14,496,760
*	CBIZ, Inc.	563	22,154
*	CECO Environmental Corp.	4,856	327,440
	CH Robinson Worldwide, Inc.	12,585	2,453,446
*	Chart Industries, Inc.	4,297	890,940
*	Cimpress PLC	1,285	101,631
	Cintas Corp.	10,456	2,001,174
	Civeo Corp.	743	18,813
*	Clarivate PLC	54,199	143,627
*	Clean Harbors, Inc.	7,483	1,944,907
	CNH Industrial NV	71,972	774,419
	Columbus McKinnon Corp.	4,597	96,905
	Comfort Systems USA, Inc.	2,886	3,296,101
	CompX International, Inc.	811	18,896
	Concentrix Corp.	6,729	251,328
*	Concrete Pumping Holdings, Inc.	2,727	15,762
*	Conduent, Inc.	20,948	29,118
*	Construction Partners, Inc., Class A	3,553	390,404
	Copa Holdings SA, Class A	3,829	522,276
*	Copart, Inc.	25,548	1,036,738
*	Core & Main, Inc., Class A	21,047	1,123,068
*	Costamare Bulkers Holdings Ltd.	3,200	52,896
	Covenant Logistics Group, Inc.	2,605	64,083
*»	CPI Aerostructures, Inc.	2,525	9,848
	CRA International, Inc.	1,047	197,820
	Crane Co.	6,315	1,153,372
	CSG Systems International, Inc.	3,689	294,198

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	CSW Industrials, Inc.	1,796	$484,884
	CSX Corp.	133,714	5,049,041
	Cummins, Inc.	8,418	4,872,507
	Curtiss-Wright Corp.	2,316	1,520,894
*	Custom Truck One Source, Inc.	22,175	140,146
	Deere & Co.	13,509	7,132,752
	Delta Air Lines, Inc.	63,505	4,184,344
	Deluxe Corp.	4,918	129,835
*	Distribution Solutions Group, Inc.	2,652	75,290
*	DNOW, Inc.	29,032	440,996
	Donaldson Co., Inc.	15,549	1,585,065
	Douglas Dynamics, Inc.	3,080	116,054
	Dover Corp.	12,661	2,551,065
*	DXP Enterprises, Inc.	2,319	301,586
*	Dycom Industries, Inc.	3,764	1,371,564
	Eastern Co.	312	5,834
	Eaton Corp. PLC	9,355	3,287,534
	EMCOR Group, Inc.	3,691	2,660,214
	Emerson Electric Co.	19,656	2,888,646
*	Energy Recovery, Inc.	4,025	58,725
	Enerpac Tool Group Corp.	7,620	307,543
	EnerSys	4,804	865,633
	Ennis, Inc.	3,943	76,849
	Enpro, Inc.	3,438	820,926
*	Enviri Corp.	9,556	180,800
	Equifax, Inc.	5,406	1,088,768
	Esab Corp.	5,184	627,782
	ESCO Technologies, Inc.	4,269	974,058
	Espey Mfg. & Electronics Corp.	419	22,153
*	Everus Construction Group, Inc.	6,242	552,355
	EVI Industries, Inc.	123	3,161
*	ExlService Holdings, Inc.	17,860	699,219
	Expeditors International of Washington, Inc.	14,498	2,327,509
	Exponent, Inc.	3,661	263,116
	Fastenal Co.	62,020	2,689,187
	Federal Signal Corp.	6,612	714,691
	FedEx Corp.	14,565	4,693,571
	Ferguson Enterprises, Inc.	15,823	3,994,675
*	First Advantage Corp.	5,586	75,411
	Flowserve Corp.	13,033	1,018,529
*	Fluor Corp.	17,180	793,544
	Fortive Corp.	16,773	885,782
	Fortune Brands Innovations, Inc.	9,726	526,177
*	Forward Air Corp.	951	26,514
*	Franklin Covey Co.	2,340	47,666
		Shares	Value†
INDUSTRIALS — (Continued)
	Franklin Electric Co., Inc.	4,753	$473,494
*	FreightCar America, Inc.	3,484	40,101
*	Frontier Group Holdings, Inc.	16,801	77,957
	FTAI Aviation Ltd.	8,212	2,236,292
*	FTI Consulting, Inc.	4,149	724,706
*	Gates Industrial Corp. PLC	34,057	783,992
	GATX Corp.	5,801	1,055,260
	GE Vernova, Inc.	1,838	1,335,068
*	Gencor Industries, Inc.	1,048	15,028
*	Generac Holdings, Inc.	4,861	816,842
	Genpact Ltd.	21,889	965,305
*	Gibraltar Industries, Inc.	3,784	193,968
	Global Industrial Co.	4,216	128,841
	Gorman-Rupp Co.	3,516	191,587
	Graco, Inc.	12,465	1,088,568
*	Graham Corp.	467	32,653
	Granite Construction, Inc.	4,678	564,822
*	Great Lakes Dredge & Dock Corp.	8,897	133,277
	Greenbrier Cos., Inc.	3,960	199,663
	Griffon Corp.	5,469	445,450
*	GXO Logistics, Inc.	12,803	724,522
*	Hayward Holdings, Inc.	28,149	454,325
*	Healthcare Services Group, Inc.	8,872	166,971
	Heartland Express, Inc.	10,100	101,909
#	HEICO Corp. (HEI US)	2,263	748,849
	HEICO Corp. (HEIA US), Class A	2,448	623,236
	Helios Technologies, Inc.	3,588	232,431
	Herc Holdings, Inc.	5,540	794,104
	Hexcel Corp.	8,621	713,905
*	Hillman Solutions Corp.	17,886	167,592
	HireQuest, Inc.	1,219	13,689
	HNI Corp.	8,241	393,837
	Honeywell International, Inc.	15,740	3,581,165
	Howmet Aerospace, Inc.	22,815	4,747,345
	Hub Group, Inc., Class A	7,775	369,935
	Hubbell, Inc.	4,852	2,367,485
*	Hudson Technologies, Inc.	6,390	45,816

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Hurco Cos., Inc.	876	$14,489
*	Huron Consulting Group, Inc.	3,291	556,179
	Hyster-Yale, Inc.	1,643	54,958
*	IBEX Holdings Ltd.	2,196	81,691
	ICF International, Inc.	2,697	251,495
	IDEX Corp.	4,034	800,951
*	IES Holdings, Inc.	2,585	983,050
	Illinois Tool Works, Inc.	12,504	3,266,795
	Ingersoll Rand, Inc.	18,887	1,625,982
*	Innodata, Inc.	4,000	221,760
*	Innovative Solutions & Support, Inc.	400	7,396
	Insperity, Inc.	3,427	146,436
	Insteel Industries, Inc.	2,607	86,396
	Interface, Inc.	7,483	235,490
	ITT, Inc.	6,834	1,245,838
	Jacobs Solutions, Inc.	7,932	1,072,882
	JB Hunt Transport Services, Inc.	9,422	1,910,028
*	JELD-WEN Holding, Inc.	12,376	33,663
	Johnson Controls International PLC	45,220	5,392,937
	Kadant, Inc.	1,463	469,682
	Karat Packaging, Inc.	1,611	39,421
	KBR, Inc.	12,174	521,169
	Kelly Services, Inc., Class A	5,090	54,921
	Kennametal, Inc.	6,003	206,443
	Kforce, Inc.	3,986	140,825
*	Kirby Corp.	9,075	1,067,764
	Knight-Swift Transportation Holdings, Inc.	19,235	1,059,848
	Korn Ferry	6,717	466,630
*	L.B. Foster Co., Class A	876	26,324
	Landstar System, Inc.	3,926	586,387
*	Legalzoom.com, Inc.	23,060	205,003
	Lennox International, Inc.	3,173	1,570,889
*	Limbach Holdings, Inc.	1,470	126,391
	Lincoln Electric Holdings, Inc.	6,250	1,658,437
	Lindsay Corp.	1,070	134,039
*	Liquidity Services, Inc.	3,459	110,688
*	Loar Holdings, Inc.	5,639	386,723
	LSI Industries, Inc.	4,384	96,930
	Luxfer Holdings PLC	1,401	21,211
*	Lyft, Inc., Class A	16,411	276,854
*	Manitowoc Co., Inc.	5,633	72,778
	ManpowerGroup, Inc.	2,434	88,427
	Marten Transport Ltd.	9,721	119,568
	Masco Corp.	11,010	727,651
		Shares	Value†
INDUSTRIALS — (Continued)
*	MasTec, Inc.	7,482	$1,799,271
*	Mastech Digital, Inc.	1,950	13,533
*	Masterbrand, Inc.	16,248	196,926
*	Matrix Service Co.	5,354	76,669
	Matson, Inc.	4,076	653,383
	Maximus, Inc.	7,837	740,126
*	Mayville Engineering Co., Inc.	932	18,267
	McGrath RentCorp	2,810	313,849
*	Middleby Corp.	5,230	769,699
	Miller Industries, Inc.	1,864	76,368
	MillerKnoll, Inc.	5,395	108,332
*	Mistras Group, Inc.	2,600	36,764
*	Mobile Infrastructure Corp.	2,837	9,050
*	Modine Manufacturing Co.	4,785	883,598
*	Montrose Environmental Group, Inc.	3,965	88,340
	MSA Safety, Inc.	3,894	689,822
	MSC Industrial Direct Co., Inc., Class A	5,495	463,448
	Mueller Industries, Inc.	12,537	1,706,787
	Mueller Water Products, Inc., Class A	16,698	452,015
*	MYR Group, Inc.	1,659	414,816
*	Nephros, Inc.	2,332	10,051
*	Nextpower, Inc., Class A	10,047	1,176,403
	NL Industries, Inc.	7,700	46,816
	Nordson Corp.	3,283	901,282
*	NPK International, Inc.	10,835	149,631
	nVent Electric PLC	17,239	1,935,250
*	NWPX Infrastructure, Inc.	1,465	98,814
	Old Dominion Freight Line, Inc.	7,672	1,328,790
	Omega Flex, Inc.	981	32,363
*	OPENLANE, Inc.	17,417	523,207
*	Orion Group Holdings, Inc.	4,820	58,900
	Otis Worldwide Corp.	14,948	1,276,858
	Owens Corning	13,917	1,667,813
	PACCAR, Inc.	28,369	3,486,834
*	PAMT Corp.	3,004	32,593
	Pangaea Logistics Solutions Ltd.	3,295	27,942
	Park Aerospace Corp.	1,437	35,192
	Parker-Hannifin Corp.	3,739	3,499,106
	Park-Ohio Holdings Corp.	1,783	40,224
*	Parsons Corp.	12,580	881,355
	Paychex, Inc.	19,170	1,977,002

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Paycom Software, Inc.	4,202	$566,219
*	Paylocity Holding Corp.	4,676	631,166
	Pentair PLC	13,278	1,399,103
*	Perma-Fix Environmental Services, Inc.	1,138	17,377
*	Perma-Pipe International Holdings, Inc.	980	28,302
*	Pioneer Power Solutions, Inc.	4,039	17,247
	Pitney Bowes, Inc.	13,916	145,144
*	Planet Labs PBC	30,582	763,633
*	Plug Power, Inc.	21,370	45,198
	Powell Industries, Inc.	1,649	731,480
*	Power Solutions International, Inc.	515	36,905
	Preformed Line Products Co.	783	196,486
	Primoris Services Corp.	8,827	1,308,603
*	Proto Labs, Inc.	3,061	161,162
	Quanex Building Products Corp.	920	17,222
	Quanta Services, Inc.	5,143	2,441,022
*	Radiant Logistics, Inc.	4,889	32,903
*	RBC Bearings, Inc.	1,865	931,885
*	RCM Technologies, Inc.	1,905	39,643
	Regal Rexnord Corp.	8,462	1,366,613
	Republic Services, Inc.	11,076	2,382,337
*	Resideo Technologies, Inc.	14,435	494,543
	Resources Connection, Inc.	5,098	23,094
	REV Group, Inc.	9,603	613,632
*	Rocket Lab Corp.	29,427	2,356,220
	Rockwell Automation, Inc.	5,616	2,367,986
	Rollins, Inc.	17,303	1,095,972
	Rush Enterprises, Inc. (RUSHA US), Class A	10,360	665,008
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	172,604
*	RXO, Inc.	9,543	139,137
	Ryder System, Inc.	5,230	1,000,394
*	Saia, Inc.	1,931	646,634
	Schneider National, Inc., Class B	7,231	194,080
	Sensata Technologies Holding PLC	13,811	477,722
*	SES AI Corp.	23,102	46,897
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	19,935	$188,186
*	SIFCO Industries, Inc.	1,584	9,757
	Simpson Manufacturing Co., Inc.	4,447	786,141
*	SiteOne Landscape Supply, Inc.	4,790	687,557
	Snap-on, Inc.	4,602	1,684,838
	Southwest Airlines Co.	36,787	1,748,118
*	SPX Technologies, Inc.	5,136	1,070,394
	SS&C Technologies Holdings, Inc.	22,546	1,846,292
	Standex International Corp.	1,293	310,320
	Stanley Black & Decker, Inc.	7,633	600,412
*	Sterling Infrastructure, Inc.	2,867	1,026,128
*	Sun Country Airlines Holdings, Inc.	9,275	162,684
*	Sunrun, Inc.	21,249	403,731
*	Symbotic, Inc.	777	42,245
*	TaskUS, Inc., Class A	1,750	18,900
*	Taylor Devices, Inc.	619	45,026
*	TechPrecision Corp.	1,825	8,705
	Tecnoglass, Inc.	6,024	294,634
	Tennant Co.	2,368	180,181
	Terex Corp.	8,410	479,370
	Tetra Tech, Inc.	21,515	810,255
*	Thermon Group Holdings, Inc.	4,239	191,815
*	TIC Solutions, Inc.	7,341	74,144
	Timken Co.	8,929	832,094
*	Titan International, Inc.	9,194	87,711
*	Titan Machinery, Inc.	4,124	67,097
	Toro Co.	11,192	1,024,068
	Trane Technologies PLC	5,458	2,295,526
*	Transcat, Inc.	665	40,106
	TransDigm Group, Inc.	1,619	2,311,187
	TransUnion	9,571	756,300
*	Trex Co., Inc.	9,797	405,792
	TriNet Group, Inc.	4,840	296,402
	Trinity Industries, Inc.	10,364	297,861
*	TrueBlue, Inc.	2,700	14,472
	Tutor Perini Corp.	11,511	908,103
	Twin Disc, Inc.	300	5,157
*	Uber Technologies, Inc.	21,477	1,719,234
	UFP Industries, Inc.	7,509	775,530

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	U-Haul Holding Co. (UHAL US)	1,803	$101,960
	U-Haul Holding Co. (UHAL/B US)	14,140	725,523
	UL Solutions, Inc., Class A	2,416	169,676
*	Ultralife Corp.	900	5,742
	UniFirst Corp.	1,651	354,965
	Union Pacific Corp.	24,283	5,708,933
*	United Airlines Holdings, Inc.	29,860	3,055,275
	United Parcel Service, Inc., Class B	20,513	2,178,891
	United Rentals, Inc.	4,431	3,465,308
	Universal Logistics Holdings, Inc.	3,779	60,502
*	Upwork, Inc.	19,919	398,978
*	V2X, Inc.	3,679	253,226
	Valmont Industries, Inc.	2,109	939,686
	Veralto Corp.	26,649	2,637,718
	Verisk Analytics, Inc.	8,825	1,919,084
*	Verra Mobility Corp.	19,952	385,074
	Vertiv Holdings Co., Class A	14,652	2,727,909
*	Vicor Corp.	3,727	587,636
	Virco Mfg. Corp.	4,104	28,687
	VSE Corp.	2,354	514,514
	Wabash National Corp.	6,958	70,485
	Waste Management, Inc.	18,296	4,066,103
	Watsco, Inc. (WSO US)	2,924	1,129,980
	Watts Water Technologies, Inc., Class A	2,929	876,679
	Werner Enterprises, Inc.	7,772	266,191
	WESCO International, Inc.	5,598	1,620,229
	Westinghouse Air Brake Technologies Corp.	9,503	2,187,020
*	Wilhelmina International, Inc.	1,900	6,840
*	Willdan Group, Inc.	2,029	256,060
	Willis Lease Finance Corp.	856	156,032
	WillScot Holdings Corp.	22,925	459,188
	Worthington Enterprises, Inc.	7,090	393,991
	WW Grainger, Inc.	3,272	3,533,564
*	XPO, Inc.	13,336	1,975,195
	Xylem, Inc.	12,883	1,776,179
		Shares	Value†
INDUSTRIALS — (Continued)
	Zurn Elkay Water Solutions Corp.	14,653	$675,650
TOTAL INDUSTRIALS			313,911,444
INFORMATION TECHNOLOGY — (29.8%)
*	908 Devices, Inc.	2,993	18,886
	A10 Networks, Inc.	8,666	151,135
	Accenture PLC, Class A	17,491	4,611,327
*	ACI Worldwide, Inc.	11,540	500,374
	Adeia, Inc.	15,083	272,851
*	Adobe, Inc.	8,500	2,492,625
*	ADTRAN Holdings, Inc.	4,714	43,463
	Advanced Energy Industries, Inc.	3,064	782,423
*	Advanced Micro Devices, Inc.	24,722	5,852,439
*	Agilysys, Inc.	1,456	126,308
*	Akamai Technologies, Inc.	8,710	846,177
*	Alarm.com Holdings, Inc.	3,650	178,047
*	Allegro MicroSystems, Inc.	17,058	629,611
*	Alpha & Omega Semiconductor Ltd.	3,451	76,267
*	Ambarella, Inc.	3,098	198,396
	Amdocs Ltd.	11,651	954,683
	Amkor Technology, Inc.	31,684	1,531,288
	Amphenol Corp., Class A	17,321	2,495,610
*	Amtech Systems, Inc.	531	8,926
	Analog Devices, Inc.	12,059	3,748,902
*	Appfolio, Inc., Class A	1,992	378,241
	Apple, Inc.	451,324	117,109,552
	Applied Materials, Inc.	28,180	9,082,978
*	Applied Optoelectronics, Inc.	6,538	285,122
*	AppLovin Corp., Class A	11,893	5,626,697
*	Arista Networks, Inc.	8,087	1,146,251
*	Arrow Electronics, Inc.	6,603	874,831
*	ASGN, Inc.	5,295	275,817
*	Astera Labs, Inc.	2,288	344,619
*	AstroNova, Inc.	760	6,908
*	Atlassian Corp., Class A	1,714	202,561
*	Aurora Innovation, Inc.	89,937	377,735
*	Autodesk, Inc.	6,709	1,696,505
*	AvePoint, Inc.	15,652	182,033
*	Aviat Networks, Inc.	1,998	43,576

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#	Avnet, Inc.	12,935	$807,015
*	Aware, Inc.	17,700	32,037
*	Axcelis Technologies, Inc.	4,923	433,569
	Badger Meter, Inc.	1,916	280,847
	Bel Fuse, Inc. (BELFA US), Class A	230	42,263
	Bel Fuse, Inc. (BELFB US), Class B	1,420	285,690
	Belden, Inc.	4,233	497,420
	Benchmark Electronics, Inc.	5,652	294,695
	Bentley Systems, Inc., Class B	10,991	386,004
*	Bill Holdings, Inc.	12,885	556,245
*	BK Technologies Corp.	438	33,411
*	Blackbaud, Inc.	4,814	258,512
*	BlackLine, Inc.	2,319	107,764
*	Box, Inc., Class A	14,613	370,440
	Broadcom, Inc.	65,131	21,577,900
#	C3.ai, Inc., Class A	0	0
*	Cadence Design Systems, Inc.	1,754	519,815
*	Calix, Inc.	6,211	277,445
*	CCC Intelligent Solutions Holdings, Inc.	82,243	623,402
	CDW Corp.	9,964	1,259,350
*	Cerence, Inc.	4,314	48,878
*	CEVA, Inc.	3,555	74,975
*	Ciena Corp.	15,108	3,804,345
#*	Cipher Mining, Inc.	49,876	796,021
*	Cirrus Logic, Inc.	5,485	714,915
	Cisco Systems, Inc.	175,925	13,778,446
*	Cleanspark, Inc.	8,559	101,339
	Clear Secure, Inc., Class A	9,535	311,032
*	Clearfield, Inc.	1,682	50,073
	Climb Global Solutions, Inc.	650	77,084
*	Cloudflare, Inc., Class A	1,700	301,495
*	Coda Octopus Group, Inc.	1,400	14,910
	Cognex Corp.	13,114	508,036
	Cognizant Technology Solutions Corp., Class A	28,348	2,326,237
*	Coherent Corp.	12,672	2,688,745
*	Cohu, Inc.	4,549	129,828
*	Commvault Systems, Inc.	1,576	135,063
*	Comtech Telecommunications Corp.	5,308	29,512
*	Consensus Cloud Solutions, Inc.	2,448	52,289
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Corsair Gaming, Inc.	5,827	$29,718
*	Credo Technology Group Holding Ltd.	16,721	2,094,807
*	Crexendo, Inc.	1,953	13,671
*	Crowdstrike Holdings, Inc., Class A	593	261,753
*	CS Disco, Inc.	9,206	57,538
	CSP, Inc.	2,700	30,834
	CTS Corp.	4,567	234,789
*	CVD Equipment Corp.	3,019	14,521
*	Daily Journal Corp.	277	162,424
*	Daktronics, Inc.	5,185	120,033
*	Data I/O Corp.	1,818	5,636
*	Datadog, Inc., Class A	2,827	365,588
	Dell Technologies, Inc., Class C	4,859	556,064
*	Diebold Nixdorf, Inc.	3,521	242,984
*	Digi International, Inc.	4,771	205,487
*	Digital Turbine, Inc.	11,857	61,894
*	DigitalOcean Holdings, Inc.	4,402	243,211
*	Diodes, Inc.	6,214	367,807
*	Docusign, Inc.	11,723	615,926
	Dolby Laboratories, Inc., Class A	6,476	415,694
*	Dropbox, Inc., Class A	10,573	269,400
*	DXC Technology Co.	14,726	212,496
*	Dynatrace, Inc.	13,451	512,349
*	Eastman Kodak Co.	10,610	77,665
*	eGain Corp.	2,871	29,485
*	Electro-Sensors, Inc.	1,706	7,370
*	Enphase Energy, Inc.	4,282	158,348
	Entegris, Inc.	6,967	822,594
*	EPAM Systems, Inc.	5,253	1,095,776
	ePlus, Inc.	3,675	315,352
*	Everspin Technologies, Inc.	2,288	29,721
*	F5, Inc.	5,895	1,624,721
*	Fabrinet	2,332	1,141,374
*	Fair Isaac Corp.	756	1,106,157
*	Fastly, Inc., Class A	19,339	178,886
*	First Solar, Inc.	7,007	1,580,219
*	Five9, Inc.	3,323	58,684
*	Flex Ltd.	36,408	2,295,160
*	FormFactor, Inc.	8,239	580,767
*	Fortinet, Inc.	32,658	2,653,789
	Franklin Wireless Corp.	2,368	9,732
*	Frequency Electronics, Inc.	400	21,032
*	Freshworks, Inc., Class A	25,096	270,535
*	Gartner, Inc.	3,429	718,753
	Gen Digital, Inc.	68,131	1,634,463

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	GLOBALFOUNDRIES, Inc.	13,740	$579,828
*	Globant SA	2,507	167,668
*	GoDaddy, Inc., Class A	11,102	1,115,973
*	Grid Dynamics Holdings, Inc.	10,112	83,626
*	Guidewire Software, Inc.	4,215	593,303
	Hackett Group, Inc.	3,314	60,481
*	Harmonic, Inc.	15,531	150,961
	Hewlett Packard Enterprise Co.	77,801	1,674,278
	HP, Inc.	31,351	609,463
*	HubSpot, Inc.	1,324	370,720
*	I3 Verticals, Inc., Class A	2,726	60,544
*	Ichor Holdings Ltd.	3,973	120,541
*	Identiv, Inc.	3,087	10,249
*	indie Semiconductor, Inc., Class A	7,752	31,783
	Information Services Group, Inc.	1,800	10,026
*	Inseego Corp.	1,459	15,889
*	Insight Enterprises, Inc.	3,541	297,515
*	Intapp, Inc.	4,996	169,614
*	Intel Corp.	91,197	4,237,925
*	Intellinetics, Inc.	872	7,168
#	InterDigital, Inc.	6,851	2,236,440
	International Business Machines Corp.	43,593	13,369,973
*	inTEST Corp.	5,028	46,006
	Intuit, Inc.	2,609	1,301,682
*	IonQ, Inc.	8,156	326,077
*	IPG Photonics Corp.	4,672	431,740
*	Itron, Inc.	7,757	768,564
	Jabil, Inc.	11,056	2,622,373
*»	Jamf Holding Corp.	2,471	32,273
*	Keysight Technologies, Inc.	11,593	2,507,914
*	Kimball Electronics, Inc.	3,127	94,467
	KLA Corp.	4,352	6,214,395
*	Klaviyo, Inc., Class A	7,994	177,547
*	Knowles Corp.	19,294	467,687
	Kulicke & Soffa Industries, Inc.	6,686	383,308
*	KVH Industries, Inc.	6,300	42,084
*	Kyndryl Holdings, Inc.	28,415	653,545
	Lam Research Corp.	42,270	9,868,354
*	Lantronix, Inc.	3,593	23,858
*	Lattice Semiconductor Corp.	3,515	283,028
*	LGL Group, Inc.	276	1,995
*	Life360, Inc.	2,482	142,194
	Littelfuse, Inc.	3,167	1,025,348
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	LiveRamp Holdings, Inc.	10,069	$245,180
#*	Lumentum Holdings, Inc.	3,938	1,543,066
*	MACOM Technology Solutions Holdings, Inc.	5,322	1,165,837
*	Manhattan Associates, Inc.	3,939	594,828
	Marvell Technology, Inc.	35,647	2,813,261
*	MaxLinear, Inc.	10,371	179,937
	Methode Electronics, Inc.	3,301	26,375
	Microchip Technology, Inc.	19,191	1,456,981
	Micron Technology, Inc.	30,146	12,506,972
	Microsoft Corp.	236,540	101,780,797
*	Mirion Technologies, Inc.	29,221	725,850
*	Mitek Systems, Inc.	6,206	62,184
	MKS, Inc.	5,931	1,396,217
*	MongoDB, Inc.	3,189	1,184,171
#	Monolithic Power Systems, Inc.	1,170	1,315,255
	Motorola Solutions, Inc.	5,603	2,255,432
*	M-Tron Industries, Inc.	138	9,003
*	N-able, Inc.	9,354	56,779
	Napco Security Technologies, Inc.	2,780	102,554
*	nCino, Inc.	10,802	230,623
*	NCR Voyix Corp.	10,883	107,959
	NetApp, Inc.	18,271	1,760,411
*	NETGEAR, Inc.	3,401	71,115
*	NetScout Systems, Inc.	9,386	261,025
*	NetSol Technologies, Inc.	1,773	6,312
*	nLight, Inc.	5,265	240,137
*	Nortech Systems, Inc.	3,549	30,273
*	Novanta, Inc.	2,582	347,382
*	Nutanix, Inc., Class A	13,676	537,877
	NVE Corp.	473	31,923
	NVIDIA Corp.	801,601	153,209,999
	NXP Semiconductors NV	11,611	2,625,712
*	Okta, Inc.	14,404	1,216,850
*	ON Semiconductor Corp.	30,525	1,828,142
*	ON24, Inc.	5,345	42,600
	OneSpan, Inc.	5,413	63,765
*	Onto Innovation, Inc.	3,664	740,311
*	Ooma, Inc.	1,000	11,750
*	Optical Cable Corp.	2,889	14,243
	Oracle Corp.	57,873	9,524,738

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	OSI Systems, Inc.	1,798	$449,752
*	Ouster, Inc.	3,306	68,864
*	Palantir Technologies, Inc., Class A	17,833	2,614,139
*	Palo Alto Networks, Inc.	3,924	694,430
*	PAR Technology Corp.	5,748	150,655
	PC Connection, Inc.	3,326	195,602
*	PDF Solutions, Inc.	4,893	155,842
	Pegasystems, Inc.	17,503	764,706
*	Penguin Solutions, Inc.	6,946	133,433
*	Photronics, Inc.	7,565	261,522
*»	Pivotal Software, Inc.	5,539	0
*	Plexus Corp.	3,460	689,682
*	Porch Group, Inc.	7,290	57,518
	Power Integrations, Inc.	5,310	243,941
*	Powerfleet, Inc. NJ	15,625	79,844
*	Progress Software Corp.	5,456	223,260
*	PTC, Inc.	7,988	1,247,166
*	Pure Storage, Inc., Class A	8,392	583,580
*	Q2 Holdings, Inc.	5,530	338,713
	Qnity Electronics, Inc.	7,451	716,637
*	Qorvo, Inc.	8,059	629,488
	QUALCOMM, Inc.	46,083	6,985,722
*	Qualys, Inc.	4,040	532,876
	Ralliant Corp.	7,149	378,683
*	Rambus, Inc.	12,364	1,407,394
	Red Violet, Inc.	1,076	48,936
*	Research Solutions, Inc.	2,175	6,199
*	RF Industries Ltd.	1,368	13,352
*	Ribbon Communications, Inc.	29,163	76,407
	Richardson Electronics Ltd.	900	10,881
*	RingCentral, Inc., Class A	5,872	151,967
*	Riot Platforms, Inc.	39,336	608,528
*	Rogers Corp.	2,176	211,594
	Roper Technologies, Inc.	2,996	1,112,205
*	Rubrik, Inc., Class A	588	32,899
	Salesforce, Inc.	20,930	4,443,230
*	Samsara, Inc., Class A	1,489	41,766
*	Sandisk Corp.	6,057	3,490,346
*	Sanmina Corp.	7,773	1,101,279
*	ScanSource, Inc.	5,608	241,088
	Seagate Technology Holdings PLC	11,231	4,578,766
*	Semtech Corp.	4,354	347,232
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SentinelOne, Inc., Class A	21,233	$296,837
*	ServiceNow, Inc.	4,823	564,339
*	Silicon Laboratories, Inc.	3,474	494,871
*	SiTime Corp.	1,376	499,639
	Skyworks Solutions, Inc.	9,753	543,827
*	Snowflake, Inc.	3,909	753,264
*	SolarEdge Technologies, Inc.	1,447	44,785
*	Sono-Tek Corp.	1,854	7,620
*	SoundThinking, Inc.	695	4,851
*	Sprinklr, Inc., Class A	19,506	124,448
#*	Super Micro Computer, Inc.	51,746	1,506,326
*	Synaptics, Inc.	5,261	434,085
*	Synchronoss Technologies, Inc.	1,264	11,123
*	Synopsys, Inc.	1,177	547,440
	TD SYNNEX Corp.	7,767	1,232,390
	TE Connectivity PLC	14,289	3,183,303
*	Telos Corp.	5,291	28,889
*	Teradata Corp.	9,096	259,418
	Teradyne, Inc.	8,369	2,017,347
	Texas Instruments, Inc.	19,970	4,304,533
*	Trimble, Inc.	14,995	1,013,662
*	Trio-Tech International	200	1,126
*	TTM Technologies, Inc.	21,137	2,075,653
*	Turtle Beach Corp.	1,754	20,978
*	Twilio, Inc., Class A	15,846	1,908,809
*	Tyler Technologies, Inc.	1,900	701,860
*	UiPath, Inc., Class A	19,910	250,667
*	Ultra Clean Holdings, Inc.	4,592	200,579
*	Unity Software, Inc.	18,988	552,551
	Universal Display Corp.	3,287	377,413
*	Veeco Instruments, Inc.	6,990	218,298
	VeriSign, Inc.	4,753	1,160,825
*	Vertex, Inc., Class A	5,388	99,947
*	Viasat, Inc.	12,309	555,998
*	Viavi Solutions, Inc.	26,427	646,404
*	VirnetX Holding Corp.	704	14,305
	Vishay Intertechnology, Inc.	12,559	253,064
*	Vishay Precision Group, Inc.	1,676	83,934
*	Vistance Networks, Inc.	21,738	391,284
	Vontier Corp.	19,894	746,025
	Western Digital Corp.	34,672	8,675,975

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	WidePoint Corp.	1,192	$7,855
*	Workday, Inc., Class A	5,891	1,034,636
#	Xerox Holdings Corp.	15,597	34,157
*	Xperi, Inc.	5,663	32,053
*	Yext, Inc.	14,477	103,655
*	Zebra Technologies Corp., Class A	3,681	864,961
*	Zeta Global Holdings Corp., Class A	7,393	137,362
*	Zoom Communications, Inc.	21,167	1,949,481
*	Zscaler, Inc.	1,480	296,015
TOTAL INFORMATION TECHNOLOGY			674,346,642
MATERIALS — (3.1%)
	Albemarle Corp.	6,034	1,029,581
	Amcor PLC	38,971	1,724,467
*	American Vanguard Corp.	4,707	23,912
*	Ampco-Pittsburgh Corp.	5,501	30,641
	AptarGroup, Inc.	7,061	882,272
	Ardagh Metal Packaging SA	39,214	172,149
	Ashland, Inc.	4,608	281,825
*	Aspen Aerogels, Inc.	6,775	22,832
	Avery Dennison Corp.	8,103	1,503,188
	Avient Corp.	9,312	336,629
*	Axalta Coating Systems Ltd.	18,241	612,533
	Balchem Corp.	3,468	590,150
	Ball Corp.	15,658	890,470
	Caledonia Mining Corp. PLC	2,344	64,319
	Chemours Co.	15,755	236,167
*	Clearwater Paper Corp.	2,420	40,704
*	Coeur Mining, Inc.	55,648	1,137,445
	Commercial Metals Co.	14,350	1,103,085
*	Compass Minerals International, Inc.	4,732	118,205
*	Core Molding Technologies, Inc.	1,483	28,948
	Corteva, Inc.	32,710	2,381,288
	CRH PLC (CRHCF US)	20,930	2,562,041
	Crown Holdings, Inc.	15,246	1,595,951
*	Dakota Gold Corp.	8,166	48,914
	Dow, Inc.	35,233	970,669
	DuPont de Nemours, Inc.	19,318	848,447
	Eastman Chemical Co.	9,149	634,209
		Shares	Value†
MATERIALS — (Continued)
	Ecolab, Inc.	6,169	$1,739,596
	Element Solutions, Inc.	34,175	994,493
	Flexible Solutions International, Inc.	3,352	19,341
*	Flotek Industries, Inc.	4,885	84,852
	Fortitude Gold Corp.	2,144	11,813
	Graphic Packaging Holding Co.	41,883	613,586
	Greif, Inc. (GEF US), Class A	3,210	226,690
	Greif, Inc. (GEF/B US), Class B	1,032	85,842
	Hawkins, Inc.	2,677	348,679
	HB Fuller Co.	6,935	416,794
	Hecla Mining Co.	72,126	1,624,278
	Huntsman Corp.	17,191	186,007
*	Idaho Strategic Resources, Inc.	1,134	40,892
*	Ingevity Corp.	3,805	250,331
	Innospec, Inc.	3,184	260,196
	International Flavors & Fragrances, Inc.	13,380	934,058
#	International Paper Co.	36,042	1,453,213
*	Intrepid Potash, Inc.	2,450	80,458
*	Ivanhoe Electric, Inc.	7,677	131,200
	Kaiser Aluminum Corp.	2,135	261,794
*	Knife River Corp.	4,635	311,333
	Koppers Holdings, Inc.	2,707	79,748
	Kronos Worldwide, Inc.	2,667	14,002
	Louisiana-Pacific Corp.	7,441	623,109
	LyondellBasell Industries NV, Class A	18,667	914,683
	Martin Marietta Materials, Inc.	2,807	1,830,024
	Materion Corp.	2,658	367,548
	Mativ Holdings, Inc.	7,523	90,652
*	McEwen, Inc.	7,236	174,749
*	Metallus, Inc.	6,659	132,847
	Minerals Technologies, Inc.	4,401	289,410
	Mosaic Co.	36,430	1,001,825
#*	MP Materials Corp.	3,174	186,536
	Myers Industries, Inc.	4,081	84,354
	NewMarket Corp.	1,553	1,041,737
	Newmont Corp.	57,490	6,459,002
	Nexa Resources SA	11,001	138,723
	Nucor Corp.	21,412	3,805,341
*	O-I Glass, Inc.	19,378	296,096
	Olympic Steel, Inc.	1,383	66,508
	Packaging Corp. of America	9,894	2,201,910

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Perimeter Solutions, Inc.	15,800	$413,170
	PPG Industries, Inc.	13,568	1,568,868
	Quaker Chemical Corp.	1,720	264,433
*	Ranpak Holdings Corp.	9,250	46,620
*	Rayonier Advanced Materials, Inc.	8,590	66,658
	Reliance, Inc.	4,496	1,481,432
††	Resolute Forest Products, Inc.	12,553	3,343
	Royal Gold, Inc.	5,546	1,460,317
	RPM International, Inc.	14,098	1,507,922
	Ryerson Holding Corp.	3,589	101,282
	Scotts Miracle-Gro Co.	3,399	218,284
	Sealed Air Corp.	1,855	77,687
	Sensient Technologies Corp.	4,537	428,837
	Sherwin-Williams Co.	8,497	3,013,376
	Silgan Holdings, Inc.	16,127	695,880
	Smurfit WestRock PLC	27,139	1,129,797
*	Solstice Advanced Materials, Inc.	5,406	333,929
	Sonoco Products Co.	14,959	718,032
#	Southern Copper Corp.	5,835	1,110,517
	Steel Dynamics, Inc.	18,048	3,240,879
	Stepan Co.	2,494	143,679
	Sylvamo Corp.	4,517	221,062
*	Tredegar Corp.	2,020	17,271
	TriMas Corp.	5,211	181,186
	U.S. Lime & Minerals, Inc.	3,109	374,728
	Vulcan Materials Co.	6,953	2,089,655
	Westlake Corp.	3,759	298,164
	Worthington Steel, Inc.	6,517	262,179
TOTAL MATERIALS			71,214,478
REAL ESTATE — (0.4%)
*	AMREP Corp.	1,504	31,253
*	CBRE Group, Inc., Class A	14,192	2,417,323
*	Compass, Inc., Class A	84,069	1,052,544
*	CoStar Group, Inc.	10,710	658,665
*	Cushman & Wakefield Ltd.	29,683	487,988
*	Douglas Elliman, Inc.	14,400	38,880
*	Five Point Holdings LLC, Class A	105	558
		Shares	Value†
REAL ESTATE — (Continued)
*	Forestar Group, Inc.	6,215	$161,714
*	FRP Holdings, Inc.	2,900	69,339
*	Howard Hughes Holdings, Inc.	7,572	618,329
*	Jones Lang LaSalle, Inc.	4,618	1,652,828
	Kennedy-Wilson Holdings, Inc.	17,255	169,962
	Marcus & Millichap, Inc.	6,770	184,144
*	Maui Land & Pineapple Co., Inc.	848	14,526
	Newmark Group, Inc., Class A	16,605	296,067
*	RE/MAX Holdings, Inc., Class A	1,315	10,231
	RMR Group, Inc., Class A	1,332	20,180
*	Seaport Entertainment Group, Inc.	1,748	33,020
	St. Joe Co.	7,661	507,082
*	Stratus Properties, Inc.	889	26,377
*	Tejon Ranch Co.	3,436	55,285
*	Zillow Group, Inc. (Z US), Class C	17,587	1,108,509
*	Zillow Group, Inc. (ZG US), Class A	3,206	199,541
TOTAL REAL ESTATE			9,814,345
UTILITIES — (1.0%)
	American States Water Co.	3,045	222,163
	American Water Works Co., Inc.	6,505	839,991
	Artesian Resources Corp., Class A	900	30,024
	Atmos Energy Corp.	6,376	1,060,584
	California Water Service Group	4,692	209,732
	CenterPoint Energy, Inc.	26,711	1,060,160
	Chesapeake Utilities Corp.	1,966	252,985
	Clearway Energy, Inc. (CWEN US), Class C	7,141	258,147
	Clearway Energy, Inc. (CWENA US), Class A	2,142	72,335
	Consolidated Edison, Inc.	11,925	1,271,563
	Consolidated Water Co. Ltd.	959	36,327
	Constellation Energy Corp.	5,311	1,490,691

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
UTILITIES — (Continued)
	Edison International	11,404	$710,241
	Essential Utilities, Inc.	12,997	504,154
	Eversource Energy	14,271	986,554
	Exelon Corp.	30,258	1,354,953
	Genie Energy Ltd., Class B	2,801	38,570
	Global Water Resources, Inc.	1,359	11,783
	H2O America	1,848	96,170
	MDU Resources Group, Inc.	25,883	530,860
	Middlesex Water Co.	1,498	78,465
	New Jersey Resources Corp.	14,903	737,400
	NiSource, Inc.	7,241	320,704
	Northwest Natural Holding Co.	3,500	162,960
	NRG Energy, Inc.	24,899	3,800,334
	ONE Gas, Inc.	4,875	387,855
	Ormat Technologies, Inc.	6,706	837,848
	Public Service Enterprise Group, Inc.	15,919	1,311,089
*	Pure Cycle Corp.	2,551	29,541
	RGC Resources, Inc.	150	3,256
	Sempra	19,399	1,687,907
	Shares	Value†
UTILITIES — (Continued)
Southwest Gas Holdings, Inc.	5,817	$481,764
Spire, Inc.	4,922	415,860
UGI Corp.	16,760	672,244
Unitil Corp.	1,532	77,994
York Water Co.	1,162	39,020
TOTAL UTILITIES		22,082,228
TOTAL COMMON STOCKS Cost ($952,288,634)		2,236,544,769

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	6,552,818	6,552,818
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,923,639	22,250,731
TOTAL INVESTMENTS — (100.0%)
(Cost $981,091,821)^^			$2,265,348,318
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$209,239,040	—	—	$209,239,040
Consumer Discretionary	263,019,975	—	—	263,019,975
Consumer Staples	112,781,971	$35,578	—	112,817,549
Energy	46,243,234	—	—	46,243,234
Financials	407,033,376	—	—	407,033,376
Health Care	106,759,952	—	$62,506	106,822,458
Industrials	313,901,596	9,848	—	313,911,444
Information Technology	674,314,369	32,273	—	674,346,642
Materials	71,211,135	—	3,343	71,214,478
Real Estate	9,814,345	—	—	9,814,345
Utilities	22,082,228	—	—	22,082,228
Temporary Cash Investments	6,552,818	—	—	6,552,818
Securities Lending Collateral	—	22,250,731	—	22,250,731
Total Investments in Securities	$2,242,954,039	$22,328,430	$65,849˂˃	$2,265,348,318

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (10.8%)
	Alphabet, Inc. (GOOG US), Class C	549,488	$186,018,173
	Alphabet, Inc. (GOOGL US), Class A	640,877	216,616,426
*	AMC Networks, Inc., Class A	11,720	90,361
*	AST SpaceMobile, Inc.	3,426	381,005
*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	505	22,230
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	10,180	406,487
*	Bandwidth, Inc., Class A	7,440	103,937
*	Bumble, Inc., Class A	15,632	52,367
*	Cargurus, Inc.	21,971	711,860
*	Cars.com, Inc.	18,481	209,944
#*	Charter Communications, Inc., Class A	11,688	2,409,131
	Cinemark Holdings, Inc.	500	11,840
	Comcast Corp., Class A	364,343	10,839,204
	Electronic Arts, Inc.	49,195	10,031,844
	Entravision Communications Corp., Class A	22,631	68,119
*	Eventbrite, Inc., Class A	23,633	104,458
*	EverQuote, Inc., Class A	9,016	204,663
*	EW Scripps Co., Class A	1,353	4,533
	Fox Corp. (FOX US), Class B	64,790	4,248,280
#	Fox Corp. (FOXA US), Class A	74,230	5,402,459
*	fuboTV, Inc., Class A	55,937	124,740
*	GCI Liberty, Inc. (GLBKV US), Class C	4,296	158,909
*	GCI Liberty, Inc. (GLIBA US), Class A	695	26,042
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Gray Media, Inc. GTN US	33,919	$152,975
*	Grindr, Inc.	7,689	87,039
*	Harte Hanks, Inc.	2,751	8,336
*	IMAX Corp.	12,634	441,053
	Iridium Communications, Inc.	9,404	187,328
*	IZEA Worldwide, Inc.	3,667	12,908
	John Wiley & Sons, Inc. (WLY US), Class A	10,800	337,284
*	Liberty Broadband Corp. (LBRDA US), Class A	3,091	148,430
*	Liberty Broadband Corp. (LBRDK US), Class C	25,983	1,250,042
*	Liberty Global Ltd. (LBTYA US), Class A	58,503	648,798
*	Liberty Global Ltd. (LBTYK US), Class C	47,957	531,364
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	6,277	500,214
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	63,642	5,538,127
*	Lionsgate Studios Corp.	9,320	87,981
#*	Live Nation Entertainment, Inc.	18,712	2,721,660
*	Magnite, Inc.	62,773	908,325
	Match Group, Inc.	80,083	2,494,585
	Meta Platforms, Inc., Class A	394,883	282,933,670
#*	Motorsport Games, Inc., Class A	3,512	14,469
*	Netflix, Inc.	613,790	51,245,327
	New York Times Co., Class A	49,129	3,601,647
#	News Corp. (NWS US), Class B	45,680	1,420,648
	News Corp. (NWSA US), Class A	95,450	2,580,014

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Nexstar Media Group, Inc.	15,446	$3,280,421
	Omnicom Group, Inc.	111,002	8,551,594
#	Paramount Skydance Corp., Class B	49,746	557,653
*	Pinterest, Inc., Class A	175,462	3,882,974
*	PubMatic, Inc., Class A	24,857	180,462
*	QuinStreet, Inc.	17,179	228,309
*	Reddit, Inc., Class A	25,174	4,538,117
*	Reservoir Media, Inc.	7,410	55,946
*	ROBLOX Corp., Class A	38,058	2,502,694
*	Roku, Inc.	18,516	1,762,723
	Scholastic Corp.	8,517	297,839
	Shenandoah Telecommunications Co.	984	11,680
	Shutterstock, Inc.	13,380	265,593
	Sinclair, Inc.	16,107	233,713
	Sirius XM Holdings, Inc.	55,900	1,137,565
*	Snap, Inc., Class A	369,449	2,560,282
#*	Sphere Entertainment Co.	8,869	847,078
*	Spotify Technology SA	21,644	10,829,575
*	Stagwell, Inc.	94,859	570,103
*	Starz Entertainment Corp.	621	6,204
*	Take-Two Interactive Software, Inc.	20,495	4,515,049
*	TechTarget, Inc.	6,809	35,679
	TEGNA, Inc.	17,942	343,769
*	Thryv Holdings, Inc.	16,195	77,898
	TKO Group Holdings, Inc.	5,270	1,067,597
	T-Mobile U.S., Inc.	6,172	1,217,180
	Townsquare Media, Inc., Class A	1,706	11,208
*	Trade Desk, Inc., Class A	24,929	756,097
*	Travelzoo	800	4,680
*	TripAdvisor, Inc.	35,085	466,280
	Verizon Communications, Inc.	74,212	3,303,918
*	Versant Media Group, Inc.	14,573	474,788
	Walt Disney Co.	101,181	11,413,217
*	Warner Bros Discovery, Inc.	515,260	14,190,260
#	Warner Music Group Corp., Class A	40,734	1,221,205
*	Yelp, Inc.	21,964	601,374
	Zedge, Inc., Class B	148	460
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Ziff Davis, Inc.	12,244	$467,966
*	ZoomInfo Technologies, Inc.	67,600	544,180
TOTAL COMMUNICATION SERVICES			879,112,566
CONSUMER DISCRETIONARY — (11.6%)
#*	1-800-Flowers.com, Inc., Class A	16,230	70,114
*	1stdibs.com, Inc.	2,009	11,009
*	Abercrombie & Fitch Co., Class A	22,043	2,152,058
	Academy Sports & Outdoors, Inc.	26,952	1,482,630
	Acushnet Holdings Corp.	25,706	2,491,940
*	Adient PLC	19,953	415,022
	ADT, Inc.	301,741	2,413,928
*	Adtalem Global Education, Inc.	18,778	1,944,462
	Advance Auto Parts, Inc.	13,670	656,297
*	Airbnb, Inc., Class A	51,430	6,653,499
*	Amazon.com, Inc.	942,645	225,574,948
	American Eagle Outfitters, Inc.	72,558	1,691,327
*	American Public Education, Inc.	7,366	307,751
*	America's Car-Mart, Inc.	3,515	90,406
*	Aptiv PLC	66,786	5,059,039
	Aramark	67,508	2,598,383
	Arko Corp.	5,315	28,223
*	Asbury Automotive Group, Inc.	9,104	2,134,979
	Autoliv, Inc.	19,475	2,361,149
*	AutoNation, Inc.	21,551	4,417,524
*	AutoZone, Inc.	2,017	7,471,553
	Bassett Furniture Industries, Inc.	1,000	15,800
	Bath & Body Works, Inc.	54,476	1,187,577
*	Beazer Homes USA, Inc.	11,137	240,225
	Best Buy Co., Inc.	65,956	4,293,736
*	Birkenstock Holding PLC	21,771	822,073
	Booking Holdings, Inc.	6,305	31,536,601
*	Boot Barn Holdings, Inc.	9,843	1,756,779
	BorgWarner, Inc.	82,428	3,907,911
*»	Bowl America, Inc.	348	0
*	Bright Horizons Family Solutions, Inc.	13,990	1,295,894
	Brightstar Lottery PLC	41,844	605,901

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Brunswick Corp.	16,189	$1,298,682
	Buckle, Inc.	23,029	1,089,272
	Build-A-Bear Workshop, Inc.	10,909	651,049
*	Burlington Stores, Inc.	14,777	4,371,923
	Caleres, Inc.	13,712	167,561
#*	Callaway Golf Co.	29,171	418,604
	Camping World Holdings, Inc., Class A	5,721	75,460
*	Capri Holdings Ltd.	37,998	857,615
*	CarMax, Inc.	48,657	2,167,183
	Carriage Services, Inc.	8,915	382,543
	Carter's, Inc.	5,783	200,150
*	Carvana Co.	21,574	8,653,547
*	Cato Corp., Class A	7,874	24,016
*	Cavco Industries, Inc.	3,476	1,710,262
	Century Communities, Inc.	12,508	787,754
*	Champion Homes, Inc.	17,629	1,381,761
	Cheesecake Factory, Inc.	8,507	493,066
*	Chewy, Inc., Class A	36,101	1,050,900
*	Chipotle Mexican Grill, Inc.	125,350	4,872,354
#	Choice Hotels International, Inc.	3,377	347,156
*	Citi Trends, Inc.	3,888	167,767
	Columbia Sportswear Co.	16,460	909,909
*	Coupang, Inc.	168,032	3,387,525
*	Coursera, Inc.	96,523	584,929
	Cricut, Inc., Class A	25,400	113,538
*	Crocs, Inc.	7,710	647,023
	Dana, Inc.	31,504	910,466
*	Deckers Outdoor Corp.	81,991	9,784,806
	Designer Brands, Inc., Class A	23,730	150,448
*	Destination XL Group, Inc.	38,187	26,082
	Dick's Sporting Goods, Inc.	24,893	5,028,386
#	Dillard's, Inc., Class A	4,945	3,004,384
	Domino's Pizza, Inc.	4,038	1,656,913
*	DoorDash, Inc., Class A	45,222	9,253,326
*	Dorman Products, Inc.	8,936	1,109,851
	DR Horton, Inc.	102,854	15,308,789
*	Dream Finders Homes, Inc., Class A	9,383	172,553
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Driven Brands Holdings, Inc.	47,151	$733,198
*	Duluth Holdings, Inc., Class B	13,286	32,019
	eBay, Inc.	127,088	11,592,967
	Escalade, Inc.	1,044	15,180
*	Etsy, Inc.	43,551	2,306,461
	Expedia Group, Inc.	46,879	12,415,434
*	Figs, Inc., Class A	69,298	749,111
*	Five Below, Inc.	14,838	2,843,554
	Flanigan's Enterprises, Inc.	8	260
	Flexsteel Industries, Inc.	1,661	66,490
#*	Floor & Decor Holdings, Inc., Class A	28,457	1,877,024
*	Flutter Entertainment PLC	38,512	6,360,257
	Ford Motor Co.	936,036	12,992,180
*	Fossil Group, Inc.	2,445	8,484
*	Fox Factory Holding Corp.	7,792	143,373
*	Frontdoor, Inc.	11,133	658,072
*	Funko, Inc., Class A	29,673	120,472
*	GameStop Corp., Class A	58,726	1,402,377
	Gap, Inc.	136,903	3,830,546
	Garmin Ltd.	33,720	6,799,301
	Garrett Motion, Inc.	59,560	1,074,462
	General Motors Co.	305,949	25,699,716
*	Genesco, Inc.	5,487	158,739
	Gentex Corp.	21,042	484,176
*	Gentherm, Inc.	6,437	205,727
	Genuine Parts Co.	46,496	6,462,479
*	GigaCloud Technology, Inc., Class A	8,997	359,250
	G-III Apparel Group Ltd.	17,412	511,042
*	Global Business Travel Group I	49,601	339,767
	Gold.com, Inc.	5,406	280,301
	Graham Holdings Co., Class B	615	717,477
*	Grand Canyon Education, Inc.	4,427	769,590
*	Green Brick Partners, Inc.	19,788	1,373,089
	Group 1 Automotive, Inc.	7,038	2,493,282
*	Groupon, Inc.	12,916	182,761
	H&R Block, Inc.	28,803	1,136,278
	Hamilton Beach Brands Holding Co., Class A	2,900	55,361
	Harley-Davidson, Inc.	11,640	230,472
	Hasbro, Inc.	39,088	3,490,949

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Helen of Troy Ltd.	7,531	$124,713
	Home Depot, Inc.	145,434	54,478,122
	Hooker Furnishings Corp.	4,239	56,252
*	Hovnanian Enterprises, Inc., Class A	1,200	135,180
	Installed Building Products, Inc.	5,234	1,508,125
	JAKKS Pacific, Inc.	6,498	118,718
	Johnson Outdoors, Inc., Class A	4,369	198,309
	KB Home	39,227	2,257,122
	Kohl's Corp.	35,116	613,477
	Kontoor Brands, Inc.	20,717	1,237,426
*	Koss Corp.	2,113	9,149
*	Lands' End, Inc.	15,955	283,361
	Las Vegas Sands Corp.	85,195	4,492,332
*	Latham Group, Inc.	5,809	36,539
*	Laureate Education, Inc.	45,531	1,561,713
	La-Z-Boy, Inc.	16,027	583,543
	LCI Industries	8,650	1,268,868
	Lear Corp.	15,271	1,788,081
*	Legacy Housing Corp.	4,151	86,133
	Lennar Corp. (LEN US), Class A	57,329	6,268,926
	Lennar Corp. (LENB US), Class B	6,006	608,168
	Levi Strauss & Co., Class A	33,542	666,815
*	LGI Homes, Inc.	11,406	571,555
*	Liberty Live Holdings, Inc., Class A	5,315	427,539
*	Liberty Live Holdings, Inc., Class C	12,804	1,057,354
	Lifetime Brands, Inc.	8,691	27,377
*	Lincoln Educational Services Corp.	6,441	171,717
	Lithia Motors, Inc.	11,045	3,572,395
*	Live Ventures, Inc.	1,033	20,722
	LKQ Corp.	67,233	2,208,604
*	Lovesac Co.	2,208	29,411
	Lowe's Cos., Inc.	58,073	15,508,975
*	Lululemon Athletica, Inc.	52,231	9,114,309
*	M/I Homes, Inc.	4,720	631,064
	Macy's, Inc.	112,241	2,247,065
*	Malibu Boats, Inc., Class A	5,777	187,752
	Marine Products Corp.	15,321	148,001
*	MarineMax, Inc.	10,336	279,382
*	MasterCraft Boat Holdings, Inc.	8,081	173,984
*	Mattel, Inc.	65,783	1,374,207
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	McDonald's Corp.	66,182	$20,847,330
	Meritage Homes Corp.	14,026	974,947
*	MGM Resorts International	39,579	1,327,480
*	Mister Car Wash, Inc.	77,260	428,793
*	Mobileye Global, Inc., Class A	30,168	270,909
	Monro, Inc.	11,204	209,739
*	Motorcar Parts of America, Inc.	1,259	15,649
	Movado Group, Inc.	6,505	148,314
*	National Vision Holdings, Inc.	31,080	818,958
	Newell Brands, Inc.	30,858	131,147
	NIKE, Inc., Class B	159,849	9,880,267
*	NVR, Inc.	1,322	10,094,435
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	2,053,310
	OneSpaWorld Holdings Ltd.	2,256	44,330
*	OneWater Marine, Inc., Class A	3,499	46,467
*	O'Reilly Automotive, Inc.	55,155	5,427,804
	Oxford Industries, Inc.	6,265	230,865
	Papa John's International, Inc.	4,979	175,111
	Penske Automotive Group, Inc.	34,041	5,337,288
	Perdoceo Education Corp.	2,875	92,086
*	Petco Health & Wellness Co., Inc.	94,143	253,245
	Phinia, Inc.	11,582	824,291
*	Planet Fitness, Inc., Class A	12,454	1,133,812
#	Polaris, Inc.	12,038	768,506
	Pool Corp.	9,511	2,416,650
	PulteGroup, Inc.	65,385	8,179,010
	PVH Corp.	15,839	987,720
	Ralph Lauren Corp.	15,199	5,371,479
*	Rave Restaurant Group, Inc.	2,343	7,826
*	Revolve Group, Inc.	13,079	361,634
#*	Rivian Automotive, Inc., Class A	182,043	2,685,134
	Rocky Brands, Inc.	2,430	78,222
	Ross Stores, Inc.	75,366	14,217,796
*	Sabre Corp.	41,067	53,387
*	Sally Beauty Holdings, Inc.	39,595	602,636
#*	Savers Value Village, Inc.	23,982	248,454
	Service Corp. International	24,390	1,961,688
#*	SharkNinja, Inc.	77,579	9,169,838
	Shoe Carnival, Inc.	8,969	170,949

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Signet Jewelers Ltd.	17,900	$1,651,633
*	Sleep Number Corp.	6,945	80,840
*	Solid Power, Inc.	17,259	77,320
	Somnigroup International, Inc.	63,456	5,574,610
	Sonic Automotive, Inc., Class A	13,945	836,142
*	Sonos, Inc.	27,642	396,663
	Standard Motor Products, Inc.	9,214	367,915
	Steven Madden Ltd.	23,483	1,030,434
*	Stitch Fix, Inc., Class A	33,295	159,816
*	Stoneridge, Inc.	1,607	10,574
	Strategic Education, Inc.	3,969	337,444
*	Strattec Security Corp.	717	56,729
*	Stride, Inc.	4,260	360,396
*	Sweetgreen, Inc., Class A	12,368	75,940
	Tandy Leather Factory, Inc.	129	368
	Tapestry, Inc.	124,113	15,751,181
*	Taylor Morrison Home Corp.	76,979	4,691,870
*	Tesla, Inc.	207,066	89,123,277
	Thor Industries, Inc.	20,540	2,297,810
	TJX Cos., Inc.	159,841	23,945,780
	Toll Brothers, Inc.	45,066	6,511,586
*	TopBuild Corp.	7,132	3,338,133
	Tractor Supply Co.	87,271	4,440,348
	Travel & Leisure Co.	9,314	647,696
*	Tri Pointe Homes, Inc.	56,277	1,876,838
*	Ulta Beauty, Inc.	15,318	9,916,260
*	Under Armour, Inc. (UA US), Class C	100,890	612,402
*	Under Armour, Inc. (UAA US), Class A	18,979	117,100
*	Universal Technical Institute, Inc.	3,090	85,995
	Upbound Group, Inc.	17,363	328,161
*	Urban Outfitters, Inc.	51,997	3,683,987
*	Valvoline, Inc.	44,467	1,454,960
*	Vera Bradley, Inc.	10,964	26,314
	VF Corp.	21,913	429,276
*	Victoria's Secret & Co.	32,969	1,797,140
	Visteon Corp.	10,795	980,834
*	Warby Parker, Inc., Class A	26,595	678,438
#*	Wayfair, Inc., Class A	28,218	2,920,281
#	Wendy's Co.	29,492	229,743
	Weyco Group, Inc.	3,454	109,215
#	Whirlpool Corp.	15,761	1,260,722
	Williams-Sonoma, Inc.	45,518	9,315,259
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Wingstop, Inc.	4,365	$1,158,602
	Winmark Corp.	1,273	573,728
	Winnebago Industries, Inc.	7,319	336,015
#*	YETI Holdings, Inc.	35,806	1,636,692
	Yum! Brands, Inc.	33,004	5,132,122
*	Zumiez, Inc.	9,315	229,242
TOTAL CONSUMER DISCRETIONARY			940,711,791
CONSUMER STAPLES — (4.4%)
	Albertsons Cos., Inc., Class A	130,093	2,166,048
	Andersons, Inc.	9,047	560,824
*	AXIL Brands, Inc.	2,069	14,090
	B&G Foods, Inc.	28,379	124,016
*	BellRing Brands, Inc.	33,319	828,644
*	BJ's Wholesale Club Holdings, Inc.	50,479	4,666,279
*	Boston Beer Co., Inc. , Class A	1,315	280,910
	Brown-Forman Corp. (BF/A US), Class A	12,676	352,773
#	Brown-Forman Corp. (BFB US), Class B	66,959	1,832,668
	Bunge Global SA	41,717	4,750,732
	Calavo Growers, Inc.	6,792	172,788
	Campbell's Co.	2,500	69,950
#	Casey's General Stores, Inc.	11,943	7,243,429
*	Central Garden & Pet Co. (CENT US)	1,055	35,691
*	Central Garden & Pet Co. (CENTA US), Class A	18,752	575,124
*	Chefs' Warehouse, Inc.	13,090	823,361
	Church & Dwight Co., Inc.	60,583	5,831,114
	Clorox Co.	20,581	2,321,331
	Coca-Cola Co.	463,599	34,681,841
	Coca-Cola Consolidated, Inc.	17,630	2,680,818
*	Coffee Holding Co., Inc.	695	2,217
	Colgate-Palmolive Co.	121,142	10,937,911
	Constellation Brands, Inc., Class A	20,888	3,273,150
*	Coty, Inc., Class A	368,905	1,169,429
	Dollar General Corp.	75,155	10,779,482
#*	Dollar Tree, Inc.	62,799	7,384,534
	Edgewell Personal Care Co.	8,392	163,308
*	elf Beauty, Inc.	13,580	1,154,164
	Energizer Holdings, Inc.	20,067	438,063

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Estee Lauder Cos., Inc., Class A	41,429	$4,775,935
*»	Fresh Market, Inc.	1,517	0
*	Freshpet, Inc.	4,002	278,939
	General Mills, Inc.	140,483	6,498,744
*	Grocery Outlet Holding Corp.	25,230	240,442
*	Herbalife Ltd.	33,508	577,678
	Hershey Co.	23,126	4,503,789
*	HF Foods Group, Inc.	4,268	8,152
*	Honest Co., Inc.	53,203	131,411
	Ingles Markets, Inc., Class A	5,503	411,955
	Interparfums, Inc.	13,820	1,348,417
	J&J Snack Foods Corp.	4,082	387,790
	J.M. Smucker Co.	31,758	3,330,144
	John B Sanfilippo & Son, Inc.	3,357	271,581
	Kenvue, Inc.	334,206	5,815,184
	Keurig Dr. Pepper, Inc.	172,862	4,743,333
	Kraft Heinz Co.	172,498	4,095,103
	Kroger Co.	220,174	13,837,936
*	Lifeway Foods, Inc.	1,321	29,102
*	Mama's Creations, Inc.	2,572	38,837
*	Mannatech, Inc.	805	6,094
*	Maplebear, Inc.	89,588	3,329,090
	Marzetti Co.	4,588	787,163
	McCormick & Co., Inc. (MKC US)	88,760	5,488,031
	McCormick & Co., Inc. (MKC/V US)	400	24,668
*	Mission Produce, Inc.	8,172	109,995
	Mondelez International, Inc., Class A	135,213	7,905,904
*	Monster Beverage Corp.	250,095	20,197,672
*	National Beverage Corp.	13,927	474,632
*	Natural Alternatives International, Inc.	1,014	4,157
	Natural Grocers by Vitamin Cottage, Inc.	9,071	247,820
*	Nature's Sunshine Products, Inc.	6,479	163,400
	Nu Skin Enterprises, Inc., Class A	23,928	253,876
	PepsiCo, Inc.	127,055	19,519,460
	PriceSmart, Inc.	12,402	1,763,688
	Procter & Gamble Co.	234,524	35,593,707
*	Simply Good Foods Co.	27,654	519,066
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Spectrum Brands Holdings, Inc.	7,473	$476,105
*	Sprouts Farmers Market, Inc.	54,647	3,875,019
	Sysco Corp.	99,991	8,384,245
	Target Corp.	137,965	14,551,169
*	U.S. Foods Holding Corp.	87,889	7,349,278
*	United Natural Foods, Inc.	32,700	1,217,421
	United-Guardian, Inc.	1,797	12,956
*	USANA Health Sciences, Inc.	10,221	221,796
	Village Super Market, Inc., Class A	2,601	92,752
*	Vital Farms, Inc.	15,995	455,058
	Walmart, Inc.	546,792	65,144,799
	WD-40 Co.	4,336	1,002,613
	Weis Markets, Inc.	12,178	866,465
TOTAL CONSUMER STAPLES			356,677,260
ENERGY — (1.6%)
	Archrock, Inc.	156,925	4,643,411
	Baker Hughes Co.	291,263	16,322,378
*	Bristow Group, Inc.	14,313	629,199
	Cactus, Inc., Class A	26,090	1,467,041
#*	Centrus Energy Corp., Class A	8,197	2,281,061
*	Clean Energy Fuels Corp.	45,500	100,100
	Energy Services of America Corp.	5,812	52,366
*	Expro Group Holdings NV	46,856	750,165
*	Forum Energy Technologies, Inc.	10,231	462,850
*	Geospace Technologies Corp.	3,600	55,656
	Halliburton Co.	210,693	7,062,429
*	Helix Energy Solutions Group, Inc.	101,210	803,607
	HF Sinclair Corp.	35,514	1,846,373
*	Innovex International, Inc.	24,332	604,650
	Kodiak Gas Services, Inc.	53,768	2,258,794
*	Mammoth Energy Services, Inc.	2,903	6,793
	Marathon Petroleum Corp.	30,872	5,439,338
#*	MIND Technology, Inc.	2,233	19,539
	Natural Gas Services Group, Inc.	14,200	491,888
*	NCS Multistage Holdings, Inc.	500	19,940

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Noble Corp. PLC	13,047	$464,734
	NOV, Inc.	113,796	2,088,157
*	Oceaneering International, Inc.	72,468	2,181,287
*	Oil States International, Inc.	58,080	491,938
	ONEOK, Inc.	39,937	3,162,611
	PBF Energy, Inc., Class A	23,700	793,002
	Phillips 66	42,160	6,052,490
	Ranger Energy Services, Inc., Class A	2,845	43,870
*	REX American Resources Corp.	23,764	803,461
	RPC, Inc.	35,589	236,667
*	Seadrill Ltd.	3,971	152,804
	Select Water Solutions, Inc.	51,492	622,538
	SLB Ltd.	448,688	21,707,525
	Solaris Energy Infrastructure, Inc.	16,993	937,844
*	Stabilis Solutions, Inc.	1,422	7,906
	TechnipFMC PLC	273,545	15,241,927
*	TETRA Technologies, Inc.	73,498	837,877
	Texas Pacific Land Corp.	22,419	7,809,883
*	Transocean Ltd.	75,335	374,415
*	Uranium Energy Corp.	73,637	1,269,502
	Valero Energy Corp.	60,835	11,037,294
	Weatherford International PLC	38,713	3,642,119
	World Kinect Corp.	37,347	1,005,008
TOTAL ENERGY			126,282,437
FINANCIALS — (17.5%)
	1st Source Corp.	11,484	773,218
	Acadian Asset Management, Inc.	9,378	519,729
	ACNB Corp.	674	34,050
	Affiliated Managers Group, Inc.	18,294	5,727,668
	Affinity Bancshares, Inc.	498	10,045
*	Affirm Holdings, Inc.	78,448	4,730,414
	Aflac, Inc.	151,527	16,811,921
	Alerus Financial Corp.	750	18,465
	Allstate Corp.	51,812	10,310,070
	Ally Financial, Inc.	131,532	5,561,173
*	AlTi Global, Inc.	3,745	17,564
	Amalgamated Financial Corp.	19,123	742,737
	Amerant Bancorp, Inc.	14,313	310,592
		Shares	Value†
FINANCIALS — (Continued)
	American Coastal Insurance Corp.	1,774	$19,603
	American Express Co.	75,369	26,542,701
	American Financial Group, Inc.	27,789	3,620,073
	American International Group, Inc.	167,709	12,558,050
	Ameriprise Financial, Inc.	27,030	14,249,946
	Ameris Bancorp	26,226	2,114,340
	AMERISAFE, Inc.	7,337	275,945
	AmeriServ Financial, Inc.	3,000	9,900
	Ames National Corp.	1,387	36,201
	Aon PLC, Class A	34,386	12,022,721
	Apollo Global Management, Inc.	124,959	16,811,984
*	Arch Capital Group Ltd.	109,663	10,532,035
#	ARES Management Corp., Class A	19,661	2,942,662
	Arrow Financial Corp.	6,059	204,855
	Arthur J Gallagher & Co.	25,034	6,242,729
	Artisan Partners Asset Management, Inc., Class A	23,629	1,051,963
	Associated Banc-Corp.	14,907	406,365
	Associated Capital Group, Inc., Class A	670	26,432
	Assurant, Inc.	19,788	4,712,116
	Assured Guaranty Ltd.	28,327	2,403,546
	Atlantic Union Bankshares Corp.	34,463	1,338,543
*	Atlanticus Holdings Corp.	6,399	330,380
	Axis Capital Holdings Ltd.	54,623	5,636,001
*	Axos Financial, Inc.	18,072	1,788,947
*	Baldwin Insurance Group, Inc.	4,425	96,996
	Banc of California, Inc.	33,351	666,353
	BancFirst Corp.	10,319	1,134,574
*	Bancorp, Inc.	20,689	1,229,754
	Bank First Corp.	328	45,769
	Bank of America Corp.	706,241	37,572,021
	Bank of Hawaii Corp.	7,730	578,049
	Bank of Marin Bancorp	4,276	114,811
	Bank of New York Mellon Corp.	114,520	13,733,238

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	17,367	$899,611
	Bank of the James Financial Group, Inc.	4	76
	Bank OZK	25,577	1,216,442
	Bank7 Corp.	640	28,442
	BankUnited, Inc.	14,886	706,638
	Bankwell Financial Group, Inc.	459	22,119
	Banner Corp.	23,284	1,439,883
	Bar Harbor Bankshares	5,537	187,760
	BayCom Corp.	470	13,715
	BCB Bancorp, Inc.	4,016	31,686
	Beacon Financial Corp.	46,399	1,315,412
	BGC Group, Inc., Class A	122,947	1,120,047
	Blackrock, Inc.	14,348	16,054,551
	Blackstone, Inc.	73,635	10,487,097
*	Block, Inc.	107,454	6,493,445
	Blue Ridge Bankshares, Inc.	4,047	17,200
	BOK Financial Corp.	17,484	2,271,871
*	Bowhead Specialty Holdings, Inc.	7,104	174,474
#*	BRC Group Holdings, Inc.	9,799	81,920
	Bread Financial Holdings, Inc.	20,048	1,454,282
*	Bridgewater Bancshares, Inc.	6,348	121,945
*	Brighthouse Financial, Inc.	39,477	2,528,897
*	Broadway Financial Corp.	132	1,080
	Brown & Brown, Inc.	30,598	2,206,116
	Burke & Herbert Financial Services Corp.	308	20,168
	Business First Bancshares, Inc.	3,343	94,172
*	BV Financial, Inc.	887	16,959
	Byline Bancorp, Inc.	10,918	348,612
	C&F Financial Corp.	215	16,190
	Cadence Bank	37,851	1,593,906
	California BanCorp	1,248	22,452
	Camden National Corp.	5,650	268,771
	Capital Bancorp, Inc.	392	12,042
	Capital City Bank Group, Inc.	7,273	303,720
	Capital One Financial Corp.	108,262	23,701,800
	Carlyle Group, Inc.	120,278	7,069,941
		Shares	Value†
FINANCIALS — (Continued)
*	Carter Bankshares, Inc.	561	$12,011
	Cass Information Systems, Inc.	996	44,780
	Cathay General Bancorp	23,234	1,189,116
	CB Financial Services, Inc.	318	11,394
	Cboe Global Markets, Inc.	24,920	6,605,295
	Central Pacific Financial Corp.	1,255	40,875
	CF Bankshares, Inc.	1,038	30,216
	Charles Schwab Corp.	170,911	17,761,071
	Chubb Ltd.	51,617	15,978,559
	Cincinnati Financial Corp.	34,691	5,581,435
	Citigroup, Inc.	199,306	23,061,697
	Citizens & Northern Corp.	11,409	259,669
	Citizens Community Bancorp, Inc.	4,179	75,807
	Citizens Financial Group, Inc.	123,101	7,752,901
#*	Citizens, Inc.	4,745	26,335
	City Holding Co.	5,520	679,457
	Civista Bancshares, Inc.	800	19,304
	CME Group, Inc.	28,171	8,143,109
	CNB Financial Corp.	11,504	318,661
	CNO Financial Group, Inc.	35,165	1,478,688
*	Coastal Financial Corp.	3,083	295,290
	Cohen & Steers, Inc.	17,390	1,117,481
*	Coinbase Global, Inc., Class A	14,047	2,735,513
	Columbia Banking System, Inc.	37,191	1,094,903
*	Columbia Financial, Inc.	25,991	422,874
	Comerica, Inc.	12,353	1,095,341
	Commerce Bancshares, Inc.	30,088	1,583,832
	Community Financial System, Inc.	11,587	724,187
	Community Trust Bancorp, Inc.	9,403	580,165
	ConnectOne Bancorp, Inc.	14,523	386,602
*	Consumer Portfolio Services, Inc.	570	4,919
	Corebridge Financial, Inc.	257,534	7,939,773

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Crawford & Co. (CRD/A US), Class A	2,485	$26,962
	Crawford & Co. (CRD/B US), Class B	33,605	346,131
#*	Credit Acceptance Corp.	2,632	1,311,368
	Cullen/Frost Bankers, Inc.	13,748	1,894,749
*	Customers Bancorp, Inc.	10,143	801,500
	CVB Financial Corp.	25,225	497,185
	Diamond Hill Investment Group, Inc.	1,520	260,452
	Dime Community Bancshares, Inc.	10,182	346,392
	Donegal Group, Inc. (DGICA US), Class A	18,392	343,379
*	Donnelley Financial Solutions, Inc.	6,423	332,390
	Eagle Bancorp, Inc.	7,356	196,847
	Eagle Financial Services, Inc.	362	13,868
	East West Bancorp, Inc.	28,824	3,298,619
	Eastern Bankshares, Inc.	50,576	1,036,049
*	eHealth, Inc.	7,713	21,828
	Employers Holdings, Inc.	15,634	681,955
	Enact Holdings, Inc.	7,312	290,798
*	Encore Capital Group, Inc.	9,985	551,172
*	Enova International, Inc.	8,089	1,336,060
	Enterprise Financial Services Corp.	11,863	680,343
	Equitable Holdings, Inc.	115,456	5,357,158
	Equity Bancshares, Inc., Class A	7,700	355,124
	Erie Indemnity Co., Class A	9,023	2,553,599
	Esquire Financial Holdings, Inc.	2,258	240,771
	Essent Group Ltd.	60,315	3,795,020
	Evercore, Inc., Class A	11,912	4,208,152
	Everest Group Ltd.	18,513	6,132,987
*	EZCORP, Inc., Class A	16,571	355,448
	F&G Annuities & Life, Inc.	22,859	674,112
		Shares	Value†
FINANCIALS — (Continued)
	FactSet Research Systems, Inc.	5,162	$1,313,006
	Farmers National Banc Corp.	1,526	19,807
*	FB Bancorp, Inc.	1,137	14,736
	FB Financial Corp.	16,307	938,142
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	884,762
	Federated Hermes, Inc.	37,678	2,007,484
	Fidelis Insurance Holdings Ltd.	23,994	456,846
	Fidelity National Financial, Inc.	143,893	7,826,340
	Fidelity National Information Services, Inc.	45,099	2,491,720
*	Fifth District Bancorp, Inc.	754	11,355
	Fifth Third Bancorp	69,893	3,510,026
*	Finance of America Cos., Inc., Class A	674	15,697
	Financial Institutions, Inc.	3,311	109,064
*	Finwise Bancorp	1,434	25,109
	First American Financial Corp.	36,919	2,332,542
	First BanCorp	59,619	1,318,772
	First Bancorp, Inc.	623	17,039
	First Bancorp/Southern Pines NC	10,356	599,923
	First Bank	14,059	234,504
	First Busey Corp.	26,114	643,710
	First Business Financial Services, Inc.	800	45,856
	First Capital, Inc.	400	23,568
	First Citizens BancShares, Inc., Class A	1,538	3,182,999
	First Commonwealth Financial Corp.	27,007	486,936
	First Community Bankshares, Inc.	6,768	243,783
	First Financial Bancorp	15,577	447,683
	First Financial Bankshares, Inc.	23,022	732,560
	First Financial Corp.	4,517	294,328
*	First Foundation, Inc.	12,494	78,462
	First Hawaiian, Inc.	22,129	587,525
	First Horizon Corp.	47,236	1,156,810
	First Internet Bancorp	909	19,807

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Interstate BancSystem, Inc., Class A	21,927	$777,751
	First Merchants Corp.	14,255	566,779
	First Mid Bancshares, Inc.	9,963	419,442
	First National Corp.	671	17,681
	First Savings Financial Group, Inc.	2,022	68,708
	First U.S. Bancshares, Inc.	626	9,171
	First United Corp.	402	15,409
*	First Western Financial, Inc.	900	22,635
	FirstCash Holdings, Inc.	13,367	2,279,073
*	Firstsun Capital Bancorp	1,557	61,470
*	Fiserv, Inc.	19,497	1,242,544
	Five Star Bancorp	1,408	55,785
	Flagstar Bank NA	82,439	1,089,844
	Flushing Financial Corp.	12,042	190,143
*	Flywire Corp.	19,884	250,538
	FNB Corp.	89,128	1,564,196
#	Franklin Resources, Inc.	121,323	3,229,618
	FS Bancorp, Inc.	1,212	50,880
	Fulton Financial Corp.	37,324	770,741
	FVCBankcorp, Inc.	522	7,903
*	Genworth Financial, Inc.	241,517	2,014,252
	German American Bancorp, Inc.	16,733	703,957
	Glacier Bancorp, Inc.	27,453	1,391,318
	Global Payments, Inc.	32,756	2,349,915
	Globe Life, Inc.	33,828	4,743,362
	Goldman Sachs Group, Inc.	57,450	53,739,304
	Great Southern Bancorp, Inc.	2,993	183,710
*	Green Dot Corp., Class A	13,873	168,973
	Greene County Bancorp, Inc.	3,957	92,752
*	Greenlight Capital Re Ltd., Class A	17,379	241,047
*	Hagerty, Inc., Class A	948	11,954
*	Hamilton Insurance Group Ltd., Class B	9,227	256,049
	Hamilton Lane, Inc., Class A	12,835	1,812,815
	Hanmi Financial Corp.	9,184	244,019
	Hanover Bancorp, Inc.	891	20,582
		Shares	Value†
FINANCIALS — (Continued)
	Hanover Insurance Group, Inc.	16,291	$2,836,915
	Hartford Insurance Group, Inc.	131,172	17,716,090
	Hawthorn Bancshares, Inc.	713	25,247
	HBT Financial, Inc.	898	24,228
	HCI Group, Inc.	4,900	777,483
	Heritage Commerce Corp.	21,289	271,009
	Heritage Financial Corp.	11,021	284,452
*	Heritage Insurance Holdings, Inc.	9,963	259,735
#	Hingham Institution For Savings	585	174,593
*	Hippo Holdings, Inc.	10,666	317,847
	Home Bancorp, Inc.	898	53,602
	Home BancShares, Inc.	56,583	1,635,249
	Home Federal Bancorp, Inc. of Louisiana	12	219
	HomeTrust Bancshares, Inc.	3,167	136,561
	Hope Bancorp, Inc.	30,219	362,024
	Horace Mann Educators Corp.	17,168	769,298
	Horizon Bancorp, Inc.	10,721	188,904
	Houlihan Lokey, Inc.	17,383	2,925,907
	Huntington Bancshares, Inc.	201,375	3,520,035
	IF Bancorp, Inc.	1,300	35,256
	Independent Bank Corp. (IBCP US)	6,401	224,995
	Independent Bank Corp. (INDB US)	13,301	1,074,455
	Interactive Brokers Group, Inc., Class A	41,668	3,120,100
	Intercontinental Exchange, Inc.	33,906	5,892,185
	International Bancshares Corp.	17,816	1,240,706
	Invesco Ltd.	177,284	4,838,080
	Investors Title Co.	794	205,979
	Jackson Financial, Inc., Class A	28,285	3,363,652
	Janus Henderson Group PLC	77,508	3,730,460
	Jefferies Financial Group, Inc.	59,676	3,650,978
	JPMorgan Chase & Co.	430,297	131,623,549
	Kearny Financial Corp.	26,285	204,760
	Kemper Corp.	9,696	382,119

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	KeyCorp	305,856	$6,582,021
	Kingstone Cos., Inc.	9,273	143,268
	Kinsale Capital Group, Inc.	7,512	2,973,851
	KKR & Co., Inc.	73,390	8,385,541
	Lake Shore Bancorp, Inc.	898	13,748
	Lakeland Financial Corp.	6,891	410,704
	Landmark Bancorp, Inc.	607	16,383
	Lazard, Inc.	36,596	1,965,937
*	LendingClub Corp.	33,220	561,750
	Lincoln National Corp.	86,254	3,589,029
	LINKBANCORP, Inc.	1,873	16,389
	Live Oak Bancshares, Inc.	9,370	374,425
	LPL Financial Holdings, Inc.	33,080	12,057,660
	M&T Bank Corp.	24,538	5,436,885
	Magyar Bancorp, Inc.	1,343	23,664
	MainStreet Bancshares, Inc.	515	11,026
	MarketAxess Holdings, Inc.	8,056	1,363,317
	MarketWise, Inc.	702	11,618
	Marsh & McLennan Cos., Inc.	60,443	11,374,768
	Mastercard, Inc., Class A	114,180	61,519,042
	Mechanics Bancorp, Class A	1,466	21,975
	Mercantile Bank Corp.	6,280	326,434
	Merchants Bancorp	10,662	442,047
	Mercury General Corp.	27,263	2,387,966
	Meridian Corp.	2,100	39,753
	MetLife, Inc.	226,542	17,869,633
	Metrocity Bankshares, Inc.	1,072	30,198
	Metropolitan Bank Holding Corp.	2,400	222,240
	MGIC Investment Corp.	148,165	3,988,602
	Mid Penn Bancorp, Inc.	13,679	451,270
	Middlefield Banc Corp.	25	839
	Midland States Bancorp, Inc.	8,032	183,531
	MidWestOne Financial Group, Inc.	5,831	270,092
	Moelis & Co., Class A	25,539	1,830,380
	Moody's Corp.	21,208	10,933,996
	Morgan Stanley	195,438	35,726,066
		Shares	Value†
FINANCIALS — (Continued)
	Morningstar, Inc.	12,666	$2,559,672
	MSCI, Inc.	14,347	8,740,479
	MVB Financial Corp.	8,282	233,884
	Nasdaq, Inc.	91,431	8,858,750
	National Bank Holdings Corp., Class A	9,291	373,312
	National Bankshares, Inc.	507	18,460
	Navient Corp.	70,498	691,585
	NB Bancorp, Inc.	250	5,430
	NBT Bancorp, Inc.	13,822	614,111
	Nelnet, Inc., Class A	9,912	1,307,393
*	NerdWallet, Inc., Class A	28,448	343,083
*	NI Holdings, Inc.	2,397	32,647
	Nicolet Bankshares, Inc.	4,257	621,437
*	NMI Holdings, Inc.	44,940	1,740,077
	Northeast Bank	2,200	253,506
	Northeast Community Bancorp, Inc.	1,191	28,108
	Northern Trust Corp.	52,825	7,893,640
	Northfield Bancorp, Inc.	15,762	194,188
	Northwest Bancshares, Inc.	37,821	487,134
	Norwood Financial Corp.	511	15,550
	OceanFirst Financial Corp.	20,138	377,587
*	Octave Specialty Group, Inc.	31,288	177,403
	Ohio Valley Banc Corp.	243	9,999
*	Old Market Capital Corp.	2,510	8,942
	Old National Bancorp	88,876	2,171,241
	Old Republic International Corp.	140,081	5,486,973
	Old Second Bancorp, Inc.	14,321	284,129
	OneMain Holdings, Inc.	49,318	3,232,302
*	Onity Group, Inc.	3,051	137,966
	OP Bancorp	965	13,491
*	Oportun Financial Corp.	1,980	10,732
	Oppenheimer Holdings, Inc., Class A	4,778	401,495
	OppFi, Inc.	2,742	26,104
*	OptimumBank Holdings, Inc.	2,226	10,484
	Orange County Bancorp, Inc.	492	15,163
	Origin Bancorp, Inc.	7,350	314,800

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Orrstown Financial Services, Inc.	2	$72
#*	Oscar Health, Inc., Class A	38,661	554,785
*	Palomar Holdings, Inc.	13,137	1,623,602
	Park National Corp.	3,438	560,188
	Parke Bancorp, Inc.	2,561	69,941
	Pathfinder Bancorp, Inc.	900	12,312
	Pathward Financial, Inc.	14,178	1,280,132
*	Payoneer Global, Inc.	106,733	682,024
	PayPal Holdings, Inc.	304,511	16,044,685
*	Paysafe Ltd.	7,757	53,213
*	Paysign, Inc.	3,895	16,242
	PCB Bancorp	724	16,247
	Peapack-Gladstone Financial Corp.	6,832	216,711
	PennyMac Financial Services, Inc.	25,843	2,582,233
	Peoples Bancorp of North Carolina, Inc.	1,287	47,143
	Peoples Bancorp, Inc.	8,688	282,534
	Peoples Financial Services Corp.	321	16,724
	Perella Weinberg Partners	2,952	65,859
	Pinnacle Financial Partners, Inc.	31,187	2,965,572
*	Pioneer Bancorp, Inc.	1,058	14,971
	Piper Sandler Cos.	5,473	1,895,574
	PJT Partners, Inc., Class A	3,356	580,689
	Plumas Bancorp	230	11,525
	PNC Financial Services Group, Inc.	30,074	6,715,524
*	Ponce Financial Group, Inc.	1,223	20,522
	Popular, Inc.	17,588	2,348,526
*	PRA Group, Inc.	13,951	178,433
	Preferred Bank	3,912	335,532
	Primerica, Inc.	17,830	4,690,003
	Primis Financial Corp.	3,200	43,136
	Principal Financial Group, Inc.	85,508	8,099,318
*	Priority Technology Holdings, Inc.	2,039	12,050
*	ProAssurance Corp.	23,640	572,561
	PROG Holdings, Inc.	24,459	793,450
	Progressive Corp.	89,354	18,585,632
	Prosperity Bancshares, Inc.	17,168	1,184,764
	Provident Financial Holdings, Inc.	415	6,706
		Shares	Value†
FINANCIALS — (Continued)
	Provident Financial Services, Inc.	25,463	$563,751
	Prudential Financial, Inc.	134,014	14,890,296
	QCR Holdings, Inc.	5,844	527,479
	Radian Group, Inc.	59,705	1,964,294
	Raymond James Financial, Inc.	42,169	6,994,150
	RBB Bancorp	574	11,905
	Red River Bancshares, Inc.	148	12,293
	Regions Financial Corp.	10,247	292,039
	Reinsurance Group of America, Inc., Class A	27,658	5,607,659
	RenaissanceRe Holdings Ltd.	28,167	7,934,644
	Renasant Corp.	39,671	1,495,993
	Republic Bancorp, Inc., Class A	2,971	215,724
*	Rhinebeck Bancorp, Inc.	919	10,697
	Richmond Mutual BanCorp, Inc.	1,351	18,955
	Riverview Bancorp, Inc.	8,460	43,738
	RLI Corp.	39,488	2,307,284
*	Robinhood Markets, Inc., Class A	254,180	25,285,826
	Rocket Cos., Inc., Class A	381,047	6,832,173
	S&P Global, Inc.	25,249	13,326,170
	S&T Bancorp, Inc.	17,418	742,704
	Safety Insurance Group, Inc.	6,485	510,369
	SB Financial Group, Inc.	1,702	38,857
	Seacoast Banking Corp. of Florida	15,194	508,087
*	Security National Financial Corp., Class A	1,208	10,655
	SEI Investments Co.	41,800	3,672,130
	Selective Insurance Group, Inc.	23,726	1,994,882
	ServisFirst Bancshares, Inc.	11,268	922,286
	Shore Bancshares, Inc.	835	15,840
*	Siebert Financial Corp.	4,187	12,435
	Sierra Bancorp	1,779	62,994
	Silvercrest Asset Management Group, Inc., Class A	953	14,047

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Simmons First National Corp., Class A	33,747	$686,077
*	SiriusPoint Ltd.	92,189	1,881,577
*	Skyward Specialty Insurance Group, Inc.	12,706	566,942
	SLM Corp.	129,649	3,519,970
	SmartFinancial, Inc.	2,470	98,602
#*	SoFi Technologies, Inc.	426,847	9,736,380
	Sound Financial Bancorp, Inc.	200	8,780
	South Plains Financial, Inc.	1,718	71,572
	Southern Missouri Bancorp, Inc.	1,543	96,546
	Southside Bancshares, Inc.	9,309	299,657
	Southstate Bank Corp.	39,808	4,073,553
	SR Bancorp, Inc.	714	11,881
	State Street Corp.	48,417	6,335,849
	Stellar Bancorp, Inc.	10,081	374,408
*††	Sterling Bancorp, Inc.	817	0
	Stewart Information Services Corp.	13,510	910,979
	Stifel Financial Corp.	32,485	4,005,400
	Stock Yards Bancorp, Inc.	10,561	714,874
*	StoneX Group, Inc.	19,037	2,137,094
*	Summit State Bank	922	12,613
	SWK Holdings Corp.	691	12,093
	Synchrony Financial	133,697	9,710,413
#	T. Rowe Price Group, Inc.	68,484	7,237,389
*	Texas Capital Bancshares, Inc.	12,407	1,255,216
	TFS Financial Corp.	35,302	496,876
*	Third Coast Bancshares, Inc.	659	26,729
	Timberland Bancorp, Inc.	618	24,065
	Tiptree, Inc.	18,783	335,840
*	Toast, Inc., Class A	100,209	3,117,502
	Tompkins Financial Corp.	3,492	279,779
	Towne Bank	24,937	872,795
	TPG, Inc.	23,085	1,359,937
	Tradeweb Markets, Inc., Class A	26,504	2,731,767
	Travelers Cos., Inc.	99,901	28,422,834
	TriCo Bancshares	8,028	399,955
*	Triumph Financial, Inc.	5,210	328,699
	Truist Financial Corp.	117,691	6,051,671
*	Trupanion, Inc.	10,126	323,931
	TrustCo Bank Corp.	5,755	249,767
		Shares	Value†
FINANCIALS — (Continued)
	Trustmark Corp.	37,011	$1,573,708
#	U.S. Bancorp	94,787	5,318,499
	UMB Financial Corp.	24,865	3,161,336
	Union Bankshares, Inc.	304	7,567
	United Bancorp, Inc.	1,200	16,680
	United Bancshares, Inc.	300	12,078
	United Community Banks, Inc.	24,220	833,895
	United Fire Group, Inc.	14,283	513,331
	United Security Bancshares	442	4,747
	Unity Bancorp, Inc.	354	19,102
	Universal Insurance Holdings, Inc.	15,356	467,590
	Univest Financial Corp.	10,247	339,586
	Unum Group	79,024	6,003,453
	USCB Financial Holdings, Inc.	1,422	26,805
	Valley National Bancorp	114,531	1,427,056
*	Velocity Financial, Inc.	574	11,646
	Victory Capital Holdings, Inc., Class A	27,509	1,940,210
	Virginia National Bankshares Corp.	51	2,087
	Virtu Financial, Inc., Class A	35,324	1,466,299
	Virtus Investment Partners, Inc.	3,142	512,931
	Visa, Inc., Class A	206,549	66,473,665
	Voya Financial, Inc.	44,918	3,443,414
	W.R. Berkley Corp.	79,448	5,448,544
	WaFd, Inc.	14,744	480,949
	Walker & Dunlop, Inc.	13,911	874,863
	Washington Trust Bancorp, Inc.	7,092	243,752
	Waterstone Financial, Inc.	8,901	162,799
	Webster Financial Corp.	37,019	2,434,740
	Wells Fargo & Co.	268,309	24,279,281
	West BanCorp, Inc.	2,186	51,874
	Westamerica BanCorp	4,443	224,727
	Western Alliance Bancorp	19,963	1,779,701
	Western New England Bancorp, Inc.	2,300	30,889
#	Western Union Co.	94,093	881,651
	Westwood Holdings Group, Inc.	1,000	18,310

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	WEX, Inc.	14,585	$2,244,631
	White Mountains Insurance Group Ltd.	1,380	2,822,003
	Willis Towers Watson PLC	27,433	8,709,155
	Wintrust Financial Corp.	14,736	2,173,413
#	WisdomTree, Inc.	57,348	929,038
*	World Acceptance Corp.	1,727	209,399
	WSFS Financial Corp.	16,080	1,040,858
	WVS Financial Corp.	100	1,349
	Zions Bancorp NA	35,169	2,106,975
TOTAL FINANCIALS			1,417,325,656
HEALTH CARE — (10.3%)
*	10X Genomics, Inc., Class A	16,759	338,532
	Abbott Laboratories	102,614	11,215,710
	AbbVie, Inc.	219,650	48,984,146
††	Abiomed, Inc.	5,835	91,084
	Acme United Corp.	500	20,895
*	AdaptHealth Corp.	56,952	572,368
	Agilent Technologies, Inc.	43,781	5,860,087
††	Albireo Pharma, Inc.	3,349	21,367
*	Align Technology, Inc.	14,222	2,318,613
*	Alkermes PLC	30,679	1,039,711
*	Alnylam Pharmaceuticals, Inc.	9,192	3,107,448
*	American Well Corp., Class A	1,737	7,903
	Amgen, Inc.	88,281	30,181,508
*	AMN Healthcare Services, Inc.	11,022	234,769
*	AngioDynamics, Inc.	14,917	154,540
*	Anika Therapeutics, Inc.	5,680	52,426
*	Artivion, Inc.	4,793	195,411
*	Astrana Health, Inc.	7,675	174,529
*	AtriCure, Inc.	14,933	551,476
*	Aveanna Healthcare Holdings, Inc.	14,696	123,446
*	Axogen, Inc.	5,831	203,210
#*	Aytu BioPharma, Inc.	4,640	12,064
	Becton Dickinson & Co.	21,786	4,433,015
*	Biogen, Inc.	23,247	4,181,903
*	BioLife Solutions, Inc.	9,105	198,489
*	BioMarin Pharmaceutical, Inc.	49,363	2,790,984
*	Bio-Rad Laboratories, Inc., Class A	7,166	2,104,654
		Shares	Value†
HEALTH CARE — (Continued)
*	Biote Corp., Class A	13,313	$27,824
	Bio-Techne Corp.	30,166	1,933,339
*	Boston Scientific Corp.	149,769	14,007,895
*	BrightSpring Health Services, Inc.	32,869	1,290,766
	Bristol-Myers Squibb Co.	455,935	25,099,222
	Bruker Corp.	50,767	2,248,470
	Cardinal Health, Inc.	47,244	10,151,791
*	CareDx, Inc.	11,257	231,331
*	Castle Biosciences, Inc.	11,837	466,259
*	Catalyst Pharmaceuticals, Inc.	11,495	279,328
*	Celldex Therapeutics, Inc.	7,202	177,169
	Cencora, Inc.	52,347	18,804,089
*	Centene Corp.	125,209	5,424,054
*	Certara, Inc.	74,710	656,701
*	Champions Oncology, Inc.	1,220	8,918
*	Charles River Laboratories International, Inc.	6,480	1,363,910
	Chemed Corp.	2,731	1,166,519
*††	Chinook Therapeutics, Inc.	11,306	0
	Cigna Group	68,560	18,792,982
*	Clover Health Investments Corp.	79,392	177,838
	Concentra Group Holdings Parent, Inc.	13,614	301,959
	CONMED Corp.	4,917	188,764
*	Cooper Cos., Inc.	21,193	1,724,686
*	CorVel Corp.	17,695	1,232,103
*	Cross Country Healthcare, Inc.	23,224	216,448
*	CryoPort, Inc.	19,005	180,738
*	Cumberland Pharmaceuticals, Inc.	4,562	17,107
	CVS Health Corp.	151,340	11,277,857
*	Cytek Biosciences, Inc.	61,808	309,040
	Danaher Corp.	47,937	10,492,930
#*	DaVita, Inc.	14,962	1,635,945
*	Definitive Healthcare Corp.	17,993	41,744
	Dentsply Sirona, Inc.	15,192	189,444
*	Design Therapeutics, Inc.	2,193	22,391
*	Dexcom, Inc.	52,210	3,813,418
*	Doximity, Inc., Class A	58,598	2,195,667

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Edwards Lifesciences Corp.	76,295	$6,207,361
*	Electromed, Inc.	2,300	68,701
	Elevance Health, Inc.	45,333	15,673,431
	Eli Lilly & Co.	102,915	106,738,292
	Embecta Corp.	19,320	204,985
*	Emergent BioSolutions, Inc.	9,237	104,748
*	Enhabit, Inc.	12,300	130,749
*	Enovis Corp.	4,540	100,062
	Ensign Group, Inc.	5,364	920,784
*	Envista Holdings Corp.	53,017	1,244,309
*	Exact Sciences Corp.	41,754	4,273,104
*	Exagen, Inc.	755	2,778
*	FONAR Corp.	776	14,465
*	Forian, Inc.	487	1,023
*	Fortrea Holdings, Inc.	22,737	382,209
*	Fulgent Genetics, Inc.	13,606	356,477
*	GE HealthCare Technologies, Inc.	69,905	5,520,398
	Gilead Sciences, Inc.	205,067	29,109,261
*	Globus Medical, Inc., Class A	28,909	2,621,468
*	GRAIL, Inc.	36	3,522
*	Guardant Health, Inc.	13,413	1,529,619
*	Guardian Pharmacy Services, Inc., Class A	2,723	82,235
*	Haemonetics Corp.	9,771	651,335
*	Halozyme Therapeutics, Inc.	35,544	2,548,860
	HCA Healthcare, Inc.	11,622	5,674,674
*	Health Catalyst, Inc.	37,632	80,909
*	HealthEquity, Inc.	26,796	2,295,613
	HealthStream, Inc.	14,850	331,006
*	Henry Schein, Inc.	54,495	4,113,283
*	Hologic, Inc.	70,064	5,249,896
	Humana, Inc.	28,149	5,494,685
*	ICON PLC	15,940	2,873,185
*	ICU Medical, Inc.	7,362	1,103,564
*	IDEXX Laboratories, Inc.	12,782	8,569,820
*	Illumina, Inc.	28,735	4,161,115
*	Incyte Corp.	65,348	6,539,374
*	Indivior Pharmaceuticals, Inc.	5,425	191,936
*	Inogen, Inc.	2,984	17,606
*	Insmed, Inc.	20,990	3,292,701
*	Insulet Corp.	18,975	4,853,995
*	Integer Holdings Corp.	9,950	864,257
*	Integra LifeSciences Holdings Corp.	10,998	122,518
*	Intuitive Surgical, Inc.	25,002	12,606,508
*	IQVIA Holdings, Inc.	52,837	12,160,436
	iRadimed Corp.	1,652	161,698
		Shares	Value†
HEALTH CARE — (Continued)
	Johnson & Johnson	324,111	$73,654,225
*	Kewaunee Scientific Corp.	2,477	97,941
	Labcorp Holdings, Inc.	16,509	4,482,524
	LeMaitre Vascular, Inc.	6,941	589,777
*	Lexeo Therapeutics, Inc.	16,054	118,960
*	LifeStance Health Group, Inc.	72,119	509,881
*	LivaNova PLC	13,700	900,227
#*	Maravai LifeSciences Holdings, Inc., Class A	52,971	177,983
*	MaxCyte, Inc.	13,610	12,342
	McKesson Corp.	22,124	18,389,690
*	Medpace Holdings, Inc.	8,624	5,023,308
	Medtronic PLC	135,224	13,922,663
	Merck & Co., Inc.	267,359	29,481,677
*	Merit Medical Systems, Inc.	16,913	1,371,475
*††	Merrimack Pharmaceuticals, Inc.	2,200	0
*	Mettler-Toledo International, Inc.	2,943	4,041,445
*	MiMedx Group, Inc.	48,100	245,791
††	Mirati Therapeutics, Inc.	8,088	24,102
*	Moderna, Inc.	20,810	917,097
*	Molina Healthcare, Inc.	18,112	3,252,734
*	Myriad Genetics, Inc.	33,888	190,451
*	Natera, Inc.	22,747	5,257,742
	National Research Corp.	4,399	89,476
*	NeoGenomics, Inc.	33,500	404,010
*	OmniAb, Inc. (OABI UQ)	50,442	91,804
*	Omnicell, Inc.	20,143	976,935
*	OptimizeRx Corp.	6,448	69,380
*	Option Care Health, Inc.	31,450	1,069,300
*	OraSure Technologies, Inc.	35,300	98,487
	Organon & Co.	62,029	529,728
*	Orthofix Medical, Inc.	15,120	200,038
*	OrthoPediatrics Corp.	16,400	286,344
#*††	PDL BioPharma, Inc.	17,391	7,304
*	Pediatrix Medical Group, Inc.	27,968	597,956
*	Pennant Group, Inc.	7,526	207,868
*	Penumbra, Inc.	4,135	1,481,033
	Perrigo Co. PLC	4,578	65,053
*	Personalis, Inc.	10,588	99,210
	Pfizer, Inc.	494,233	13,067,520

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Phreesia, Inc.	7,253	$97,408
*	Prestige Consumer Healthcare, Inc.	15,766	1,016,434
*	Privia Health Group, Inc.	20,092	466,536
*	Pro-Dex, Inc.	1,452	56,962
*	Progyny, Inc.	33,050	788,903
*	Quanterix Corp.	2,265	14,360
	Quest Diagnostics, Inc.	18,054	3,376,640
*	QuidelOrtho Corp.	7,502	203,829
*	RadNet, Inc.	15,725	1,102,322
	Regeneron Pharmaceuticals, Inc.	11,531	8,549,660
*	Repligen Corp.	15,366	2,295,219
#	ResMed, Inc.	31,792	8,212,192
	Revvity, Inc.	31,533	3,430,790
	Royalty Pharma PLC, Class A	48,169	2,007,684
*	Schrodinger, Inc.	17,742	247,856
	Select Medical Holdings Corp.	1,437	21,627
*	Sensus Healthcare, Inc.	2,529	12,974
*	SI-BONE, Inc.	7,198	119,343
*	Sight Sciences, Inc.	1,259	7,907
*	Simulations Plus, Inc.	4,415	74,569
*	Solid Biosciences, Inc.	12,763	82,449
*	Solventum Corp.	5,592	430,416
*	Sotera Health Co.	238	4,313
	STERIS PLC	14,225	3,735,485
	Stryker Corp.	30,673	11,335,514
*	Talkspace, Inc.	39,092	157,932
*	Teladoc Health, Inc.	20,675	112,679
	Teleflex, Inc.	6,359	663,689
*	Tenet Healthcare Corp.	6,137	1,161,611
	Thermo Fisher Scientific, Inc.	30,094	17,412,689
*††	Third Harmonic Bio, Inc.	903	27
*	TransMedics Group, Inc.	3,274	438,634
*	Treace Medical Concepts, Inc.	3,814	8,848
*	TruBridge, Inc.	7,089	137,172
	U.S. Physical Therapy, Inc.	4,389	368,105
	UnitedHealth Group, Inc.	115,704	33,198,949
	Universal Health Services, Inc., Class B	8,375	1,685,552
	Utah Medical Products, Inc.	407	24,851
*	Varex Imaging Corp.	14,775	205,963
		Shares	Value†
HEALTH CARE — (Continued)
*	Veeva Systems, Inc., Class A	33,622	$6,856,198
*	Veracyte, Inc.	34,593	1,317,301
*	Vertex Pharmaceuticals, Inc.	26,692	12,542,571
	Viatris, Inc.	118,185	1,547,042
*	Waters Corp.	12,504	4,635,483
*	Waystar Holding Corp.	66,271	1,760,158
	West Pharmaceutical Services, Inc.	6,831	1,578,781
*	XOMA Royalty Corp.	586	15,037
	Zimmer Biomet Holdings, Inc.	51,359	4,471,828
	Zoetis, Inc.	22,840	2,850,889
TOTAL HEALTH CARE			837,414,751
INDUSTRIALS — (13.3%)
#*	3D Systems Corp.	16,840	37,722
	3M Co.	39,804	6,096,381
	A.O. Smith Corp.	29,330	2,155,462
#	AAON, Inc.	19,645	1,788,651
*	AAR Corp.	12,924	1,368,781
	ABM Industries, Inc.	34,592	1,592,616
	ACCO Brands Corp.	60,624	237,040
	Acuity, Inc.	9,944	3,075,083
*	ACV Auctions, Inc., Class A	21,354	166,775
	Advanced Drainage Systems, Inc.	13,905	2,114,116
	Aebi Schmidt Holding AG	9,518	139,344
	AECOM	71,230	6,868,709
#*	AeroVironment, Inc.	1,472	409,790
*	AerSale Corp.	2,003	15,002
	AGCO Corp.	32,568	3,693,537
	Air Lease Corp.	52,640	3,402,123
	Alamo Group, Inc.	4,755	928,699
	Albany International Corp., Class A	7,423	411,902
	Allegion PLC	28,545	4,721,058
	Allient, Inc.	4,558	278,084
	Allison Transmission Holdings, Inc.	26,572	2,888,376
*	Alpha Pro Tech Ltd.	1,109	5,589
	Alta Equipment Group, Inc.	2,530	17,103
*	Amentum Holdings, Inc.	41,824	1,496,463
*	Ameresco, Inc., Class A	3,467	108,656
*	American Superconductor Corp.	6,148	183,948
*	American Woodmark Corp.	2,572	152,751

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	AMETEK, Inc.	36,114	$8,088,814
*	API Group Corp.	149,730	6,224,276
	Apogee Enterprises, Inc.	6,051	224,674
	Applied Industrial Technologies, Inc.	13,457	3,504,337
	ArcBest Corp.	5,324	480,331
	Arcosa, Inc.	6,696	766,491
	Argan, Inc.	3,895	1,351,993
	Armstrong World Industries, Inc.	5,517	1,013,694
	Astec Industries, Inc.	6,104	297,387
*	Astronics Corp. (ATRO US)	10,442	790,981
*	Astronics Corp. (ATROB US), Class B	988	75,157
*	Asure Software, Inc.	16,620	159,884
*	ATI, Inc.	29,746	3,578,444
	Atkore, Inc.	6,373	442,605
	Atmus Filtration Technologies, Inc.	10,913	632,627
	Automatic Data Processing, Inc.	65,458	16,156,344
	AZZ, Inc.	6,951	863,940
	Barrett Business Services, Inc.	15,612	593,256
	BGSF, Inc.	2,055	11,775
*	Blue Bird Corp.	7,351	369,829
*	BlueLinx Holdings, Inc.	3,259	226,696
	Boise Cascade Co.	8,456	683,329
	Booz Allen Hamilton Holding Corp.	57,480	5,082,382
	Brady Corp., Class A	13,278	1,148,149
*	BrightView Holdings, Inc.	16,486	220,253
	Brink's Co.	8,720	1,107,789
	Broadridge Financial Solutions, Inc.	23,515	4,635,042
*	Builders FirstSource, Inc.	38,345	4,386,668
	BWX Technologies, Inc.	20,669	4,246,033
*	Byrna Technologies, Inc.	3,684	50,508
*	CACI International, Inc., Class A	7,673	4,761,710
	Cadre Holdings, Inc.	5,404	216,214
	Carlisle Cos., Inc.	14,212	4,844,729
	Carpenter Technology Corp.	13,307	4,229,364
	Carrier Global Corp.	133,232	7,937,963
	Caterpillar, Inc.	69,702	45,819,307
*	CECO Environmental Corp.	8,369	564,322
		Shares	Value†
INDUSTRIALS — (Continued)
	CH Robinson Worldwide, Inc.	58,147	$11,335,758
*	Chart Industries, Inc.	13,393	2,776,905
*	Cimpress PLC	6,243	493,759
	Cintas Corp.	27,637	5,289,445
	Civeo Corp.	3,841	97,254
#*	Clarivate PLC	229,799	608,967
	CNH Industrial NV	426,267	4,586,633
	Columbus McKinnon Corp.	12,349	260,317
	Comfort Systems USA, Inc.	8,836	10,091,596
	Concentrix Corp.	18,071	674,952
*	Concrete Pumping Holdings, Inc.	3,180	18,380
*	Conduent, Inc.	77,598	107,861
*	Construction Partners, Inc., Class A	10,152	1,115,502
*	Copart, Inc.	115,500	4,686,990
*	Core & Main, Inc., Class A	76,937	4,105,358
*	Costamare Bulkers Holdings Ltd.	8,300	137,199
	Covenant Logistics Group, Inc.	7,938	195,275
*»	CPI Aerostructures, Inc.	3,057	11,922
	CRA International, Inc.	4,534	856,654
	Crane Co.	16,188	2,956,576
	CSG Systems International, Inc.	12,997	1,036,511
	CSW Industrials, Inc.	1,890	510,262
	CSX Corp.	109,210	4,123,770
	Cummins, Inc.	31,848	18,434,259
	Curtiss-Wright Corp.	11,861	7,789,000
*	Custom Truck One Source, Inc.	4,700	29,704
	Deere & Co.	39,097	20,643,216
	Deluxe Corp.	14,964	395,050
*	Distribution Solutions Group, Inc.	5,762	163,583
*	DLH Holdings Corp.	3,807	21,738
*	DNOW, Inc.	89,737	1,363,105
	Donaldson Co., Inc.	41,807	4,261,806
	Douglas Dynamics, Inc.	9,728	366,551
	Dover Corp.	32,472	6,542,783
*	Ducommun, Inc.	6,150	697,102
*	DXP Enterprises, Inc.	8,736	1,136,117
*	Dycom Industries, Inc.	6,688	2,437,040
	Eastern Co.	406	7,592
	Eaton Corp. PLC	39,507	13,883,550
	EMCOR Group, Inc.	15,142	10,913,294
	Emerson Electric Co.	59,841	8,794,233
*	Energy Recovery, Inc.	16,964	247,505

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Enerpac Tool Group Corp.	14,193	$572,829
	EnerSys	9,874	1,779,196
	Ennis, Inc.	9,841	191,801
	Enpro, Inc.	7,904	1,887,317
*	Enviri Corp.	9,239	174,802
	Equifax, Inc.	50,626	10,196,076
	Esab Corp.	14,998	1,816,258
	ESCO Technologies, Inc.	10,261	2,341,252
	Espey Mfg. & Electronics Corp.	1,085	57,364
*	Everus Construction Group, Inc.	17,809	1,575,918
	EVI Industries, Inc.	546	14,032
*	ExlService Holdings, Inc.	49,225	1,927,159
	Expeditors International of Washington, Inc.	66,571	10,687,308
	Exponent, Inc.	15,830	1,137,702
	Fastenal Co.	177,268	7,686,340
	Federal Signal Corp.	20,117	2,174,447
	FedEx Corp.	31,982	10,306,199
	Ferguson Enterprises, Inc.	56,483	14,259,698
	Flowserve Corp.	50,725	3,964,159
*	Fluor Corp.	80,455	3,716,216
*	Forrester Research, Inc.	6,479	52,545
	Fortive Corp.	89,807	4,742,708
	Fortune Brands Innovations, Inc.	41,310	2,234,871
*	Forward Air Corp.	2,911	81,159
*	Franklin Covey Co.	1,000	20,370
	Franklin Electric Co., Inc.	14,117	1,406,336
*	FreightCar America, Inc.	1,380	15,884
	FTAI Aviation Ltd.	20,499	5,582,288
*	FTI Consulting, Inc.	16,148	2,820,571
*	Gates Industrial Corp. PLC	57,234	1,317,527
	GATX Corp.	13,492	2,454,330
	GE Vernova, Inc.	16,853	12,241,514
*	Gencor Industries, Inc.	1,295	18,570
*	Generac Holdings, Inc.	16,350	2,747,454
	General Dynamics Corp.	32,174	11,295,970
	General Electric Co.	127,519	39,121,554
	Genpact Ltd.	61,848	2,727,497
*	Gibraltar Industries, Inc.	9,814	503,066
	Global Industrial Co.	13,866	423,745
	Gorman-Rupp Co.	10,775	587,130
	Graco, Inc.	42,744	3,732,834
		Shares	Value†
INDUSTRIALS — (Continued)
*	Graham Corp.	890	$62,229
#	Granite Construction, Inc.	9,434	1,139,061
*	Great Lakes Dredge & Dock Corp.	43,551	652,394
	Greenbrier Cos., Inc.	7,328	369,478
	Griffon Corp.	12,144	989,129
*	GXO Logistics, Inc.	37,188	2,104,469
*	Hayward Holdings, Inc.	85,001	1,371,916
*	Healthcare Services Group, Inc.	17,115	322,104
	Heartland Express, Inc.	21,648	218,428
#	HEICO Corp. (HEI US)	6,817	2,255,813
	HEICO Corp. (HEIA US), Class A	11,151	2,838,933
	Helios Technologies, Inc.	12,985	841,168
	Herc Holdings, Inc.	13,669	1,959,314
	Hexcel Corp.	12,106	1,002,498
*	Hillman Solutions Corp.	67,819	635,464
	HireQuest, Inc.	835	9,377
	HNI Corp.	18,639	890,758
	Honeywell International, Inc.	54,555	12,412,354
	Howmet Aerospace, Inc.	28,003	5,826,864
	Hub Group, Inc., Class A	19,024	905,162
	Hubbell, Inc.	17,212	8,398,423
*	Hudson Technologies, Inc.	20,363	146,003
	Huntington Ingalls Industries, Inc.	12,628	5,310,200
*	Hurco Cos., Inc.	600	9,924
*	Huron Consulting Group, Inc.	13,669	2,310,061
	Hyster-Yale, Inc.	6,410	214,415
*	IBEX Holdings Ltd.	2,261	84,109
	ICF International, Inc.	11,598	1,081,513
*	Ideal Power, Inc.	1,218	6,133
	IDEX Corp.	15,591	3,095,593
*	IES Holdings, Inc.	8,406	3,196,718
	Illinois Tool Works, Inc.	46,962	12,269,292
	Ingersoll Rand, Inc.	53,410	4,598,067
*	Innodata, Inc.	7,333	406,542
*	Innovative Solutions & Support, Inc.	2,956	54,656
	Insperity, Inc.	6,813	291,119
	Insteel Industries, Inc.	6,002	198,906
	Interface, Inc.	32,941	1,036,653
	ITT, Inc.	16,786	3,060,088
	Jacobs Solutions, Inc.	52,473	7,097,498

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	JB Hunt Transport Services, Inc.	15,507	$3,143,579
*	JELD-WEN Holding, Inc.	17,088	46,479
	Johnson Controls International PLC	103,866	12,387,059
	Kadant, Inc.	3,836	1,231,509
	KBR, Inc.	70,863	3,033,645
	Kelly Services, Inc., Class A	25,820	278,598
	Kennametal, Inc.	12,060	414,743
	Kforce, Inc.	12,033	425,126
	Korn Ferry	31,897	2,215,885
*	Kratos Defense & Security Solutions, Inc.	50,196	5,170,690
*	L.B. Foster Co., Class A	1,777	53,399
	L3Harris Technologies, Inc.	34,101	11,691,528
	Landstar System, Inc.	15,348	2,292,377
*	Legalzoom.com, Inc.	77,302	687,215
	Leidos Holdings, Inc.	62,669	11,799,319
	Lennox International, Inc.	5,741	2,842,254
	Leonardo DRS, Inc.	43,788	1,797,935
*	Limbach Holdings, Inc.	5,502	473,062
	Lincoln Electric Holdings, Inc.	11,675	3,097,961
	Lindsay Corp.	4,477	560,834
*	Liquidity Services, Inc.	12,769	408,608
*	Loar Holdings, Inc.	4,994	342,489
	LSI Industries, Inc.	11,378	251,568
	Luxfer Holdings PLC	2,637	39,924
*	Lyft, Inc., Class A	48,420	816,845
*	Manitowoc Co., Inc.	19,017	245,700
	ManpowerGroup, Inc.	21,781	791,304
	Marten Transport Ltd.	18,264	224,647
	Masco Corp.	52,747	3,486,049
*	MasTec, Inc.	25,388	6,105,306
*	Mastech Digital, Inc.	667	4,629
*	Masterbrand, Inc.	20,665	250,460
*	Matrix Service Co.	11,781	168,704
	Maximus, Inc.	32,984	3,115,009
	McGrath RentCorp	11,257	1,257,294
*	Mercury Systems, Inc.	21,623	2,029,967
*	Middleby Corp.	20,248	2,979,898
	Miller Industries, Inc.	3,405	139,503
	MillerKnoll, Inc.	21,762	436,981
*	Mistras Group, Inc.	7,899	111,692
*	Modine Manufacturing Co.	100	18,466
*	Montrose Environmental Group, Inc.	7,957	177,282
		Shares	Value†
INDUSTRIALS — (Continued)
	Moog, Inc., Class A	9,335	$2,850,442
	MSA Safety, Inc.	13,202	2,338,734
	MSC Industrial Direct Co., Inc., Class A	20,378	1,718,681
	Mueller Industries, Inc.	21,548	2,933,545
	Mueller Water Products, Inc., Class A	29,792	806,469
*	MYR Group, Inc.	5,869	1,467,485
*	Nephros, Inc.	3,337	14,382
*	Nextpower, Inc., Class A	85,500	10,011,195
	NL Industries, Inc.	3,400	20,672
*	NN, Inc.	3,823	5,696
	Nordson Corp.	17,469	4,795,765
	Northrop Grumman Corp.	15,827	10,956,399
*	NPK International, Inc.	64,563	891,615
	nVent Electric PLC	50,940	5,718,524
*	NWPX Infrastructure, Inc.	1,100	74,195
	Old Dominion Freight Line, Inc.	14,795	2,562,494
	Omega Flex, Inc.	4,891	161,354
*	OPENLANE, Inc.	51,154	1,536,666
*	Optex Systems Holdings, Inc.	711	10,615
*	Orion Group Holdings, Inc.	4,256	52,008
	Oshkosh Corp.	24,608	3,539,123
	Otis Worldwide Corp.	54,344	4,642,064
	Owens Corning	5,453	653,488
	PACCAR, Inc.	127,944	15,725,597
*	PAMT Corp.	6,042	65,556
	Park Aerospace Corp.	14,265	349,350
	Parker-Hannifin Corp.	7,827	7,324,820
	Park-Ohio Holdings Corp.	3,500	78,960
*	Parsons Corp.	50,029	3,505,032
	Paychex, Inc.	90,415	9,324,499
	Paycom Software, Inc.	17,658	2,379,415
*	Paylocity Holding Corp.	23,986	3,237,630
	Pentair PLC	53,787	5,667,536
*	Pioneer Power Solutions, Inc.	3,818	16,303
	Pitney Bowes, Inc.	45,578	475,379
*	Planet Labs PBC	160,562	4,009,233
*	Plug Power, Inc.	48,943	103,514
	Powell Industries, Inc.	2,637	1,169,747
*	Power Solutions International, Inc.	2,037	145,971
	Preformed Line Products Co.	1,786	448,179

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Primoris Services Corp.	20,316	$3,011,847
*	Proto Labs, Inc.	10,185	536,240
	Quad/Graphics, Inc.	7,409	45,343
	Quanta Services, Inc.	12,053	5,720,715
*	Radiant Logistics, Inc.	10,535	70,901
*	RBC Bearings, Inc.	8,549	4,271,679
*	RCM Technologies, Inc.	4,300	89,483
	Regal Rexnord Corp.	11,978	1,934,447
*	Resideo Technologies, Inc.	72,923	2,498,342
	Resources Connection, Inc.	19,716	89,313
	REV Group, Inc.	27,233	1,740,189
	Robert Half, Inc.	5,687	196,827
*	Rocket Lab Corp.	45,436	3,638,061
	Rockwell Automation, Inc.	22,468	9,473,632
	Rollins, Inc.	38,571	2,443,087
	RTX Corp.	159,396	32,027,438
	Rush Enterprises, Inc. (RUSHA US), Class A	33,642	2,159,480
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	550,681
*	RXO, Inc.	13,761	200,635
	Ryder System, Inc.	12,008	2,296,890
*	Saia, Inc.	3,102	1,038,767
	Schneider National, Inc., Class B	18,301	491,199
	Science Applications International Corp.	25,532	2,598,136
	Sensata Technologies Holding PLC	25,874	894,982
*	Shoals Technologies Group, Inc., Class A	50,753	479,108
	Simpson Manufacturing Co., Inc.	13,581	2,400,849
*	SiteOne Landscape Supply, Inc.	12,564	1,803,437
*	Skillsoft Corp.	103	932
	Snap-on, Inc.	14,497	5,307,497
*	Southland Holdings, Inc.	4,528	8,422
*	SPX Technologies, Inc.	14,335	2,987,557
	SS&C Technologies Holdings, Inc.	88,272	7,228,594
	Standex International Corp.	4,182	1,003,680
	Stanley Black & Decker, Inc.	22,895	1,800,921
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	9,785	$3,502,149
*	Sunrun, Inc.	52,214	992,066
*	Symbotic, Inc.	8,226	447,248
*	TaskUS, Inc., Class A	6,019	65,005
*	Taylor Devices, Inc.	260	18,912
*	Team, Inc.	331	4,776
*	TechPrecision Corp.	1,969	9,392
	Tecnoglass, Inc.	8,735	427,229
	Tennant Co.	6,351	483,248
	Terex Corp.	26,702	1,522,014
	Tetra Tech, Inc.	78,559	2,958,532
	Textron, Inc.	51,863	4,567,056
*	Thermon Group Holdings, Inc.	13,041	590,105
*	TIC Solutions, Inc.	31,573	318,887
	Timken Co.	16,646	1,551,241
*	Titan International, Inc.	19,800	188,892
*	Titan Machinery, Inc.	12,204	198,559
	Toro Co.	30,090	2,753,235
	Trane Technologies PLC	28,702	12,071,487
*	Transcat, Inc.	2,388	144,020
	TransDigm Group, Inc.	6,441	9,194,785
	TransUnion	81,600	6,448,032
*	Trex Co., Inc.	18,825	779,731
	TriNet Group, Inc.	13,278	813,145
	Trinity Industries, Inc.	39,740	1,142,128
*	TrueBlue, Inc.	26,951	144,457
	Tutor Perini Corp.	27,914	2,202,135
	Twin Disc, Inc.	3,200	55,008
*	Uber Technologies, Inc.	242,610	19,420,930
	UFP Industries, Inc.	18,722	1,933,608
*	U-Haul Holding Co. (UHAL US)	8,590	485,765
	U-Haul Holding Co. (UHAL/B US)	71,499	3,668,614
	UL Solutions, Inc., Class A	15,206	1,067,917
*	Ultralife Corp.	1,376	8,779
	UniFirst Corp.	2,851	612,965
	United Parcel Service, Inc., Class B	46,012	4,887,395
	United Rentals, Inc.	22,156	17,327,321
	Universal Logistics Holdings, Inc.	7,757	124,190
#*	Upwork, Inc.	61,455	1,230,944
*	V2X, Inc.	8,132	559,726
	Valmont Industries, Inc.	4,449	1,982,296
	Veralto Corp.	48,419	4,792,513
	Verisk Analytics, Inc.	38,353	8,340,243
*	Verra Mobility Corp.	69,692	1,345,056
	Vertiv Holdings Co., Class A	31,735	5,908,422

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Vestis Corp.	15,910	$103,892
*	Vicor Corp.	3,380	532,925
	VSE Corp.	7,084	1,548,350
	Wabash National Corp.	13,445	136,198
	Watsco, Inc. (WSO US)	7,739	2,990,737
	Watts Water Technologies, Inc., Class A	9,849	2,947,904
	Werner Enterprises, Inc.	3,285	112,511
	WESCO International, Inc.	27,574	7,980,743
	Westinghouse Air Brake Technologies Corp.	35,139	8,086,889
*	Willdan Group, Inc.	5,179	653,590
	Willis Lease Finance Corp.	3,285	598,790
	WillScot Holdings Corp.	77,514	1,552,605
	Woodward, Inc.	16,317	5,186,195
	Worthington Enterprises, Inc.	8,568	476,124
	WW Grainger, Inc.	10,298	11,121,222
*	XPO, Inc.	24,638	3,649,134
	Xylem, Inc.	38,012	5,240,714
	Zurn Elkay Water Solutions Corp.	32,016	1,476,258
TOTAL INDUSTRIALS			1,076,171,058
INFORMATION TECHNOLOGY — (26.1%)
	A10 Networks, Inc.	23,192	404,468
	Accenture PLC, Class A	67,116	17,694,462
*	ACCESS Newswire, Inc.	1,103	9,530
*	ACI Worldwide, Inc.	33,196	1,439,379
*	ACM Research, Inc., Class A	300	17,436
	Adeia, Inc.	43,637	789,393
*	Adobe, Inc.	44,052	12,918,249
	Advanced Energy Industries, Inc.	7,617	1,945,077
*	Advanced Micro Devices, Inc.	124,524	29,478,567
*	Agilysys, Inc.	6,275	544,356
*	Alarm.com Holdings, Inc.	12,422	605,945
*	Ambarella, Inc.	1,946	124,622
	Amdocs Ltd.	38,958	3,192,219
	Amphenol Corp., Class A	90,643	13,059,843
*	Amtech Systems, Inc.	2,892	48,615
	Analog Devices, Inc.	20,148	6,263,610
*	Appfolio, Inc., Class A	6,051	1,148,964
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Apple, Inc.	1,820,814	$472,464,817
	Applied Materials, Inc.	98,382	31,710,486
*	AppLovin Corp., Class A	50,092	23,699,026
*	Arista Networks, Inc.	90,513	12,829,313
*	Arrow Electronics, Inc.	23,204	3,074,298
*	ASGN, Inc.	16,104	838,857
*	AstroNova, Inc.	663	6,027
*	Atlassian Corp., Class A	10,969	1,296,316
#*	Aurora Innovation, Inc.	139,678	586,648
*	Autodesk, Inc.	37,701	9,533,452
*	AvePoint, Inc.	31,755	369,311
	Avnet, Inc.	51,291	3,200,045
*	Aware, Inc.	44,400	80,364
*	Axcelis Technologies, Inc.	9,656	850,404
	Badger Meter, Inc.	4,137	606,401
	Bel Fuse, Inc. (BELFA US), Class A	158	29,032
	Bel Fuse, Inc. (BELFB US), Class B	2,606	524,301
	Belden, Inc.	8,794	1,033,383
	Benchmark Electronics, Inc.	15,479	807,075
	Bentley Systems, Inc., Class B	64,927	2,280,236
*	Bill Holdings, Inc.	16,349	705,786
*	BK Technologies Corp.	207	15,790
*	Blackbaud, Inc.	12,890	692,193
#*	BlackLine, Inc.	13,324	619,166
*	Box, Inc., Class A	39,920	1,011,972
	Broadcom, Inc.	485,056	160,699,053
*	C3.ai, Inc., Class A	43,057	474,058
*	Cadence Design Systems, Inc.	18,473	5,474,658
*	Calix, Inc.	13,329	595,406
*	CCC Intelligent Solutions Holdings, Inc.	192,370	1,458,165
	CDW Corp.	33,707	4,260,228
*	Cerence, Inc.	13,161	149,114
*	CEVA, Inc.	10,196	215,034
*	Ciena Corp.	36,993	9,315,207
#*	Cipher Mining, Inc.	81,388	1,298,952
*	Cirrus Logic, Inc.	16,433	2,141,877
	Cisco Systems, Inc.	455,202	35,651,421
*	Cleanspark, Inc.	34,353	406,740
	Clear Secure, Inc., Class A	22,532	734,994
*	Clearfield, Inc.	2,900	86,333
	Climb Global Solutions, Inc.	980	116,218
	Cognex Corp.	35,938	1,392,238

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Cognizant Technology Solutions Corp., Class A	82,944	$6,806,385
*	Cohu, Inc.	10,806	308,403
*	Commvault Systems, Inc.	3,542	303,549
*	Consensus Cloud Solutions, Inc.	5,537	118,270
*	Corsair Gaming, Inc.	10,405	53,065
	Crane NXT Co.	11,637	587,901
*	Credo Technology Group Holding Ltd.	26,279	3,292,233
*	Crexendo, Inc.	3,157	22,099
*	Crowdstrike Holdings, Inc., Class A	8,251	3,642,033
*	CS Disco, Inc.	7,679	47,994
	CSP, Inc.	1,100	12,562
*	CVD Equipment Corp.	115	553
*	Daily Journal Corp.	490	287,321
*	Daktronics, Inc.	24,371	564,189
*	Data I/O Corp.	4,622	14,328
*	Datadog, Inc., Class A	29,441	3,807,310
	Dell Technologies, Inc., Class C	35,057	4,011,923
*	Diebold Nixdorf, Inc.	6,843	472,235
*	Digi International, Inc.	14,309	616,289
*	Digital Turbine, Inc.	25,792	134,634
*	Docusign, Inc.	37,844	1,988,324
	Dolby Laboratories, Inc., Class A	16,424	1,054,257
*	Dropbox, Inc., Class A	53,693	1,368,098
*	DXC Technology Co.	44,408	640,807
*	Dynatrace, Inc.	91,501	3,485,273
*	eGain Corp.	5,400	55,458
*	Electro-Sensors, Inc.	1,026	4,432
	Entegris, Inc.	9,523	1,124,381
*	EPAM Systems, Inc.	16,812	3,506,983
	ePlus, Inc.	7,964	683,391
*	F5, Inc.	19,800	5,457,078
*	Fair Isaac Corp.	3,053	4,467,058
*	Five9, Inc.	6,627	117,033
*	Flex Ltd.	72,882	4,594,481
*	FormFactor, Inc.	18,445	1,300,188
*	Fortinet, Inc.	126,155	10,251,355
	Franklin Wireless Corp.	1,509	6,202
*	Frequency Electronics, Inc.	619	32,547
*	Gartner, Inc.	15,549	3,259,226
	Gen Digital, Inc.	209,749	5,031,879
*	Globant SA	4,455	297,950
*	GoDaddy, Inc., Class A	25,788	2,592,210
*	Grid Dynamics Holdings, Inc.	21,687	179,351
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Guidewire Software, Inc.	15,197	$2,139,130
	Hackett Group, Inc.	10,635	194,089
*	Harmonic, Inc.	37,729	366,726
	Hewlett Packard Enterprise Co.	418,580	9,007,842
	HP, Inc.	155,240	3,017,866
*	HubSpot, Inc.	3,347	937,160
*	I3 Verticals, Inc., Class A	7,391	164,154
*	Ichor Holdings Ltd.	8,681	263,382
#*	indie Semiconductor, Inc., Class A	72,735	298,213
	Information Services Group, Inc.	10,339	57,588
*	Insight Enterprises, Inc.	12,393	1,041,260
*	Intel Corp.	214,797	9,981,617
*	Intellicheck, Inc.	3,718	21,118
*	Intellinetics, Inc.	379	3,115
#	InterDigital, Inc.	7,345	2,397,702
	International Business Machines Corp.	130,604	40,056,247
	Intuit, Inc.	27,257	13,599,062
*	Inuvo, Inc.	1,870	3,890
#*	IonQ, Inc.	18,007	719,920
*	IPG Photonics Corp.	2,922	270,022
*	Itron, Inc.	16,370	1,621,940
	Jabil, Inc.	4,669	1,107,440
*»	Jamf Holding Corp.	7,815	101,986
*	Keysight Technologies, Inc.	15,904	3,440,512
*	Kimball Electronics, Inc.	4,836	146,096
	KLA Corp.	19,117	27,297,929
*	Klaviyo, Inc., Class A	7,051	156,603
	Kulicke & Soffa Industries, Inc.	14,363	823,431
*	KVH Industries, Inc.	1,119	7,475
*	Kyndryl Holdings, Inc.	55,335	1,272,705
	Lam Research Corp.	94,344	22,025,550
*	Lantronix, Inc.	3,255	21,613
#*	Lattice Semiconductor Corp.	16,561	1,333,492
*	LGL Group, Inc.	400	2,892
#*	Life360, Inc.	10,158	581,952
*	LiveRamp Holdings, Inc.	23,893	581,795
*	Lumentum Holdings, Inc.	1	392
*	MACOM Technology Solutions Holdings, Inc.	6,947	1,521,810
*	Manhattan Associates, Inc.	11,871	1,792,640
	Marvell Technology, Inc.	81,030	6,394,888
*	MaxLinear, Inc.	24,765	429,673

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Methode Electronics, Inc.	16,000	$127,840
	Microsoft Corp.	404,871	174,211,943
#*	Mirion Technologies, Inc.	80,775	2,006,451
*	Mitek Systems, Inc.	19,733	197,725
	MKS, Inc.	10,722	2,524,066
*	MongoDB, Inc.	13,418	4,982,506
#	Monolithic Power Systems, Inc.	2,668	2,999,232
	Motorola Solutions, Inc.	23,530	9,471,766
*	M-Tron Industries, Inc.	314	20,485
*	N-able, Inc.	371	2,252
	Napco Security Technologies, Inc.	7,858	289,882
*	nCino, Inc.	30,284	646,563
*	NCR Voyix Corp.	25,739	255,331
	NetApp, Inc.	61,353	5,911,362
*	NETGEAR, Inc.	11,673	244,082
*	NetScout Systems, Inc.	17,682	491,736
*	NetSol Technologies, Inc.	26,556	94,539
*	Nortech Systems, Inc.	126	1,075
*	Novanta, Inc.	8,769	1,179,781
*	Nutanix, Inc., Class A	65,376	2,571,238
	NVIDIA Corp.	3,001,579	573,691,794
*	Okta, Inc.	53,264	4,499,743
*	ON24, Inc.	32,970	262,771
	OneSpan, Inc.	14,569	171,623
*	Onto Innovation, Inc.	1,444	291,760
*	Optical Cable Corp.	1,610	7,937
	Oracle Corp.	142,177	23,399,491
*	Palantir Technologies, Inc., Class A	104,386	15,301,944
#*	Palo Alto Networks, Inc.	48,739	8,625,341
*	PAR Technology Corp.	16,642	436,187
	PC Connection, Inc.	13,067	768,470
*	PDF Solutions, Inc.	9,700	308,945
	Pegasystems, Inc.	52,808	2,307,182
*	Penguin Solutions, Inc.	19,446	373,558
*	Photronics, Inc.	20,014	691,884
*»	Pivotal Software, Inc.	6,142	0
*	Plexus Corp.	6,601	1,315,777
*	Porch Group, Inc.	25,987	205,037
	Power Integrations, Inc.	9,948	457,011
*	Powerfleet, Inc. NJ	40,837	208,677
*	Progress Software Corp.	12,796	523,612
*	PTC, Inc.	31,961	4,990,071
*	Pure Storage, Inc., Class A	33,978	2,362,830
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Q2 Holdings, Inc.	12,263	$751,109
	Qnity Electronics, Inc.	27,725	2,666,590
	QUALCOMM, Inc.	189,184	28,678,403
*	Qualys, Inc.	6,762	891,908
	Ralliant Corp.	29,585	1,567,117
*	Rambus, Inc.	31,354	3,569,026
	Red Violet, Inc.	1,433	65,173
*	Research Solutions, Inc.	1,852	5,278
*	RF Industries Ltd.	3,146	30,705
*	Ribbon Communications, Inc.	11,503	30,138
	Richardson Electronics Ltd.	500	6,045
*	Rimini Street, Inc.	5,826	20,100
*	RingCentral, Inc., Class A	19,509	504,893
*	Riot Platforms, Inc.	78,389	1,212,678
	Roper Technologies, Inc.	15,963	5,925,944
*	Rubrik, Inc., Class A	900	50,355
	Salesforce, Inc.	71,951	15,274,478
*	Samsara, Inc., Class A	9,133	256,181
*	ScanSource, Inc.	10,764	462,744
*	Semtech Corp.	3,358	267,800
*	SentinelOne, Inc., Class A	79,907	1,117,100
*	ServiceNow, Inc.	61,535	7,200,210
*	Silicon Laboratories, Inc.	8,396	1,196,010
*	SiTime Corp.	2,298	834,427
*	Sono-Tek Corp.	3,001	12,334
*	SoundThinking, Inc.	2,086	14,560
*	Sprinklr, Inc., Class A	33,445	213,379
*	SPS Commerce, Inc.	6,511	581,172
#*	Super Micro Computer, Inc.	125,174	3,643,815
*	Synaptics, Inc.	14,735	1,215,785
*	Synchronoss Technologies, Inc.	12,000	105,600
*	Synopsys, Inc.	13,408	6,236,262
*	Tao Synergies, Inc.	1,856	7,925
	TD SYNNEX Corp.	28,903	4,586,039
	TE Connectivity PLC	33,317	7,422,361
*	Teledyne Technologies, Inc.	5,718	3,546,875
*	Telos Corp.	27,232	148,687
*	Teradata Corp.	23,970	683,624
	Teradyne, Inc.	18,445	4,446,167
*	Trimble, Inc.	65,300	4,414,280
*	Trio-Tech International	3,584	20,178
*	Turtle Beach Corp.	3,172	37,937
*	Twilio, Inc., Class A	53,626	6,459,788
*	Tyler Technologies, Inc.	8,672	3,203,437

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	UiPath, Inc., Class A	74,574	$938,887
*	Ultra Clean Holdings, Inc.	6,977	304,755
*	Unity Software, Inc.	135,042	3,929,722
	Universal Display Corp.	10,575	1,214,221
*	Veeco Instruments, Inc.	16,042	500,992
*	Vertex, Inc., Class A	1,493	27,695
*	Viasat, Inc.	37,958	1,714,563
*	Viavi Solutions, Inc.	40,117	981,262
*	Vistance Networks, Inc.	35,765	643,770
	Vontier Corp.	65,572	2,458,950
*	WidePoint Corp.	3,408	22,459
*	Workday, Inc., Class A	24,722	4,341,925
#	Xerox Holdings Corp.	36,283	79,460
*	Xperi, Inc.	22,459	127,118
*	Yext, Inc.	35,168	251,803
*	Zebra Technologies Corp., Class A	14,897	3,500,497
#*	Zeta Global Holdings Corp., Class A	32,133	597,031
*	Zoom Communications, Inc.	54,532	5,022,397
*	Zscaler, Inc.	7,378	1,475,674
TOTAL INFORMATION TECHNOLOGY			2,111,972,583
MATERIALS — (2.3%)
	Albemarle Corp.	31,490	5,373,139
	Amcor PLC	113,367	5,016,490
*	American Vanguard Corp.	32,321	164,191
*	Ampco-Pittsburgh Corp.	6,695	37,291
	AptarGroup, Inc.	22,814	2,850,609
	Ardagh Metal Packaging SA	41,916	184,011
	Ashland, Inc.	3,642	222,745
*	Aspen Aerogels, Inc.	9,429	31,776
	Avery Dennison Corp.	26,911	4,992,260
	Avient Corp.	40,822	1,475,715
*	Axalta Coating Systems Ltd.	117,733	3,953,474
	Balchem Corp.	10,968	1,866,425
	Ball Corp.	70,207	3,992,672
	Caledonia Mining Corp. PLC	1,217	33,394
	Celanese Corp.	2,408	107,011
*	Coeur Mining, Inc.	45,578	931,614
	Commercial Metals Co.	23,386	1,797,682
*	Compass Minerals International, Inc.	6,323	157,949
		Shares	Value†
MATERIALS — (Continued)
*	Core Molding Technologies, Inc.	648	$12,649
	Corteva, Inc.	140,491	10,227,745
	Crown Holdings, Inc.	44,148	4,621,413
	DuPont de Nemours, Inc.	55,450	2,435,364
	Ecolab, Inc.	46,078	12,993,535
	Element Solutions, Inc.	146,782	4,271,356
	Flexible Solutions International, Inc.	3,279	18,920
*	Flotek Industries, Inc.	15,771	273,942
	Graphic Packaging Holding Co.	58,275	853,729
	Greif, Inc. (GEF US), Class A	13,296	938,963
	Greif, Inc. (GEF/B US), Class B	1,339	111,378
	Hawkins, Inc.	10,913	1,421,418
	HB Fuller Co.	21,660	1,301,766
	Hecla Mining Co.	234,563	5,282,359
	Huntsman Corp.	33,125	358,412
*	Ingevity Corp.	8,405	552,965
	Innospec, Inc.	8,784	717,828
	International Flavors & Fragrances, Inc.	34,071	2,378,496
*	Intrepid Potash, Inc.	1,876	61,608
*	Ivanhoe Electric, Inc.	23,561	402,657
	Kaiser Aluminum Corp.	3,297	404,278
*	Knife River Corp.	19,911	1,337,422
	Koppers Holdings, Inc.	9,150	269,559
	Louisiana-Pacific Corp.	20,455	1,712,902
	Materion Corp.	8,010	1,107,623
#*	McEwen, Inc.	9,554	230,729
	Minerals Technologies, Inc.	12,744	838,045
	Mosaic Co.	13,156	361,790
#*	MP Materials Corp.	38,889	2,285,506
	Myers Industries, Inc.	11,436	236,382
	NewMarket Corp.	2,791	1,872,175
	Newmont Corp.	118,892	13,357,516
	Nexa Resources SA	1,219	15,372
	Northern Technologies International Corp.	100	906
	Nucor Corp.	17	3,021
	Olympic Steel, Inc.	6,698	322,107
	Packaging Corp. of America	18,075	4,022,591
*	Perimeter Solutions, Inc.	82,328	2,152,877
	PPG Industries, Inc.	76,949	8,897,613
	Quaker Chemical Corp.	4,924	757,016
*	Ranpak Holdings Corp.	39,464	198,899

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Reliance, Inc.	28,644	$9,438,198
††	Resolute Forest Products, Inc.	1,960	522
	Royal Gold, Inc.	33,152	8,729,253
	RPM International, Inc.	63,284	6,768,857
#	Ryerson Holding Corp.	20,312	573,205
	Scotts Miracle-Gro Co.	14,925	958,483
	Sealed Air Corp.	65,137	2,727,938
	Sensient Technologies Corp.	13,086	1,236,889
	Sherwin-Williams Co.	48,552	17,218,481
	Silgan Holdings, Inc.	37,999	1,639,657
	Smurfit WestRock PLC	46,457	1,934,005
*	Solstice Advanced Materials, Inc.	1,249	77,151
	Sonoco Products Co.	20,183	968,784
#	Southern Copper Corp.	5,197	989,093
	Steel Dynamics, Inc.	26,868	4,824,687
	Stepan Co.	4,362	251,295
	Sylvamo Corp.	9,750	477,165
	TriMas Corp.	27,366	951,516
	Vulcan Materials Co.	20,654	6,207,353
	Worthington Steel, Inc.	23,049	927,261
TOTAL MATERIALS			189,709,073
REAL ESTATE — (0.4%)
*	AMREP Corp.	308	6,400
*	CBRE Group, Inc., Class A	53,952	9,189,644
*	Compass, Inc., Class A	165,159	2,067,791
*	CoStar Group, Inc.	39,190	2,410,185
*	Cushman & Wakefield Ltd.	76,231	1,253,238
*	Douglas Elliman, Inc.	37,600	101,520
#	eXp World Holdings, Inc.	2,290	20,702
*	Five Point Holdings LLC, Class A	17,500	92,925
*	Forestar Group, Inc.	3,145	81,833
*	FRP Holdings, Inc.	237	5,667
*	Howard Hughes Holdings, Inc.	5,186	423,489
*	Jones Lang LaSalle, Inc.	18,949	6,782,036
	Marcus & Millichap, Inc.	16,545	450,024
*	Maui Land & Pineapple Co., Inc.	154	2,638
		Shares	Value†
REAL ESTATE — (Continued)
	Newmark Group, Inc., Class A	54,952	$979,794
*	RE/MAX Holdings, Inc., Class A	4,369	33,991
*	Seaport Entertainment Group, Inc.	3,179	60,051
*	Zillow Group, Inc. (Z US), Class C	70,680	4,454,960
*	Zillow Group, Inc. (ZG US), Class A	16,589	1,032,499
TOTAL REAL ESTATE			29,449,387
UTILITIES — (0.7%)
	American States Water Co.	15,145	1,104,979
	American Water Works Co., Inc.	46,585	6,015,521
	Artesian Resources Corp., Class A	381	12,710
	Atmos Energy Corp.	28,081	4,670,994
	California Water Service Group	24,812	1,109,096
	Chesapeake Utilities Corp.	3,070	395,048
	Consolidated Edison, Inc.	39,705	4,233,744
	Consolidated Water Co. Ltd.	2,963	112,238
	Constellation Energy Corp.	11,084	3,111,057
	Edison International	112,106	6,981,962
	Essential Utilities, Inc.	41,595	1,613,470
	Eversource Energy	109,310	7,556,600
	Exelon Corp.	134,487	6,022,328
	Genie Energy Ltd., Class B	21,350	293,990
	H2O America	11,828	615,529
	MDU Resources Group, Inc.	14,920	306,009
	Middlesex Water Co.	3,826	200,406
	New Jersey Resources Corp.	58,484	2,893,788
	Northwest Natural Holding Co.	15,536	723,356
	ONE Gas, Inc.	15,762	1,254,025
	Ormat Technologies, Inc.	23,121	2,888,738
	Public Service Enterprise Group, Inc.	8,643	711,837
*	Pure Cycle Corp.	11,593	134,247
	RGC Resources, Inc.	517	11,224
	Southwest Gas Holdings, Inc.	26,475	2,192,660
	Spire, Inc.	21,510	1,817,380
	UGI Corp.	74,014	2,968,702
	Unitil Corp.	4,502	229,197

U.S. Sustainability Core 1 Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
York Water Co.	1,961	$65,850
TOTAL UTILITIES		60,246,685
TOTAL COMMON STOCKS		8,025,073,247
RIGHTS/WARRANTS — (0.0%)
CONSUMER DISCRETIONARY — (0.0%)
*» GameStop Corp. Warrants 10/30/2026	2,215	8,638
*» Rent the Runway, Inc.	319	707
TOTAL CONSUMER DISCRETIONARY		9,345
TOTAL RIGHTS/WARRANTS		9,345
TOTAL INVESTMENT SECURITIES (Cost $3,577,630,773)		8,025,082,592

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.1%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	12,362,728	$12,362,728
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	6,211,728	71,851,062
TOTAL INVESTMENTS — (100.0%)
(Cost $3,661,844,312)^^			$8,109,296,382
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$879,112,566	—	—	$879,112,566
Consumer Discretionary	940,711,791	—	—	940,711,791
Consumer Staples	356,677,260	—	—	356,677,260
Energy	126,282,437	—	—	126,282,437
Financials	1,417,325,656	—	—	1,417,325,656
Health Care	837,270,867	—	$143,884	837,414,751
Industrials	1,076,159,136	$11,922	—	1,076,171,058
Information Technology	2,111,870,597	101,986	—	2,111,972,583
Materials	189,708,551	—	522	189,709,073
Real Estate	29,449,387	—	—	29,449,387
Utilities	60,246,685	—	—	60,246,685
Rights/Warrants
Consumer Discretionary	—	9,345	—	9,345
Temporary Cash Investments	12,362,728	—	—	12,362,728
Securities Lending Collateral	—	71,851,062	—	71,851,062
Total Investments in Securities	$8,037,177,661	$71,974,315	$144,406˂˃	$8,109,296,382

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (2.3%)
*	Angi, Inc.	12,792	$166,040
*	Anterix, Inc.	2,313	60,751
	Array Digital Infrastructure, Inc.	15,565	750,077
	ATN International, Inc.	4,582	110,839
*	Bandwidth, Inc., Class A	8,289	115,797
*	Boston Omaha Corp., Class A	7,432	90,745
	Cable One, Inc.	770	62,362
*	Cars.com, Inc.	23,754	269,845
*	DHI Group, Inc.	3,288	5,721
*	DoubleVerify Holdings, Inc.	23,135	250,321
	Entravision Communications Corp., Class A	3,100	9,331
*	Eventbrite, Inc., Class A	1,138	5,030
*	EW Scripps Co., Class A	30,001	100,503
*	Gambling.com Group Ltd.	5,426	25,882
*	GCI Liberty, Inc. (GLBKV US), Class C	14,118	522,225
*	GCI Liberty, Inc. (GLIBA US), Class A	1,477	55,343
	Gray Media, Inc. GTN US	28,773	129,766
	John Wiley & Sons, Inc. (WLY US), Class A	12,664	395,497
*	Liberty Global Ltd. (LBTYA US), Class A	36,793	408,034
*	Liberty Global Ltd. (LBTYK US), Class C	39,769	440,641
*	Liberty Latin America Ltd. (LILA US), Class A	12,140	93,721
*	Liberty Latin America Ltd. (LILAK US), Class C	51,698	402,210
*	Magnite, Inc.	32,536	470,796
	Marcus Corp.	7,615	114,910
	National CineMedia, Inc.	6,208	22,411
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	Nexstar Media Group, Inc.	10,134	$2,152,259
	Paramount Skydance Corp., Class B	14,404	161,469
*	PubMatic, Inc., Class A	8,521	61,862
*	Reservoir Media, Inc.	12,049	90,970
	Scholastic Corp.	9,082	317,598
	Shenandoah Telecommunications Co.	4,200	49,854
	Shutterstock, Inc.	4,436	88,055
	Sinclair, Inc.	11,765	170,710
	Sirius XM Holdings, Inc.	35,690	726,292
	Spok Holdings, Inc.	3,568	49,131
*	Stagwell, Inc.	45,882	275,751
	TEGNA, Inc.	46,978	900,099
	Telephone & Data Systems, Inc.	31,294	1,412,298
*	TripAdvisor, Inc.	29,828	396,414
*	Vivid Seats, Inc., Class A	1,138	8,296
*	Yelp, Inc.	17,782	486,871
*	Ziff Davis, Inc.	15,616	596,844
*	ZoomInfo Technologies, Inc.	62,080	499,744
TOTAL COMMUNICATION SERVICES			13,523,315
CONSUMER DISCRETIONARY — (15.9%)
*	Abercrombie & Fitch Co., Class A	4,398	429,377
	Academy Sports & Outdoors, Inc.	21,145	1,163,186
*	Adient PLC	7,406	154,045
	ADT, Inc.	235,576	1,884,608
*	Adtalem Global Education, Inc.	15,236	1,577,688
*	American Axle & Manufacturing Holdings, Inc.	46,916	373,921
	American Eagle Outfitters, Inc.	51,762	1,206,572
*	American Public Education, Inc.	5,674	237,060
	Aramark	56,919	2,190,812
	Arko Corp.	30,226	160,500
*	Asbury Automotive Group, Inc.	7,686	1,802,444
	Autoliv, Inc.	3,176	385,058
*	AutoNation, Inc.	10,667	2,186,522

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bassett Furniture Industries, Inc.	2,964	$46,831
*	Beazer Homes USA, Inc.	3,161	68,183
*	Birkenstock Holding PLC	43,662	1,648,677
*	BJ's Restaurants, Inc.	7,274	304,199
	Bloomin' Brands, Inc.	20,600	123,600
	BorgWarner, Inc.	70,450	3,340,034
	Brunswick Corp.	19,261	1,545,117
*	Caesars Entertainment, Inc.	44,221	915,375
*	Callaway Golf Co.	24,209	347,399
*	Capri Holdings Ltd.	3,991	90,077
*	CarMax, Inc.	28,249	1,258,210
	Carriage Services, Inc.	3,320	142,461
	Carter's, Inc.	14,222	492,223
*	Cato Corp., Class A	3,503	10,684
	Century Communities, Inc.	9,462	595,917
*	Champion Homes, Inc.	9,236	723,918
*	Citi Trends, Inc.	2,972	128,242
	Columbia Sportswear Co.	10,353	572,314
	Cricut, Inc., Class A	7,975	35,648
*	Crocs, Inc.	8,181	686,550
*	Culp, Inc.	1,307	4,601
	Dana, Inc.	41,049	1,186,316
	Designer Brands, Inc., Class A	2,651	16,807
	Dillard's, Inc., Class A	533	323,829
*	Dorman Products, Inc.	6,657	826,799
*	Dream Finders Homes, Inc., Class A	13,847	254,646
*	El Pollo Loco Holdings, Inc.	10,787	109,272
	Escalade, Inc.	2,840	41,294
	Ethan Allen Interiors, Inc.	7,188	164,821
*	European Wax Center, Inc., Class A	10,200	40,086
*	First Watch Restaurant Group, Inc.	16,339	261,261
	Flexsteel Industries, Inc.	1,294	51,799
*	Floor & Decor Holdings, Inc., Class A	17,941	1,183,388
*	Funko, Inc., Class A	5,205	21,132
	Gap, Inc.	119,066	3,331,467
*	Genesco, Inc.	3,333	96,424
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Gentex Corp.	51,036	$1,174,338
*	Gentherm, Inc.	1,529	48,867
*	GigaCloud Technology, Inc., Class A	442	17,649
	G-III Apparel Group Ltd.	13,642	400,393
*	Global Business Travel Group I	5,859	40,134
	Gold.com, Inc.	3,086	160,009
	Golden Entertainment, Inc.	3,441	92,632
*	Goodyear Tire & Rubber Co.	113,082	1,064,102
	Graham Holdings Co., Class B	1,065	1,242,461
*	Green Brick Partners, Inc.	12,789	887,429
	Group 1 Automotive, Inc.	4,995	1,769,529
	Hamilton Beach Brands Holding Co., Class A	3,030	57,843
	Harley-Davidson, Inc.	31,608	625,838
	Haverty Furniture Cos., Inc. (HVT US)	4,883	123,638
*	Helen of Troy Ltd.	796	13,182
*	Hilton Grand Vacations, Inc.	22,673	1,022,779
	Hooker Furnishings Corp.	1,717	22,785
*	Hovnanian Enterprises, Inc., Class A	1,507	169,764
	J Jill, Inc.	3,222	50,295
	JAKKS Pacific, Inc.	2,878	52,581
	Johnson Outdoors, Inc., Class A	534	24,238
	KB Home	18,185	1,046,365
	Kohl's Corp.	44,344	774,690
	Krispy Kreme, Inc.	19,187	60,439
*	Lands' End, Inc.	2,739	48,645
*	Latham Group, Inc.	20,733	130,411
	La-Z-Boy, Inc.	12,947	471,400
	LCI Industries	6,955	1,020,229
	Lear Corp.	20,504	2,400,813
*	Legacy Housing Corp.	7,050	146,287
*	LGI Homes, Inc.	5,065	253,807
*	Liberty Live Holdings, Inc., Class A	2,178	175,198
*	Liberty Live Holdings, Inc., Class C	1,982	163,674
*	Life Time Group Holdings, Inc.	49,656	1,448,466
	Lifetime Brands, Inc.	4,015	12,647

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lithia Motors, Inc.	9,587	$3,100,819
	LKQ Corp.	102,151	3,355,660
*	Lovesac Co.	1,539	20,499
	Macy's, Inc.	105,090	2,103,902
*	Malibu Boats, Inc., Class A	2,401	78,033
	Marine Products Corp.	4,814	46,503
	Marriott Vacations Worldwide Corp.	6,223	337,971
*	MasterCraft Boat Holdings, Inc.	4,007	86,271
*	Mattel, Inc.	100,208	2,093,345
	Matthews International Corp., Class A	8,137	213,922
*	MGM Resorts International	4,892	164,078
*	Mister Car Wash, Inc.	59,416	329,759
*	Mohawk Industries, Inc.	17,686	2,093,669
	Monarch Casino & Resort, Inc.	1,391	127,318
	Monro, Inc.	6,000	112,320
*	Motorcar Parts of America, Inc.	7,082	88,029
	Movado Group, Inc.	2,161	49,271
*	National Vision Holdings, Inc.	21,814	574,799
	Newell Brands, Inc.	71,015	301,814
	OneSpaWorld Holdings Ltd.	8,792	172,763
	Oxford Industries, Inc.	1,027	37,845
#	Patrick Industries, Inc.	10,061	1,269,396
	Penske Automotive Group, Inc.	14,164	2,220,774
	Perdoceo Education Corp.	20,573	658,953
*	Petco Health & Wellness Co., Inc.	24,451	65,773
	Phinia, Inc.	15,197	1,081,570
#	Polaris, Inc.	7,733	493,675
*	Portillo's, Inc., Class A	8,752	49,449
*	Pursuit Attractions & Hospitality, Inc.	984	34,174
	PVH Corp.	7,939	495,076
	RCI Hospitality Holdings, Inc.	1,296	31,156
	Rocky Brands, Inc.	2,544	81,891
*	Sally Beauty Holdings, Inc.	29,185	444,196
	Shoe Carnival, Inc.	8,081	154,024
	Signet Jewelers Ltd.	13,208	1,218,702
	Sonic Automotive, Inc., Class A	7,204	431,952
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Standard Motor Products, Inc.	6,747	$269,408
	Steven Madden Ltd.	13,650	598,962
	Strategic Education, Inc.	7,143	607,298
*	Strattec Security Corp.	1,052	83,234
*	Stride, Inc.	10,327	873,664
*	Target Hospitality Corp.	13,643	94,000
*	Taylor Morrison Home Corp.	38,627	2,354,316
	Thor Industries, Inc.	20,886	2,336,517
#*	Tilly's, Inc., Class A	201	295
	Toll Brothers, Inc.	33,070	4,778,284
*	Tri Pointe Homes, Inc.	27,021	901,150
*	Under Armour, Inc. (UAA US), Class A	41,577	256,530
	Upbound Group, Inc.	22,889	432,602
*	Urban Outfitters, Inc.	26,372	1,868,456
*	Vera Bradley, Inc.	3,367	8,081
	Visteon Corp.	10,787	980,107
	Weyco Group, Inc.	3,084	97,516
#	Whirlpool Corp.	9,052	724,069
	Winnebago Industries, Inc.	3,102	142,413
*	Zumiez, Inc.	5,063	124,600
TOTAL CONSUMER DISCRETIONARY			93,705,804
CONSUMER STAPLES — (5.0%)
	Albertsons Cos., Inc., Class A	149,678	2,492,139
	Andersons, Inc.	10,801	669,554
*	Boston Beer Co., Inc. , Class A	1,840	393,061
	Brown-Forman Corp. (BF/A US), Class A	16,208	451,069
	Brown-Forman Corp. (BFB US), Class B	54,992	1,505,131
	Calavo Growers, Inc.	2,115	53,806
#	Campbell's Co.	83,127	2,325,893
*	Central Garden & Pet Co. (CENT US)	3,200	108,256
*	Central Garden & Pet Co. (CENTA US), Class A	15,767	483,574
	Conagra Brands, Inc.	112,134	2,075,600
*	Coty, Inc., Class A	90,378	286,498
	Dole PLC	37,601	598,984
	Flowers Foods, Inc.	51,761	591,628
*	Freshpet, Inc.	345	24,047
	Ingles Markets, Inc., Class A	4,152	310,819
	Ingredion, Inc.	20,635	2,436,993
	Interparfums, Inc.	6,362	620,740

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	J&J Snack Foods Corp.	2,600	$247,000
	J.M. Smucker Co.	32,023	3,357,932
	John B Sanfilippo & Son, Inc.	2,546	205,971
	Lamb Weston Holdings, Inc.	1,635	75,096
	Limoneira Co.	779	11,218
*	Maplebear, Inc.	22,428	833,424
*	Medifast, Inc.	755	8,637
*	Mission Produce, Inc.	18,175	244,635
	Molson Coors Beverage Co., Class B	73,240	3,518,450
	Natural Grocers by Vitamin Cottage, Inc.	6,830	186,596
*	Nature's Sunshine Products, Inc.	5,004	126,201
	Nu Skin Enterprises, Inc., Class A	4,471	47,437
	Oil-Dri Corp. of America	4,158	251,767
	PriceSmart, Inc.	8,700	1,237,227
	Reynolds Consumer Products, Inc.	46,482	1,076,988
*	Seneca Foods Corp. (SENEA US), Class A	1,783	212,765
*	Simply Good Foods Co.	10,726	201,327
	Spectrum Brands Holdings, Inc.	6,675	425,264
	Tootsie Roll Industries, Inc.	6,000	227,280
*	TreeHouse Foods, Inc.	13,059	321,774
*	United Natural Foods, Inc.	17,075	635,702
	Utz Brands, Inc.	7,011	73,896
	Village Super Market, Inc., Class A	4,119	146,884
»	Walgreens Boots Alliance, Inc.	18,138	9,613
	Weis Markets, Inc.	7,829	557,033
TOTAL CONSUMER STAPLES			29,667,909
ENERGY — (3.5%)
	Archrock, Inc.	44,499	1,316,725
	Atlas Energy Solutions, Inc.	15,403	179,753
*	Bristow Group, Inc.	11,433	502,595
	Cactus, Inc., Class A	13,365	751,514
*	Clean Energy Fuels Corp.	21,715	47,773
		Shares	Value†
ENERGY — (Continued)
	Core Laboratories, Inc.	6,893	$134,689
	Energy Services of America Corp.	3,774	34,004
#*	Expro Group Holdings NV	30,399	486,688
*	Forum Energy Technologies, Inc.	2,832	128,120
*	Geospace Technologies Corp.	3,758	58,099
*	Helix Energy Solutions Group, Inc.	37,419	297,107
	Helmerich & Payne, Inc.	31,692	1,073,725
	HF Sinclair Corp.	49,727	2,585,307
*	Innovex International, Inc.	24,958	620,206
	Kodiak Gas Services, Inc.	25,889	1,087,597
*	Nabors Industries Ltd.	5,758	384,865
*	National Energy Services Reunited Corp.	28,806	566,902
	Natural Gas Services Group, Inc.	5,097	176,560
	Noble Corp. PLC	51,437	1,832,186
#	Northern Oil & Gas, Inc.	38,579	964,475
	NOV, Inc.	103,011	1,890,252
*	Oceaneering International, Inc.	27,718	834,312
*	Oil States International, Inc.	15,718	133,131
#	Patterson-UTI Energy, Inc.	149,894	1,128,702
	Ranger Energy Services, Inc., Class A	9,245	142,558
*	REX American Resources Corp.	11,962	404,435
	RPC, Inc.	84,182	559,810
*	Seadrill Ltd.	17,864	687,407
	Select Water Solutions, Inc.	32,037	387,327
	Weatherford International PLC	11,007	1,035,538
	World Kinect Corp.	9,676	260,381
TOTAL ENERGY			20,692,743
FINANCIALS — (29.8%)
	1st Source Corp.	5,488	369,507
	ACNB Corp.	2,280	115,186
	Affiliated Managers Group, Inc.	7,249	2,269,589
	Alerus Financial Corp.	5,021	123,617
	Ally Financial, Inc.	70,800	2,993,424

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Amalgamated Financial Corp.	7,220	$280,425
	American Coastal Insurance Corp.	9,344	103,251
	American Financial Group, Inc.	13,872	1,807,105
	Ameris Bancorp	15,570	1,255,253
	AMERISAFE, Inc.	2,567	96,545
	Ames National Corp.	2,367	61,779
	Arrow Financial Corp.	3,500	118,335
	Associated Banc-Corp.	37,857	1,031,982
	Associated Capital Group, Inc., Class A	306	12,072
	Assurant, Inc.	8,331	1,983,861
	Assured Guaranty Ltd.	13,489	1,144,542
	Atlantic Union Bankshares Corp.	32,124	1,247,696
*	Atlanticus Holdings Corp.	3,806	196,504
	Axis Capital Holdings Ltd.	25,721	2,653,893
*	Axos Financial, Inc.	14,261	1,411,696
	Banc of California, Inc.	32,401	647,372
	BancFirst Corp.	765	84,112
	Bank First Corp.	1,396	194,798
	Bank of Hawaii Corp.	3,106	232,267
	Bank of Marin Bancorp	3,023	81,168
	Bank of NT Butterfield & Son Ltd.	9,515	492,877
	Bank OZK	27,715	1,318,125
	Bank7 Corp.	1,903	84,569
	BankUnited, Inc.	17,603	835,614
	Bankwell Financial Group, Inc.	1,826	87,995
	Banner Corp.	7,922	489,897
	Bar Harbor Bankshares	4,147	140,625
	BayCom Corp.	3,607	105,252
	BCB Bancorp, Inc.	1,760	13,886
	Beacon Financial Corp.	20,696	586,732
	BOK Financial Corp.	13,894	1,805,386
	Bread Financial Holdings, Inc.	10,820	784,883
*	Bridgewater Bancshares, Inc.	5,951	114,319
*	Brighthouse Financial, Inc.	19,093	1,223,098
	Burke & Herbert Financial Services Corp.	1,631	106,798
		Shares	Value†
FINANCIALS — (Continued)
	Business First Bancshares, Inc.	6,761	$190,457
*	BV Financial, Inc.	912	17,437
	Byline Bancorp, Inc.	10,021	319,971
	C&F Financial Corp.	728	54,818
	Cadence Bank	41,688	1,755,482
	California BanCorp	5,023	90,364
	Camden National Corp.	3,847	183,002
	Capital Bancorp, Inc.	2,331	71,608
	Capital City Bank Group, Inc.	5,210	217,570
	Capitol Federal Financial, Inc.	14,348	104,453
*	Carter Bankshares, Inc.	5,406	115,742
	Cass Information Systems, Inc.	2,575	115,772
	Cathay General Bancorp	17,782	910,083
	Central Pacific Financial Corp.	6,778	220,759
	Chemung Financial Corp.	1,081	65,692
	ChoiceOne Financial Services, Inc.	2,282	65,471
	Citizens & Northern Corp.	3,770	85,805
	Citizens Financial Services, Inc.	298	18,849
	City Holding Co.	2,858	351,791
	Civista Bancshares, Inc.	3,868	93,335
	CNB Financial Corp.	3,121	86,452
	CNO Financial Group, Inc.	21,516	904,748
*	Coastal Financial Corp.	1,269	121,545
	Colony Bankcorp, Inc.	4,760	92,630
	Columbia Banking System, Inc.	60,363	1,777,087
*	Columbia Financial, Inc.	6,639	108,017
	Comerica, Inc.	29,493	2,615,144
	Commerce Bancshares, Inc.	24,770	1,303,893
	Community Financial System, Inc.	10,768	673,000
	Community Trust Bancorp, Inc.	5,338	329,355
	Community West Bancshares	3,839	92,021
	ConnectOne Bancorp, Inc.	9,660	257,149
*	Consumer Portfolio Services, Inc.	5,067	43,728

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Corebridge Financial, Inc.	61,027	$1,881,462
*	Credit Acceptance Corp.	430	214,243
	Cullen/Frost Bankers, Inc.	10,636	1,465,854
*	Customers Bancorp, Inc.	7,186	567,838
	CVB Financial Corp.	33,015	650,726
	Diamond Hill Investment Group, Inc.	377	64,599
	DigitalBridge Group, Inc.	15,355	236,313
	Dime Community Bancshares, Inc.	4,672	158,941
	Donegal Group, Inc. (DGICA US), Class A	7,840	146,373
*	Donnelley Financial Solutions, Inc.	832	43,056
	Eagle Bancorp Montana, Inc.	1,400	30,394
	Eagle Bancorp, Inc.	42	1,124
	East West Bancorp, Inc.	22,882	2,618,616
	Eastern Bankshares, Inc.	12,185	249,610
	Employers Holdings, Inc.	7,389	322,308
	Enact Holdings, Inc.	14,464	575,233
*	Encore Capital Group, Inc.	867	47,858
*	Enova International, Inc.	9,073	1,498,587
	Enterprise Financial Services Corp.	8,552	490,457
	Equity Bancshares, Inc., Class A	2,563	118,206
	Esquire Financial Holdings, Inc.	1,053	112,281
	Essent Group Ltd.	23,911	1,504,480
*	Euronet Worldwide, Inc.	10,413	754,526
	Everest Group Ltd.	705	233,552
	EVERTEC, Inc.	6,220	186,662
*	EZCORP, Inc., Class A	12,979	278,400
	F&G Annuities & Life, Inc.	20,906	616,518
	Farmers & Merchants Bancorp, Inc.	2,807	75,312
	Farmers National Banc Corp.	9,576	124,296
	FB Financial Corp.	7,365	423,708
		Shares	Value†
FINANCIALS — (Continued)
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,132	$530,248
	Fidelity National Financial, Inc.	29,308	1,594,062
*	Finance of America Cos., Inc., Class A	1,438	33,491
	Financial Institutions, Inc.	5,106	168,192
	First American Financial Corp.	22,790	1,439,872
	First BanCorp	41,577	919,683
	First Bancorp, Inc.	2,747	75,130
	First Bancorp/Southern Pines NC	6,711	388,768
	First Bank	5,876	98,012
	First Busey Corp.	19,001	468,375
	First Business Financial Services, Inc.	2,501	143,357
	First Commonwealth Financial Corp.	22,946	413,716
	First Community Bankshares, Inc.	4,987	179,632
	First Community Corp.	1,482	43,452
	First Financial Bancorp	27,485	789,919
	First Financial Bankshares, Inc.	3,571	113,629
	First Financial Corp.	3,398	221,414
*	First Foundation, Inc.	8,333	52,331
	First Hawaiian, Inc.	28,186	748,338
	First Horizon Corp.	118,822	2,909,951
	First Internet Bancorp	1,700	37,043
	First Interstate BancSystem, Inc., Class A	23,809	844,505
	First Merchants Corp.	13,885	552,068
	First Mid Bancshares, Inc.	5,521	232,434
	First Northwest Bancorp	1,286	13,413
	First United Corp.	1,585	60,753
*	First Western Financial, Inc.	1,560	39,234
	FirstCash Holdings, Inc.	70	11,935
*	Firstsun Capital Bancorp	4,412	174,186
	Five Star Bancorp	3,302	130,825
	Flushing Financial Corp.	982	15,506
	FNB Corp.	80,047	1,404,825
	Franklin Resources, Inc.	96,702	2,574,207

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FS Bancorp, Inc.	2,327	$97,687
	Fulton Financial Corp.	42,194	871,306
	FVCBankcorp, Inc.	731	11,067
*	Genworth Financial, Inc.	110,404	920,769
	German American Bancorp, Inc.	7,238	304,503
	Glacier Bancorp, Inc.	5,011	253,958
	Globe Life, Inc.	15,006	2,104,141
	Great Southern Bancorp, Inc.	3,335	204,702
*	Green Dot Corp., Class A	10,461	127,415
*	Greenlight Capital Re Ltd., Class A	1,766	24,494
*	Hamilton Insurance Group Ltd., Class B	20,025	555,694
	Hancock Whitney Corp.	19,027	1,309,058
	Hanmi Financial Corp.	7,184	190,879
	Hanover Insurance Group, Inc.	5,920	1,030,909
	HBT Financial, Inc.	6,139	165,630
	HCI Group, Inc.	3,211	509,489
	Heritage Commerce Corp.	8,827	112,368
	Heritage Financial Corp.	5,269	135,993
*	Heritage Insurance Holdings, Inc.	8,072	210,437
	Hingham Institution For Savings	293	87,446
	Home Bancorp, Inc.	2,324	138,720
	Home BancShares, Inc.	34,883	1,008,119
	HomeTrust Bancshares, Inc.	4,220	181,966
	Hope Bancorp, Inc.	28,131	337,009
	Horace Mann Educators Corp.	9,412	421,752
	Horizon Bancorp, Inc.	5,086	89,615
	Huntington Bancshares, Inc.	6,334	110,718
	Independent Bank Corp. (IBCP US)	5,192	182,499
	Independent Bank Corp. (INDB US)	11,090	895,850
	International Bancshares Corp.	14,332	998,081
*	International Money Express, Inc.	5,193	80,284
	Invesco Ltd.	100,016	2,729,437
	Investar Holding Corp.	2,295	65,293
	Investors Title Co.	499	129,451
		Shares	Value†
FINANCIALS — (Continued)
	Jackson Financial, Inc., Class A	22,694	$2,698,771
	Janus Henderson Group PLC	35,256	1,696,871
	Jefferies Financial Group, Inc.	9,356	572,400
	Kearny Financial Corp.	10,000	77,900
	Kemper Corp.	14,294	563,327
	Kingstone Cos., Inc.	3,885	60,023
	Lakeland Financial Corp.	3,400	202,640
	LCNB Corp.	2,465	42,176
*	LendingClub Corp.	26,308	444,868
	Lincoln National Corp.	63,413	2,638,615
	Live Oak Bancshares, Inc.	8,537	341,139
	MainStreet Bancshares, Inc.	866	18,541
	Mechanics Bancorp, Class A	3,100	46,469
	Mercantile Bank Corp.	4,671	242,799
	Merchants Bancorp	10,152	420,902
	Mercury General Corp.	13,910	1,218,377
	Meridian Corp.	1,862	35,248
	Metrocity Bankshares, Inc.	4,512	127,103
	Metropolitan Bank Holding Corp.	2,485	230,111
	MGIC Investment Corp.	62,422	1,680,400
	Mid Penn Bancorp, Inc.	3,685	121,568
	Midland States Bancorp, Inc.	2,591	59,204
	MidWestOne Financial Group, Inc.	830	38,446
	MVB Financial Corp.	2,600	73,424
	National Bank Holdings Corp., Class A	8,544	343,298
	National Bankshares, Inc.	833	30,330
	Navient Corp.	10,944	107,361
	NB Bancorp, Inc.	876	19,027
	NBT Bancorp, Inc.	11,717	520,586
	Nelnet, Inc., Class A	6,405	844,820
*	NerdWallet, Inc., Class A	9,598	115,752
	Nicolet Bankshares, Inc.	2,952	430,933
*	NMI Holdings, Inc.	25,665	993,749
	Northeast Bank	2,260	260,420

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northeast Community Bancorp, Inc.	3,060	$72,216
	Northfield Bancorp, Inc.	10,583	130,383
	Northrim BanCorp, Inc.	6,252	147,297
	Northwest Bancshares, Inc.	35,011	450,942
	Norwood Financial Corp.	406	12,355
	Oak Valley Bancorp	1,180	37,701
	OceanFirst Financial Corp.	14,578	273,338
*	Octave Specialty Group, Inc.	4,142	23,485
	OFG Bancorp	14,444	582,093
	Old National Bancorp	82,869	2,024,490
	Old Republic International Corp.	55,350	2,168,060
	Old Second Bancorp, Inc.	12,089	239,846
	OneMain Holdings, Inc.	30,605	2,005,852
*	Onity Group, Inc.	2,606	117,843
	OP Bancorp	4,129	57,723
*	Oportun Financial Corp.	9,172	49,712
	Oppenheimer Holdings, Inc., Class A	2,408	202,344
	Orange County Bancorp, Inc.	1,775	54,706
	Origin Bancorp, Inc.	4,171	178,644
	Orrstown Financial Services, Inc.	4,648	167,421
	Park National Corp.	3,861	629,111
	Parke Bancorp, Inc.	2,375	64,861
	Pathward Financial, Inc.	5,492	495,873
	PCB Bancorp	3,867	86,775
	Peapack-Gladstone Financial Corp.	2,753	87,325
	PennyMac Financial Services, Inc.	12,809	1,279,875
	Peoples Bancorp of North Carolina, Inc.	700	25,641
	Peoples Bancorp, Inc.	8,875	288,615
	Peoples Financial Services Corp.	2,077	108,212
	Pinnacle Financial Partners, Inc.	30,640	2,913,558
*	Ponce Financial Group, Inc.	5,951	99,858
	Popular, Inc.	16,010	2,137,815
*	PRA Group, Inc.	6,623	84,708
	Preferred Bank	4,075	349,513
	Primis Financial Corp.	2,678	36,099
		Shares	Value†
FINANCIALS — (Continued)
	Princeton Bancorp, Inc.	25	$906
*	ProAssurance Corp.	11,478	277,997
	PROG Holdings, Inc.	4,623	149,970
	Prosperity Bancshares, Inc.	21,303	1,470,120
	Provident Financial Services, Inc.	29,907	662,141
	QCR Holdings, Inc.	4,040	364,650
	Radian Group, Inc.	31,438	1,034,310
	RBB Bancorp	2,873	59,586
	Red River Bancshares, Inc.	1,569	130,321
	Regional Management Corp.	2,260	83,733
	Reinsurance Group of America, Inc., Class A	10,092	2,046,153
	RenaissanceRe Holdings Ltd.	7,730	2,177,541
	Renasant Corp.	22,274	839,953
*	Repay Holdings Corp.	14,189	49,520
	Republic Bancorp, Inc., Class A	4,245	308,229
	Richmond Mutual BanCorp, Inc.	550	7,717
	Riverview Bancorp, Inc.	4,900	25,333
	RLI Corp.	14,264	833,446
	S&T Bancorp, Inc.	9,881	421,326
	Safety Insurance Group, Inc.	3,522	277,181
	Seacoast Banking Corp. of Florida	18,358	613,892
*	Security National Financial Corp., Class A	2,984	26,319
	Selective Insurance Group, Inc.	967	81,305
*	Selectquote, Inc.	5,652	8,026
	ServisFirst Bancshares, Inc.	631	51,647
	Shore Bancshares, Inc.	7,289	138,272
*	Siebert Financial Corp.	2,700	8,019
	Sierra Bancorp	4,635	164,125
	Simmons First National Corp., Class A	11,380	231,355
*	SiriusPoint Ltd.	40,518	826,972
*	Skyward Specialty Insurance Group, Inc.	829	36,990
	SLM Corp.	38,269	1,039,003
	SmartFinancial, Inc.	4,132	164,949

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	South Plains Financial, Inc.	3,123	$130,104
*	Southern First Bancshares, Inc.	1,200	65,928
	Southern Missouri Bancorp, Inc.	2,534	158,552
	Southside Bancshares, Inc.	7,054	227,068
	Southstate Bank Corp.	22,551	2,307,644
	Stellar Bancorp, Inc.	10,906	405,049
	Stewart Information Services Corp.	6,712	452,590
	Stifel Financial Corp.	6,606	814,520
	Stock Yards Bancorp, Inc.	3,787	256,342
*	StoneX Group, Inc.	10,606	1,190,630
*	Texas Capital Bancshares, Inc.	12,830	1,298,011
	TFS Financial Corp.	24,338	342,557
*	Third Coast Bancshares, Inc.	2,389	96,898
	Timberland Bancorp, Inc.	2,200	85,668
	Tiptree, Inc.	12,630	225,824
	Tompkins Financial Corp.	3,015	241,562
	Towne Bank	16,686	584,010
	TriCo Bancshares	7,053	351,380
*	Triumph Financial, Inc.	3,826	241,382
	TrustCo Bank Corp.	5,545	240,653
	Trustmark Corp.	13,392	569,428
	UMB Financial Corp.	13,188	1,676,722
	United Bankshares, Inc.	32,483	1,375,005
	United Community Banks, Inc.	27,517	947,410
	United Fire Group, Inc.	6,077	218,407
	United Security Bancshares	1,700	18,258
	Unity Bancorp, Inc.	2,946	158,966
	Universal Insurance Holdings, Inc.	7,418	225,878
	Univest Financial Corp.	7,243	240,033
	Unum Group	27,407	2,082,110
	USCB Financial Holdings, Inc.	2,309	43,525
	Valley National Bancorp	121,657	1,515,859
*	Velocity Financial, Inc.	6,898	139,960
	Victory Capital Holdings, Inc., Class A	5,670	399,905
		Shares	Value†
FINANCIALS — (Continued)
	Virginia National Bankshares Corp.	813	$33,268
	Virtus Investment Partners, Inc.	2,257	368,455
	Voya Financial, Inc.	9,287	711,941
	WaFd, Inc.	18,647	608,265
	Walker & Dunlop, Inc.	10,298	647,641
	Washington Trust Bancorp, Inc.	2,337	80,323
	Waterstone Financial, Inc.	3,929	71,861
	Webster Financial Corp.	37,711	2,480,252
	WesBanco, Inc.	24,512	865,029
	West BanCorp, Inc.	4,789	113,643
	Westamerica BanCorp	5,357	270,957
	Western Alliance Bancorp	17,417	1,552,726
	Western New England Bancorp, Inc.	5,200	69,836
	Western Union Co.	15,305	143,408
	Westwood Holdings Group, Inc.	546	9,997
	White Mountains Insurance Group Ltd.	584	1,194,239
	Wintrust Financial Corp.	15,229	2,246,125
*	World Acceptance Corp.	1,270	153,988
	WSFS Financial Corp.	14,092	912,175
	Zions Bancorp NA	33,088	1,982,302
TOTAL FINANCIALS			175,327,207
HEALTH CARE — (8.0%)
*	Acadia Healthcare Co., Inc.	9,818	131,954
*	Accendra Health, Inc.	10,256	22,666
	Acme United Corp.	800	33,432
*	AdaptHealth Corp.	36,272	364,534
*	Addus HomeCare Corp.	4,928	509,949
*	Align Technology, Inc.	5,145	838,789
*	Alkermes PLC	15,192	514,857
*	Amphastar Pharmaceuticals, Inc.	18,165	481,191
*	Amylyx Pharmaceuticals, Inc.	338	4,830
*	Astrana Health, Inc.	1,191	27,083
*	Avanos Medical, Inc.	1,700	22,644
*	Avantor, Inc.	150,288	1,641,145
*	Azenta, Inc.	1,263	49,105

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	BioMarin Pharmaceutical, Inc.	5,582	$315,606
*	Bio-Rad Laboratories, Inc., Class A	6,381	1,874,100
*	Black Diamond Therapeutics, Inc.	4,571	11,382
*	BrightSpring Health Services, Inc.	15,143	594,666
	Bruker Corp.	11,600	513,764
*	CareCloud, Inc.	9,662	26,184
*	CareDx, Inc.	3,907	80,289
*	Castle Biosciences, Inc.	4,315	169,968
*	Catalyst Pharmaceuticals, Inc.	27,760	674,568
*	Certara, Inc.	41,323	363,229
*	Charles River Laboratories International, Inc.	11,984	2,522,392
	CONMED Corp.	1,288	49,446
*	Cooper Cos., Inc.	13,560	1,103,513
*	Cross Country Healthcare, Inc.	5,240	48,837
*	Definitive Healthcare Corp.	3,688	8,556
*	DocGo, Inc.	3,938	3,019
*	Dynavax Technologies Corp.	1,189	18,412
*	Elanco Animal Health, Inc.	138,982	3,346,687
*	Emergent BioSolutions, Inc.	20,761	235,430
*	Enovis Corp.	5,614	123,733
*	Envista Holdings Corp.	40,700	955,229
*	Fate Therapeutics, Inc.	9,449	11,244
*	FONAR Corp.	1,044	19,460
*	Fulgent Genetics, Inc.	783	20,515
*	Globus Medical, Inc., Class A	5,592	507,083
*	Harmony Biosciences Holdings, Inc.	16,787	613,061
*	Health Catalyst, Inc.	9,996	21,491
	HealthStream, Inc.	8,084	180,192
*	Henry Schein, Inc.	7,665	578,554
*	Hologic, Inc.	31,528	2,362,393
*	ICON PLC	2,651	477,843
*	ICU Medical, Inc.	3,908	585,809
*	InfuSystem Holdings, Inc.	4,211	34,783
*	Innoviva, Inc.	23,400	468,000
*	Inogen, Inc.	1,463	8,632
*	Integer Holdings Corp.	8,105	704,000
		Shares	Value†
HEALTH CARE — (Continued)
*	Integra LifeSciences Holdings Corp.	13,021	$145,054
*††	iTeos Therapeutics, Inc.	8,657	0
*	Jazz Pharmaceuticals PLC	6,631	1,090,733
*	Kewaunee Scientific Corp.	778	30,762
*	Lantheus Holdings, Inc.	6,160	412,227
*	LifeStance Health Group, Inc.	16,277	115,078
*	LivaNova PLC	8,257	542,567
*	MaxCyte, Inc.	10,247	9,292
*	Merit Medical Systems, Inc.	3,719	301,574
	Mesa Laboratories, Inc.	969	76,318
*	MiMedx Group, Inc.	20,638	105,460
*	Molina Healthcare, Inc.	8,516	1,529,388
	National HealthCare Corp.	5,192	743,027
*	Neogen Corp.	6,971	71,244
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	Omnicell, Inc.	6,875	333,438
*	OptimizeRx Corp.	4,689	50,454
*	OraSure Technologies, Inc.	11,677	32,579
*	Organogenesis Holdings, Inc.	3,916	15,664
	Organon & Co.	31,455	268,626
*	OrthoPediatrics Corp.	1,929	33,680
*	Pacira BioSciences, Inc.	5,071	104,158
*	PACS Group, Inc.	2	68
#*††	PDL BioPharma, Inc.	11,311	4,751
*	Pediatrix Medical Group, Inc.	22,084	472,156
*	Pennant Group, Inc.	7,575	209,222
	Perrigo Co. PLC	38,382	545,408
*	Prestige Consumer Healthcare, Inc.	10,022	646,118
*	Puma Biotechnology, Inc.	18,139	117,541
*	QuidelOrtho Corp.	9,554	259,582
	Revvity, Inc.	20,652	2,246,938
††	Sage Therapeutics, Inc.	7,876	1,418
	Select Medical Holdings Corp.	31,404	472,630
	SIGA Technologies, Inc.	15,627	104,701
*	Simulations Plus, Inc.	2,700	45,603

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Supernus Pharmaceuticals, Inc.	15,452	$744,168
*	Surgery Partners, Inc.	26,469	393,329
*	Tactile Systems Technology, Inc.	5,669	163,607
*	Teladoc Health, Inc.	20,795	113,333
*	TruBridge, Inc.	4,455	86,204
	U.S. Physical Therapy, Inc.	1,914	160,527
	Universal Health Services, Inc., Class B	15,738	3,167,430
	Utah Medical Products, Inc.	904	55,198
*	Varex Imaging Corp.	3,956	55,147
*	Veracyte, Inc.	20,468	779,421
††	Verve Therapeutics, Inc.	14,476	28,663
	Viatris, Inc.	455,227	5,958,921
*	Voyager Therapeutics, Inc.	949	3,701
*	Waystar Holding Corp.	4,009	106,479
TOTAL HEALTH CARE			47,227,836
INDUSTRIALS — (18.4%)
*	AAR Corp.	8,279	876,829
	ABM Industries, Inc.	17,763	817,809
	ACCO Brands Corp.	10,774	42,126
	Acuity, Inc.	4,042	1,249,948
	Aebi Schmidt Holding AG	9,897	144,892
*	AerSale Corp.	4,262	31,922
	AGCO Corp.	20,576	2,333,524
	Air Lease Corp.	8,903	575,401
	Alamo Group, Inc.	3,558	694,913
	Albany International Corp., Class A	2,460	136,505
	Alight, Inc., Class A	142,783	218,458
	Allient, Inc.	2,557	156,003
*	Alpha Pro Tech Ltd.	1,796	9,052
*	Amentum Holdings, Inc.	50,262	1,798,374
*	Ameresco, Inc., Class A	8,612	269,900
*	American Woodmark Corp.	4,573	271,590
	Apogee Enterprises, Inc.	6,087	226,010
	ArcBest Corp.	8,900	802,958
	Arcosa, Inc.	13,644	1,561,829
	Astec Industries, Inc.	6,597	321,406
*	Asure Software, Inc.	7,807	75,103
	Atkore, Inc.	2,874	199,599
	AZZ, Inc.	7,210	896,131
		Shares	Value†
INDUSTRIALS — (Continued)
*	BlueLinx Holdings, Inc.	2,230	$155,119
	Boise Cascade Co.	13,552	1,095,137
*	Bowman Consulting Group Ltd.	3,915	136,359
	Brady Corp., Class A	10,375	897,126
*	BrightView Holdings, Inc.	35,817	478,515
*	Builders FirstSource, Inc.	29,558	3,381,435
*	CACI International, Inc., Class A	2,646	1,642,055
*	Chart Industries, Inc.	1,042	216,048
	Civeo Corp.	4,391	111,180
*	Clarivate PLC	101,137	268,013
	CNH Industrial NV	441,271	4,748,076
	Columbus McKinnon Corp.	1,594	33,602
	Concentrix Corp.	24,404	911,489
*	Concrete Pumping Holdings, Inc.	13,849	80,047
*	Conduent, Inc.	49,718	69,108
*	Costamare Bulkers Holdings Ltd.	300	4,959
	Covenant Logistics Group, Inc.	7,508	184,697
*	Custom Truck One Source, Inc.	47,578	300,693
	Deluxe Corp.	17,792	469,709
*	Distribution Solutions Group, Inc.	4,036	114,582
*	DNOW, Inc.	54,279	824,498
	Douglas Dynamics, Inc.	4,907	184,896
*	Ducommun, Inc.	4,947	560,742
*	DXP Enterprises, Inc.	2,443	317,712
	Eastern Co.	1,614	30,182
	EnerSys	10,341	1,863,345
	Ennis, Inc.	9,689	188,839
	Enpro, Inc.	4,109	981,147
*	Enviri Corp.	20,650	390,698
	Esab Corp.	131	15,864
	ESCO Technologies, Inc.	3,302	753,417
	Espey Mfg. & Electronics Corp.	439	23,210
	EVI Industries, Inc.	201	5,166
*	First Advantage Corp.	13,044	176,094
	Flowserve Corp.	9,771	763,604
*	Forrester Research, Inc.	537	4,355
	Fortune Brands Innovations, Inc.	34,351	1,858,389
*	FTI Consulting, Inc.	5,834	1,019,025
*	Gates Industrial Corp. PLC	43,961	1,011,982
	GATX Corp.	8,278	1,505,851

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Gencor Industries, Inc.	3,292	$47,207
*	Generac Holdings, Inc.	3,644	612,338
	Genpact Ltd.	42,777	1,886,466
*	Gibraltar Industries, Inc.	7,095	363,690
	Gorman-Rupp Co.	7,266	395,924
*	Great Lakes Dredge & Dock Corp.	21,061	315,494
	Greenbrier Cos., Inc.	12,210	615,628
*	GXO Logistics, Inc.	21,603	1,222,514
*	Hayward Holdings, Inc.	40,933	660,659
*	Healthcare Services Group, Inc.	13,935	262,257
	Heartland Express, Inc.	17,953	181,146
	Helios Technologies, Inc.	7,867	509,624
	Herc Holdings, Inc.	7,484	1,072,757
	Hillenbrand, Inc.	17,850	569,593
*	Hillman Solutions Corp.	51,798	485,347
	HNI Corp.	16,025	765,835
	Hub Group, Inc., Class A	17,199	818,328
*	Hudson Technologies, Inc.	12,335	88,442
	Huntington Ingalls Industries, Inc.	2,733	1,149,254
*	Hurco Cos., Inc.	1,160	19,186
	Hyster-Yale, Inc.	3,155	105,535
*	IBEX Holdings Ltd.	2,040	75,888
	ICF International, Inc.	954	88,960
	IDEX Corp.	4,606	914,521
	Insteel Industries, Inc.	6,591	218,426
	Interface, Inc.	18,398	578,985
*	Janus International Group, Inc.	6,100	41,846
*	JELD-WEN Holding, Inc.	9,019	24,532
	Kelly Services, Inc., Class A	3,657	39,459
	Kennametal, Inc.	25,752	885,611
*	Kirby Corp.	4,368	513,939
	Knight-Swift Transportation Holdings, Inc.	31,888	1,757,029
	Korn Ferry	15,978	1,109,992
*	L.B. Foster Co., Class A	3,570	107,278
	Lindsay Corp.	1,136	142,307
	LSI Industries, Inc.	8,254	182,496
	Luxfer Holdings PLC	7,317	110,779
*	Manitowoc Co., Inc.	5,620	72,610
*	Masterbrand, Inc.	35,086	425,242
	Matson, Inc.	10,788	1,729,316
		Shares	Value†
INDUSTRIALS — (Continued)
	Maximus, Inc.	12,352	$1,166,523
*	Mayville Engineering Co., Inc.	8,033	157,447
	McGrath RentCorp	5,775	645,010
	Miller Industries, Inc.	3,650	149,540
	MillerKnoll, Inc.	19,276	387,062
*	Mistras Group, Inc.	9,639	136,295
*	Montrose Environmental Group, Inc.	3,184	70,940
	MSC Industrial Direct Co., Inc., Class A	3,155	266,093
	Mueller Industries, Inc.	14,059	1,913,992
*	NPK International, Inc.	12,175	168,137
*	NWPX Infrastructure, Inc.	3,517	237,222
*	OPENLANE, Inc.	33,467	1,005,349
*	Orion Group Holdings, Inc.	10,645	130,082
	Oshkosh Corp.	17,535	2,521,884
	Owens Corning	19,386	2,323,218
*	PAMT Corp.	4,920	53,382
	Park-Ohio Holdings Corp.	3,791	85,525
*	Perma-Pipe International Holdings, Inc.	2,111	60,966
	Preformed Line Products Co.	1,615	405,268
*	Proto Labs, Inc.	2,353	123,885
	Quad/Graphics, Inc.	371	2,271
	Quanex Building Products Corp.	12,103	226,568
*	Radiant Logistics, Inc.	14,977	100,795
	Regal Rexnord Corp.	15,667	2,530,220
*	Resideo Technologies, Inc.	45,679	1,564,963
	Resources Connection, Inc.	1,140	5,164
	REV Group, Inc.	57	3,642
	Rush Enterprises, Inc. (RUSHA US), Class A	18,987	1,218,776
	Rush Enterprises, Inc. (RUSHB US), Class B	4,467	263,598
	Ryder System, Inc.	12,748	2,438,437
*	Saia, Inc.	2,433	814,739
	Schneider National, Inc., Class B	30,622	821,894
	Science Applications International Corp.	9,616	978,524
	Sensata Technologies Holding PLC	35,241	1,218,986

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Shoals Technologies Group, Inc., Class A	8,677	$81,911
	Standex International Corp.	992	238,080
	Stanley Black & Decker, Inc.	35,524	2,794,318
*	TaskUS, Inc., Class A	4,974	53,719
*	Taylor Devices, Inc.	698	50,773
	Tecnoglass, Inc.	8,605	420,871
	Tennant Co.	2,764	210,313
	Terex Corp.	19,285	1,099,245
	Textron, Inc.	16,438	1,447,530
*	Thermon Group Holdings, Inc.	7,783	352,181
*	TIC Solutions, Inc.	17,896	180,750
	Timken Co.	14,090	1,313,047
*	Titan International, Inc.	6,724	64,147
*	Titan Machinery, Inc.	2,854	46,435
	Trinity Industries, Inc.	24,799	712,723
*	TrueBlue, Inc.	3,604	19,317
*	TTEC Holdings, Inc.	18,842	60,106
	Tutor Perini Corp.	14,838	1,170,570
	Twin Disc, Inc.	4,046	69,551
	UFP Industries, Inc.	12,828	1,324,876
*	U-Haul Holding Co. (UHAL US)	4,292	242,713
	U-Haul Holding Co. (UHAL/B US)	38,038	1,951,730
	UniFirst Corp.	4,062	873,330
	Universal Logistics Holdings, Inc.	7,152	114,504
*	V2X, Inc.	8,018	551,879
	Vestis Corp.	19,971	130,411
	Virco Mfg. Corp.	2,762	19,306
	VSE Corp.	26	5,683
	Wabash National Corp.	6,189	62,695
	Werner Enterprises, Inc.	23,650	810,012
	WESCO International, Inc.	15,364	4,446,802
	Willis Lease Finance Corp.	2,317	422,343
	WillScot Holdings Corp.	1,663	33,310
	Worthington Enterprises, Inc.	4,769	265,013
TOTAL INDUSTRIALS			108,490,278
INFORMATION TECHNOLOGY — (7.8%)
*	8x8, Inc.	28,880	47,941
*	ACI Worldwide, Inc.	14,756	639,820
*	Akamai Technologies, Inc.	36,311	3,527,614
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Alpha & Omega Semiconductor Ltd.	5,707	$126,125
	Amdocs Ltd.	20,332	1,666,004
	Amkor Technology, Inc.	69,724	3,369,761
*	Arrow Electronics, Inc.	18,273	2,420,990
*	ASGN, Inc.	5,149	268,211
*	AstroNova, Inc.	670	6,090
*	Aviat Networks, Inc.	2,869	62,573
	Avnet, Inc.	33,784	2,107,784
*	Axcelis Technologies, Inc.	3,281	288,958
	Benchmark Electronics, Inc.	12,099	630,842
*	Cerence, Inc.	6,559	74,314
#*	Cipher Mining, Inc.	15,896	253,700
*	Cirrus Logic, Inc.	8,095	1,055,102
#*	Cleanspark, Inc.	101,085	1,196,846
	Crane NXT Co.	10,487	529,803
*	Crexendo, Inc.	2,850	19,950
	CTS Corp.	7,788	400,381
*	Daktronics, Inc.	4,313	99,846
*	Diebold Nixdorf, Inc.	6,239	430,553
*	Digi International, Inc.	10,179	438,410
*	Diodes, Inc.	13,418	794,211
	Dolby Laboratories, Inc., Class A	807	51,801
*	DXC Technology Co.	68,827	993,174
*	EPAM Systems, Inc.	746	155,616
	ePlus, Inc.	7,258	622,809
*	Five9, Inc.	797	14,075
*	Globant SA	287	19,195
*	Harmonic, Inc.	19,519	189,725
*	I3 Verticals, Inc., Class A	2,160	47,974
*	Ichor Holdings Ltd.	2,463	74,727
	Information Services Group, Inc.	11,345	63,192
*	Insight Enterprises, Inc.	4,102	344,650
*	IPG Photonics Corp.	9,239	853,776
*	Itron, Inc.	6,110	605,379
*	Kimball Electronics, Inc.	7,123	215,186
*	Knowles Corp.	31,372	760,457
	Kulicke & Soffa Industries, Inc.	1,822	104,455
*	KVH Industries, Inc.	1,756	11,730
*	Lantronix, Inc.	5,108	33,917
	Littelfuse, Inc.	2,170	702,559
*	LiveRamp Holdings, Inc.	10,001	243,524
	Methode Electronics, Inc.	3,040	24,290
*	Mitek Systems, Inc.	10,716	107,374
*	N-able, Inc.	17,844	108,313
*	nCino, Inc.	4,437	94,730

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	NCR Voyix Corp.	32,557	$322,965
*	NETGEAR, Inc.	803	16,791
*	NetScout Systems, Inc.	19,824	551,305
*	ON24, Inc.	8,676	69,148
	OneSpan, Inc.	11,491	135,364
	PC Connection, Inc.	8,964	527,173
*	Penguin Solutions, Inc.	15,531	298,351
*	Photronics, Inc.	19,774	683,587
*	Plexus Corp.	7,987	1,592,049
*	Powerfleet, Inc. NJ	19,247	98,352
*	Qorvo, Inc.	3,675	287,054
*	Ribbon Communications, Inc.	32,779	85,881
	Richardson Electronics Ltd.	346	4,183
*	Rogers Corp.	599	58,247
*	Sanmina Corp.	17,147	2,429,387
*	ScanSource, Inc.	9,180	394,648
	Skyworks Solutions, Inc.	5,680	316,717
*	Synaptics, Inc.	1,595	131,603
	TD SYNNEX Corp.	22,872	3,629,100
*	TTM Technologies, Inc.	36,410	3,575,462
*	Turtle Beach Corp.	5,708	68,268
*	Veeco Instruments, Inc.	13,048	407,489
*	Viasat, Inc.	44,919	2,028,991
	Vishay Intertechnology, Inc.	26,755	539,113
#	Xerox Holdings Corp.	21,155	46,329
*	Xperi, Inc.	572	3,238
*	Zebra Technologies Corp., Class A	2,168	509,437
TOTAL INFORMATION TECHNOLOGY			45,708,689
MATERIALS — (5.5%)
*	American Vanguard Corp.	1,080	5,486
*	Ampco-Pittsburgh Corp.	3,897	21,706
	AptarGroup, Inc.	18,497	2,311,200
	Ashland, Inc.	11,305	691,414
	Avient Corp.	25,024	904,618
*	Axalta Coating Systems Ltd.	66,522	2,233,809
	Ball Corp.	87,173	4,957,528
	Caledonia Mining Corp. PLC	5,366	147,243
	Celanese Corp.	14,537	646,024
	Commercial Metals Co.	32,834	2,523,950
		Shares	Value†
MATERIALS — (Continued)
	Element Solutions, Inc.	32,647	$950,028
	Graphic Packaging Holding Co.	79,969	1,171,546
	Greif, Inc. (GEF US), Class A	7,728	545,751
	Greif, Inc. (GEF/B US), Class B	3,492	290,465
	HB Fuller Co.	21,469	1,290,287
	Innospec, Inc.	6,036	493,262
*	Intrepid Potash, Inc.	2,723	89,423
	Kaiser Aluminum Corp.	4,394	538,792
*	Knife River Corp.	13,303	893,563
	Koppers Holdings, Inc.	7,755	228,462
	Louisiana-Pacific Corp.	3,376	282,706
	Materion Corp.	5,724	791,515
	Mativ Holdings, Inc.	18,437	222,166
	Mercer International, Inc.	13,479	27,362
	Minerals Technologies, Inc.	9,081	597,167
	Mosaic Co.	79,206	2,178,165
	Myers Industries, Inc.	8,989	185,803
	Nexa Resources SA	16,090	202,895
	Olympic Steel, Inc.	3,097	148,935
*	Perimeter Solutions, Inc.	40,154	1,050,027
	Quaker Chemical Corp.	2,181	335,307
	Reliance, Inc.	1,597	526,211
	Ryerson Holding Corp.	9,095	256,661
	Sensient Technologies Corp.	7,267	686,877
	Silgan Holdings, Inc.	31,360	1,353,184
	Sonoco Products Co.	28,799	1,382,352
	Stepan Co.	964	55,536
	Sylvamo Corp.	8,810	431,161
	TriMas Corp.	12,503	434,729
	Worthington Steel, Inc.	13,016	523,634
TOTAL MATERIALS			32,606,950
REAL ESTATE — (1.2%)
*	Compass, Inc., Class A	47,712	597,354
*	Cushman & Wakefield Ltd.	66,368	1,091,090
*	Forestar Group, Inc.	14,830	385,877
*	FRP Holdings, Inc.	5,276	126,149
*	Howard Hughes Holdings, Inc.	13,550	1,106,493
*	Jones Lang LaSalle, Inc.	6,457	2,311,025

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Kennedy-Wilson Holdings, Inc.	40,399	$397,930
	Marcus & Millichap, Inc.	6,482	176,310
	Newmark Group, Inc., Class A	33,870	603,902
*	RE/MAX Holdings, Inc., Class A	4,179	32,513
*	Seaport Entertainment Group, Inc.	2,545	48,075
*	Stratus Properties, Inc.	1,319	39,135
*	Tejon Ranch Co.	5,306	85,373
TOTAL REAL ESTATE			7,001,226
UTILITIES — (0.5%)
	New Jersey Resources Corp.	26,412	1,306,866
	Ormat Technologies, Inc.	10,343	1,292,254
TOTAL UTILITIES			2,599,120
TOTAL COMMON STOCKS Cost ($447,153,086)			576,551,077

		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.4%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	2,184,734	$2,184,734
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	866,382	10,021,437
TOTAL INVESTMENTS — (100.0%)
(Cost $459,359,202)^^			$588,757,248
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$13,523,315	—	—	$13,523,315
Consumer Discretionary	93,705,804	—	—	93,705,804
Consumer Staples	29,658,296	$9,613	—	29,667,909
Energy	20,692,743	—	—	20,692,743
Financials	175,327,207	—	—	175,327,207
Health Care	47,193,004	—	$34,832	47,227,836
Industrials	108,490,278	—	—	108,490,278
Information Technology	45,708,689	—	—	45,708,689
Materials	32,606,950	—	—	32,606,950
Real Estate	7,001,226	—	—	7,001,226
Utilities	2,599,120	—	—	2,599,120
Temporary Cash Investments	2,184,734	—	—	2,184,734
Securities Lending Collateral	—	10,021,437	—	10,021,437
Total Investments in Securities	$578,691,366	$10,031,050	$34,832˂˃	$588,757,248

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (4.9%)
#	Accent Group Ltd.	105,559	$67,793
#	Acrow Ltd.	105,465	75,434
#	Adairs Ltd.	90,926	110,407
#*	Ainsworth Game Technology Ltd.	22,621	16,316
#*	Alkane Resources Ltd.	138,805	144,504
	ALS Ltd.	120,912	2,061,727
*	AMA Group Ltd.	43,533	22,700
	Amotiv Ltd.	54,516	318,045
	AMP Ltd.	1,218,515	1,426,535
#	Ampol Ltd.	140,049	2,813,681
	ANZ Group Holdings Ltd.	319,113	8,118,342
*	Appen Ltd.	25,162	32,229
*	Arafura Rare Earths Ltd. (ARU AU)	408,545	64,125
	ARB Corp. Ltd.	20,136	360,111
	Aristocrat Leisure Ltd.	103,750	3,854,283
	ARN Media Ltd.	113,080	29,160
	Atlas Arteria Ltd.	234,015	807,605
*	Aurelia Metals Ltd.	282,616	59,874
#	Aussie Broadband Ltd.	77,521	243,205
*	Austal Ltd.	168,865	814,341
#	Austin Engineering Ltd.	59,853	10,595
	Australian Clinical Labs Ltd.	70,333	133,354
#	Australian Ethical Investment Ltd.	60,020	190,955
	Australian Finance Group Ltd.	149,104	213,198
#	Autosports Group Ltd.	7,525	19,945
††	AVZ Minerals Ltd.	69,347	7,271
*	Baby Bunting Group Ltd.	6,687	11,121
	Bank of Queensland Ltd.	244,715	1,152,574
	Bapcor Ltd.	23,182	34,275
#	Beacon Lighting Group Ltd.	40,884	70,918
	Bega Cheese Ltd.	78,096	330,561
*	Bellevue Gold Ltd.	206,809	242,519
	Bendigo & Adelaide Bank Ltd.	92,796	706,623
#*	Black Cat Syndicate Ltd. (BC8 AU)	35,405	32,884
	Brambles Ltd.	414,055	6,427,252
	Bravura Solutions Ltd.	125,536	178,103
#	Breville Group Ltd.	61,979	1,381,072
*	Capricorn Metals Ltd.	111,750	1,046,697
		Shares	Value»
AUSTRALIA — (Continued)
	CAR Group Ltd.	49,768	$952,306
#*	Catapult Sports Ltd.	43,692	105,963
	Cedar Woods Properties Ltd.	39,015	219,920
	Challenger Ltd.	288,452	1,837,278
#	Champion Iron Ltd.	186,970	755,157
*	Chrysos Corp. Ltd.	12,858	70,753
	Civmec Australia Ltd.	50,600	54,802
#*	Coast Entertainment Holdings Ltd.	69,563	26,305
	Cochlear Ltd.	17,567	3,274,372
	Codan Ltd.	45,688	1,203,048
#	Cogstate Ltd.	11,856	17,774
	Coles Group Ltd.	168,615	2,491,260
	Commonwealth Bank of Australia	114,370	11,839,679
	Computershare Ltd.	180,211	4,092,692
	Credit Corp. Group Ltd.	15,991	157,073
	CSL Ltd.	27,475	3,462,120
	Dalrymple Bay Infrastructure Ltd.	240,616	813,957
	Data#3 Ltd.	90,027	609,803
#*	Deep Yellow Ltd.	279,913	546,608
#*	Develop Global Ltd.	62,758	225,471
	Dicker Data Ltd.	48,339	337,041
	Downer EDI Ltd.	180,376	1,005,890
*	DUG Technology Ltd.	6,526	8,518
#	Duratec Ltd.	25,001	37,488
	Eagers Automotive Ltd.	71,645	1,329,992
*	Emeco Holdings Ltd.	114,482	104,660
*	Emerald Resources NL	171,314	805,426
#	Endeavour Group Ltd.	202,239	519,541
	EQT Holdings Ltd.	7,874	134,331
	Evolution Mining Ltd.	292,414	2,808,118
#	Fiducian Group Ltd.	4,858	36,402
	FleetPartners Group Ltd.	137,030	272,349
#	Fleetwood Ltd.	63,521	122,893
#	Flight Centre Travel Group Ltd.	41,876	469,651
	Fortescue Ltd.	387,914	5,617,330
	G8 Education Ltd.	203,469	94,538
#	Generation Development Group Ltd.	6,119	22,760
#*	Genesis Minerals Ltd.	125,351	618,982
	GR Engineering Services Ltd.	76,877	231,405
	GrainCorp Ltd., Class A	105,630	529,675

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	GWA Group Ltd.	119,306	$220,722
	Hansen Technologies Ltd.	46,900	161,965
	Harvey Norman Holdings Ltd.	132,091	593,579
	Healius Ltd.	119,486	74,798
	Helia Group Ltd.	256,449	1,036,962
	HUB24 Ltd.	28,797	2,017,693
*	IGO Ltd.	149,846	856,554
	Imdex Ltd.	304,982	788,328
*	Immutep Ltd. (IMM AU)	246,179	67,766
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	11,739
*	Insignia Financial Ltd.	468,153	1,512,626
	Insurance Australia Group Ltd.	701,309	3,697,401
#	Integral Diagnostics Ltd.	80,915	147,039
#*	ioneer Ltd.	120,906	12,558
#	IPH Ltd.	108,914	282,611
	IRESS Ltd.	81,551	459,133
	IVE Group Ltd.	54,371	113,882
*	James Hardie Industries PLC (JHX AU), CDI	101,867	2,321,235
	JB Hi-Fi Ltd.	40,944	2,306,807
*	Judo Capital Holdings Ltd.	234,084	294,988
#	Jumbo Interactive Ltd.	3,096	22,097
	Jupiter Mines Ltd.	273,843	51,876
*	Kingsgate Consolidated Ltd.	23,046	100,560
#	Kogan.com Ltd.	31,922	81,325
#	L1 Group Ltd.	186,518	158,904
	Lendlease Corp. Ltd.	279,429	935,113
	Liberty Financial Group Ltd.	4,265	12,084
#*	Lifestyle Communities Ltd.	34,756	133,407
	Lottery Corp. Ltd.	554,145	1,974,099
	Lovisa Holdings Ltd.	29,476	632,212
	Lycopodium Ltd.	16,294	177,969
*	Lynas Rare Earths Ltd.	129,977	1,308,364
	MA Financial Group Ltd.	10,678	76,964
	Macmahon Holdings Ltd.	730,659	329,840
	Macquarie Group Ltd.	34,775	5,103,602
*	Macquarie Technology Group Ltd.	2,101	102,168
#	Mader Group Ltd.	4,543	25,944
	Magellan Financial Group Ltd.	83,260	503,338
		Shares	Value»
AUSTRALIA — (Continued)
	McMillan Shakespeare Ltd.	44,304	$525,229
	Medibank Pvt Ltd.	846,153	2,715,020
#*	Mesoblast Ltd. (MSB AU)	173,604	304,518
#*	Metals X Ltd.	398,484	355,687
	Metcash Ltd.	829,804	1,913,045
*	MGX Resources Ltd.	260,409	88,274
#*	Mineral Resources Ltd.	49,045	1,929,205
	Monadelphous Group Ltd.	41,359	889,891
#	Monash IVF Group Ltd.	140,227	68,568
*	Myer Holdings Ltd.	207,678	62,683
	MyState Ltd.	66,355	206,822
#*	Nanosonics Ltd.	23,645	63,846
	National Australia Bank Ltd.	393,585	11,823,060
	Navigator Global Investments Ltd.	117,612	258,999
	Netwealth Group Ltd.	66,300	1,123,376
	nib holdings Ltd.	366,329	1,708,640
#	Nick Scali Ltd.	24,349	413,612
	Northern Star Resources Ltd.	132,179	2,429,886
*	Nufarm Ltd.	196,518	320,905
*	Nuix Ltd.	62,171	74,401
	Objective Corp. Ltd.	12,027	125,883
#*	Omni Bridgeway Ltd.	10,760	11,557
#*	Ora Banda Mining Ltd.	36,486	30,582
	Orica Ltd.	135,838	2,419,845
	Orora Ltd.	608,745	864,421
	Pacific Current Group Ltd.	18,366	126,385
*	Paragon Care Ltd.	56,430	8,234
	Peet Ltd.	185,175	258,723
	Perenti Ltd.	657,127	1,265,041
	Perpetual Ltd.	30,192	378,073
	Perseus Mining Ltd.	702,513	2,705,724
*	PEXA Group Ltd.	64,718	618,769
#	Pinnacle Investment Management Group Ltd.	5,059	59,328
*	PLS Group Ltd.	468,180	1,373,724
#	Praemium Ltd.	78,103	41,004
	Premier Investments Ltd.	28,957	268,211
	Pro Medicus Ltd.	31,434	4,018,625
	Propel Funeral Partners Ltd.	4,529	15,519
#	PWR Holdings Ltd.	14,264	92,173
	QBE Insurance Group Ltd.	598,895	8,208,319
	Ramelius Resources Ltd.	323,594	996,609

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#	Ramsay Health Care Ltd.	23,269	$586,979
#	REA Group Ltd.	18,274	2,402,735
*	ReadyTech Holdings Ltd.	14,937	26,240
#	Reece Ltd.	46,136	472,246
	Regis Healthcare Ltd.	33,733	158,159
	Regis Resources Ltd.	437,717	2,281,492
	Reliance Worldwide Corp. Ltd.	253,965	659,944
*	Resolute Mining Ltd.	378,929	339,453
	Rio Tinto Ltd.	7,794	812,016
*	RPMGlobal Holdings Ltd.	69,599	241,013
*	Sandfire Resources Ltd.	218,869	2,969,841
	SEEK Ltd.	96,029	1,394,771
	Servcorp Ltd.	16,465	88,480
	Service Stream Ltd.	250,257	396,634
	Shaver Shop Group Ltd.	39,601	41,362
#	Sigma Healthcare Ltd.	1,828,981	3,919,217
	Sims Ltd. (SGM AU)	83,375	1,167,347
	Sims Ltd. (SMSMY US), Sponsored ADR	419	5,857
*	SiteMinder Ltd.	57,149	200,459
	SmartGroup Corp. Ltd.	114,263	670,122
	Sonic Healthcare Ltd.	81,634	1,305,476
	Southern Cross Electrical Engineering Ltd.	71,752	127,430
#	Southern Cross Media Group Ltd.	99,044	44,249
	SRG Global Ltd.	156,242	327,636
#*	St Barbara Ltd.	265,679	130,191
	Steadfast Group Ltd.	344,133	1,246,275
*	Strickland Metals Ltd.	83,179	10,843
	Suncorp Group Ltd.	226,030	2,660,810
	Super Retail Group Ltd.	68,217	696,104
#	Supply Network Ltd.	537	13,710
#*	Syrah Resources Ltd.	86,857	13,989
	Tabcorp Holdings Ltd.	952,509	584,725
	Technology One Ltd.	148,017	2,584,198
#*	Telix Pharmaceuticals Ltd.	10,629	77,553
*	Temple & Webster Group Ltd.	6,467	53,788
	Transurban Group	226,449	2,190,389
#	Treasury Wine Estates Ltd.	124,508	463,965
#*	Tyro Payments Ltd.	162,309	107,143
#	Universal Store Holdings Ltd.	2,327	13,384
*	Vault Minerals Ltd.	246,554	943,506
		Shares	Value»
AUSTRALIA — (Continued)
	Ventia Services Group Pty. Ltd.	377,683	$1,512,606
Ω	Viva Energy Group Ltd.	516,214	646,219
#	Vulcan Steel Ltd.	14,319	68,935
	Wagners Holding Co. Ltd.	5,933	14,790
*	WEB Travel Group Ltd.	80,921	258,945
#	Webjet Group Ltd.	105,200	58,721
	Wesfarmers Ltd.	115,152	6,642,725
*	West African Resources Ltd.	230,109	557,532
	Westgold Resources Ltd.	242,539	1,148,642
	Westpac Banking Corp.	395,631	10,630,246
#	WiseTech Global Ltd.	22,853	915,642
	Woolworths Group Ltd.	173,975	3,733,570
	Worley Ltd.	167,720	1,560,050
#*	Xero Ltd.	47,714	3,109,582
#	XRF Scientific Ltd.	27,486	41,553
#*	Zip Co. Ltd.	222,234	409,989
TOTAL AUSTRALIA			225,103,811
AUSTRIA — (0.5%)
	ANDRITZ AG	28,047	2,426,749
Ω	BAWAG Group AG	38,902	6,328,415
	CA Immobilien Anlagen AG	7,538	224,932
*	CPI Europe AG	8,306	153,213
	DO & Co. AG	1,810	423,290
	Erste Group Bank AG	47,996	6,239,907
*	Eurotelesites AG	18,802	94,648
	EVN AG	6,689	225,384
*	FACC AG	4,000	53,545
*	Immofinanz AG (IIA AV)	25,524	0
#	Oesterreichische Post AG	10,366	404,264
	Palfinger AG	6,724	288,930
	Porr AG	8,733	359,170
	Raiffeisen Bank International AG	27,193	1,370,675
	SBO AG	4,966	186,571
	Strabag SE (STR AV), Class BR	2,291	237,236
	Telekom Austria AG	31,026	329,488
*	UBM Development AG	2,066	49,024
	UNIQA Insurance Group AG	47,884	887,624
	Verbund AG	15,436	1,132,624

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Vienna Insurance Group AG Wiener Versicherung Gruppe	11,240	$883,509
	Wienerberger AG	11,807	390,275
	Zumtobel Group AG	10,633	45,089
TOTAL AUSTRIA			22,734,562
BELGIUM — (0.9%)
*	Argenx SE (ARGX BB)	3,256	2,738,200
*	Argenx SE (ARGX US), ADR	4,228	3,553,634
	Azelis Group NV	76,141	753,991
	Barco NV	18,894	259,375
	Bekaert SA	14,482	710,442
*	bpost SA	53,034	136,852
	Cie d'Entreprises CFE	3,294	35,741
	Colruyt Group NV	32,915	1,261,293
	Deceuninck NV	20,459	55,923
	D'ieteren Group	8,646	1,969,372
	Econocom Group SA NV	43,010	89,288
	Elia Group SA	15,657	2,266,831
	EVS Broadcast Equipment SA	5,830	251,173
	Fagron	36,632	963,031
*	Galapagos NV (GLPG BB)	9,005	303,571
*	Galapagos NV (GLPG NA)	9,114	308,356
	Gimv NV	14,409	778,143
*	Immobel SA	529	15,165
	Ion Beam Applications	5,863	105,272
	KBC Group NV	54,646	7,700,469
#	Lotus Bakeries NV	173	2,039,609
	Melexis NV	6,028	455,703
	Proximus SADP	8,269	75,445
#	Recticel SA	13,767	166,587
	Syensqo SA	20,930	1,761,547
	Tessenderlo Group SA	8,253	267,698
	UCB SA	33,374	10,169,907
	Umicore SA	45,911	1,091,409
	Van de Velde NV	2,854	102,484
	VGP NV	3,309	405,797
TOTAL BELGIUM			40,792,308
CANADA — (10.9%)
*	5N Plus, Inc.	65,199	1,153,007
#	Acadian Timber Corp.	3,700	43,776
*	ACT Energy Technologies Ltd.	11,457	48,718
	ADENTRA, Inc.	10,229	271,942
	Aecon Group, Inc.	17,217	446,341
		Shares	Value»
CANADA — (Continued)
	AG Growth International, Inc.	3,096	$66,074
	AGF Management Ltd., Class B	17,700	235,931
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	770,038
	Agnico Eagle Mines Ltd. (AEM US)	75,659	14,413,064
*	Aimia, Inc.	11,631	25,626
#	AirBoss of America Corp.	3,500	11,978
	Alamos Gold, Inc. (AGI CN), Class A	382	14,156
	Alamos Gold, Inc. (AGI US), Class A	217,427	8,023,056
*	Allied Gold Corp.	6,921	218,303
	AltaGas Ltd.	109,467	3,301,737
	Altus Group Ltd.	13,057	443,016
	Amerigo Resources Ltd.	17,500	71,457
	Andrew Peller Ltd., Class A	8,700	33,416
*	Aritzia, Inc.	44,981	3,545,559
*	Arizona Sonoran Copper Co., Inc.	9,500	38,931
	Atco Ltd., Class I	26,256	1,139,981
	AtkinsRealis Group, Inc.	68,615	4,815,371
#*	ATS Corp. (ATS CN)	21,121	600,288
*	AutoCanada, Inc.	2,455	50,230
	B2Gold Corp. (BTG US)	132,950	651,455
	B2Gold Corp. (BTO CN)	69,987	340,775
	Badger Infrastructure Solutions Ltd.	6,100	344,904
#*	Ballard Power Systems, Inc. (BLDP US)	25,128	58,548
#	Bank of Montreal (BMO CN)	40,616	5,529,312
	Bank of Montreal (BMO US)	67,757	9,225,116
#	Bank of Nova Scotia (BNS CN)	100,854	7,540,070
	Bank of Nova Scotia (BNS US)	75,921	5,672,817
#*	Bausch & Lomb Corp.	4,972	83,032
*	Bausch Health Cos., Inc. (BHC CN)	4,900	28,105
*	Bausch Health Cos., Inc. (BHC US)	57,650	330,911
#	BCE, Inc. (BCE US)	7,288	188,468
#	Bird Construction, Inc.	34,357	760,994
*	Bitfarms Ltd. BITF US	13,091	30,633

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Black Diamond Group Ltd.	19,500	$236,294
#*	BlackBerry Ltd. BB US	117,051	417,872
	BMTC Group, Inc.	1,803	17,108
*	Bombardier, Inc. (BBD/A CN), Class A	1,000	171,850
#*	Bombardier, Inc. (BBD/B CN), Class B	34,610	5,912,409
	Boralex, Inc., Class A	49,526	918,394
#	Boyd Group, Inc.	7,192	1,178,745
*	Bragg Gaming Group, Inc.	5,867	12,438
	Brookfield Corp. (BN US)	232,436	10,587,437
#	Brookfield Infrastructure Corp. BIPC CN, Class A	24,243	1,159,381
	Brookfield Infrastructure Corp. BIPC US, Class A	16,137	772,155
#	Brookfield Renewable Corp.	55,859	2,325,969
	Brookfield Wealth Solutions Ltd.	1,656	75,563
	BRP, Inc. (DOO CN)	8,687	655,648
	BRP, Inc. (DOOO US)	3,500	263,795
*	CAE, Inc. (CAE US)	79,744	2,554,998
*	Calfrac Well Services Ltd.	21,100	77,325
	Calian Group Ltd.	3,442	170,400
	Cameco Corp. (CCJ US)	40,982	5,056,769
	Canaccord Genuity Group, Inc.	33,549	292,212
*	Canada Goose Holdings, Inc. (GOOS CN)	9,165	111,193
#*	Canada Goose Holdings, Inc. (GOOS US)	4,166	50,659
	Canadian Imperial Bank of Commerce (CM CN)	74,337	6,870,024
	Canadian Imperial Bank of Commerce (CM US)	59,989	5,542,384
#	Canadian Tire Corp. Ltd., Class A	27,303	3,359,012
	Canadian Utilities Ltd., Class A	43,035	1,392,834
*	Canfor Corp.	24,048	253,258
	Cascades, Inc.	30,019	281,969
		Shares	Value»
CANADA — (Continued)
	CCL Industries, Inc., Class B	82,575	$4,976,392
*	Celestica, Inc. (CLS CN)	4,222	1,186,402
*	Celestica, Inc. (CLS US)	33,555	9,428,619
	Centerra Gold, Inc.	114,460	1,917,398
	CES Energy Solutions Corp.	162,478	1,694,406
	CGI, Inc. (GIB US)	41,426	3,553,522
	CGI, Inc. (GIBA CN)	14,620	1,253,005
*	Cipher Pharmaceuticals, Inc.	6,600	70,912
	Cogeco Communications, Inc.	6,936	334,307
	Cogeco, Inc.	1,929	94,605
*	Colabor Group, Inc.	16,300	479
	Colliers International Group, Inc. (CIGI CN)	1,837	251,013
	Colliers International Group, Inc. (CIGI US)	21,327	2,915,401
	Computer Modelling Group Ltd.	30,323	107,561
	Constellation Software, Inc.	3,958	7,304,591
	Corby Spirit & Wine Ltd.	4,000	40,745
*	Cronos Group, Inc. (CRON US)	45,900	115,209
#*	D2L, Inc.	1,800	14,369
*	D-BOX Technologies, Inc.	29,000	17,464
	Definity Financial Corp.	51,172	2,504,390
*	Descartes Systems Group, Inc. (DSG CN)	600	44,809
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,092,991
*	Docebo, Inc.	1,256	24,564
	Dollarama, Inc.	71,097	9,581,243
	Doman Building Materials Group Ltd.	38,876	274,372
*	Dorel Industries, Inc., Class B	9,728	14,217
	DPM Metals, Inc.	40,986	1,430,063
	DREAM Unlimited Corp., Class A	11,846	170,602
	Dye & Durham Ltd.	8,956	27,427
	Dynacor Group, Inc.	4,300	19,263

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	E-L Financial Corp. Ltd.	61,800	$787,449
#*	Eldorado Gold Corp. (EGO US)	67,227	2,885,383
*	Eldorado Gold Corp. (ELD CN)	36,946	1,585,099
*	Electrovaya, Inc.	7,051	76,362
	Element Fleet Management Corp.	327,791	8,305,210
	Empire Co. Ltd., Class A	79,878	2,609,315
	Enbridge, Inc. (ENB CN)	857	41,848
	Enbridge, Inc. (ENB US)	135,809	6,632,912
	Endeavour Mining PLC	108,606	5,929,378
	Enerflex Ltd. (EFX CN)	44,158	810,420
	Enerflex Ltd. (EFXT US)	49,878	915,760
	Enghouse Systems Ltd.	4,973	68,332
*	Ensign Energy Services, Inc.	14,114	32,651
#	EQB, Inc.	16,583	1,293,246
*	Equinox Gold Corp. (EQX CN)	2,987	42,731
*	Equinox Gold Corp. (EQX US)	116,340	1,663,662
*	ERO Copper Corp. (ERO CN)	27,628	926,851
*	ERO Copper Corp. (ERO US)	37,892	1,269,761
	Evertz Technologies Ltd.	8,130	86,336
	Extendicare, Inc.	23,875	406,611
	Fairfax Financial Holdings Ltd.	3,079	5,081,271
	Finning International, Inc.	94,789	5,944,283
*	Firan Technology Group Corp.	8,000	85,720
	First Majestic Silver Corp. (AG US)	59,289	1,235,583
	First Majestic Silver Corp. (FR CN)	37	770
*	First Quantum Minerals Ltd.	11,100	313,766
	FirstService Corp. (FSV CN)	1,298	201,099
	FirstService Corp. (FSV US)	10,383	1,612,065
*	Foraco International SA	33,964	72,335
#*	Fortuna Mining Corp. (FSM US)	156,051	1,526,179
		Shares	Value»
CANADA — (Continued)
*	Fortuna Mining Corp. (FVI CN)	34,368	$336,196
*	Galiano Gold, Inc. GAU CN	52	137
*	GDI Integrated Facility Services, Inc.	538	14,370
	George Weston Ltd.	53,280	3,716,081
	Gibson Energy, Inc.	126,457	2,489,856
*	GoGold Resources, Inc.	60,171	140,965
	Great-West Lifeco, Inc.	35,564	1,664,781
*	Haivision Systems, Inc.	6,900	42,617
	Hammond Manufacturing Co. Ltd., Class A	600	4,468
	Hammond Power Solutions, Inc.	4,267	562,687
	High Liner Foods, Inc.	6,336	72,124
	Hudbay Minerals, Inc. (HBM CN)	83,923	1,987,682
	Hudbay Minerals, Inc. (HBM US)	125,149	2,963,528
Ω	Hydro One Ltd.	73,989	2,925,001
	iA Financial Corp., Inc.	33,571	4,124,969
*	IAMGOLD Corp. (IAG US)	41,094	747,089
*	IAMGOLD Corp. (IMG CN)	91,446	1,659,480
	IGM Financial, Inc.	55,109	2,665,500
	Information Services Corp.	9,243	295,961
	Intact Financial Corp.	60,602	11,033,556
*	Interfor Corp.	15,756	117,680
Ω	Jamieson Wellness, Inc.	12,028	306,077
*	K92 Mining, Inc.	98,472	1,848,452
	K-Bro Linen, Inc.	2,722	68,207
	Keyera Corp.	75,386	2,552,821
*	Kinaxis, Inc.	1,320	133,294
	Kinross Gold Corp. (K CN)	140,151	4,413,524
	Kinross Gold Corp. (KGC US)	197,409	6,230,228
*	Knight Therapeutics, Inc.	17,200	73,264
#	Labrador Iron Ore Royalty Corp.	47,201	1,023,298
#*	Laramide Resources Ltd.	9,500	5,861
	Lassonde Industries, Inc., Class A	700	113,612
	Laurentian Bank of Canada	25	734

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Leon's Furniture Ltd.	5,062	$102,307
#*	Lightspeed Commerce, Inc. (LSPD US)	84,915	917,082
	Linamar Corp.	6,500	412,059
#*	Lithium Americas Corp.	2,000	9,740
	Loblaw Cos. Ltd. L CN	128,775	5,794,489
	Lundin Gold, Inc.	86,829	6,509,385
	Lundin Mining Corp.	168,872	4,260,091
	Magna International, Inc. (MG CN)	2,100	107,356
	Magna International, Inc. (MGA US)	75,082	3,839,693
	Mainstreet Equity Corp.	800	102,593
#*	Major Drilling Group International, Inc.	38,043	417,407
	Martinrea International, Inc.	13,100	93,417
*	Mattr Corp.	28,816	173,956
*	MDA Space Ltd.	23,824	672,387
*	Medexus Pharmaceuticals, Inc.	6,500	13,509
	Medical Facilities Corp.	5,000	55,704
	Melcor Developments Ltd.	6,227	74,176
	Metro, Inc.	87,871	5,833,093
	Morguard Corp.	853	73,921
	MTY Food Group, Inc.	3,609	112,406
	National Bank of Canada	63,459	7,561,554
	Neo Performance Materials, Inc.	12,000	168,854
#*	New Gold, Inc. (NGD CN)	439,237	4,412,854
*	New Gold, Inc. (NGD US)	63,776	639,673
*	NFI Group, Inc.	3,296	40,037
	North West Co., Inc.	34,705	1,238,945
	Nutrien Ltd. (NTR US)	64,810	4,464,761
	OceanaGold Corp.	147,871	4,791,307
	Onex Corp.	21,999	1,874,435
	Open Text Corp. (OTEX CN)	24,170	617,363
#	Open Text Corp. (OTEX US)	78,261	1,998,003
	OR Royalties, Inc. (OR CN)	504	19,873
	OR Royalties, Inc. (OR US)	1,333	52,574
		Shares	Value»
CANADA — (Continued)
	Pan American Silver Corp. (PAAS CN)	43,283	$2,358,309
	Pan American Silver Corp. (PAAS US)	101,572	5,545,853
	Pason Systems, Inc.	45,310	401,639
	Pet Valu Holdings Ltd.	9,024	180,924
	PHX Energy Services Corp.	36,100	221,905
*	PMET Resources, Inc.	4,200	19,031
#	Pollard Banknote Ltd.	2,929	40,634
*	Precision Drilling Corp. (PD CN)	1,462	116,627
*	Precision Drilling Corp. (PDS US)	10,006	797,882
#	Premium Brands Holdings Corp.	14,068	967,036
	Pulse Seismic, Inc.	6,600	18,564
*	Quarterhill, Inc.	42,151	28,170
	Quebecor, Inc., Class B	100,394	3,662,153
	RB Global, Inc. (RBA US)	28,575	3,245,263
*	Real Matters, Inc.	9,500	43,396
	Restaurant Brands International, Inc. (QSR CN)	5,770	386,588
	Restaurant Brands International, Inc. (QSR US)	74,846	5,013,934
	Richelieu Hardware Ltd.	21,663	647,830
	Rogers Communications, Inc. (RCI US), Class B	64,919	2,454,587
#	Rogers Communications, Inc. (RCIB CN), Class B	49,847	1,881,640
	Royal Bank of Canada (RY CN)	133,492	22,226,935
	Royal Bank of Canada (RY US)	123,085	20,460,420
	Russel Metals, Inc.	31,041	1,099,936
*	Sangoma Technologies Corp.	3,900	18,102
	Saputo, Inc.	32,103	968,524
	Savaria Corp.	18,711	325,672
#*	Seabridge Gold, Inc. (SA US)	13,747	388,490
	Secure Waste Infrastructure Corp.	211,260	2,725,986
*	Shopify, Inc. (SHOP US), Class A	103,293	13,555,140

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Sienna Senior Living, Inc.	22,839	$355,756
*	SNDL, Inc.	4,981	7,670
*	Source Energy Services Ltd.	1,500	19,058
	South Bow Corp. SOBO US	21,959	623,636
Ω	Spin Master Corp.	1,967	26,883
	Sprott, Inc. (SII CN)	1,170	143,461
	Sprott, Inc. (SII US)	5,108	626,649
*	SSR Mining, Inc. (SSRM CN)	52,483	1,196,396
*	SSR Mining, Inc. (SSRM US)	24,249	553,605
	Stantec, Inc. (STN CN)	23,133	2,292,489
	Stantec, Inc. (STN US)	19,321	1,914,325
	Stella-Jones, Inc.	22,858	1,532,652
	StorageVault Canada, Inc.	41,557	151,377
	Sun Life Financial, Inc. (SLF CN)	68,450	4,313,157
	Sun Life Financial, Inc. (SLF US)	77,593	4,891,463
	Superior Plus Corp.	92,835	497,702
	Supremex, Inc.	7,100	19,241
	Sylogist Ltd.	3,300	9,791
	Taiga Building Products Ltd.	5,000	12,852
	TELUS Corp.	23,749	331,385
	TerraVest Industries, Inc.	8,457	876,102
	TFI International, Inc. (TFII CN)	12,211	1,312,258
	TFI International, Inc. (TFII US)	1,281	137,772
††	Theratechnologies, Inc.	5,606	2,130
#	Thomson Reuters Corp. (TRI US)	21,647	2,394,808
	Timbercreek Financial Corp.	26,630	136,705
	TMX Group Ltd.	78,800	2,909,173
	Torex Gold Resources, Inc.	49,388	2,377,182
	Toromont Industries Ltd.	43,233	5,507,116
	Toronto-Dominion Bank (TD CN)	92,172	8,614,408
	Toronto-Dominion Bank (TD US)	130,774	12,226,061
	Total Energy Services, Inc.	31,209	377,949
	Transcontinental, Inc., Class A	48,333	819,955
		Shares	Value»
CANADA — (Continued)
	Trican Well Service Ltd.	104,285	$535,345
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	37,088
	Triple Flag Precious Metals Corp. (TFPM US)	26,232	884,544
*	Trisura Group Ltd. (TSU CN)	17,381	530,116
	VersaBank (VBNK US)	3,158	48,981
*††	Victoria Gold Corp./Vancouver	1,006	66
*	Vitalhub Corp.	6,517	40,347
	Wajax Corp.	12,100	251,215
*	Wall Financial Corp.	1,000	11,714
#*	Well Health Technologies Corp.	84,882	246,857
*	Wesdome Gold Mines Ltd.	124,295	2,034,690
	West Fraser Timber Co. Ltd. (WFG CN)	24,293	1,659,021
*	Western Forest Products, Inc.	1,419	15,747
	Wheaton Precious Metals Corp. (WPM US)	49,186	6,486,158
	Winpak Ltd.	12,300	388,516
	WSP Global, Inc.	28,196	5,450,764
	Yellow Pages Ltd.	3,240	27,840
TOTAL CANADA			501,638,410
CHINA — (0.0%)
	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	830,670
DENMARK — (2.7%)
	AL Sydbank	24,450	2,214,316
#*	ALK-Abello AS	49,880	1,648,221
	Alm Brand AS	365,365	1,010,621
#	Ambu AS, Class B	28,664	388,704
*	Bang & Olufsen AS	55,525	103,288
*	Bavarian Nordic AS	35,701	1,087,784
#	Carlsberg AS, Class B	18,600	2,528,654
#	cBrain AS	2,252	29,023
	Chemometec AS	3,546	342,713
	Coloplast AS, Class B	21,866	1,863,966
	Columbus AS	33,734	53,612
	Danske Bank AS	165,759	8,445,095
#*	Demant AS	35,068	1,227,499
	DSV AS	30,905	8,689,949
	FLSmidth & Co. AS	25,906	2,220,629

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
*	Genmab AS (GMAB DC)	29,126	$9,488,828
#*	GN Store Nord AS	56,773	996,583
#	GronlandsBANKEN AS	37	6,859
	H Lundbeck AS (HLUNA DC), Class A	18,301	106,901
	H Lundbeck AS (HLUNB DC)	124,313	833,438
#*	H&H International AS, Class B	5,321	78,942
#*	Huscompagniet AS	3,263	17,842
	ISS AS	59,925	2,272,637
	Jeudan AS	1,158	37,420
	Jyske Bank AS	22,307	3,246,260
#	Matas AS	23,541	360,743
	MT Hoejgaard Holding AS	299	26,095
*Ω	Netcompany Group AS	20,047	1,058,055
*	Nilfisk Holding AS	4,726	104,554
*	NKT AS	27,364	3,578,836
*Ω	NNIT AS	3,672	26,663
*	North Media AS	1,395	10,184
	Novo Nordisk AS (NOVOB DC), Class B	660,210	39,202,756
#	Novonesis Novozymes B, Class B	95,623	5,859,161
#*	NTG Nordic Transport Group AS	3,176	97,128
*Ω	Orsted AS	87,000	1,957,088
	Pandora AS	40,536	3,281,131
	Parken Sport & Entertainment AS	758	19,645
	Per Aarsleff Holding AS	7,791	1,111,019
	Ringkjoebing Landbobank AS	16,083	4,054,454
	Royal Unibrew AS	21,210	1,998,292
*	RTX AS	2,621	47,644
	Schouw & Co. AS	4,762	502,528
	Solar AS, Class B	1,905	67,336
	SP Group AS	6,285	364,827
	Sparekassen Sjaelland-Fyn AS	4,968	294,322
	TCM Group AS	725	7,749
#	Tivoli AS	528	51,742
*	Trifork Group AG	5,690	84,848
#	Tryg AS	111,991	2,721,718
	Vestas Wind Systems AS	252,556	7,655,322
*	Zealand Pharma AS	9,532	637,476
TOTAL DENMARK			124,121,100
		Shares	Value»
FINLAND — (2.0%)
	Aktia Bank OYJ	27,365	$398,959
#	Alandsbanken Abp, Class B	263	14,742
	Alma Media OYJ	17,897	292,759
	Anora Group OYJ	3,054	15,610
	Citycon OYJ	13,086	59,004
	Digia OYJ	6,198	46,745
	Elisa OYJ	40,815	1,805,452
#Ω	Enento Group OYJ	8,250	151,457
#	eQ OYJ	1,422	18,420
	Evli OYJ, Class B	498	15,548
#	Fiskars OYJ Abp	4,668	67,439
#	Fortum OYJ	170,022	4,016,317
	F-Secure OYJ	43,507	97,360
	Gofore OYJ	2,178	34,292
	Harvia OYJ	6,433	313,104
	Hiab OYJ	26,891	1,597,899
	Huhtamaki OYJ	44,397	1,558,101
	Ilkka OYJ	2,760	12,651
*	Incap OYJ	1,295	15,157
	Kalmar OYJ, Class B	26,891	1,374,878
	Kemira OYJ	52,787	1,241,595
	Kesko OYJ (KESKOA FH), Class A	61,177	1,529,841
#	Kesko OYJ (KESKOB FH), Class B	171,468	4,337,002
*	Kojamo OYJ	17,814	201,431
	Kone OYJ, Class B	80,307	5,771,252
	Konecranes OYJ	35,033	4,125,560
*	Lassila & Tikanoja OYJ	7,150	63,564
*	Lindex Group OYJ	26,585	77,702
	Luotea PLC	7,150	24,483
	Mandatum OYJ	151,337	1,234,203
	Marimekko OYJ	15,410	235,126
#	Metsa Board OYJ (METSB FH), Class B	10,481	32,558
	Metso OYJ	353,148	6,904,303
	Neste OYJ	99,394	2,539,014
#	NoHo Partners OYJ	1,829	17,345
#	Nokia OYJ (NOK US), Sponsored ADR	68,512	440,532
	Nokia OYJ (NOKIA FH)	515,756	3,321,937
	Nokia OYJ (NOKIA FP)	4,241	27,267
	Nokian Renkaat OYJ	31,152	399,660
	Nordea Bank Abp (NDA FH)	626,335	12,101,038
	Nordea Bank Abp (NDA SS)	126,848	2,447,530
	Olvi OYJ, Class A	3,986	158,269
	Oriola OYJ (OKDBV FH), Class B	24,674	34,112
#	Orion OYJ (ORNAV FH), Class A	10,006	821,581

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Orion OYJ (ORNBV FH), Class B	47,289	$3,910,708
	Outokumpu OYJ	194,622	1,092,715
	Pihlajalinna OYJ	7,347	125,510
	Ponsse OYJ	4,654	141,064
	Puuilo OYJ	30,785	449,298
*	QT Group OYJ	6,824	214,580
	Raisio OYJ, Class V	46,952	152,819
#*	Remedy Entertainment OYJ	787	13,984
	Revenio Group OYJ	7,904	188,031
	Sampo OYJ, Class A	714,450	7,968,833
	Sanoma OYJ	38,158	436,507
	Scanfil OYJ	6,480	87,012
#	Stora Enso OYJ, Class R	212,273	2,443,684
	Taaleri PLC	5,611	50,951
Ω	Terveystalo OYJ	103,507	1,243,830
#	TietoEVRY OYJ	43,781	950,387
#	Tokmanni Group Corp.	19,181	175,084
	UPM-Kymmene OYJ	70,205	1,936,824
	Vaisala OYJ, Class A	13,918	692,257
#	Valmet OYJ	51,181	1,753,796
	Wartsila OYJ Abp	235,487	9,546,653
#*	YIT OYJ	19,187	70,203
TOTAL FINLAND			93,637,529
FRANCE — (7.7%)
*	74Software SA	7,355	318,366
	Aeroports de Paris SA	13,537	1,788,533
	Airbus SE	93,989	21,518,756
*	Alstom SA	128,532	4,103,818
	Altamir	583	20,461
	Alten SA	13,900	1,362,629
Ω	Amundi SA	28,934	2,572,496
#*Ω	Aramis Group SAS	7,169	39,159
	Arkema SA	16,002	963,673
	Assystem SA	1,932	108,656
	Aubay	2,029	143,980
	AXA SA	200,919	9,161,722
Ω	Ayvens SA	79,295	1,149,605
#*	Bastide le Confort Medical	1,130	31,162
	Beneteau SACA	14,888	140,017
	BioMerieux	12,372	1,436,717
	BNP Paribas SA	110,305	11,927,546
	Boiron SA	1,876	66,393
	Bollore SE	171,523	977,925
	Bouygues SA	54,837	2,964,148
	Bureau Veritas SA	129,551	4,170,548
	Capgemini SE	38,257	5,944,298
	Carrefour SA	300,378	4,919,942
	Catana Group	3,154	10,435
	CBo Territoria	19,983	88,083
*	Cegedim SA	3,604	57,121
	Cie des Alpes	7,941	244,493
		Shares	Value»
FRANCE — (Continued)
*	Claranova SE	10,065	$15,041
	Coface SA	53,480	978,104
	Credit Agricole SA	185,981	4,027,683
	Danone SA	40,271	3,155,631
	Dassault Aviation SA	2,624	997,579
	Dassault Systemes SE	107,651	2,960,919
	Derichebourg SA	35,040	330,248
	Edenred SE	38,355	803,376
	Eiffage SA	38,638	5,730,298
	Electricite de Strasbourg SA	206	53,175
	Elis SA	30,235	877,856
	Equasens	164	7,715
	EssilorLuxottica SA	12,823	3,919,938
	Eurazeo SE	20,491	1,230,874
	Eurofins Scientific SE	32,355	2,617,292
Ω	Euronext NV	14,296	2,002,208
*	Eutelsat Communications SACA	118,489	321,653
	Exel Industries SA, Class A	353	16,183
	FDJ UNITED	17,509	463,392
*	Figeac Aero	1,448	18,467
	Fnac Darty SA (FNAC FP)	3,748	157,797
*	Forvia SE (1EO IM)	2,574	42,070
*	Forvia SE (FRVIA FP)	54,993	897,894
	Gaztransport Et Technigaz SA	26,974	5,811,505
	Getlink SE	57,799	1,144,096
	GL Events SACA	4,130	157,457
	Groupe Crit SA	1,898	143,132
	Groupe SFPI	6,644	13,377
	Hermes International SCA	7,522	18,097,915
*	ID Logistics Group SACA	984	477,280
	Imerys SA	4,002	124,786
	Infotel SA	2,381	122,854
	Interparfums SA	12,382	376,945
	Ipsen SA	19,303	3,153,439
	IPSOS SA	18,582	788,317
#	Jacquet Metals SACA	6,987	192,378
	JCDecaux SE	29,721	586,210
	Kaufman & Broad SA	11,178	415,914
	Kering SA	11,685	3,647,796
	Laurent-Perrier	972	104,206
	Legrand SA	45,838	7,318,395
	Linedata Services	233	11,737
	LISI SA	2,079	131,802
	LNA Sante SA	321	8,864
	L'Oreal SA	50,782	23,331,232
*	Lumibird	531	14,887
	LVMH Moet Hennessy Louis Vuitton SE	56,239	36,296,891

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
#*Ω	Maisons du Monde SA	3,180	$6,033
	Manitou BF SA	4,749	125,207
	Metropole Television SA	15,263	218,633
	Nexans SA	15,855	2,497,358
	North Atlantic Energies	1,390	77,555
	Oeneo SA	5,443	59,611
	Opmobility	6,634	127,105
	Orange SA (ORA FP)	882,909	16,413,292
	Pernod Ricard SA	23,844	2,132,050
*	Pierre Et Vacances SA	19,662	42,201
	Pluxee NV	25,611	339,295
	Publicis Groupe SA (PUB FP)	76,094	7,605,463
	Quadient SA	9,709	183,734
#	Remy Cointreau SA	1,112	53,030
	Renault SA	75,063	2,832,830
	Rexel SA	127,326	5,335,668
	Robertet SA	322	322,855
	Rubis SCA	41,180	1,667,504
	SA d'Explosifs et de Produits Chimiques	100	29,206
	Safran SA	54,414	19,441,641
	Sanofi SA (SAN FP)	114,758	10,824,392
	Sartorius Stedim Biotech	3,208	716,885
	Savencia SA	397	28,137
	Schneider Electric SE (0NWV LI)	278	79,639
	Schneider Electric SE (SU FP)	54,213	15,542,967
	SCOR SE	111,660	3,638,683
	SEB SA	2,982	168,210
	SES SA	137,295	1,124,520
*Ω	SMCP SA	17,880	129,980
	Societe BIC SA	5,913	380,909
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	65,363
	Societe Generale SA	190,730	16,713,562
	Sopra Steria Group	8,406	1,535,482
	SPIE SA	71,078	3,894,639
#	Stef SA	917	136,097
	Sword Group	3,554	153,820
	Synergie SE	4,886	177,649
	Technip Energies NV	88,987	3,487,348
	Teleperformance SE	14,421	931,530
	Television Francaise 1 SA	29,732	287,369
	Thales SA	18,857	5,772,611
	Thermador Groupe	3,288	306,859
#	Tikehau Capital SCA	14,025	267,778
	Trigano SA	3,683	732,810
		Shares	Value»
FRANCE — (Continued)
#*	Ubisoft Entertainment SA	22,927	$118,285
	Valeo SE	45,309	632,803
	Vallourec SACA	86,392	1,833,484
	Veolia Environnement SA (VIE FP)	21,512	806,854
	Vetoquinol SA	921	94,882
	VIEL & Cie SA	5,994	128,254
	Vinci SA	79,513	11,432,745
	Virbac SACA	1,494	622,802
*	Viridien	3,789	573,162
	Vivendi SE	215,726	601,861
#*	Voltalia SA	12,701	106,852
#	Vusion	3,771	587,062
#	Wavestone	1,980	141,363
TOTAL FRANCE			354,615,409
GERMANY — (6.7%)
	Adesso SE	1,832	176,667
	adidas AG	38,730	6,866,965
	Adtran Networks SE	4,294	113,016
	AIXTRON SE	27,387	628,295
	All for One Group SE	996	47,393
	Allgeier SE	3,172	84,219
	Allianz SE (ALV GR)	37,331	16,437,646
	Alzchem Group AG	989	180,804
	Amadeus Fire AG	3,509	161,821
*	Aroundtown SA	133,304	423,604
	Atoss Software SE	3,950	455,233
Ω	Aumann AG	1,641	27,332
*	Aumovio SE	15,062	722,738
	Aurubis AG	16,913	3,193,749
*	Basler AG	1,078	20,577
#	Bayerische Motoren Werke AG	54,402	5,602,333
#*	BayWa AG (BYW6 GR)	21,057	85,299
#	Bechtle AG	41,549	2,153,575
#	Beiersdorf AG	21,721	2,590,867
	Bertrandt AG	877	19,960
	Bijou Brigitte AG	991	50,902
	Bilfinger SE	12,322	1,726,419
#	Borussia Dortmund GmbH & Co. KGaA	25,391	98,094
#	Brenntag SE	56,836	3,457,883
	CANCOM SE (COK GR)	10,650	358,334
	Carl Zeiss Meditec AG	6,997	232,227
*	Ceconomy AG	74,997	396,315
	Cewe Stiftung & Co. KGaA	3,319	397,537
	Commerzbank AG	213,718	8,784,834
	Continental AG	30,124	2,370,434
#	CTS Eventim AG & Co. KGaA	27,822	2,338,189
	Daimler Truck Holding AG	168,354	8,151,521

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
#*Ω	Delivery Hero SE	1,884	$52,543
#	Dermapharm Holding SE	2,931	121,084
	Deutsche Bank AG (DB US)	41,253	1,617,943
	Deutsche Bank AG (DBK GR)	177,722	7,013,103
#	Deutsche Beteiligungs AG	5,305	160,287
	Deutsche Boerse AG	34,209	8,662,580
	Deutsche EuroShop AG	1,289	29,449
#Ω	Deutsche Pfandbriefbank AG	52,973	261,385
	Deutsche Post AG	167,439	9,364,607
	Deutsche Telekom AG (DTE GR)	337,881	11,338,696
	Deutsche Wohnen SE	9,457	235,123
	Deutz AG	31,499	403,367
	Draegerwerk AG & Co. KGaA	1,079	90,846
	Duerr AG	18,847	502,337
Ω	DWS Group GmbH & Co. KGaA	19,199	1,405,637
	E.ON SE	924,938	19,617,782
	Eckert & Ziegler SE	19,282	341,368
	Elmos Semiconductor SE	2,017	274,484
	ElringKlinger AG	8,425	42,458
#	Energiekontor AG	1,757	79,846
	Evonik Industries AG	77,337	1,197,943
#*	Evotec SE	10,829	79,749
	Fabasoft AG	2,351	42,944
	Fielmann Group AG	7,266	356,128
	flatexDEGIRO SE	39,205	1,912,409
#*	Fraport AG Frankfurt Airport Services Worldwide	13,920	1,287,952
	Freenet AG	63,008	2,275,166
	Fresenius Medical Care AG (FME GR)	27,130	1,221,365
	Fresenius SE & Co. KGaA	51,589	2,885,772
	Friedrich Vorwerk Group SE	4,641	498,561
	FUCHS SE	23,091	812,646
	GEA Group AG	92,131	6,587,627
	Gesco SE	3,348	59,714
#	GFT Technologies SE	5,933	146,103
*	Grand City Properties SA	10,673	119,620
#*	Heidelberger Druckmaschinen AG	82,259	178,844
*	HelloFresh SE	1,666	10,943
		Shares	Value»
GERMANY — (Continued)
	Henkel AG & Co. KGaA	24,186	$1,996,533
#	Hensoldt AG	31,479	3,127,205
	Hornbach Holding AG & Co. KGaA	4,368	417,382
#	HUGO BOSS AG	20,367	844,490
	Indus Holding AG	5,070	192,908
	Infineon Technologies AG (IFX GR)	164,614	8,046,742
	Init Innovation in Traffic Systems SE	717	40,752
Ω	Instone Real Estate Group SE	19,087	194,884
	IVU Traffic Technologies AG	4,593	114,226
	Jenoptik AG	13,495	425,893
Ω	JOST Werke SE	6,051	448,811
#	K&S AG	17,272	282,998
#	KION Group AG	25,987	1,835,587
#	Kloeckner & Co. SE	11,670	152,026
#*	Knaus Tabbert AG	1,096	16,628
	Knorr-Bremse AG	39,485	4,597,444
*	Koenig & Bauer AG	2,506	27,602
#	Kontron AG	15,395	427,121
	Krones AG	7,777	1,251,473
	KWS Saat SE & Co. KGaA	4,116	365,672
	Lanxess AG	15,086	311,607
#*	LPKF Laser & Electronics SE	7,573	70,226
#*	Medios AG	515	9,761
	Mercedes-Benz Group AG	121,399	8,296,918
#	MLP SE	28,411	247,658
	MTU Aero Engines AG	17,728	7,881,423
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,890	10,236,630
	Mutares SE & Co. KGaA	4,664	180,242
#	Nagarro SE	3,351	281,628
#	Nemetschek SE	27,202	2,376,757
*	Nordex SE	55,299	2,213,973
	Norma Group SE	4,317	75,143
#	Patrizia SE	20,944	211,958
*	Pentixapharm Holding AG	5,983	13,391
	Pfeiffer Vacuum Technology AG	1,358	264,139
#	Puma SE (PUM GR)	21,535	550,479
*	PVA TePla AG	4,827	151,567
*	q.beyond AG	35,343	33,838
	Rational AG	3,199	2,563,411
#	RENK Group AG	27,398	1,763,935
	Rheinmetall AG	7,601	16,105,350
#	RTL Group SA	14,060	613,013
	SAF-Holland SE	6,396	128,580

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SAP SE (SAP GR)	86,919	$17,363,667
	SAP SE (SAP US), Sponsored ADR	2,854	573,768
	Schaeffler AG	37,198	438,717
#Ω	Scout24 SE	13,220	1,316,199
	Secunet Security Networks AG	525	147,483
#*	SFC Energy AG, Class BR	1,752	29,187
	Siemens AG (SIE GR)	74,214	22,437,127
*	Siemens Energy AG	113,713	19,374,423
Ω	Siemens Healthineers AG	39,183	1,955,759
	Sixt SE	8,425	660,195
#*	SMA Solar Technology AG	1,004	43,677
	Stabilus SE	4,379	100,528
	STRATEC SE	225	5,962
	Stroeer SE & Co. KGaA	9,923	396,735
	Surteco Group SE	706	10,832
#	SUSS MicroTec SE	8,081	475,315
#	Symrise AG	48,255	4,062,446
	Takkt AG	6,992	29,898
*	Talanx AG	26,514	3,344,228
*Ω	TeamViewer SE	8,393	56,118
	Technotrans SE	1,764	69,412
	United Internet AG	39,002	1,268,849
*	Verbio SE	9,842	290,622
	Volkswagen AG	2,682	325,509
#	Vossloh AG	2,950	282,402
#	Wacker Chemie AG	3,208	260,530
#	Wacker Neuson SE	12,495	285,371
	Washtec AG	4,132	235,536
	Wuestenrot & Wuerttembergische AG	10,291	183,179
#*Ω	Zalando SE	84,061	2,417,204
	Zeal Network SE	1,749	100,678
TOTAL GERMANY			307,572,753
HONG KONG — (0.9%)
	Aeon Credit Service Asia Co. Ltd.	18,000	17,176
	AIA Group Ltd.	1,303,600	15,040,250
	Analogue Holdings Ltd.	192,000	24,605
	ASMPT Ltd.	48,400	645,461
	Bank of East Asia Ltd.	124,000	236,853
	Best Mart 360 Holdings Ltd.	90,000	23,161
	BOC Hong Kong Holdings Ltd.	282,000	1,485,009
Ω	Budweiser Brewing Co. APAC Ltd.	171,900	169,488
		Shares	Value»
HONG KONG — (Continued)
	Build King Holdings Ltd.	110,000	$19,692
	China Motor Bus Co. Ltd.	800	6,016
*	China Star Entertainment Ltd.	130,000	73,950
	Chinese Estates Holdings Ltd.	140,000	22,749
	Chow Sang Sang Holdings International Ltd.	138,000	258,373
	CK Asset Holdings Ltd.	159,823	936,265
	C-Mer Medical Holdings Ltd.	124,000	24,290
#††	Convoy, Inc.	528,000	2,115
#*	Cowell e Holdings, Inc.	66,000	256,635
Ω	Crystal International Group Ltd.	100,500	94,764
*	CSC Holdings Ltd.	12,550,000	48,193
	CTF Services Ltd.	451,583	529,001
#*††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	112,800	160,678
	Dah Sing Financial Holdings Ltd.	54,000	261,129
*	Deep Source Holdings Ltd.	2,610,000	275,249
	Dickson Concepts International Ltd.	63,000	45,652
	Dynamic Holdings Ltd.	30,000	45,804
	Emperor Watch & Jewellery Ltd.	1,350,000	51,013
	FSE Lifestyle Services Ltd.	50,000	36,458
	Giordano International Ltd.	376,000	70,750
	Glorious Sun Enterprises Ltd.	129,000	22,631
	Great Eagle Holdings Ltd.	45,693	94,332
	G-Resources Group Ltd.	130,050	199,945
	Guoco Group Ltd.	10,000	91,483
#	Guotai Junan International Holdings Ltd.	985,000	336,878
	Hang Lung Group Ltd.	155,000	333,778
*	Hanison Construction Holdings Ltd.	9,806	276
*	HKR International Ltd.	83,200	13,058
	HKT Trust & HKT Ltd.	726,000	1,087,998

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Hong Kong Ferry Holdings Co. Ltd.	92,000	$57,896
*Ω	Honma Golf Ltd.	11,500	4,591
	Hysan Development Co. Ltd.	84,000	230,696
	IGG, Inc.	298,000	140,558
Ω	Impro Precision Industries Ltd.	135,000	110,652
	JBM Healthcare Ltd.	30,000	10,288
	Johnson Electric Holdings Ltd.	117,000	403,008
	K Wah International Holdings Ltd.	572,000	190,160
	Kerry Properties Ltd.	221,500	672,421
	KLN Logistics Group Ltd.	139,500	125,936
	Luk Fook Holdings International Ltd.	155,000	636,760
	Man Wah Holdings Ltd.	430,400	266,954
*	Melco International Development Ltd.	160,000	86,496
	MGM China Holdings Ltd.	158,000	252,305
*	Midland Holdings Ltd.	251,026	97,728
	Miramar Hotel & Investment	9,000	12,452
	Modern Dental Group Ltd.	116,000	87,429
	NagaCorp Ltd.	193,140	113,781
#*	New World Development Co. Ltd.	415,000	603,811
*††	NewOcean Energy Holdings Ltd.	550,000	0
	Oriental Watch Holdings	210,476	91,860
	PAX Global Technology Ltd.	301,000	189,953
	PCCW Ltd.	777,000	580,687
	Pico Far East Holdings Ltd.	406,000	145,961
	Plover Bay Technologies Ltd.	80,000	71,398
	PRADA SpA	206,700	1,056,728
	Sa Sa International Holdings Ltd.	410,000	30,914
Ω	Samsonite Group SA	568,200	1,443,608
	Sands China Ltd.	182,800	396,727
*	Shandong Hi-Speed Holdings Group Ltd.	263,000	53,064
*	Shun Tak Holdings Ltd.	264,000	22,681
	Singamas Container Holdings Ltd.	542,000	44,420
	Sino Land Co. Ltd.	601,822	905,687
		Shares	Value»
HONG KONG — (Continued)
*	Sinohope Technology Holdings Ltd.	55,500	$18,096
#*	SJM Holdings Ltd.	464,000	142,404
*	Solomon Systech International Ltd.	330,000	18,371
*	Soundwill Holdings Ltd.	11,500	9,530
	Sun Hung Kai Properties Ltd.	157,707	2,532,599
	Sundart Holdings Ltd.	134,000	14,121
	Swire Pacific Ltd. (19 HK), Class A	62,000	598,293
	Swire Pacific Ltd. (87 HK), Class B	112,500	182,649
	Swire Properties Ltd.	83,600	253,396
	Tai Hing Group Holdings Ltd.	93,000	12,844
	Techtronic Industries Co. Ltd.	268,000	3,658,601
*	Television Broadcasts Ltd.	102,000	39,675
	Town Health International Medical Group Ltd.	952,000	29,237
	Tradelink Electronic Commerce Ltd.	224,000	30,989
*	Viva Goods Co. Ltd.	1,016,000	83,237
#*	Vobile Group Ltd.	174,000	107,901
	VSTECS Holdings Ltd.	186,400	184,426
	VTech Holdings Ltd.	41,500	323,181
*	Wealthink AI-Innovation Capital Ltd.	468,000	10,964
	Wharf Real Estate Investment Co. Ltd.	268,000	930,432
	Wynn Macau Ltd.	276,400	204,543
*	Yunfeng Financial Group Ltd.	28,000	11,546
*	ZO Future Group	54,000	15,480
TOTAL HONG KONG			41,591,283
IRELAND — (0.5%)
	AIB Group PLC	783,187	8,754,567
	Bank of Ireland Group PLC	414,757	8,426,805
	Cairn Homes PLC	358,413	885,693
	FBD Holdings PLC (FBD ID)	14,225	272,095
	Glanbia PLC (GLB ID)	53,426	1,029,569
*Ω	Glenveagh Properties PLC	263,160	610,164
	Kerry Group PLC (KYGA ID), Class A	18,224	1,619,966
	Kingspan Group PLC (KSP ID)	44,267	3,854,530

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
IRELAND — (Continued)
*	Permanent TSB Group Holdings PLC	6,807	$25,176
TOTAL IRELAND			25,478,565
ISRAEL — (1.1%)
*	Abra Information Technologies Ltd.	16,331	28,830
	Ackerstein Group Ltd.	1,931	4,911
*	AFI Properties Ltd.	4,667	358,202
#	Africa Israel Residences Ltd.	2,276	213,191
*	Airport City Ltd.	16,977	315,820
	Albaad Massuot Yitzhak Ltd.	1,115	12,941
*	Allot Ltd.	5,136	52,733
	Alony Hetz Properties & Investments Ltd.	26,451	349,027
	Altshuler Shaham Finance Ltd.	23,843	48,023
	Amos Luzon Development & Energy Group Ltd.	25,438	39,437
	Arad Ltd.	4,385	73,668
*	Argo Properties NV	3,398	137,461
	Ari Real Estate Arena Investment Ltd.	19,579	27,354
*	Ashdod Refinery Ltd.	1,321	27,308
	Ashtrom Group Ltd.	11,089	245,169
	AudioCodes Ltd. (AUDC IT)	772	6,418
	AudioCodes Ltd. (AUDC US)	7,436	62,091
#	Aura Investments Ltd.	53,611	378,038
	Automatic Bank Services Ltd.	3,721	27,843
	Ayalon Holdings Ltd.	2,054	62,155
#	Azorim-Investment Development & Construction Co. Ltd.	17,797	113,907
	Azrieli Group Ltd.	1,558	208,936
	Bank Hapoalim BM	102,634	2,537,259
	Bank Leumi Le-Israel BM	157,351	3,782,612
	Baran Group Ltd.	1,341	11,900
*	Bet Shemesh Engines Holdings 1997 Ltd.	2,202	556,144
	Big Shopping Centers Ltd.	1,996	480,106
	Blue Square Real Estate Ltd.	1,661	242,379
*	Camtek Ltd.	1,965	293,693
	Carasso Motors Ltd.	14,778	177,197
	Carasso Real Estate Ltd.	1,280	13,985
*	Cielo-Blu Group Ltd.	22,037	22,620
		Shares	Value»
ISRAEL — (Continued)
	Clal Insurance Enterprises Holdings Ltd.	31,127	$2,263,775
*	Compugen Ltd.	14,192	27,166
	Danel Adir Yeoshua Ltd.	2,260	344,349
	Danya Cebus Ltd.	3,427	160,209
	Delta Galil Ltd.	4,359	237,056
	Delta Israel Brands Ltd.	1,130	53,704
	Diplomat Holdings Ltd.	1,548	26,030
#	Direct Finance of Direct Group 2006 Ltd.	450	79,047
	Dor Alon Energy in Israel 1988 Ltd.	1,328	70,835
*	Doral Group Renewable Energy Resources Ltd.	58,132	813,217
#	Duniec Brothers Ltd.	384	33,555
	Elbit Systems Ltd. (ESLT US)	1,786	1,254,790
	Electra Consumer Products 1970 Ltd.	6,258	200,326
	Electra Ltd.	18,160	629,849
*	Ellomay Capital Ltd.	2,313	62,171
	Energix-Renewable Energies Ltd.	72,572	461,276
*	Enlight Renewable Energy Ltd. (ENLT IT)	20,678	1,166,921
*	Enlight Renewable Energy Ltd. (ENLT US)	11,932	663,061
	First International Bank of Israel Ltd.	8,738	741,872
	FMS Enterprises Migun Ltd.	1,725	148,918
	Formula Systems 1985 Ltd. (FORTY IT)	3,085	492,349
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	242,115
	Fox Wizel Ltd.	3,392	342,453
*	Gilat Satellite Networks Ltd.	14,276	276,700
*	Hagag Group Real Estate Development	18,978	152,806
	Harel Insurance Investments & Financial Services Ltd.	27,993	1,283,994

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Hilan Ltd.	6,150	$490,696
#	Hiper Global Ltd.	5,670	46,088
	ICL Group Ltd.	50,134	272,220
	IDI Insurance Co. Ltd.	4,267	335,141
	Inrom Construction Industries Ltd.	21,432	139,529
#	Israel Canada TR Ltd.	41,130	232,086
	Israel Discount Bank Ltd., Class A	70,244	827,570
#	Israel Shipyards Industries Ltd.	1,109	63,410
*	Israir Group Ltd.	35,939	19,215
	Isras Investment Co. Ltd.	412	130,334
	Isrotel Ltd.	952	52,986
	Kamada Ltd. (KMDA IT)	4,386	36,865
	Kvutzat Acro Ltd.	7,991	111,540
	Land Development Nimrodi Group Ltd.	7,139	85,539
	Lapidoth Capital Ltd.	2,897	91,113
	Libra Insurance Co. Ltd.	6,801	39,671
	M Yochananof & Sons Ltd.	2,246	267,572
	Magic Software Enterprises Ltd. (MGIC IT)	312	8,130
#	Magic Software Enterprises Ltd. (MGIC US)	20,236	519,863
*	Malam - Team Ltd.	1,744	73,924
	Matrix IT Ltd.	13,031	584,891
	Max Stock Ltd.	15,933	143,807
	Mediterranean Towers Ltd.	19,996	99,380
	Mega Or Holdings Ltd.	6,763	735,919
	MENIF - Financial Services Ltd.	9,819	79,116
	Menora Mivtachim Holdings Ltd.	10,987	1,411,776
	Meshulam Levinstein Contracting & Engineering Ltd.	498	100,426
	Migdal Insurance & Financial Holdings Ltd.	54,177	290,693
	Mivne Real Estate KD Ltd.	149,167	695,137
	Mivtach Shamir Holdings Ltd.	800	105,830
	Mizrahi Tefahot Bank Ltd.	11,132	870,846
	Nawi Group Ltd.	3,426	60,686
*	Nayax Ltd.	808	45,361
		Shares	Value»
ISRAEL — (Continued)
	Neto Malinda Trading Ltd.	3,471	$199,950
#*	Neto ME Holdings Ltd.	305	26,255
	Next Vision Stabilized Systems Ltd.	16,681	1,504,645
*	Nice Ltd. (NICE IT)	528	55,849
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	469,268
	Novolog Ltd.	98,757	39,154
	Oil Refineries Ltd.	888,081	292,035
	One Software Technologies Ltd.	16,381	470,900
*	OY Nofar Energy Ltd.	6,172	308,276
	Palram Industries 1990 Ltd.	5,815	106,160
	Partner Communications Co. Ltd.	65,428	795,029
	Paz Retail & Energy Ltd.	6,410	1,568,513
*	Perion Network Ltd.	11,494	99,584
	Phoenix Financial Ltd.	78,881	3,828,699
	Plasson Industries Ltd.	847	46,924
	Polyram Plastic Industries Ltd.	14,681	49,026
#	Prashkovsky Investments & Construction Ltd.	2,819	142,322
#*	Priortech Ltd.	1,051	87,795
	Qualitau Ltd.	1,731	374,322
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	433,961
*	Rani Zim Shopping Centers Ltd.	20,347	31,970
#*	Rapac Communication & Infrastructure Ltd.	1,869	47,069
	Retailors Ltd.	6,404	91,396
#	Sano-Brunos Enterprises Ltd.	805	108,404
	Scope Metals Group Ltd.	3,137	185,389
*	Shikun & Binui Soltec Renewable Energy	55,692	61,189
	Shufersal Ltd.	75,348	973,123
	Summit Real Estate Holdings Ltd.	15,948	324,502
#	Tadiran Group Ltd.	1,128	55,915
#*	TAT Technologies Ltd.	916	45,035
	Telsys Ltd.	1,322	97,491

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	$1,268,378
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	59,061	2,012,799
	Tiv Taam Holdings 1 Ltd.	17,040	61,293
	Turpaz Industries Ltd.	13,251	334,083
*	Veridis Environment Ltd.	4,021	46,432
	Victory Supermarket Chain Ltd.	2,615	46,576
	Villar International Ltd.	619	36,801
	YD More Investments Ltd.	9,397	145,509
	YH Dimri Construction & Development Ltd.	2,970	377,082
TOTAL ISRAEL			49,456,365
ITALY — (2.7%)
	A2A SpA	307,439	927,481
	ACEA SpA	27,501	766,516
	Aeroporto Guglielmo Marconi Di Bologna SpA	974	12,480
	Amplifon SpA	34,883	562,407
	Ariston Holding NV	32,764	184,779
	Arnoldo Mondadori Editore SpA	81,401	205,773
	Ascopiave SpA	41,478	165,447
	Avio SpA	617	25,394
	Azimut Holding SpA	69,440	2,933,417
	B&C Speakers SpA	956	15,811
	Banca Generali SpA	29,500	1,987,711
	Banca IFIS SpA	10,903	355,048
	Banca Mediolanum SpA	99,397	2,331,675
*Ω	Banca Sistema SpA	11,045	20,885
#	BasicNet SpA	14,461	122,419
*Ω	BFF Bank SpA	86,415	828,649
#	Biesse SpA	4,084	30,180
	BPER Banca SpA	553,181	7,790,686
#	Brunello Cucinelli SpA	14,615	1,400,763
*	Cairo Communication SpA	29,772	99,027
	Cembre SpA	670	55,321
*	CIR SpA-Compagnie Industriali	136,243	112,927
#	Comer Industries SpA	320	19,567
	Credito Emiliano SpA	22,111	406,689
	Datalogic SpA	2,702	13,313
		Shares	Value»
ITALY — (Continued)
#	Davide Campari-Milano NV	78,122	$556,791
	De' Longhi SpA	15,609	690,030
Ω	Enav SpA	41,833	241,441
	Enel SpA	828,305	9,151,567
	ERG SpA	18,489	492,065
	Esprinet SpA	17,273	127,121
	Ferrari NV (RACE IM)	8,345	2,783,640
#	Ferrari NV (RACE US)	11,040	3,678,197
#	Ferretti SpA	34,012	145,046
	Fila SpA	7,599	82,533
*	Fincantieri SpA	20,361	386,484
	FinecoBank Banca Fineco SpA	345,969	9,171,719
	FNM SpA	22,102	12,995
	Garofalo Health Care SpA	6,093	40,359
	Gefran SpA	856	11,030
#	GPI SpA	2,000	42,736
	Hera SpA	510,606	2,526,838
	IMMSI SpA	75,654	47,816
	Industrie De Nora SpA	4,710	42,501
	Intercos SpA	16,815	254,457
	Interpump Group SpA	12,616	731,918
	Intesa Sanpaolo SpA	1,637,328	11,591,270
	Iren SpA	103,840	332,375
	Italgas SpA	286,718	3,444,681
	Italmobiliare SpA	5,708	188,479
	Iveco Group NV	78,399	1,753,683
	Leonardo SpA	48,967	3,272,298
	Lottomatica Group SpA	57,114	1,404,897
	LU-VE SpA	1,230	58,551
	Maire SpA	82,336	1,438,603
#	MARR SpA	11,918	126,597
	MFE-MediaForEurope NV, Class A	89,106	327,427
	MFE-MediaForEurope NV (MFEA IM), Class A	83,358	310,952
	Moncler SpA	109,297	6,368,045
#Ω	Nexi SpA	72,349	308,891
Ω	OVS SpA	100,260	566,703
#	Pharmanutra SpA	1,858	139,114
#	Piaggio & C SpA	34,873	72,120
	Prysmian SpA	45,612	5,402,434
	Recordati Industria Chimica e Farmaceutica SpA	33,654	1,854,313
	Reply SpA	9,757	1,279,172
*	Revo SpA	3,451	91,510
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	70,685
*	Safilo Group SpA	87,662	222,199
#	Saipem SpA	1,135,846	4,194,969

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
*	Salvatore Ferragamo SpA	4,458	$35,119
#	Sanlorenzo SpA	6,170	236,410
#	Sesa SpA	4,115	436,510
	Snam SpA	321,461	2,209,300
	Sogefi SpA	10,917	41,583
	SOL SpA	17,027	916,710
	Stellantis NV (STLA US)	97,814	965,424
#	Stellantis NV (STLA UX)	109,045	1,076,274
	Tamburi Investment Partners SpA	51,995	588,629
Ω	Technogym SpA	54,150	1,130,809
*	Telecom Italia SpA (TIT IM)	5,070,729	3,439,642
*	Telecom Italia SpA (TITR IM)	2,631,887	2,089,785
	Tenaris SA (TEN IM)	47,641	1,058,247
#	Tenaris SA (TS US), ADR	26,146	1,158,268
#	Terna - Rete Elettrica Nazionale	188,559	2,043,284
	Tinexta SpA	4,730	84,937
*	TREVI - Finanziaria Industriale SpA	35,645	29,583
#	TXT e-solutions SpA	4,111	138,927
	UniCredit SpA	84,547	7,367,935
	Unipol Assicurazioni SpA	161,525	3,597,438
#	Webuild SpA	155,398	643,644
TOTAL ITALY			126,700,075
JAPAN — (18.2%)
#	&Do Holdings Co. Ltd.	2,700	19,056
	A&D HOLON Holdings Co. Ltd.	8,800	129,990
	AB & Company Co. Ltd.	3,400	26,534
#	ABC-Mart, Inc.	32,200	515,844
#	Achilles Corp.	4,100	38,635
	Acom Co. Ltd.	98,800	326,833
#	AD Works Group Co. Ltd.	19,300	55,317
	ADEKA Corp.	42,500	1,263,283
#	Ad-sol Nissin Corp.	7,800	89,067
	Advan Group Co. Ltd.	8,700	53,457
#	Advanced Media, Inc.	3,000	20,920
	Advantest Corp.	127,000	21,004,083
	Aeon Co. Ltd.	316,062	4,322,969
#*	Aeon Fantasy Co. Ltd.	2,500	46,036
#	AEON Financial Service Co. Ltd.	19,800	216,131
#	Aeon Hokkaido Corp.	15,400	93,301
#	Aeon Kyushu Co. Ltd.	1,900	35,761
		Shares	Value»
JAPAN — (Continued)
#	AGS Corp.	1,200	$10,991
	Ai Holdings Corp.	9,300	160,327
	Aica Kogyo Co. Ltd.	20,600	467,590
	Aichi Corp.	13,000	114,615
	Aichi Steel Corp.	32,800	653,137
	Aichi Tokei Denki Co. Ltd.	2,000	36,064
	Aida Engineering Ltd.	14,500	112,322
	Aiful Corp.	24,800	88,182
	Ain Holdings, Inc.	13,200	551,229
	Aiphone Co. Ltd.	3,600	69,175
	Air Water, Inc.	43,100	654,224
	Airman Corp.	9,300	116,101
#	Airtech Japan Ltd.	2,700	21,520
	Aisan Industry Co. Ltd.	14,500	206,387
	Aisin Corp.	42,900	768,554
#	AIT Corp.	8,400	121,849
	Ajis Co. Ltd.	2,400	49,055
	Akatsuki Corp.	10,000	40,240
	Akatsuki, Inc.	4,300	70,795
#*	Akebono Brake Industry Co. Ltd.	28,300	20,715
	Akita Bank Ltd.	4,200	138,019
#	Albis Co. Ltd.	3,200	54,201
	Alconix Corp.	1,300	22,812
	Alfresa Holdings Corp.	64,700	1,041,985
	Alinco, Inc.	4,100	29,712
#	Alleanza Holdings Co. Ltd.	5,900	41,191
#	Alpen Co. Ltd.	5,100	71,571
	Alpha Systems, Inc.	3,400	83,289
	Alps Alpine Co. Ltd.	51,316	672,132
	ALSOK Co. Ltd.	129,000	999,351
#	Altech Corp.	13,900	236,350
	Amada Co. Ltd.	114,800	1,470,663
	Amano Corp.	22,200	563,426
	Amiyaki Tei Co. Ltd.	4,800	43,094
	Amuse, Inc.	1,300	16,947
	Amvis Holdings, Inc.	14,700	45,367
	Anabuki Kosan, Inc.	2,300	34,636
	Anest Iwata Corp.	17,000	181,771
	Anicom Holdings, Inc.	27,471	186,916
	Anrakutei Co. Ltd.	800	19,235
	Anycolor, Inc.	10,500	299,739
	Aoyama Trading Co. Ltd.	8,900	151,064
	Aoyama Zaisan Networks Co. Ltd.	15,000	146,747
	Aozora Bank Ltd.	13,400	217,094
	Appier Group, Inc.	26,300	176,646
	Arakawa Chemical Industries Ltd.	5,200	44,234
	Arata Corp.	12,400	247,389
	ARCLANDS Corp.	9,819	121,581
	ARE Holdings, Inc.	41,100	963,512
	Arealink Co. Ltd.	21,600	155,219
*	Arent, Inc.	1,000	23,371

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Argo Graphics, Inc.	24,400	$227,248
	Ariake Japan Co. Ltd.	2,200	79,754
	Artience Co. Ltd.	22,000	527,435
#	Artner Co. Ltd.	4,500	60,339
	As One Corp.	35,700	536,249
	Asahi Diamond Industrial Co. Ltd.	10,800	63,206
	Asahi Group Holdings Ltd.	295,297	3,091,420
	Asahi Kasei Corp.	455,900	4,422,689
#	Asahi Kogyosha Co. Ltd.	11,200	261,079
	Asahi Net, Inc.	11,600	53,268
	Asahi Printing Co. Ltd.	1,900	10,982
	Asahi Yukizai Corp.	9,500	331,928
	Asanuma Corp.	25,000	170,874
#	Asia Pile Holdings Corp.	1,200	10,924
	Asics Corp.	160,400	3,861,257
	ASKA Pharmaceutical Holdings Co. Ltd.	3,600	58,216
	ASKUL Corp.	6,900	60,944
	Astellas Pharma, Inc.	429,200	5,970,123
	Astena Holdings Co. Ltd.	14,100	43,631
	Atrae, Inc.	8,500	38,137
*	Atsugi Co. Ltd.	3,000	22,421
#	Aucnet, Inc.	12,800	170,220
	Autobacs Seven Co. Ltd.	30,200	321,707
#	Aval Data Corp.	1,300	24,859
	Avant Group Corp.	8,900	94,550
	Avantia Co. Ltd.	1,900	10,429
	Avex, Inc.	6,300	48,758
	Axial Retailing, Inc.	16,800	126,157
	Azbil Corp.	157,200	1,375,768
	AZ-COM MARUWA Holdings, Inc.	17,500	112,324
	AZOOM Co. Ltd.	1,800	52,733
	Bandai Namco Holdings, Inc.	107,900	2,799,866
	Bando Chemical Industries Ltd.	8,500	111,352
#*	Bank of Innovation, Inc.	900	36,558
	Bank of Saga Ltd.	3,300	98,227
	Base Co. Ltd.	4,900	96,567
*	baudroie, Inc.	1,700	22,490
	BayCurrent, Inc.	43,600	1,536,259
	Beauty Garage, Inc.	3,800	35,977
#	Belc Co. Ltd.	4,700	232,839
	Bell System24 Holdings, Inc.	10,100	93,656
	Bell-Park Co. Ltd.	1,400	23,157
	Belluna Co. Ltd.	13,273	83,588
*	Bengo4.com, Inc.	2,300	43,244
#	Bewith, Inc.	2,200	23,630
		Shares	Value»
JAPAN — (Continued)
	Bic Camera, Inc.	34,600	$384,477
	BIPROGY, Inc.	39,200	1,301,807
	B-Lot Co. Ltd.	2,000	19,461
	Blue Zones Holdings Co. Ltd.	11,000	631,200
	BML, Inc.	6,708	169,758
#	Bookoff Group Holdings Ltd.	2,900	29,739
	Br Holdings Corp.	8,900	20,316
	Broadleaf Co. Ltd.	20,600	88,066
	Brother Industries Ltd.	44,600	909,287
#	Buffalo, Inc.	1,700	49,507
	Bunka Shutter Co. Ltd.	27,200	355,644
	Business Brain Showa-Ota, Inc.	5,400	117,384
	Business Engineering Corp.	12,000	111,254
	BuySell Technologies Co. Ltd.	500	15,854
	C Uyemura & Co. Ltd.	5,000	578,234
	CAC Holdings Corp.	5,100	66,155
#	Can Do Co. Ltd.	900	19,927
	Canon Marketing Japan, Inc.	17,700	772,226
	Canon, Inc. (7751 JP)	63,300	1,926,781
#	Canon, Inc. (CAJ US), Sponsored ADR	10,743	326,909
	Capcom Co. Ltd.	77,200	1,967,744
	Career Design Center Co. Ltd.	1,900	30,065
	Careerlink Co. Ltd.	4,900	83,690
#	Carlit Co. Ltd.	10,600	155,598
	Casio Computer Co. Ltd.	59,800	584,664
	Cawachi Ltd.	6,000	120,255
	CDS Co. Ltd.	1,300	15,276
	Celsys, Inc.	16,700	156,237
	Central Automotive Products Ltd.	19,500	263,664
	Central Japan Railway Co.	36,775	1,025,951
	Central Security Patrols Co. Ltd.	900	16,974
#	Ceres, Inc.	3,300	39,150
#	Change Holdings, Inc.	12,100	82,307
	Charm Care Corp. KK	4,800	40,475
	Chiba Bank Ltd.	32,700	442,716
	Chikaranomoto Holdings Co. Ltd.	400	3,715
	Chino Corp.	6,200	56,398
	Chiyoda Co. Ltd.	5,400	38,376
*	Chiyoda Corp.	47,500	394,829

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Chiyoda Integre Co. Ltd.	2,700	$57,761
	Chofu Seisakusho Co. Ltd.	2,300	29,768
	Chori Co. Ltd.	1,600	40,863
	Chudenko Corp.	14,100	402,176
	Chugai Pharmaceutical Co. Ltd.	108,800	6,214,731
	Chugai Ro Co. Ltd.	1,900	57,619
	Chugoku Marine Paints Ltd.	23,700	668,433
	CKD Corp.	11,200	298,751
	CK-San-Etsu Co. Ltd.	2,300	63,617
	Cleanup Corp.	13,500	76,285
	Coca-Cola Bottlers Japan Holdings, Inc.	30,300	675,892
	COLOPL, Inc.	28,800	83,154
#	Colowide Co. Ltd.	19,099	217,875
	Computer Engineering & Consulting Ltd.	5,000	71,287
#	Computer Institute of Japan Ltd.	16,560	56,140
	COMSYS Holdings Corp.	37,521	1,172,304
*	COOKPAD, Inc.	11,000	10,452
	Copro-Holdings Co. Ltd.	1,800	12,519
#	Core Corp.	2,600	38,632
#	Corona Corp.	4,800	29,508
	Cosel Co. Ltd.	13,300	100,304
	Cosmos Initia Co. Ltd.	4,300	32,654
	Cosmos Pharmaceutical Corp.	21,800	976,559
#	Cota Co. Ltd.	9,189	69,795
	Create SD Holdings Co. Ltd.	10,847	227,842
	Creek & River Co. Ltd.	9,000	88,569
	Cresco Ltd.	14,200	154,175
#	Cross Cat Co. Ltd.	2,700	18,110
*	CrowdWorks, Inc.	2,100	10,558
	CTI Engineering Co. Ltd.	13,400	256,147
	CTS Co. Ltd.	8,700	57,377
	Curves Holdings Co. Ltd.	16,800	81,025
	CyberAgent, Inc.	154,754	1,403,941
	Cyberlinks Co. Ltd.	1,100	9,259
	Cybozu, Inc.	11,300	174,275
	Dai Nippon Printing Co. Ltd.	40,800	732,042
	Dai Nippon Toryo Co. Ltd.	14,600	130,142
		Shares	Value»
JAPAN — (Continued)
	Dai-Dan Co. Ltd.	48,000	$832,591
	Daido Steel Co. Ltd.	58,000	745,058
	Daifuku Co. Ltd.	75,400	2,704,838
	Daihatsu Infinearth Mfg Co. Ltd.	9,500	151,059
	Daiho Corp.	13,000	66,063
	Dai-Ichi Cutter Kogyo KK	3,000	26,717
	Daiichi Jitsugyo Co. Ltd.	10,200	209,948
	Daiichi Kensetsu Corp.	2,300	56,128
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	4,900	73,991
	Dai-ichi Life Holdings, Inc.	506,199	4,451,586
	Daiichi Sankyo Co. Ltd.	203,100	3,720,714
	Daiki Aluminium Industry Co. Ltd.	15,300	129,823
	Daikin Industries Ltd.	21,900	2,624,285
#	Daikoku Denki Co. Ltd.	600	11,034
	Daikokutenbussan Co. Ltd.	3,300	108,351
#	Daikyonishikawa Corp.	9,400	49,834
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	192,952
	Daiseki Co. Ltd.	9,380	210,821
	Daisue Construction Co. Ltd.	4,800	118,936
#	Daisyo Corp.	1,400	10,342
	Daito Trust Construction Co. Ltd.	131,800	2,675,200
	Daitron Co. Ltd.	5,400	88,526
	Daiwa House Industry Co. Ltd.	124,600	4,245,629
	Daiwa Industries Ltd.	13,400	134,757
	Daiwa Securities Group, Inc.	124,300	1,211,227
	Daiwabo Holdings Co. Ltd.	49,400	971,492
	DCM Holdings Co. Ltd.	40,100	422,804
	Dear Life Co. Ltd.	22,000	163,201
	Delica Foods Holdings Co. Ltd.	1,800	10,338
#	DeNA Co. Ltd.	46,100	755,989
	Densan System Holdings Co. Ltd.	2,700	56,730
	Denso Corp.	97,600	1,354,177
	Dentsu Group, Inc.	65,600	1,273,397

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dentsu Soken, Inc.	33,000	$520,181
	Denyo Co. Ltd.	8,200	194,460
	DIC Corp.	36,100	883,543
	Digital Arts, Inc.	3,800	138,015
#	Digital Hearts Holdings Co. Ltd.	10,800	64,276
*	Digital Holdings, Inc.	4,300	56,124
	Digital Information Technologies Corp.	3,600	29,631
#	Dip Corp.	24,800	329,157
	Disco Corp.	10,600	4,518,256
#	DKS Co. Ltd.	4,000	265,545
	DMG Mori Co. Ltd.	74,600	1,316,559
	DMW Corp.	300	10,471
	Doshisha Co. Ltd.	10,800	225,775
	Double Standard, Inc.	2,100	22,858
	Dowa Holdings Co. Ltd.	24,100	1,427,395
	DTS Corp.	74,000	602,840
	Duskin Co. Ltd.	17,500	480,663
#	DyDo Group Holdings, Inc.	5,600	89,372
#	Eagle Industry Co. Ltd.	5,500	110,162
	Earth Corp.	2,100	66,373
#	EAT&HOLDINGS Co. Ltd.	3,100	41,382
	Ebara Corp.	154,200	4,668,379
#	Ebara Foods Industry, Inc.	1,900	32,065
	Ebara Jitsugyo Co. Ltd.	8,400	116,384
	Ebase Co. Ltd.	5,200	14,685
#	Eco's Co. Ltd.	4,400	86,740
	EDION Corp.	34,000	465,406
	eGuarantee, Inc.	13,000	147,350
	Eisai Co. Ltd.	18,800	524,133
	Eizo Corp.	14,600	204,431
	EJ Holdings, Inc.	5,000	58,195
	Elan Corp.	5,100	22,114
	Elecom Co. Ltd.	15,300	163,512
	EM Systems Co. Ltd.	13,800	64,963
	en, Inc.	8,000	74,343
	Endo Lighting Corp.	4,900	75,410
	Ensuiko Sugar Refining Co. Ltd.	3,100	10,832
#	Envipro Holdings, Inc.	3,000	16,668
	eRex Co. Ltd.	1,300	5,297
	ERI Holdings Co. Ltd.	1,200	33,469
#	ES-Con Japan Ltd.	13,100	101,147
	Eslead Corp.	4,000	175,005
	eWeLL Co. Ltd.	1,000	16,192
	EXEO Group, Inc.	85,900	1,433,175
	Ezaki Glico Co. Ltd.	16,400	589,104
	F&M Co. Ltd.	3,000	47,265
	FaithNetwork Co. Ltd.	4,200	22,741
	FALCO HOLDINGS Co. Ltd.	2,800	48,455
		Shares	Value»
JAPAN — (Continued)
	FANUC Corp.	52,600	$2,112,131
	Fast Retailing Co. Ltd.	33,900	12,933,963
*	f-code, Inc.	1,600	17,128
#	Ferrotec Corp.	19,600	749,376
#	FFRI Security, Inc.	1,800	108,128
	FIDEA Holdings Co. Ltd.	6,500	84,339
	Financial Partners Group Co. Ltd.	31,900	419,085
#	FINDEX, Inc.	9,100	50,598
#	First Bank of Toyama Ltd.	1,100	15,845
#	Fixstars Corp.	10,300	101,203
	FJ Next Holdings Co. Ltd.	8,800	83,481
#	Focus Systems Corp.	3,300	39,194
#	Forval Corp.	2,800	20,693
	Foster Electric Co. Ltd.	1,700	30,520
	FP Corp.	11,500	195,764
	France Bed Holdings Co. Ltd.	12,845	110,582
	Freebit Co. Ltd.	2,300	24,522
	F-Tech, Inc.	2,200	11,232
	Fudo Tetra Corp.	3,500	67,986
#	Fuji Co. Ltd.	16,000	218,051
	Fuji Corp. (6134 JP)	18,500	455,782
	Fuji Corp. Ltd.	12,600	67,273
	Fuji Electric Co. Ltd.	22,190	1,580,652
	Fuji Media Holdings, Inc.	16,281	409,976
	Fuji Pharma Co. Ltd.	3,600	44,490
	Fuji Seal International, Inc.	20,400	421,886
	Fuji United Holdings Co. Ltd.	2,400	19,646
	Fujikura Composites, Inc.	2,000	29,368
#	Fujikura Kasei Co. Ltd.	16,600	79,951
	Fujikura Ltd.	43,100	5,417,106
	Fujimi, Inc.	22,300	394,190
	Fujishoji Co. Ltd.	2,500	17,635
	Fujitsu Ltd.	171,000	4,751,369
#	Fujiya Co. Ltd.	3,400	56,315
	Fukuda Corp.	3,100	156,391
	Fukuda Denshi Co. Ltd.	6,100	334,486
	Fukui Bank Ltd.	4,938	93,293
	Fukui Computer Holdings, Inc.	4,700	96,195
	FULLCAST Holdings Co. Ltd.	13,700	149,149
	Fumakilla Ltd.	1,700	12,735
	Funai Soken Holdings, Inc.	41,100	297,922
	Furukawa Co. Ltd.	21,000	628,920

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Furukawa Electric Co. Ltd.	17,500	$1,524,407
#	Furuno Electric Co. Ltd.	3,300	152,301
	Furyu Corp.	7,700	51,381
	Fuso Chemical Co. Ltd.	8,400	404,861
	Fuso Dentsu Co. Ltd.	900	11,563
	Futaba Industrial Co. Ltd.	20,200	135,914
	Future Corp.	20,500	251,560
	Fuyo General Lease Co. Ltd.	37,800	1,063,009
	G-7 Holdings, Inc.	11,500	108,579
	GA Technologies Co. Ltd.	10,700	107,664
#	Gakken Holdings Co. Ltd.	9,800	66,419
	Gakkyusha Co. Ltd.	3,400	52,802
	Gakujo Co. Ltd.	6,300	72,280
	Galilei Co. Ltd.	7,800	194,576
	Gamecard Holdings, Inc.	1,400	27,238
	Gecoss Corp.	7,500	76,855
	Genki Global Dining Concepts Corp.	5,200	104,520
	Genky DrugStores Co. Ltd.	8,600	234,509
	Geo Holdings Corp.	6,300	74,214
	Gift Holdings, Inc.	2,000	47,465
#	giftee, Inc.	8,100	66,688
#	Giken Ltd.	3,200	41,405
	Global Link Management KK	1,000	13,420
	GLOBERIDE, Inc.	6,700	95,293
	Glory Ltd.	22,100	575,657
	GLtechno Holdings, Inc.	1,630	34,319
	GMO Financial Gate, Inc.	1,400	46,042
#	GMO Financial Holdings, Inc.	20,500	117,974
	GMO internet group, Inc.	43,962	1,095,585
	GMO Payment Gateway, Inc.	22,200	1,282,181
*	Gokurakuyu Holdings Co. Ltd.	5,600	17,629
	Goldcrest Co. Ltd.	7,500	161,206
	Goldwin, Inc.	41,700	695,938
#	Gourmet Kineya Co. Ltd.	1,500	9,708
	Grandy House Corp.	7,300	29,676
	GREE Holdings, Inc.	38,100	99,870
	grems, Inc.	5,400	83,998
	GSI Creos Corp.	4,500	73,076
	G-Tekt Corp.	5,500	69,795
*	Gumi, Inc.	9,800	22,475
		Shares	Value»
JAPAN — (Continued)
#	Gun-Ei Chemical Industry Co. Ltd.	2,100	$66,439
*	GungHo Online Entertainment, Inc.	800	13,597
	Gunma Bank Ltd.	40,800	513,660
	Gunosy, Inc.	3,300	12,185
	H.U. Group Holdings, Inc.	8,800	182,784
	H2O Retailing Corp.	27,160	371,925
	Hagihara Industries, Inc.	6,700	73,836
	Hagiwara Electric Holdings Co. Ltd.	4,900	116,828
#	Hakudo Co. Ltd.	1,400	21,260
	Hakuhodo DY Holdings, Inc.	81,000	605,230
#	Hakuto Co. Ltd.	5,600	150,350
	Halows Co. Ltd.	4,400	129,400
	Hamamatsu Photonics KK	69,700	778,846
	Handsman Co. Ltd.	300	1,585
	Hankyu Hanshin Holdings, Inc.	29,400	820,937
	Hanwa Co. Ltd.	24,300	1,235,756
	Happinet Corp.	23,800	426,339
	Hard Off Corp. Co. Ltd.	4,300	56,542
#	Harima Chemicals Group, Inc.	7,600	48,376
	Haseko Corp.	99,000	2,029,140
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	40,467
	Hazama Ando Corp.	55,100	712,510
	Heiwa Real Estate Co. Ltd.	11,600	169,746
	Heiwado Co. Ltd.	10,000	190,557
	Hibino Corp.	900	18,757
	Hibiya Engineering Ltd.	8,700	270,957
	Hikari Tsushin, Inc.	2,700	745,689
#	HI-LEX Corp.	1,400	31,334
	Himacs Ltd.	2,480	20,980
	Hioki EE Corp.	3,400	135,409
	Hirakawa Hewtech Corp.	4,935	87,870
	Hirano Tecseed Co. Ltd.	4,200	50,013
	Hirata Corp.	8,500	141,244
	Hirose Electric Co. Ltd.	4,525	488,527
	Hirose Tusyo, Inc.	1,400	33,493
#	Hiroshima Gas Co. Ltd.	22,200	52,860
	HIS Co. Ltd.	32,400	269,111
	Hisaka Works Ltd.	8,100	80,799
	Hisamitsu Pharmaceutical Co., Inc.	7,224	297,594

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hitachi Construction Machinery Co. Ltd.	45,900	$1,500,884
	Hitachi Ltd. (6501 JP)	585,300	20,309,973
	Hochiki Corp.	4,700	150,322
	Hodogaya Chemical Co. Ltd.	5,000	73,835
#	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	56,583
	Hokkaido Gas Co. Ltd.	31,800	169,457
	Hokkan Holdings Ltd.	2,300	34,742
	Hokko Chemical Industry Co. Ltd.	10,800	122,378
#	Hokuetsu Corp.	31,300	183,978
	Hokuriku Electrical Construction Co. Ltd.	7,319	74,524
	Honda Motor Co. Ltd. (7267 JP)	325,100	3,269,704
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	775,659
	H-One Co. Ltd.	6,200	58,077
#	Honeys Holdings Co. Ltd.	4,300	40,967
	Hoosiers Holdings Co. Ltd.	13,800	118,394
	Horiba Ltd.	17,000	2,016,295
	Hoshizaki Corp.	23,500	774,679
	Hosiden Corp.	9,200	153,263
	Hosokawa Micron Corp.	5,000	198,329
#	Hotland Holdings Co. Ltd.	5,300	66,745
	House Foods Group, Inc.	8,603	166,633
	HS Holdings Co. Ltd.	3,500	29,503
	Hulic Co. Ltd.	199,600	2,378,616
	IBJ, Inc.	7,000	32,740
#	Ichibanya Co. Ltd.	20,700	120,034
	Ichiken Co. Ltd.	1,600	51,645
	Ichikoh Industries Ltd.	7,500	24,955
	Ichinen Holdings Co. Ltd.	9,700	132,416
#	Icom, Inc.	1,700	32,873
	ID Holdings Corp.	5,899	76,313
	Idec Corp.	10,200	190,105
	IDOM, Inc.	33,000	324,878
	Ifuji Sangyo Co. Ltd.	1,000	13,431
	IHI Corp.	112,000	2,591,253
	Iida Group Holdings Co. Ltd.	40,120	662,610
#	IKK Holdings, Inc.	4,500	23,194
	I'll, Inc.	4,700	75,448
	Imasen Electric Industrial	1,800	10,331
	i-mobile Co. Ltd.	24,300	81,478
		Shares	Value»
JAPAN — (Continued)
	Imuraya Group Co. Ltd.	1,900	$30,616
	Inaba Denki Sangyo Co. Ltd.	36,800	612,950
#	Inaba Seisakusho Co. Ltd.	4,300	44,446
	Inabata & Co. Ltd.	5,800	146,801
	Ines Corp.	8,300	100,818
#	Infomart Corp.	83,100	242,845
	INFRONEER Holdings, Inc.	62,080	929,809
	Innotech Corp.	3,900	53,487
	Insource Co. Ltd.	10,200	47,846
	Intage Holdings, Inc.	3,000	32,870
#	Intelligent Wave, Inc.	3,200	19,690
	Inter Action Corp.	1,200	11,251
	Internet Initiative Japan, Inc.	47,100	761,047
	Inui Global Logistics Co. Ltd.	1,300	10,897
	IPS, Inc.	3,300	63,102
	ISB Corp.	4,700	55,147
	Ise Chemicals Corp.	9,000	345,819
	Iseki & Co. Ltd.	6,000	69,425
	Isetan Mitsukoshi Holdings Ltd.	47,600	763,912
#	Ishihara Chemical Co. Ltd.	3,900	58,406
	Ishihara Sangyo Kaisha Ltd.	4,100	77,842
#	Istyle, Inc.	38,700	113,534
	Isuzu Motors Ltd.	290,000	4,671,843
	Itfor, Inc.	15,000	164,537
#	ITmedia, Inc.	6,200	68,945
	Ito En Ltd.	23,291	430,421
	Itochu Enex Co. Ltd.	40,000	495,563
	Itochu-Shokuhin Co. Ltd.	3,000	214,299
	Itoki Corp.	17,500	295,161
#	Iwaki Co. Ltd.	4,300	74,576
	IX Knowledge, Inc.	1,100	9,585
	Izumi Co. Ltd.	7,600	150,346
	J Front Retailing Co. Ltd.	62,700	915,364
	J Trust Co. Ltd.	13,600	42,985
	JAC Recruitment Co. Ltd.	42,000	268,774
*	Jade Group, Inc.	1,400	15,116
#	JAFCO Group Co. Ltd.	31,200	492,529
	JANOME Corp.	2,200	17,069
	Japan Airport Terminal Co. Ltd.	14,200	444,651
	Japan Animal Referral Medical Center Co. Ltd.	2,900	23,398

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Aviation Electronics Industry Ltd.	9,600	$149,983
	Japan Business Systems, Inc.	4,400	52,155
	Japan Cash Machine Co. Ltd.	6,000	39,487
*	Japan Communications, Inc.	3,200	2,956
	Japan Electronic Materials Corp.	2,800	86,378
	Japan Elevator Service Holdings Co. Ltd.	47,200	496,972
#	Japan Foundation Engineering Co. Ltd.	7,800	33,782
	Japan Investment Adviser Co. Ltd.	12,900	185,836
	Japan Lifeline Co. Ltd.	22,900	228,741
	Japan Material Co. Ltd.	21,400	248,168
	Japan Post Bank Co. Ltd.	143,900	2,556,729
	Japan Post Insurance Co. Ltd.	50,600	1,567,186
	Japan Property Management Center Co. Ltd.	9,500	78,694
	Japan Pulp & Paper Co. Ltd.	23,000	143,338
#	Japan Pure Chemical Co. Ltd.	1,300	41,170
	Japan Securities Finance Co. Ltd.	16,300	224,208
	Japan Steel Works Ltd.	7,800	431,751
#	Japan System Techniques Co. Ltd.	6,800	106,706
	Japan Wool Textile Co. Ltd.	18,100	218,127
	JBCC Holdings, Inc.	18,400	177,237
	JCU Corp.	12,900	471,524
	JDC Corp.	8,700	35,480
	Jeol Ltd.	17,700	714,071
	JFE Systems, Inc.	5,600	82,122
	JGC Holdings Corp.	83,600	1,171,576
	Jichodo Co. Ltd.	300	19,468
#	JINS Holdings, Inc.	2,400	80,337
	JINUSHI Co. Ltd.	7,600	155,801
#	JK Holdings Co. Ltd.	5,600	51,916
	J-Lease Co. Ltd.	4,500	41,772
	JM Holdings Co. Ltd.	12,200	141,364
	Joshin Denki Co. Ltd.	7,800	138,542
		Shares	Value»
JAPAN — (Continued)
	Joyful Honda Co. Ltd.	9,600	$132,050
#	JP-Holdings, Inc.	12,800	57,929
	JSP Corp.	5,500	86,752
	JTEKT Corp.	32,900	388,478
	Justsystems Corp.	12,300	379,907
	JVCKenwood Corp.	83,620	679,655
	Kaga Electronics Co. Ltd.	20,800	522,371
#	Kagome Co. Ltd.	13,900	246,149
	Kajima Corp.	65,701	2,680,342
	Kakaku.com, Inc.	51,200	698,786
	Kaken Pharmaceutical Co. Ltd.	6,700	176,100
#	Kamakura Shinsho Ltd.	6,800	25,465
	Kamigumi Co. Ltd.	18,600	650,922
#	Kanaden Corp.	10,000	137,911
	Kanadevia Corp.	69,600	459,549
	Kanamic Network Co. Ltd.	5,500	17,551
	Kanamoto Co. Ltd.	11,400	274,957
	Kandenko Co. Ltd.	47,700	1,717,314
	Kaneka Corp.	11,800	357,821
	Kaneko Seeds Co. Ltd.	1,500	14,426
	Kanematsu Corp.	82,400	1,082,298
	Kanemi Co. Ltd.	1,000	22,780
#	Kanro, Inc.	4,800	50,113
	Kansai Paint Co. Ltd.	65,800	1,050,126
	Kanto Denka Kogyo Co. Ltd.	6,690	55,977
	Kao Corp.	32,200	1,288,079
	Katakura Industries Co. Ltd.	6,900	131,175
	Katitas Co. Ltd.	24,800	490,012
	Kato Sangyo Co. Ltd.	13,900	585,064
	Kawada Technologies, Inc.	4,200	127,192
	Kawaden Corp.	1,100	14,659
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	28,023
	Kawasaki Heavy Industries Ltd.	33,333	2,782,512
	KDDI Corp.	357,800	6,041,087
#	KeePer Technical Laboratory Co. Ltd.	6,700	138,721
	Keihan Holdings Co. Ltd.	17,700	393,183
	Keihanshin Building Co. Ltd.	9,000	111,608
	Keikyu Corp.	30,600	300,747
	Keio Corp.	18,318	456,876
	Keisei Electric Railway Co. Ltd.	67,500	533,392
	Kenko Mayonnaise Co. Ltd.	900	11,668

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kewpie Corp.	20,300	$569,697
	Keyence Corp.	19,200	7,043,719
	KH Neochem Co. Ltd.	4,865	80,022
#	Kibun Foods, Inc.	3,000	21,356
	Kikkoman Corp.	69,000	624,144
	Kimoto Co. Ltd.	12,900	21,124
	Kimura Chemical Plants Co. Ltd.	4,600	37,587
	Kinden Corp.	33,900	1,500,073
#	Kinjiro Co. Ltd.	1,400	9,797
#	Kintetsu Department Store Co. Ltd.	3,200	37,594
	Kintetsu Group Holdings Co. Ltd.	23,000	477,338
	Kirin Holdings Co. Ltd.	129,200	2,008,704
	Kissei Pharmaceutical Co. Ltd.	6,800	202,538
	Ki-Star Real Estate Co. Ltd.	3,700	151,347
	Kitagawa Corp.	2,700	30,915
	Kita-Nippon Bank Ltd.	1,500	45,573
	Kitano Construction Corp.	4,800	48,153
#	Kitanotatsujin Corp.	10,100	9,348
	Kitoku Shinryo Co. Ltd.	700	11,592
	Kitz Corp.	23,100	301,491
	Koa Shoji Holdings Co. Ltd.	1,600	8,688
#	Koatsu Gas Kogyo Co. Ltd.	8,500	61,696
	Koei Tecmo Holdings Co. Ltd.	22,200	246,245
	Kohnan Shoji Co. Ltd.	8,800	221,468
	Kohsoku Corp.	4,300	83,596
	Koike-ya, Inc.	600	17,957
	Koito Manufacturing Co. Ltd.	44,200	691,960
#	Kojima Co. Ltd.	11,500	92,919
	Kokusai Electric Corp.	52,500	2,179,606
	Kokuyo Co. Ltd.	130,000	761,664
	Komatsu Ltd.	178,100	6,816,811
#	Komatsu Matere Co. Ltd.	11,300	63,511
	Komatsu Wall Industry Co. Ltd.	5,200	95,434
	KOMEDA Holdings Co. Ltd.	20,300	372,146
#	Komehyo Holdings Co. Ltd.	3,100	66,921
	Komeri Co. Ltd.	7,200	153,639
	Komori Corp.	19,500	211,661
	Konami Group Corp.	22,500	3,285,522
#	Kondotec, Inc.	5,200	50,147
	Konica Minolta, Inc.	65,600	287,147
	Konishi Co. Ltd.	40,000	337,428
		Shares	Value»
JAPAN — (Continued)
	Konoike Transport Co. Ltd.	6,500	$139,900
#	Konoshima Chemical Co. Ltd.	3,700	39,036
#	Kosaido Holdings Co. Ltd.	14,000	45,187
#	Kose Holdings Corp.	21,359	762,005
#	Kotobuki Spirits Co. Ltd.	39,200	455,263
*	Kourakuen Corp.	6,300	45,851
	Kozo Keikaku Engineering Holdings, Inc.	3,600	72,866
	KPP Group Holdings Co. Ltd.	9,600	54,868
	Kraftia Corp.	16,900	881,364
	Krosaki Harima Corp.	4,000	108,532
#	KRS Corp.	4,200	81,124
	K's Holdings Corp.	34,076	354,387
	KU Holdings Co. Ltd.	5,300	43,146
	Kubota Corp. (6326 JP)	200,200	3,067,396
#	Kumagai Gumi Co. Ltd.	59,600	668,898
	Kumiai Chemical Industry Co. Ltd.	39,800	181,063
	Kunimine Industries Co. Ltd.	3,100	26,174
	Kuraray Co. Ltd.	37,200	401,593
	Kureha Corp.	16,400	465,748
#	Kurimoto Ltd.	26,000	288,742
	Kurita Water Industries Ltd.	37,091	1,855,283
	Kuriyama Holdings Corp.	9,700	106,672
	Kusuri No. Aoki Holdings Co. Ltd.	20,600	539,930
	KYB Corp.	5,900	167,623
	Kyodo Printing Co. Ltd.	10,400	110,084
	Kyoei Steel Ltd.	17,300	278,833
	Kyokuto Boeki Kaisha Ltd.	6,600	81,750
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	343,908
	Kyokuyo Co. Ltd.	5,700	189,759
	Kyorin Pharmaceutical Co. Ltd.	1,800	18,892
	Kyosan Electric Manufacturing Co. Ltd.	21,800	94,862
#	Kyowa Electronic Instruments Co. Ltd.	3,500	16,789
	Kyowa Kirin Co. Ltd.	40,336	654,819
	Kyowa Leather Cloth Co. Ltd.	5,700	40,172

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Leasing Service Co. Ltd.	4,700	$43,721
	Kyushu Railway Co.	26,200	667,196
	LA Holdings Co. Ltd.	1,700	109,885
#	Lacto Japan Co. Ltd.	1,500	34,159
	Lasertec Corp.	15,800	3,629,851
	Leopalace21 Corp.	128,100	572,640
	Life Corp.	18,800	310,284
#	LIFULL Co. Ltd.	46,600	52,918
	LIKE, Inc.	5,800	57,342
	Link & Motivation, Inc.	17,000	55,395
	Lintec Corp.	18,100	558,433
	Lion Corp.	38,600	413,789
	LITALICO, Inc.	4,800	36,928
	Lixil Corp.	39,700	455,428
	Loadstar Capital KK	4,300	83,839
#	Look Holdings, Inc.	1,900	30,326
	LY Corp.	361,732	926,186
	M&A Capital Partners Co. Ltd.	4,200	85,549
#	M3, Inc.	103,970	1,282,889
	Mabuchi Motor Co. Ltd.	50,400	473,452
	Macnica Holdings, Inc.	54,500	934,434
	Maeda Kosen Co. Ltd.	7,800	93,352
#	Maezawa Industries, Inc.	4,100	55,676
	Maezawa Kasei Industries Co. Ltd.	4,500	67,092
	Maezawa Kyuso Industries Co. Ltd.	7,400	78,269
	Makino Milling Machine Co. Ltd.	10,600	781,187
	Makita Corp. (6586 JP)	34,300	1,191,772
	Mamiya-Op Co. Ltd.	1,500	16,555
#	Mammy Mart Holdings Corp.	4,000	36,477
	Mandom Corp.	7,200	147,600
	Mani, Inc.	25,200	248,618
#	Mars Group Holdings Corp.	4,200	88,606
	Marubun Corp.	7,100	62,941
#	Maruchiyo Yamaokaya Corp.	3,600	76,561
	Marudai Food Co. Ltd.	1,800	26,693
	Maruha Nichiro Corp.	62,400	562,004
	Maruichi Steel Tube Ltd.	62,100	615,341
	Maruzen CHI Holdings Co. Ltd.	8,100	17,490
	Maruzen Co. Ltd.	4,500	107,735
	Maruzen Showa Unyu Co. Ltd.	3,400	184,965
		Shares	Value»
JAPAN — (Continued)
#	Marvelous, Inc.	8,200	$25,456
	Matching Service Japan Co. Ltd.	5,800	39,489
	Matsuda Sangyo Co. Ltd.	5,600	222,456
	Matsui Construction Co. Ltd.	10,300	99,910
	Matsui Securities Co. Ltd.	40,000	235,340
	MatsukiyoCocokara & Co.	97,060	1,554,790
	Max Co. Ltd.	10,000	422,863
	Maxvalu Tokai Co. Ltd.	4,000	96,906
#	Mazda Motor Corp.	179,299	1,379,769
	MCJ Co. Ltd.	25,100	255,779
#	MEC Co. Ltd.	8,300	297,988
	Media Do Co. Ltd.	500	5,304
#	Medical System Network Co. Ltd.	10,545	35,489
	Medipal Holdings Corp.	76,000	1,377,451
*	Medley, Inc.	2,500	38,606
	Megachips Corp.	3,500	191,701
	Meidensha Corp.	14,000	548,665
	Meiho Facility Works Ltd.	1,900	13,474
#	Meiji Electric Industries Co. Ltd.	3,900	59,448
	MEIJI Holdings Co. Ltd.	32,052	752,005
	Meisei Industrial Co. Ltd.	16,000	178,303
	MEITEC Group Holdings, Inc.	36,300	811,990
	Meiwa Corp.	9,600	57,403
	Meiwa Estate Co. Ltd.	4,200	31,019
	Members Co. Ltd.	2,800	25,585
#	Menicon Co. Ltd.	9,300	97,527
*	Mercari, Inc.	58,300	1,293,809
	METAWATER Co. Ltd.	5,400	115,662
	Midac Holdings Co. Ltd.	900	11,649
#	Mie Kotsu Group Holdings, Inc.	8,400	30,092
#	Migalo Holdings, Inc.	14,000	38,319
	Milbon Co. Ltd.	2,700	44,361
#	MIMAKI ENGINEERING Co. Ltd.	10,700	122,347
	Minebea Mitsumi, Inc.	57,341	1,171,874
#	Mirai Industry Co. Ltd.	3,300	71,491
	Mirait One Corp.	40,000	959,834
#	Mirarth Holdings, Inc.	57,700	147,297

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miroku Jyoho Service Co. Ltd.	6,197	$77,395
	MISUMI Group, Inc.	62,500	1,033,143
	Mitani Corp.	11,200	172,502
#	Mitani Sangyo Co. Ltd.	12,600	49,151
	Mitani Sekisan Co. Ltd.	1,100	54,470
#	Mitsuba Corp.	6,800	57,465
	Mitsubishi Chemical Group Corp.	167,800	1,107,849
	Mitsubishi Electric Corp.	190,600	5,958,516
	Mitsubishi Estate Co. Ltd.	124,600	3,175,545
	Mitsubishi Gas Chemical Co., Inc.	50,400	999,820
	Mitsubishi HC Capital, Inc.	461,500	4,027,482
	Mitsubishi Heavy Industries Ltd.	321,000	9,451,502
	Mitsubishi Kakoki Kaisha Ltd.	4,500	95,542
	Mitsubishi Logisnext Co. Ltd.	19,300	195,420
	Mitsubishi Logistics Corp.	99,995	854,153
#	Mitsubishi Motors Corp.	290,200	713,406
#	Mitsubishi Pencil Co. Ltd.	13,300	197,294
	Mitsubishi Research Institute, Inc.	4,000	125,627
	Mitsubishi Steel Manufacturing Co. Ltd.	2,600	31,602
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	517,000	9,363,053
	Mitsui Chemicals, Inc.	63,000	920,497
	Mitsui E&S Co. Ltd.	47,200	2,097,523
	Mitsui Fudosan Co. Ltd.	247,500	2,838,058
	Mitsui Kinzoku Co. Ltd.	14,000	1,827,124
	Mitsui-Soko Holdings Co. Ltd.	24,600	575,421
	Mitsuuroko Group Holdings Co. Ltd.	21,100	296,799
	Miura Co. Ltd.	24,000	493,489
	MIXI, Inc.	16,400	288,696
#	Miyaji Engineering Group, Inc.	7,200	90,695
#	Miyoshi Oil & Fat Co. Ltd.	1,600	25,806
		Shares	Value»
JAPAN — (Continued)
	Mizuho Financial Group, Inc. (8411 JP)	76,900	$3,338,859
	Mizuho Leasing Co. Ltd.	71,800	662,907
	Mizuho Medy Co. Ltd.	3,600	41,515
	Mizuno Corp.	26,700	553,176
	Mochida Pharmaceutical Co. Ltd.	6,298	147,646
	Modec, Inc.	10,200	994,678
	MonotaRO Co. Ltd.	85,000	1,146,560
	MORESCO Corp.	2,300	28,137
	Morinaga & Co. Ltd.	17,400	304,305
	Morinaga Milk Industry Co. Ltd.	12,900	333,128
#	Moriroku Co. Ltd.	4,200	65,990
	Morita Holdings Corp.	13,200	239,450
	Morito Co. Ltd.	7,100	82,715
	Morozoff Ltd.	1,800	18,093
	MOS Food Services, Inc.	3,300	89,899
	MrMax Holdings Ltd.	11,600	58,973
	MS&AD Insurance Group Holdings, Inc.	178,456	4,546,624
	MTG Co. Ltd.	2,100	57,416
#	MTI Ltd.	2,100	9,997
	Mugen Estate Co. Ltd.	8,500	114,750
	m-up Holdings, Inc.	26,400	141,066
	Murakami Corp.	2,000	83,966
	Muto Seiko Co.	800	11,574
	Nabtesco Corp.	5,600	151,747
#	NAC Co. Ltd.	7,200	25,269
	Nachi-Fujikoshi Corp.	3,000	94,972
	Nafco Co. Ltd.	6,100	85,931
	Nagaileben Co. Ltd.	2,100	24,261
#	Nagano Keiki Co. Ltd.	4,800	82,695
	Nagase & Co. Ltd.	51,700	1,343,716
	Nagase Brothers, Inc.	3,400	58,335
	Nagoya Railroad Co. Ltd.	22,400	250,349
	Nakabayashi Co. Ltd.	10,000	38,121
	Nakakita Seisakusho Co. Ltd.	500	21,278
	Nakamoto Packs Co. Ltd.	1,600	20,531
#	Nakamuraya Co. Ltd.	500	9,873
	Nakanishi, Inc.	28,600	401,001
	Nakano Corp.	6,500	53,182
	Namura Shipbuilding Co. Ltd.	20,000	545,203
	Nankai Electric Railway Co. Ltd.	16,100	298,134
	Nanyo Corp.	2,400	23,259
	Nasu Denki Tekko Co. Ltd.	500	57,132

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Natori Co. Ltd.	2,500	$30,460
#	NCD Co. Ltd./Shinagawa	2,600	53,922
	NCS&A Co. Ltd.	2,000	20,043
#*	NE, Inc.	1,300	6,090
	NEC Capital Solutions Ltd.	6,000	157,998
	NEC Corp.	147,600	5,003,587
#*	Net Protections Holdings, Inc.	11,300	35,007
	New Art Holdings Co. Ltd.	2,860	26,912
#	New Cosmos Electric Co. Ltd.	200	5,392
	Nexon Co. Ltd.	46,400	1,110,083
	Nextage Co. Ltd.	20,400	432,178
	NHK Spring Co. Ltd.	83,400	1,515,686
	Nicca Chemical Co. Ltd.	3,100	32,348
	Nice Corp.	3,400	42,680
	Nichias Corp.	4,200	210,709
#	Nichiban Co. Ltd.	800	10,158
	Nichiden Corp.	7,500	122,492
	Nichimo Co. Ltd.	800	13,036
	Nichireki Group Co. Ltd.	4,500	70,128
	Nichirin Co. Ltd.	3,430	81,521
	NIDEC Corp. (6594 JP)	61,178	875,137
	NIDEC Corp. (NJDCY US), Sponsored ADR	2,902	9,881
	Nifco, Inc.	40,800	1,270,266
#	Nihon Dengi Co. Ltd.	4,400	301,339
	Nihon Denkei Co. Ltd.	1,100	16,784
#	Nihon House Holdings Co. Ltd.	16,700	35,111
	Nihon Kagaku Sangyo Co. Ltd.	8,000	136,855
	Nihon Kohden Corp.	3,000	33,259
	Nihon M&A Center Holdings, Inc.	75,600	347,205
	Nihon Parkerizing Co. Ltd.	40,500	386,080
	Nihon Tokushu Toryo Co. Ltd.	5,600	84,825
	Nihon Yamamura Glass Co. Ltd.	2,300	45,937
	Nikkiso Co. Ltd.	21,800	251,472
#	Nikko Co. Ltd.	9,200	48,497
	Nikkon Holdings Co. Ltd.	29,200	692,202
	Nikon Corp.	51,900	653,248
	Nintendo Co. Ltd.	112,900	6,991,390
	Nippi, Inc.	600	54,484
	Nippn Corp.	11,500	196,311
		Shares	Value»
JAPAN — (Continued)
	Nippon Air Conditioning Services Co. Ltd.	4,500	$43,052
	Nippon Aqua Co. Ltd.	4,300	24,600
#	Nippon Avionics Co. Ltd.	3,000	99,029
#	Nippon Beet Sugar Manufacturing Co. Ltd.	1,200	32,163
	Nippon Carbide Industries Co., Inc.	2,900	50,946
	Nippon Care Supply Co. Ltd.	1,200	20,647
#	Nippon Chemical Industrial Co. Ltd.	2,000	42,311
	Nippon Densetsu Kogyo Co. Ltd.	14,900	336,088
	Nippon Dry-Chemical Co. Ltd.	2,100	145,930
	Nippon Express Holdings, Inc.	84,100	1,910,300
	Nippon Fine Chemical Co. Ltd.	5,100	86,485
	Nippon Gas Co. Ltd.	66,500	1,261,174
	Nippon Kayaku Co. Ltd.	61,200	711,245
	Nippon Light Metal Holdings Co. Ltd.	27,360	482,689
	Nippon Paint Holdings Co. Ltd.	239,500	1,590,285
	Nippon Parking Development Co. Ltd.	78,100	144,081
	Nippon Rietec Co. Ltd.	7,800	112,480
	Nippon Seiki Co. Ltd.	12,700	205,678
#	Nippon Seisen Co. Ltd.	5,000	40,586
	Nippon Sharyo Ltd.	3,000	71,310
	Nippon Shinyaku Co. Ltd.	11,967	399,457
	Nippon Shokubai Co. Ltd.	32,000	460,889
	Nippon Signal Co. Ltd.	14,800	126,916
	Nippon Soda Co. Ltd.	22,200	529,808
	Nippon Television Holdings, Inc.	12,900	310,036
	Nippon Thompson Co. Ltd.	15,600	92,773
	Nireco Corp.	1,000	14,006
	Nishimatsu Construction Co. Ltd.	13,100	487,488
#	Nishimatsuya Chain Co. Ltd.	4,500	62,249

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nishi-Nippon Railroad Co. Ltd.	9,900	$182,322
	Nishio Holdings Co. Ltd.	7,400	229,883
	Nissan Chemical Corp.	62,404	2,151,034
*	Nissan Motor Co. Ltd.	275,400	671,250
#	Nissan Shatai Co. Ltd.	16,300	104,817
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	18,082
	Nissei ASB Machine Co. Ltd.	2,700	109,752
	Nissei Plastic Industrial Co. Ltd.	4,000	22,549
	Nisshin Group Holdings Co. Ltd.	19,600	102,286
	Nisshin Oillio Group Ltd.	5,100	186,205
	Nisshin Seifun Group, Inc.	38,580	489,917
	Nisshinbo Holdings, Inc.	28,204	261,497
	Nisso Holdings Co. Ltd.	8,200	36,717
	Nissui Corp.	98,700	832,046
	Niterra Co. Ltd.	9,000	393,497
	Nitori Holdings Co. Ltd.	62,600	1,070,083
	Nitta Corp.	5,100	134,370
	Nitta Gelatin, Inc.	7,100	57,772
#	Nittetsu Mining Co. Ltd.	16,500	382,887
	Nitto Denko Corp.	247,500	5,500,274
	Nitto Fuji Flour Milling Co. Ltd.	400	18,065
	Nitto Kogyo Corp.	10,900	291,603
	Nitto Kohki Co. Ltd.	4,600	55,793
	Nitto Seiko Co. Ltd.	7,800	36,387
	Nittoc Construction Co. Ltd.	6,500	54,753
	Nittoku Co. Ltd.	2,100	31,848
	Noevir Holdings Co. Ltd.	3,500	105,677
	Nojima Corp.	92,400	644,736
	Nomura Co. Ltd.	12,700	112,254
	Nomura Holdings, Inc. (8604 JP)	457,500	4,146,019
#	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	274,713
	Nomura Real Estate Holdings, Inc.	207,000	1,375,565
	Nomura Research Institute Ltd.	50,666	1,541,279
	Noritake Co. Ltd.	4,400	174,800
	Noritsu Koki Co. Ltd.	25,500	363,470
		Shares	Value»
JAPAN — (Continued)
	Noritz Corp.	11,900	$159,108
	NPR-RIKEN Corp.	3,900	91,727
#	NS Solutions Corp.	19,800	523,104
	NSD Co. Ltd.	33,500	703,108
	NSK Ltd.	69,300	481,950
	NSW, Inc.	3,100	49,558
	NTT, Inc.	2,588,000	2,600,627
#*	Nxera Pharma Co. Ltd.	27,400	144,421
#	Oat Agrio Co. Ltd.	5,000	68,793
#	Obara Group, Inc.	1,900	46,415
	OBIC Business Consultants Co. Ltd.	6,300	279,078
	Obic Co. Ltd.	57,200	1,589,814
	Ochi Holdings Co. Ltd.	1,800	17,220
	Odakyu Electric Railway Co. Ltd.	47,200	505,567
#	Oenon Holdings, Inc.	11,900	34,316
	Ohashi Technica, Inc.	5,000	37,070
#	Ohba Co. Ltd.	4,500	33,584
	Ohmoto Gumi Co. Ltd.	3,000	30,511
	OIE Sangyo Co. Ltd.	2,000	33,055
	Oiles Corp.	5,300	83,371
#	Oisix ra daichi, Inc.	7,300	67,692
#	Okabe Co. Ltd.	11,500	70,957
#	Okada Aiyon Corp.	2,000	30,283
	Okamoto Industries, Inc.	3,400	121,069
	Okamoto Machine Tool Works Ltd.	1,100	34,528
	Okamura Corp.	24,100	369,889
	Oki Electric Industry Co. Ltd.	26,100	344,390
	Okinawa Cellular Telephone Co.	18,200	381,509
	OKUMA Corp.	21,200	526,159
	Okumura Corp.	14,600	608,037
	Okura Industrial Co. Ltd.	4,000	123,332
	Olba Healthcare Holdings, Inc.	800	10,946
	Olympus Corp.	267,000	3,189,183
	Omron Corp.	22,340	569,999
	Ono Pharmaceutical Co. Ltd.	58,700	874,533
	Onoken Co. Ltd.	7,400	68,175
	Onward Holdings Co. Ltd.	39,400	186,852
	Ootoya Holdings Co. Ltd.	1,100	46,603
	Open House Group Co. Ltd.	52,900	3,112,729
	Open Up Group, Inc.	35,700	429,164
	Optex Group Co. Ltd.	9,900	153,706
#*	Optim Corp.	10,100	32,496

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Optimus Group Co. Ltd.	4,900	$11,233
	Optorun Co. Ltd.	2,700	35,632
	Oracle Corp. Japan	8,700	588,686
	Organo Corp.	14,700	1,552,193
	Oriental Consultants Holdings Co. Ltd.	4,200	88,936
	Oriental Land Co. Ltd.	62,000	1,085,397
	Oriental Shiraishi Corp.	40,000	106,214
	Osaka Gas Co. Ltd.	39,300	1,475,426
#	Osaka Organic Chemical Industry Ltd.	5,693	149,750
#	Osaka Steel Co. Ltd.	1,300	26,478
	Osaki Electric Co. Ltd.	9,400	75,533
	Otsuka Corp.	62,900	1,247,086
	OUG Holdings, Inc.	1,000	25,738
	Oyo Corp.	9,900	184,327
	Pacific Industrial Co. Ltd.	10,500	204,718
	Pack Corp.	25,300	212,169
	PAL GROUP Holdings Co. Ltd.	38,800	416,468
	PALTAC Corp.	11,700	366,141
	Pan Pacific International Holdings Corp.	250,000	1,480,135
	Panasonic Holdings Corp.	197,500	2,707,862
	Paraca, Inc.	2,000	26,203
	Park24 Co. Ltd.	27,226	379,413
	Parker Corp.	7,900	75,614
	Pasona Group, Inc.	16,200	208,636
	Pegasus Co. Ltd.	13,300	62,430
	Penta-Ocean Construction Co. Ltd.	73,200	768,248
#	People Dreams & Technologies Group Co. Ltd.	3,600	35,842
	Persol Holdings Co. Ltd.	1,105,200	1,935,668
	Pharma Foods International Co. Ltd.	3,500	15,217
	PHC Holdings Corp.	9,300	65,272
#*	PIA Corp.	2,100	36,256
#	Pickles Holdings Co. Ltd.	3,300	26,713
	Pigeon Corp.	46,700	486,690
	PILLAR Corp.	13,400	559,540
	Pilot Corp.	10,501	330,158
#*	PKSHA Technology, Inc.	700	14,292
		Shares	Value»
JAPAN — (Continued)
#	Plus Alpha Consulting Co. Ltd.	10,800	$155,149
#	Pole To Win Holdings, Inc.	4,300	8,799
#	Port, Inc.	3,500	49,318
	PR Times Corp.	1,800	30,769
	Premium Water Holdings, Inc.	600	12,967
	Press Kogyo Co. Ltd.	12,000	67,822
	Prestige International, Inc.	30,100	134,900
	Procrea Holdings, Inc.	7,325	126,989
#	Pronexus, Inc.	4,500	33,690
#	Pro-Ship, Inc.	10,600	110,691
	PS Construction Co. Ltd.	4,640	91,171
	Qol Holdings Co. Ltd.	15,100	207,350
	Quick Co. Ltd.	29,700	167,045
#	Raccoon Holdings, Inc.	2,900	12,083
	Raito Kogyo Co. Ltd.	15,900	359,535
	Raiznext Corp.	5,500	89,696
	Raksul, Inc.	30,200	396,949
#	Rakumachi, Inc.	1,500	10,316
	Rakus Co. Ltd.	64,800	368,798
*	Rakuten Bank Ltd.	15,400	737,016
*	Rakuten Group, Inc.	155,100	929,935
#	Rasa Corp.	2,500	33,127
#	Rasa Industries Ltd.	4,800	227,137
	Recruit Holdings Co. Ltd.	375,400	19,773,730
	Relo Group, Inc.	39,944	453,750
#*	Remixpoint, Inc.	31,100	52,937
#	Renaissance, Inc.	1,500	10,560
	Rengo Co. Ltd.	82,000	702,473
*	RENOVA, Inc.	6,900	30,856
	Resona Holdings, Inc.	54,600	636,643
	Resonac Holdings Corp.	38,300	2,224,271
	Restar Corp.	5,100	97,079
#	Retail Partners Co. Ltd.	6,900	60,270
	Rheon Automatic Machinery Co. Ltd.	2,600	25,879
	Ricoh Co. Ltd.	119,300	1,055,644
	Ricoh Leasing Co. Ltd.	9,700	375,896
#	Ride On Express Holdings Co. Ltd.	2,400	16,012
	Riken Keiki Co. Ltd.	10,800	230,654
	Riken Technos Corp.	21,600	232,829
	Rinnai Corp.	15,800	414,993
	Rion Co. Ltd.	3,400	60,352
	Rise Consulting Group, Inc.	3,800	13,290
	Riso Kagaku Corp.	1,800	14,211

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Riso Kyoiku Group Corp.	14,500	$19,343
	Rix Corp.	900	21,543
	Rock Field Co. Ltd.	1,700	15,330
#	Rokko Butter Co. Ltd.	2,657	20,415
	Roland Corp.	5,600	138,226
	RYODEN Corp.	8,900	212,159
	Ryohin Keikaku Co. Ltd.	125,800	2,509,055
#	Ryoyo Ryosan Holdings, Inc.	9,511	191,682
	Ryoyu Systems Co. Ltd.	2,200	51,552
	S&B Foods, Inc.	5,800	163,831
#	Sac's Bar Holdings, Inc.	7,300	38,435
	Saibu Gas Holdings Co. Ltd.	9,600	148,350
	Saison Technology Co. Ltd.	700	11,252
	Sakai Chemical Industry Co. Ltd.	4,500	96,844
	Sakai Heavy Industries Ltd.	3,800	53,991
	Sakata INX Corp.	28,900	443,185
	Sakata Seed Corp.	11,100	291,965
	Sala Corp.	10,100	72,433
	Samco, Inc.	400	12,292
	San Holdings, Inc.	3,800	36,492
	San-Ai Obbli Co. Ltd.	39,900	567,030
	Sangetsu Corp.	26,100	532,819
	Sanki Engineering Co. Ltd.	26,600	1,145,938
	Sanko Gosei Ltd.	5,600	34,893
	Sanko Metal Industrial Co. Ltd.	6,500	60,566
	Sankyo Co. Ltd.	110,400	1,726,936
	Sankyo Frontier Co. Ltd.	2,800	38,513
#	Sankyo Seiko Co. Ltd.	20,200	102,887
#	Sankyo Tateyama, Inc.	4,300	17,909
	Sankyu, Inc.	16,700	994,908
	Sanoh Industrial Co. Ltd.	5,900	32,572
	Sanrio Co. Ltd.	46,600	1,441,731
*	Sansan, Inc.	6,800	65,713
	Sansei Technologies, Inc.	4,600	72,284
	Sanshin Electronics Co. Ltd.	5,000	101,418
	Santen Pharmaceutical Co. Ltd.	134,400	1,511,950
	Sanwa Holdings Corp.	84,400	1,911,770
		Shares	Value»
JAPAN — (Continued)
	Sanyo Chemical Industries Ltd.	4,900	$175,056
	Sanyo Denki Co. Ltd.	11,400	306,519
	Sanyo Shokai Ltd.	4,300	122,300
	Sanyo Trading Co. Ltd.	10,700	109,964
#	Sapporo Holdings Ltd.	66,500	709,954
	Sata Construction Co. Ltd.	7,700	60,515
	Sato Corp.	5,500	82,523
#	Sato Shoji Corp.	6,100	92,895
	Satori Electric Co. Ltd.	4,000	48,639
	Sawai Group Holdings Co. Ltd.	12,800	196,336
	SAXA, Inc.	1,300	55,421
*	SBI ARUHI Corp.	600	3,446
#	SBI Global Asset Management Co. Ltd.	4,600	18,917
	SBI Holdings, Inc.	143,700	3,249,633
	SBI Insurance Group Co. Ltd.	1,900	27,044
#	SBS Holdings, Inc.	5,300	132,124
	SCREEN Holdings Co. Ltd.	14,800	1,884,824
	Scroll Corp.	10,400	87,678
	SEC Carbon Ltd.	1,000	17,331
	Secom Co. Ltd.	51,600	1,890,293
	Sega Sammy Holdings, Inc.	50,500	792,089
#	Segue Group Co. Ltd.	2,500	8,296
	Seika Corp.	14,700	221,148
	Seikitokyu Kogyo Co. Ltd.	5,800	62,667
	Seiko Epson Corp.	69,200	890,445
	Seiko Group Corp.	7,500	374,662
	Seino Holdings Co. Ltd.	21,900	340,926
	Sekisui Chemical Co. Ltd.	33,000	583,684
#	Sekisui House Ltd.	115,000	2,562,982
	Sekisui Jushi Corp.	6,200	83,425
*	Sekisui Kasei Co. Ltd.	3,900	10,657
	Senko Group Holdings Co. Ltd.	43,020	535,873
	Senshu Electric Co. Ltd.	7,400	276,525
	Septeni Holdings Co. Ltd.	12,300	34,700
	SERAKU Co. Ltd.	1,200	12,869
	Seria Co. Ltd.	14,900	354,035
	Seven & i Holdings Co. Ltd.	411,900	5,898,654
	Seven Bank Ltd.	237,428	457,032

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	SFP Holdings Co. Ltd.	900	$12,885
	SG Holdings Co. Ltd.	62,400	600,712
	Sharingtechnology, Inc.	6,600	49,602
	Shibaura Machine Co. Ltd.	9,000	247,775
	Shibaura Mechatronics Corp.	5,100	768,867
	Shibuya Corp.	5,000	113,863
*	SHIFT, Inc.	75,000	355,569
	Shikoku Kasei Holdings Corp.	16,000	445,531
	Shimadaya Corp.	1,500	17,356
	Shimadzu Corp.	51,300	1,390,338
	Shimamura Co. Ltd.	11,200	750,680
	Shimano, Inc.	8,000	911,900
	Shimizu Bank Ltd.	1,700	27,611
	Shimizu Corp.	98,800	1,754,581
#	Shimojima Co. Ltd.	4,600	41,201
	Shin Nippon Air Technologies Co. Ltd.	8,600	182,852
	Shinagawa Refra Co. Ltd.	14,000	194,318
	Shin-Etsu Chemical Co. Ltd.	128,200	4,215,800
	Shin-Etsu Polymer Co. Ltd.	22,000	287,378
#	Shinko Shoji Co. Ltd.	18,100	126,219
	Shinmaywa Industries Ltd.	23,100	326,402
	Shinnihon Corp.	9,900	127,806
	Shinnihonseiyaku Co. Ltd.	7,400	98,446
	Shinsho Corp.	6,000	103,168
	Shinwa Co. Ltd. (3447 JP)	2,600	15,943
	Shinwa Co. Ltd. (7607 JP)	3,900	78,943
	Shionogi & Co. Ltd.	69,700	1,435,066
	Ship Healthcare Holdings, Inc.	31,100	512,648
	Shiseido Co. Ltd.	142,996	2,442,331
	Shizuoka Financial Group, Inc.	47,200	771,059
	Shizuoka Gas Co. Ltd.	24,900	197,094
	SHO-BOND Holdings Co. Ltd.	69,200	621,191
	Shoei Co. Ltd.	12,000	138,094
#	Shoei Foods Corp.	1,600	42,148
	SIGMAXYZ Holdings, Inc.	27,600	139,445
	Siix Corp.	9,400	76,834
*	Simplex Holdings, Inc.	75,600	468,685
		Shares	Value»
JAPAN — (Continued)
	Sinanen Holdings Co. Ltd.	3,300	$136,058
	Sinfonia Technology Co. Ltd.	8,600	582,015
	Sinko Industries Ltd.	15,300	146,914
	Sintokogio Ltd.	8,900	65,621
	SK Kaken Co. Ltd.	3,200	220,806
#	SK-Electronics Co. Ltd.	3,800	81,902
	SKY Perfect JSAT Holdings, Inc.	63,700	920,775
	SMC Corp.	5,200	2,021,611
	SMS Co. Ltd.	24,200	256,100
	Socionext, Inc.	87,800	1,174,875
	Soda Nikka Co. Ltd.	6,600	49,952
	Sodick Co. Ltd.	13,800	93,318
	SoftBank Corp.	4,538,000	6,168,317
	SoftBank Group Corp.	677,872	18,510,913
	Softcreate Holdings Corp.	11,100	148,938
	Software Service, Inc.	1,300	107,434
	Soken Chemical & Engineering Co. Ltd.	10,200	186,060
	Solasto Corp.	16,700	98,875
	Soliton Systems KK	5,500	69,539
*	Sony Financial Group, Inc. 8729 JP	1,021,500	1,028,135
	Sony Group Corp. (6758 JP)	1,021,500	22,521,937
	Sotetsu Holdings, Inc.	13,300	240,383
#	Space Co. Ltd.	6,900	68,869
	Sparx Group Co. Ltd.	9,260	98,628
	SPK Corp.	3,600	54,061
	S-Pool, Inc.	20,800	34,631
	Square Enix Holdings Co. Ltd.	31,800	549,551
	SRA Holdings	7,000	254,507
	SRE Holdings Corp.	4,000	76,525
#	SRS Holdings Co. Ltd.	11,500	92,637
	ST Corp.	5,500	54,325
#	ST HD Co. Ltd.	12,400	223,158
	Star Mica Holdings Co. Ltd.	15,200	143,516
	Starts Corp., Inc.	16,500	523,463
#	Stella Chemifa Corp.	5,100	175,241
	STI Foods Holdings, Inc.	2,400	20,237
	Strike Co. Ltd.	2,519	68,656
#	Studio Alice Co. Ltd.	3,000	38,638
	Subaru Corp.	250,700	5,382,067
#	Subaru Enterprise Co. Ltd.	2,500	48,880
	Sugi Holdings Co. Ltd.	48,900	1,123,929
#	Sugimoto & Co. Ltd.	9,800	89,998

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sumitomo Bakelite Co. Ltd.	22,600	$795,970
	Sumitomo Chemical Co. Ltd.	245,031	745,415
	Sumitomo Electric Industries Ltd.	95,800	4,194,077
	Sumitomo Forestry Co. Ltd.	116,700	1,265,298
	Sumitomo Heavy Industries Ltd.	33,900	1,055,464
	Sumitomo Metal Mining Co. Ltd.	42,100	2,379,002
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	269,312	9,477,210
	Sumitomo Mitsui Trust Group, Inc.	88,600	2,959,132
#*	Sumitomo Pharma Co. Ltd.	3,700	55,060
	Sumitomo Realty & Development Co. Ltd.	108,800	3,029,751
	Sumitomo Seika Chemicals Co. Ltd.	3,200	110,946
	Sumitomo Warehouse Co. Ltd.	6,800	163,118
	Sun Frontier Fudousan Co. Ltd.	15,400	244,277
	Sundrug Co. Ltd.	29,300	780,202
	Suntory Beverage & Food Ltd.	16,600	525,872
	Sun-Wa Technos Corp.	9,800	190,361
	Suzuden Corp.	3,700	41,069
	Suzuken Co. Ltd.	33,790	1,362,063
	Suzuki Motor Corp.	155,900	2,125,707
	SWCC Corp.	12,300	916,733
	Sysmex Corp.	16,200	153,289
	System Research Co. Ltd.	7,400	94,072
	System Support Holdings, Inc.	5,000	45,190
#	Systems Engineering Consultants Co. Ltd.	2,000	44,644
	Systena Corp.	91,500	300,257
#	Syuppin Co. Ltd.	13,500	101,264
	T Hasegawa Co. Ltd.	16,700	307,218
	T RAD Co. Ltd.	500	27,612
	T&D Holdings, Inc.	84,600	2,089,534
	Tachikawa Corp.	2,200	27,509
	Tachi-S Co. Ltd.	10,700	145,855
	Tadano Ltd.	29,200	215,801
	Taihei Dengyo Kaisha Ltd.	15,000	216,690
	Taiho Kogyo Co. Ltd.	3,300	18,083
	Taikisha Ltd.	19,800	442,313
		Shares	Value»
JAPAN — (Continued)
	Taiko Bank Ltd.	1,100	$16,881
	Taisei Corp.	21,200	2,114,660
	Taisei Lamick Group Head Quarter & Innovation Co. Ltd.	2,100	35,056
	Taisei Oncho Co. Ltd.	1,900	57,768
	Taiyo Holdings Co. Ltd.	61,192	1,980,595
	Takamatsu Construction Group Co. Ltd.	7,500	185,532
	Takaoka Toko Co. Ltd.	4,100	122,564
	Takara & Co. Ltd.	5,100	139,943
	Takara Bio, Inc.	11,800	61,989
	Takara Holdings, Inc.	54,423	562,095
	Takara Standard Co. Ltd.	8,400	160,395
	Takasago International Corp.	40,000	390,594
	Takasago Thermal Engineering Co. Ltd.	33,200	959,836
	Takashima & Co. Ltd.	10,400	60,901
#	Takashimaya Co. Ltd.	67,600	844,964
	TAKEBISHI Corp.	4,600	68,012
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	232,530	7,915,252
	Takeuchi Manufacturing Co. Ltd.	20,600	852,922
#	Taki Chemical Co. Ltd.	1,500	38,118
#	Tama Home Co. Ltd.	8,100	194,582
#	Tanseisha Co. Ltd.	4,300	42,547
	Tayca Corp.	3,500	31,543
	Tazmo Co. Ltd.	2,000	32,700
	TBS Holdings, Inc.	10,500	407,116
#	TDC Soft, Inc.	13,000	103,005
	TechMatrix Corp.	21,800	298,173
#	Techno Medica Co. Ltd.	2,500	36,007
	Techno Ryowa Ltd.	4,800	241,749
	Techno Smart Corp.	1,700	22,733
	Technoflex Corp.	1,200	16,030
	Teijin Ltd.	42,642	412,534
	Teikoku Electric Manufacturing Co. Ltd.	4,000	78,834
	Teikoku Sen-I Co. Ltd.	5,800	112,612
	Tekken Corp.	3,800	119,672
#	Temairazu, Inc.	1,300	26,116
	Terumo Corp.	74,900	979,786
#	Tess Holdings Co. Ltd.	24,500	58,365

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	THK Co. Ltd.	18,800	$561,693
	Tigers Polymer Corp.	2,500	15,574
	TIS, Inc.	43,100	1,254,146
	TKC Corp.	11,699	307,603
	Toa Corp. (1885 JP)	18,000	366,051
	Toa Corp. (6809 JP)	7,700	82,280
	TOA ROAD Corp.	6,900	77,780
	Toagosei Co. Ltd.	46,400	527,406
	TOBISHIMA HOLDINGS, Inc.	5,030	79,042
	Tobu Railway Co. Ltd.	26,200	462,546
	Tocalo Co. Ltd.	21,400	358,018
#	Tochigi Bank Ltd.	22,300	120,972
	Toda Corp.	96,300	840,576
	Toei Animation Co. Ltd.	27,000	448,814
	Toei Co. Ltd.	6,100	222,053
	Toell Co. Ltd.	3,900	21,816
	Toenec Corp.	23,500	311,318
	Togami Electric Manufacturing Co. Ltd.	800	24,213
	Toho Chemical Industry Co. Ltd.	200	976
	Toho Co. Ltd. (8142 JP)	9,900	81,926
	Toho Co. Ltd. (9602 JP)	12,800	652,543
	Toho Gas Co. Ltd.	32,600	1,079,920
	Toho Holdings Co. Ltd.	21,500	642,768
#	Toho System Science Co. Ltd.	2,000	14,862
#	Toho Titanium Co. Ltd.	6,300	75,753
	Tokai Corp.	6,000	95,639
	TOKAI Holdings Corp.	29,800	221,404
	Tokai Rika Co. Ltd.	13,500	273,626
	Tokai Tokyo Financial Holdings, Inc.	28,300	135,587
	Token Corp.	1,520	146,068
	Tokio Marine Holdings, Inc. (8766 JP)	288,300	10,745,672
	Tokushu Tokai Paper Co. Ltd.	4,800	51,266
	Tokyo Base Co. Ltd.	15,700	42,908
	Tokyo Electron Device Ltd.	15,600	356,884
	Tokyo Electron Ltd.	54,200	14,442,069
	Tokyo Energy & Systems, Inc.	12,500	148,646
	Tokyo Gas Co. Ltd.	70,900	3,145,523
	Tokyo Ohka Kogyo Co. Ltd.	44,600	2,105,190
		Shares	Value»
JAPAN — (Continued)
	Tokyo Printing Ink Manufacturing Co. Ltd.	1,500	$14,309
#	Tokyo Sangyo Co. Ltd.	11,000	67,970
	Tokyo Seimitsu Co. Ltd.	14,900	1,349,948
	Tokyo Tatemono Co. Ltd.	75,200	1,769,623
	Tokyotokeiba Co. Ltd.	2,300	79,669
	Tokyu Construction Co. Ltd.	24,500	202,449
	Tokyu Corp.	38,683	436,723
	Tokyu Fudosan Holdings Corp.	307,000	2,842,670
	Toli Corp.	19,900	98,097
	Tomato Bank Ltd.	1,200	12,491
#	Tomen Devices Corp.	1,200	90,548
#	Tomoe Corp.	6,300	82,563
	Tomoe Engineering Co. Ltd.	11,100	138,606
	Tomoku Co. Ltd.	4,400	98,638
	Tomy Co. Ltd.	43,900	775,209
	TOPPAN Holdings, Inc.	24,740	764,212
	Topre Corp.	8,700	141,726
	Toray Industries, Inc.	162,207	1,196,473
#	Torigoe Co. Ltd.	1,500	10,160
	Torishima Pump Manufacturing Co. Ltd.	6,500	90,902
	Tosei Corp.	28,000	285,251
	Toshiba TEC Corp.	12,000	201,804
	Totech Corp.	18,200	473,562
	Totetsu Kogyo Co. Ltd.	10,900	328,195
	TOTO Ltd.	20,300	638,007
#	Tottori Bank Ltd.	1,500	16,613
#	Toumei Co. Ltd.	2,200	15,598
	Tow Co. Ltd.	18,500	45,261
#	Toyo Innovex Co. Ltd.	5,800	25,501
	Toyo Kanetsu KK	10,200	175,618
	Toyo Seikan Group Holdings Ltd.	52,700	1,322,235
	Toyobo Co. Ltd.	37,323	320,299
	Toyoda Gosei Co. Ltd.	18,600	505,323
	Toyota Boshoku Corp.	37,300	626,339
	Toyota Industries Corp.	9,300	1,189,991
	Toyota Motor Corp. (7203 JP)	1,423,500	32,264,320
	Toyota Tsusho Corp.	141,100	5,138,752
	TPR Co. Ltd.	11,600	100,811
	Transaction Co. Ltd.	17,800	137,292
*	Transaction Media Networks, Inc.	5,500	15,921

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Transcosmos, Inc.	9,200	$224,363
	TRE Holdings Corp.	9,100	100,986
#	Treasure Factory Co. Ltd.	5,100	56,148
*	Trend Micro, Inc. (4704 JP)	41,600	1,631,882
	Trusco Nakayama Corp.	18,600	293,964
	TS Tech Co. Ltd.	22,400	275,186
	TSI Holdings Co. Ltd.	23,500	160,294
*	Tsubaki Nakashima Co. Ltd.	5,400	12,176
	Tsubakimoto Chain Co.	22,500	345,147
#	Tsubakimoto Kogyo Co. Ltd.	7,200	133,067
#	Tsuburaya Fields Holdings, Inc.	12,200	144,544
	Tsugami Corp.	16,600	345,268
	Tsukada Global Holdings, Inc.	5,200	19,156
	Tsukishima Holdings Co. Ltd.	1,200	23,056
	Tsuruha Holdings, Inc.	113,650	1,810,986
	Tsurumi Manufacturing Co. Ltd.	9,800	138,333
	Tsutsumi Jewelry Co. Ltd.	2,500	42,626
	Tsuzuki Denki Co. Ltd.	5,300	124,866
	TV Asahi Holdings Corp.	9,700	224,333
	Tv Tokyo Holdings Corp.	4,300	127,187
#	TWOSTONE&Sons	2,800	12,096
	TYK Corp.	7,300	29,149
	UACJ Corp.	68,400	1,082,602
	Uchida Yoko Co. Ltd.	13,500	181,475
	Ueki Corp.	1,200	22,228
	Ukai Co. Ltd.	100	2,163
	ULS Group, Inc.	14,000	51,616
	Ultrafabrics Holdings Co. Ltd.	2,100	10,157
	U-Next Holdings Co. Ltd.	24,300	292,531
	Unipres Corp.	10,900	96,409
	UNISOL Holdings Corp.	11,041	163,099
	United Arrows Ltd.	9,900	154,133
	United Super Markets Holdings, Inc.	16,031	96,624
#	Urbanet Corp. Co. Ltd.	14,400	52,674
	Ushio, Inc.	33,300	598,622
	USS Co. Ltd.	133,200	1,471,771
	UT Group Co. Ltd.	228,000	304,340
		Shares	Value»
JAPAN — (Continued)
	Valor Holdings Co. Ltd.	16,600	$375,833
	Valqua Ltd.	10,100	286,451
#	Value HR Co. Ltd.	5,400	48,485
	Vector, Inc.	12,500	118,252
	Vertex Corp.	9,600	82,257
	Vision, Inc.	16,700	140,030
*	Visional, Inc.	13,600	749,495
	Vital KSK Holdings, Inc.	22,300	202,481
	VT Holdings Co. Ltd.	31,700	111,432
#	WA, Inc.	1,300	11,203
	Wacoal Holdings Corp.	17,700	499,065
	Wacom Co. Ltd.	67,200	325,654
	Wakachiku Construction Co. Ltd.	2,300	68,428
	Wakita & Co. Ltd.	15,300	199,373
	Warabeya Nichiyo Holdings Co. Ltd.	2,200	48,975
	Waseda Academy Co. Ltd.	3,600	48,562
#	Watahan & Co. Ltd.	7,500	68,709
	Wavelock Holdings Co. Ltd.	1,300	11,143
	WDB Holdings Co. Ltd.	1,309	13,576
	Weathernews, Inc.	3,200	84,351
	Wellneo Sugar Co. Ltd.	700	12,945
	Wellnet Corp.	4,700	20,079
#	West Holdings Corp.	14,884	153,162
#	Will Group, Inc.	8,500	65,421
*	WingArc1st, Inc.	9,200	193,837
	Workman Co. Ltd.	6,234	256,470
	World Co. Ltd.	10,200	206,989
	World Holdings Co. Ltd.	4,000	65,479
	Xebio Holdings Co. Ltd.	13,400	93,315
#	YAC Holdings Co. Ltd.	4,599	32,946
	Yagi & Co. Ltd.	1,400	30,444
	Yahagi Construction Co. Ltd.	12,700	190,624
	YAKUODO Holdings Co. Ltd.	5,800	75,224
	YAMABIKO Corp.	14,200	295,615
	YAMADA Consulting Group Co. Ltd.	7,800	87,312
	Yamada Corp.	300	13,057
	Yamada Holdings Co. Ltd.	104,362	365,867
#	Yamae Group Holdings Co. Ltd.	6,000	108,546
	Yamaha Corp.	66,600	484,080

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamaha Motor Co. Ltd.	200,100	$1,511,095
#	Yamatane Corp.	4,400	64,332
	Yamato Corp.	10,100	152,701
	Yamato Holdings Co. Ltd.	35,400	462,845
	Yamato Kogyo Co. Ltd.	7,000	504,644
#	Yamaura Corp.	2,700	25,685
	Yamazaki Baking Co. Ltd.	27,700	586,893
	Yamazen Corp.	26,000	239,807
	Yaskawa Electric Corp.	30,700	979,921
	Yasuda Logistics Corp.	5,700	82,134
#	YE DIGITAL Corp.	3,000	15,407
	Yellow Hat Ltd.	29,000	316,614
	Yodoko Ltd.	51,000	462,049
	Yokogawa Bridge Holdings Corp.	14,300	287,816
	Yokogawa Electric Corp.	23,800	793,465
	Yokohama Financial Group, Inc.	111,700	1,017,333
	Yokowo Co. Ltd.	2,800	39,882
#	Yomeishu Seizo Co. Ltd.	800	22,114
	Yondenko Corp.	17,400	188,542
#	Yondoshi Holdings, Inc.	5,400	63,617
	Yonex Co. Ltd.	23,600	497,550
	Yorozu Corp.	3,200	21,077
#	Yossix Holdings Co. Ltd.	1,900	38,642
	Yotai Refractories Co. Ltd.	400	4,708
	Yuasa Trading Co. Ltd.	7,200	263,883
	Yurtec Corp.	19,500	342,852
	Yushin Co.	3,400	16,736
	Yutaka Giken Co. Ltd.	1,500	31,928
	Zacros Corp.	28,800	216,846
	Zaoh Co. Ltd.	2,300	38,166
#	Zenitaka Corp.	900	45,785
	Zenkoku Hosho Co. Ltd.	48,100	956,305
	Zenrin Co. Ltd.	650	4,409
	Zeon Corp.	53,800	657,427
	ZERIA Pharmaceutical Co. Ltd.	1,200	15,936
#	ZIGExN Co. Ltd.	40,500	122,788
	Zojirushi Corp.	5,600	55,981
	ZOZO, Inc.	89,700	740,873
	Zuiko Corp.	4,800	31,179
TOTAL JAPAN			843,225,536
		Shares	Value»
NETHERLANDS — (5.6%)
	Aalberts NV	18,617	$714,865
Ω	ABN AMRO Bank NV	175,938	6,482,127
	Acomo NV	14,752	435,092
	Aegon Ltd. (AEG US)	290,070	2,259,645
	Aegon Ltd. (AGN NA)	376,088	2,953,974
#	Akzo Nobel NV	85,978	6,023,412
	Allfunds Group PLC	195,185	1,891,552
	AMG Critical Materials NV	14,363	614,446
	Aperam SA	22,613	973,001
#	Arcadis NV	36,472	1,637,962
	ASM International NV	9,126	7,664,318
	ASML Holding NV (ASML NA)	6,365	9,126,678
	ASML Holding NV (ASML US)	66,830	95,099,090
	ASR Nederland NV	140,206	10,183,252
*Ω	Basic-Fit NV	22,055	840,763
	BE Semiconductor Industries NV	17,813	3,467,181
#	Brunel International NV	7,330	65,045
#*	CM.com NV	5,683	29,715
#	Coca-Cola Europacific Partners PLC	44,682	4,085,884
	Corbion NV	15,225	365,694
Ω	CTP NV	46,247	1,008,216
*	Flow Traders Ltd.	11,882	386,551
	Fugro NV	35,052	484,370
	Havas NV	25,805	533,182
	Heineken NV	28,422	2,346,225
#	IMCD NV	27,239	2,546,095
	ING Groep NV (INGA NA)	587,920	17,338,288
*	InPost SA	90,721	1,421,943
	JDE Peet's NV	14,243	536,208
	Kendrion NV	3,304	58,202
	Koninklijke Ahold Delhaize NV (AD NA)	240,765	9,413,946
	Koninklijke BAM Groep NV	132,137	1,385,813
	Koninklijke Heijmans NV	16,526	1,346,544
	Koninklijke KPN NV	2,139,452	10,477,993
#	Koninklijke Philips NV (PHG US)	110,980	3,185,121
	Koninklijke Philips NV (PHIA NA)	160,799	4,617,473
	Koninklijke Vopak NV	20,583	1,027,276
*	Magnum Ice Cream Co. NV	6,494	115,297
*	Magnum Ice Cream Co. NV MICC NA	11,523	204,800
#*	Magnum Ice Cream Co. NV MICC US	83,413	1,480,581
	Nedap NV	1,163	120,044
	NN Group NV	153,865	12,196,447

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Pharming Group NV	117,290	$239,129
	PostNL NV	130,018	182,070
	Prosus NV (PRX NA)	166,825	9,592,645
	Randstad NV	64,005	2,290,517
	SBM Offshore NV	117,153	4,208,164
Ω	Signify NV	33,450	710,128
#	Sligro Food Group NV	1,917	25,826
	TKH Group NV	16,137	708,165
*	TomTom NV	13,177	99,003
	Universal Music Group NV	233,183	5,717,073
	Van Lanschot Kempen NV	15,885	963,252
	Wolters Kluwer NV	80,997	7,605,860
TOTAL NETHERLANDS			259,486,143
NEW ZEALAND — (0.3%)
#	a2 Milk Co. Ltd.	103,845	617,118
	Auckland International Airport Ltd.	213,783	1,065,278
#	Briscoe Group Ltd.	8,008	24,086
#	Channel Infrastructure NZ Ltd.	299,697	525,596
	Chorus Ltd. (CHRYY US), ADR	880	24,878
#	Chorus Ltd. (CNU NZ)	190,810	1,091,085
	Contact Energy Ltd.	101,812	573,798
	EBOS Group Ltd.	51,567	798,858
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,708,695
	Freightways Group Ltd.	84,453	741,780
*	Gentrack Group Ltd.	17,516	80,441
	Hallenstein Glasson Holdings Ltd.	28,311	169,060
#	Heartland Group Holdings Ltd.	304,600	220,947
	Infratil Ltd.	50,049	332,939
	Investore Property Ltd.	146,341	97,310
*	KMD Brands Ltd.	52,230	8,624
	Mainfreight Ltd.	10,461	423,458
	Mercury NZ Ltd.	100,551	383,603
	Meridian Energy Ltd.	168,960	573,178
	Napier Port Holdings Ltd.	4,632	10,510
#	NZME Ltd. (NZM AU)	3,265	2,230
	NZX Ltd.	164,695	149,642
*	Oceania Healthcare Ltd.	121,694	61,980
	Port of Tauranga Ltd.	34,021	164,297
*	Ryman Healthcare Ltd.	101,470	170,061
	Scales Corp. Ltd.	64,513	223,098
		Shares	Value»
NEW ZEALAND — (Continued)
*	Serko Ltd.	22,697	$40,341
	Skellerup Holdings Ltd.	99,190	308,853
	SKY Network Television Ltd.	76,616	153,883
#*	SKYCITY Entertainment Group Ltd.	103,244	57,549
	Spark New Zealand Ltd.	185,418	252,385
	Summerset Group Holdings Ltd.	56,097	390,128
	TOWER Ltd.	174,508	202,856
	Turners Automotive Group Ltd.	13,736	71,281
	Vector Ltd.	66,685	193,619
*	Vista Group International Ltd.	82,312	91,854
*	Warehouse Group Ltd.	19,984	8,793
TOTAL NEW ZEALAND			12,014,092
NORWAY — (0.7%)
	2020 Bulkers Ltd.	5,417	80,447
	ABG Sundal Collier Holding ASA	123,021	103,519
	AF Gruppen ASA	13,945	267,029
	Aker Solutions ASA	173,288	633,203
#	AKVA Group ASA	1,484	13,031
	Archer Ltd.	33,998	89,642
	Arendals Fossekompani ASA	734	11,796
	Atea ASA	44,322	709,280
	B2 Impact ASA	72,702	156,860
#*	BEWi ASA	13,631	23,474
#	Borregaard ASA	31,918	642,330
	Bouvet ASA	31,928	192,908
Ω	Bw Lpg Ltd. BWLP US	14,233	222,604
Ω	BW LPG Ltd. BWLPG NO	4,341	68,721
	BW Offshore Ltd.	10,055	48,999
*	Cloudberry Clean Energy ASA	121,222	155,784
#	DNB Bank ASA	161,006	4,616,579
	DOF Group ASA	53,156	622,142
Ω	Elmera Group ASA	70,924	296,147
	Elopak ASA	76,869	399,511
Ω	Entra ASA	21,524	252,082
Ω	Europris ASA	101,496	932,433
	Gjensidige Forsikring ASA	47,960	1,365,064
*	Grieg Seafood ASA	17,155	132,832
Ω	Kid ASA	12,875	166,611
	Kitron ASA	67,277	578,272
*	Kongsberg Automotive ASA	323,369	72,514

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Kongsberg Gruppen ASA	104,609	$3,593,432
#	Leroy Seafood Group ASA	22,262	109,704
*	LINK Mobility Group Holding ASA	102,460	357,290
	Magnora ASA	16,615	36,108
	Medistim ASA	3,403	79,074
	Mowi ASA	31,958	736,703
Ω	Multiconsult ASA	5,960	105,228
*	Napatech AS	3,698	12,894
#*	NEL ASA	87,510	19,963
	Norbit ASA	6,025	115,800
	Norconsult Norge AS	14,154	66,747
#*	Nordic Semiconductor ASA	29,568	397,081
	Norsk Hydro ASA	74,986	665,717
*	Northern Ocean Ltd.	10,938	10,407
*	NRC Group ASA	21,505	20,436
	Odfjell Drilling Ltd.	56,536	562,730
	Odfjell Technology Ltd.	3,913	23,892
#	Orkla ASA	47,569	565,993
*	Otello Corp. ASA	9,524	18,047
	Paratus Energy Services Ltd.	6,431	31,247
	Pareto Bank ASA	16,478	138,493
	Pexip Holding ASA	12,536	100,420
*	PhotoCure ASA	6,697	47,988
	Protector Forsikring ASA	33,026	1,789,052
	Public Property Invest AS	27,280	67,632
	Rana Gruber ASA	5,863	47,294
	Reach Subsea ASA	19,395	14,952
#	Salmar ASA	6,070	361,581
	SATS ASA	12,194	50,824
*Ω	Scatec ASA	72,506	866,191
*	Sea1 offshore, Inc.	28,559	74,051
	SED Energy Holdings PLC	58,956	51,200
	Selvaag Bolig ASA	22,992	82,785
#*	SmartCraft ASA	7,109	15,976
	Solstad Offshore ASA	14,544	76,967
	Sparebank 1 Oestlandet	19,503	396,440
	SpareBank 1 Sor-Norge ASA	65,535	1,321,141
	Sparebanken More	20,031	227,881
	Sparebanken Norge	6,826	135,990
	Storebrand ASA	215,885	3,777,956
	Subsea 7 SA	85,030	2,173,544
	TGS ASA	44,726	471,425
*	Thor Medical ASA	64,307	32,536
#	TOMRA Systems ASA	30,260	401,435
	Veidekke ASA	43,427	800,298
		Shares	Value»
NORWAY — (Continued)
#	Vend Marketplaces ASA, Class B	19,547	$541,190
	Wilh Wilhelmsen Holding ASA, Class A	5,667	403,474
	Wilh Wilhelmsen Holding ASA, Class B	1,503	95,219
	Zalaris ASA	8,474	78,765
*	Zaptec ASA	6,781	16,229
TOTAL NORWAY			35,041,236
PORTUGAL — (0.3%)
#	Altri SGPS SA	30,604	157,028
	Banco Comercial Portugues SA, Class R	2,667,805	2,887,637
	Corticeira Amorim SGPS SA	12,125	96,180
	CTT-Correios de Portugal SA	33,316	268,047
	EDP Renovaveis SA	129,974	1,974,484
	EDP SA (EDP PL)	932,445	4,768,005
	Ibersol SGPS SA	5,326	67,206
#	Navigator Co. SA	51,006	193,069
	NOS SGPS SA	91,019	473,162
	REN - Redes Energeticas Nacionais SGPS SA	167,843	684,018
	Sonae SGPS SA	418,269	877,754
TOTAL PORTUGAL			12,446,590
SINGAPORE — (0.9%)
*	AEM Holdings Ltd.	58,043	88,190
	Aztech Global Ltd.	48,500	25,143
	Boustead Singapore Ltd.	115,185	176,861
	BRC Asia Ltd.	23,800	78,327
	Bukit Sembawang Estates Ltd.	79,000	317,647
	Centurion Corp. Ltd.	94,500	112,905
	China Aviation Oil Singapore Corp. Ltd.	148,900	204,696
	China Sunsine Chemical Holdings Ltd.	198,500	114,072
	City Developments Ltd.	281,700	2,052,628
	CSE Global Ltd.	233,598	206,236
	DBS Group Holdings Ltd.	275,304	12,796,778
	DFI Retail Group Holdings Ltd.	54,700	225,234
*††	Ezion Holdings Ltd.	350,280	0

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
#*††	Ezra Holdings Ltd.	140,402	$0
	Far East Orchard Ltd.	19,400	19,836
	Food Empire Holdings Ltd.	66,800	141,365
	Fraser & Neave Ltd.	19,200	23,079
	Frasers Property Ltd.	89,600	79,402
	Frencken Group Ltd.	117,100	153,989
*	Gallant Venture Ltd.	272,800	16,275
	Genting Singapore Ltd.	994,600	574,229
	GuocoLand Ltd.	129,966	275,547
	Haw Par Corp. Ltd.	47,300	608,683
	Ho Bee Land Ltd.	89,300	171,202
	Hong Fok Corp. Ltd.	87,200	58,470
	Hong Leong Finance Ltd.	44,100	95,270
	Hongkong Land Holdings Ltd.	152,900	1,297,337
	Hotel Grand Central Ltd.	19,700	11,301
	Hour Glass Ltd.	84,500	148,677
	HRnetgroup Ltd.	119,200	69,755
	iFAST Corp. Ltd.	51,900	430,384
	ISDN Holdings Ltd.	71,160	22,456
	Keppel Ltd.	346,900	2,984,319
	LHN Ltd.	30,700	16,409
*	Mermaid Maritime PCL	242,300	23,922
	Metro Holdings Ltd.	128,400	54,352
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	10,064
	Netlink NBN Trust	773,900	595,363
	OUE Ltd.	49,300	45,721
	Oversea-Chinese Banking Corp. Ltd.	232,945	3,887,745
*	Oxley Holdings Ltd.	373,865	24,965
	Pacific Century Regional Developments Ltd.	48,300	18,430
	Pan-United Corp. Ltd.	105,900	95,903
	Propnex Ltd.	69,200	119,221
	Q&M Dental Group Singapore Ltd.	53,280	21,606
	Raffles Medical Group Ltd.	154,100	120,641
	SATS Ltd.	102,600	305,660
#	Seatrium Ltd.	594,820	986,445
	Sheng Siong Group Ltd.	141,000	301,582
	SIA Engineering Co. Ltd.	44,900	116,524
	Sing Investments & Finance Ltd.	9,700	12,677
	Singapore Exchange Ltd.	88,300	1,223,494
	Singapore Land Group Ltd.	68,500	188,148
		Shares	Value»
SINGAPORE — (Continued)
#	Singapore Post Ltd.	471,600	$146,430
	Singapore Technologies Engineering Ltd.	316,400	2,432,353
	StarHub Ltd.	112,000	100,178
	Straits Trading Co. Ltd.	80,806	113,839
*††	Swiber Holdings Ltd.	50,250	0
*	Thomson Medical Group Ltd.	916,800	44,027
	United Overseas Bank Ltd.	94,500	2,848,148
	UOL Group Ltd.	187,851	1,604,356
	Valuetronics Holdings Ltd.	154,710	106,512
	Vicom Ltd.	32,400	42,104
	Wee Hur Holdings Ltd.	274,100	191,770
	Wing Tai Holdings Ltd.	246,500	319,530
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	1,886,742
TOTAL SINGAPORE			41,585,154
SPAIN — (3.2%)
	Acciona SA	17,506	3,762,315
	Acerinox SA	63,330	940,746
Ω	Aedas Homes SA	2,525	71,694
Ω	Aena SME SA	89,400	2,776,545
	Almirall SA	17,537	262,518
	Amadeus IT Group SA	143,660	9,631,920
#	Atresmedia Corp. de Medios de Comunicacion SA	39,441	245,433
#	Audax Renovables SA	89,063	138,992
	Azkoyen SA	4,058	41,999
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	12,483,218
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	1,331,601
	Banco de Sabadell SA	2,576,619	10,107,515
	Banco Santander SA (SAN SM)	2,061,320	26,319,063
	Banco Santander SA (SAN US), Sponsored ADR	38,617	492,365
	Bankinter SA	299,967	5,120,428
	CaixaBank SA	895,177	11,816,493
#Ω	Cellnex Telecom SA	58,302	1,803,289

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Construcciones y Auxiliar de Ferrocarriles SA	13,228	$881,821
	Corp. ACCIONA Energias Renovables SA	21,443	542,800
*	Distribuidora Internacional de Alimentacion SA	234	10,858
	Ebro Foods SA	9,648	210,279
*	eDreams ODIGEO SA	29,809	123,337
	Elecnor SA	17,817	567,914
	Enagas SA	38,067	626,703
#*	Ence Energia y Celulosa SA	24,710	65,068
	Endesa SA	34,501	1,273,595
*	Ercros SA	13,714	55,571
	Faes Farma SA	97,892	606,931
	Ferrovial SE	50,012	3,378,063
	Fluidra SA	22,163	644,684
#Ω	Gestamp Automocion SA	40,092	143,744
Ω	Global Dominion Access SA	32,275	133,299
*	Grenergy Renovables SA	4,308	491,742
	Grifols SA	59,472	760,887
	Iberdrola SA	6,700	150,299
	Iberdrola SA IBE SM	489,103	10,996,385
#	Indra Sistemas SA	40,975	2,648,376
	Industria de Diseno Textil SA	303,676	19,760,226
	Laboratorios Farmaceuticos Rovi SA	6,903	589,387
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	153,281	213,773
	Mapfre SA	447,822	2,049,115
Ω	Neinor Homes SA	15,557	370,688
*	Obrascon Huarte Lain SA	124,337	52,827
	Pharma Mar SA	1,779	166,438
	Prim SA	1,123	16,977
*	Promotora de Informaciones SA, Class A	48,173	19,667
Ω	Prosegur Cash SA	43,253	32,873
*	Realia Business SA	166,736	202,173
#	Redeia Corp. SA	147,722	2,552,922
	Sacyr SA	1,339	6,295
	Sacyr SA SCYR SM	107,160	504,251
*	Solaria Energia y Medio Ambiente SA	44,306	977,178
		Shares	Value»
SPAIN — (Continued)
#*††	Soltec Power Holdings SA	4,800	$4,322
#*Ω	Talgo SA	14,985	52,097
*	Tecnicas Reunidas SA	38,833	1,470,394
#	Telefonica SA (TEF SM)	1,178,997	4,772,929
#	Tubacex SA	61,124	249,732
Ω	Unicaja Banco SA	502,777	1,722,959
TOTAL SPAIN			147,445,713
SWEDEN — (3.7%)
#	AAK AB	17,148	479,834
Ω	AcadeMedia AB	38,662	409,663
	AddLife AB, Class B	43,022	659,047
	Addnode Group AB	45,365	436,001
	AddTech AB, Class B	88,465	2,872,369
	AFRY AB	52,632	835,164
	Alfa Laval AB	51,089	2,959,190
Ω	Alimak Group AB	28,194	431,693
	Alleima AB	87,037	760,681
	Alligo AB, Class B	9,012	128,180
Ω	Ambea AB	56,626	863,518
*	Annehem Fastigheter AB, Class B	20,118	37,023
	AQ Group AB	12,285	270,405
	Arjo AB, Class B	35,959	107,797
*	Asmodee Group AB, Class B	63,035	756,363
	Assa Abloy AB, Class B	86,434	3,494,866
	Atlas Copco AB (ATCOA SS), Class A	416,508	8,589,305
	Atlas Copco AB (ATCOB SS), Class B	274,818	4,943,334
#	Atrium Ljungberg AB, Class B	75,650	286,526
Ω	Attendo AB	55,711	556,135
	Avanza Bank Holding AB	85,894	3,346,637
#	Axfood AB	47,948	1,642,763
	Beijer Alma AB	16,990	504,902
	Beijer Ref AB	45,857	652,768
	Bergman & Beving AB	16,194	503,808
	Betsson AB, Class B	91,315	1,072,183
#*	Better Collective AS	2,771	33,045
*	BHG Group AB	59,540	205,094
	Bilia AB, Class A	51,649	731,833
	Billerud Aktiebolag	80,527	651,149
*Ω	BioArctic AB	16,487	592,071
	BioGaia AB, Class B	45,491	559,528
	Bjorn Borg AB	8,728	57,441
*	Boliden AB	73,561	5,151,233
*	Bonava AB, Class B	19,180	28,092
#*Ω	Boozt AB	20,939	212,644

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Bravida Holding AB	105,011	$1,034,577
	Bufab AB	56,260	622,760
	Bulten AB	5,358	29,887
	Bure Equity AB	35,951	887,680
	Byggmax Group AB	33,690	213,864
*	Camurus AB	11,538	866,122
*	Carasent AB	12,948	37,521
#	Castellum AB	87,452	1,081,103
	Catella AB	30,701	93,954
	Catena AB	11,657	605,111
#	Cibus Nordic Real Estate AB publ	20,624	357,497
	Clas Ohlson AB, Class B	39,038	1,336,691
	Cloetta AB, Class B	56,728	277,476
*	Coffee Stain Group AB, Class B	40,136	83,539
Ω	Coor Service Management Holding AB	38,883	230,656
	Corem Property Group AB (COREB SS), Class B	34,471	15,957
	Corem Property Group AB (CORED SS), Class D	2,536	68,114
	CTT Systems AB	3,225	59,158
	Dios Fastigheter AB	28,555	206,807
Ω	Dometic Group AB	46,401	199,702
	Duni AB	8,229	96,785
#*Ω	Dustin Group AB	466,812	90,897
*	Dynavox Group AB	30,792	301,242
	Eastnine AB	14,357	80,283
	Elanders AB, Class B	5,057	33,710
*	Electrolux AB, Class B	65,569	529,640
	Electrolux Professional AB, Class B	105,894	729,652
	Elekta AB, Class B	77,072	495,434
#*	Embracer Group AB	40,136	219,845
#*	Enad Global 7 AB	8,884	12,252
*	Enea AB	4,829	36,297
#	Engcon AB	11,770	105,587
	Ependion AB	3,773	45,054
	Epiroc AB (EPIA SS), Class A	119,387	3,346,797
	Epiroc AB (EPIB SS), Class B	73,342	1,828,936
#	EQT AB	20,316	771,108
#Ω	Evolution AB	23,018	1,495,275
	Ework Group AB	5,246	56,082
#	Fabege AB	102,226	944,247
	Fagerhult Group AB	15,173	63,966
#*	Fastighets AB Balder, Class B	79,516	599,758
*	Fastighets AB Trianon	12,292	26,996
		Shares	Value»
SWEDEN — (Continued)
*	Fastighetsbolaget Emilshus AB, Class B	2,201	$13,125
	FastPartner AB (FPARA SS), Class A	14,604	75,091
#	FastPartner AB (FPARD SS), Class D	6,387	53,771
	Fenix Outdoor International AG	579	34,095
	FormPipe Software AB	5,484	14,206
	G5 Entertainment AB	2,548	26,900
	Getinge AB, Class B	63,348	1,388,101
	Granges AB	59,043	990,763
*	Gruvaktiebolaget Viscaria	14,284	32,465
#	H & M Hennes & Mauritz AB, Class B	98,108	1,964,626
	Hanza AB	4,885	76,331
	Heba Fastighets AB, Class B	14,702	49,752
	Hemnet Group AB	59,642	951,069
	Hexagon AB, Class B	133,965	1,510,460
*	Hexatronic Group AB	54,874	144,359
	Hexpol AB	75,304	616,340
*	HMS Networks AB	12,718	573,314
Ω	Hoist Finance AB	36,279	510,333
#	Holmen AB (HOLMB SS), Class B	18,806	704,904
	Hufvudstaden AB, Class A	39,757	549,373
	Humana AB	18,614	99,319
	Husqvarna AB (HUSQA SS), Class A	6,401	32,689
	Husqvarna AB (HUSQB SS), Class B	90,655	463,119
	Indutrade AB	59,512	1,397,073
	INVISIO AB	20,829	609,490
	Inwido AB	22,636	389,617
	JM AB	25,486	392,190
*	John Mattson Fastighetsforetagen AB	8,820	65,416
	Kabe Group AB, Class B	1,160	27,080
*	Karnov Group AB	25,012	274,821
#*	K-fast Holding AB	33,974	46,655
*	Klarabo Sverige AB, Class B	19,376	32,412
	KNOW IT AB	11,631	152,305
	Lagercrantz Group AB, Class B	85,860	1,881,244

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Lifco AB, Class B	46,402	$1,594,465
	Lime Technologies AB	6,782	193,582
	Lindab International AB	28,206	592,953
	Logistea AB, Class B	38,748	62,566
	Loomis AB	18,478	766,767
*	Medcap AB	3,271	180,526
	Medicover AB, Class B	16,981	386,434
	MEKO AB	13,105	104,167
	Micro Systemation AB, Class B	5,726	42,765
	Midsona AB, Class B	13,356	14,776
	MIPS AB	5,300	164,968
*	Modern Times Group MTG AB, Class B	60,348	704,468
	Momentum Group AB	5,204	76,843
Ω	Munters Group AB	55,652	1,098,774
	Mycronic AB	61,708	1,420,401
*	NCAB Group AB	50,467	262,366
	NCC AB, Class B	44,361	1,135,941
	Nederman Holding AB	7,369	119,013
*	Neobo Fastigheter AB	24,965	52,473
*	Net Insight AB, Class B	46,248	11,299
#	New Wave Group AB, Class B	35,622	427,141
#	Nibe Industrier AB, Class B	155,070	594,039
	Nivika Fastigheter AB, Class B	9,301	46,010
#*	Nobia AB	107,702	46,764
	Nolato AB, Class B	24,244	158,449
#	Nordnet AB publ	62,336	2,016,762
*	Norion Bank AB	47,759	363,799
	Note AB	4,465	83,055
#	NP3 Fastigheter AB	10,674	316,787
	Nyfosa AB	37,828	300,720
	OEM International AB, Class B	45,371	647,988
*	Orexo AB	4,555	15,293
	Pandox AB	40,276	869,005
	Peab AB, Class B	57,607	575,765
	Platzer Fastigheter Holding AB, Class B	21,161	176,284
	RaySearch Laboratories AB	16,148	344,934
	Rejlers AB	6,037	123,586
	Rusta AB	17,884	164,421
	Rvrc Holding AB	49,049	376,857
#	Saab AB, Class B	27,844	2,172,469
	Sagax AB (SAGAA SS), Class A	309	6,789
#	Sagax AB (SAGAB SS), Class B	35,133	774,723
		Shares	Value»
SWEDEN — (Continued)
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	350,991	$193,296
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	18,499	22,534
	Sandvik AB	129,240	5,103,215
Ω	Scandic Hotels Group AB	91,538	914,716
*	Sdiptech AB, Class B	7,712	147,718
	Sectra AB, Class B	69,815	1,726,134
	Securitas AB, Class B	126,576	2,093,174
*Ω	Sinch AB	229,002	686,185
	SinterCast AB	1,838	20,053
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	327,012	7,028,934
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	80,897
	Skanska AB, Class B	71,874	2,182,970
	SKF AB (SKFA SS), Class A	2,962	78,424
	SKF AB (SKFB SS), Class B	49,068	1,282,966
#	SkiStar AB	27,008	508,405
	Solid Forsakring AB	5,045	52,166
*	Stendorren Fastigheter AB	4,794	105,400
	Stenhus Fastigheter I Norden AB	39,732	50,393
*	Stillfront Group AB	84,014	51,977
	Storskogen Group AB, Class B	572,768	695,398
	Svedbergs Group AB	12,363	91,756
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	65,542
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	95,228	1,192,342
#	Svenska Handelsbanken AB (SHBA SS), Class A	267,461	4,216,537
#	Svenska Handelsbanken AB (SHBB SS), Class B	6,334	166,011
	Sweco AB, Class B	80,123	1,327,407
	Swedbank AB, Class A	138,165	5,371,891
*	Swedish Logistic Property AB, Class B	17,170	80,814

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Swedish Orphan Biovitrum AB	49,382	$1,875,299
	Synsam AB	75,586	555,908
	Systemair AB	33,125	322,429
	Tele2 AB, Class B	243,542	4,480,813
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	45,200	488,160
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	6,510	70,760
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	401,321	4,346,372
	Telia Co. AB	519,083	2,371,409
Ω	Thule Group AB	29,701	711,567
	Trelleborg AB, Class B	20,576	832,633
	Troax Group AB	9,144	149,182
	Truecaller AB, Class B	77,461	134,131
	VBG Group AB, Class B	4,446	192,126
*	Vestum AB	15,230	13,810
*	Vimian Group AB	7,817	23,437
	Vitec Software Group AB, Class B	11,921	334,743
	Vitrolife AB	16,532	215,500
	Volati AB	7,227	77,255
	Volvo AB (VOLVA SS), Class A	48,000	1,743,992
	Volvo AB (VOLVB SS), Class B	335,482	12,190,542
#*	Volvo Car AB, Class B	144,322	481,618
	Wallenstam AB, Class B	147,862	673,374
	Wihlborgs Fastigheter AB	119,878	1,238,588
*	XANO Industri AB, Class B	2,801	28,420
#*	XSpray Pharma AB	2,616	7,159
TOTAL SWEDEN			170,866,781
SWITZERLAND — (8.3%)
	ABB Ltd.	257,472	22,167,830
	Accelleron Industries AG (ACLLY US), ADR	1,336	127,735
	Accelleron Industries AG (ACLN SW)	46,024	4,408,475
	Adecco Group AG	97,908	2,877,163
#	Alcon AG ALC US	51,496	4,170,146
	Allreal Holding AG	8,736	2,555,392
		Shares	Value»
SWITZERLAND — (Continued)
	ALSO Holding AG	3,802	$979,785
	APG SGA SA	611	166,735
	Arbonia AG	858	5,606
	Banque Cantonale de Geneve	7,319	263,245
#	Banque Cantonale Vaudoise	12,119	1,640,066
#	Belimo Holding AG	5,246	5,737,953
	Bellevue Group AG	1,028	15,063
	Berner Kantonalbank AG	2,673	1,115,473
	BKW AG	8,476	1,602,484
	Bossard Holding AG, Class A	2,376	466,940
	Bucher Industries AG	2,910	1,349,961
	Burckhardt Compression Holding AG	1,848	1,277,608
	Burkhalter Holding AG	2,811	510,862
	Bystronic AG	352	122,850
#	Calida Holding AG	727	11,426
*	Carlo Gavazzi Holding AG	142	29,256
	Cembra Money Bank AG	15,276	1,952,761
	Cham Swiss Properties AG	1,743	56,838
*	Cicor Technologies Ltd.	223	35,482
	Cie Financiere Tradition SA, Class BR	443	168,764
#	Clariant AG	75,101	694,880
#	Coltene Holding AG	840	59,975
	Daetwyler Holding AG, Class BR	986	201,521
	DKSH Holding AG	23,649	1,735,177
	dormakaba Holding AG	13,160	989,667
	DSM-Firmenich AG	17,566	1,385,141
	EFG International AG	46,629	1,191,602
	Emmi AG	816	826,689
	EMS-Chemie Holding AG	1,737	1,350,462
#*	Feintool International Holding AG	840	11,110
	Flughafen Zurich AG	8,362	2,597,080
	Forbo Holding AG	196	231,473
	Galderma Group AG	22,652	4,222,309
Ω	Galenica AG	35,154	4,394,164
	Geberit AG	12,147	9,275,330
	Georg Fischer AG	18,974	1,264,633
	Givaudan SA	2,064	7,978,366
	Glarner Kantonalbank	1,134	32,256
#	Helvetia Baloise Holding AG	42,878	10,874,747

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Hiag Immobilien Holding AG	801	$128,777
	Huber & Suhner AG	8,082	1,634,622
	Implenia AG	4,981	477,020
	Inficon Holding AG	4,862	769,414
	Interroll Holding AG	150	361,219
	Intershop Holding AG	2,180	472,420
	Investis Holding SA	1,724	345,287
	Julius Baer Group Ltd.	86,265	7,205,740
	Jungfraubahn Holding AG	1,536	605,291
	Kardex Holding AG	2,737	962,159
*	Komax Holding AG	387	33,527
	Kuehne & Nagel International AG	11,897	2,754,895
	Landis & Gyr Group AG	10,056	706,423
	Lastminute.com NV	3,748	69,215
	Liechtensteinische Landesbank AG	5,939	740,564
#	Logitech International SA (LOGI US)	10,148	871,104
	Logitech International SA (LOGN SW)	29,073	2,504,700
	Luzerner Kantonalbank AG	3,344	426,013
Ω	Medacta Group SA	3,168	677,858
Ω	Medmix AG	2,102	31,077
	Meier Tobler Group AG	2,096	98,619
#	Metall Zug AG, Class B	56	58,464
	Mikron Holding AG	1,314	29,357
	Mobilezone Holding AG	18,598	339,137
	Mobimo Holding AG	3,646	1,836,069
*Ω	Montana Aerospace AG	6,124	264,323
	Naturenergie Holding AG	4,815	203,421
	Novartis AG (NOVN SW)	13,040	1,934,742
	Novartis AG (NVS US), Sponsored ADR	337,133	50,124,934
#	Novavest Real Estate AG	964	50,261
	Orell Fuessli AG	246	38,201
	Partners Group Holding AG	6,332	8,633,960
*	Peach Property Group AG	2,272	17,056
	Phoenix Mecano AG	277	158,693
	Plazza AG, Class A	134	75,884
*Ω	PolyPeptide Group AG	1,208	42,701
		Shares	Value»
SWITZERLAND — (Continued)
	PSP Swiss Property AG	19,021	$3,817,877
#	Rieter Holding AG	20,670	88,964
	Roche Holding AG (RO SW), Class BR	5,281	2,440,462
	Roche Holding AG (ROG SW)	116,234	52,856,198
	Romande Energie Holding SA	3,252	179,956
	Sandoz Group AG (SDZ SW)	103,371	8,189,653
	Schindler Holding AG	4,589	1,687,749
	Schweiter Technologies AG	50	16,213
*Ω	Sensirion Holding AG	2,094	156,438
	SF Urban Properties AG	145	19,613
	SFS Group AG	5,511	809,093
	SGS SA	62,404	7,510,912
	Siegfried Holding AG	8,140	1,000,908
#	SIG Group AG	183,721	2,842,793
	Sika AG	42,089	8,076,478
*	Softwareone Holding AG SWON NO	13,175	135,893
	Softwareone Holding AG SWON SW	23,949	246,459
	Sonova Holding AG	18,671	5,109,940
	St. Galler Kantonalbank AG	1,220	937,688
#	Stadler Rail AG	17,707	453,651
	Straumann Holding AG	21,980	2,643,528
	Sulzer AG	8,243	1,776,095
	Sunrise Communications AG, Class A	27,234	1,545,703
#	Swatch Group AG (UHR SW), Class BR	10,557	2,490,793
	Swatch Group AG (UHRN SW)	19,757	936,055
#	Swiss Life Holding AG	9,539	10,460,014
	Swiss Prime Site AG	36,674	6,243,403
	Swiss Re AG	103,571	16,548,967
#	Swisscom AG	13,006	10,678,978
	Swissquote Group Holding SA	6,994	3,981,728
	Tecan Group AG	622	109,587
	Temenos AG	18,168	1,605,576
	TX Group AG	1,492	321,392
#*	UBS Group AG (UBS US)	52,577	2,479,030
	UBS Group AG (UBSG SW)	287,351	13,596,121
	Valiant Holding AG	6,872	1,379,511

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#	Varia U.S. Properties AG	767	$20,029
Ω	VAT Group AG	5,891	3,809,511
	Vaudoise Assurances Holding SA	433	412,417
	Vontobel Holding AG	16,069	1,384,922
	VP Bank AG, Class A	1,171	127,766
	VZ Holding AG	5,795	1,135,885
	V-ZUG Holding AG	600	30,925
	Walliser Kantonalbank	963	172,551
	Warteck Invest AG	38	96,761
#	Ypsomed Holding AG	1,282	507,371
	Zehnder Group AG	1,233	131,294
	Zug Estates Holding AG, Class B	135	406,799
	Zuger Kantonalbank, Class BR	52	631,792
	Zurich Insurance Group AG	19,902	14,158,716
TOTAL SWITZERLAND			385,215,786
UNITED KINGDOM — (12.2%)
	3i Group PLC	183,251	8,418,390
	4imprint Group PLC	11,905	666,997
	Aberdeen Group PLC	714,349	2,132,893
*	Accesso Technology Group PLC	1,111	4,292
	Admiral Group PLC	103,501	3,895,153
	Advanced Medical Solutions Group PLC	30,507	89,877
	AG Barr PLC	33,913	295,926
Ω	Airtel Africa PLC	434,917	1,896,251
	AJ Bell PLC	136,933	869,655
Ω	Alfa Financial Software Holdings PLC	68,516	202,297
	Antofagasta PLC	35,601	1,764,084
*	AO World PLC	118,657	175,710
	Ashmore Group PLC	30,370	98,534
	Ashtead Group PLC	77,699	5,002,238
	AstraZeneca PLC (AZN LN)	25,658	4,780,448
	AstraZeneca PLC (AZN US), Sponsored ADR	368,869	34,219,977
	Atalaya Mining Copper SA	43,021	602,595
*	Auction Technology Group PLC	2,188	9,257
Ω	Autotrader Group PLC	476,190	3,510,228
	Aviva PLC	584,887	5,098,955
	Avon Technologies PLC	1,703	41,027
		Shares	Value»
UNITED KINGDOM — (Continued)
	B&M European Value Retail SA	285,549	$689,372
	Babcock International Group PLC	225,580	4,447,632
	BAE Systems PLC	354,628	9,627,065
	Balfour Beatty PLC	188,688	1,847,692
	Barclays PLC (BARC LN)	1,252,014	8,356,027
	Barclays PLC (BCS US), Sponsored ADR	196,894	5,266,914
	Barratt Redrow PLC	594,963	3,168,018
	Beazley PLC	398,001	6,183,157
	Begbies Traynor Group PLC	34,007	55,012
	Bellway PLC	63,366	2,358,162
	Berkeley Group Holdings PLC	49,472	2,795,140
	Bloomsbury Publishing PLC	42,088	286,307
#*	boohoo Group PLC	332,375	113,463
	Brickability Group PLC	63,876	47,677
	Brooks Macdonald Group PLC	2,856	62,655
	BT Group PLC	2,133,328	5,607,496
	Bunzl PLC	113,857	3,192,899
*	Burberry Group PLC	173,797	2,625,886
	Burford Capital Ltd.	61,422	585,296
#	Bytes Technology Group PLC (BYIT LN)	90,756	418,504
	C&C Group PLC	92,730	138,705
*	Canal & SA	258,055	1,119,358
*	Capita PLC	13,141	68,011
	Capital Ltd.	44,729	80,921
*	Carclo PLC	19,854	15,114
	Card Factory PLC	82,928	77,126
	Castings PLC	3,885	14,603
	Central Asia Metals PLC	53,520	163,680
	Chemring Group PLC	78,841	538,985
	Chesnara PLC	88,613	370,866
	Clarkson PLC	11,351	651,723
*	Close Brothers Group PLC	83,764	581,478
Ω	CMC Markets PLC	34,131	152,486
	Coca-Cola HBC AG, Class DI	23,634	1,283,554
	Compass Group PLC	302,533	9,071,576
	Computacenter PLC	49,401	2,260,955
	Conduit Holdings Ltd.	33,335	175,405
Ω	Convatec Group PLC	419,916	1,324,549
	Costain Group PLC	106,443	257,808
	Crest Nicholson Holdings PLC	138,281	289,208
	Croda International PLC	27,386	1,023,403

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Currys PLC	737,423	$1,477,836
	CVS Group PLC	28,899	515,695
	DCC PLC	46,265	2,932,710
*	DFS Furniture PLC	66,002	178,474
	Diageo PLC (DEO US), Sponsored ADR	56,877	5,278,186
	Diageo PLC (DGE LN)	19,868	457,169
	Diploma PLC	40,010	2,914,794
	DiscoverIE Group PLC	24,389	210,017
	Domino's Pizza Group PLC	54,308	135,510
	dotdigital group PLC	28,075	28,465
	Dr. Martens PLC	69,786	64,336
	Drax Group PLC	225,933	2,787,778
	Dunelm Group PLC	52,688	665,447
#*	EKF Diagnostics Holdings PLC	91,050	30,694
	Elementis PLC	217,555	479,512
	Essentra PLC	58,257	80,260
	Everplay Group PLC	13,468	60,401
	Experian PLC	293,106	11,101,312
	FDM Group Holdings PLC	17,876	39,531
	Fevara PLC	9,982	18,508
	Firstgroup PLC	220,220	563,300
*	Flowtech Fluidpower PLC	100	76
	Foresight Group Holdings Ltd.	27,631	160,159
	Foxtons Group PLC	150,258	110,236
*	Frasers Group PLC	32,059	305,393
	Fresnillo PLC	97,883	4,820,401
*	Frontier Developments PLC	4,349	28,383
	Fuller Smith & Turner PLC, Class A	4,475	41,251
*Ω	Funding Circle Holdings PLC	43,359	96,619
	Future PLC	144	1,066
	FW Thorpe PLC	2,801	10,736
	Galliford Try Holdings PLC	34,108	244,833
	Games Workshop Group PLC	13,277	3,097,366
*	Gaming Realms PLC	126,894	69,279
	Gamma Communications PLC	21,827	271,873
	GB Group PLC	139,238	456,632
	Genuit Group PLC	70,728	322,021
*	Georgia Capital PLC	13,215	611,061
	Gooch & Housego PLC	6,576	62,694
	Goodwin PLC	155	53,424
		Shares	Value»
UNITED KINGDOM — (Continued)
	Grafton Group PLC, CDI	64,271	$821,756
	Grainger PLC	279,882	744,970
*	Greencore Group PLC	53,124	0
	Greencore Group PLC GNC LN	202,871	802,318
	Greggs PLC	21,008	462,243
*	Griffin Mining Ltd.	5,707	24,029
	GSK PLC (GSK LN)	333,670	8,629,255
#	GSK PLC (GSK US), Sponsored ADR	81,069	4,183,181
*	Gulf Marine Services PLC	55,690	17,327
*Ω	Gym Group PLC	36,369	84,401
	Haleon PLC (HLN LN)	915,972	4,790,441
#	Haleon PLC (HLN US), ADR	45,689	478,364
	Halfords Group PLC	77,447	159,275
	Halma PLC	61,637	2,993,622
	Harworth Group PLC	72,789	164,139
	Hays PLC	402,995	262,057
*	Headlam Group PLC	23,382	14,143
	Helical PLC	46,922	123,795
	Henry Boot PLC	43,597	115,684
	Hikma Pharmaceuticals PLC	23,273	488,183
	Hill & Smith PLC	39,930	1,220,141
	Hilton Food Group PLC	20,483	132,486
	Hiscox Ltd.	129,263	2,629,117
	Hochschild Mining PLC	190,661	1,720,630
	Hollywood Bowl Group PLC	50,982	181,161
Ω	Hostelworld Group PLC	39,268	63,045
	Howden Joinery Group PLC	278,689	3,192,636
	HSBC Holdings PLC (HSBA LN)	536,883	9,471,113
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	287,705	25,320,917
	Hunting PLC	109,130	663,952
Ω	Ibstock PLC	30,625	53,283
	ICG PLC	114,260	2,843,184
#	IDOX PLC	148,025	143,370
	IG Group Holdings PLC	119,986	2,225,986
	IMI PLC	114,629	4,328,666
	Inchcape PLC	203,781	2,278,763
	Informa PLC	394,405	4,759,612
	IntegraFin Holdings PLC	35,038	168,675

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Workplace Group PLC	132,983	$450,831
	Intertek Group PLC	39,524	2,424,704
	Investec PLC	111,666	927,300
*	IP Group PLC	417,811	339,315
	ITV PLC	1,061,118	1,183,087
	J D Wetherspoon PLC	24,023	220,295
	J Sainsbury PLC	810,697	3,552,241
*	James Fisher & Sons PLC	9,648	59,068
#	James Halstead PLC	42,786	80,817
	JD Sports Fashion PLC	871,655	975,493
#*	John Wood Group PLC	473,199	168,230
	Johnson Matthey PLC	95,524	3,089,042
	Jupiter Fund Management PLC	199,510	512,862
	Just Group PLC	670,745	1,987,204
	Kainos Group PLC	31,803	391,555
	Keller Group PLC	21,231	516,752
	Kier Group PLC	161,755	495,662
	Kingfisher PLC	717,173	3,305,014
	Kitwave Group PLC	22,866	92,770
	Knights Group Holdings PLC	6,242	16,825
	Lancashire Holdings Ltd.	113,747	960,632
	Legal & General Group PLC	1,441,997	5,235,624
	Lion Finance Group PLC	11,242	1,553,187
	Lloyds Banking Group PLC (LLOY LN)	9,915,718	14,806,191
	London Investment Group PLC	5,154	27,481
	LSL Property Services PLC	50,845	184,762
Ω	Luceco PLC	24,469	52,760
	M&C Saatchi PLC	14,575	25,661
	M&G PLC	1,304,539	5,530,262
	Macfarlane Group PLC	29,086	28,648
	Man Group PLC	294,898	1,064,405
	Marks & Spencer Group PLC	933,555	4,681,966
	Marshalls PLC	53,354	114,280
*	Marston's PLC	137,174	113,434
	McBride PLC	92,936	203,799
	Me Group International PLC	141,957	269,005
	Mears Group PLC	46,241	232,253
	Melrose Industries PLC	239,415	2,058,472
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Metro Bank Holdings PLC	30,646	$56,028
*	Mitchells & Butlers PLC	97,664	352,942
	MJ Gleeson PLC	9,659	51,163
	Mondi PLC	144,569	1,689,469
	MONY Group PLC	354,845	905,823
	Moonpig Group PLC	156,112	457,980
	Morgan Sindall Group PLC	28,698	1,941,202
	Mortgage Advice Bureau Holdings Ltd.	14,543	155,676
	National Grid PLC (NG LN)	192,772	3,275,110
	National Grid PLC (NGG US), Sponsored ADR	52,317	4,461,071
	NatWest Group PLC (NWG LN)	1,236,363	11,269,178
	NCC Group PLC	111,566	215,082
	Next 15 Group PLC	11,151	53,747
	Next PLC	29,404	5,338,557
	Nichols PLC	727	10,061
	Ninety One PLC	97,363	338,953
	Norcros PLC	9,229	44,827
*	Ocado Group PLC	141,962	425,443
Ω	On the Beach Group PLC	51,184	153,768
	OSB Group PLC	217,602	1,818,771
	Oxford Instruments PLC	5,233	181,085
	Pagegroup PLC	225,092	636,045
	Paragon Banking Group PLC	92,530	1,125,997
#	PayPoint PLC	31,492	229,146
	Pearson PLC (PSON LN)	176,687	2,323,955
	Pennon Group PLC	141,317	1,059,250
	Persimmon PLC	92,352	1,778,443
	Pets at Home Group PLC	126,436	354,104
	Phoenix Group Holdings PLC	252,684	2,561,123
	Playtech PLC	86,040	349,586
	Plus500 Ltd.	60,436	3,478,785
	Polar Capital Holdings PLC	49,054	395,945
	Pollen Street Group Ltd.	9,439	118,768
	Porvair PLC	5,022	58,236
	PPHE Hotel Group Ltd.	2,869	70,290
	Premier Foods PLC	261,806	677,529
	Prudential PLC (PRU LN)	166,690	2,737,924

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Prudential PLC (PUK US), ADR	162,492	$5,360,611
*	PureTech Health PLC (PRTC LN)	35,409	64,153
	PZ Cussons PLC	5,461	5,474
	QinetiQ Group PLC	157,582	1,085,647
Ω	Quilter PLC	683,313	1,818,937
	Rathbones Group PLC	14,997	453,936
	Reach PLC	232,900	204,379
	Reckitt Benckiser Group PLC	147,947	12,343,071
	Record PLC	47,908	38,054
	RELX PLC (REL LN)	28,808	1,021,302
#	RELX PLC (RELX US), Sponsored ADR	397,933	14,245,994
	RELX PLC (REN NA)	26,000	928,654
	Renew Holdings PLC	34,215	438,695
	Rentokil Initial PLC RTO LN	193,789	1,202,813
#	Rentokil Initial PLC RTO US, Sponsored ADR	17,513	551,835
	Rightmove PLC	634,492	4,295,134
	Rio Tinto PLC (RIO US), Sponsored ADR	2,867	260,983
*	RM PLC	462	663
	Robert Walters PLC	34,121	58,441
	Rolls-Royce Holdings PLC	1,212,577	20,270,619
	Rotork PLC	324,537	1,574,897
	RS Group PLC	144,320	1,325,227
	RWS Holdings PLC	26,397	30,427
	S&U PLC	2,061	66,786
#	S4 Capital PLC	78,706	28,438
Ω	Sabre Insurance Group PLC	32,167	57,251
	Sage Group PLC	368,221	4,828,556
	Savills PLC	54,499	804,312
	Schroders PLC	214,001	1,325,463
	Secure Trust Bank PLC	5,821	115,677
	Senior PLC	68,446	229,037
	Severfield PLC	82,415	30,755
	Severn Trent PLC	100,411	4,033,086
*	SIG PLC	206,768	27,604
	Smith & Nephew PLC (SN LN)	61,518	1,048,467
#	Smith & Nephew PLC (SNN US), Sponsored ADR	50,059	1,709,014
	Smiths Group PLC	79,771	2,739,481
	Smiths News PLC	118,807	110,841
	Softcat PLC	80,619	1,578,851
*	SolGold PLC	104,747	40,185
	Speedy Hire PLC	91,655	32,058
		Shares	Value»
UNITED KINGDOM — (Continued)
	Spirax Group PLC	12,940	$1,289,402
Ω	Spire Healthcare Group PLC	113,450	317,934
	SSE PLC	123,896	4,117,988
	SSP Group PLC	164,768	412,552
	St. James's Place PLC	514,006	10,735,181
	Standard Chartered PLC	310,131	7,935,145
	SThree PLC	49,156	128,903
	STV Group PLC	8,222	12,915
*	Synthomer PLC	42,492	31,056
	Tatton Asset Management PLC	10,566	98,548
	Taylor Wimpey PLC	1,326,584	1,939,413
#*	Team Internet Group PLC	36,315	24,381
	Telecom Plus PLC	53,796	982,768
	Tesco PLC	2,227,496	12,961,355
#*	THG PLC	201,582	102,777
	Topps Tiles PLC	40,190	23,205
	TP ICAP Group PLC	264,848	923,898
*Ω	Trainline PLC	247,497	693,619
	Travis Perkins PLC	115,896	992,076
	Treatt PLC	6,521	18,202
	Tribal Group PLC	2,667	2,572
	Trifast PLC	41,274	42,292
*	TT Electronics PLC	75,625	116,000
#	Unilever PLC UL US, ADR	370,724	25,342,693
	Unilever PLC ULVRL IX	28,864	1,963,600
	Unilever PLC UNA NA	51,218	3,486,720
	United Utilities Group PLC	245,118	4,197,778
*	Vanquis Banking Group PLC	29,661	48,404
	Vertu Motors PLC	143,701	123,787
	Vesuvius PLC	32,339	203,505
	Victorian Plumbing Group PLC	53,102	60,464
	Victrex PLC	13,316	119,663
*	Videndum PLC	19,343	3,260
*	Vistry Group PLC	78,044	711,161
	Volex PLC	39,131	236,051
	Volution Group PLC	59,081	517,085
	Vp PLC	4,543	33,540
	WAG Payment Solutions PLC	15,801	27,330
*Ω	Watches of Switzerland Group PLC	51,678	368,084
*	Watkin Jones PLC	37,892	15,089
	Weir Group PLC	50,360	2,224,337
	WH Smith PLC	51,198	472,883
	Whitbread PLC	27,543	1,028,136
	Wickes Group PLC	128,564	400,848

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Wilmington PLC	6,992	$28,566
*	Wise PLC, Class A	88,639	1,143,242
	WPP PLC (WPP LN)	8,377	34,750
#	WPP PLC (WPP US), Sponsored ADR	28,184	588,482
*	Xaar PLC	35,422	53,310
	XPS Pensions Group PLC	71,166	338,628
	Young & Co.'s Brewery PLC (YNGA LN), Class A	2,149	24,452
	Young & Co.'s Brewery PLC (YNGN LN)	1,593	12,956
	Zegona Communications PLC	31,377	676,624
	Zigup PLC	103,961	542,320
	Zotefoams PLC	14,752	83,971
TOTAL UNITED KINGDOM			563,190,690
UNITED STATES — (0.2%)
	International Paper Co.	60,474	2,423,019
#	Qiagen NV	59,164	3,165,459
	Royal Gold, Inc.	8,676	2,284,609
*	Sunococorp LLC	24,281	1,301,936
TOTAL UNITED STATES			9,175,023
TOTAL COMMON STOCKS			4,393,965,584
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 4.951%	11,307	1,166,266
#Ω	Dr. Ing hc F Porsche AG, 5.627%	11,431	556,265
	Draegerwerk AG & Co. KGaA, 2.296%	3,515	371,181
	Einhell Germany AG, 1.716%	1,437	149,771
		Shares	Value»

GERMANY — (Continued)
#	FUCHS SE, 3.204%	54,384	$2,350,850
	Henkel AG & Co. KGaA, 2.751%	35,192	3,091,684
	Jungheinrich AG, 2.208%	21,609	929,937
	Porsche Automobil Holding SE, 5.285%	44,541	1,905,707
#	Sartorius AG, 0.314%	5,542	1,548,950
	Sixt SE, 5.075%	10,220	644,370
	STO SE & Co. KGaA, 2.829%	1,373	192,474
	Villeroy & Boch AG, 5.099%	866	18,473
	Volkswagen AG, 6.202%	42,890	5,202,772
TOTAL GERMANY			18,128,700
RIGHTS/WARRANTS — (0.0%)
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
TOTAL RIGHTS/WARRANTS			0
TOTAL INVESTMENT SECURITIES (Cost $2,527,366,078)			4,412,094,284

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	17,868,470	206,684,595
TOTAL INVESTMENTS — (100.0%)
(Cost $2,734,050,424)^^			$4,618,778,879

International Sustainability Core 1 Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $84,110,380 or 1.8% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$495,527	$224,601,013	$7,271	$225,103,811
Austria	—	22,734,562	—	22,734,562
Belgium	3,553,634	37,238,674	—	40,792,308
Canada	501,583,530	52,684	2,196	501,638,410
China	830,670	—	—	830,670
Denmark	—	124,121,100	—	124,121,100
Finland	531,363	93,106,166	—	93,637,529
France	—	354,615,409	—	354,615,409
Germany	2,191,711	305,381,042	—	307,572,753
Hong Kong	—	41,589,168	2,115	41,591,283
Ireland	—	25,478,565	—	25,478,565
Israel	4,981,872	44,474,493	—	49,456,365
Italy	7,205,590	119,494,485	—	126,700,075
Japan	1,393,252	841,832,284	—	843,225,536
Netherlands	102,344,534	157,141,609	—	259,486,143
New Zealand	24,878	11,989,214	—	12,014,092
Norway	222,604	34,818,632	—	35,041,236
Portugal	—	12,446,590	—	12,446,590
Singapore	—	41,585,154	—	41,585,154
Spain	1,830,261	145,611,130	4,322	147,445,713
Sweden	571,699	170,295,082	—	170,866,781
Switzerland	57,772,949	327,442,837	—	385,215,786
United Kingdom	127,268,222	435,922,468	—	563,190,690
United States	5,947,679	3,227,344	—	9,175,023
Preferred Stocks
Germany	—	18,128,700	—	18,128,700
Rights/Warrants
Canada	—	—	—	—
Italy	—	—	—	—
Securities Lending Collateral	—	206,684,595	—	206,684,595
Total Investments in Securities	$818,749,975	$3,800,013,000	$15,904˂˃	$4,618,778,879

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (95.1%)
AUSTRALIA — (5.6%)
*	29Metals Ltd.	207,383	$68,326
#	Accent Group Ltd.	92,668	59,514
	Acrow Ltd.	69,995	50,064
	Adairs Ltd.	57,711	70,076
*	Aeris Resources Ltd.	170,950	71,836
*	AIC Mines Ltd.	149,558	65,406
#*	Alkane Resources Ltd.	259,579	274,798
	ALS Ltd.	82,978	1,414,897
	Amotiv Ltd.	30,547	178,210
	AMP Ltd.	618,422	723,996
*	Amplitude Energy Ltd.	73,804	160,327
#	Ampol Ltd.	27,715	556,814
	Ansell Ltd.	32,930	746,594
	ANZ Group Holdings Ltd.	126,931	3,229,167
	APA Group	121,254	746,499
*	Arafura Rare Earths Ltd. (ARU AU)	445,622	69,945
	ARB Corp. Ltd.	16,837	301,112
	Ardea Resources Ltd.	22,322	10,811
	ARN Media Ltd.	64,154	16,543
	ASX Ltd.	7,138	284,124
	Atlas Arteria Ltd.	90,394	311,957
#*	Aura Energy Ltd.	76,212	12,737
*	Aurelia Metals Ltd.	350,775	74,314
	Aurizon Holdings Ltd.	443,797	1,135,221
	Aussie Broadband Ltd.	50,063	157,063
	Australian Clinical Labs Ltd.	45,639	86,533
	Australian Ethical Investment Ltd.	22,186	70,585
	Australian Finance Group Ltd.	46,965	67,153
	Autosports Group Ltd.	4,659	12,349
*	Baby Bunting Group Ltd.	26,082	43,377
	Bank of Queensland Ltd.	147,246	693,508
*	BCI Minerals Ltd.	76,114	22,053
#	Beacon Lighting Group Ltd.	12,610	21,873
*	Beetaloo Energy Australia Ltd.	43,309	7,702
	Bega Cheese Ltd.	75,045	317,647
	Bell Financial Group Ltd.	31,306	28,470
*	Bellevue Gold Ltd.	248,755	291,708
	Bendigo & Adelaide Bank Ltd.	126,134	960,485
		Shares	Value»
AUSTRALIA — (Continued)
	Bisalloy Steel Group Ltd.	3,971	$15,528
#*	Black Cat Syndicate Ltd. (BC8 AU)	49,717	46,176
	BlueScope Steel Ltd.	84,768	1,769,198
#*	Boss Energy Ltd.	91,110	120,706
	Brambles Ltd.	132,503	2,056,805
#	Bravura Solutions Ltd.	64,933	92,123
#	Breville Group Ltd.	19,638	437,592
*	Calix Ltd.	12,101	10,720
*	Capricorn Metals Ltd.	101,609	951,712
	CAR Group Ltd.	10,611	203,041
#*	Catalyst Metals Ltd.	40,349	228,838
#*	Catapult Sports Ltd.	10,765	26,107
	Cedar Woods Properties Ltd.	21,754	122,623
	Challenger Ltd.	141,225	899,524
	Champion Iron Ltd.	93,634	378,180
*	Chrysos Corp. Ltd.	6,108	33,610
	Civmec Australia Ltd.	38,500	41,697
	Cleanaway Waste Management Ltd.	534,077	915,431
*	ClearView Wealth Ltd.	59,594	21,473
	Cochlear Ltd.	3,841	715,937
	Codan Ltd.	29,559	778,342
#	COG Financial Services Ltd.	13,514	16,515
	Cogstate Ltd.	10,170	15,246
	Coles Group Ltd.	108,303	1,600,160
	Collins Foods Ltd.	32,032	237,705
	Commonwealth Bank of Australia	37,061	3,836,586
	Computershare Ltd.	40,286	914,918
*	Core Lithium Ltd.	446,950	71,581
	Credit Corp. Group Ltd.	12,950	127,202
	Dalrymple Bay Infrastructure Ltd.	69,022	233,488
	Data#3 Ltd.	35,101	237,759
#*	Deep Yellow Ltd.	165,295	322,785
#*	Develop Global Ltd.	45,855	164,744
	Dicker Data Ltd.	26,732	186,388
#	Domino's Pizza Enterprises Ltd.	5,126	81,196
	Downer EDI Ltd.	179,653	1,001,858
*	DUG Technology Ltd.	9,469	12,359
	Duratec Ltd.	16,629	24,934
	Dyno Nobel Ltd.	442,695	1,078,179
	Eagers Automotive Ltd.	36,826	683,624
*††	Elanor Investor Group	20,923	2,244
#	Elders Ltd.	42,508	217,757

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
#*	Elevra Lithium Ltd., ADR	221	$9,784
*	Emeco Holdings Ltd.	92,682	84,730
*	Emerald Resources NL	116,059	545,647
#*	EML Payments Ltd.	83,082	47,375
	Energy One Ltd.	2,377	27,519
	EQT Holdings Ltd.	4,931	84,123
	Euroz Hartleys Group Ltd.	26,027	22,477
	Evolution Mining Ltd.	418,323	4,017,251
	EVT Ltd.	24,507	212,181
	Fenix Resources Ltd.	123,836	37,693
#	Fiducian Group Ltd.	2,459	18,426
††	Firefinch Ltd.	64,123	1,674
	FleetPartners Group Ltd.	80,526	160,047
	Fleetwood Ltd.	27,378	52,968
#	Flight Centre Travel Group Ltd.	33,902	380,220
	Fortescue Ltd.	130,830	1,894,532
#	G8 Education Ltd.	293,389	136,318
	Galan Lithium Ltd.	18,224	4,759
#*	Galan Lithium Ltd. GLN AU	213,966	55,678
#	Generation Development Group Ltd.	40,536	150,778
*	Genesis Minerals Ltd.	116,932	577,409
	GR Engineering Services Ltd.	18,851	56,743
	GrainCorp Ltd., Class A	60,232	302,030
*	Grange Resources Ltd.	182,933	32,746
#*	Greatland Resources Ltd.	43,688	358,872
	GWA Group Ltd.	51,755	95,749
	Hansen Technologies Ltd.	40,406	139,538
	Harvey Norman Holdings Ltd.	187,170	841,088
*	Hastings Technology Metals Ltd.	36,104	12,714
	Healius Ltd.	69,438	43,468
	Helia Group Ltd.	115,071	465,292
	Horizon Oil Ltd.	274,967	42,910
*	Hot Chili Ltd.	12,678	16,902
	HUB24 Ltd.	9,923	695,266
#	IDP Education Ltd.	12,883	56,063
*	IGO Ltd.	114,495	654,480
	Iluka Resources Ltd.	111,678	409,287
	Imdex Ltd.	127,237	328,887
*	Immutep Ltd. (IMM AU)	157,524	43,362
	Inghams Group Ltd.	91,088	158,320
*	Insignia Financial Ltd.	146,460	473,220
		Shares	Value»
AUSTRALIA — (Continued)
	Insurance Australia Group Ltd.	369,883	$1,950,077
#	Integral Diagnostics Ltd.	70,158	127,491
*	Invictus Energy Ltd.	152,361	5,335
#*	ioneer Ltd.	87,398	9,078
#	IPD Group Ltd.	5,381	16,466
#	IPH Ltd.	49,353	128,061
	IRESS Ltd.	36,182	203,705
	IVE Group Ltd.	30,663	64,225
*	James Hardie Industries PLC (JHX AU), CDI	32,811	747,662
	JB Hi-Fi Ltd.	16,235	914,689
*	Judo Capital Holdings Ltd.	193,131	243,380
	Jupiter Mines Ltd.	373,976	70,845
#*	Kelly Partners Group Holdings Ltd.	2,398	11,093
	Kelsian Group Ltd.	41,745	113,371
*	Kingsgate Consolidated Ltd.	36,674	160,025
	Korvest Ltd.	1,524	16,225
	L1 Group Ltd.	31,022	26,429
*	Lake Resources NL	27,313	1,721
	Lendlease Corp. Ltd.	126,366	422,885
*††	Leo Lithium Ltd.	45,802	0
#*	Lifestyle Communities Ltd.	14,952	57,392
	Lindsay Australia Ltd.	43,558	20,192
*	Lotus Resources Ltd.	25,464	53,043
	Lovisa Holdings Ltd.	18,314	392,805
	Lycopodium Ltd.	5,847	63,863
*	Lynas Rare Earths Ltd.	63,076	634,931
	MA Financial Group Ltd.	11,629	83,819
#	Maas Group Holdings Ltd.	18,342	69,337
	Macmahon Holdings Ltd.	376,281	169,864
	Macquarie Group Ltd.	9,436	1,384,867
#*	Macquarie Technology Group Ltd.	2,375	115,492
#	Mader Group Ltd.	4,576	26,132
	Magellan Financial Group Ltd.	37,553	227,022
	McMillan Shakespeare Ltd.	17,072	202,390
	Medibank Pvt Ltd.	220,296	706,856
*	Megaport Ltd.	27,875	222,596
#*	Mesoblast Ltd. (MSB AU)	118,754	208,306
*	Metals X Ltd.	215,807	192,629
#*	MGX Resources Ltd.	173,579	58,840
#*	Mineral Resources Ltd.	17,676	695,293

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
*	Mithril Silver & Gold Ltd.	29,908	$10,029
	Monadelphous Group Ltd.	22,768	489,882
#	Monash IVF Group Ltd.	93,983	45,956
	MotorCycle Holdings Ltd.	8,986	17,295
*	Myer Holdings Ltd.	207,409	62,602
	MyState Ltd.	37,199	115,946
#*	Nanosonics Ltd.	4,998	13,496
	National Australia Bank Ltd.	158,923	4,773,953
	Navigator Global Investments Ltd.	102,648	226,046
	Netwealth Group Ltd.	24,319	412,057
#*	Neuren Pharmaceuticals Ltd.	5,515	63,858
#*	NEXTDC Ltd.	92,215	852,021
	nib holdings Ltd.	114,540	534,240
#	Nick Scali Ltd.	20,475	347,805
	Nine Entertainment Co. Holdings Ltd.	283,777	225,038
	Northern Star Resources Ltd.	168,074	3,089,755
*	Nufarm Ltd.	47,228	77,121
*	Nuix Ltd.	34,737	41,571
	Objective Corp. Ltd.	6,589	68,965
*	Omni Bridgeway Ltd.	27,912	29,980
	oOh!media Ltd.	145,841	126,428
#*	Ora Banda Mining Ltd.	302,258	253,350
	Orica Ltd.	97,216	1,731,825
	Orora Ltd.	307,132	436,129
	Pacific Current Group Ltd.	12,386	85,234
*	Pantoro Gold Ltd.	64,054	212,501
	Peet Ltd.	95,638	133,623
	Pepper Money Ltd.	7,596	10,331
	Perenti Ltd.	251,150	483,491
	Perpetual Ltd.	23,086	289,093
*	PEXA Group Ltd.	32,471	310,455
#	Pinnacle Investment Management Group Ltd.	1,962	23,009
*	PLS Group Ltd.	230,445	676,167
	Praemium Ltd.	43,406	22,788
	Premier Investments Ltd.	14,182	131,359
	Pro Medicus Ltd.	7,858	1,004,592
#	Propel Funeral Partners Ltd.	13,803	47,297
#	PWR Holdings Ltd.	15,753	101,795
	Qantas Airways Ltd.	59,151	413,562
	QBE Insurance Group Ltd.	244,228	3,347,334
	Qube Holdings Ltd.	274,185	906,885
		Shares	Value»
AUSTRALIA — (Continued)
	Ramelius Resources Ltd.	340,782	$1,049,545
	REA Group Ltd.	3,895	512,129
*	ReadyTech Holdings Ltd.	4,640	8,151
#	Redox Ltd.	29,349	64,524
#	Reece Ltd.	11,636	119,106
	Regal Partners Ltd.	26,486	57,829
	Regis Healthcare Ltd.	36,443	170,865
	Regis Resources Ltd.	256,312	1,335,963
	Reliance Worldwide Corp. Ltd.	165,132	429,106
*	Renascor Resources Ltd.	159,877	9,436
*	Resolute Mining Ltd.	684,974	613,614
	Ricegrowers Ltd.	6,614	74,775
	Ridley Corp. Ltd.	93,481	162,274
#	Rio Tinto Ltd.	38,117	3,971,211
*	RPMGlobal Holdings Ltd.	30,765	106,536
*	Sandfire Resources Ltd.	157,817	2,141,424
*	Saturn Metals Ltd.	48,426	16,290
	SEEK Ltd.	27,453	398,740
#*	Select Harvests Ltd.	35,228	108,620
	Servcorp Ltd.	19,474	104,649
	Service Stream Ltd.	178,284	282,564
	SGH Ltd.	29,156	934,392
	Shaver Shop Group Ltd.	27,345	28,561
	Sigma Healthcare Ltd.	449,343	962,871
*	Silver Mines Ltd.	127,598	21,192
	Sims Ltd. (SGM AU)	45,692	639,741
*	SiteMinder Ltd.	37,614	131,937
	SmartGroup Corp. Ltd.	34,709	203,559
	Solvar Ltd.	41,788	54,134
	Sonic Healthcare Ltd.	40,804	652,530
	Southern Cross Electrical Engineering Ltd.	71,652	127,253
#	Southern Cross Media Group Ltd.	72,250	32,278
*††	SpeedCast International Ltd.	76,667	0
	SRG Global Ltd.	246,151	516,173
#*	St Barbara Ltd.	287,345	140,808
	Steadfast Group Ltd.	192,640	697,644
*	Strickland Metals Ltd.	75,758	9,875
	Suncorp Group Ltd.	121,240	1,427,229
	Super Retail Group Ltd.	45,712	466,457
*	Superloop Ltd.	116,123	185,030
#	Supply Network Ltd.	1,210	30,892
*	Syrah Resources Ltd.	170,880	27,522
	Technology One Ltd.	52,874	923,116

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Telstra Group Ltd. (TLS AU)	338,668	$1,150,555
*	Temple & Webster Group Ltd.	2,199	18,290
*	Titan Minerals Ltd.	31,408	21,558
#	TPG Telecom Ltd.	78,196	210,939
	Transurban Group	116,530	1,127,168
	Tribune Resources Ltd.	2,976	14,434
*	Tuas Ltd.	15,134	74,852
#*	Tyro Payments Ltd.	127,160	83,940
*	Vault Minerals Ltd.	280,726	1,074,275
	Ventia Services Group Pty. Ltd.	231,378	926,660
Ω	Viva Energy Group Ltd.	223,958	280,360
#*	Vulcan Energy Resources Ltd.	38,810	106,409
	Vulcan Steel Ltd.	7,219	34,754
*	Vysarn Ltd.	10,027	5,595
	Wagners Holding Co. Ltd.	9,722	24,235
*	WEB Travel Group Ltd.	41,618	133,176
#	Webjet Group Ltd.	41,618	23,231
	Wesfarmers Ltd.	52,128	3,007,086
*	West African Resources Ltd.	465,998	1,129,067
	Westgold Resources Ltd.	246,016	1,168,393
	Westpac Banking Corp.	124,431	3,343,348
#*	Wildcat Resources Ltd.	240,406	60,063
#	WiseTech Global Ltd.	6,792	272,132
	Woolworths Group Ltd.	57,381	1,231,418
	Worley Ltd.	69,623	647,599
*	Xero Ltd.	9,404	612,871
#	XRF Scientific Ltd.	15,051	22,754
*	Zip Co. Ltd.	76,741	141,576
TOTAL AUSTRALIA			118,055,490
AUSTRIA — (0.8%)
	Agrana Beteiligungs AG	2,470	33,417
	ANDRITZ AG	16,089	1,392,091
*	AT&S Austria Technologie & Systemtechnik AG	7,195	323,462
Ω	BAWAG Group AG	16,971	2,760,771
	CA Immobilien Anlagen AG	4,589	136,935
*	CPI Europe AG	4,484	82,712
	Erste Group Bank AG	21,714	2,823,013
*	Eurotelesites AG	12,379	62,315
	EVN AG	10,282	346,448
		Shares	Value»
AUSTRIA — (Continued)
*	FACC AG	3,544	$47,441
*	Immofinanz AG (IIA AV)	11,636	0
	Mayr Melnhof Karton AG	831	94,182
#	Oesterreichische Post AG	6,530	254,663
	OMV AG	39,711	2,359,140
	Palfinger AG	3,933	169,001
	Porr AG	5,057	207,984
	Raiffeisen Bank International AG	13,015	656,027
#	SBO AG	2,222	83,480
	Semperit AG Holding	1,531	22,794
	Strabag SE (STR AV), Class BR	3,227	334,159
	Telekom Austria AG	30,306	321,842
*	UBM Development AG	1,080	25,627
	UNIQA Insurance Group AG	23,674	438,844
	Verbund AG	3,211	235,609
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	755,149
	voestalpine AG	29,477	1,399,730
	Wienerberger AG	29,083	961,325
	Zumtobel Group AG	3,541	15,016
TOTAL AUSTRIA			16,343,177
BELGIUM — (1.0%)
	Ackermans & van Haaren NV	7,101	2,100,960
	Ageas SA	40,170	2,853,290
*	AGFA-Gevaert NV	41,313	24,455
*	Argenx SE (ARGX US), ADR	758	637,099
	Azelis Group NV	6,023	59,643
	Barco NV	19,688	270,275
	Bekaert SA	9,714	476,538
*	bpost SA	12,946	33,407
	Cie d'Entreprises CFE	2,314	25,108
	Colruyt Group NV	9,223	353,423
	Deceuninck NV	27,264	74,524
	Deme Group NV	1,650	328,911
	D'ieteren Group	4,153	945,964
	Econocom Group SA NV	24,500	50,862
	Elia Group SA	5,398	781,526
	EVS Broadcast Equipment SA	3,291	141,786
	Fagron	16,541	434,852
	Gimv NV	7,710	416,370
*	Immobel SA	102	2,924

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	Ion Beam Applications	2,271	$40,776
	Jensen-Group NV	968	72,285
	KBC Group NV	24,760	3,489,068
	Kinepolis Group NV	2,405	76,171
	Lotus Bakeries NV	97	1,143,596
	Melexis NV	5,094	385,095
#*	Ontex Group NV	16,508	96,010
*	Orange Belgium SA	1,489	33,961
	Proximus SADP	38,815	354,143
	Recticel SA	8,658	104,765
	Sipef NV	1,212	120,774
	Solvay SA	13,816	406,745
	Syensqo SA	15,897	1,337,951
	Tessenderlo Group SA	6,484	210,311
	UCB SA	10,963	3,340,705
	Umicore SA	19,481	463,108
	Van de Velde NV	1,505	54,043
	VGP NV	3,480	426,768
	Viohalco SA	717	10,994
TOTAL BELGIUM			22,179,186
CANADA — (12.0%)
*	5N Plus, Inc.	25,189	445,453
#	Acadian Timber Corp.	3,200	37,860
*	ACT Energy Technologies Ltd.	4,329	18,406
	ADENTRA, Inc.	5,075	134,921
	Aecon Group, Inc.	15,990	414,532
	AG Growth International, Inc.	2,276	48,574
	AGF Management Ltd., Class B	15,987	213,097
	Agnico Eagle Mines Ltd. (AEM CN)	14,836	2,820,218
	Agnico Eagle Mines Ltd. (AEM US)	18,919	3,604,070
*	Aimia, Inc.	12,550	27,650
#*	Air Canada	39,621	548,493
	Alamos Gold, Inc. (AGI CN), Class A	34,615	1,282,762
	Alamos Gold, Inc. (AGI US), Class A	45,229	1,668,933
	Algoma Central Corp.	900	12,816
	Algonquin Power & Utilities Corp. (AQN CN)	8,904	58,460
	Algonquin Power & Utilities Corp. (AQN US)	90,700	594,085
	Alimentation Couche-Tard, Inc.	40,418	2,102,751
*	Alithya Group, Inc., Class A	8,400	10,919
*	Allied Gold Corp.	26,384	830,230
	AltaGas Ltd.	75,822	2,286,938
		Shares	Value»
CANADA — (Continued)
	Altus Group Ltd.	4,016	$136,261
	Amerigo Resources Ltd.	45,106	184,181
*	Aritzia, Inc.	24,926	1,964,754
	Atco Ltd., Class I	11,767	510,899
	AtkinsRealis Group, Inc.	22,030	1,546,056
*	ATS Corp. (ATS CN)	8,165	232,061
*	ATS Corp. (ATS US)	1,733	49,321
*	AutoCanada, Inc.	4,621	94,548
	B2Gold Corp. (BTG US)	114,500	561,050
	B2Gold Corp. (BTO CN)	214,589	1,044,851
	Badger Infrastructure Solutions Ltd.	9,586	542,009
#*	Ballard Power Systems, Inc. (BLDP US)	19,300	44,969
	Bank of Montreal (BMO CN)	3,856	524,942
	Bank of Montreal (BMO US)	34,435	4,688,325
#	Bank of Nova Scotia (BNS CN)	17,678	1,321,647
	Bank of Nova Scotia (BNS US)	33,442	2,498,786
#	BCE, Inc. (BCE CN)	548	14,166
	Bird Construction, Inc.	19,030	421,507
#*	Bitfarms Ltd. BITF US	88,500	207,090
	Black Diamond Group Ltd.	15,142	183,486
#*	BlackBerry Ltd. BB US	47,398	169,211
	BMTC Group, Inc.	3,210	30,458
*	Bombardier, Inc. (BBD/A CN), Class A	256	43,994
*	Bombardier, Inc. (BBD/B CN), Class B	8,794	1,502,247
*	Bonterra Energy Corp.	300	1,095
	Boralex, Inc., Class A	18,796	348,547
	Boyd Group, Inc.	4,698	769,987
	Brookfield Corp. (BN US)	24,039	1,094,976
#	Brookfield Infrastructure Corp. BIPC CN, Class A	14,515	694,170
	Brookfield Infrastructure Corp. BIPC US, Class A	3,500	167,475
#	Brookfield Renewable Corp.	12,800	532,992

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Brookfield Wealth Solutions Ltd.	1,805	$82,362
	BRP, Inc. (DOO CN)	5,068	382,505
	BRP, Inc. (DOOO US)	2,555	192,570
*	Calfrac Well Services Ltd.	12,400	45,442
	Calian Group Ltd.	2,900	143,568
	Cameco Corp. (CCJ US)	5,587	689,380
	Canaccord Genuity Group, Inc.	29,719	258,853
*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	55,967
#*	Canada Goose Holdings, Inc. (GOOS US)	5,800	70,528
	Canada Packers, Inc.	4,117	48,286
	Canadian Imperial Bank of Commerce (CM CN)	27,286	2,521,698
	Canadian Imperial Bank of Commerce (CM US)	38,928	3,596,558
	Canadian National Railway Co. (CNI US)	25,983	2,500,084
	Canadian National Railway Co. (CNR CN)	99	9,524
	Canadian Pacific Kansas City Ltd. (CP CN)	534	39,696
	Canadian Pacific Kansas City Ltd. (CP US)	23,557	1,751,227
#	Canadian Tire Corp. Ltd., Class A	14,115	1,736,529
	Canadian Utilities Ltd., Class A	20,541	664,812
*	Canfor Corp.	18,632	196,220
*	Capstone Copper Corp.	160,775	1,781,732
	Cascades, Inc.	28,823	270,735
*	Cavvy Energy Ltd.	22,500	14,706
	CCL Industries, Inc., Class B	30,141	1,816,451
*	Celestica, Inc. (CLS US)	24,350	6,842,107
	Centerra Gold, Inc.	69,003	1,155,920
	CES Energy Solutions Corp.	73,300	764,411
	CGI, Inc. (GIB US)	12,994	1,114,625
	CGI, Inc. (GIBA CN)	6,491	556,310
*	Cineplex, Inc.	9,096	64,396
		Shares	Value»
CANADA — (Continued)
*	Cipher Pharmaceuticals, Inc.	3,000	$32,233
	Cogeco Communications, Inc.	4,167	200,845
	Cogeco, Inc.	1,876	92,006
	Colliers International Group, Inc. (CIGI CN)	820	112,047
	Colliers International Group, Inc. (CIGI US)	6,805	930,244
	Computer Modelling Group Ltd.	8,295	29,424
*	Condor Energies, Inc.	3,200	4,606
	Constellation Software, Inc.	1,052	1,941,493
*	D2L, Inc.	1,800	14,369
*	D-BOX Technologies, Inc.	23,500	14,152
	Definity Financial Corp.	24,039	1,176,484
*	Descartes Systems Group, Inc. (DSGX US)	4,755	355,484
	Dexterra Group, Inc.	13,572	128,877
	Dollarama, Inc.	24,451	3,295,089
	Doman Building Materials Group Ltd.	28,370	200,225
	Dominion Lending Centres, Inc.	4,300	29,116
	DPM Metals, Inc.	83,885	2,926,873
	DREAM Unlimited Corp., Class A	9,274	133,554
	Dye & Durham Ltd.	4,990	15,282
	Dynacor Group, Inc.	9,100	40,767
	ECN Capital Corp.	7,800	17,357
	E-L Financial Corp. Ltd.	30,000	382,257
#*	Eldorado Gold Corp. (EGO US)	28,305	1,214,833
*	Eldorado Gold Corp. (ELD CN)	36,906	1,583,417
*	Electrovaya, Inc.	5,954	64,482
	Element Fleet Management Corp.	103,182	2,614,313
	Empire Co. Ltd., Class A	33,735	1,101,996
	Enbridge, Inc. (ENB CN)	23,766	1,160,168
	Enbridge, Inc. (ENB US)	33,548	1,638,484
	Endeavour Mining PLC	50,601	2,762,580

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Enerflex Ltd. (EFX CN)	8,801	$161,522
	Enerflex Ltd. (EFXT US)	25,143	461,626
*	Ensign Energy Services, Inc.	26,717	61,806
	EQB, Inc.	9,000	701,876
*	Equinox Gold Corp. (EQX CN)	11,142	159,399
*	Equinox Gold Corp. (EQX US)	84,742	1,211,811
*	ERO Copper Corp. (ERO CN)	11,587	388,715
*	ERO Copper Corp. (ERO US)	13,015	436,133
	Evertz Technologies Ltd.	6,506	69,090
#	Exchange Income Corp.	6,358	443,587
	Exco Technologies Ltd.	4,001	20,539
	Extendicare, Inc.	21,418	364,766
	Fairfax Financial Holdings Ltd.	1,003	1,655,250
#	Fiera Capital Corp.	20,325	88,665
	Finning International, Inc.	38,030	2,384,887
*	Firan Technology Group Corp.	3,300	35,359
#	Firm Capital Mortgage Investment Corp.	9,400	83,117
#	First Majestic Silver Corp. (AG US)	48,113	1,002,675
*	First Quantum Minerals Ltd.	117,105	3,310,229
	FirstService Corp. (FSV CN)	1,700	263,380
	FirstService Corp. (FSV US)	3,742	580,983
*	Foraco International SA	16,800	35,780
*	Foran Mining Corp.	35,900	173,746
#	Fortis, Inc. (FTS CN)	23,005	1,226,573
*	Fortuna Mining Corp. (FSM US)	48,975	478,976
*	Fortuna Mining Corp. (FVI CN)	36,107	353,209
*	Fury Gold Mines Ltd.	10,000	7,417
*	Galiano Gold, Inc. GAU CN	24,802	65,209
*	GDI Integrated Facility Services, Inc.	600	16,026
	George Weston Ltd.	20,667	1,441,446
	GFL Environmental, Inc.	8,702	373,751
	Gibson Energy, Inc.	42,524	837,270
		Shares	Value»
CANADA — (Continued)
#	Gildan Activewear, Inc. (GIL CN)	2,100	$136,443
	Gildan Activewear, Inc. (GIL US)	34,643	2,251,102
	goeasy Ltd.	3,750	344,582
*	GoGold Resources, Inc.	39,468	92,464
	Great-West Lifeco, Inc.	14,725	689,290
*	Greenfire Resources Ltd.	5,000	27,250
	Guardian Capital Group Ltd., Class A	5,228	258,703
*	Haivision Systems, Inc.	5,100	31,499
	Hammond Power Solutions, Inc.	2,300	303,300
	High Liner Foods, Inc.	5,650	64,315
	Hudbay Minerals, Inc. (HBM CN)	57,861	1,370,400
	Hudbay Minerals, Inc. (HBM US)	58,799	1,392,360
Ω	Hydro One Ltd.	18,600	735,312
	iA Financial Corp., Inc.	24,300	2,985,814
*	IAMGOLD Corp. (IAG US)	47,139	856,987
*	IAMGOLD Corp. (IMG CN)	123,812	2,246,829
	IGM Financial, Inc.	17,564	849,532
	Information Services Corp.	3,800	121,676
	Intact Financial Corp.	16,854	3,068,538
*	Interfor Corp.	10,938	81,695
*	IsoEnergy Ltd.	3,684	43,029
#*	Ivanhoe Mines Ltd., Class A	13,175	166,617
Ω	Jamieson Wellness, Inc.	5,532	140,773
*	Journey Energy, Inc.	10,900	27,937
*	K92 Mining, Inc.	71,753	1,346,900
	K-Bro Linen, Inc.	3,554	89,056
	Keyera Corp.	60,078	2,034,441
*	Kinaxis, Inc.	642	64,829
	Kinross Gold Corp. (K CN)	304,121	9,577,137
	Kinross Gold Corp. (KGC US)	9,617	303,513
*	Knight Therapeutics, Inc.	23,222	98,915
	KP Tissue, Inc.	3,500	25,961
	Labrador Iron Ore Royalty Corp.	16,209	351,404
*	Laramide Resources Ltd.	28,500	17,582

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Lassonde Industries, Inc., Class A	600	$97,382
	Laurentian Bank of Canada	751	22,061
	Leon's Furniture Ltd.	8,006	161,807
*	Lightspeed Commerce, Inc. (LSPD US)	32,434	350,287
	Linamar Corp.	11,254	713,432
	Loblaw Cos. Ltd. L CN	34,844	1,567,871
*	Lucara Diamond Corp.	114,752	20,858
	Lundin Gold, Inc.	31,311	2,347,319
	Lundin Mining Corp.	116,206	2,931,499
	Magellan Aerospace Corp.	2,725	41,666
	Magna International, Inc. (MG CN)	12,585	643,368
#	Magna International, Inc. (MGA US)	51,552	2,636,369
	Mainstreet Equity Corp.	900	115,417
*	Major Drilling Group International, Inc.	19,412	212,988
	Manulife Financial Corp. (MFC US)	71,468	2,723,646
	Maple Leaf Foods, Inc.	20,585	381,419
	Martinrea International, Inc.	13,134	93,659
*	Mattr Corp.	4,403	26,580
	McCoy Global, Inc.	3,800	8,735
*	MDA Space Ltd.	10,609	299,419
	Medical Facilities Corp.	6,857	76,393
	Melcor Developments Ltd.	3,200	38,118
	Metro, Inc.	34,080	2,262,348
	Morguard Corp.	300	25,998
	MTY Food Group, Inc.	3,778	117,670
#	Mullen Group Ltd.	21,578	254,819
	National Bank of Canada	28,793	3,430,938
	Neo Performance Materials, Inc.	11,454	161,171
*	New Gold, Inc. (NGD CN)	152,827	1,535,397
*	New Gold, Inc. (NGD US)	93,356	936,361
*	NFI Group, Inc.	17,971	218,294
	North American Construction Group Ltd. (NOA CN)	7,400	110,594
#	North West Co., Inc.	13,509	482,262
#	Northland Power, Inc.	65,447	902,170
		Shares	Value»
CANADA — (Continued)
	Nutrien Ltd. (NTR CN)	1,300	$89,505
	Nutrien Ltd. (NTR US)	54,316	3,741,841
	OceanaGold Corp.	72,088	2,335,796
	Onex Corp.	17,120	1,458,717
	Open Text Corp. (OTEX CN)	1,630	41,634
	Open Text Corp. (OTEX US)	64,360	1,643,111
	OR Royalties, Inc. (OR CN)	89	3,525
*	Orezone Gold Corp.	23,300	42,779
	Pan American Silver Corp. (PAAS CN)	17,203	937,312
	Pan American Silver Corp. (PAAS US)	69,527	3,796,165
	Pason Systems, Inc.	16,448	145,799
	Pembina Pipeline Corp. (PBA US)	76,684	3,188,521
	Pet Valu Holdings Ltd.	17,076	342,360
	PHX Energy Services Corp.	13,038	80,144
	Pizza Pizza Royalty Corp.	7,900	91,030
*	PMET Resources, Inc.	5,500	24,922
	Polaris Renewable Energy, Inc.	6,500	58,190
#	PrairieSky Royalty Ltd.	43,124	938,711
*	Precision Drilling Corp. (PD CN)	998	79,613
*	Precision Drilling Corp. (PDS US)	2,694	214,847
#	Premium Brands Holdings Corp.	10,355	711,804
#	Propel Holdings, Inc.	5,900	105,595
	Pulse Seismic, Inc.	5,300	14,908
*	Quarterhill, Inc.	16,100	10,760
	Quebecor, Inc., Class B	41,685	1,520,577
	RB Global, Inc. (RBA US)	11,873	1,348,417
*	Real Matters, Inc.	3,400	15,531
	Restaurant Brands International, Inc. (QSR US)	22,306	1,494,279
	Richelieu Hardware Ltd.	13,469	402,789
	Rogers Communications, Inc. (RCI US), Class B	49,811	1,883,354

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Rogers Communications, Inc. (RCIB CN), Class B	3,029	$114,340
	Rogers Sugar, Inc.	32,900	149,079
	Royal Bank of Canada (RY CN)	25,032	4,167,925
	Royal Bank of Canada (RY US)	93,870	15,603,870
	Russel Metals, Inc.	18,045	639,424
	Saputo, Inc.	41,892	1,263,851
*	Saturn Oil & Gas, Inc.	10,300	23,903
	Savaria Corp.	13,874	241,482
#*	Seabridge Gold, Inc. (SA US)	7,901	223,282
	Secure Waste Infrastructure Corp.	69,338	894,702
*	Shopify, Inc. (SHOP US), Class A	6,770	888,427
#	Sienna Senior Living, Inc.	15,782	245,831
*	Source Energy Services Ltd.	3,700	47,009
	South Bow Corp. SOBO US	52,898	1,502,303
	Sprott, Inc. (SII US)	4,746	582,239
*	SSR Mining, Inc. (SSRM CN)	31,575	719,782
*	SSR Mining, Inc. (SSRM US)	22,172	506,187
	Stantec, Inc. (STN CN)	5,001	495,601
	Stantec, Inc. (STN US)	13,924	1,379,590
	Stella-Jones, Inc.	12,695	851,213
*	Steppe Gold Ltd.	24,465	35,934
	StorageVault Canada, Inc.	38,826	141,429
	Sun Life Financial, Inc. (SLF CN)	31,106	1,960,045
	Sun Life Financial, Inc. (SLF US)	37,024	2,333,993
#	Superior Plus Corp.	58,521	313,739
	Sylogist Ltd.	3,900	11,571
*	Talon Metals Corp.	10,050	43,915
*	Taseko Mines Ltd. (TKO CN)	79	601
	Teck Resources Ltd. (TECK US), Class B	33,100	1,779,456
	TELUS Corp.	9,014	125,778
	TerraVest Industries, Inc.	2,849	295,142
	TFI International, Inc. (TFII CN)	8,716	936,667
	TFI International, Inc. (TFII US)	1,564	168,208
		Shares	Value»
CANADA — (Continued)
††	Theratechnologies, Inc.	4,374	$1,662
#	Thomson Reuters Corp. (TRI US)	4,179	462,323
	Timbercreek Financial Corp.	17,235	88,476
	TMX Group Ltd.	19,591	723,269
#	Torex Gold Resources, Inc.	36,899	1,776,051
	Toromont Industries Ltd.	16,627	2,117,984
	Toronto-Dominion Bank (TD CN)	7,237	676,371
	Toronto-Dominion Bank (TD US)	70,974	6,635,359
	Total Energy Services, Inc.	11,308	136,943
*	Transat AT, Inc.	3,000	5,684
	Transcontinental, Inc., Class A	21,110	358,125
	Trican Well Service Ltd.	58,515	300,387
	Triple Flag Precious Metals Corp. (TFPM CN)	200	6,743
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	237,924
*	Trisura Group Ltd. (TSU CN)	10,257	312,836
*	Valeura Energy, Inc.	18,761	139,159
	VersaBank (VBNK CN)	2,400	37,261
	VersaBank (VBNK US)	1,100	17,061
*††	Victoria Gold Corp./Vancouver	11,300	747
*	Vitalhub Corp.	2,368	14,660
	Wajax Corp.	7,419	154,030
*	Wall Financial Corp.	600	7,028
	Waste Connections, Inc. (WCN US)	10,716	1,796,001
*	Wesdome Gold Mines Ltd.	48,100	787,390
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,105,513
	Westshore Terminals Investment Corp.	8,792	187,443
	Wheaton Precious Metals Corp. (WPM US)	4,022	530,381
	Winpak Ltd.	8,205	259,169
	WSP Global, Inc.	9,081	1,755,511
*	Yangarra Resources Ltd.	15,200	12,168

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Yellow Pages Ltd.	2,901	$24,927
TOTAL CANADA			256,024,446
CHINA — (0.1%)
	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	1,365,596
DENMARK — (1.5%)
	AL Sydbank	16,028	1,451,566
*	ALK-Abello AS	32,141	1,062,059
	Alm Brand AS	198,447	548,916
	Ambu AS, Class B	39,647	537,641
	AP Moller - Maersk AS (MAERSKA DC), Class A	223	546,834
#	AP Moller - Maersk AS (MAERSKB DC), Class B	338	835,781
*	Bang & Olufsen AS	30,256	56,283
#	cBrain AS	1,481	19,087
	Coloplast AS, Class B	9,075	773,598
	D/S Norden AS	4,440	200,556
	Danske Bank AS	61,163	3,116,134
*	Demant AS	19,370	678,016
*	Dfds AS	7,020	110,038
	DSV AS	8,762	2,463,742
	FLSmidth & Co. AS	14,063	1,205,462
	Foroya Banki P	1,197	57,683
#*	GN Store Nord AS	32,084	563,197
#	GronlandsBANKEN AS	259	48,012
#*	H&H International AS, Class B	1,745	25,889
#*	Huscompagniet AS	2,366	12,937
	ISS AS	31,880	1,209,039
	Jeudan AS	1,620	52,349
	Jyske Bank AS	15,613	2,272,105
#	Matas AS	10,756	164,825
	MT Hoejgaard Holding AS	502	43,811
*Ω	Netcompany Group AS	8,833	466,195
*	NKT AS	14,984	1,959,702
*Ω	NNIT AS	2,658	19,300
*	North Media AS	1,370	10,001
#*	NTG Nordic Transport Group AS	2,340	71,561
*Ω	Orsted AS	19,749	444,259
	Pandora AS	15,813	1,279,962
	Parken Sport & Entertainment AS	1,139	29,520
	Per Aarsleff Holding AS	4,795	683,781
	Ringkjoebing Landbobank AS	6,693	1,687,224
		Shares	Value»
DENMARK — (Continued)
	Rockwool AS ROCKA DC, Class A	14,352	$486,549
	Rockwool AS ROCKB DC, Class B	28,199	952,279
*	RTX AS	1,768	32,138
	Schouw & Co. AS	3,662	386,446
	SP Group AS	1,103	64,026
	Sparekassen Sjaelland-Fyn AS	1,955	115,821
#	Tivoli AS	661	64,776
	TORM PLC, Class A	14,997	368,672
*	Trifork Group AG	1,736	25,887
	Tryg AS	66,542	1,617,171
	UIE PLC	3,870	230,917
	Vestas Wind Systems AS	96,367	2,921,017
TOTAL DENMARK			31,972,764
FINLAND — (1.8%)
	Aktia Bank OYJ	13,319	194,180
	Alandsbanken Abp, Class B	1,334	74,774
	Alma Media OYJ	6,819	111,545
	Aspo OYJ	9,512	85,685
	Atria OYJ	4,031	75,783
	Digia OYJ	3,511	26,480
	Elisa OYJ	32,973	1,458,561
Ω	Enento Group OYJ	2,714	49,825
#	Fiskars OYJ Abp	6,389	92,302
#	Fortum OYJ	70,722	1,670,619
	F-Secure OYJ	21,549	48,222
	Harvia OYJ	2,878	140,077
	Hiab OYJ	11,710	695,824
	Huhtamaki OYJ	22,410	786,473
	Kalmar OYJ, Class B	11,710	598,706
	Kemira OYJ	29,190	686,574
	Kesko OYJ (KESKOA FH), Class A	21,273	531,970
	Kesko OYJ (KESKOB FH), Class B	71,306	1,803,568
*	Kojamo OYJ	24,964	282,279
	Kone OYJ, Class B	27,101	1,947,610
	Konecranes OYJ	18,436	2,171,062
*	Lassila & Tikanoja OYJ	7,270	64,631
*	Lindex Group OYJ	19,336	56,515
	Luotea PLC	7,270	24,894
	Mandatum OYJ	86,348	704,196
	Marimekko OYJ	5,734	87,490
#	Metsa Board OYJ (METSB FH), Class B	15,474	48,068
	Metso OYJ	123,378	2,412,131
	Neste OYJ	45,340	1,158,208
	Nokia OYJ (NOK US), Sponsored ADR	15,414	99,112
	Nokia OYJ (NOKIA FH)	347,762	2,239,903

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
#	Nokian Renkaat OYJ	14,772	$189,515
	Nordea Bank Abp (NDA FH)	207,796	4,014,700
	Nordea Bank Abp (NDA SS)	83,521	1,611,537
#	Oma Saastopankki OYJ	2,640	40,087
	Outokumpu OYJ	100,252	562,870
	Ponsse OYJ	2,132	64,621
	Puuilo OYJ	13,914	203,071
*	QT Group OYJ	2,337	73,487
	Raisio OYJ, Class V	32,310	105,162
#*	Remedy Entertainment OYJ	696	12,367
	Revenio Group OYJ	4,522	107,576
	Sampo OYJ, Class A	255,340	2,848,201
	Sanoma OYJ	22,570	258,189
	Scanfil OYJ	4,120	55,322
#	Stora Enso OYJ, Class R	154,300	1,776,300
	Taaleri PLC	5,092	46,238
#	TietoEVRY OYJ	15,874	344,589
#	Tokmanni Group Corp.	12,950	118,208
#	UPM-Kymmene OYJ	62,236	1,716,975
	Vaisala OYJ, Class A	4,717	234,615
#	Valmet OYJ	36,322	1,244,629
*	Verkkokauppa.com OYJ	2,796	12,918
	Wartsila OYJ Abp	67,047	2,718,102
*	YIT OYJ	19,976	73,089
TOTAL FINLAND			38,859,635
FRANCE — (6.7%)
*	74Software SA	3,271	141,587
	ABC arbitrage	7,327	47,466
	Aeroports de Paris SA	7,588	1,002,540
	Air Liquide SA	20,634	3,863,969
	AKWEL SADIR	669	6,286
*	Alstom SA	82,189	2,624,161
#	Altamir	3,848	135,052
	Alten SA	7,611	746,113
Ω	Amundi SA	9,891	879,400
#*Ω	Aramis Group SAS	5,304	28,972
	Arkema SA	7,226	435,164
	Assystem SA	1,316	74,012
	Aubay	1,025	72,735
	AXA SA	62,944	2,870,189
Ω	Ayvens SA	80,189	1,162,566
#	Beneteau SACA	10,366	97,489
	BioMerieux	7,070	821,014
	BNP Paribas SA	44,394	4,800,431
	Boiron SA	1,017	35,992
	Bollore SE	89,815	512,073
	Bouygues SA	56,039	3,029,120
	Bureau Veritas SA	55,955	1,801,322
	Capgemini SE	11,765	1,828,023
		Shares	Value»
FRANCE — (Continued)
	Carrefour SA	154,403	$2,528,993
	CBo Territoria	5,862	25,839
*	Cegedim SA	182	2,885
	Cie de Saint-Gobain SA	58,073	5,732,122
	Cie des Alpes	5,866	180,607
	Cie Generale des Etablissements Michelin SCA	136,014	5,050,965
*	Claranova SE	2,382	3,560
	Coface SA	32,253	589,880
	Credit Agricole SA	77,117	1,670,078
	Danone SA	28,969	2,270,007
	Dassault Systemes SE	8,466	232,856
	Derichebourg SA	32,138	302,897
	Edenred SE	18,577	389,110
	Eiffage SA	19,452	2,884,874
	Electricite de Strasbourg SA	188	48,528
#*Ω	Elior Group SA	35,018	118,166
	Elis SA	59,003	1,713,119
	Engie SA	333,487	9,956,723
	Equasens	353	16,607
	EssilorLuxottica SA	6,264	1,914,879
	Eurazeo SE	8,890	534,013
Ω	Euronext NV	13,992	1,959,632
#*	Eutelsat Communications SACA	52,647	142,917
	Exosens SAS	2,670	171,042
*	Figeac Aero	2,866	36,552
	Fnac Darty SA (0QSH LI)	903	37,912
	Fnac Darty SA (FNAC FP)	577	24,293
*	Forvia SE (1EO IM)	1,747	28,553
*	Forvia SE (FRVIA FP)	49,409	806,722
	Gaztransport Et Technigaz SA	8,586	1,849,840
	Getlink SE	26,789	530,272
	GL Events SACA	3,535	134,773
	Groupe Crit SA	826	62,290
	Hermes International SCA	1,349	3,245,691
*	ID Logistics Group SACA	968	469,519
	Infotel SA	1,162	59,956
	Ipsen SA	9,830	1,605,880
	IPSOS SA	11,077	469,927
	Jacquet Metals SACA	3,271	90,063
	JCDecaux SE	20,036	395,185
	Kaufman & Broad SA	3,878	144,294
	Kering SA	5,381	1,679,828
	Legrand SA	19,011	3,035,255
#	Linedata Services	158	7,959
	LISI SA	2,450	155,322

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	LNA Sante SA	1,359	$37,526
	L'Oreal SA	7,964	3,658,972
*	Lumibird	929	26,046
	LVMH Moet Hennessy Louis Vuitton SE	14,509	9,364,171
	Manitou BF SA	3,565	93,991
	Mersen SA	6,581	201,221
	Metropole Television SA	9,361	134,091
	Nexans SA	9,075	1,429,424
	North Atlantic Energies	745	41,567
	NRJ Group	4,221	36,328
	Oeneo SA	3,475	38,058
	Opmobility	17,563	336,502
	Orange SA (ORA FP)	408,891	7,601,290
*	Pierre Et Vacances SA	21,945	47,100
#	Pluxee NV	11,334	150,153
	Publicis Groupe SA (PUB FP)	25,315	2,530,190
	Quadient SA	3,139	59,403
	Renault SA	45,326	1,710,574
	Rexel SA	49,214	2,062,340
	Robertet SA	93	93,247
	Rubis SCA	12,834	519,688
	SA d'Explosifs et de Produits Chimiques	146	42,641
	Savencia SA	1,026	72,716
	Schneider Electric SE (SU FP)	9,469	2,714,780
	SCOR SE	42,129	1,372,865
	SEB SA	2,780	156,815
	Seche Environnement SACA	643	59,944
	SES SA	111,205	910,828
*Ω	SMCP SA	10,385	75,495
	Societe BIC SA	4,073	262,378
	Societe Generale SA	68,159	5,972,735
	Societe LDC SADIR	1,552	174,012
*	SOITEC	1,419	44,180
*	Solutions 30 SE	25,637	27,713
	Sopra Steria Group	4,059	741,529
	SPIE SA	45,016	2,466,601
#	Stef SA	1,222	181,363
#	STMicroelectronics NV (STM FP)	39,978	1,128,900
#	STMicroelectronics NV (STM US)	53,126	1,481,684
	Sword Group	2,115	91,539
	Synergie SE	2,137	77,699
	Technip Energies NV	35,278	1,382,524
	Teleperformance SE	6,529	421,743
	Television Francaise 1 SA	15,095	145,898
	Thermador Groupe	1,621	151,283
#	Tikehau Capital SCA	6,624	126,472
	Trigano SA	2,127	423,211
		Shares	Value»
FRANCE — (Continued)
*	Ubisoft Entertainment SA	3,630	$18,728
	Valeo SE	63,641	888,835
	Vallourec SACA	55,614	1,180,279
	Veolia Environnement SA (VIE FP)	36,542	1,370,586
	Vetoquinol SA	539	55,528
	VIEL & Cie SA	2,848	60,939
	Vinci SA	46,834	6,734,008
	Virbac SACA	756	315,153
*	Viridien	2,421	366,225
	Vivendi SE	195,291	544,850
#	Vusion	1,861	289,717
#	Wavestone	1,241	88,602
TOTAL FRANCE			143,118,941
GERMANY — (7.0%)
	1&1 AG	9,160	291,714
*	7C Solarparken AG	6,094	12,243
	Adesso SE	346	33,366
	adidas AG	13,228	2,345,371
	Adtran Networks SE	552	14,528
	AIXTRON SE	23,813	546,302
	Allgeier SE	1,476	39,189
	Allianz SE (ALV GR)	12,224	5,382,491
	Alzchem Group AG	1,842	336,745
	Amadeus Fire AG	775	35,740
*	Aroundtown SA	94,947	301,717
	Atoss Software SE	2,472	284,895
Ω	Aumann AG	1,986	33,078
*	Aumovio SE	14,228	682,719
	Aurubis AG	8,547	1,613,964
	BASF SE	185,841	10,075,175
	Bayerische Motoren Werke AG	25,662	2,642,680
#*	BayWa AG (BYW6 GR)	3,666	14,851
	Bechtle AG	18,395	953,453
Ω	Befesa SA	5,418	198,438
	Bertrandt AG	798	18,162
	Bijou Brigitte AG	1,184	60,816
	Bilfinger SE	7,107	995,752
#	Borussia Dortmund GmbH & Co. KGaA	13,803	53,326
#*	BRANICKS Group AG	5,695	13,100
#	Brenntag SE	29,776	1,811,562
	CANCOM SE (COK GR)	6,010	202,215
	Carl Zeiss Meditec AG	8,509	282,409
*	Ceconomy AG	32,902	173,868
	Cewe Stiftung & Co. KGaA	1,993	238,714
	Commerzbank AG	128,806	5,294,530
	Continental AG	28,456	2,239,181
#	CTS Eventim AG & Co. KGaA	14,075	1,182,877

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Daimler Truck Holding AG	101,301	$4,904,886
	Deutsche Bank AG (DB US)	115,050	4,512,261
	Deutsche Beteiligungs AG	2,314	69,916
	Deutsche Boerse AG	12,886	3,263,060
	Deutsche EuroShop AG	2,146	49,028
#Ω	Deutsche Pfandbriefbank AG	30,727	151,616
	Deutsche Post AG	145,136	8,117,234
	Deutsche Telekom AG (DTE GR)	387,487	13,003,387
	Deutsche Wohnen SE	6,411	159,392
	Deutz AG	28,654	366,935
	Draegerwerk AG & Co. KGaA	760	63,988
	Duerr AG	11,000	293,188
Ω	DWS Group GmbH & Co. KGaA	9,989	731,336
	E.ON SE	387,019	8,208,609
	Eckert & Ziegler SE	11,404	201,896
*	EDAG Engineering Group AG	3,367	15,140
	Elmos Semiconductor SE	2,333	317,487
#	Energiekontor AG	2,205	100,205
	Fabasoft AG	579	10,576
	Fielmann Group AG	6,194	303,586
	flatexDEGIRO SE	24,129	1,177,006
*	Fraport AG Frankfurt Airport Services Worldwide	10,259	949,217
	Freenet AG	35,489	1,281,478
	Fresenius Medical Care AG (FME GR)	43,131	1,941,713
	Friedrich Vorwerk Group SE	2,185	234,725
	FUCHS SE	7,453	262,295
	GEA Group AG	41,003	2,931,830
#	GFT Technologies SE	5,152	126,870
*	Grand City Properties SA	9,197	103,078
#	Grenke AG	1,329	22,684
	Hannover Rueck SE	7,999	2,261,714
#Ω	Hapag-Lloyd AG	3,415	490,603
*	Heidelberger Druckmaschinen AG	26,254	57,080
	Henkel AG & Co. KGaA	10,019	827,060
#	Hensoldt AG	17,514	1,739,886
*	HomeToGo SE	3,187	6,151
	Hornbach Holding AG & Co. KGaA	3,106	296,792
		Shares	Value»
GERMANY — (Continued)
	HUGO BOSS AG	10,653	$441,712
	Indus Holding AG	3,457	131,534
	Infineon Technologies AG (IFX GR)	87,103	4,257,811
	Init Innovation in Traffic Systems SE	1,284	72,979
Ω	Instone Real Estate Group SE	6,153	62,824
*	IONOS Group SE	10,511	338,875
	IVU Traffic Technologies AG	2,195	54,589
	Jenoptik AG	11,635	367,193
Ω	JOST Werke SE	3,281	243,356
#	K&S AG	41,615	681,852
	KION Group AG	21,230	1,499,577
#	Kloeckner & Co. SE	7,479	97,430
	Knorr-Bremse AG	13,971	1,626,716
*	Koenig & Bauer AG	2,712	29,871
#	Kontron AG	10,350	287,152
	Krones AG	3,801	611,656
	KWS Saat SE & Co. KGaA	2,638	234,364
	Lanxess AG	8,778	181,313
	LEG Immobilien SE	9,597	693,936
*	LPKF Laser & Electronics SE	2,771	25,696
*	MAX Automation SE	1,137	6,031
#*	Medios AG	1,240	23,503
	Mercedes-Benz Group AG	67,651	4,623,554
	MLP SE	19,862	173,137
	MTU Aero Engines AG	9,150	4,067,860
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,225	3,772,825
	Multitude AG	2,952	21,232
#	Mutares SE & Co. KGaA	4,183	161,653
	Nagarro SE	1,619	136,066
#	Nemetschek SE	12,536	1,095,325
*	Nordex SE	32,786	1,312,634
#	Norma Group SE	5,088	88,563
	Patrizia SE	8,314	84,138
*	Pentixapharm Holding AG	3,188	7,135
	Pfeiffer Vacuum Technology AG	548	106,589
	ProCredit Holding AG	6,561	66,095
	Puma SE (PUM GR)	8,941	228,550
*	PVA TePla AG	5,120	160,767
*	q.beyond AG	10,198	9,764
	Rational AG	1,093	875,839
#	RTL Group SA	9,575	417,468
	SAF-Holland SE	6,237	125,384
	Salzgitter AG	5,641	302,703
	SAP SE (SAP GR)	17,342	3,464,383
	Schaeffler AG	46,442	547,742

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
Ω	Scout24 SE	13,893	$1,383,203
	Secunet Security Networks AG	364	102,255
#*	SFC Energy AG, Class BR	761	12,677
*	SGL Carbon SE	12,199	59,266
*	Siemens Energy AG	23,242	3,959,972
#	Siltronic AG	3,505	217,620
	Sixt SE	3,675	287,978
*	SMA Solar Technology AG	840	36,542
	STRATEC SE	98	2,597
	Stroeer SE & Co. KGaA	3,768	150,650
	Suedzucker AG	15,209	174,128
#	SUSS MicroTec SE	3,494	205,513
#	Symrise AG	17,508	1,473,947
#	TAG Immobilien AG	29,304	497,152
	Takkt AG	3,200	13,683
*	Talanx AG	11,947	1,506,883
	Technotrans SE	1,771	69,688
	thyssenkrupp AG	135,930	1,812,045
*	TUI AG	121,469	1,295,105
	United Internet AG	22,633	736,318
*	Verbio SE	6,536	193,000
	Volkswagen AG	2,489	302,085
	Vonovia SE	30,013	878,759
#	Vossloh AG	2,532	242,387
#	Wacker Chemie AG	4,465	362,614
	Wacker Neuson SE	8,807	201,141
	Washtec AG	3,164	180,357
*	Westwing Group SE	1,203	20,472
	Wuestenrot & Wuerttembergische AG	5,445	96,920
#*Ω	Zalando SE	42,338	1,217,444
TOTAL GERMANY			149,470,856
HONG KONG — (1.5%)
	Aeon Credit Service Asia Co. Ltd.	38,000	36,260
	AIA Group Ltd.	531,400	6,131,013
*	Allied Group Ltd.	104,000	38,682
	APAC Resources Ltd.	86,588	30,961
	Asia Financial Holdings Ltd.	40,000	24,986
	ASMPT Ltd.	57,100	761,484
	Bank of East Asia Ltd.	191,132	365,082
	Best Mart 360 Holdings Ltd.	82,000	21,102
	BOC Hong Kong Holdings Ltd.	177,000	932,080
*	Bright Smart Securities & Commodities Group Ltd.	208,000	235,593
		Shares	Value»
HONG KONG — (Continued)
	Cafe de Coral Holdings Ltd.	56,000	$33,705
	Cathay Pacific Airways Ltd.	298,000	467,239
	Chevalier International Holdings Ltd.	12,000	6,636
*	China Energy Development Holdings Ltd.	35,700	7,216
*	China Star Entertainment Ltd.	180,000	102,392
	Chow Sang Sang Holdings International Ltd.	93,000	174,121
	CITIC Telecom International Holdings Ltd.	495,000	162,926
	CK Asset Holdings Ltd.	145,069	849,834
	CK Hutchison Holdings Ltd.	94,000	757,950
	C-Mer Medical Holdings Ltd.	108,000	21,156
#††	Convoy, Inc.	576,000	2,308
*	Cowell e Holdings, Inc.	53,000	206,085
Ω	Crystal International Group Ltd.	129,500	122,109
	Dah Sing Banking Group Ltd.	86,128	122,685
	Dah Sing Financial Holdings Ltd.	40,520	195,944
*	Deep Source Holdings Ltd.	890,000	93,859
	Dickson Concepts International Ltd.	43,500	31,521
	Dream International Ltd.	32,000	36,362
#	Dynamic Holdings Ltd.	8,000	12,214
	Eagle Nice International Holdings Ltd.	74,000	32,945
	Emperor Watch & Jewellery Ltd.	810,000	30,608
*	ENM Holdings Ltd.	64,000	2,994
*Ω	FIT Hon Teng Ltd.	380,000	237,532
	FSE Lifestyle Services Ltd.	29,000	21,145
	Giordano International Ltd.	270,000	50,804
	Glorious Sun Enterprises Ltd.	80,000	14,035
	Great Eagle Holdings Ltd.	21,520	44,428
	G-Resources Group Ltd.	94,760	145,688

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Guotai Junan International Holdings Ltd.	571,000	$195,286
	Hang Lung Group Ltd.	151,000	325,164
	Hang Lung Properties Ltd.	258,811	312,300
*	Hao Tian International Construction Investment Group Ltd.	2,120,000	23,350
	HKT Trust & HKT Ltd.	741,000	1,110,478
	Hong Kong Exchanges & Clearing Ltd.	45,540	2,510,669
	Hong Kong Ferry Holdings Co. Ltd.	28,000	17,620
*Ω	Honma Golf Ltd.	25,000	9,980
	Hysan Development Co. Ltd.	66,000	181,261
	IGG, Inc.	197,000	92,919
Ω	Impro Precision Industries Ltd.	111,000	90,980
	Jacobson Pharma Corp. Ltd.	120,000	19,011
	JBM Healthcare Ltd.	74,000	25,376
	Johnson Electric Holdings Ltd.	91,569	315,411
	K Wah International Holdings Ltd.	221,000	73,471
	Karrie International Holdings Ltd.	80,000	25,197
	Kerry Properties Ltd.	136,000	412,864
	KLN Logistics Group Ltd.	116,500	105,172
	Luk Fook Holdings International Ltd.	81,000	332,759
	Man Wah Holdings Ltd.	408,400	253,309
*	Maxnerva Technology Services Ltd.	104,000	9,321
*	Midland Holdings Ltd.	80,000	31,145
	Miramar Hotel & Investment	40,000	55,340
	Modern Dental Group Ltd.	72,000	54,266
	MTR Corp. Ltd.	47,920	211,894
	Nameson Holdings Ltd.	98,000	13,171
#*	New World Development Co. Ltd.	271,270	394,689
*††	NewOcean Energy Holdings Ltd.	238,000	0
#	Nissin Foods Co. Ltd.	61,000	56,976
		Shares	Value»
HONG KONG — (Continued)
	Orbusneich Medical Group Holdings Ltd.	39,000	$18,622
	Oriental Watch Holdings	113,457	49,517
*	Oshidori International Holdings Ltd.	516,000	59,496
#	Pacific Basin Shipping Ltd.	1,092,000	428,865
	Pacific Textiles Holdings Ltd.	83,000	13,086
	PAX Global Technology Ltd.	128,000	80,777
	PCCW Ltd.	810,797	605,945
	Perfect Medical Health Management Ltd.	88,000	13,639
	Pico Far East Holdings Ltd.	230,000	82,687
#	Plover Bay Technologies Ltd.	71,000	63,366
	PRADA SpA	48,700	248,973
	Public Financial Holdings Ltd.	62,000	11,912
Ω	Regina Miracle International Holdings Ltd.	34,000	10,127
	Sa Sa International Holdings Ltd.	174,000	13,120
Ω	Samsonite Group SA	281,100	714,182
	SAS Dragon Holdings Ltd.	64,000	37,560
	SEA Holdings Ltd.	37,706	6,338
	Shangri-La Asia Ltd.	290,000	180,829
*	Shenwan Hongyuan HK Ltd.	75,000	13,110
*	Shun Tak Holdings Ltd.	248,000	21,307
	Singamas Container Holdings Ltd.	246,000	20,161
	Sino Land Co. Ltd.	583,155	877,595
*	Sinohope Technology Holdings Ltd.	62,500	20,379
	SITC International Holdings Co. Ltd.	296,000	1,105,315
	SmarTone Telecommunications Holdings Ltd.	44,500	27,830
*	Solomon Systech International Ltd.	352,000	19,596
	Stella International Holdings Ltd.	136,500	252,352
	Sun Hung Kai & Co. Ltd.	139,000	76,426
	Sun Hung Kai Properties Ltd.	48,696	782,004
#	SUNeVision Holdings Ltd.	170,000	145,040

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Swire Pacific Ltd. (19 HK), Class A	59,000	$569,343
	Swire Pacific Ltd. (87 HK), Class B	102,500	166,413
	Swire Properties Ltd.	53,800	163,070
	Techtronic Industries Co. Ltd.	113,000	1,542,619
	Texhong International Group Ltd.	25,500	18,211
	Texwinca Holdings Ltd.	132,000	21,993
*	Tongda Group Holdings Ltd.	28,999	13,798
	Town Health International Medical Group Ltd.	154,897	4,757
	Transport International Holdings Ltd.	51,595	68,565
	Truly International Holdings Ltd.	76,000	9,983
	United Laboratories International Holdings Ltd.	264,000	401,968
*	Unity Group Holdings International Ltd.	176,000	5,853
	Value Partners Group Ltd.	244,000	76,108
	Vitasoy International Holdings Ltd.	148,000	132,391
*	Viva Goods Co. Ltd.	488,000	39,980
#*	Vobile Group Ltd.	133,000	82,476
	VSTECS Holdings Ltd.	196,000	193,925
	VTech Holdings Ltd.	41,800	325,517
*	Wealthink AI-Innovation Capital Ltd.	476,000	11,152
Ω	WH Group Ltd.	1,550,925	1,830,240
	Wharf Real Estate Investment Co. Ltd.	148,000	513,821
*	Xingye Alloy Materials Group Ltd.	95,000	12,485
	YesAsia Holdings Ltd.	28,000	12,656
#	Yue Yuen Industrial Holdings Ltd.	199,000	443,829
#*	Yunfeng Financial Group Ltd.	322,000	132,783
*	ZO Future Group	44,000	12,613
TOTAL HONG KONG			32,629,768
IRELAND — (0.7%)
	AIB Group PLC	533,854	5,967,490
	Bank of Ireland Group PLC	235,335	4,781,403
	Cairn Homes PLC	206,386	510,011
		Shares	Value»
IRELAND — (Continued)
	FBD Holdings PLC (FBD ID)	6,986	$133,628
	Glanbia PLC (GLB ID)	51,531	993,050
*Ω	Glenveagh Properties PLC	147,143	341,166
	Irish Continental Group PLC (IR5B ID)	52,931	400,534
	Kingspan Group PLC (KSP ID)	24,410	2,125,490
*	Permanent TSB Group Holdings PLC	63,921	236,419
TOTAL IRELAND			15,489,191
ISRAEL — (1.6%)
*	Abra Information Technologies Ltd.	8,885	15,685
	Ackerstein Group Ltd.	13,413	34,115
*	Adgar Investment & Development Ltd.	12,287	18,724
	Afcon Holdings Ltd.	199	20,683
*	AFI Properties Ltd.	1,879	144,214
	Africa Israel Residences Ltd.	894	83,740
*	Airport City Ltd.	8,088	150,463
	Alony Hetz Properties & Investments Ltd.	17,186	226,773
	Alrov Properties & Lodgings Ltd.	1,669	138,656
	Altshuler Shaham Finance Ltd.	17,522	35,292
	Amos Luzon Development & Energy Group Ltd.	15,411	23,892
	Amot Investments Ltd.	12,245	94,822
	Analyst IMS Investment Management Services Ltd.	1,533	77,336
	Arad Ltd.	2,441	41,009
*	Argo Properties NV	2,713	109,751
	Ari Real Estate Arena Investment Ltd.	13,098	18,300
*	Ashdod Refinery Ltd.	2,303	47,592
	Ashtrom Group Ltd.	8,232	182,001
	AudioCodes Ltd. (AUDC US)	8,772	73,246
#	Aura Investments Ltd.	10,607	74,795
	Automatic Bank Services Ltd.	5,314	39,763
	Ayalon Holdings Ltd.	1,839	55,649

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
#	Azorim-Investment Development & Construction Co. Ltd.	7,190	$46,018
	Azrieli Group Ltd.	1,219	163,474
	Bank Hapoalim BM	102,490	2,533,699
	Bank Leumi Le-Israel BM	141,799	3,408,753
	Baran Group Ltd.	1,491	13,232
	Bezeq The Israeli Telecommunication Corp. Ltd.	189,885	487,660
	Big Shopping Centers Ltd.	1,012	243,420
	Blue Square Real Estate Ltd.	828	120,825
*	Camtek Ltd.	545	81,457
	Carasso Motors Ltd.	9,205	110,374
	Castro Model Ltd.	794	35,797
	Cellcom Israel Ltd. (CEL IT)	25,360	301,133
	Cellcom Israel Ltd. (CELJF US)	6,437	77,534
*	Cielo-Blu Group Ltd.	14,077	14,450
	Clal Insurance Enterprises Holdings Ltd.	14,933	1,086,033
	Cohen Development Gas & Oil Ltd.	867	54,705
	Danel Adir Yeoshua Ltd.	1,201	182,992
	Danya Cebus Ltd.	1,860	86,953
	Delek Automotive Systems Ltd.	11,747	87,723
	Delta Galil Ltd.	3,106	168,914
	Delta Israel Brands Ltd.	1,144	54,369
	Diplomat Holdings Ltd.	3,364	56,566
#	Direct Finance of Direct Group 2006 Ltd.	507	89,060
	Dor Alon Energy in Israel 1988 Ltd.	859	45,819
*	Doral Group Renewable Energy Resources Ltd.	18,488	258,631
#	Duniec Brothers Ltd.	622	54,353
#	El Al Israel Airlines	57,581	325,633
	Electra Consumer Products 1970 Ltd.	2,612	83,613
	Electra Ltd.	6,000	208,100
*	Ellomay Capital Ltd.	460	12,364
	Energix-Renewable Energies Ltd.	14,099	89,615
		Shares	Value»
ISRAEL — (Continued)
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	$338,372
*	Enlight Renewable Energy Ltd. (ENLT US)	2,462	136,813
*	Fattal Holdings 1998 Ltd.	1,482	304,872
	First International Bank of Israel Ltd.	10,254	870,583
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	407,445
	Fox Wizel Ltd.	2,332	235,436
*	Gilat Satellite Networks Ltd.	12,148	235,455
#*	Hagag Group Real Estate Development	10,027	80,735
	Hamat Group Ltd.	2,290	12,597
	Harel Insurance Investments & Financial Services Ltd.	15,033	689,540
	Hilan Ltd.	3,637	290,189
#	Hiper Global Ltd.	1,400	11,380
	ICL Group Ltd.	50,375	273,529
	IDI Insurance Co. Ltd.	2,482	194,942
*	IES Holdings Ltd.	780	109,569
	Ilex Medical Ltd.	1,313	26,790
	Inrom Construction Industries Ltd.	16,457	107,140
	Isracard Ltd.	44,426	210,728
	Israel Canada TR Ltd.	21,145	119,316
	Israel Discount Bank Ltd., Class A	179,862	2,119,019
*	Israir Group Ltd.	18,935	10,124
	Isras Investment Co. Ltd.	461	145,835
	Isrotel Ltd.	1,215	67,624
	Issta Ltd.	3,129	111,750
*	Kamada Ltd. (KMDA US)	4,706	39,154
	Kardan Real Estate Enterprise & Development Ltd.	14,025	27,479
	Kerur Holdings Ltd.	1,414	42,381
	Kvutzat Acro Ltd.	4,440	61,974
	Lahav L.R. Real Estate Ltd.	12,936	39,814
	Land Development Nimrodi Group Ltd.	4,449	53,307
	Lapidoth Capital Ltd.	3,217	101,177
	Libra Insurance Co. Ltd.	6,736	39,292

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	M Yochananof & Sons Ltd.	1,345	$160,233
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	35,021
	Magic Software Enterprises Ltd. (MGIC US)	9,373	240,792
*	Malam - Team Ltd.	1,640	69,515
	Matrix IT Ltd.	7,710	346,060
	Max Stock Ltd.	21,164	191,020
	Mediterranean Towers Ltd.	22,942	114,021
	Mega Or Holdings Ltd.	3,782	411,540
	Meitav Investment House Ltd.	11,785	458,931
	Melisron Ltd.	1,210	158,532
	MENIF - Financial Services Ltd.	6,316	50,891
	Menora Mivtachim Holdings Ltd.	5,946	764,032
*	Meshek Energy Renewable Energies Ltd.	55,801	193,157
	Meshulam Levinstein Contracting & Engineering Ltd.	635	128,057
	Migdal Insurance & Financial Holdings Ltd.	83,723	449,226
	Mivne Real Estate KD Ltd.	47,260	220,237
	Mivtach Shamir Holdings Ltd.	1,957	258,888
	Mizrahi Tefahot Bank Ltd.	14,841	1,160,996
	Nawi Group Ltd.	4,936	87,433
*	Nayax Ltd.	635	35,649
	Neto Malinda Trading Ltd.	2,597	149,602
*	Neto ME Holdings Ltd.	633	54,491
	Next Vision Stabilized Systems Ltd.	6,804	613,728
*	Nexxen International Ltd.	948	10,455
*	Nexxen International Ltd. NEXN US	1,480	9,146
#*	Nice Ltd. (NICE US), Sponsored ADR	262	27,879
#*	Nova Ltd. (NVMI US)	238	108,966
	Novolog Ltd.	47,398	18,792
	Oil Refineries Ltd.	484,507	159,324
	One Software Technologies Ltd.	9,525	273,813
*	OY Nofar Energy Ltd.	3,182	158,933
		Shares	Value»
ISRAEL — (Continued)
	Palram Industries 1990 Ltd.	3,125	$57,051
	Partner Communications Co. Ltd.	34,935	424,502
	Paz Retail & Energy Ltd.	2,321	567,939
	Peninsula Group Ltd.	12,289	14,246
*	Perion Network Ltd.	8,378	72,587
	Phoenix Financial Ltd.	29,640	1,438,656
	Plasson Industries Ltd.	828	45,872
	Polyram Plastic Industries Ltd.	4,428	14,787
	Prashkovsky Investments & Construction Ltd.	1,402	70,782
*	Priortech Ltd.	1,092	91,219
	Qualitau Ltd.	1,064	230,086
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	230,770
*	Rani Zim Shopping Centers Ltd.	6,725	10,567
*	Rapac Communication & Infrastructure Ltd.	638	16,067
	Retailors Ltd.	4,002	57,115
	Sano-Brunos Enterprises Ltd.	96	12,928
	Scope Metals Group Ltd.	1,610	95,147
	Shapir Engineering & Industry Ltd.	3,772	36,246
*	Shikun & Binui Ltd.	36,521	212,926
*	Shikun & Binui Soltec Renewable Energy	51,900	57,022
	Shufersal Ltd.	28,070	362,525
	Strauss Group Ltd.	2,166	81,750
	Summit Real Estate Holdings Ltd.	9,319	189,618
#	Tadiran Group Ltd.	810	40,152
	Tel Aviv Stock Exchange Ltd.	15,517	596,169
	Telsys Ltd.	691	50,958
	Tiv Taam Holdings 1 Ltd.	11,482	41,301
*	Tower Semiconductor Ltd. (TSEM US)	5,341	719,593
	Turpaz Industries Ltd.	2,820	71,098
*	Veridis Environment Ltd.	9,081	104,863
	Victory Supermarket Chain Ltd.	1,493	26,592

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Villar International Ltd.	840	$49,941
	YD More Investments Ltd.	9,906	153,391
	YH Dimri Construction & Development Ltd.	959	121,758
TOTAL ISRAEL			33,289,715
ITALY — (3.7%)
	A2A SpA	409,121	1,234,235
	ACEA SpA	12,536	349,407
	Amplifon SpA	14,773	238,180
#*	Aquafil SpA	13,516	22,984
	Ariston Holding NV	16,546	93,315
	Arnoldo Mondadori Editore SpA	37,922	95,863
	Ascopiave SpA	14,613	58,288
	Avio SpA	555	22,842
	Azimut Holding SpA	29,900	1,263,093
	B&C Speakers SpA	589	9,741
	Banca Generali SpA	15,290	1,030,241
	Banca IFIS SpA	5,431	176,856
	Banca Mediolanum SpA	47,792	1,121,114
	Banca Monte dei Paschi di Siena SpA	492,498	5,109,069
	Banco BPM SpA	377,363	5,656,412
	Banco di Desio e della Brianza SpA	11,470	126,842
	BasicNet SpA	6,151	52,071
*Ω	BFF Bank SpA	41,868	401,480
	BPER Banca SpA	455,665	6,417,323
	Brembo NV	27,079	325,742
#	Brunello Cucinelli SpA	8,745	838,158
*	Cairo Communication SpA	23,346	77,652
	Cembre SpA	582	48,055
*	CIR SpA-Compagnie Industriali	209,979	174,044
	Credito Emiliano SpA	27,465	505,166
	d'Amico International Shipping SA	12,254	86,553
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	251,016
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	574,780
	De' Longhi SpA	13,303	588,088
*	Digital Bros SpA	686	10,556
	Digital Value SpA	659	22,344
*Ω	doValue SpA	15,293	47,527
Ω	Enav SpA	21,073	121,624
	Enel SpA	505,273	5,582,532
		Shares	Value»
ITALY — (Continued)
	ERG SpA	11,231	$298,901
	Esprinet SpA	8,722	64,190
	Ferrari NV (RACE IM)	5,231	1,744,811
#	Ferrari NV (RACE US)	611	203,567
#	Ferretti SpA	20,157	85,961
	Fiera Milano SpA	5,610	46,290
	Fila SpA	9,103	98,868
	FinecoBank Banca Fineco SpA	82,841	2,196,134
	FNM SpA	35,502	20,874
	Gefran SpA	1,074	13,839
	Generali	9,295	379,147
#	GPI SpA	2,849	60,877
*Ω	GVS SpA	4,543	22,355
	Hera SpA	216,836	1,073,057
	IMMSI SpA	64,785	40,947
#Ω	Infrastrutture Wireless Italiane SpA	26,866	237,513
	Intercos SpA	9,849	149,043
	Interpump Group SpA	2,819	163,544
	Intesa Sanpaolo SpA	538,604	3,812,985
	Iren SpA	104,399	334,165
	Italgas SpA	105,004	1,261,537
	Italmobiliare SpA	3,275	108,141
	Iveco Group NV	64,101	1,433,860
	LU-VE SpA	828	39,415
	Maire SpA	33,875	591,876
#	MARR SpA	2,701	28,691
	MFE-MediaForEurope NV, Class A	47,069	172,959
	MFE-MediaForEurope NV (MFEA IM), Class A	63,681	237,550
#	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	107,430
	Moltiply Group SpA	3,541	146,289
	Moncler SpA	24,066	1,402,174
*	NewPrinces SpA	1,928	44,881
#Ω	Nexi SpA	101,227	432,185
	Orsero SpA	2,804	64,860
Ω	OVS SpA	81,946	463,186
#	Pharmanutra SpA	861	64,466
#	Piaggio & C SpA	53,220	110,063
Ω	Pirelli & C SpA	88,579	667,018
Ω	Poste Italiane SpA	20,057	528,264
	Prysmian SpA	16,855	1,996,361
Ω	RAI Way SpA	27,860	188,911
	Recordati Industria Chimica e Farmaceutica SpA	23,129	1,274,392
	Reply SpA	4,000	524,412
	Rizzoli Corriere Della Sera Mediagroup SpA	31,733	36,673
	Sabaf SpA	570	9,332
*	Safilo Group SpA	36,873	93,463

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
#	Saipem SpA	450,815	$1,664,975
*	Salvatore Ferragamo SpA	5,142	40,507
#	Sanlorenzo SpA	2,888	110,657
#*	Seri Industrial SpA	7,308	20,475
	Sesa SpA	1,697	180,014
	Snam SpA	152,321	1,046,854
	Sogefi SpA	18,975	72,277
	SOL SpA	6,774	364,703
#	Stellantis NV (STLA UX)	2,097	20,697
	Stellantis NV (STLAM IM)	247,907	2,432,574
	Tamburi Investment Partners SpA	17,532	198,478
Ω	Technogym SpA	24,854	519,023
*	Telecom Italia SpA (TIT IM)	3,101,301	2,103,714
*	Telecom Italia SpA (TITR IM)	1,519,122	1,206,221
	Tenaris SA (TEN IM)	33,633	747,088
#	Tenaris SA (TS US), ADR	20,904	926,047
	Terna - Rete Elettrica Nazionale	126,230	1,367,868
#	Tinexta SpA	1,733	31,120
#	TXT e-solutions SpA	1,568	52,989
	UniCredit SpA	101,131	8,813,182
	Webuild SpA	86,704	359,120
#	Wiit SpA	2,849	88,240
#	Zignago Vetro SpA	1,055	9,476
TOTAL ITALY			78,184,949
JAPAN — (22.4%)
	77 Bank Ltd.	15,000	823,793
	A&D HOLON Holdings Co. Ltd.	7,100	104,879
	AB & Company Co. Ltd.	4,100	31,997
#	ABC-Mart, Inc.	18,100	289,962
	Achilles Corp.	1,200	11,308
	Acom Co. Ltd.	73,300	242,479
#	AD Works Group Co. Ltd.	15,000	42,992
	ADEKA Corp.	19,700	585,569
#	Ad-sol Nissin Corp.	4,800	54,811
#	Advanced Media, Inc.	2,400	16,736
	Advantest Corp.	42,000	6,946,232
	Aeon Co. Ltd.	133,320	1,823,497
#*	Aeon Fantasy Co. Ltd.	2,300	42,354
	AEON Financial Service Co. Ltd.	20,700	225,955
#	Aeon Hokkaido Corp.	10,400	63,008
	Aeon Kyushu Co. Ltd.	700	13,175
	AFC-HD AMS Life Science Co. Ltd.	2,200	12,574
		Shares	Value»
JAPAN — (Continued)
	AGC, Inc.	18,500	$682,640
#	Ahresty Corp.	8,100	43,364
	Ai Holdings Corp.	1,800	31,031
	Aica Kogyo Co. Ltd.	12,100	274,653
	Aichi Corp.	7,300	64,361
	Aichi Financial Group, Inc.	4,226	149,941
	Aichi Steel Corp.	11,600	230,987
	Aichi Tokei Denki Co. Ltd.	2,400	43,277
	Aida Engineering Ltd.	7,681	59,499
	Aidma Holdings, Inc.	700	9,644
	Aiful Corp.	74,100	263,479
	Ain Holdings, Inc.	7,688	321,049
	Aiphone Co. Ltd.	3,100	59,567
	Air Water, Inc.	47,114	715,153
	Airman Corp.	6,000	74,904
	Airport Facilities Co. Ltd.	6,100	38,738
	Airtrip Corp.	3,400	16,268
	Aisan Industry Co. Ltd.	14,900	212,081
	Aisin Corp.	56,354	1,009,582
	AIT Corp.	2,000	29,012
#	Aizawa Securities Group Co. Ltd.	5,200	47,748
	Ajis Co. Ltd.	1,100	22,483
	Akatsuki Corp.	11,800	47,484
	Akatsuki, Inc.	1,600	26,342
#*	Akebono Brake Industry Co. Ltd.	46,500	34,037
	Akita Bank Ltd.	3,300	108,443
#	Albis Co. Ltd.	1,568	26,559
	Alconix Corp.	8,300	145,645
	Alfresa Holdings Corp.	36,900	594,270
#	Alleanza Holdings Co. Ltd.	4,300	30,021
	Allied Telesis Holdings KK	10,300	21,175
#	Alpen Co. Ltd.	4,700	65,958
#	Alpha Systems, Inc.	1,300	31,846
	AlphaPolis Co. Ltd.	1,800	18,195
	Alps Alpine Co. Ltd.	44,730	585,869
	ALSOK Co. Ltd.	71,200	551,580
#	Altech Corp.	4,530	77,026
	Amada Co. Ltd.	64,800	830,130
	Amano Corp.	13,900	352,776
	Amiyaki Tei Co. Ltd.	3,200	28,729
	Amuse, Inc.	3,100	40,413
	ANA Holdings, Inc.	7,600	147,553
	Anabuki Kosan, Inc.	1,000	15,059
	Anest Iwata Corp.	6,600	70,570
#	Anicom Holdings, Inc.	21,900	149,010
	Anycolor, Inc.	6,800	194,117
	AnyMind Group, Inc.	5,800	25,143
	AOI Electronics Co. Ltd.	1,100	18,669

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AOKI Holdings, Inc.	9,700	$115,835
	Aoyama Trading Co. Ltd.	9,200	156,156
	Aoyama Zaisan Networks Co. Ltd.	3,600	35,219
	Aozora Bank Ltd.	8,800	142,570
	Appier Group, Inc.	14,500	97,390
#	Arakawa Chemical Industries Ltd.	3,300	28,072
	Arata Corp.	7,800	155,615
	ARCLANDS Corp.	9,709	120,219
	Arcs Co. Ltd.	10,100	226,909
	ARE Holdings, Inc.	21,200	496,994
	Arealink Co. Ltd.	10,400	74,735
*	Arent, Inc.	1,200	28,045
	Argo Graphics, Inc.	12,000	111,761
	Ariake Japan Co. Ltd.	2,700	97,880
	Arisawa Manufacturing Co. Ltd.	4,700	54,315
	Artience Co. Ltd.	9,100	218,166
	Artnature, Inc.	2,700	14,413
#	Artner Co. Ltd.	1,800	24,136
	As One Corp.	12,300	184,758
	Asahi Diamond Industrial Co. Ltd.	14,894	87,166
	Asahi Intecc Co. Ltd.	29,900	498,438
	Asahi Kasei Corp.	199,183	1,932,276
	Asahi Kogyosha Co. Ltd.	4,304	100,329
#	Asahi Net, Inc.	6,100	28,011
	Asahi Yukizai Corp.	3,400	118,795
	Asanuma Corp.	13,000	88,854
	Asia Pile Holdings Corp.	8,400	76,467
	Asics Corp.	50,000	1,203,634
	ASKUL Corp.	5,100	45,046
	Astena Holdings Co. Ltd.	9,400	29,088
	Atrae, Inc.	4,000	17,947
*	Atsugi Co. Ltd.	2,800	20,926
	Aucnet, Inc.	5,000	66,492
	Autobacs Seven Co. Ltd.	17,900	190,681
#	Aval Data Corp.	700	13,385
	Avant Group Corp.	4,800	50,993
	Avex, Inc.	7,900	61,141
	Awa Bank Ltd.	8,500	285,830
#	Axell Corp.	2,200	17,471
	Axial Retailing, Inc.	19,896	149,406
	Azbil Corp.	59,200	518,101
	AZ-COM MARUWA Holdings, Inc.	14,800	94,994
	AZOOM Co. Ltd.	1,200	35,155
	Bandai Namco Holdings, Inc.	44,000	1,141,743
	Bando Chemical Industries Ltd.	9,300	121,832
		Shares	Value»
JAPAN — (Continued)
*	Bank of Innovation, Inc.	300	$12,186
	Bank of Iwate Ltd.	2,100	83,055
	Bank of Nagoya Ltd.	8,997	285,083
	Bank of Saga Ltd.	3,800	113,110
	Bank of the Ryukyus Ltd.	7,200	102,731
	Base Co. Ltd.	2,200	43,357
*	baudroie, Inc.	1,800	23,813
	BayCurrent, Inc.	17,600	620,141
	Belc Co. Ltd.	2,900	143,667
	Bell System24 Holdings, Inc.	6,700	62,128
	Bell-Park Co. Ltd.	700	11,579
	Belluna Co. Ltd.	12,000	75,571
*	Bengo4.com, Inc.	1,400	26,322
#	Bewith, Inc.	1,100	11,815
	Bic Camera, Inc.	19,600	217,796
	BIPROGY, Inc.	16,300	541,312
	B-Lot Co. Ltd.	1,500	14,596
	Blue Zones Holdings Co. Ltd.	4,900	281,171
	BML, Inc.	5,904	149,412
#	Bookoff Group Holdings Ltd.	3,100	31,790
	Bourbon Corp.	1,300	22,865
*††	Bourbon Corp. SA	3,477	0
#	Br Holdings Corp.	4,200	9,587
	B-R31 Ice Cream Co. Ltd.	400	10,317
	Bridgestone Corp.	105,200	2,368,500
#	Broadmedia Corp.	1,700	21,295
	Brother Industries Ltd.	46,800	954,139
#	Buffalo, Inc.	1,500	43,682
#	Bull-Dog Sauce Co. Ltd.	2,700	32,750
	Bunka Shutter Co. Ltd.	12,000	156,902
	Bushiroad, Inc.	7,400	13,547
	Business Brain Showa-Ota, Inc.	3,800	82,604
	Business Engineering Corp.	7,000	64,898
	BuySell Technologies Co. Ltd.	2,800	88,785
	C Uyemura & Co. Ltd.	2,600	300,682
	CAC Holdings Corp.	3,200	41,509
	Calbee, Inc.	18,000	352,189
#	Can Do Co. Ltd.	600	13,285
	Canon Marketing Japan, Inc.	9,600	418,835
	Canon, Inc. (7751 JP)	38,000	1,156,677
	Capcom Co. Ltd.	33,200	846,232
	Career Design Center Co. Ltd.	1,000	15,824
#	Careerlink Co. Ltd.	1,300	22,203

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Carlit Co. Ltd.	6,900	$101,285
	Casio Computer Co. Ltd.	36,900	360,771
	Cawachi Ltd.	3,300	66,141
	CCI Group, Inc.	50,000	299,901
#	CDS Co. Ltd.	1,000	11,750
	Celsys, Inc.	6,800	63,617
	Central Automotive Products Ltd.	11,400	154,142
	Central Glass Co. Ltd.	6,300	148,515
	Central Japan Railway Co.	18,260	509,419
	Central Security Patrols Co. Ltd.	2,200	41,491
#	Ceres, Inc.	1,800	21,355
#	Change Holdings, Inc.	9,900	67,342
#	Charm Care Corp. KK	4,200	35,415
	Chiba Bank Ltd.	52,300	708,075
	Chiba Kogyo Bank Ltd.	14,600	187,819
#	Chikaranomoto Holdings Co. Ltd.	1,900	17,645
	Chino Corp.	4,200	38,205
	Chiyoda Co. Ltd.	7,600	54,010
*	Chiyoda Corp.	20,700	172,063
	Chiyoda Integre Co. Ltd.	2,800	59,901
	Chofu Seisakusho Co. Ltd.	2,439	31,568
	Chori Co. Ltd.	3,300	84,280
	Chubu Shiryo Co. Ltd.	5,600	65,510
#	Chubu Steel Plate Co. Ltd.	3,100	44,227
	Chudenko Corp.	7,100	202,514
	Chuetsu Pulp & Paper Co. Ltd.	2,300	29,996
	Chugai Ro Co. Ltd.	1,400	42,456
	Chugin Financial Group, Inc.	36,800	666,090
	Chugoku Marine Paints Ltd.	8,500	239,733
#	Chuo Spring Co. Ltd.	5,000	110,468
	Chuo Warehouse Co. Ltd.	3,700	40,927
	Citizen Watch Co. Ltd.	71,300	630,164
	CKD Corp.	8,500	226,730
#	CK-San-Etsu Co. Ltd.	2,100	58,085
	Cleanup Corp.	9,300	52,552
	Coca-Cola Bottlers Japan Holdings, Inc.	21,442	478,311
	COLOPL, Inc.	15,400	44,464
		Shares	Value»
JAPAN — (Continued)
	Computer Engineering & Consulting Ltd.	3,300	$47,049
#	Computer Institute of Japan Ltd.	10,800	36,613
	COMSYS Holdings Corp.	21,064	658,123
	Comture Corp.	7,200	75,607
*	COOKPAD, Inc.	14,800	14,063
	Copro-Holdings Co. Ltd.	3,800	26,428
#	Core Corp.	1,800	26,746
#	Cosel Co. Ltd.	5,200	39,216
	Cosmo Energy Holdings Co. Ltd.	34,200	1,025,560
	Cosmos Initia Co. Ltd.	2,100	15,947
	Cosmos Pharmaceutical Corp.	7,100	318,054
#	Cota Co. Ltd.	4,697	35,676
	CREAL, Inc.	2,500	15,734
#	Create Restaurants Holdings, Inc.	41,400	198,135
	Create SD Holdings Co. Ltd.	6,300	132,332
	Credit Saison Co. Ltd.	35,671	963,048
	Creek & River Co. Ltd.	2,900	28,539
	Cresco Ltd.	8,400	91,202
#	Cross Cat Co. Ltd.	1,600	10,732
	CTI Engineering Co. Ltd.	6,600	126,162
#	CTS Co. Ltd.	8,400	55,398
	Curves Holdings Co. Ltd.	11,200	54,016
	CyberAgent, Inc.	41,100	372,863
#*	CYBERDYNE, Inc.	16,000	28,383
#	Cybozu, Inc.	5,500	84,824
	Dai Nippon Printing Co. Ltd.	35,600	638,742
	Dai Nippon Toryo Co. Ltd.	5,000	44,569
	Daicel Corp.	51,600	487,114
	Dai-Dan Co. Ltd.	18,600	322,629
#	Daido Metal Co. Ltd.	11,700	77,836
	Daido Steel Co. Ltd.	34,500	443,181
	Daiei Kankyo Co. Ltd.	8,800	232,103
	Daifuku Co. Ltd.	22,800	817,909
	Daihatsu Infinearth Mfg Co. Ltd.	4,800	76,325
	Daiho Corp.	10,500	53,359
	Dai-Ichi Cutter Kogyo KK	2,000	17,811
	Daiichi Jitsugyo Co. Ltd.	4,800	98,799

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Daiichi Kensetsu Corp.	3,200	$78,092
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	3,500	52,851
	Dai-ichi Life Holdings, Inc.	251,400	2,210,847
	Daiichikosho Co. Ltd.	19,100	206,521
	Daiki Aluminium Industry Co. Ltd.	9,000	76,367
	Daikin Industries Ltd.	13,600	1,629,693
	Daikokutenbussan Co. Ltd.	1,700	55,817
	Daikyonishikawa Corp.	8,384	44,447
	Dainichi Co. Ltd.	1,800	10,569
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	107,039
	Daio Paper Corp.	16,600	104,171
	Daiseki Co. Ltd.	6,980	156,879
	Daishi Hokuetsu Financial Group, Inc.	70,200	836,931
	Daishinku Corp.	7,600	28,952
	Daisue Construction Co. Ltd.	2,500	61,946
	Daito Pharmaceutical Co. Ltd.	4,680	40,401
	Daito Trust Construction Co. Ltd.	20,500	416,097
	Daitron Co. Ltd.	5,000	81,969
	Daiwa House Industry Co. Ltd.	82,200	2,800,888
	Daiwa Industries Ltd.	7,900	79,446
	Daiwa Securities Group, Inc.	125,604	1,223,933
	Daiwabo Holdings Co. Ltd.	24,600	483,779
	DCM Holdings Co. Ltd.	31,600	333,182
	Dear Life Co. Ltd.	7,200	53,411
	Delica Foods Holdings Co. Ltd.	2,100	12,061
#	DeNA Co. Ltd.	20,200	331,258
	Denka Co. Ltd.	15,700	302,191
	Densan System Holdings Co. Ltd.	900	18,910
	Denso Corp.	48,200	668,764
	Dentsu Group, Inc.	30,574	593,488
	Dentsu Soken, Inc.	15,900	250,633
#	Denyo Co. Ltd.	5,000	118,573
	Dexerials Corp.	43,200	757,911
	DIC Corp.	18,465	451,928
	Digital Arts, Inc.	2,400	87,167
		Shares	Value»
JAPAN — (Continued)
*	Digital Holdings, Inc.	3,000	$39,156
	Digital Information Technologies Corp.	4,600	37,862
#	Dip Corp.	8,600	114,143
	Disco Corp.	5,100	2,173,878
	DKK Co. Ltd.	2,700	46,799
	DKS Co. Ltd.	1,400	92,941
	DMG Mori Co. Ltd.	31,900	562,979
	Doshisha Co. Ltd.	6,800	142,155
	Doutor Nichires Holdings Co. Ltd.	8,000	145,868
	Dowa Holdings Co. Ltd.	12,800	758,118
	DTS Corp.	30,000	244,395
	Duskin Co. Ltd.	7,800	214,239
#	DyDo Group Holdings, Inc.	5,400	86,180
#	Eagle Industry Co. Ltd.	5,900	118,174
	Earth Corp.	3,500	110,622
#	EAT&HOLDINGS Co. Ltd.	1,800	24,028
#	Ebara Corp.	74,900	2,267,585
	Ebara Foods Industry, Inc.	1,600	27,002
	Ebara Jitsugyo Co. Ltd.	3,800	52,650
#	Ebase Co. Ltd.	4,800	13,555
#	Eco's Co. Ltd.	2,800	55,198
	EDION Corp.	19,900	272,399
	eGuarantee, Inc.	5,400	61,207
	Ehime Bank Ltd.	8,100	89,099
	Eizo Corp.	6,100	85,413
	EJ Holdings, Inc.	3,000	34,917
	Elan Corp.	5,100	22,114
	Elecom Co. Ltd.	10,700	114,352
	en, Inc.	4,100	38,101
	Endo Lighting Corp.	3,700	56,942
	ENEOS Holdings, Inc.	436,400	3,688,415
#	Enomoto Co. Ltd.	1,000	15,743
	Ensuiko Sugar Refining Co. Ltd.	4,700	16,423
	Entrust, Inc.	1,800	13,117
#	eRex Co. Ltd.	5,800	23,631
	ERI Holdings Co. Ltd.	900	25,102
	ES-Con Japan Ltd.	8,500	65,630
	Eslead Corp.	2,600	113,753
	ESPEC Corp.	4,900	108,976
	eWeLL Co. Ltd.	2,200	35,623
	Exedy Corp.	8,300	305,859
	EXEO Group, Inc.	39,338	656,324
	Ezaki Glico Co. Ltd.	9,900	355,617
	FaithNetwork Co. Ltd.	5,500	29,780
	FALCO HOLDINGS Co. Ltd.	2,800	48,455
	FANUC Corp.	6,534	262,370

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fast Retailing Co. Ltd.	7,500	$2,861,496
	FCC Co. Ltd.	9,400	228,849
	Feed One Co. Ltd.	7,600	54,804
#	Ferrotec Corp.	12,900	493,212
	FIDEA Holdings Co. Ltd.	70	908
	Financial Partners Group Co. Ltd.	15,800	207,572
#	FINDEX, Inc.	1,800	10,008
	Fintech Global, Inc.	54,700	51,779
	First Bank of Toyama Ltd.	13,200	190,134
	Fit Easy, Inc.	600	9,468
#	Fixstars Corp.	7,900	77,622
	FJ Next Holdings Co. Ltd.	6,900	65,456
#	Focus Systems Corp.	1,800	21,378
	Food & Life Cos. Ltd.	24,700	1,349,360
	Forval Corp.	500	3,695
	Foster Electric Co. Ltd.	4,700	84,378
	FP Corp.	9,500	161,718
#	FP Partner, Inc.	1,300	18,887
#	France Bed Holdings Co. Ltd.	6,600	56,819
	Freebit Co. Ltd.	2,300	24,522
	F-Tech, Inc.	2,000	10,211
	FTGroup Co. Ltd.	1,500	12,436
	Fudo Tetra Corp.	3,690	71,676
#	Fuji Co. Ltd.	10,100	137,645
	Fuji Corp. (6134 JP)	14,400	354,771
	Fuji Electric Co. Ltd.	19,023	1,355,058
	Fuji Kyuko Co. Ltd.	5,699	75,497
	Fuji Media Holdings, Inc.	8,800	221,595
	Fuji Seal International, Inc.	9,637	199,300
#	Fujibo Holdings, Inc.	2,157	120,147
#	Fujicco Co. Ltd.	4,500	47,040
	FUJIFILM Holdings Corp.	34,200	683,154
	Fujikura Composites, Inc.	4,800	70,483
#	Fujikura Kasei Co. Ltd.	8,100	39,012
	Fujikura Ltd.	32,200	4,047,119
	Fujimi, Inc.	6,100	107,828
	Fujita Kanko, Inc.	8,000	128,943
	Fujitsu Ltd.	109,000	3,028,650
#	Fujiya Co. Ltd.	801	13,267
	FuKoKu Co. Ltd.	2,600	33,786
	Fukuda Corp.	2,000	100,898
	Fukuda Denshi Co. Ltd.	4,400	241,268
#	Fukui Bank Ltd.	2,700	51,011
	Fukui Computer Holdings, Inc.	2,300	47,074
		Shares	Value»
JAPAN — (Continued)
	Fukuoka Financial Group, Inc.	24,328	$884,659
	Fukuyama Transporting Co. Ltd.	4,300	127,879
	FULLCAST Holdings Co. Ltd.	4,900	53,345
	Fumakilla Ltd.	1,300	9,739
	Funai Soken Holdings, Inc.	16,960	122,938
	Furukawa Co. Ltd.	7,400	221,620
#	Furuno Electric Co. Ltd.	7,300	336,908
#	Furuya Metal Co. Ltd.	3,400	92,824
	Fuso Chemical Co. Ltd.	4,900	236,169
	Fuso Dentsu Co. Ltd.	1,800	23,126
	Fuso Pharmaceutical Industries Ltd.	1,600	23,535
	Futaba Industrial Co. Ltd.	17,500	117,747
	Future Corp.	10,800	132,529
	Fuyo General Lease Co. Ltd.	15,600	438,702
	G-7 Holdings, Inc.	7,500	70,812
	GA Technologies Co. Ltd.	5,900	59,366
	Gakken Holdings Co. Ltd.	11,700	79,296
	Gakkyusha Co. Ltd.	1,500	23,295
	Gakujo Co. Ltd.	1,000	11,473
	Galilei Co. Ltd.	5,200	129,717
	Gamecard Holdings, Inc.	1,500	29,184
	Gecoss Corp.	3,900	39,965
#*	Geniee, Inc.	3,100	22,022
	Genki Global Dining Concepts Corp.	2,400	48,240
	Genky DrugStores Co. Ltd.	4,800	130,889
	Geo Holdings Corp.	8,000	94,240
#	Gift Holdings, Inc.	2,200	52,212
	giftee, Inc.	4,600	37,872
	Global Link Management KK	2,500	33,551
	GLOBERIDE, Inc.	5,900	83,915
	Glory Ltd.	10,900	283,921
	GLtechno Holdings, Inc.	3,780	79,587
	GMO Financial Gate, Inc.	1,200	39,465
#	GMO Financial Holdings, Inc.	10,400	59,850
	GMO internet group, Inc.	15,200	378,802
	GMO Payment Gateway, Inc.	5,800	334,984

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Godo Steel Ltd.	1,800	$46,597
*	Gokurakuyu Holdings Co. Ltd.	3,900	12,278
	Goldcrest Co. Ltd.	4,600	98,873
	Goldwin, Inc.	11,100	185,250
#	Good Com Asset Co. Ltd.	2,900	24,602
#	Gourmet Kineya Co. Ltd.	1,900	12,297
	Grandy House Corp.	3,100	12,602
	GREE Holdings, Inc.	12,400	32,504
	Greens Co. Ltd.	3,000	40,976
	grems, Inc.	2,000	31,110
	GS Yuasa Corp.	17,499	407,351
	GSI Creos Corp.	3,000	48,717
	G-Tekt Corp.	5,900	74,871
#*	Gumi, Inc.	8,100	18,576
	Gun-Ei Chemical Industry Co. Ltd.	1,500	47,457
	Gunma Bank Ltd.	91,800	1,155,735
	H.U. Group Holdings, Inc.	13,900	288,715
	H2O Retailing Corp.	27,260	373,295
	Hachijuni Nagano Bank Ltd.	88,700	1,108,162
#	Hagihara Industries, Inc.	3,400	37,469
	Hagiwara Electric Holdings Co. Ltd.	2,500	59,606
#	Hakudo Co. Ltd.	1,900	28,853
	Hakuhodo DY Holdings, Inc.	56,125	419,365
	Hakuto Co. Ltd.	1,900	51,012
	Halows Co. Ltd.	2,800	82,345
	Hamakyorex Co. Ltd.	28,400	336,875
	Hamamatsu Photonics KK	30,100	336,345
	Hankyu Hanshin Holdings, Inc.	44,100	1,231,406
	Hanwa Co. Ltd.	10,600	539,054
	Happinet Corp.	8,200	146,890
	Hard Off Corp. Co. Ltd.	2,800	36,818
	Haseko Corp.	60,900	1,248,228
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	19,390
	Hazama Ando Corp.	34,200	442,247
	Heiwa Real Estate Co. Ltd.	4,500	65,850
#	Heiwado Co. Ltd.	8,202	156,295
	Hennge KK	2,500	18,767
	Hibino Corp.	900	18,757
	Hibiya Engineering Ltd.	4,400	137,036
	Hikari Tsushin, Inc.	900	248,563
#	HI-LEX Corp.	4,100	91,763
	Hioki EE Corp.	1,900	75,670
		Shares	Value»
JAPAN — (Continued)
	Hirakawa Hewtech Corp.	2,730	$48,609
	Hirano Tecseed Co. Ltd.	1,800	21,434
	Hirata Corp.	5,658	94,019
	Hirogin Holdings, Inc.	65,800	745,244
	Hirose Electric Co. Ltd.	5,300	572,197
	Hirose Tusyo, Inc.	900	21,532
	Hiroshima Electric Railway Co. Ltd.	2,500	10,287
	HIS Co. Ltd.	15,000	124,589
	Hisaka Works Ltd.	5,000	49,876
	Hisamitsu Pharmaceutical Co., Inc.	10,400	428,430
	Hitachi Construction Machinery Co. Ltd.	23,400	765,156
	Hochiki Corp.	3,900	124,735
#	Hodogaya Chemical Co. Ltd.	2,700	39,871
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	46,295
	Hokkaido Gas Co. Ltd.	10,000	53,289
	Hokkan Holdings Ltd.	2,500	37,763
#	Hokko Chemical Industry Co. Ltd.	6,000	67,988
#	Hokuetsu Corp.	30,900	181,627
	Hokuhoku Financial Group, Inc.	38,000	1,306,016
	Hokuriku Electric Industry Co. Ltd.	2,400	46,954
	Hokuriku Electrical Construction Co. Ltd.	3,480	35,434
	Hokuryo Co. Ltd.	1,000	19,544
	Hokuto Corp.	3,900	50,005
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,244,841
	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	256,895
	H-One Co. Ltd.	5,000	46,836
	Honeys Holdings Co. Ltd.	7,850	74,789
	Hoosiers Holdings Co. Ltd.	7,100	60,913
	Horiba Ltd.	9,200	1,091,172
	Hoshizaki Corp.	11,900	392,284
	Hosiden Corp.	13,000	216,567
	Hosokawa Micron Corp.	3,600	142,797
#	Hotland Holdings Co. Ltd.	3,400	42,817
	House Foods Group, Inc.	8,600	166,575

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hoya Corp.	15,800	$2,650,542
	HS Holdings Co. Ltd.	4,600	38,776
	Hulic Co. Ltd.	66,269	789,722
	Hyakugo Bank Ltd.	55,900	508,368
	Hyakujushi Bank Ltd.	5,600	302,809
	Ibiden Co. Ltd.	50,000	2,635,737
	IBJ, Inc.	4,200	19,644
#	Ichibanya Co. Ltd.	11,400	66,106
	Ichigo, Inc.	24,600	64,918
	Ichiken Co. Ltd.	800	25,823
	Ichikoh Industries Ltd.	11,300	37,599
	Ichinen Holdings Co. Ltd.	5,200	70,986
#	Icom, Inc.	1,900	36,740
	ID Holdings Corp.	2,450	31,695
	Idec Corp.	6,000	111,827
	IDOM, Inc.	15,000	147,672
	Ifuji Sangyo Co. Ltd.	700	9,402
#	IG Port, Inc.	2,400	18,749
	IHI Corp.	56,000	1,295,626
	Iida Group Holdings Co. Ltd.	25,740	425,114
	Iino Kaiun Kaisha Ltd.	20,000	202,940
#	IKK Holdings, Inc.	4,000	20,616
	I'll, Inc.	2,100	33,711
	Imasen Electric Industrial	1,800	10,331
	i-mobile Co. Ltd.	12,200	40,906
#	Imuraya Group Co. Ltd.	1,800	29,004
	Inaba Denki Sangyo Co. Ltd.	21,400	356,444
#	Inaba Seisakusho Co. Ltd.	2,800	28,942
	Inabata & Co. Ltd.	12,000	303,726
#	I-NE Co. Ltd.	2,500	21,633
	Ines Corp.	4,700	57,090
	Infomart Corp.	42,800	125,076
*	Inforich, Inc.	1,900	22,458
	INFRONEER Holdings, Inc.	52,240	782,429
	Innotech Corp.	4,100	56,230
	Insource Co. Ltd.	11,100	52,068
	Intage Holdings, Inc.	2,000	21,913
#	Intelligent Wave, Inc.	2,300	14,152
	Internet Initiative Japan, Inc.	23,100	373,252
*	Intloop, Inc.	900	20,997
	Inui Global Logistics Co. Ltd.	4,000	33,528
#	IPS, Inc.	2,400	45,892
	Iriso Electronics Co. Ltd.	3,900	84,227
	ISB Corp.	3,100	36,374
	Ise Chemicals Corp.	4,000	153,697
	Iseki & Co. Ltd.	2,800	32,398
	Isetan Mitsukoshi Holdings Ltd.	57,700	926,002
		Shares	Value»
JAPAN — (Continued)
#	Ishihara Chemical Co. Ltd.	1,100	$16,473
	Ishihara Sangyo Kaisha Ltd.	8,500	161,379
	Ishizuka Glass Co. Ltd.	600	14,250
#	Istyle, Inc.	19,600	57,500
	Isuzu Motors Ltd.	134,300	2,163,547
	Itfor, Inc.	5,500	60,330
#	ITmedia, Inc.	1,700	18,904
	Ito En Ltd.	15,619	288,641
	Itochu Enex Co. Ltd.	16,100	199,464
	Itoham Yonekyu Holdings, Inc.	6,800	264,733
	Itoki Corp.	9,400	158,543
	IwaiCosmo Holdings, Inc.	5,600	126,026
	Iwaki Co. Ltd.	1,700	29,484
	Iwatani Corp.	47,300	561,025
	Iwatsuka Confectionery Co. Ltd.	1,800	35,502
	Iyogin Holdings, Inc.	49,300	917,717
	Izumi Co. Ltd.	8,800	174,085
#	J Front Retailing Co. Ltd.	54,400	794,191
	J Trust Co. Ltd.	18,300	57,840
	JAC Recruitment Co. Ltd.	16,000	102,390
	Jaccs Co. Ltd.	6,700	183,659
*	Jade Group, Inc.	2,700	29,153
	JAFCO Group Co. Ltd.	17,400	274,680
#	JANOME Corp.	7,199	55,855
	Japan Airlines Co. Ltd.	28,300	534,734
	Japan Airport Terminal Co. Ltd.	15,900	497,884
	Japan Animal Referral Medical Center Co. Ltd.	3,000	24,205
	Japan Aviation Electronics Industry Ltd.	12,800	199,978
	Japan Business Systems, Inc.	2,400	28,448
#*	Japan Communications, Inc.	27,400	25,312
	Japan Electronic Materials Corp.	2,200	67,869
	Japan Elevator Service Holdings Co. Ltd.	31,400	330,613
	Japan Engine Corp.	800	70,798
	Japan Exchange Group, Inc.	86,200	940,633

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Japan Eyewear Holdings Co. Ltd.	1,800	$23,418
	Japan Investment Adviser Co. Ltd.	6,900	99,401
	Japan Lifeline Co. Ltd.	14,600	145,835
	Japan Material Co. Ltd.	13,200	153,076
	Japan Post Insurance Co. Ltd.	15,600	483,164
	Japan Pulp & Paper Co. Ltd.	40,000	249,284
	Japan Pure Chemical Co. Ltd.	500	15,835
	Japan Securities Finance Co. Ltd.	23,500	323,244
	Japan Steel Works Ltd.	6,500	359,792
#	Japan System Techniques Co. Ltd.	3,000	47,076
	Japan Transcity Corp.	8,700	68,712
	Japan Wool Textile Co. Ltd.	14,300	172,332
	JBCC Holdings, Inc.	15,200	146,413
	JCU Corp.	5,100	186,417
	Jeol Ltd.	11,080	447,001
	JFE Systems, Inc.	2,600	38,128
	JGC Holdings Corp.	52,200	731,534
	Jichodo Co. Ltd.	200	12,979
#	JINS Holdings, Inc.	1,200	40,169
	JINUSHI Co. Ltd.	3,100	63,550
#	JK Holdings Co. Ltd.	3,200	29,666
	J-Lease Co. Ltd.	4,000	37,130
	JM Holdings Co. Ltd.	6,600	76,476
	J-Oil Mills, Inc.	4,600	60,441
	Joshin Denki Co. Ltd.	4,400	78,152
	Joyful Honda Co. Ltd.	9,500	130,675
#	JP-Holdings, Inc.	13,200	59,739
	JSB Co. Ltd.	2,500	52,388
	JSP Corp.	3,600	56,783
	JTEKT Corp.	31,700	374,309
	Juroku Financial Group, Inc.	8,100	430,717
	Justsystems Corp.	7,200	222,385
	JVCKenwood Corp.	55,200	448,660
	Kadoya Sesame Mills, Inc.	900	23,315
	Kaga Electronics Co. Ltd.	8,400	210,957
#	Kagome Co. Ltd.	14,200	251,462
	Kajima Corp.	34,300	1,399,294
	Kakaku.com, Inc.	27,945	381,398
#	Kamakura Shinsho Ltd.	3,900	14,605
	Kameda Seika Co. Ltd.	1,900	47,911
	Kamei Corp.	8,300	165,728
		Shares	Value»
JAPAN — (Continued)
	Kamigumi Co. Ltd.	16,600	$580,930
	Kanaden Corp.	4,800	66,197
	Kanadevia Corp.	50,700	334,757
	Kanagawa Chuo Kotsu Co. Ltd.	1,500	35,622
	Kanamoto Co. Ltd.	7,956	191,891
	Kandenko Co. Ltd.	28,600	1,029,668
#	Kaneko Seeds Co. Ltd.	2,900	27,891
	Kanematsu Corp.	39,940	524,599
	Kanemi Co. Ltd.	1,000	22,780
#	Kanro, Inc.	5,200	54,290
	Kansai Electric Power Co., Inc.	50,300	802,533
	Kansai Paint Co. Ltd.	32,700	521,871
	Kanto Denka Kogyo Co. Ltd.	12,900	107,938
	Kao Corp.	22,300	892,055
#	Kappa Create Co. Ltd.	4,000	40,793
	Katakura Industries Co. Ltd.	6,600	125,472
	Katitas Co. Ltd.	11,400	225,248
	Kawada Technologies, Inc.	4,200	127,192
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	38,531
	Kawasaki Heavy Industries Ltd.	21,700	1,811,433
	KDDI Corp.	206,600	3,488,229
#	KeePer Technical Laboratory Co. Ltd.	3,200	66,255
	Keihan Holdings Co. Ltd.	22,500	499,809
	Keihanshin Building Co. Ltd.	5,500	68,205
	Keikyu Corp.	32,100	315,489
	Keio Corp.	15,700	391,579
	Keisei Electric Railway Co. Ltd.	35,322	279,118
	KEIWA, Inc.	3,800	32,624
	Keiyo Bank Ltd.	24,600	295,572
	Kenko Mayonnaise Co. Ltd.	3,900	50,562
	Kewpie Corp.	18,323	514,215
	Keyence Corp.	3,200	1,173,953
	KH Neochem Co. Ltd.	6,600	108,561
#	Kibun Foods, Inc.	3,200	22,780
	Kimura Chemical Plants Co. Ltd.	5,400	44,124
	Kimura Kohki Co. Ltd.	600	49,573
	Kimura Unity Co. Ltd.	4,800	28,391
	Kinden Corp.	15,800	699,149
#	Kinjiro Co. Ltd.	1,900	13,297
	Kintetsu Group Holdings Co. Ltd.	18,100	375,644

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kissei Pharmaceutical Co. Ltd.	7,400	$220,409
	Ki-Star Real Estate Co. Ltd.	3,600	147,257
	Kita-Nippon Bank Ltd.	2,400	72,916
	Kitano Construction Corp.	6,400	64,204
	Kitoku Shinryo Co. Ltd.	1,300	21,528
	Kitz Corp.	16,600	216,656
	Kiyo Bank Ltd.	17,000	415,170
#*	KNT-CT Holdings Co. Ltd.	2,900	32,755
	Koa Corp.	3,600	36,277
	Koa Shoji Holdings Co. Ltd.	2,000	10,860
#	Koatsu Gas Kogyo Co. Ltd.	6,900	50,083
	Kobe Bussan Co. Ltd.	20,200	493,677
#	Kobe Electric Railway Co. Ltd.	1,100	17,607
	Kobe Steel Ltd.	94,720	1,363,476
	Koei Tecmo Holdings Co. Ltd.	4,749	52,676
	Kohnan Shoji Co. Ltd.	7,300	183,718
	Kohsoku Corp.	2,000	38,882
	Koike Sanso Kogyo Co. Ltd.	2,000	24,293
	Koike-ya, Inc.	400	11,971
	Koito Manufacturing Co. Ltd.	31,745	496,975
	Kojima Co. Ltd.	7,900	63,832
	Kokusai Electric Corp.	8,900	369,495
	Kokuyo Co. Ltd.	59,000	345,678
	Komatsu Ltd.	108,300	4,145,203
#	Komatsu Matere Co. Ltd.	7,000	39,343
	Komatsu Wall Industry Co. Ltd.	4,000	73,410
	KOMEDA Holdings Co. Ltd.	11,900	218,155
	Komehyo Holdings Co. Ltd.	1,800	38,857
	Komeri Co. Ltd.	5,600	119,497
	Komori Corp.	8,400	91,177
#	Kondotec, Inc.	4,900	47,254
	Konica Minolta, Inc.	111,800	489,375
	Konishi Co. Ltd.	13,400	113,038
	Konoike Transport Co. Ltd.	8,200	176,489
#	Kosaido Holdings Co. Ltd.	20,700	66,811
#	Kose Holdings Corp.	9,000	321,085
#	Koshidaka Holdings Co. Ltd.	12,500	96,515
		Shares	Value»
JAPAN — (Continued)
#	Kotobuki Spirits Co. Ltd.	23,300	$270,603
*	Kourakuen Corp.	1,600	11,645
	Kozo Keikaku Engineering Holdings, Inc.	3,000	60,721
	KPP Group Holdings Co. Ltd.	16,500	94,304
	Kraftia Corp.	8,800	458,935
	Krosaki Harima Corp.	5,100	138,378
#	KRS Corp.	4,000	77,261
	K's Holdings Corp.	35,400	368,156
	KU Holdings Co. Ltd.	5,200	42,332
	Kubota Corp. (6326 JP)	83,300	1,276,294
#	Kumagai Gumi Co. Ltd.	35,108	394,021
	Kumiai Chemical Industry Co. Ltd.	15,710	71,470
	Kura Sushi, Inc.	3,800	83,594
	Kurabo Industries Ltd.	4,400	258,489
	Kuraray Co. Ltd.	67,328	726,840
	Kureha Corp.	10,800	306,712
#	Kurimoto Ltd.	10,500	116,607
	Kurita Water Industries Ltd.	18,400	920,364
	Kuriyama Holdings Corp.	4,400	48,387
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	298,796
	KYB Corp.	10,800	306,835
	Kyocera Corp.	101,600	1,524,285
	Kyodo Printing Co. Ltd.	8,400	88,914
	Kyoei Steel Ltd.	5,500	88,646
	Kyokuto Boeki Kaisha Ltd.	3,000	37,159
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	160,205
	Kyokuto Securities Co. Ltd.	5,500	61,491
	Kyokuyo Co. Ltd.	2,500	83,227
	Kyorin Pharmaceutical Co. Ltd.	8,400	88,163
	Kyoritsu Maintenance Co. Ltd.	16,800	305,489
	Kyosan Electric Manufacturing Co. Ltd.	10,000	43,514
	Kyoto Financial Group, Inc.	42,396	1,024,216
	Kyowa Kirin Co. Ltd.	14,800	240,265
	Kyowa Leather Cloth Co. Ltd.	3,500	24,667
	Kyushu Electric Power Co., Inc.	44,200	492,030

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kyushu Financial Group, Inc.	85,550	$641,271
	Kyushu Leasing Service Co. Ltd.	1,700	15,814
	Kyushu Railway Co.	14,800	376,889
#	LA Holdings Co. Ltd.	1,800	116,349
#	Lacto Japan Co. Ltd.	1,700	38,714
	Lasertec Corp.	6,399	1,470,090
#	LEC, Inc.	5,400	35,957
	Leopalace21 Corp.	45,800	204,738
	Life Corp.	12,200	201,354
	Lifedrink Co., Inc.	11,400	119,542
	LIFULL Co. Ltd.	19,000	21,576
	Link & Motivation, Inc.	11,100	36,170
	Lintec Corp.	10,600	327,038
	Lion Corp.	56,201	602,471
	LITALICO, Inc.	5,600	43,083
	Lixil Corp.	49,300	565,556
	Loadstar Capital KK	2,600	50,693
#	Look Holdings, Inc.	2,000	31,922
	Luckland Co. Ltd.	800	9,428
	LY Corp.	207,900	532,311
	M&A Capital Partners Co. Ltd.	3,200	65,180
	M3, Inc.	22,400	276,394
	Mabuchi Motor Co. Ltd.	44,864	421,448
	Macnica Holdings, Inc.	25,350	434,640
	Maeda Kosen Co. Ltd.	10,400	124,470
#	Maezawa Industries, Inc.	3,600	48,886
#	Maezawa Kasei Industries Co. Ltd.	3,600	53,674
#	Maezawa Kyuso Industries Co. Ltd.	4,200	44,423
	Makino Milling Machine Co. Ltd.	6,000	442,181
	Makita Corp. (6586 JP)	13,966	485,256
	Mamiya-Op Co. Ltd.	1,400	15,451
	Mammy Mart Holdings Corp.	2,000	18,238
#	Management Solutions Co. Ltd.	2,600	21,904
	Mandom Corp.	8,800	180,400
	Mani, Inc.	16,800	165,745
	Marubun Corp.	5,900	52,303
#	Maruchiyo Yamaokaya Corp.	1,400	29,774
	Marudai Food Co. Ltd.	3,200	47,455
	Maruha Nichiro Corp.	31,800	286,406
	Marui Group Co. Ltd.	28,100	549,914
	Maruichi Steel Tube Ltd.	46,200	457,790
		Shares	Value»
JAPAN — (Continued)
	Maruwa Co. Ltd.	1,500	$461,186
	Maruzen Co. Ltd.	1,300	31,123
	Maruzen Showa Unyu Co. Ltd.	3,600	195,845
	Marvelous, Inc.	7,400	22,973
	Matching Service Japan Co. Ltd.	1,500	10,213
	Matsuda Sangyo Co. Ltd.	4,500	178,759
	Matsui Construction Co. Ltd.	6,000	58,200
	Matsui Securities Co. Ltd.	18,500	108,845
	MatsukiyoCocokara & Co.	49,080	786,205
	Matsuoka Corp.	1,800	29,467
#	Matsuyafoods Holdings Co. Ltd.	1,700	72,466
	Max Co. Ltd.	5,000	211,431
	Maxell Ltd.	11,200	161,123
	Maxvalu Tokai Co. Ltd.	2,300	55,721
#	Mazda Motor Corp.	100,006	769,581
	McDonald's Holdings Co. Japan Ltd.	14,600	633,107
	MCJ Co. Ltd.	23,800	242,531
	Mebuki Financial Group, Inc.	162,850	1,228,572
	MEC Co. Ltd.	2,800	100,526
	Media Do Co. Ltd.	1,300	13,789
	Medical System Network Co. Ltd.	4,300	14,472
	Medikit Co. Ltd.	600	11,578
	Medipal Holdings Corp.	31,400	569,105
#	Medius Holdings Co. Ltd.	3,500	18,572
#*	Medley, Inc.	5,100	78,756
	Megachips Corp.	1,600	87,635
	Megmilk Snow Brand Co. Ltd.	9,500	206,900
	Meidensha Corp.	8,800	344,875
	Meiho Facility Works Ltd.	2,000	14,183
	Meiji Electric Industries Co. Ltd.	1,500	22,865
	Meiko Electronics Co. Ltd.	6,600	541,269
	Meisei Industrial Co. Ltd.	10,800	120,355
	MEITEC Group Holdings, Inc.	18,400	411,587
	Meito Co. Ltd.	2,500	41,512
	Meiwa Corp.	5,000	29,898
	Meiwa Estate Co. Ltd.	3,800	28,065
	Members Co. Ltd.	1,500	13,706

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Menicon Co. Ltd.	15,700	$164,642
*	Mercari, Inc.	24,397	541,425
#	Mercuria Holdings Co. Ltd.	1,900	10,170
	METAWATER Co. Ltd.	4,500	96,385
	Micronics Japan Co. Ltd.	7,900	456,767
#	Midac Holdings Co. Ltd.	2,700	34,948
#	Mie Kotsu Group Holdings, Inc.	10,700	38,331
	Migalo Holdings, Inc.	9,700	26,550
	Milbon Co. Ltd.	2,210	36,310
#	MIMAKI ENGINEERING Co. Ltd.	3,700	42,307
	Minebea Mitsumi, Inc.	52,390	1,070,691
#	Mirai Industry Co. Ltd.	2,200	47,661
	Mirait One Corp.	23,910	573,741
	Mirarth Holdings, Inc.	22,000	56,162
	Miroku Jyoho Service Co. Ltd.	2,600	32,472
	MISUMI Group, Inc.	31,400	519,051
	Mitachi Co. Ltd.	900	12,512
	Mitani Corp.	8,000	123,215
#	Mitani Sangyo Co. Ltd.	7,800	30,427
	Mitani Sekisan Co. Ltd.	1,700	84,182
	Mito Securities Co. Ltd.	16,800	65,421
#	Mitsuba Corp.	9,700	81,973
	Mitsubishi Electric Corp.	57,700	1,803,811
	Mitsubishi Estate Co. Ltd.	51,600	1,315,073
	Mitsubishi Gas Chemical Co., Inc.	27,200	539,585
	Mitsubishi HC Capital, Inc.	181,970	1,588,041
	Mitsubishi Heavy Industries Ltd.	94,600	2,785,396
	Mitsubishi Kakoki Kaisha Ltd.	5,400	114,651
	Mitsubishi Logisnext Co. Ltd.	8,300	84,041
	Mitsubishi Logistics Corp.	63,500	542,414
#	Mitsubishi Motors Corp.	160,800	395,299
#	Mitsubishi Paper Mills Ltd.	7,800	33,676
#	Mitsubishi Pencil Co. Ltd.	8,500	126,090
		Shares	Value»
JAPAN — (Continued)
	Mitsubishi Research Institute, Inc.	1,900	$59,673
#	Mitsubishi Steel Manufacturing Co. Ltd.	2,000	24,309
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	8,841,475
	Mitsui Chemicals, Inc.	62,432	912,205
	Mitsui DM Sugar Co. Ltd.	4,500	97,817
	Mitsui E&S Co. Ltd.	30,800	1,368,722
	Mitsui Fudosan Co. Ltd.	98,700	1,131,783
#	Mitsui High-Tec, Inc.	20,000	96,710
	Mitsui Kinzoku Co. Ltd.	14,899	1,944,451
#	Mitsui OSK Lines Ltd.	25,300	793,027
	Mitsui-Soko Holdings Co. Ltd.	26,400	617,525
	Mitsuuroko Group Holdings Co. Ltd.	11,200	157,543
	Miura Co. Ltd.	22,000	452,365
	MIXI, Inc.	10,100	177,795
#	Miyaji Engineering Group, Inc.	6,000	75,579
#	Miyazaki Bank Ltd.	4,300	216,742
	Miyoshi Oil & Fat Co. Ltd.	1,700	27,419
	Mizuho Financial Group, Inc. (8411 JP)	98,380	4,271,449
	Mizuho Leasing Co. Ltd.	40,900	377,617
	Mizuho Medy Co. Ltd.	3,600	41,515
	Mizuno Corp.	16,500	341,851
	Modec, Inc.	2,100	204,787
	Monogatari Corp.	8,000	214,813
	MonotaRO Co. Ltd.	22,800	307,548
	Morinaga & Co. Ltd.	18,400	321,794
	Morinaga Milk Industry Co. Ltd.	22,900	591,368
	Morita Holdings Corp.	8,100	146,935
	Morito Co. Ltd.	5,100	59,415
	Moriya Transportation Engineering & Manufacturing Co. Ltd.	1,800	58,673
	Morozoff Ltd.	1,800	18,093
#	MOS Food Services, Inc.	4,500	122,589
	MrMax Holdings Ltd.	8,700	44,230
	MS&AD Insurance Group Holdings, Inc.	92,000	2,343,936
	MTG Co. Ltd.	2,100	57,416

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Mugen Estate Co. Ltd.	4,900	$66,150
	m-up Holdings, Inc.	15,200	81,220
	Murakami Corp.	1,900	79,767
	Murata Manufacturing Co. Ltd.	49,100	997,493
	Musashi Seimitsu Industry Co. Ltd.	10,800	191,135
	Musashino Bank Ltd.	5,500	196,288
	Muto Seiko Co.	1,000	14,468
	Nabtesco Corp.	2,800	75,873
#	NAC Co. Ltd.	4,200	14,741
	Nachi-Fujikoshi Corp.	2,598	82,246
#	Nafco Co. Ltd.	2,900	40,852
	Nagaileben Co. Ltd.	3,000	34,659
	Nagano Keiki Co. Ltd.	4,100	70,636
	Nagase & Co. Ltd.	26,100	678,356
	Nagase Brothers, Inc.	2,000	34,315
	Nagoya Railroad Co. Ltd.	27,100	302,878
	Nakamuraya Co. Ltd.	600	11,847
	Nakanishi, Inc.	14,200	199,098
	Namura Shipbuilding Co. Ltd.	12,300	335,300
	Nankai Electric Railway Co. Ltd.	14,000	259,247
	Nanto Bank Ltd.	6,600	284,848
	Nanyo Corp.	1,600	15,506
	Narasaki Sangyo Co. Ltd.	700	18,008
#	Natori Co. Ltd.	1,900	23,150
	NCD Co. Ltd./Shinagawa	1,000	20,739
	NEC Capital Solutions Ltd.	3,800	100,066
	NEC Corp.	52,000	1,762,781
#*	Net Protections Holdings, Inc.	9,700	30,050
	New Art Holdings Co. Ltd.	2,310	21,737
	New Cosmos Electric Co. Ltd.	900	24,263
	Nexon Co. Ltd.	9,300	222,495
#	Nextage Co. Ltd.	10,600	224,563
*	NexTone, Inc.	1,200	13,137
	NGK Insulators Ltd.	46,292	1,109,063
	NH Foods Ltd.	17,000	771,826
	NHK Spring Co. Ltd.	44,400	806,912
	Nicca Chemical Co. Ltd.	1,900	19,826
	Nichias Corp.	14,100	707,381
#	Nichiban Co. Ltd.	2,800	35,552
	Nichicon Corp.	12,900	141,174
	Nichiden Corp.	3,400	55,530
	Nichiha Corp.	5,000	110,057
	Nichimo Co. Ltd.	1,600	26,072
	Nichirei Corp.	53,700	666,367
		Shares	Value»
JAPAN — (Continued)
	Nichireki Group Co. Ltd.	6,200	$96,621
	Nichirin Co. Ltd.	2,110	50,148
	NIDEC Corp. (6594 JP)	38,300	547,872
	Nifco, Inc.	20,500	638,246
	Nihon Dempa Kogyo Co. Ltd.	7,100	47,004
#	Nihon Dengi Co. Ltd.	2,400	164,367
	Nihon Denkei Co. Ltd.	1,350	20,599
	Nihon House Holdings Co. Ltd.	5,200	10,933
	Nihon Kagaku Sangyo Co. Ltd.	2,900	49,610
	Nihon M&A Center Holdings, Inc.	62,600	287,500
	Nihon Nohyaku Co. Ltd.	11,300	74,185
	Nihon Parkerizing Co. Ltd.	21,094	201,086
	Nihon Tokushu Toryo Co. Ltd.	2,700	40,898
	Nihon Yamamura Glass Co. Ltd.	1,900	37,948
	Nikkiso Co. Ltd.	12,700	146,500
	Nikko Co. Ltd.	8,000	42,172
#	Nikkon Holdings Co. Ltd.	31,200	739,613
	Nikon Corp.	54,800	689,749
	Nintendo Co. Ltd.	9,000	557,330
	Nippi, Inc.	400	36,323
	Nippn Corp.	14,300	244,108
	Nippon Air Conditioning Services Co. Ltd.	3,800	36,355
	Nippon Aqua Co. Ltd.	4,800	27,460
#	Nippon Avionics Co. Ltd.	2,000	66,020
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	80,408
	Nippon Carbon Co. Ltd.	700	20,859
	Nippon Care Supply Co. Ltd.	100	1,721
#	Nippon Chemical Industrial Co. Ltd.	1,799	38,059
*	Nippon Chemi-Con Corp.	6,100	59,217
	Nippon Densetsu Kogyo Co. Ltd.	9,600	216,540
	Nippon Dry-Chemical Co. Ltd.	1,600	111,185
	Nippon Electric Glass Co. Ltd.	21,100	917,639

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Express Holdings, Inc.	59,000	$1,340,163
#	Nippon Fine Chemical Co. Ltd.	2,700	45,786
	Nippon Gas Co. Ltd.	29,300	555,675
	Nippon Kayaku Co. Ltd.	31,000	360,271
#	Nippon Kodoshi Corp.	1,600	34,831
	Nippon Light Metal Holdings Co. Ltd.	13,081	230,777
	Nippon Paint Holdings Co. Ltd.	56,400	374,497
	Nippon Paper Industries Co. Ltd.	23,878	181,317
	Nippon Parking Development Co. Ltd.	51,500	95,009
	Nippon Rietec Co. Ltd.	4,000	57,682
	Nippon Seiki Co. Ltd.	7,500	121,463
	Nippon Seisen Co. Ltd.	5,000	40,586
	Nippon Sharyo Ltd.	2,200	52,294
*	Nippon Sheet Glass Co. Ltd.	14,500	64,423
	Nippon Shinyaku Co. Ltd.	10,600	353,827
	Nippon Shokubai Co. Ltd.	26,700	384,554
	Nippon Signal Co. Ltd.	11,500	98,617
	Nippon Soda Co. Ltd.	13,000	310,248
	Nippon Television Holdings, Inc.	3,400	81,715
#	Nippon Thompson Co. Ltd.	12,500	74,337
	Nippon Yusen KK	58,100	1,909,449
	Nishikawa Rubber Co. Ltd.	4,200	100,198
	Nishimatsu Construction Co. Ltd.	9,200	342,358
#	Nishimatsuya Chain Co. Ltd.	900	12,450
	Nishi-Nippon Financial Holdings, Inc.	31,800	770,229
	Nishi-Nippon Railroad Co. Ltd.	9,500	174,955
	Nishio Holdings Co. Ltd.	6,000	186,392
*	Nissan Motor Co. Ltd.	56,550	137,833
#	Nissan Shatai Co. Ltd.	11,600	74,594
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	39,233
	Nissei ASB Machine Co. Ltd.	2,100	85,363
		Shares	Value»
JAPAN — (Continued)
	Nissha Co. Ltd.	10,215	$82,589
	Nisshin Group Holdings Co. Ltd.	9,400	49,056
	Nisshin Oillio Group Ltd.	7,900	288,435
	Nisshin Seifun Group, Inc.	31,640	401,788
	Nisshinbo Holdings, Inc.	30,275	280,699
#	Nissin Foods Holdings Co. Ltd.	34,500	700,030
	Nissui Corp.	79,600	671,032
	Niterra Co. Ltd.	33,300	1,455,937
	Nitori Holdings Co. Ltd.	52,200	892,305
	Nitta Corp.	4,800	126,466
	Nitta Gelatin, Inc.	3,200	26,038
	NITTAN Corp.	3,900	19,762
#	Nittetsu Mining Co. Ltd.	8,500	197,245
#	Nitto Boseki Co. Ltd.	1,600	152,694
	Nitto Denko Corp.	109,200	2,426,788
	Nitto Fuji Flour Milling Co. Ltd.	600	27,097
	Nitto Kogyo Corp.	7,300	195,294
	Nitto Kohki Co. Ltd.	1,100	13,342
	Nitto Seiko Co. Ltd.	6,900	32,189
	Nittoc Construction Co. Ltd.	6,700	56,437
	Nittoku Co. Ltd.	2,600	39,431
#	No.1 Co. Ltd.	800	9,563
	Noevir Holdings Co. Ltd.	1,300	39,251
	Nojima Corp.	51,000	355,861
	NOK Corp.	15,500	301,871
	Nomura Co. Ltd.	6,100	53,917
	Nomura Holdings, Inc. (8604 JP)	163,500	1,481,692
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	543,261
	Nomura Micro Science Co. Ltd.	2,700	61,014
	Nomura Real Estate Holdings, Inc.	111,000	737,622
	Nomura Research Institute Ltd.	14,989	455,971
	Noritake Co. Ltd.	5,400	214,527
	Noritsu Koki Co. Ltd.	16,800	239,463
	Noritz Corp.	6,900	92,256
	North Pacific Bank Ltd.	74,016	442,179
	NPC, Inc.	4,100	19,591
	NPR-RIKEN Corp.	4,846	113,976
#	NS Solutions Corp.	6,800	179,652
	NSD Co. Ltd.	15,900	333,714
	NSK Ltd.	58,802	408,942
	NSW, Inc.	1,800	28,775

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NTN Corp.	60,921	$146,011
	NTT, Inc.	907,500	911,928
#	Oat Agrio Co. Ltd.	2,000	27,517
	Obara Group, Inc.	2,300	56,187
	OBIC Business Consultants Co. Ltd.	800	35,438
	Obic Co. Ltd.	11,600	322,410
	Odakyu Electric Railway Co. Ltd.	28,699	307,400
	Ogaki Kyoritsu Bank Ltd.	8,600	314,098
	Ohashi Technica, Inc.	6,600	48,933
	Ohba Co. Ltd.	1,700	12,687
	Ohsho Food Service Corp.	8,400	171,034
	OIE Sangyo Co. Ltd.	600	9,916
	Oiles Corp.	6,140	96,585
#	Oisix ra daichi, Inc.	5,600	51,928
	Oita Bank Ltd.	3,900	206,924
	Oji Holdings Corp.	150,400	890,889
	Okabe Co. Ltd.	8,300	51,212
#	Okada Aiyon Corp.	800	12,113
	Okamoto Machine Tool Works Ltd.	2,000	62,778
	Okamura Corp.	12,400	190,316
#	Okamura Foods Co. Ltd.	4,300	31,376
	Okasan Securities Group, Inc.	32,200	184,394
	Oki Electric Industry Co. Ltd.	25,248	333,148
	Okinawa Cellular Telephone Co.	12,800	268,314
	Okinawa Financial Group, Inc.	5,480	186,675
	OKUMA Corp.	11,200	277,971
	Okumura Corp.	8,000	333,171
	Okura Industrial Co. Ltd.	2,600	80,166
#	Okuwa Co. Ltd.	8,300	46,714
	Olympus Corp.	102,100	1,219,534
	Omron Corp.	30,460	777,179
	One Career, Inc.	1,600	24,917
	Onoken Co. Ltd.	4,300	39,615
	Onward Holdings Co. Ltd.	25,100	119,035
	Open House Group Co. Ltd.	17,900	1,053,267
	Open Up Group, Inc.	9,600	115,405
	Optex Group Co. Ltd.	8,100	125,759
#*	Optim Corp.	4,500	14,478
	Optimus Group Co. Ltd.	7,900	18,110
	Optorun Co. Ltd.	2,206	29,113
	Oracle Corp. Japan	2,900	196,229
	Organo Corp.	7,200	760,258
	Orient Corp.	3,480	24,740
		Shares	Value»
JAPAN — (Continued)
	Oriental Consultants Holdings Co. Ltd.	1,000	$21,175
	Oriental Land Co. Ltd.	15,700	274,851
	Oriental Shiraishi Corp.	31,900	84,706
	ORIX Corp. (8591 JP)	70,100	2,136,325
	Osaka Gas Co. Ltd.	20,800	780,887
	Osaka Organic Chemical Industry Ltd.	3,600	94,695
#	Osaka Steel Co. Ltd.	1,800	36,662
#	OSAKA Titanium Technologies Co. Ltd.	7,000	104,240
	Osaki Electric Co. Ltd.	11,100	89,194
#	OSG Corp.	17,800	300,582
	Otsuka Corp.	17,300	342,998
	OUG Holdings, Inc.	1,000	25,738
	Oyo Corp.	5,800	107,990
	Pacific Industrial Co. Ltd.	11,876	231,546
	Pack Corp.	9,900	83,023
	PAL GROUP Holdings Co. Ltd.	20,000	214,674
	PALTAC Corp.	6,210	194,337
	Pan Pacific International Holdings Corp.	161,000	953,207
	Panasonic Holdings Corp.	151,701	2,079,926
	Park24 Co. Ltd.	28,800	401,347
	Parker Corp.	3,000	28,714
	Pasona Group, Inc.	6,100	78,561
	Pegasus Co. Ltd.	5,300	24,878
	Penta-Ocean Construction Co. Ltd.	72,800	764,050
	Persol Holdings Co. Ltd.	368,334	645,107
#*	PIA Corp.	1,400	24,170
#	Pickles Holdings Co. Ltd.	1,700	13,761
	Pigeon Corp.	21,775	226,931
	PILLAR Corp.	5,000	208,784
	Pilot Corp.	4,400	138,339
	Piolax, Inc.	3,500	39,347
#*	PKSHA Technology, Inc.	2,000	40,834
#*	Plaid, Inc.	4,300	21,277
	Plus Alpha Consulting Co. Ltd.	4,700	67,519
#	Pole To Win Holdings, Inc.	6,400	13,096
#	Port, Inc.	1,900	26,773

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	PR Times Corp.	900	$15,385
	Premium Group Co. Ltd.	10,500	122,571
	Premium Water Holdings, Inc.	1,200	25,933
	Press Kogyo Co. Ltd.	21,600	122,080
	Prestige International, Inc.	10,000	44,817
	Prima Meat Packers Ltd.	5,699	101,803
#	Pronexus, Inc.	5,200	38,931
#	Pro-Ship, Inc.	3,800	39,682
	PS Construction Co. Ltd.	2,490	48,926
	QB Net Holdings Co. Ltd.	2,601	23,369
	Qol Holdings Co. Ltd.	11,000	151,049
	Quick Co. Ltd.	8,700	48,932
#	Raccoon Holdings, Inc.	4,100	17,082
	Raito Kogyo Co. Ltd.	8,000	180,898
	Raiznext Corp.	7,900	128,835
	Raksul, Inc.	9,100	119,610
	Rakus Co. Ltd.	39,600	225,376
*	Rakuten Bank Ltd.	13,700	655,657
*	Rakuten Group, Inc.	90,200	540,813
#	Rasa Corp.	2,700	35,778
#	Rasa Industries Ltd.	2,100	99,372
	Recruit Holdings Co. Ltd.	60,400	3,181,495
	Relo Group, Inc.	23,000	261,272
#*	Remixpoint, Inc.	7,200	12,255
#	Renaissance, Inc.	2,000	14,081
	Renesas Electronics Corp.	68,199	1,133,839
	Rengo Co. Ltd.	49,100	420,627
#*	RENOVA, Inc.	14,700	65,737
	Resol Holdings Co. Ltd.	300	15,051
	Resona Holdings, Inc.	97,163	1,132,929
	Resonac Holdings Corp.	40,918	2,376,311
	Resorttrust, Inc.	34,400	400,848
	Restar Corp.	4,900	93,272
#	Retail Partners Co. Ltd.	6,800	59,396
	Rheon Automatic Machinery Co. Ltd.	3,400	33,841
	Rhythm Co. Ltd.	1,100	28,902
	Ricoh Co. Ltd.	120,548	1,066,687
	Ricoh Leasing Co. Ltd.	4,500	174,385
	Riken Keiki Co. Ltd.	5,800	123,870
	Riken Technos Corp.	12,300	132,583
	Riken Vitamin Co. Ltd.	5,200	104,549
#	Ringer Hut Co. Ltd.	3,800	55,341
	Rinnai Corp.	10,300	270,534
		Shares	Value»
JAPAN — (Continued)
	Rion Co. Ltd.	2,800	$49,702
	Riso Kagaku Corp.	1,800	14,211
	Rix Corp.	800	19,150
#	Rock Field Co. Ltd.	2,400	21,643
	Rohm Co. Ltd.	44,100	772,268
	Rokko Butter Co. Ltd.	2,800	21,513
#	Rorze Corp.	27,000	571,970
	Round One Corp.	48,900	345,469
	Royal Holdings Co. Ltd.	15,000	128,613
	Ryobi Ltd.	5,500	96,833
	RYODEN Corp.	3,500	83,433
	Ryohin Keikaku Co. Ltd.	63,200	1,260,511
	Ryoyo Ryosan Holdings, Inc.	5,776	116,408
	S Foods, Inc.	3,800	74,846
	S&B Foods, Inc.	3,400	96,039
#	Sac's Bar Holdings, Inc.	4,300	22,640
	Sagami Holdings Corp.	4,600	57,393
	Saibu Gas Holdings Co. Ltd.	3,700	57,177
	Sakai Chemical Industry Co. Ltd.	3,500	75,323
	Sakai Heavy Industries Ltd.	1,800	25,575
	Sakai Moving Service Co. Ltd.	2,200	41,527
	Sakata INX Corp.	11,900	182,488
	Sakata Seed Corp.	5,800	152,558
#	Sakura Internet, Inc.	4,200	72,454
	Sala Corp.	14,300	102,554
	San Holdings, Inc.	5,200	49,936
	San ju San Financial Group, Inc.	6,050	196,278
	San-A Co. Ltd.	6,800	129,633
	San-Ai Obbli Co. Ltd.	15,800	224,538
	Sangetsu Corp.	11,000	224,560
	San-In Godo Bank Ltd.	34,576	353,690
*	Sanken Electric Co. Ltd.	5,700	268,674
	Sanki Engineering Co. Ltd.	9,000	387,723
	Sanko Gosei Ltd.	6,700	41,747
	Sanko Metal Industrial Co. Ltd.	4,000	37,272
	Sankyo Frontier Co. Ltd.	2,200	30,261
#	Sankyo Seiko Co. Ltd.	8,500	43,294
	Sankyu, Inc.	11,700	697,032
#	Sanoh Industrial Co. Ltd.	7,700	42,509
	Sanrio Co. Ltd.	14,100	436,232
*	Sansan, Inc.	16,000	154,618

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sansei Technologies, Inc.	2,400	$37,713
	Sanshin Electronics Co. Ltd.	2,600	52,737
	Santec Holdings Corp.	1,400	94,307
	Santen Pharmaceutical Co. Ltd.	74,700	840,347
	Sanwa Holdings Corp.	33,800	765,614
	Sanyo Chemical Industries Ltd.	2,500	89,314
	Sanyo Denki Co. Ltd.	12,000	322,651
	Sanyo Shokai Ltd.	2,599	73,921
	Sanyo Trading Co. Ltd.	6,100	62,690
#	Sata Construction Co. Ltd.	2,200	17,290
	Sato Corp.	4,419	66,303
	Sato Foods Co. Ltd.	300	14,427
#	Sato Shoji Corp.	3,600	54,824
#	Satori Electric Co. Ltd.	3,200	38,911
	SAXA, Inc.	1,500	63,948
#*	SBI ARUHI Corp.	4,510	25,904
#	SBI Global Asset Management Co. Ltd.	6,900	28,375
	SBI Holdings, Inc.	74,300	1,680,221
#	SBS Holdings, Inc.	6,000	149,575
	SCREEN Holdings Co. Ltd.	12,200	1,553,707
	Scroll Corp.	11,000	92,737
	SEC Carbon Ltd.	2,500	43,327
	Seed Co. Ltd.	3,000	11,217
	Seibu Electric & Machinery Co. Ltd.	1,200	20,104
	Seibu Holdings, Inc.	22,500	596,164
	Seika Corp.	6,300	94,778
	Seikagaku Corp.	8,800	39,765
#	Seikitokyu Kogyo Co. Ltd.	6,100	65,908
	Seiko Epson Corp.	61,800	795,224
	Seiko Group Corp.	7,899	394,594
	Seino Holdings Co. Ltd.	29,700	462,352
	Seiren Co. Ltd.	9,300	190,322
	Sekisui Chemical Co. Ltd.	39,800	703,958
#	Sekisui House Ltd.	35,500	791,181
	Sekisui Jushi Corp.	4,300	57,859
*	Sekisui Kasei Co. Ltd.	5,900	16,123
	SEMITEC Corp.	2,100	32,668
	Senko Group Holdings Co. Ltd.	31,000	386,148
		Shares	Value»
JAPAN — (Continued)
	Senshu Electric Co. Ltd.	3,200	$119,579
	Senshu Ikeda Holdings, Inc.	61,400	325,032
	Seria Co. Ltd.	8,000	190,086
	Seven & i Holdings Co. Ltd.	236,100	3,381,093
	Seven Bank Ltd.	154,800	297,979
	SG Holdings Co. Ltd.	57,200	550,652
	Sharingtechnology, Inc.	6,500	48,851
#*	Sharp Corp.	59,757	272,711
	Shibaura Machine Co. Ltd.	3,900	107,369
	Shibaura Mechatronics Corp.	3,000	452,275
#	Shibusawa Logistics Corp.	10,400	87,410
	Shibuya Corp.	3,000	68,318
#*	SHIFT, Inc.	30,000	142,228
	Shiga Bank Ltd.	9,400	480,744
	Shikibo Ltd.	3,100	21,647
	Shikoku Bank Ltd.	8,100	106,768
	Shikoku Kasei Holdings Corp.	9,300	258,965
	Shimamura Co. Ltd.	7,200	482,580
	Shimano, Inc.	4,119	469,514
	Shimizu Corp.	44,600	792,048
	Shimojima Co. Ltd.	2,400	21,496
	Shin Maint Holdings Co. Ltd.	3,000	23,663
	Shin Nippon Air Technologies Co. Ltd.	5,600	119,067
	Shinagawa Refra Co. Ltd.	12,100	167,947
	Shin-Etsu Chemical Co. Ltd.	84,600	2,782,034
	Shin-Etsu Polymer Co. Ltd.	10,400	135,851
#	Shinki Bus Co. Ltd.	1,200	15,354
#	Shinko Shoji Co. Ltd.	7,600	52,998
	Shinmaywa Industries Ltd.	16,000	226,080
	Shinnihon Corp.	8,500	109,733
#	Shinnihonseiyaku Co. Ltd.	2,400	31,928
	Shinobu Foods Products Co. Ltd.	1,000	13,234
	Shinsho Corp.	4,200	72,217
	Shinwa Co. Ltd. (3447 JP)	1,900	11,650
	Shinwa Co. Ltd. (7607 JP)	2,600	52,629
	Ship Healthcare Holdings, Inc.	20,300	334,622

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Shirai Electronics Industrial Co. Ltd.	4,200	$20,625
	Shiseido Co. Ltd.	41,600	710,516
	Shizuki Electric Co., Inc.	4,100	24,206
	Shizuoka Financial Group, Inc.	62,600	1,022,633
	Shizuoka Gas Co. Ltd.	11,000	87,070
	SHO-BOND Holdings Co. Ltd.	25,600	229,805
	Shoei Co. Ltd.	12,300	141,547
	Shoei Foods Corp.	1,500	39,513
	Showa Sangyo Co. Ltd.	4,100	83,521
	SIGMAXYZ Holdings, Inc.	15,800	79,827
	Siix Corp.	8,700	71,112
*	Simplex Holdings, Inc.	31,600	195,906
	Sinanen Holdings Co. Ltd.	1,900	78,337
	Sinko Industries Ltd.	13,500	129,630
	Sintokogio Ltd.	10,000	73,732
	SK Kaken Co. Ltd.	1,300	89,702
	SK-Electronics Co. Ltd.	2,100	45,262
	SKY Perfect JSAT Holdings, Inc.	45,400	656,251
	Skylark Holdings Co. Ltd.	45,300	923,046
#	Smaregi, Inc.	1,500	26,512
	SMC Corp.	1,200	466,526
	SMS Co. Ltd.	14,606	154,570
	Socionext, Inc.	38,300	512,502
	Soda Nikka Co. Ltd.	4,200	31,788
	Sodick Co. Ltd.	5,500	37,192
	SoftBank Corp.	1,238,000	1,682,763
	SoftBank Group Corp.	364,400	9,950,812
	Softcreate Holdings Corp.	3,600	48,304
	Software Service, Inc.	600	49,585
	Soken Chemical & Engineering Co. Ltd.	4,400	80,261
	Solasto Corp.	10,600	62,759
#	Soliton Systems KK	2,100	26,551
	Sompo Holdings, Inc.	78,800	2,717,379
	Sony Group Corp. (6758 JP)	368,000	8,113,630
	Sotetsu Holdings, Inc.	11,742	212,224
	Space Co. Ltd.	4,390	43,817
	Sparx Group Co. Ltd.	4,840	51,551
	SPK Corp.	2,200	33,037
	S-Pool, Inc.	12,100	20,146
	Square Enix Holdings Co. Ltd.	10,200	176,271
		Shares	Value»
JAPAN — (Continued)
	SRA Holdings	2,600	$94,531
	SRE Holdings Corp.	2,600	49,741
#	SRS Holdings Co. Ltd.	6,400	51,555
	ST Corp.	1,300	12,841
#	ST HD Co. Ltd.	6,980	125,616
	Stanley Electric Co. Ltd.	23,800	468,865
	Star Mica Holdings Co. Ltd.	8,800	83,088
	Startia Holdings, Inc.	2,000	36,382
	Starts Corp., Inc.	9,300	295,043
	Starzen Co. Ltd.	12,600	107,634
#	Stella Chemifa Corp.	2,400	82,466
	Step Co. Ltd.	2,300	36,420
	STI Foods Holdings, Inc.	1,500	12,648
	Strike Co. Ltd.	2,200	59,962
	Subaru Corp.	125,600	2,696,401
#	Subaru Enterprise Co. Ltd.	2,000	39,104
	Sugi Holdings Co. Ltd.	18,200	418,313
	Sugimoto & Co. Ltd.	5,200	47,754
	SUMCO Corp.	82,500	861,301
	Sumida Corp.	8,200	62,787
	Suminoe Co. Ltd.	1,800	14,794
	Sumitomo Electric Industries Ltd.	72,600	3,178,393
#	Sumitomo Forestry Co. Ltd.	104,700	1,135,190
	Sumitomo Heavy Industries Ltd.	22,619	704,234
	Sumitomo Metal Mining Co. Ltd.	23,000	1,299,693
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	149,400	5,257,453
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,147	45,066
	Sumitomo Mitsui Trust Group, Inc.	42,000	1,402,749
	Sumitomo Realty & Development Co. Ltd.	46,600	1,297,669
	Sumitomo Rubber Industries Ltd.	43,725	704,676
	Sumitomo Seika Chemicals Co. Ltd.	1,900	65,874
	Sumitomo Warehouse Co. Ltd.	14,500	347,826
	Sun Frontier Fudousan Co. Ltd.	8,800	139,587
#	Suncall Corp.	4,400	27,239
	Sundrug Co. Ltd.	16,200	431,375

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Suntory Beverage & Food Ltd.	13,100	$414,995
	Sun-Wa Technos Corp.	3,300	64,101
	Suruga Bank Ltd.	22,200	278,831
	Suzuken Co. Ltd.	14,450	582,474
	Suzuki Co. Ltd.	4,100	66,272
	Suzuki Motor Corp.	149,300	2,035,716
	SWCC Corp.	8,300	618,608
	Synchro Food Co. Ltd.	4,800	18,588
	System Research Co. Ltd.	2,400	30,510
	System Support Holdings, Inc.	3,600	32,537
#	Systems Engineering Consultants Co. Ltd.	1,000	22,322
	Systena Corp.	64,000	210,016
	T Hasegawa Co. Ltd.	6,900	126,934
	T RAD Co. Ltd.	1,500	82,835
	T&D Holdings, Inc.	44,300	1,094,165
	Tachibana Eletech Co. Ltd.	4,880	96,101
	Tachikawa Corp.	2,800	35,011
	Tachi-S Co. Ltd.	7,500	102,235
	Tadano Ltd.	16,300	120,464
	Taihei Dengyo Kaisha Ltd.	7,500	108,345
	Taiho Kogyo Co. Ltd.	3,600	19,727
	Taikisha Ltd.	10,200	227,858
	Taiko Bank Ltd.	1,300	19,951
	Taisei Corp.	10,600	1,057,330
	Taiyo Holdings Co. Ltd.	20,400	660,285
	Taiyo Yuden Co. Ltd.	26,400	558,241
	Takamatsu Construction Group Co. Ltd.	3,700	91,529
	Takaoka Toko Co. Ltd.	3,000	89,681
	Takara & Co. Ltd.	3,000	82,319
	Takara Standard Co. Ltd.	10,400	198,584
	Takasago International Corp.	18,000	175,767
	Takasago Thermal Engineering Co. Ltd.	13,800	398,968
	Takashima & Co. Ltd.	4,800	28,108
#	Takashimaya Co. Ltd.	67,600	844,964
	TAKEBISHI Corp.	2,200	32,527
	Takeuchi Manufacturing Co. Ltd.	8,400	347,794
	Taki Chemical Co. Ltd.	900	22,871
		Shares	Value»
JAPAN — (Continued)
	Takihyo Co. Ltd.	1,000	$13,533
#	Tama Home Co. Ltd.	4,700	112,905
	Tamron Co. Ltd.	34,400	229,627
	Tamura Corp.	14,800	61,000
#	Tanseisha Co. Ltd.	9,100	90,042
	Taoka Chemical Co. Ltd.	2,800	20,505
	Tauns Laboratories, Inc.	8,800	30,338
	Tayca Corp.	4,200	37,851
#	Tazmo Co. Ltd.	3,100	50,685
	TBS Holdings, Inc.	7,500	290,797
#	TDC Soft, Inc.	7,600	60,218
	TDK Corp. (6762 JP)	175,600	2,265,807
	TechMatrix Corp.	8,800	120,363
#	Techno Medica Co. Ltd.	900	12,963
	Techno Ryowa Ltd.	1,600	80,583
	Techno Smart Corp.	2,600	34,768
	Technoflex Corp.	1,700	22,709
	Teikoku Electric Manufacturing Co. Ltd.	2,400	47,300
#	Teikoku Sen-I Co. Ltd.	4,600	89,313
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	28,345
	Tekken Corp.	2,700	85,030
#	Tenpos Holdings Co. Ltd.	600	14,605
	Tera Probe, Inc.	800	38,010
	Terasaki Electric Co. Ltd.	600	17,183
	THK Co. Ltd.	9,000	268,896
	Tigers Polymer Corp.	3,500	21,803
	TIS, Inc.	23,600	686,725
	TKC Corp.	5,700	149,871
#*	TKP Corp.	2,100	32,214
	Toa Corp. (1885 JP)	21,800	443,329
	Toa Corp. (6809 JP)	6,200	66,251
	TOA ROAD Corp.	12,000	135,270
	Toagosei Co. Ltd.	4,700	53,423
	TOBISHIMA HOLDINGS, Inc.	5,970	93,813
	Tobu Railway Co. Ltd.	25,700	453,719
	TOC Co. Ltd.	7,200	38,971
	Tocalo Co. Ltd.	13,600	227,526
	Tochigi Bank Ltd.	22,700	123,142
	Toda Corp.	59,600	520,232
	Toei Animation Co. Ltd.	12,300	204,460
	Toei Co. Ltd.	3,000	109,207
	Toenec Corp.	15,500	205,337
	Toho Bank Ltd.	46,900	182,647
	Toho Co. Ltd. (8142 JP)	7,500	62,065
	Toho Co. Ltd. (9602 JP)	3,800	193,724

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Gas Co. Ltd.	9,300	$308,075
	Toho Holdings Co. Ltd.	11,900	355,765
	Toho System Science Co. Ltd.	1,400	10,403
	Toho Titanium Co. Ltd.	8,100	97,396
#*	Toho Zinc Co. Ltd.	4,100	43,899
	Tohokushinsha Film Corp.	3,300	13,551
	Tokai Carbon Co. Ltd.	48,900	338,357
	Tokai Corp.	4,100	65,353
	TOKAI Holdings Corp.	19,139	142,197
	Tokai Rika Co. Ltd.	14,300	289,841
	Tokai Tokyo Financial Holdings, Inc.	41,600	199,308
	Token Corp.	1,810	173,937
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	4,424,250
	Tokushu Tokai Paper Co. Ltd.	6,900	73,695
	Tokyo Base Co. Ltd.	7,500	20,497
	Tokyo Century Corp.	37,100	516,827
	Tokyo Electron Device Ltd.	5,400	123,537
	Tokyo Electron Ltd.	19,200	5,116,010
	Tokyo Energy & Systems, Inc.	4,500	53,513
	Tokyo Gas Co. Ltd.	19,800	878,439
	Tokyo Kiraboshi Financial Group, Inc.	6,422	419,289
	Tokyo Ohka Kogyo Co. Ltd.	16,400	774,106
	Tokyo Radiator Manufacturing Co. Ltd.	1,100	11,708
	Tokyo Sangyo Co. Ltd.	6,600	40,782
	Tokyo Seimitsu Co. Ltd.	8,700	788,225
	Tokyo Steel Manufacturing Co. Ltd.	13,700	133,763
	Tokyo Tatemono Co. Ltd.	46,900	1,103,661
	Tokyu Construction Co. Ltd.	17,364	143,483
	Tokyu Fudosan Holdings Corp.	151,043	1,398,584
	Toli Corp.	10,700	52,746
	Tomato Bank Ltd.	1,400	14,572
#	Tomoe Corp.	5,400	70,768
#	Tomoe Engineering Co. Ltd.	6,000	74,922
		Shares	Value»
JAPAN — (Continued)
	Tomoku Co. Ltd.	3,500	$78,462
	TOMONY Holdings, Inc.	46,900	265,430
	Tomy Co. Ltd.	21,600	381,424
	TOPPAN Holdings, Inc.	23,300	719,731
	Topre Corp.	11,300	184,081
	Topy Industries Ltd.	4,200	85,123
	Toray Industries, Inc.	127,700	941,942
#	Torex Semiconductor Ltd.	3,000	28,601
#	Toridoll Holdings Corp.	11,600	312,910
#	Torigoe Co. Ltd.	4,100	27,771
	Torishima Pump Manufacturing Co. Ltd.	4,500	62,932
	Tosei Corp.	17,800	181,338
	Toshiba TEC Corp.	8,100	136,218
	Tosoh Corp.	47,700	778,493
	Totech Corp.	6,300	163,925
	Totetsu Kogyo Co. Ltd.	5,000	150,548
	TOTO Ltd.	23,899	751,119
	Toumei Co. Ltd.	3,900	27,651
	Tow Co. Ltd.	9,200	22,508
	Towa Bank Ltd.	7,100	52,984
#	Toyo Gosei Co. Ltd.	1,400	80,258
	Toyo Kanetsu KK	4,400	75,757
	Toyo Seikan Group Holdings Ltd.	23,700	594,629
	Toyo Suisan Kaisha Ltd.	6,500	464,077
	Toyo Tanso Co. Ltd.	2,500	87,348
	Toyo Tire Corp.	28,500	768,067
	Toyoda Gosei Co. Ltd.	18,800	510,756
	Toyota Boshoku Corp.	21,700	364,385
	Toyota Industries Corp.	4,100	524,620
	TPR Co. Ltd.	2,000	17,381
	Traders Holdings Co. Ltd.	4,900	30,815
	Transaction Co. Ltd.	6,400	49,363
*	Transaction Media Networks, Inc.	3,700	10,711
	Transcosmos, Inc.	4,363	106,402
	TRE Holdings Corp.	16,600	184,216
#	Treasure Factory Co. Ltd.	3,800	41,836
*	Trend Micro, Inc. (4704 JP)	17,800	698,257
#	Tri Chemical Laboratories, Inc.	4,500	96,459
	Trinity Industrial Corp.	1,700	14,412
	Trusco Nakayama Corp.	7,900	124,856

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TS Tech Co. Ltd.	16,800	$206,390
	TSI Holdings Co. Ltd.	13,100	89,356
#*	Tsubaki Nakashima Co. Ltd.	14,800	33,372
	Tsubakimoto Chain Co.	22,284	341,833
	Tsubakimoto Kogyo Co. Ltd.	3,600	66,533
	Tsugami Corp.	10,600	220,472
	Tsukada Global Holdings, Inc.	6,100	22,471
	Tsukishima Holdings Co. Ltd.	6,600	126,807
#	Tsukuba Bank Ltd.	21,200	70,104
	Tsumura & Co.	15,200	401,809
	Tsuruha Holdings, Inc.	60,424	962,842
	Tsurumi Manufacturing Co. Ltd.	9,600	135,510
	Tsutsumi Jewelry Co. Ltd.	2,200	37,511
	Tsuzuki Denki Co. Ltd.	1,700	40,051
	TV Asahi Holdings Corp.	6,600	152,639
	Tv Tokyo Holdings Corp.	3,300	97,608
	TYK Corp.	3,500	13,975
	UACJ Corp.	42,000	664,756
	UBE Corp.	17,800	307,821
	Uchida Yoko Co. Ltd.	11,500	154,589
	Ueki Corp.	400	7,409
	ULS Group, Inc.	13,000	47,929
	U-Next Holdings Co. Ltd.	15,600	187,798
	Unicharm Corp.	15,200	92,313
	Unipres Corp.	6,000	53,069
	UNISOL Holdings Corp.	4,392	64,879
	United Arrows Ltd.	5,900	91,857
#	United Super Markets Holdings, Inc.	11,200	67,506
	Univance Corp.	2,100	11,003
#	Urbanet Corp. Co. Ltd.	9,100	33,287
	Ushio, Inc.	24,900	447,618
	USS Co. Ltd.	50,000	552,466
	UT Group Co. Ltd.	93,300	124,539
	Valor Holdings Co. Ltd.	8,251	186,807
	Valqua Ltd.	4,100	116,282
#	Value HR Co. Ltd.	4,100	36,812
	Vector, Inc.	6,200	58,653
	Vertex Corp.	12,360	105,906
	Vision, Inc.	8,500	71,273
*	Visional, Inc.	5,500	303,105
	Vital KSK Holdings, Inc.	10,000	90,799
		Shares	Value»
JAPAN — (Continued)
	VT Holdings Co. Ltd.	17,400	$61,164
#	WA, Inc.	1,600	13,789
	Wacoal Holdings Corp.	8,700	245,303
	Wacom Co. Ltd.	25,500	123,574
	Wakachiku Construction Co. Ltd.	2,500	74,378
	Wakita & Co. Ltd.	10,600	138,128
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	100,176
	Waseda Academy Co. Ltd.	2,000	26,979
#	Watahan & Co. Ltd.	3,100	28,400
#	WATAMI Co. Ltd.	4,800	29,612
	Wavelock Holdings Co. Ltd.	2,800	23,999
	Weathernews, Inc.	2,600	68,535
	Wellneo Sugar Co. Ltd.	2,200	40,685
	Wellnet Corp.	2,900	12,389
#	West Holdings Corp.	5,757	59,242
#	Will Group, Inc.	4,900	37,713
*	WingArc1st, Inc.	5,200	109,560
	Workman Co. Ltd.	3,700	152,220
	World Co. Ltd.	7,700	156,256
	World Holdings Co. Ltd.	2,800	45,835
	Xebio Holdings Co. Ltd.	4,300	29,944
	YAC Holdings Co. Ltd.	2,600	18,626
	Yagi & Co. Ltd.	500	10,873
	Yahagi Construction Co. Ltd.	9,100	136,589
	Yakult Honsha Co. Ltd.	26,098	421,735
	YAKUODO Holdings Co. Ltd.	3,200	41,503
	YAMABIKO Corp.	14,400	299,779
	YAMADA Consulting Group Co. Ltd.	2,400	26,865
	Yamada Holdings Co. Ltd.	101,791	356,854
#	Yamae Group Holdings Co. Ltd.	4,000	72,364
#	Yamagata Bank Ltd.	2,499	35,774
	Yamaguchi Financial Group, Inc.	46,300	737,509
	Yamaha Corp.	46,700	339,437
	Yamaha Motor Co. Ltd.	140,700	1,062,524
	Yamaichi Electronics Co. Ltd.	5,200	197,623
#	Yamami Co.	900	28,394
	Yamanashi Chuo Bank Ltd.	7,300	224,031

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamatane Corp.	5,200	$76,029
	Yamato Corp.	4,700	71,059
	Yamato Holdings Co. Ltd.	26,846	351,004
	Yamato Kogyo Co. Ltd.	7,500	540,690
#	Yamaura Corp.	2,200	20,928
	Yamazaki Baking Co. Ltd.	26,200	555,112
	Yamazen Corp.	15,200	140,195
	Yaskawa Electric Corp.	6,200	197,899
	Yasuda Logistics Corp.	4,800	69,166
#	YE DIGITAL Corp.	2,500	12,840
	Yellow Hat Ltd.	20,000	218,355
	Yodoko Ltd.	28,500	258,204
	Yokogawa Bridge Holdings Corp.	10,100	203,283
	Yokogawa Electric Corp.	17,500	583,430
	Yokohama Financial Group, Inc.	135,732	1,236,210
	Yokohama Rubber Co. Ltd.	32,600	1,286,732
#	Yokorei Co. Ltd.	12,100	99,363
	Yokowo Co. Ltd.	4,525	64,452
	Yondenko Corp.	8,100	87,770
	Yondoshi Holdings, Inc.	2,900	34,165
	Yonex Co. Ltd.	13,900	293,049
	Yonkyu Co. Ltd.	800	16,084
	Yorozu Corp.	1,600	10,538
#*	Yoshimura Food Holdings KK	4,600	25,940
#	Yoshinoya Holdings Co. Ltd.	12,285	242,625
	Yotai Refractories Co. Ltd.	1,700	20,011
	Yuasa Trading Co. Ltd.	4,800	175,922
#	Yukiguni Factory Co. Ltd.	5,400	37,090
	Yurtec Corp.	10,600	186,371
#	Yushin Co.	4,600	22,642
	Yushiro, Inc.	2,000	39,273
	Yutaka Giken Co. Ltd.	1,400	29,800
	Zacros Corp.	14,400	108,423
	Zaoh Co. Ltd.	800	13,275
#	Zenitaka Corp.	600	30,523
	Zenkoku Hosho Co. Ltd.	25,000	497,040
	Zenrin Co. Ltd.	9,300	63,079
	Zensho Holdings Co. Ltd.	11,600	628,684
	Zeon Corp.	35,200	430,138
	ZERIA Pharmaceutical Co. Ltd.	5,900	78,354
		Shares	Value»
JAPAN — (Continued)
#	ZIGExN Co. Ltd.	15,100	$45,780
	Zojirushi Corp.	4,800	47,983
	ZOZO, Inc.	33,900	279,995
#	Zuiko Corp.	4,100	26,632
TOTAL JAPAN			476,585,342
NETHERLANDS — (4.2%)
	Aalberts NV	22,053	846,803
Ω	ABN AMRO Bank NV	77,162	2,842,898
	Acomo NV	6,558	193,420
*Ω	Adyen NV	890	1,319,731
	Aegon Ltd. (AEG US)	75,866	590,996
	Aegon Ltd. (AGN NA)	236,073	1,854,230
	Akzo Nobel NV	33,283	2,331,730
	Allfunds Group PLC	65,928	638,913
	AMG Critical Materials NV	8,408	359,692
	Aperam SA	11,909	512,425
#	Arcadis NV	18,005	808,607
	ASM International NV	4,136	3,473,550
	ASML Holding NV (ASML NA)	1,474	2,113,576
	ASML Holding NV (ASML US)	16,394	23,328,505
	ASR Nederland NV	49,353	3,584,540
*Ω	Basic-Fit NV	13,323	507,889
	BE Semiconductor Industries NV	11,069	2,154,507
#	Brunel International NV	3,540	31,413
#*	CM.com NV	2,877	15,043
	Coca-Cola Europacific Partners PLC	17,777	1,625,593
	Corbion NV	11,777	282,875
Ω	CTP NV	19,637	428,100
#*	Fastned BV	441	11,477
*	Flow Traders Ltd.	11,338	368,854
	Fugro NV	20,040	276,925
	HAL Trust	1,635	301,785
	Havas NV	16,120	333,071
	IMCD NV	6,235	582,801
	ING Groep NV (INGA NA)	157,316	4,639,390
#*	InPost SA	46,780	733,221
	JDE Peet's NV	6,651	250,391
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	4,515,313
	Koninklijke BAM Groep NV	83,795	878,817
	Koninklijke Heijmans NV	8,810	717,842
	Koninklijke KPN NV	978,333	4,791,398
#	Koninklijke Philips NV (PHG US)	54,335	1,559,412
	Koninklijke Philips NV (PHIA NA)	11,440	328,509
	Koninklijke Vopak NV	22,921	1,143,963

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
*	Magnum Ice Cream Co. NV MICC US	16,999	$301,732
	Nedap NV	1,486	153,384
	NN Group NV	66,887	5,301,945
*	Pharming Group NV	140,078	285,589
	PostNL NV	63,437	88,834
	Prosus NV (PRX NA)	42,555	2,446,965
#	Randstad NV	23,979	858,125
	SBM Offshore NV	46,762	1,679,702
Ω	Signify NV	32,125	681,999
	TKH Group NV	9,957	436,959
*	TomTom NV	6,052	45,473
	Universal Music Group NV	84,104	2,062,023
	Van Lanschot Kempen NV	9,679	586,926
	Wolters Kluwer NV	25,317	2,377,342
TOTAL NETHERLANDS			88,585,203
NEW ZEALAND — (0.3%)
	a2 Milk Co. Ltd.	37,649	223,736
	Air New Zealand Ltd.	417,692	145,820
	Auckland International Airport Ltd.	58,610	292,053
	Briscoe Group Ltd.	7,212	21,692
#	Channel Infrastructure NZ Ltd.	106,625	186,995
	Chorus Ltd. (CNU NZ)	87,918	502,731
	Contact Energy Ltd.	81,575	459,747
	EBOS Group Ltd.	18,717	289,957
	Fisher & Paykel Healthcare Corp. Ltd.	19,201	448,561
*	Fletcher Building Ltd. (FBU NZ)	155,282	349,102
#	Fonterra Co-Operative Group Ltd.	23,363	115,215
	Freightways Group Ltd.	44,861	394,030
*	Gentrack Group Ltd.	5,468	25,111
	Hallenstein Glasson Holdings Ltd.	12,487	74,566
	Heartland Group Holdings Ltd.	219,748	159,398
	Infratil Ltd.	25,112	167,051
	Investore Property Ltd.	18,915	12,578
*	KMD Brands Ltd.	154,764	25,555
	Mainfreight Ltd.	7,201	291,494
	Mercury NZ Ltd.	21,781	83,095
	Meridian Energy Ltd.	38,577	130,868
#	Napier Port Holdings Ltd.	22,300	50,599
#	NZME Ltd. (NZM AU)	18,597	12,705
	NZX Ltd.	96,996	88,131
		Shares	Value»
NEW ZEALAND — (Continued)
*	Oceania Healthcare Ltd.	100,334	$51,101
	Port of Tauranga Ltd.	20,843	100,657
*	Ryman Healthcare Ltd.	38,805	65,036
	Sanford Ltd.	10,691	47,061
	Scales Corp. Ltd.	37,158	128,499
	Skellerup Holdings Ltd.	53,108	165,365
	SKY Network Television Ltd.	48,329	97,069
	Spark New Zealand Ltd.	47,682	64,903
	Summerset Group Holdings Ltd.	60,092	417,912
#	Tourism Holdings Ltd.	30,378	47,147
	TOWER Ltd.	107,281	124,708
	Turners Automotive Group Ltd.	14,066	72,993
	Vector Ltd.	17,959	52,144
#*	Vista Group International Ltd.	21,101	23,547
TOTAL NEW ZEALAND			6,008,932
NORWAY — (0.7%)
	2020 Bulkers Ltd.	5,317	78,962
	ABG Sundal Collier Holding ASA	54,929	46,222
	AF Gruppen ASA	5,957	114,069
*	Aker BioMarine ASA	2,038	20,470
	Aker Solutions ASA	77,084	281,671
	AKVA Group ASA	848	7,446
	Archer Ltd.	15,036	39,645
	Atea ASA	17,327	277,282
	Austevoll Seafood ASA	18,833	181,043
	B2 Impact ASA	73,842	159,320
#	Bakkafrost P	3,208	154,969
#*	BEWi ASA	4,828	8,314
	Bonheur ASA	6,236	163,243
	Borregaard ASA	14,605	293,917
	Bouvet ASA	14,124	85,337
Ω	BW LPG Ltd. BWLPG NO	28,568	452,250
	BW Offshore Ltd.	12,267	59,778
#*	Cadeler AS (CADLR NO)	28,268	168,276
#*	Cadeler AS (CDLR US), ADR	519	12,404
*	Cloudberry Clean Energy ASA	56,428	72,517
#	DNB Bank ASA	33,660	965,145
	DOF Group ASA	25,779	301,719
Ω	Elkem ASA	47,071	139,831
Ω	Elmera Group ASA	19,682	82,183
	Elopak ASA	24,235	125,956
Ω	Entra ASA	6,404	75,002

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
Ω	Europris ASA	37,162	$341,404
	Gjensidige Forsikring ASA	5,374	152,958
*	Grieg Seafood ASA	10,723	83,028
	Hafnia Ltd.	37,059	227,166
	Hoegh Autoliners ASA	27,911	311,009
Ω	Kid ASA	9,176	118,744
	Kitron ASA	22,964	197,384
Ω	Klaveness Combination Carriers ASA	4,294	39,440
	Komplett ASA	9,493	13,932
	Leroy Seafood Group ASA	12,624	62,209
*	LINK Mobility Group Holding ASA	47,902	167,040
	Medistim ASA	2,973	69,082
	Mowi ASA	10,745	247,697
#Ω	Multiconsult ASA	3,394	59,923
*	Napatech AS	4,022	14,024
	Norbit ASA	8,619	165,656
	Norconsult Norge AS	14,180	66,869
*	Nordic Semiconductor ASA	2,834	38,059
	Norsk Hydro ASA	104,188	924,968
*	Northern Ocean Ltd.	46,467	44,209
*	NRC Group ASA	35,326	33,570
	Odfjell Drilling Ltd.	31,663	315,157
	Odfjell SE, Class A	4,824	68,053
	Odfjell Technology Ltd.	4,361	26,626
*	OKEA ASA	12,756	31,096
#	Orkla ASA	5,699	67,809
*	Otello Corp. ASA	14,046	26,615
	Paratus Energy Services Ltd.	6,615	32,141
	Pareto Bank ASA	9,248	77,727
	Petronor E&P ASA	15,083	16,128
	Pexip Holding ASA	9,642	77,238
	Protector Forsikring ASA	6,303	341,440
	Rana Gruber ASA	5,547	44,745
	Reach Subsea ASA	18,207	14,036
	Rogaland Sparebank	2,270	32,590
#	Salmar ASA	3,427	204,177
	SATS ASA	42,949	179,008
*Ω	Scatec ASA	32,702	390,674
*	Sea1 offshore, Inc.	20,330	52,714
	SED Energy Holdings PLC	27,410	23,804
	Selvaag Bolig ASA	9,716	34,983
	Solstad Maritime Holding AS	9,952	22,572
	Solstad Offshore ASA	7,622	40,335
	Sparebank 1 Oestlandet	8,533	173,451
		Shares	Value»
NORWAY — (Continued)
	SpareBank 1 Sor-Norge ASA	21,520	$433,821
	Sparebanken More	6,733	76,598
	Stolt-Nielsen Ltd.	7,288	228,619
	Storebrand ASA	56,731	992,784
	Subsea 7 SA	34,627	885,138
	Telenor ASA	28,479	479,946
	TGS ASA	38,255	403,218
#	TOMRA Systems ASA	10,628	140,993
	Veidekke ASA	22,947	422,881
	Vend Marketplaces ASA, Class B	2,747	76,055
	Wallenius Wilhelmsen ASA	17,429	202,502
	Wilh Wilhelmsen Holding ASA, Class A	3,431	244,277
	Wilh Wilhelmsen Holding ASA, Class B	997	63,162
	Zalaris ASA	1,628	15,132
*	Zaptec ASA	9,355	22,389
TOTAL NORWAY			14,725,976
PORTUGAL — (0.4%)
#	Altri SGPS SA	17,850	91,588
	Banco Comercial Portugues SA, Class R	2,654,076	2,872,777
	Corticeira Amorim SGPS SA	7,403	58,723
	CTT-Correios de Portugal SA	18,086	145,512
	EDP Renovaveis SA	47,255	717,869
	EDP SA (EDP PL)	285,778	1,461,310
	Galp Energia SGPS SA	111,634	2,221,252
	Ibersol SGPS SA	6,294	79,421
	Jeronimo Martins SGPS SA	24,951	588,371
#	Mota-Engil SGPS SA	25,597	135,195
#	Navigator Co. SA	44,535	168,577
	NOS SGPS SA	53,215	276,635
#*	Pharol SGPS SA	113,912	8,941
	REN - Redes Energeticas Nacionais SGPS SA	64,245	261,820
	Sonae SGPS SA	225,219	472,631
*	Teixeira Duarte SA	42,874	24,359
TOTAL PORTUGAL			9,584,981
SINGAPORE — (1.4%)
*	AEM Holdings Ltd.	60,066	91,264
	Aztech Global Ltd.	57,700	29,913

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	Banyan Tree Holdings Ltd.	76,100	$40,157
	Boustead Singapore Ltd.	86,471	132,772
	BRC Asia Ltd.	25,400	83,593
	Bukit Sembawang Estates Ltd.	38,300	153,998
	Capitaland India Trust	158,786	154,932
	CapitaLand Investment Ltd.	330,300	799,698
	Centurion Corp. Ltd.	37,000	44,206
	China Aviation Oil Singapore Corp. Ltd.	71,400	98,155
	China Sunsine Chemical Holdings Ltd.	101,000	58,042
	City Developments Ltd.	120,100	875,118
	ComfortDelGro Corp. Ltd.	316,700	365,889
*	COSCO Shipping International Singapore Co. Ltd.	443,400	40,760
	CSE Global Ltd.	132,766	117,215
	DBS Group Holdings Ltd.	110,064	5,116,034
	Delfi Ltd.	70,200	49,228
	DFI Retail Group Holdings Ltd.	72,200	297,292
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	41,625
	Food Empire Holdings Ltd.	48,800	103,273
	Fraser & Neave Ltd.	43,400	52,167
	Frasers Property Ltd.	82,100	72,756
	Frencken Group Ltd.	94,100	123,743
	Golden Agri-Resources Ltd.	1,266,800	287,561
	GuocoLand Ltd.	48,400	102,615
	Haw Par Corp. Ltd.	29,700	382,196
	Ho Bee Land Ltd.	39,400	75,536
	Hong Fok Corp. Ltd.	84,400	56,593
	Hong Leong Asia Ltd.	76,800	207,284
	Hong Leong Finance Ltd.	79,500	171,745
	Hongkong Land Holdings Ltd.	128,700	1,092,003
	Hour Glass Ltd.	49,200	86,567
	HRnetgroup Ltd.	22,900	13,401
	Hutchison Port Holdings Trust	1,129,000	259,681
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	34,100	282,777
	InnoTek Ltd.	22,900	15,340
		Shares	Value»
SINGAPORE — (Continued)
	ISDN Holdings Ltd.	80,490	$25,401
	Keppel Ltd.	153,700	1,322,254
	LHN Ltd.	31,400	16,783
	Marco Polo Marine Ltd.	292,000	34,494
*	Mermaid Maritime PCL	118,300	11,680
	Metro Holdings Ltd.	5,000	2,116
	Micro-Mechanics Holdings Ltd.	9,400	12,458
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	18,285
	Netlink NBN Trust	416,900	320,722
*	Oceanus Group Ltd.	1,247,200	3,833
	Olam Group Ltd.	52,300	36,737
	Oversea-Chinese Banking Corp. Ltd.	146,249	2,440,829
	Pan-United Corp. Ltd.	47,875	43,356
	Propnex Ltd.	43,800	75,460
	Q&M Dental Group Singapore Ltd.	53,640	21,752
	QAF Ltd.	44,382	33,291
*	Rex International Holding Ltd.	266,900	32,888
	Riverstone Holdings Ltd.	145,900	87,772
	Samudera Shipping Line Ltd.	41,900	36,593
	SATS Ltd.	149,032	443,988
	SBS Transit Ltd.	11,800	30,336
	Seatrium Ltd.	521,433	864,741
	Sheng Siong Group Ltd.	148,800	318,265
	SIA Engineering Co. Ltd.	19,600	50,866
#	Singapore Airlines Ltd.	287,400	1,434,705
	Singapore Exchange Ltd.	99,700	1,381,454
	Singapore Land Group Ltd.	27,300	74,984
	Singapore Post Ltd.	348,700	108,270
	Singapore Telecommunications Ltd.	247,100	891,707
	Stamford Land Corp. Ltd.	162,807	63,330
	StarHub Ltd.	103,900	92,933
	Straits Trading Co. Ltd.	37,025	52,161
*††	Swiber Holdings Ltd.	23,999	0
	Tai Sin Electric Ltd.	24,900	9,762
	Tuan Sing Holdings Ltd.	151,727	41,263
	UMS Integration Ltd.	173,303	182,677

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	United Overseas Bank Ltd.	92,970	$2,802,035
	UOB-Kay Hian Holdings Ltd.	104,686	259,518
	UOL Group Ltd.	113,551	969,791
	Valuetronics Holdings Ltd.	117,650	80,997
	Venture Corp. Ltd.	61,300	787,160
	Vicom Ltd.	10,800	14,035
	Wee Hur Holdings Ltd.	71,100	49,744
	Wilmar International Ltd.	129,300	345,236
	Wing Tai Holdings Ltd.	92,200	119,516
	Yangzijiang Shipbuilding Holdings Ltd.	543,300	1,426,875
TOTAL SINGAPORE			29,448,182
SPAIN — (3.3%)
	Acciona SA	6,672	1,433,918
	Acerinox SA	50,520	750,457
Ω	Aedas Homes SA	2,042	57,980
Ω	Aena SME SA	69,590	2,161,295
#*	Airtificial Intelligence Structures SA	93,405	10,681
	Almirall SA	14,192	212,445
	Amadeus IT Group SA	36,639	2,456,522
*	Amper SA	247,202	55,688
	Atresmedia Corp. de Medios de Comunicacion SA	26,478	164,767
	Audax Renovables SA	27,496	42,910
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	582,657	14,789,957
	Banco de Sabadell SA	1,332,301	5,226,327
	Banco Santander SA (SAN SM)	707,292	9,030,749
	Bankinter SA	184,137	3,143,213
	CaixaBank SA	236,893	3,127,029
Ω	Cellnex Telecom SA	24,657	762,644
	CIE Automotive SA	10,511	358,061
	Construcciones y Auxiliar de Ferrocarriles SA	5,118	341,182
	Corp. ACCIONA Energias Renovables SA	11,173	282,829
*	Distribuidora Internacional de Alimentacion SA	2,593	120,333
	Ebro Foods SA	13,601	296,445
		Shares	Value»
SPAIN — (Continued)
*	eDreams ODIGEO SA	14,159	$58,584
	Elecnor SA	9,837	313,553
	Enagas SA	34,100	561,394
*	Ence Energia y Celulosa SA	24,550	64,646
	Endesa SA	30,248	1,116,597
*	Ercros SA	25,202	102,122
	Ferrovial SE	26,707	1,803,926
	Fluidra SA	15,038	437,430
Ω	Gestamp Automocion SA	31,789	113,974
Ω	Global Dominion Access SA	24,123	99,629
*	Grenergy Renovables SA	4,188	478,044
	Grupo Empresarial San Jose SA	5,655	55,694
	Iberdrola SA	779	17,475
	Iberdrola SA IBE SM	56,918	1,279,677
	Iberpapel Gestion SA (IBG SM)	2,730	68,009
	Indra Sistemas SA	35,697	2,307,238
	Industria de Diseno Textil SA	49,633	3,229,624
*	Inmocemento SA	7,167	31,657
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	48,984	68,316
	Mapfre SA	245,861	1,124,995
	Melia Hotels International SA	30,644	273,407
	Naturgy Energy Group SA	11,459	359,824
Ω	Neinor Homes SA	7,095	169,058
*	Obrascon Huarte Lain SA	93,787	39,847
#*	Oryzon Genomics SA	4,693	17,876
	Pharma Mar SA	846	79,149
	Prim SA	853	12,895
Ω	Prosegur Cash SA	79,580	60,483
	Prosegur Cia de Seguridad SA	30,806	102,548
*	Realia Business SA	45,114	54,702
#	Redeia Corp. SA	48,492	838,036
	Repsol SA (REP SM)	104,131	2,051,494
	Sacyr SA	1,412	6,638
	Sacyr SA SCYR SM	112,978	531,627
*	Solaria Energia y Medio Ambiente SA	13,207	291,283
#*Ω	Talgo SA	6,527	22,692
*	Tecnicas Reunidas SA	12,939	489,929
#	Telefonica SA (TEF SM)	787,286	3,187,167
#	Tubacex SA	28,080	114,725

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
Ω	Unicaja Banco SA	333,084	$1,141,440
	Vidrala SA	6,316	659,827
	Viscofan SA	8,234	552,589
TOTAL SPAIN			69,215,252
SWEDEN — (3.2%)
#	AAK AB	8,498	237,791
Ω	AcadeMedia AB	30,532	323,518
	AddLife AB, Class B	23,592	361,402
	Addnode Group AB	26,148	251,307
	AddTech AB, Class B	20,999	681,816
	AFRY AB	24,446	387,909
	Alfa Laval AB	13,412	776,853
Ω	Alimak Group AB	14,163	216,857
	Alleima AB	54,322	474,760
	Alligo AB, Class B	4,954	70,462
Ω	Ambea AB	36,152	551,300
*	Annehem Fastigheter AB, Class B	17,398	32,017
	AQ Group AB	12,565	276,568
	Arjo AB, Class B	54,093	162,159
*	Asmodee Group AB, Class B	24,802	297,601
#	Assa Abloy AB, Class B	20,072	811,590
	Atlas Copco AB (ATCOA SS), Class A	105,103	2,167,454
	Atlas Copco AB (ATCOB SS), Class B	68,658	1,234,997
#	Atrium Ljungberg AB, Class B	28,045	106,221
Ω	Attendo AB	39,293	392,242
	Avanza Bank Holding AB	21,949	855,186
	Axfood AB	12,450	426,554
	Beijer Alma AB	10,199	303,090
	Beijer Ref AB	11,083	157,765
	Bergman & Beving AB	6,396	198,984
*	BHG Group AB	29,159	100,442
	Bilia AB, Class A	24,321	344,613
	Billerud Aktiebolag	42,360	342,527
	BioGaia AB, Class B	16,291	200,375
	Bjorn Borg AB	4,321	28,437
*	Boliden AB	20,040	1,403,335
*	Bonava AB, Class B	26,196	38,368
#*Ω	Boozt AB	8,682	88,169
Ω	Bravida Holding AB	43,278	426,378
	Bufab AB	26,314	291,278
	Bulten AB	2,864	15,975
	Bure Equity AB	16,196	399,902
	Byggmax Group AB	12,072	76,633
*	Camurus AB	1,946	146,080
#	Castellum AB	26,310	325,251
	Catella AB	11,852	36,271
	Catena AB	4,122	213,972
		Shares	Value»
SWEDEN — (Continued)
*	Cavotec Group AB	8,277	$13,661
#	Cibus Nordic Real Estate AB publ	8,321	144,236
	Clas Ohlson AB, Class B	13,885	475,433
	Cloetta AB, Class B	61,932	302,931
*	Coffee Stain Group AB, Class B	20,677	43,037
	Corem Property Group AB (CORED SS), Class D	1,093	29,357
*	Ctek AB	7,424	10,336
	CTT Systems AB	2,078	38,118
	Dios Fastigheter AB	16,550	119,862
Ω	Dometic Group AB	73,101	314,614
	Duni AB	5,746	67,581
*Ω	Dustin Group AB	72,723	14,160
*	Dynavox Group AB	24,197	236,722
	Eastnine AB	16,544	92,512
*	Electrolux AB, Class B	24,823	200,510
	Electrolux Professional AB, Class B	46,970	323,642
	Elekta AB, Class B	67,971	436,931
#*	Embracer Group AB	20,677	113,258
#*	Enad Global 7 AB	10,231	14,110
#	Engcon AB	7,897	70,843
	Ependion AB	4,568	54,548
	Epiroc AB (EPIA SS), Class A	31,870	893,417
	Epiroc AB (EPIB SS), Class B	18,860	470,314
#	EQT AB	3,310	125,633
	Essity AB (ESSITYA SS), Class A	1,973	58,181
	Essity AB (ESSITYB SS), Class B	44,514	1,317,999
#	Fabege AB	21,533	198,897
	Fagerhult Group AB	11,874	50,058
#*	Fastighets AB Balder, Class B	29,093	219,437
*	Fastighets AB Trianon	6,570	14,429
*	Fastighetsbolaget Emilshus AB, Class B	4,503	26,851
	FastPartner AB (FPARA SS), Class A	7,691	39,546
	FastPartner AB (FPARD SS), Class D	1,419	11,946
	Fenix Outdoor International AG	420	24,732
	FM Mattsson AB	1,340	9,682
	G5 Entertainment AB	2,023	21,358
	Getinge AB, Class B	33,696	738,357

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Granges AB	29,810	$500,223
*Ω	Green Landscaping Group AB	2,230	11,049
*	Gruvaktiebolaget Viscaria	20,683	47,009
#	H & M Hennes & Mauritz AB, Class B	26,863	537,935
	Hanza AB	7,620	119,067
	Heba Fastighets AB, Class B	8,941	30,257
	Hemnet Group AB	12,608	201,051
	Hexagon AB, Class B	49,508	558,205
*	Hexatronic Group AB	25,291	66,534
	Hexpol AB	47,347	387,520
*	HMS Networks AB	3,215	144,929
Ω	Hoist Finance AB	17,540	246,733
#	Holmen AB (HOLMB SS), Class B	9,400	352,339
	Hufvudstaden AB, Class A	10,574	146,114
	Humana AB	8,769	46,789
	Husqvarna AB (HUSQA SS), Class A	4,789	24,457
	Husqvarna AB (HUSQB SS), Class B	43,511	222,280
	Indutrade AB	18,355	430,892
	Instalco AB	22,059	62,920
	Inwido AB	17,257	297,032
	JM AB	12,757	196,311
*	John Mattson Fastighetsforetagen AB	3,270	24,253
	Kabe Group AB, Class B	753	17,579
*	Karnell Group AB	7,310	50,697
*	Karnov Group AB	16,961	186,360
*	K-fast Holding AB	26,069	35,799
*	Klarabo Sverige AB, Class B	21,593	36,120
	KNOW IT AB	3,985	52,183
	Lagercrantz Group AB, Class B	33,877	742,266
	Lifco AB, Class B	8,406	288,847
	Lime Technologies AB	2,207	62,995
	Lindab International AB	18,483	388,554
	Logistea AB, Class B	30,384	49,061
	Loomis AB	18,385	762,908
#*	Maha Capital AB	16,003	22,641
*	Medcap AB	2,322	128,151
	MEKO AB	7,380	58,661
	Micro Systemation AB, Class B	4,122	30,786
	Midsona AB, Class B	14,238	15,752
		Shares	Value»
SWEDEN — (Continued)
	MIPS AB	1,511	$47,031
*	Modern Times Group MTG AB, Class B	22,751	265,582
	Momentum Group AB	7,786	114,969
Ω	Munters Group AB	24,209	477,974
	Mycronic AB	25,194	579,918
*	NCAB Group AB	21,963	114,181
	NCC AB, Class B	22,887	586,062
	Nederman Holding AB	4,601	74,309
*	Net Insight AB, Class B	65,449	15,990
#	New Wave Group AB, Class B	22,744	272,722
#	Nibe Industrier AB, Class B	70,809	271,253
	Nilorngruppen AB, Class B	2,248	16,310
	Nivika Fastigheter AB, Class B	5,634	27,870
#*	Nobia AB	37,980	16,491
	Nolato AB, Class B	42,216	275,907
	Nordnet AB publ	14,352	464,332
*	Norion Bank AB	15,590	118,755
	Note AB	4,949	92,058
#	NP3 Fastigheter AB	6,024	178,783
	Nyfosa AB	23,161	184,122
	OEM International AB, Class B	15,928	227,483
*	Ovzon AB	4,255	26,203
	Pandox AB	18,988	409,690
	Peab AB, Class B	47,702	476,768
	Platzer Fastigheter Holding AB, Class B	8,730	72,726
	Proact IT Group AB	5,913	67,677
	Ratos AB, Class B	72,643	310,496
	RaySearch Laboratories AB	8,015	171,207
	Rejlers AB	4,553	93,206
	Rusta AB	8,753	80,473
	Rvrc Holding AB	20,123	154,610
#	Sagax AB (SAGAB SS), Class B	10,218	225,319
#*	Samhallsbyggnadsbolaget i Norden AB SBBB SS	152,301	83,874
*	Samhallsbyggnadsbolaget i Norden AB SBBD SS, Class D	22,560	27,481
	Sandvik AB	40,796	1,610,885
	Scandi Standard AB	16,388	198,758
Ω	Scandic Hotels Group AB	52,596	525,579
*	Sdiptech AB, Class B	6,125	117,320
	Sectra AB, Class B	18,681	461,877
	Securitas AB, Class B	48,114	795,656
*Ω	Sinch AB	179,170	536,867

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Sivers Semiconductors AB	35,958	$13,536
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,932,821
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	22,053
	Skanska AB, Class B	29,087	883,436
	SKF AB (SKFA SS), Class A	3,129	82,846
	SKF AB (SKFB SS), Class B	43,109	1,127,158
#	SkiStar AB	10,262	193,174
	Softronic AB, Class B	5,133	12,300
	Solid Forsakring AB	2,863	29,604
	SSAB AB (SSABA SS), Class A	30,514	252,282
	SSAB AB (SSABAH FH), Class A	2,180	18,055
	SSAB AB (SSABB SS), Class B	139,695	1,149,177
	SSAB AB (SSABBH FH), Class B	12,326	101,393
	Stenhus Fastigheter I Norden AB	8,475	10,749
*	Stillfront Group AB	84,887	52,517
	Storskogen Group AB, Class B	338,650	411,155
	Svedbergs Group AB	5,756	42,720
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	26,057
#	Svenska Cellulosa AB SCA (SCAB SS), Class B	46,153	577,878
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	811,995
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	38,790
	Sweco AB, Class B	35,642	590,485
	Swedbank AB, Class A	37,972	1,476,361
*	Swedish Logistic Property AB, Class B	18,282	86,048
	Synsam AB	36,734	270,166
	Systemair AB	19,781	192,542
	Tele2 AB, Class B	86,199	1,585,941
		Shares	Value»
SWEDEN — (Continued)
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	5,155	$56,032
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	319,588	3,461,190
	Telia Co. AB	348,633	1,592,716
	TF Bank AB	7,185	138,609
Ω	Thule Group AB	13,213	316,553
	Trelleborg AB, Class B	16,615	672,346
	Troax Group AB	7,157	116,765
	Truecaller AB, Class B	44,708	77,416
	VBG Group AB, Class B	5,432	234,735
*	Viaplay Group AB	226,826	30,836
	Vitec Software Group AB, Class B	2,754	77,333
	Volvo AB (VOLVA SS), Class A	18,208	661,554
	Volvo AB (VOLVB SS), Class B	147,920	5,375,028
*	Volvo Car AB, Class B	54,648	182,366
#	Wallenstam AB, Class B	38,947	177,367
	Wihlborgs Fastigheter AB	30,534	315,480
*	XANO Industri AB, Class B	3,917	39,743
TOTAL SWEDEN			67,540,989
SWITZERLAND — (5.4%)
	ABB Ltd.	54,873	4,724,457
	Accelleron Industries AG (ACLN SW)	26,833	2,570,261
	Adecco Group AG	39,463	1,159,675
	Alcon AG ALC SW	6,173	499,657
#	Alcon AG ALC US	36,969	2,993,750
	Allreal Holding AG	4,218	1,233,819
	ALSO Holding AG	1,733	446,598
*	ams-OSRAM AG	23,133	240,693
	APG SGA SA	352	96,057
	Arbonia AG	9,689	63,309
*	Aryzta AG	5,348	379,078
	Ascom Holding AG	6,047	41,942
	Autoneum Holding AG	1,039	169,937
	Banque Cantonale de Geneve	5,720	205,733
#	Banque Cantonale Vaudoise	7,648	1,035,005
	Barry Callebaut AG	68	119,953

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Basilea Pharmaceutica Ag Allschwil	3,424	$239,818
	Belimo Holding AG	1,797	1,965,517
	Bell Food Group AG	588	168,713
	Bellevue Group AG	2,601	38,113
	Berner Kantonalbank AG	1,486	620,125
	BKW AG	3,526	666,630
	Bossard Holding AG, Class A	1,540	302,646
	Bucher Industries AG	1,975	916,211
	Burckhardt Compression Holding AG	812	561,373
	Burkhalter Holding AG	1,741	316,404
	Bystronic AG	243	84,808
	Cembra Money Bank AG	8,151	1,041,958
*	Cicor Technologies Ltd.	906	144,155
	Cie Financiere Tradition SA, Class BR	460	175,240
	Clariant AG	8,466	78,333
#	Coltene Holding AG	799	57,047
	COSMO Pharmaceuticals NV	638	95,665
	CPH Group AG	474	41,370
	Daetwyler Holding AG, Class BR	1,220	249,346
	DKSH Holding AG	8,037	589,692
	dormakaba Holding AG	6,740	506,866
	DSM-Firmenich AG	5,016	395,529
	EFG International AG	27,825	711,067
	Emmi AG	550	557,204
	EMS-Chemie Holding AG	1,198	931,407
#*	Feintool International Holding AG	1,032	13,650
	Flughafen Zurich AG	5,515	1,712,855
	Forbo Holding AG	220	259,817
	Fundamenta Real Estate AG	3,529	86,347
	Galderma Group AG	9,967	1,857,838
Ω	Galenica AG	13,918	1,739,716
	Geberit AG	4,723	3,606,436
	Georg Fischer AG	19,911	1,327,085
	Glarner Kantonalbank	861	24,491
#	Helvetia Baloise Holding AG	22,453	5,694,545
	Hiag Immobilien Holding AG	811	130,385
	Huber & Suhner AG	4,435	896,999
		Shares	Value»
SWITZERLAND — (Continued)
	Hypothekarbank Lenzburg AG	18	$94,498
	Implenia AG	5,540	530,555
	Inficon Holding AG	3,490	552,294
	Interroll Holding AG	142	341,953
	Intershop Holding AG	960	208,038
	Investis Holding SA	821	164,432
	Julius Baer Group Ltd.	38,336	3,202,217
	Jungfraubahn Holding AG	1,339	527,659
	Kardex Holding AG	1,588	558,242
	Kuehne & Nagel International AG	5,313	1,230,290
	Landis & Gyr Group AG	6,063	425,919
#	Lastminute.com NV	1,332	24,598
	Liechtensteinische Landesbank AG	3,467	432,318
#	Logitech International SA (LOGI US)	7,885	676,848
	Logitech International SA (LOGN SW)	9,289	800,267
	Luzerner Kantonalbank AG	5,013	638,638
Ω	Medacta Group SA	1,642	351,339
#	Meier Tobler Group AG	1,442	67,847
#	Metall Zug AG, Class B	16	16,704
	Mikron Holding AG	3,174	70,912
	Mobilezone Holding AG	10,259	187,074
	Mobimo Holding AG	2,017	1,015,730
*Ω	Montana Aerospace AG	7,326	316,204
	Naturenergie Holding AG	1,658	70,046
	Novavest Real Estate AG	464	24,192
	Orell Fuessli AG	122	18,945
	Partners Group Holding AG	2,441	3,328,411
	Phoenix Mecano AG	183	104,841
	Plazza AG, Class A	201	113,825
*Ω	PolyPeptide Group AG	3,309	116,969
	PSP Swiss Property AG	7,189	1,442,969
#	Rieter Holding AG	20,124	86,614
	Romande Energie Holding SA	1,298	71,828
	Schindler Holding AG	1,703	626,332
*Ω	Sensirion Holding AG	1,659	123,940
	SFS Group AG	4,562	669,766
	SGS SA	23,919	2,878,878
#	SIG Group AG	44,592	689,991
	Sika AG	9,496	1,822,192

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
*	Softwareone Holding AG SWON NO	4,043	$41,703
	Softwareone Holding AG SWON SW	26,687	274,636
	Sonova Holding AG	6,258	1,712,710
	St. Galler Kantonalbank AG	842	647,158
#	Stadler Rail AG	13,414	343,665
#	Straumann Holding AG	7,076	851,029
	Sulzer AG	5,190	1,118,274
	Sunrise Communications AG, Class A	16,986	964,064
#	Swatch Group AG (UHR SW), Class BR	7,213	1,701,818
	Swatch Group AG (UHRN SW)	11,405	540,351
#	Swiss Life Holding AG	3,161	3,466,202
	Swiss Prime Site AG	20,730	3,529,087
	Swiss Re AG	38,965	6,225,975
#	Swisscom AG	4,861	3,991,274
	Swissquote Group Holding SA	2,882	1,640,741
	Temenos AG	12,693	1,121,729
	Thurgauer Kantonalbank	103	22,771
	TX Group AG	758	163,281
#*	UBS Group AG (UBS US)	126,593	5,968,854
	UBS Group AG (UBSG SW)	15,912	752,882
	Valiant Holding AG	4,404	884,075
Ω	VAT Group AG	3,727	2,410,125
	Vaudoise Assurances Holding SA	263	250,498
	Vetropack Holding AG	1,398	40,795
	Vontobel Holding AG	7,638	658,288
	VP Bank AG, Class A	767	83,686
	VZ Holding AG	3,197	626,648
	Walliser Kantonalbank	862	154,453
	Warteck Invest AG	28	71,298
#	Ypsomed Holding AG	839	332,047
	Zehnder Group AG	2,716	289,209
	Zug Estates Holding AG, Class B	72	216,959
	Zuger Kantonalbank, Class BR	34	413,095
	Zurich Insurance Group AG	6,584	4,684,001
TOTAL SWITZERLAND			115,603,021
UNITED KINGDOM — (9.7%)
	3i Group PLC	33,790	1,552,283
		Shares	Value»
UNITED KINGDOM — (Continued)
	4imprint Group PLC	6,011	$336,776
	Aberdeen Group PLC	436,744	1,304,024
*	Accesso Technology Group PLC	4,676	18,065
	Admiral Group PLC	39,808	1,498,133
	Advanced Medical Solutions Group PLC	34,292	101,028
*	Afentra PLC	35,856	24,559
	AG Barr PLC	15,668	136,720
Ω	Airtel Africa PLC	251,550	1,096,765
	AJ Bell PLC	82,160	521,794
Ω	Alfa Financial Software Holdings PLC	31,920	94,245
	Antofagasta PLC	16,887	836,777
*	AO World PLC	67,053	99,294
	Ashmore Group PLC	21,109	68,487
	Ashtead Group PLC	41,990	2,703,304
#	Ashtead Technology Holdings PLC	5,365	29,765
	Associated British Foods PLC	25,627	669,744
	Atalaya Mining Copper SA	28,105	393,667
Ω	Autotrader Group PLC	174,426	1,285,779
	Aviva PLC	221,820	1,933,793
	B&M European Value Retail SA	89,220	215,395
	Balfour Beatty PLC	134,293	1,315,040
	Barclays PLC (BARC LN)	464,084	3,097,328
	Barclays PLC (BCS US), Sponsored ADR	138,179	3,696,288
	Barratt Redrow PLC	305,026	1,624,182
	Beazley PLC	174,013	2,703,384
	Begbies Traynor Group PLC	10,069	16,288
	Bellway PLC	33,644	1,252,059
	Berkeley Group Holdings PLC	21,034	1,188,384
#	Bloomsbury Publishing PLC	22,292	151,643
	Bodycote PLC	31,607	323,333
*	Borders & Southern Petroleum PLC	100,591	12,335
	Braemar PLC	2,517	7,499
	Breedon Group PLC	50,885	234,375
	Brickability Group PLC	41,207	30,757
	Brooks Macdonald Group PLC	872	19,130
	BT Group PLC	1,292,268	3,396,753
	Bunzl PLC	17,110	479,817
*	Burberry Group PLC	82,772	1,250,596
	Burford Capital Ltd.	42,834	408,169

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
#	Bytes Technology Group PLC (BYIT LN)	34,262	$157,993
*	Canal & SA	124,999	542,089
	Capital Ltd.	36,705	66,404
	Card Factory PLC	83,018	77,210
*	Carnival PLC (CCL LN)	3,859	114,624
*	Carnival PLC (CUK US), ADR	11,998	357,420
	Castings PLC	5,465	20,542
	Central Asia Metals PLC	44,054	134,730
	Centrica PLC	1,068,091	2,796,808
	Chesnara PLC	58,431	244,547
	Clarkson PLC	3,948	226,676
*	Close Brothers Group PLC	42,325	293,814
Ω	CMC Markets PLC	18,203	81,325
	Coats Group PLC	388,610	452,238
	Coca-Cola HBC AG, Class DI	22,008	1,195,247
	Compass Group PLC	74,184	2,224,433
	Computacenter PLC	17,708	810,480
	Conduit Holdings Ltd.	4,053	21,326
Ω	Convatec Group PLC	200,729	633,163
	Costain Group PLC	36,059	87,336
	Cranswick PLC	9,992	721,232
	Crest Nicholson Holdings PLC	74,562	155,943
	Croda International PLC	15,813	590,922
	Currys PLC	290,256	581,689
	CVS Group PLC	14,562	259,855
*	DFS Furniture PLC	50,353	136,158
*	Dialight PLC	2,955	13,496
	Diploma PLC	9,369	682,547
	DiscoverIE Group PLC	12,347	106,321
	Domino's Pizza Group PLC	15,150	37,803
	Dr. Martens PLC	133,470	123,046
	Drax Group PLC	119,759	1,477,701
	Dunelm Group PLC	32,233	407,101
	Elementis PLC	108,723	239,636
	Essentra PLC	29,900	41,193
	Everplay Group PLC	7,900	35,430
	Experian PLC	76,550	2,899,311
	Fevara PLC	4,717	8,746
	Fintel PLC	7,668	27,590
	Firstgroup PLC	198,102	506,725
	Foresight Group Holdings Ltd.	16,411	95,124
Ω	Forterra PLC	7,328	17,778
	Foxtons Group PLC	73,994	54,285
*	Frasers Group PLC	30,157	287,274
	Fresnillo PLC	48,455	2,386,242
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Frontier Developments PLC	3,603	$23,514
*Ω	Funding Circle Holdings PLC	45,305	100,956
	FW Thorpe PLC	2,839	10,882
	Galliford Try Holdings PLC	17,681	126,917
	Games Workshop Group PLC	8,638	2,015,143
	Gamma Communications PLC	11,142	138,783
	Genuit Group PLC	60,899	277,270
	Gooch & Housego PLC	6,603	62,951
	Goodwin PLC	242	83,410
	Grafton Group PLC, CDI	46,628	596,176
	Grainger PLC	151,889	404,287
*	Greencore Group PLC	50,956	0
	Greencore Group PLC GNC LN	137,355	543,214
#	Greggs PLC	26,711	587,727
*	Griffin Mining Ltd.	8,945	37,663
*	Gulf Marine Services PLC	151,979	47,286
*Ω	Gym Group PLC	38,062	88,330
	Haleon PLC (HLN LN)	475,086	2,484,652
	Halma PLC	12,564	610,216
	Harworth Group PLC	40,841	92,096
*	Headlam Group PLC	17,304	10,466
	Helical PLC	27,082	71,451
*	Helios Towers PLC	221,917	526,604
	Henry Boot PLC	23,100	61,296
	Hill & Smith PLC	20,378	622,690
	Hilton Food Group PLC	6,742	43,608
	Hiscox Ltd.	73,423	1,493,371
	Hochschild Mining PLC	105,328	950,538
	Hollywood Bowl Group PLC	44,958	159,756
Ω	Hostelworld Group PLC	14,765	23,705
	Howden Joinery Group PLC	156,022	1,787,374
	HSBC Holdings PLC (HSBA LN)	120,743	2,130,018
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	13,135,052
	Hunting PLC	30,864	187,778
Ω	Ibstock PLC	19,697	34,270
	ICG PLC	32,619	811,679
#	IDOX PLC	36,520	35,371

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	IG Group Holdings PLC	65,396	$1,213,230
	IMI PLC	58,131	2,195,168
	Inchcape PLC	94,463	1,056,324
	Informa PLC	146,161	1,763,847
	IntegraFin Holdings PLC	18,218	87,703
	InterContinental Hotels Group PLC	4,909	663,203
	International Personal Finance PLC	63,898	205,862
	International Workplace Group PLC	184,878	626,762
	Intertek Group PLC	28,546	1,751,230
	Investec PLC	131,235	1,089,805
*	IP Group PLC	206,320	167,558
#*	ITM Power PLC	29,179	24,923
	ITV PLC	695,044	774,935
	J Sainsbury PLC	403,505	1,768,043
*	James Fisher & Sons PLC	4,426	27,097
#	James Halstead PLC	44,198	83,484
	JD Sports Fashion PLC	547,367	612,573
#*	John Wood Group PLC	128,717	45,761
	Johnson Matthey PLC	33,177	1,072,870
	Johnson Service Group PLC	108,229	209,316
	Jupiter Fund Management PLC	119,800	307,959
	Just Group PLC	269,908	799,652
	Kainos Group PLC	11,846	145,847
	Keller Group PLC	20,496	498,863
	Kier Group PLC	108,444	332,303
	Kingfisher PLC	415,797	1,916,156
	Kitwave Group PLC	12,461	50,556
	Knights Group Holdings PLC	11,574	31,197
	Lancashire Holdings Ltd.	50,175	423,745
	Legal & General Group PLC	395,433	1,435,744
	Lion Finance Group PLC	10,210	1,410,607
	Lloyds Banking Group PLC (LLOY LN)	3,778,142	5,641,537
#	Lloyds Banking Group PLC (LYG US), ADR	27,731	165,554
	London Investment Group PLC	4,016	21,413
	London Stock Exchange Group PLC	6,492	724,162
		Shares	Value»
UNITED KINGDOM — (Continued)
	LSL Property Services PLC	22,137	$80,442
Ω	Luceco PLC	6,975	15,039
	M&G PLC	411,547	1,744,649
	Man Group PLC	248,872	898,279
	Marks & Spencer Group PLC	366,116	1,836,144
	Marshalls PLC	42,089	90,151
	McBride PLC	39,844	87,374
	Me Group International PLC	60,797	115,209
	Mears Group PLC	15,597	78,338
*	Metro Bank Holdings PLC	58,472	106,901
	MJ Gleeson PLC	11,133	58,971
	Mondi PLC	53,782	628,513
	MONY Group PLC	132,004	336,970
	Moonpig Group PLC	51,428	150,872
	Morgan Advanced Materials PLC	54,724	171,391
	Morgan Sindall Group PLC	11,670	789,387
	Mortgage Advice Bureau Holdings Ltd.	7,660	81,997
	MP Evans Group PLC	4,197	75,065
	National Grid PLC (NG LN)	27,250	462,965
	National Grid PLC (NGG US), Sponsored ADR	19,602	1,671,463
	NatWest Group PLC (NWG LN)	398,387	3,631,210
#	NatWest Group PLC (NWG US), Sponsored ADR	52,827	963,036
	NCC Group PLC	57,605	111,054
	Next 15 Group PLC	11,109	53,545
	Next PLC	10,162	1,845,001
	Nichols PLC	2,793	38,652
	Ninety One PLC	76,396	265,957
	Norcros PLC	20,097	97,615
*	Ocado Group PLC	44,285	132,717
Ω	On the Beach Group PLC	23,948	71,945
	OSB Group PLC	96,574	807,189
	Oxford Instruments PLC	2,954	102,221
	Pagegroup PLC	78,461	221,708
	Pan African Resources PLC	487,442	862,705
*	Pantheon Resources PLC	280,364	29,113
	Paragon Banking Group PLC	54,066	657,929
	PayPoint PLC	5,808	42,261

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Pearson PLC (PSON LN)	65,542	$862,071
	Pennon Group PLC	63,811	478,299
	Persimmon PLC	71,398	1,374,927
	Pets at Home Group PLC	104,672	293,150
	Pharos Energy PLC	70,803	21,220
	Phoenix Group Holdings PLC	60,112	609,276
*	Phoenix Spree Deutschland Ltd.	11,400	27,281
*	Pinewood Technologies Group PLC	16,808	108,619
	Plus500 Ltd.	23,923	1,377,043
	Polar Capital Holdings PLC	18,555	149,769
	Pollen Street Group Ltd.	6,049	76,112
	Porvair PLC	6,060	70,273
	PPHE Hotel Group Ltd.	1,287	31,531
	Premier Foods PLC	243,135	629,210
	Prudential PLC (PRU LN)	27,120	445,453
#	Prudential PLC (PUK US), ADR	134,384	4,433,328
*	PureTech Health PLC (PRTC LN)	37,222	67,438
Ω	Quilter PLC	297,906	793,008
	Rathbones Group PLC	11,798	357,107
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	119,446	104,819
	Redcentric PLC	6,423	10,472
#	RELX PLC (RELX US), Sponsored ADR	68,073	2,437,001
	RELX PLC (REN NA)	22,194	792,713
	Renew Holdings PLC	13,913	178,388
	Rentokil Initial PLC RTO LN	238,229	1,478,643
#	Rentokil Initial PLC RTO US, Sponsored ADR	8,565	269,883
	RHI Magnesita NV	3,688	140,024
	Rightmove PLC	170,452	1,153,859
	Rio Tinto PLC (RIO LN)	25,828	2,356,400
	Rio Tinto PLC (RIO US), Sponsored ADR	49,126	4,471,940
#*	Rockhopper Exploration PLC	120,062	116,885
	Rotork PLC	125,868	610,806
	RS Group PLC	57,181	525,068
		Shares	Value»
UNITED KINGDOM — (Continued)
	S&U PLC	1,297	$42,029
Ω	Sabre Insurance Group PLC	51,746	92,098
*	Saga PLC	25,616	182,635
	Sage Group PLC	98,024	1,285,408
	Savills PLC	32,429	478,597
	Schroders PLC	111,220	688,867
	Secure Trust Bank PLC	2,756	54,768
	Senior PLC	27,633	92,467
	Severfield PLC	62,823	23,444
	Severn Trent PLC	29,391	1,180,512
*	SIG PLC	98,873	13,200
	Smith & Nephew PLC (SN LN)	30,741	523,927
#	Smith & Nephew PLC (SNN US), Sponsored ADR	15,783	538,832
	Smiths Group PLC	26,317	903,774
	Smiths News PLC	44,585	41,596
	Softcat PLC	32,923	644,767
*	SolGold PLC	73,049	28,024
	Speedy Hire PLC	115,549	40,416
	Spirax Group PLC	4,797	477,994
	SSE PLC	102,054	3,392,015
	SSP Group PLC	160,024	400,674
	St. James's Place PLC	104,786	2,188,489
	Standard Chartered PLC	221,197	5,659,642
	Tatton Asset Management PLC	8,498	79,260
	Taylor Wimpey PLC	790,248	1,155,311
	TBC Bank Group PLC	10,223	594,388
	Telecom Plus PLC	17,945	327,827
	Tesco PLC	738,628	4,297,930
#*	THG PLC	140,586	71,678
	TP ICAP Group PLC	206,004	718,626
*Ω	Trainline PLC	34,724	97,315
	Travis Perkins PLC	51,584	441,564
	Trifast PLC	33,777	34,610
*	TT Electronics PLC	42,404	65,043
#	Unilever PLC UL US, ADR	75,552	5,164,735
	United Utilities Group PLC	74,450	1,274,997
*	Vanquis Banking Group PLC	57,972	94,604
	Vertu Motors PLC	95,932	82,638
	Vesuvius PLC	47,869	301,234
	Victrex PLC	3,839	34,499
*	Videndum PLC	10,334	1,741
*	Vistry Group PLC	99,010	902,209
	Vodafone Group PLC (VOD LN)	1,488,414	2,192,027
	Volex PLC	17,044	102,815
	Volution Group PLC	29,044	254,197

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Vp PLC	2,866	$21,159
	WAG Payment Solutions PLC	20,803	35,981
*Ω	Watches of Switzerland Group PLC	59,623	424,673
*	Watkin Jones PLC	93,223	37,124
	Weir Group PLC	24,209	1,069,280
	WH Smith PLC	29,668	274,024
	Whitbread PLC	37,266	1,391,080
	Wickes Group PLC	70,220	218,938
	Wilmington PLC	1,608	6,570
*	Wise PLC, Class A	12,209	157,468
#	WPP PLC (WPP US), Sponsored ADR	6,541	136,576
*	Xaar PLC	6,240	9,391
	XPS Pensions Group PLC	20,451	97,312
	Zegona Communications PLC	5,454	117,612
	Zigup PLC	69,509	362,599
	Zotefoams PLC	5,730	32,616
TOTAL UNITED KINGDOM			206,242,619
UNITED STATES — (0.1%)
	International Paper Co.	37,330	1,495,706
	Royal Gold, Inc.	3,285	864,973
*	Sunococorp LLC	9,655	517,699
TOTAL UNITED STATES			2,878,378
TOTAL COMMON STOCKS			2,023,402,589
PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
	Bayerische Motoren Werke AG, 4.951%	4,875	502,834
#Ω	Dr. Ing hc F Porsche AG, 5.627%	5,553	270,225
	Draegerwerk AG & Co. KGaA, 2.296%	2,387	252,065
	Einhell Germany AG, 1.716%	1,347	140,391
#	FUCHS SE, 3.204%	18,421	796,282
	Henkel AG & Co. KGaA, 2.751%	16,428	1,443,231
		Shares	Value»

GERMANY — (Continued)
	Jungheinrich AG, 2.208%	13,726	$590,695
	Porsche Automobil Holding SE, 5.285%	21,545	921,813
	Sixt SE, 5.075%	4,430	279,311
	STO SE & Co. KGaA, 2.829%	686	96,167
	Volkswagen AG, 6.202%	21,983	2,666,648
TOTAL GERMANY			7,959,662
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Galan Lithium Ltd. Warrants	1,931	34
*	Silver Mines Ltd. Warrants 06/17/26	4,718	428
*††	Wiluna Mining Corp. Ltd. Warrants	10,550	279
TOTAL AUSTRALIA			741
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
TOTAL RIGHTS/WARRANTS			741
TOTAL INVESTMENT SECURITIES (Cost $1,149,447,896)			2,031,362,992

			Value†
SECURITIES LENDING COLLATERAL — (4.5%)
@§	The DFA Short Term Investment Fund	8,240,822	95,321,584
TOTAL INVESTMENTS — (100.0%)
(Cost $1,244,769,479)^^			$2,126,684,576

International Social Core Equity Portfolio
CONTINUED
As of January 31, 2026, the value of Rule 144A securities amounted to $47,408,494 or 2.2% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$352,474	$117,699,098	$3,918	$118,055,490
Austria	—	16,343,177	—	16,343,177
Belgium	637,099	21,542,087	—	22,179,186
Canada	255,976,297	45,740	2,409	256,024,446
China	1,365,596	—	—	1,365,596
Denmark	—	31,972,764	—	31,972,764
Finland	163,743	38,695,892	—	38,859,635
France	1,481,684	141,637,257	—	143,118,941
Germany	4,512,261	144,958,595	—	149,470,856
Hong Kong	—	32,627,460	2,308	32,629,768
Ireland	—	15,489,191	—	15,489,191
Israel	1,433,123	31,856,592	—	33,289,715
Italy	1,323,270	76,861,679	—	78,184,949
Japan	845,222	475,740,120	—	476,585,342
Netherlands	25,780,645	62,804,558	—	88,585,203
New Zealand	—	6,008,932	—	6,008,932
Norway	12,404	14,713,572	—	14,725,976
Portugal	—	9,584,981	—	9,584,981
Singapore	—	29,448,182	—	29,448,182
Spain	6,638	69,208,614	—	69,215,252
Sweden	43,037	67,497,952	—	67,540,989
Switzerland	9,639,452	105,963,569	—	115,603,021
United Kingdom	37,441,108	168,801,511	—	206,242,619
United States	1,382,672	1,495,706	—	2,878,378
Preferred Stocks
Germany	—	7,959,662	—	7,959,662
Rights/Warrants
Australia	—	462	279	741
Canada	—	—	—	—
Italy	—	—	—	—
Securities Lending Collateral	—	95,321,584	—	95,321,584
Total Investments in Securities	$342,396,725	$1,784,278,937	$8,914˂˃	$2,126,684,576

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
DOMESTIC EQUITIES — (61.2%)
U.S. Social Core Equity 2 Portfolio	1,616,521	$54,654,571
INTERNATIONAL EQUITIES — (38.8%)
International Social Core Equity Portfolio	1,150,370	23,041,921
Emerging Markets Social Core Equity Portfolio	583,393	11,557,014
TOTAL INTERNATIONAL EQUITIES		34,598,935
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $57,735,610)		$89,253,506
TEMPORARY CASH INVESTMENTS — (0.0%)
ɎState Street Institutional U.S. Government Money Market Fund, 3.720% (Cost $36,556)	36,556	36,556
TOTAL INVESTMENTS — (100.0%) (Cost $57,772,166)^^		$89,290,062
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$89,253,506	—	—	$89,253,506
Temporary Cash Investments	36,556	—	—	36,556
Total Investments in Securities	$89,290,062	—	—	$89,290,062

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value»
COMMON STOCKS — (98.5%)
BRAZIL — (2.6%)
	Allied Tecnologia SA	43,291	$68,851
	Allos SA	78,800	462,671
	Alupar Investimento SA	54,348	350,599
	Anima Holding SA	86,223	85,686
	Armac Locacao Logistica E Servicos SA	12,200	11,104
	Auren Energia SA	38,153	81,631
	Axia Energia	111,993	1,157,011
	Azzas 2154 SA	31,846	161,809
	B3 SA - Brasil Bolsa Balcao	410,022	1,258,250
	Banco ABC Brasil SA	2,464	12,557
	Banco Bradesco SA (BBDC3 BZ)	90,687	315,688
	Banco BTG Pactual SA	86,250	982,507
	Banco do Brasil SA	168,164	805,871
	Banco Santander Brasil SA	371,516	2,563,956
	BB Seguridade Participacoes SA	111,644	791,494
	Bemobi Mobile Tech SA	14,400	67,831
	Boa Safra Sementes SA	41,144	68,173
	BR Advisory Partners Participacoes SA	21,400	80,635
	Brisanet Servicos de Telecomunicacoes SA	71,878	45,481
	C&A Modas SA	99,000	224,421
	Caixa Seguridade Participacoes SA	14,598	48,015
	Camil Alimentos SA	51,423	65,076
*	Cia Brasileira de Aluminio	71,133	137,596
*	Cia Brasileira de Distribuicao	164,977	120,377
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	49,769	1,335,496
	Cia de Saneamento de Minas Gerais Copasa MG	65,721	638,759
	Cia De Sanena Do Parana (SAPR11 BZ)	101,609	901,260
		Shares	Value»
BRAZIL — (Continued)
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	$121,739
	Cia Energetica de Minas Gerais (CMIG3 BZ)	71,430	204,813
	Cia Paranaense de Energia - Copel CPLE3 BZ	344,336	862,353
*	Cia Siderurgica Nacional SA (CSNA3 BZ)	198,667	380,139
#*	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	64,102	122,435
	Cogna Educacao SA	879,487	760,375
	Construtora Tenda SA	39,700	208,203
*	Cosan SA	91,094	102,124
	CPFL Energia SA	32,700	319,746
	Cruzeiro do Sul Educacional SA	101,200	138,452
	CSU Digital SA	13,600	49,798
	Cury Construtora e Incorporadora SA	56,159	368,684
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	128,578	730,508
Ω	Desktop SA	42,794	121,159
	Dexco SA	151,002	164,409
	Dimed SA Distribuidora da Medicamentos	35,229	88,562
	Direcional Engenharia SA	110,890	293,937
	EcoRodovias Infraestrutura e Logistica SA	106,605	239,432
	Embraer SA	257,049	4,735,338
	Embraer SA (ERJ US), Sponsored ADR	6,957	511,061
	Empreendimentos Pague Menos SA PGMN3 BZ	131,619	164,063
*	Empreendimentos Pague Menos SA PGMN9 BZ	5,232	6,522
	Energisa SA	82,188	796,620
*	Eneva SA	156,175	626,748

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Engie Brasil Energia SA	49,295	$306,949
	Equatorial SA	169,616	1,318,833
	Even Construtora e Incorporadora SA	50,000	75,531
	Ez Tec Empreendimentos e Participacoes SA	60,357	173,636
	Fleury SA	99,053	312,813
	Fras-Le SA	17,391	80,300
	Gerdau SA, Sponsored ADR	135,564	578,858
Ω	GPS Participacoes e Empreendimentos SA	70,274	250,237
	Grendene SA	103,933	97,954
*	Grupo Casas Bahia SA	38,500	23,556
	Grupo Mateus SA	194,341	177,622
	Grupo Multi SA	75,100	20,264
	Grupo SBF SA	41,682	114,051
	Guararapes Confeccoes SA	57,836	107,919
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	29,142	68,332
	Iochpe Maxion SA	50,879	106,539
	Irani Papel e Embalagem SA	36,500	63,044
*	IRB-Brasil Resseguros SA	41,517	456,372
*	Jalles Machado SA	36,000	20,111
*	JBS NV, BDR	79,724	1,247,195
	JHSF Participacoes SA	181,166	328,751
	JSL SA	69,356	98,181
	Kepler Weber SA	41,632	81,006
	Klabin SA	342,936	1,248,521
	Lavvi Empreendimentos Imobiliarios SA	26,100	88,723
	Localiza Rent a Car SA	132,508	1,218,386
	LOG Commercial Properties e Participacoes SA	15,776	83,395
*	Log-in Logistica Intermodal SA	8,233	50,843
*	Lojas Quero-Quero SA	81,511	39,185
	Lojas Renner SA	413,067	1,171,838
Ω	LWSA SA	91,277	84,812
	M Dias Branco SA	30,798	145,307
	Magazine Luiza SA	159,690	297,062
	Mahle Metal Leve SA	16,000	104,462
		Shares	Value»
BRAZIL — (Continued)
	Marcopolo SA	79,665	$90,825
	MBRF Global Foods Co. SA	134,317	476,500
*Ω	Meliuz SA	56,700	42,772
	Melnick Even Desenvolvimento Imobiliario SA	48,100	36,467
	Mills Locacao Servicos e Logistica SA	48,740	143,550
	Minerva SA	131,963	155,214
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	14,672	11,040
	Motiva Infraestrutura de Mobilidade SA	234,983	748,338
	Moura Dubeux Engenharia SA	42,619	231,448
	Movida Participacoes SA	104,549	247,330
*	MRV Engenharia e Participacoes SA	125,580	192,567
	Multiplan Empreendimentos Imobiliarios SA	73,120	457,664
*	Natura Cosmeticos SA	257,208	428,619
	Neoenergia SA	48,449	298,275
*	Oceanpact Servicos Maritimos SA	50,600	90,571
	Odontoprev SA	107,745	230,118
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	67,868
	Porto Seguro SA	55,082	525,831
	Positivo Tecnologia SA	41,500	35,485
	Priner Servicos Industriais SA	13,076	43,481
	Profarma Distribuidora de Produtos Farmaceuticos SA	17,600	30,700
	Qualicorp Consultoria e Corretora de Seguros SA	114,500	49,388
	Raia Drogasil SA	148,900	693,183
	Romi SA	38,511	61,615
	Rumo SA	86,058	241,359
	Sao Martinho SA	64,495	187,134
#	Sendas Distribuidora SA (ASAI US), ADR	3,275	27,150
	Sendas Distribuidora SA (ASAI3 BZ)	362,425	590,182
Ω	Ser Educacional SA	70,200	166,738
	Simpar SA	127,984	162,693

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Smartfit Escola de Ginastica e Danca SA	109,615	$461,340
	Suzano SA (SUZB3 BZ)	136,027	1,275,039
	SYN prop e tech SA	18,318	17,682
	Tegma Gestao Logistica SA	15,888	117,739
	Telefonica Brasil SA (VIV US), ADR	9,148	129,719
	Telefonica Brasil SA (VIVT3 BZ)	61,280	435,257
	TIM SA	175,400	817,217
	TOTVS SA	50,470	427,428
	Transmissora Alianca de Energia Eletrica SA	113,353	896,658
	Tres Tentos Agroindustrial SA	39,609	125,238
	Trisul SA	47,192	63,577
*	Tupy SA	18,025	42,778
	Ultrapar Participacoes SA (UGPA3 BZ)	203,746	982,580
*	Uniao Pet Participacoes SA	40,398	27,020
	Unifique Telecomunicacoes SA	66,725	67,578
	Unipar Carbocloro SA	6,407	73,204
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	33,890	40,247
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	37,187	157,079
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	94,350	71,532
	Vibra Energia SA	311,616	1,702,926
	Vittia SA	10,800	9,440
	Vivara Participacoes SA	45,900	245,777
	Vulcabras SA	22,758	77,925
	WEG SA	132,622	1,303,351
	Wiz Co.	40,564	76,615
	YDUQS Participacoes SA	79,806	222,460
TOTAL BRAZIL			52,232,124
		Shares	Value»
CHILE — (0.6%)
	Administradora de Fondos de Pensiones Habitat SA	62,109	$105,624
	Aguas Andinas SA, Class A	674,200	297,027
	Banco de Chile (BCH US), ADR	16,828	734,218
	Banco de Chile (CHILE CI)	282,034	62,127
	Banco de Credito e Inversiones SA	5,732	425,986
	Banco Itau Chile SA	7,936	216,014
	Banco Santander Chile (BSAC US), ADR	6,294	221,675
	Banco Santander Chile (BSAN CI)	3,875,177	340,850
	Besalco SA	205,938	329,668
	BICECORP SA	567,450	285,741
	Camanchaca SA	88,516	9,707
*	CAP SA	21,820	206,017
	Cencosud SA	200,467	670,817
	Cencosud Shopping SA	80,784	258,895
	Cia Sud Americana de Vapores SA	6,036,589	331,688
	Colbun SA	1,485,053	245,937
	Embotelladora Andina SA, ADR, Class B	15,059	473,154
	Empresa Nacional de Telecomunicaciones SA	84,964	456,136
	Empresas CMPC SA	142,455	213,568
	Empresas Copec SA	48,958	417,351
	Empresas Lipigas SA	1,910	18,375
	Enel Americas SA (ENELAM CI)	1,372,029	129,529
	Enel Chile SA (ENELCHIL CI)	3,169,581	268,723
	Engie Energia Chile SA	133,161	236,021
	Falabella SA	43,746	339,536
	Forus SA	32,824	92,219
	Inversiones Aguas Metropolitanas SA	190,669	241,972
	Latam Airlines Group SA LTM CI	12,948,571	420,156
#	Latam Airlines Group SA LTM US, ADR	4,155	273,441
	Molibdenos y Metales SA	3,068	27,321
*	Multiexport Foods SA	291,740	115,487
	Parque Arauco SA	160,415	681,825
	PAZ Corp. SA	82,712	82,309
	Plaza SA	83,689	364,009
	Ripley Corp. SA	445,297	223,870

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Salfacorp SA	284,537	$468,558
	Sigdo Koppers SA	163,912	318,978
	SMU SA	1,385,118	259,535
	Sociedad Matriz SAAM SA	2,690,476	424,551
*	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	8,134	625,017
*	Socovesa SA	92,622	16,972
	SONDA SA	199,697	76,558
TOTAL CHILE			12,007,162
CHINA — (26.1%)
	263 Network Communications Co. Ltd., Class A	24,600	23,423
	360 Security Technology, Inc., Class A	16,100	28,108
	361 Degrees International Ltd.	454,000	334,141
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	26,200	99,894
	5I5J Holding Group Co. Ltd., Class A	119,400	57,371
	AAC Technologies Holdings, Inc.	317,500	1,507,183
*	ABA Chemicals Corp., Class A	27,800	29,528
	Accelink Technologies Co. Ltd., Class A	3,600	37,387
*	ADAMA Ltd., Class A	24,500	21,941
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	739	36,843
	Advanced Technology & Materials Co. Ltd., Class A	15,400	52,626
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	78,461
	AECC Aero-Engine Control Co. Ltd., Class A	14,900	52,363
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	19,100	77,497
	Aerospace Intelligent Manufacturing Technology Co. Ltd., Class A	23,100	77,945
		Shares	Value»
CHINA — (Continued)
*	Agile Group Holdings Ltd.	792,749	$28,881
*	Agora, Inc., ADR	24,791	103,378
	Agricultural Bank of China Ltd., Class H	3,018,000	2,109,934
	Aier Eye Hospital Group Co. Ltd., Class A	109,625	174,685
*	AIM Vaccine Co. Ltd., Class H	79,200	34,082
*Ω	AInnovation Technology Group Co. Ltd., Class H	40,100	29,543
*	Air China Ltd., Class H	584,000	521,255
	Aisino Corp., Class A	29,000	41,880
	Ajisen China Holdings Ltd.	284,000	33,079
Ω	AK Medical Holdings Ltd.	152,000	113,524
#*Ω	Akeso, Inc.	21,000	296,411
	Alibaba Group Holding Ltd. (9988 HK)	1,797,200	38,232,867
#	Alibaba Group Holding Ltd. (BABA US), Sponsored ADR	2,114	358,450
*	Alibaba Health Information Technology Ltd.	426,000	353,319
Ω	A-Living Smart City Services Co. Ltd., Class H	268,500	80,556
	All Winner Technology Co. Ltd., Class A	3,600	23,771
	Allmed Medical Products Co. Ltd., Class A	22,700	37,712
*	Alpha Group, Class A	16,700	22,483
*Ω	Alphamab Oncology	97,000	110,564
*	Amlogic Shanghai Co. Ltd., Class A	3,199	40,398
	Amoy Diagnostics Co. Ltd., Class A	16,940	53,275
	Amrita Global Development Ltd.	164,000	12,596
	Andon Health Co. Ltd., Class A	4,000	23,941
	ANE Cayman, Inc.	243,500	378,087
#Ω	Angelalign Technology, Inc.	12,600	110,616
	Anhui Anfu Battery Technology Co. Ltd., Class A	6,400	46,807

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	$44,182
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	45,735
#	Anhui Expressway Co. Ltd., Class H	148,000	262,749
	Anhui Guangxin Agrochemical Co. Ltd., Class A	23,263	53,570
	Anhui Heli Co. Ltd., Class A	17,000	53,324
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	21,260	69,253
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	36,654
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	94,360	84,146
	Anhui Jinhe Industrial Co. Ltd., Class A	19,505	66,651
	Anhui Sierte Fertilizer Industry Ltd. Co., Class A	22,000	23,541
*	Anhui Tatfook Technology Co. Ltd., Class A	12,200	20,723
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	38,763
*	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	32,400	61,501
	Anhui Xinhua Media Co. Ltd., Class A	48,100	47,814
	Anhui Yingliu Electromechanical Co. Ltd., Class A	7,900	58,549
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	27,700	83,262
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,275	88,240
	Anjoy Foods Group Co. Ltd., Class A	4,400	56,506
		Shares	Value»
CHINA — (Continued)
	Anker Innovations Technology Co. Ltd., Class A	5,460	$78,256
*	Anshan Hifichem Co. Ltd., Class A	10,800	28,198
	ANTA Sports Products Ltd.	381,000	3,806,163
*Ω	Antengene Corp. Ltd.	34,500	14,808
	Anton Oilfield Services Group	1,610,000	245,328
*	Anyang Iron & Steel, Inc., Class A	63,200	23,044
	Aoshikang Technology Co. Ltd., Class A	8,200	46,495
	Aotecar New Energy Technology Group Co. Ltd., Class A	119,900	55,349
*	Aowei Holdings Ltd.	78,000	3,028
	Apeloa Pharmaceutical Co. Ltd., Class A	21,400	56,532
	Appotronics Corp. Ltd., Class A	12,037	29,899
	APT Medical, Inc., Class A	1,821	60,784
	APT Satellite Holdings Ltd.	118,000	63,436
	Arctech Solar Holding Co. Ltd., Class A	8,868	57,296
*Ω	Arrail Group Ltd.	44,500	10,424
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	12,900	104,062
#Ω	AsiaInfo Technologies Ltd.	132,800	145,591
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	35,489
	Asymchem Laboratories Tianjin Co. Ltd., Class A	2,500	35,622
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	30,565
	Autel Intelligent Technology Corp. Ltd., Class A	10,701	53,843
	Autobio Diagnostics Co. Ltd., Class A	12,410	65,487
	Autohome, Inc., ADR	23,447	516,772
*	Autostreets Development Ltd.	170,400	59,228

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Avary Holding Shenzhen Co. Ltd., Class A	24,500	$201,034
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	643,950
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	28,049
*	BAIC Foton Motor Co. Ltd., Class A	144,800	61,455
#*Ω	BAIC Motor Corp. Ltd., Class H	857,500	202,947
*	Baidu, Inc. (9888 HK), Class A	349,500	6,699,058
#*	Baidu, Inc. (BIDU US), Sponsored ADR	2,591	396,889
	Baimtec Material Co. Ltd., Class A	2,334	22,369
Ω	BAIOO Family Interactive Ltd.	594,000	30,670
*Ω	Bairong, Inc.	129,000	183,345
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	106,707
	Bank of Beijing Co. Ltd., Class A	275,900	210,395
	Bank of Changsha Co. Ltd., Class A	65,796	92,392
	Bank of Chengdu Co. Ltd., Class A	78,900	183,047
	Bank of China Ltd., Class H	7,249,356	4,329,194
	Bank of Chongqing Co. Ltd., Class H	349,500	351,630
	Bank of Communications Co. Ltd., Class H	955,580	820,930
*	Bank of Gansu Co. Ltd., Class H	392,000	12,506
	Bank of Guiyang Co. Ltd., Class A	76,817	64,208
	Bank of Hangzhou Co. Ltd., Class A	98,500	229,119
	Bank of Jiangsu Co. Ltd., Class A	291,020	424,114
	Bank of Nanjing Co. Ltd., Class A	168,200	254,833
	Bank of Ningbo Co. Ltd., Class A	105,858	471,490
Ω	Bank of Qingdao Co. Ltd., Class H	444,000	239,326
	Bank of Shanghai Co. Ltd., Class A	190,100	252,731
	Bank of Suzhou Co. Ltd., Class A	94,050	111,398
		Shares	Value»
CHINA — (Continued)
	Bank of Tianjin Co. Ltd., Class H	11,500	$3,536
	Bank of Xi'an Co. Ltd., Class A	56,500	30,495
Ω	Bank of Zhengzhou Co. Ltd., Class H	433,501	62,654
*	Baoding Tianwei Baobian Electric Co. Ltd., Class A	19,100	38,509
	Baoji Titanium Industry Co. Ltd., Class A	6,200	34,000
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	41,954
*	Baotailong New Materials Co. Ltd., Class A	43,600	22,807
	Baowu Magnesium Technology Co. Ltd., Class A	26,776	71,654
	Baoxiniao Holding Co. Ltd., Class A	25,700	14,901
	Baoye Group Co. Ltd., Class H	56,000	30,298
*	Baozun, Inc. (9991 HK), Class A	21,500	19,342
*	Baozun, Inc. (BZUN US), Sponsored ADR	7,955	21,319
*	BaTeLab Co. Ltd., Class H	3,600	20,003
*	Be Friends Holding Ltd.	350,000	43,534
	Bear Electric Appliance Co. Ltd., Class A	6,000	37,360
	Beauty Farm Medical & Health Industry, Inc.	18,500	62,927
	Befar Group Co. Ltd., Class A	63,400	50,902
	Beibuwan Port Co. Ltd., Class A	64,100	90,163
	Beijing Balance Medical Technology Co. Ltd., Class A	1,936	29,800
*	Beijing BDStar Navigation Co. Ltd., Class A	7,100	44,599
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	5,330	30,832

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Capital Development Co. Ltd., Class A	55,900	$44,929
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	183,110	81,172
#*	Beijing Capital International Airport Co. Ltd., Class H	696,000	236,662
	Beijing Changjiu Logistics Corp., Class A	19,200	20,443
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	34,176
	Beijing CTJ Information Technology Co. Ltd., Class A	6,300	20,483
	Beijing Dabeinong Technology Group Co. Ltd., Class A	94,588	62,384
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	31,321
	Beijing Easpring Material Technology Co. Ltd., Class A	4,900	40,393
*	Beijing eGOVA Co. Ltd., Class A	9,620	20,468
	Beijing Energy International Holding Co. Ltd.	243,600	36,752
	Beijing Enlight Media Co. Ltd., Class A	26,400	74,239
	Beijing Enterprises Water Group Ltd.	1,640,000	564,588
	Beijing Fengjing Automotive Parts Co. Ltd.	39,000	23,526
	Beijing Gehua CATV Network Co. Ltd., Class A	44,200	52,008
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	83,133
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	64,339
	Beijing Haohua Energy Resource Co. Ltd., Class A	60,000	69,173
		Shares	Value»
CHINA — (Continued)
	Beijing Jetsen Technology Co. Ltd., Class A	86,700	$75,552
	Beijing Jingyeda Technology Co. Ltd., Class A	7,280	21,382
*	Beijing Jingyuntong Technology Co. Ltd., Class A	57,200	31,596
	Beijing Kingsoft Office Software, Inc., Class A	915	44,289
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	80,035
	Beijing New Building Materials PLC, Class A	29,454	118,260
*	Beijing North Star Co. Ltd., Class H	312,000	31,509
	Beijing Oriental Jicheng Co. Ltd., Class A	5,500	22,360
	Beijing Originwater Technology Co. Ltd., Class A	59,567	34,546
	Beijing Roborock Technology Co. Ltd., Class A	1,928	39,552
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	36,039
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	44,889
*	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	12,900	20,548
	Beijing SDL Technology Co. Ltd., Class A	15,300	20,938
	Beijing Shougang Co. Ltd., Class A	86,200	69,936
	Beijing Sifang Automation Co. Ltd., Class A	7,900	42,432
	Beijing Sinnet Technology Co. Ltd., Class A	26,500	58,376
*	Beijing Sinohytec Co. Ltd., Class H	4,300	13,712
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	41,730

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Beijing Sojo Electric Co. Ltd., Class A	21,900	$40,835
*	Beijing SPC Environment Protection Tech Co. Ltd., Class A	38,500	21,215
	Beijing Strong Biotechnologies, Inc., Class A	21,600	41,103
*	Beijing SuperMap Software Co. Ltd., Class A	11,000	30,499
	Beijing Teamsun Technology Co. Ltd., Class A	19,200	57,761
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	27,368
	Beijing Tiantan Biological Products Corp. Ltd., Class A	23,624	56,600
	Beijing Ultrapower Software Co. Ltd., Class A	24,200	42,595
	Beijing United Information Technology Co. Ltd., Class A	17,718	68,945
	Beijing Wandong Medical Technology Co. Ltd., Class A	18,300	41,967
*	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	3,300	19,966
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	48,804
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	4,300	33,667
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	18,940	39,047
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	503,400	352,664
*	Beingmate Co. Ltd., Class A	23,800	20,872
*	Beken Corp., Class A	4,100	23,078
*	Bengang Steel Plates Co. Ltd., Class A	43,900	22,833
		Shares	Value»
CHINA — (Continued)
	Best Pacific International Holdings Ltd.	132,000	$54,472
	Bestechnic Shanghai Co. Ltd., Class A	1,342	42,592
	Bestore Co. Ltd., Class A	18,500	31,736
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	42,975
	Bethel Automotive Safety Systems Co. Ltd., Class A	9,367	69,579
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	33,908
*	Better Life Commercial Chain Share Co. Ltd., Class A	56,100	41,214
	Beyondsoft Corp., Class A	20,000	40,048
	Bichamp Cutting Technology Hunan Co. Ltd., Class A	6,800	17,789
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,200	50,352
#*	Bilibili, Inc., Sponsored ADR	11,613	395,307
#*	Bilibili, Inc., Class Z	46,520	1,593,766
	Binjiang Service Group Co. Ltd.	33,500	98,388
*	Biocytogen Pharmaceuticals Beijing Co. Ltd., Class H	10,500	58,855
	Black Peony Group Co. Ltd., Class A	31,440	43,818
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	27,890
#Ω	Blue Moon Group Holdings Ltd.	362,000	130,171
*	Blue Sail Medical Co. Ltd., Class A	24,500	20,871
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	34,440	115,494
	Bluestar Adisseo Co., Class A	14,500	20,010
Ω	BOC Aviation Ltd.	103,800	1,075,331
	BOC International China Co. Ltd., Class A	24,700	48,309

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	BOE HC SemiTek Corp.	20,000	$23,979
*	Bohai Leasing Co. Ltd., Class A	164,200	105,083
*	Bomin Electronics Co. Ltd., Class A	17,500	29,655
	Bosideng International Holdings Ltd.	1,702,000	1,038,724
	BOTH Engineering Technology Co. Ltd., Class A	12,600	33,599
	Boyaa Interactive International Ltd.	25,000	10,594
	Bright Dairy & Food Co. Ltd., Class A	58,969	67,678
	Brilliance China Automotive Holdings Ltd.	1,238,000	640,100
	Bros Eastern Co. Ltd., Class A	43,300	44,199
*	Brother Enterprises Holding Co. Ltd., Class A	21,500	23,040
*	B-Soft Co. Ltd., Class A	26,100	20,359
	BTG Hotels Group Co. Ltd., Class A	29,400	72,777
#*	Burning Rock Biotech Ltd., ADR	926	31,540
*	Business-intelligence of Oriental Nations Corp. Ltd., Class A	18,900	29,404
	BYD Co. Ltd., Class H	646,000	8,053,589
#	BYD Electronic International Co. Ltd.	387,500	1,654,548
	By-health Co. Ltd., Class A	30,000	52,600
*	C C Land Holdings Ltd.	622,187	95,567
	C&D International Investment Group Ltd.	313,228	645,222
	C&D Property Management Group Co. Ltd.	260,000	89,553
	C&S Paper Co. Ltd., Class A	30,600	35,901
	Caitong Securities Co. Ltd., Class A	60,550	81,109
*Ω	CALB Group Co. Ltd., Class H	121,800	384,108
*	Cambricon Technologies Corp. Ltd., Class A	295	53,386
		Shares	Value»
CHINA — (Continued)
	Camel Group Co. Ltd., Class A	43,600	$59,530
	Cangzhou Dahua Co. Ltd., Class A	11,100	36,242
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	42,043
	Canmax Technologies Co. Ltd., Class A	9,020	59,722
	Canny Elevator Co. Ltd., Class A	25,500	29,627
*Ω	CanSino Biologics, Inc., Class H	20,200	91,131
*	Capitalonline Data Service Co. Ltd., Class A	6,400	23,513
	Castech, Inc., Class A	5,630	57,014
	Cathay Biotech, Inc., Class A	4,528	37,884
Ω	Cathay Group Holdings, Inc.	54,000	7,286
	CCCC Design & Consulting Group Co. Ltd., Class A	48,700	51,954
	CECEP Solar Energy Co. Ltd., Class A	70,845	54,748
	CECEP Wind-Power Corp., Class A	125,500	55,807
	Center International Group Co. Ltd., Class A	14,500	32,197
	Central China Land Media Co. Ltd., Class A	36,700	67,490
	Central China Securities Co. Ltd., Class H	454,000	128,539
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	11,635
	CETC Digital Technology Co. Ltd., Class A	8,800	35,216
	CETC Potevio Science&Technology Co. Ltd., Class A	5,400	24,332
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	36,186
Ω	CGN Power Co. Ltd., Class H	1,503,000	626,713
	Changbai Mountain Tourism Co. Ltd., Class A	8,100	51,656

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	$36,896
	Changhong Meiling Co. Ltd., Class A	21,300	20,384
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	47,610
	Changjiang Publishing & Media Co. Ltd., Class A	35,200	46,590
	Changjiang Securities Co. Ltd., Class A	69,000	85,960
	Changshu Fengfan Power Equipment Co. Ltd., Class A	32,400	26,290
*	ChangYuan Technology Group Ltd., Class A	45,500	30,036
	Changzheng Engineering Technology Co. Ltd., Class A	8,500	41,926
	Changzhou Qianhong Biopharma Co. Ltd., Class A	34,300	39,246
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,400	87,369
*	Chanjet Information Technology Co. Ltd., Class H	21,300	21,791
	Chaoju Eye Care Holdings Ltd.	90,000	30,948
	Chaowei Power Holdings Ltd.	259,000	45,629
	Chaozhou Three-Circle Group Co. Ltd., Class A	14,800	105,644
Ω	Cheerwin Group Ltd.	126,000	38,910
*	Chen Lin Education Group Holdings Ltd.	208,000	33,554
	Cheng De Lolo Co. Ltd., Class A	45,500	56,154
	Chengdu B-Ray Media Co. Ltd., Class A	31,600	27,434
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	32,968
		Shares	Value»
CHINA — (Continued)
	Chengdu Galaxy Magnets Co. Ltd., Class A	8,400	$42,631
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	37,178
	Chengdu Haoneng Technology Co. Ltd., Class A	45,700	84,207
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	12,600	53,204
	Chengdu Kanghua Biological Products Co. Ltd., Class A	2,450	25,536
	Chengdu Leejun Industrial Co. Ltd., Class A	12,600	19,721
	Chengdu Wintrue Holding Co. Ltd., Class A	49,215	103,419
	Chengdu Xingrong Environment Co. Ltd., Class A	38,300	40,340
	Chengtun Mining Group Co. Ltd., Class A	62,800	142,822
	Chenguang Biotech Group Co. Ltd., Class A	15,800	30,794
*	Chengxin Lithium Group Co. Ltd., Class A	11,000	56,096
#	Chervon Holdings Ltd.	57,700	178,413
	Chifeng Jilong Gold Mining Co. Ltd., Class A	16,400	95,814
*	China Aerospace International Holdings Ltd.	682,000	53,990
*	China Agriculture Development Seed Group Co. Ltd., Class A	25,000	31,746
	China Aircraft Leasing Group Holdings Ltd.	123,187	76,435
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	35,287

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Automotive Engineering Research Institute Co. Ltd., Class A	25,000	$68,176
	China Baoan Group Co. Ltd., Class A	40,100	55,370
	China Bester Group Telecom Co. Ltd., Class A	12,440	46,091
*Ω	China Bohai Bank Co. Ltd., Class H	1,029,000	119,889
	China CAMC Engineering Co. Ltd., Class A	38,800	49,028
#	China Chunlai Education Group Co. Ltd.	91,000	44,610
	China CITIC Bank Corp. Ltd., Class H	1,390,000	1,294,635
	China Coal Xinji Energy Co. Ltd., Class A	76,300	80,430
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
#	China Communications Services Corp. Ltd., Class H	1,184,800	719,547
#*	China Conch Environment Protection Holdings Ltd.	526,000	35,687
	China Conch Venture Holdings Ltd.	439,000	599,834
	China Construction Bank Corp., Class H	9,805,990	9,901,404
	China CSSC Holdings Ltd., Class A	11,600	55,989
	China CYTS Tours Holding Co. Ltd., Class A	22,500	31,985
	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	208,932
*	China Daye Non-Ferrous Metals Mining Ltd.	1,820,000	43,868
	China Design Group Co. Ltd., Class A	41,740	48,838
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	241,202
#††	China Dili Group	968,585	15,349
		Shares	Value»
CHINA — (Continued)
	China Dongxiang Group Co. Ltd.	503,000	$28,590
Ω	China East Education Holdings Ltd.	317,500	231,967
#*	China Eastern Airlines Corp. Ltd., Class H	478,000	331,294
	China Education Group Holdings Ltd.	438,614	170,849
	China Electronics Huada Technology Co. Ltd.	430,000	74,721
*	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	27,658
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	1,266,000	186,218
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	172,393
	China Everbright Bank Co. Ltd., Class H	535,000	222,997
#	China Everbright Ltd.	308,000	386,296
*	China Express Airlines Co. Ltd., Class A	44,800	67,657
Ω	China Feihe Ltd.	1,870,000	928,890
	China Film Group Co. Ltd., Class A	19,200	49,094
*	China First Heavy Industries Co. Ltd., Class A	76,800	56,601
	China Foods Ltd.	574,000	317,960
	China Galaxy Securities Co. Ltd., Class H	902,000	1,212,916
#	China Gas Holdings Ltd.	1,261,566	1,249,648
	China Gold International Resources Corp. Ltd. (2099 HK)	96,600	2,446,005
	China Great Wall Securities Co. Ltd., Class A	48,400	68,543
*	China Greatwall Technology Group Co. Ltd., Class A	10,300	23,516
	China Haisum Engineering Co. Ltd., Class A	14,200	22,578
*	China Harmony Auto Holding Ltd.	374,000	49,173

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Harzone Industry Corp. Ltd., Class A	13,700	$16,465
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	44,468
#*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	26,815
#††	China Huiyuan Juice Group Ltd.	132,068	5,927
Ω	China International Capital Corp. Ltd., Class H	404,000	1,094,912
	China International Marine Containers Group Co. Ltd., Class H	393,750	447,700
	China Jinmao Holdings Group Ltd.	2,020,948	447,606
	China Jushi Co. Ltd., Class A	57,590	177,023
	China Kepei Education Group Ltd.	166,000	28,223
	China Kings Resources Group Co. Ltd., Class A	12,574	35,786
	China Leadshine Technology Co. Ltd., Class A	4,200	24,215
	China Lesso Group Holdings Ltd.	406,000	311,900
	China Life Insurance Co. Ltd., Class H	346,000	1,539,782
	China Lilang Ltd.	147,000	63,055
*Ω	China Literature Ltd.	150,000	686,566
*	China Longevity Group Co. Ltd.	30,000	38
	China Longyuan Power Group Corp. Ltd., Class H	472,000	428,780
*	China Maple Leaf Educational Systems Ltd.	480,000	21,197
	China Medical System Holdings Ltd.	585,000	1,049,351
	China Meheco Group Co. Ltd., Class A	36,520	57,145
	China Meidong Auto Holdings Ltd.	332,000	62,065
	China Mengniu Dairy Co. Ltd.	1,196,000	2,497,701
		Shares	Value»
CHINA — (Continued)
	China Merchants Bank Co. Ltd., Class H	877,598	$5,361,768
	China Merchants Energy Shipping Co. Ltd., Class A	171,600	279,816
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	42,661
	China Merchants Port Holdings Co. Ltd.	702,503	1,413,857
	China Merchants Property Operation & Service Co. Ltd., Class A	44,800	75,932
Ω	China Merchants Securities Co. Ltd., Class H	86,540	161,639
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,600	99,748
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	991,520	493,354
#	China Modern Dairy Holdings Ltd.	1,303,000	258,879
	China National Accord Medicines Corp. Ltd., Class A	17,600	65,994
	China National Chemical Engineering Co. Ltd., Class A	84,800	108,586
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	38,321
	China National Gold Group Gold Jewellery Co. Ltd., Class A	37,800	79,667
	China National Medicines Corp. Ltd., Class A	18,500	77,385
*Ω	China New Higher Education Group Ltd.	569,964	65,750

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	30,700	$34,523
	China Nonferrous Mining Corp. Ltd.	742,000	1,470,691
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	12,010	88,336
*	China Nuclear Energy Technology Corp. Ltd.	80,000	4,972
*	China Oil & Gas Group Ltd.	1,870,000	41,437
	China Oilfield Services Ltd., Class H	978,000	1,074,859
	China Overseas Grand Oceans Group Ltd.	662,539	224,181
	China Overseas Land & Investment Ltd.	592,000	1,060,991
	China Overseas Property Holdings Ltd.	657,000	365,773
	China Pacific Insurance Group Co. Ltd., Class H	622,200	3,133,919
*††	China Properties Investment Holdings Ltd.	128,000	0
	China Publishing & Media Co. Ltd., Class A	59,400	62,190
	China Railway Group Ltd., Class H	764,000	440,884
	China Railway Hi-tech Industry Co. Ltd., Class A	48,500	58,358
	China Railway Materials Co. Ltd., Class A	63,900	26,759
#Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	224,491
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	48,656
*	China Rare Earth Holdings Ltd.	717,200	48,198
	China Reinsurance Group Corp., Class H	2,451,000	552,376
*Ω	China Renaissance Holdings Ltd.	100,200	50,830
		Shares	Value»
CHINA — (Continued)
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	$67,607
#	China Resources Gas Group Ltd.	400,600	1,102,105
	China Resources Jiangzhong Pharmaceutical Co. Ltd., Class A	13,700	49,010
	China Resources Land Ltd.	933,722	3,656,629
	China Resources Microelectronics Ltd., Class A	5,476	50,231
#Ω	China Resources Mixc Lifestyle Services Ltd.	193,000	1,141,395
#*	China Ruyi Holdings Ltd.	3,520,000	973,521
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	205,807
	China Science Publishing & Media Ltd., Class A	6,000	18,154
*Ω	China Shengmu Organic Milk Ltd.	1,117,000	56,601
	China Shineway Pharmaceutical Group Ltd.	187,000	226,591
*	China Silver Group Ltd.	282,000	24,178
	China South Publishing & Media Group Co. Ltd., Class A	29,700	47,174
*	China Southern Airlines Co. Ltd., Class H	640,000	475,178
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	44,641
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	35,944
	China Starch Holdings Ltd.	1,115,000	26,151
	China State Construction Development Holdings Ltd.	378,000	57,989

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China State Construction Engineering Corp. Ltd., Class A	568,800	$412,502
	China State Construction International Holdings Ltd.	954,000	1,145,953
	China Sunshine Paper Holdings Co. Ltd.	408,000	68,217
#	China Suntien Green Energy Corp. Ltd., Class H	566,000	290,492
	China Taiping Insurance Holdings Co. Ltd.	856,412	2,806,318
	China Testing & Certification International Group Co. Ltd., Class A	22,531	21,264
	China Tianying, Inc., Class A	94,800	83,321
#Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	15,700	182,159
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	87,961
Ω	China Tower Corp. Ltd., Class H	1,708,400	2,458,006
	China TransInfo Technology Co. Ltd., Class A	24,900	44,188
#*	China Travel International Investment Hong Kong Ltd.	1,018,000	178,502
	China Tungsten & Hightech Materials Co. Ltd., Class A	35,450	245,860
*	China Union Holdings Ltd., Class A	31,800	27,183
#*	China Vanke Co. Ltd., Class H	827,738	402,211
	China Vered Financial Holding Corp. Ltd.	322,000	45,054
	China Wafer Level CSP Co. Ltd., Class A	4,800	21,831
#	China Water Affairs Group Ltd.	268,000	184,991
	China West Construction Group Co. Ltd., Class A	44,900	39,110
		Shares	Value»
CHINA — (Continued)
	China World Trade Center Co. Ltd., Class A	12,500	$36,930
	China XD Electric Co. Ltd., Class A	72,400	150,740
	China Yangtze Power Co. Ltd., Class A	164,353	623,337
	China Yongda Automobiles Services Holdings Ltd.	528,500	105,696
#*Ω	China Youran Dairy Group Ltd.	679,000	387,700
*Ω	China Yuhua Education Corp. Ltd.	1,016,000	72,851
	China Zhenhua Group Science & Technology Co. Ltd., Class A	6,900	54,100
	China Zheshang Bank Co. Ltd., Class H	755,899	242,128
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	21,863
#	Chinasoft International Ltd.	1,120,000	720,835
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	37,300	50,388
*	Chongqing Afari Technology Co. Ltd., Class A	21,200	32,309
	Chongqing Changan Automobile Co. Ltd., Class A	129,612	207,345
	Chongqing Chuanyi Automation Co. Ltd., Class A	18,400	65,068
*	Chongqing Construction Engineering Group Corp. Ltd., Class A	44,300	20,110
	Chongqing Department Store Co. Ltd., Class A	15,700	55,607
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	43,524	77,764
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	37,050	70,772

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chongqing Gas Group Corp. Ltd., Class A	57,800	$48,003
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	178,339
	Chongqing Pharscin Pharmaceutical Co. Ltd., Class A	9,400	20,116
	Chongqing Port Co. Ltd., Class A	30,000	23,640
	Chongqing Road & Bridge Co. Ltd., Class A	22,600	20,676
	Chongqing Rural Commercial Bank Co. Ltd., Class H	599,000	447,184
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	69,700	90,486
	Chongqing Shunbo Aluminum Co. Ltd., Class A	9,400	11,314
*	Chongqing Taiji Industry Group Co. Ltd., Class A	14,300	36,101
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	12,100	35,598
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	23,700	76,943
	Chow Tai Fook Jewellery Group Ltd.	596,600	1,096,485
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	55,224
	CIG Shanghai Co. Ltd., Class A	3,000	48,775
	CIMC Enric Holdings Ltd.	338,000	479,405
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	35,262
	CITIC Heavy Industries Co. Ltd., Class A	38,400	41,948
	CITIC Securities Co. Ltd., Class H	232,600	870,458
*	ClouDr Group Ltd.	109,200	12,298
#*	CMGE Technology Group Ltd.	800,000	38,869
	CMOC Group Ltd., Class H	903,000	2,537,939
	CMST Development Co. Ltd., Class A	52,300	44,634
		Shares	Value»
CHINA — (Continued)
	CNGR Advanced Material Co. Ltd., Class A	9,100	$71,731
	CNOOC Energy Technology & Services Ltd., Class A	124,200	80,470
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	67,829
*	COFCO Biotechnology Co. Ltd., Class A	37,000	35,954
	COFCO Capital Holdings Co. Ltd., Class A	20,400	33,240
#*	COFCO Joycome Foods Ltd.	996,000	213,838
	COFCO Sugar Holding Co. Ltd., Class A	31,800	81,129
	Cofoe Medical Technology Co. Ltd., Class A	5,400	40,941
	Comba Telecom Systems Holdings Ltd.	484,000	140,917
	Concord New Energy Group Ltd.	2,684,648	109,779
	Consun Pharmaceutical Group Ltd.	217,000	501,714
	Contec Medical Systems Co. Ltd., Class A	9,400	20,877
	Contemporary Amperex Technology Co. Ltd., Class A	63,270	3,192,419
	Continental Aerospace Technologies Holding Ltd.	490,000	10,647
	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	257,653
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	592,000	1,066,421
#	COSCO SHIPPING Holdings Co. Ltd., Class H	885,400	1,555,614
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	113,553

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	COSCO SHIPPING Ports Ltd.	696,342	$551,781
	COSCO SHIPPING Specialized Carriers Co. Ltd., Class A	44,400	49,913
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	26,694
	Cosonic Intelligent Technologies Co. Ltd., Class A	8,600	20,510
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	72,239
	CRRC Corp. Ltd., Class H	904,000	671,551
Ω	CSC Financial Co. Ltd., Class H	110,000	177,301
	CSG Holding Co. Ltd., Class A	46,734	31,277
*	CSG Smart Science&Technology Co. Ltd., Class A	11,100	18,279
	CSPC Pharmaceutical Group Ltd.	2,568,640	3,151,042
#	CSSC Hong Kong Shipping Co. Ltd.	768,000	210,209
	CSSC Science & Technology Co. Ltd., Class A	14,700	24,283
	CTS International Logistics Corp. Ltd., Class A	55,500	47,660
	Cubic Sensor & Instrument Co. Ltd., Class A	2,810	21,001
*	Cutia Therapeutics, Class H	17,200	10,600
*	CWT International Ltd.	1,590,000	59,220
*	Cybrid Technologies, Inc., Class A	12,500	29,075
*	Daan Gene Co. Ltd., Class A	23,400	22,239
*	Daheng New Epoch Technology, Inc., Class A	9,400	20,599
	Dajin Heavy Industry Co. Ltd., Class A	7,200	63,721
	Dalian Bio-Chem Co. Ltd., Class A	4,600	20,754
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	54,100	55,814
#*	Dalipal Holdings Ltd.	66,000	51,673
		Shares	Value»
CHINA — (Continued)
#*	Damai Entertainment Holdings Ltd.	5,300,000	$669,008
	Daqin Railway Co. Ltd., Class A	165,488	119,556
	Dashang Co. Ltd., Class A	17,689	46,332
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	80,866
*	Datang Telecom Technology Co. Ltd., Class A	15,000	20,718
	Dawnrays Pharmaceutical Holdings Ltd.	228,000	33,842
*	DBAPP Security Ltd., Class A	2,880	23,220
	DBG Technology Co. Ltd., Class A	5,900	21,042
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	87,543
	Deppon Logistics Co. Ltd., Class A	21,800	59,139
*	Dezhan Healthcare Co. Ltd., Class A	80,300	49,772
	DHC Software Co. Ltd., Class A	13,200	18,403
	Dian Diagnostics Group Co. Ltd., Class A	24,754	85,118
	Digital China Group Co. Ltd., Class A	8,000	43,683
#	Digital China Holdings Ltd.	264,250	90,061
*	Digital China Information Service Group Co. Ltd., Class A	16,800	38,949
*	Dingdang Health Technology Group Ltd.	71,500	8,956
	Do-Fluoride New Materials Co. Ltd., Class A	7,580	31,587
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	53,916
#	Dongfang Electric Corp. Ltd., Class H	66,600	217,064
	Dongfang Electronics Co. Ltd., Class A	17,300	32,801
	DongFeng Automobile Co. Ltd., Class A	26,000	25,930

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Dongfeng Electronic Technology Co. Ltd., Class A	12,500	$21,337
#*	Dongfeng Motor Group Co. Ltd., Class H	1,130,000	1,306,348
	Dongguan Aohai Technology Co. Ltd., Class A	8,700	61,289
	Dongguan Development Holdings Co. Ltd., Class A	31,100	49,206
	Dongguan Dingtong Precision Metal Co. Ltd., Class A	2,110	50,378
	Dongguan Rural Commercial Bank Co. Ltd., Class H	45,000	19,863
	Dongguan Yutong Optical Technology Co. Ltd., Class A	7,800	30,368
	Donghua Testing Technology Co. Ltd., Class A	4,600	28,492
*	Dongjiang Environmental Co. Ltd., Class H	77,000	23,334
	Dongxing Securities Co. Ltd., Class A	43,400	86,779
	Dongyue Group Ltd.	638,000	1,000,161
	DouYu International Holdings Ltd., ADR	6,527	41,576
*	DPC Dash Ltd.	22,800	193,114
	Dynagreen Environmental Protection Group Co. Ltd., Class H	161,000	109,506
	Eaglerise Electric & Electronic China Co. Ltd., Class A	6,600	36,904
#*Ω	East Buy Holding Ltd.	6,000	20,501
	East Money Information Co. Ltd., Class A	82,283	268,678
	Eastcompeace Technology Co. Ltd., Class A	9,200	30,595
	Eastern Communications Co. Ltd., Class A	11,100	29,546
*	Easyhome New Retail Group Co. Ltd., Class A	141,300	63,143
	Ecovacs Robotics Co. Ltd., Class A	3,800	39,211
		Shares	Value»
CHINA — (Continued)
	Edan Instruments, Inc., Class A	15,000	$30,882
	Edifier Technology Co. Ltd., Class A	33,300	58,950
	Edvantage Group Holdings Ltd.	122,549	23,696
	EEKA Fashion Holdings Ltd.	127,000	114,977
	Electric Connector Technology Co. Ltd., Class A	6,300	38,670
*††	Elion Energy Co. Ltd., Class A	106,600	1,074
	ENN Energy Holdings Ltd.	213,900	1,841,410
	ENN Natural Gas Co. Ltd., Class A	32,500	91,216
	Eoptolink Technology, Inc. Ltd., Class A	5,992	360,531
	Era Co. Ltd., Class A	69,500	44,972
	Espressif Systems Shanghai Co. Ltd., Class A	1,185	28,676
	Essex Bio-technology Ltd.	110,000	59,508
	Eternal Asia Supply Chain Management Ltd., Class A	49,200	42,880
*	ETHK Labs, Inc.	188,000	35,270
	EVA Precision Industrial Holdings Ltd.	544,000	64,575
	Eve Energy Co. Ltd., Class A	15,115	138,674
	Ever Sunshine Services Group Ltd.	320,000	75,069
Ω	Everbright Securities Co. Ltd., Class H	85,200	96,881
#*Ω	Everest Medicines Ltd.	36,000	179,403
	EverProX Technologies Co. Ltd., Class A	1,800	41,726
	Explosive Co. Ltd., Class A	13,300	27,016
	Eyebright Medical Technology Beijing Co. Ltd., Class A	4,608	39,943
	Fangda Carbon New Material Co. Ltd., Class A	73,149	60,326
	Fangda Special Steel Technology Co. Ltd., Class A	67,896	63,184

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Far East Smarter Energy Co. Ltd., Class A	33,000	$57,311
*	Farasis Energy Gan Zhou Co. Ltd., Class A	10,384	21,760
	FAW Jiefang Group Co. Ltd., Class A	20,500	20,410
	FAWER Automotive Parts Co. Ltd., Class A	73,300	57,776
	Feilong Auto Components Co. Ltd., Class A	14,300	60,006
*Ω	Feiyu Technology International Co. Ltd.	85,500	7,490
	Fengzhushou Co. Ltd., Class A	5,590	32,415
	FESCO Group Co. Ltd., Class A	17,100	45,720
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	81,686
	Fibocom Wireless, Inc., Class A	6,480	26,917
#*	FIH Mobile Ltd.	138,600	354,295
*	Financial Street Holdings Co. Ltd., Class A	105,300	42,884
#	FinVolution Group, ADR	79,604	408,369
	First Capital Securities Co. Ltd., Class A	29,400	29,313
	First Tractor Co. Ltd., Class H	150,000	176,267
#*	Flat Glass Group Co. Ltd., Class H	160,000	223,596
	Focus Lightings Tech Co. Ltd., Class A	23,345	34,289
	Focus Media Information Technology Co. Ltd., Class A	158,300	164,037
	Focused Photonics Hangzhou, Inc., Class A	13,300	29,569
	Foryou Corp., Class A	11,804	54,069
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	24,382
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	30,311	153,804
		Shares	Value»
CHINA — (Continued)
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	$16,747
*	Founder Holdings Ltd.	390,000	38,381
	Founder Securities Co. Ltd., Class A	44,600	50,445
	Foxconn Industrial Internet Co. Ltd., Class A	92,300	762,521
	Friend Co. Ltd., Class A	15,400	30,400
#	Fu Shou Yuan International Group Ltd.	525,000	173,567
*††	Fuguiniao Co. Ltd.	51,000	0
	Fujian Apex Software Co. Ltd., Class A	2,600	13,686
	Fujian Boss Software Development Co. Ltd., Class A	16,899	32,271
	Fujian Fuxin Software Development JSC Ltd., Class A	2,449	37,640
*	Fujian Kuncai Material Technology Co. Ltd., Class A	13,700	32,281
	Fujian Longking Co. Ltd., Class A	30,100	79,348
	Fujian Qingshan Paper Industry Co. Ltd., Class A	60,000	32,935
	Fujian Star-net Communication Co. Ltd., Class A	11,900	49,010
	Fujian Sunner Development Co. Ltd., Class A	30,500	75,634
*	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	29,101
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	25,667
	Fulin Precision Co. Ltd., Class A	21,320	51,970
	Fushun Special Steel Co. Ltd., Class A	43,300	40,740
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	183,200	1,570,301
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	3,100	30,179

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Ganfeng Lithium Group Co. Ltd., Class H	90,360	$689,808
	Gansu Shangfeng Cement Co. Ltd., Class A	37,000	76,804
	Gansu Yasheng Industrial Group Co. Ltd., Class A	36,900	19,873
	Gaona Aero Material Co. Ltd., Class A	15,220	44,485
	Gaush Meditech Ltd.	7,700	7,003
	G-bits Network Technology Xiamen Co. Ltd., Class A	900	58,847
	GCL Energy Technology Co. Ltd., Class A	33,500	50,583
*	GCL New Energy Holdings Ltd.	278,000	46,993
*	GDS Holdings Ltd. (9698 HK), Class A	200,600	1,116,960
#*	GDS Holdings Ltd. (GDS US), ADR	15,269	682,372
	Geely Automobile Holdings Ltd.	1,234,000	2,540,180
	GEM Co. Ltd., Class A	76,200	98,301
*	Gemdale Corp., Class A	101,500	47,459
#*	Gemdale Properties & Investment Corp. Ltd.	2,378,000	54,785
	GemPharmatech Co. Ltd., Class A	10,762	27,025
*	Genimous Technology Co. Ltd., Class A	21,600	29,202
	Geovis Technology Co. Ltd., Class A	5,687	57,860
	GF Securities Co. Ltd., Class H	247,000	576,389
*	GHW International	20,000	4,302
#Ω	Giant Biogene Holding Co. Ltd.	111,600	474,887
	Giantec Semiconductor Corp., Class A	3,119	82,807
	Ginlong Technologies Co. Ltd., Class A	5,900	70,428
	Glarun Technology Co. Ltd., Class A	9,000	37,570
#*	Global New Material International Holdings Ltd.	23,000	26,040
	GoerTek, Inc., Class A	36,500	136,660
		Shares	Value»
CHINA — (Continued)
	Goke Microelectronics Co. Ltd., Class A	2,800	$57,091
Ω	Golden Throat Holdings Group Co. Ltd.	67,500	27,976
	Goldenmax International Group Ltd., Class A	25,200	92,760
#	Goldwind Science & Technology Co. Ltd., Class H	297,258	555,051
	Goneo Group Co. Ltd., Class A	12,024	72,317
	Goodbaby International Holdings Ltd.	381,000	52,688
	Gotion High-tech Co. Ltd., Class A	17,800	97,313
*	Grace Fabric Technology Co. Ltd., Class A	2,100	16,338
	Grandblue Environment Co. Ltd., Class A	13,090	55,666
*	Grandjoy Holdings Group Co. Ltd., Class A	54,400	30,635
	Great Wall Motor Co. Ltd., Class H	685,000	1,167,036
	Gree Electric Appliances, Inc. of Zhuhai, Class A	49,800	277,474
	Green Development Electricity Group of Tianjin Co. Ltd., Class A	42,600	51,766
#	Greentown China Holdings Ltd.	459,000	656,959
#Ω	Greentown Management Holdings Co. Ltd.	249,000	104,806
	Greentown Service Group Co. Ltd.	570,000	331,418
	GRG Banking Equipment Co. Ltd., Class A	20,100	37,194
	GRG Metrology & Test Group Co. Ltd., Class A	11,100	37,882
	Grinm Advanced Materials Co. Ltd., Class A	5,900	18,868
	Guangdong Advertising Group Co. Ltd., Class A	16,100	28,029

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Aofei Data Technology Co. Ltd., Class A	12,499	$42,757
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	79,123
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	18,200	23,384
	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	22,800	58,777
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	29,609
	Guangdong Dowstone Technology Co. Ltd., Class A	8,700	36,729
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	54,166
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	70,479
	Guangdong Goworld Co. Ltd., Class A	8,000	16,435
	Guangdong Guangzhou Daily Media Co. Ltd., Class A	35,300	62,260
	Guangdong Guanhao High-Tech Co. Ltd., Class A	57,300	29,065
	Guangdong Haid Group Co. Ltd., Class A	27,000	200,264
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	61,928
	Guangdong Hoshion Industrial Aluminium Co. Ltd., Class A	8,700	29,014
	Guangdong Huate Gas Co. Ltd., Class A	2,904	27,526
	Guangdong Investment Ltd.	622,000	588,063
*	Guangdong Jia Yuan Technology Shares Co. Ltd., Class A	5,268	32,597
		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,200	$25,456
*	Guangdong Land Holdings Ltd.	164,822	4,851
	Guangdong Lingxiao Pump Industry Co. Ltd., Class A	8,600	21,948
	Guangdong Marubi Biotechnology Co. Ltd., Class A	4,400	19,956
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd., Class A	12,000	23,474
	Guangdong Provincial Expressway Development Co. Ltd., Class A	43,621	76,535
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	45,461
	Guangdong Sirio Pharma Co. Ltd., Class A	6,929	23,372
	Guangdong South New Media Co. Ltd., Class A	8,000	52,746
*	Guangdong TCL Smart Home Appliances Co. Ltd.	34,100	49,369
*	Guangdong Topstar Technology Co. Ltd., Class A	3,000	13,049
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	46,023
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	55,892
*	Guangdong Yowant Technology Group Co. Ltd., Class A	29,400	31,219
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	34,641
*	Guanghui Logistics Co. Ltd., Class A	46,600	43,839
	Guangshen Railway Co. Ltd., Class H	549,500	154,999
*	Guangxi Huaxi Nonferrous Metal Co. Ltd., Class A	18,000	143,809

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	$57,186
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	30,333
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	31,093
*	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	52,816
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	15,300	39,576
#	Guangzhou Automobile Group Co. Ltd., Class H	714,836	335,620
	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	53,093
	Guangzhou Development Group, Inc., Class A	74,000	76,084
	Guangzhou Grandbuy Co. Ltd., Class A	16,900	19,054
*	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	5,300	34,387
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	34,712
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	41,537
	Guangzhou KDT Machinery Group Co. Ltd., Class A	13,557	36,104
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	6,800	31,280
	Guangzhou Lingnan Group Holdings Co. Ltd., Class A	12,700	23,256
	Guangzhou Port Co. Ltd., Class A	46,700	23,931
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	47,405
	Guangzhou Sie Consulting Co. Ltd., Class A	7,600	25,151
		Shares	Value»
CHINA — (Continued)
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	9,360	$54,793
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	46,202
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	55,538
	Guangzhou Zhiguang Electric Co. Ltd., Class A	25,000	46,572
	Guilin Layn Natural Ingredients Corp., Class A	22,200	29,445
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	13,300	27,839
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	12,900	7,847
	Guizhou Chanhen Chemical Corp., Class A	8,800	53,177
	Guizhou Gas Group Corp. Ltd., Class A	34,900	35,060
	Guizhou Guihang Automotive Components Co. Ltd., Class A	11,100	23,420
	Guizhou Red Star Developing Co. Ltd., Class A	7,900	21,856
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	21,538
	Guizhou Tyre Co. Ltd., Class A	67,600	50,084
*	Guizhou Zhenhua E-chem, Inc., Class A	9,930	20,107
*	Guizhou Zhongyida Co. Ltd., Class A	25,600	48,379
*	Guoguang Electric Co. Ltd., Class A	11,900	23,627
	Guomai Technologies, Inc., Class A	14,400	22,992
	Guoquan Food Shanghai Co. Ltd., Class H	80,000	43,667
	Guosen Securities Co. Ltd., Class A	49,412	89,117
*	Guosheng Securities, Inc., Class A	11,730	27,632

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Guotai Haitong Securities Co. Ltd., Class H	375,904	$800,098
	Guoyuan Securities Co. Ltd., Class A	50,550	60,710
	Gushengtang Holdings Ltd.	72,200	272,582
	H World Group Ltd. (1179 HK)	538,500	2,586,276
#Ω	Haidilao International Holding Ltd.	519,000	1,058,151
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	145,264
	Haier Smart Home Co. Ltd. (6690 HK), Class H	693,799	2,287,259
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	19,302
*	Hainan Drinda New Energy Technology Co. Ltd., Class A	8,400	121,688
*	Hainan Haide Capital Management Co. Ltd., Class A	36,015	30,113
	Hainan Jinpan Smart Technology Co. Ltd., Class A	5,353	70,190
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	136,584
	Hainan Mining Co. Ltd., Class A	24,200	43,918
	Hainan Strait Shipping Co. Ltd., Class A	68,500	104,570
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	33,543
	Haitian International Holdings Ltd.	305,000	943,513
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	460,000	46,462
	Hangcha Group Co. Ltd., Class A	17,580	70,133
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	46,694
	Hangzhou Advance Gearbox Group Co. Ltd., Class A	5,700	13,575
		Shares	Value»
CHINA — (Continued)
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	$68,474
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	64,170
	Hangzhou Dptech Technologies Co. Ltd., Class A	9,900	26,359
*	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	15,838
	Hangzhou First Applied Material Co. Ltd., Class A	14,372	35,184
	Hangzhou GreatStar Industrial Co. Ltd.	15,700	77,778
	Hangzhou Greenda Electronic Materials Co. Ltd., Class A	5,800	28,545
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	7,420	33,085
	Hangzhou Honghua Digital Technology Stock Co. Ltd., Class A	4,060	45,151
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	28,440	36,175
*	Hangzhou Iron & Steel Co., Class A	38,300	49,741
*	Hangzhou Lion Microelectronics Co. Ltd., Class A	6,544	39,985
	Hangzhou Onechance Tech Corp., Class A	6,100	37,452
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	19,100	85,653
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	53,447
*Ω	Hangzhou SF Intra-City Industrial Co. Ltd., Class H	18,200	34,400
	Hangzhou Shunwang Technology Co. Ltd., Class A	13,300	49,699
	Hangzhou Silan Microelectronics Co. Ltd., Class A	5,500	26,341

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hangzhou Sunrise Technology Co. Ltd., Class A	19,500	$48,285
Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	305,945
	Hangzhou Weiguang Electronic Co. Ltd., Class A	5,200	26,462
	Hangzhou Youngsun Intelligent Equipment Co. Ltd., Class A	9,700	20,604
	Hangzhou Zhongtai Cryogenic Technology Corp., Class A	11,200	49,899
	Han's Laser Technology Industry Group Co. Ltd., Class A	6,600	45,796
Ω	Hansoh Pharmaceutical Group Co. Ltd.	160,000	788,507
	Haohua Chemical Science & Technology Co. Ltd., Class A	9,500	50,813
*Ω	Harbin Bank Co. Ltd., Class H	873,000	42,493
	Harbin Boshi Automation Co. Ltd., Class A	17,661	41,758
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	23,700	47,962
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	55,500	27,236
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	56,680
	HBIS Resources Co. Ltd., Class A	19,800	67,881
	Health & Happiness H&H International Holdings Ltd.	77,000	150,743
	Healthcare Co. Ltd., Class A	24,900	35,740
*	Hebei Construction Group Corp. Ltd., Class H	7,500	358
		Shares	Value»
CHINA — (Continued)
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	$22,352
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	103,231
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	37,147
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	52,135
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	51,769
	Heilongjiang Agriculture Co. Ltd., Class A	31,000	78,047
	HeiLongJiang ZBD Pharmaceutical Co. Ltd., Class A	21,200	26,686
	Hello Group, Inc., Sponsored ADR	68,471	466,972
	Henan Liliang Diamond Co. Ltd., Class A	12,100	69,308
	Henan Lingrui Pharmaceutical Co., Class A	18,774	59,358
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	98,614
	Henan Pinggao Electric Co. Ltd., Class A	18,100	55,012
	Henan Shijia Photons Technology Co. Ltd., Class A	2,829	37,484
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	138,793
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	43,486
*	Henan Yicheng New Energy Co. Ltd., Class A	49,700	35,756
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	124,743

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	$35,029
	Hengan International Group Co. Ltd.	320,500	1,158,551
	Hengbao Co. Ltd., Class A	22,300	56,900
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	37,500	108,975
	Hengdian Group Tospo Lighting Co. Ltd., Class A	12,900	26,857
	Hengli Petrochemical Co. Ltd., Class A	110,300	414,087
	Hengtong Logistics Co. Ltd., Class A	15,800	23,118
	Hengtong Optic-electric Co. Ltd., Class A	26,100	131,300
	Hengyi Petrochemical Co. Ltd., Class A	47,720	82,934
	Hesteel Co. Ltd., Class A	227,100	81,773
	Hexing Electrical Co. Ltd., Class A	10,300	58,086
	HG Technologies Co. Ltd., Class A	8,200	20,517
	Hgtech Co. Ltd., Class A	5,100	56,801
*	Hi Sun Technology China Ltd.	822,000	52,556
*	Hiconics Eco-energy Technology Co. Ltd., Class A	22,000	21,904
*	High Templar Tech Ltd., Sponsored ADR	55,937	162,777
#	Hisense Home Appliances Group Co. Ltd., Class H	165,000	484,754
	Hisense Visual Technology Co. Ltd., Class A	17,700	63,295
	Hitevision Co. Ltd., Class A	6,500	25,465
	HitGen, Inc., Class A	6,942	31,062
	Hithink RoyalFlush Information Network Co. Ltd., Class A	4,088	205,296
	HLA Group Corp. Ltd., Class A	102,200	90,151
	HMT Xiamen New Technical Materials Co. Ltd., Class A	4,100	45,897
		Shares	Value»
CHINA — (Continued)
*	HNA Technology Co. Ltd., Class A	64,900	$34,546
*	Homeland Interactive Technology Ltd.	136,000	23,911
	Hongfa Technology Co. Ltd., Class A	11,900	49,111
*	Honghua Group Ltd.	1,396,000	35,907
	Hongli Zhihui Group Co. Ltd., Class A	29,100	31,492
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	33,136
	Hongta Securities Co. Ltd., Class A	18,100	21,292
*	Hongyuan Green Energy Co. Ltd., Class A	7,690	30,729
*	Hopson Development Holdings Ltd.	445,162	198,275
	Horizon Construction Development Ltd.	621,000	79,451
	Hoymiles Power Electronics, Inc., Class A	2,916	43,249
*Ω	Hua Hong Semiconductor Ltd., Class H	118,000	1,746,246
*Ω	Hua Medicine	133,000	51,028
	Huaan Securities Co. Ltd., Class A	66,180	68,084
	Huada Automotive Technology Corp. Ltd., Class A	5,500	40,687
	Huadian Heavy Industries Co. Ltd., Class A	33,500	53,973
	Huadong Medicine Co. Ltd., Class A	20,400	105,896
	Huafon Chemical Co. Ltd., Class A	50,300	93,195
	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	52,400	49,632
*	Huafu Fashion Co. Ltd., Class A	28,400	17,061
*	Huaihe Energy Group Co. Ltd., Class A	96,000	47,257
*	Huakai Yibai Technology Co. Ltd., Class A	14,500	29,636
	Hualan Biological Engineering, Inc., Class A	23,400	52,628

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Huaming Power Equipment Co. Ltd., Class A	20,000	$85,680
	Huangshan Novel Co. Ltd., Class A	19,300	34,978
	Huangshan Tourism Development Co. Ltd., Class A	21,000	38,545
*	Huanxi Media Group Ltd.	380,000	14,132
	Huapont Life Sciences Co. Ltd., Class A	86,950	70,041
#Ω	Huatai Securities Co. Ltd., Class H	216,000	515,001
	Huatu Cendes Co. Ltd., Class A	6,480	72,098
	Huaxi Securities Co. Ltd., Class A	29,000	38,461
	Huaxia Bank Co. Ltd., Class A	176,536	161,080
	Huayu Automotive Systems Co. Ltd., Class A	61,500	170,207
*	Hubei Broadcasting & Television Information Network Co. Ltd., Class A	33,100	25,756
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	31,441
	Hubei Dinglong Co. Ltd., Class A	7,000	44,871
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	2,050	28,365
	Hubei Huitian New Materials Co. Ltd., Class A	13,400	24,338
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	20,800	78,022
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	26,100	152,396
	Hubei Yihua Chemical Industry Co. Ltd., Class A	24,600	58,741
	Hubei Zhenhua Chemical Co. Ltd., Class A	18,620	91,499
	Huishang Bank Corp. Ltd., Class H	250,900	110,870
#*Ω	Huitongda Network Co. Ltd., Class H	11,000	14,213
		Shares	Value»
CHINA — (Continued)
*	Huizhou CEE Technology, Inc., Class A	16,600	$27,344
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	105,613
	Hunan Aihua Group Co. Ltd., Class A	14,000	36,645
*	Hunan Corun New Energy Co. Ltd., Class A	34,200	34,474
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	54,718
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	30,200	31,468
	Hunan Gold Corp. Ltd., Class A	19,580	100,914
	Hunan Jiudian Pharmaceutical Co. Ltd., Class A	17,000	37,670
*	Hunan New Wellful Co. Ltd., Class A	49,800	42,284
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	37,900	59,779
	Hunan Valin Steel Co. Ltd., Class A	148,900	133,988
	Hunan Zhongke Electric Co. Ltd., Class A	14,900	45,421
	Hundsun Technologies, Inc., Class A	6,000	26,786
#	HUYA, Inc., ADR	39,605	167,925
*Ω	Hygeia Healthcare Holdings Co. Ltd.	154,800	254,233
*	Hytera Communications Corp. Ltd., Class A	26,500	41,373
*	HyUnion Holding Co. Ltd., Class A	44,700	56,251
*	IAT Automobile Technology Co. Ltd., Class A	15,900	22,221
*Ω	iDreamSky Technology Holdings Ltd.	463,600	35,081
	IEIT Systems Co. Ltd., Class A	8,400	75,701
	Iflytek Co. Ltd., Class A	6,300	53,956
	IKD Co. Ltd., Class A	31,100	85,707

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	IMAX China Holding, Inc.	41,000	$42,853
	Imeik Technology Development Co. Ltd., Class A	3,174	63,823
*	IMotion Automotive Technology Suzhou Co. Ltd., Class H	22,200	15,542
	Industrial & Commercial Bank of China Ltd., Class H	7,174,017	5,950,821
	Industrial Bank Co. Ltd., Class A	283,145	761,813
	Industrial Securities Co. Ltd., Class A	84,246	83,355
	Infore Environment Technology Group Co. Ltd., Class A	49,800	50,298
*Ω	Ingdan, Inc.	183,000	91,660
	Ingenic Semiconductor Co. Ltd., Class A	2,200	45,379
*	Inkeverse Group Ltd.	276,000	31,115
*	INKON Life Technology Co. Ltd., Class A	14,100	23,227
	Inmyshow Digital Technology Group Co. Ltd., Class A	48,600	53,132
	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	184,320	66,036
*	Inner Mongolia Furui Medical Science Co. Ltd., Class A	5,400	52,445
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	23,400	197,254
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	74,500	282,478
*Ω	InnoCare Pharma Ltd., Class H	156,000	234,042
	Innuovo Technology Co. Ltd., Class A	20,400	30,343
*	Insigma Technology Co. Ltd., Class A	18,700	28,542
	Inspur Digital Enterprise Technology Ltd.	216,000	138,404
	Intco Medical Technology Co. Ltd., Class A	14,680	88,408
	Intron Technology Holdings Ltd.	97,000	23,346
#*	iQIYI, Inc., ADR	194,347	404,242
		Shares	Value»
CHINA — (Continued)
	iRay Group, Class A	1,803	$30,715
	IReader Technology Co. Ltd., Class A	10,100	35,830
*	IRICO Display Devices Co. Ltd., Class A	66,900	64,749
*	J&T Global Express Ltd.	596,400	776,016
*	JA Solar Technology Co. Ltd., Class A	53,201	86,548
	Jade Bird Fire Co. Ltd., Class A	20,880	33,895
	Jafron Biomedical Co. Ltd., Class A	10,000	28,814
	Jangho Group Co. Ltd., Class A	44,600	61,651
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	101,228
*	JC Finance & Tax Interconnect Holdings Ltd., Class A	13,600	20,332
	JCET Group Co. Ltd., Class A	30,500	216,910
	JCHX Mining Management Co. Ltd., Class A	8,600	96,807
*Ω	JD Health International, Inc.	140,950	1,134,032
*Ω	JD Logistics, Inc.	1,059,400	1,514,036
	JD.com, Inc. (9618 HK), Class A	409,097	5,833,982
*Ω	Jenscare Scientific Co. Ltd., Class H	9,600	9,700
	Jia Yao Holdings Ltd.	49,000	15,509
	Jiajiayue Group Co. Ltd., Class A	22,500	42,147
	Jiang Su Suyan Jingshen Co. Ltd., Class A	33,200	54,957
	Jiangling Motors Corp. Ltd., Class A	21,700	56,414
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	32,668
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	38,900	43,084
	Jiangsu Azure Corp., Class A	20,800	50,804
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	35,342

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Boqian New Materials Stock Co. Ltd., Class A	3,100	$41,520
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	35,057
	Jiangsu Changbao Steeltube Co. Ltd., Class A	34,400	48,845
	Jiangsu Changhai Composite Materials Co. Ltd., Class A	13,700	32,586
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	50,801
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	73,447	77,149
	Jiangsu Cnano Technology Co. Ltd., Class A	4,756	31,428
*	Jiangsu Dagang Co. Ltd., Class A	24,900	62,651
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	33,800	82,537
*	Jiangsu Eastern Shenghong Co. Ltd., Class A	59,500	113,198
#	Jiangsu Expressway Co. Ltd., Class H	268,000	353,582
	Jiangsu Financial Leasing Co. Ltd., Class A	95,900	87,893
*	Jiangsu General Science Technology Co. Ltd., Class A	57,300	38,644
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	35,636
	Jiangsu Guomao Reducer Co. Ltd., Class A	11,280	27,889
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	68,390
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	7,426	115,551
		Shares	Value»
CHINA — (Continued)
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	$22,922
*	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	25,278
	Jiangsu Hongtian Technology Co. Ltd., Class A	3,500	20,540
	Jiangsu Hoperun Software Co. Ltd., Class A	3,000	21,533
	Jiangsu Huachang Chemical Co. Ltd., Class A	41,100	38,386
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	31,525
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	83,500	54,912
	Jiangsu Jibeier Pharmaceutical Co. Ltd., Class A	5,945	24,336
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	10,000	50,400
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	51,314
	Jiangsu Leili Motor Co. Ltd., Class A	4,340	32,742
	Jiangsu Lianyungang Port Co. Ltd., Class A	46,500	36,087
	Jiangsu Lihua Foods Group Co. Ltd.	25,314	73,272
	Jiangsu Linyang Energy Co. Ltd., Class A	49,100	40,693
*	Jiangsu Lopal Tech Group Co. Ltd., Class A	12,500	32,353
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	7,080	56,280
	Jiangsu Olive Sensors High-Tech Co. Ltd., Class A	20,700	28,532
	Jiangsu Pacific Precision Forging Co. Ltd., Class A	23,200	43,698
	Jiangsu Pacific Quartz Co. Ltd., Class A	5,200	29,723

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	46,000	$66,774
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	69,740
	Jiangsu Rainbow Heavy Industries Co. Ltd., Class A	28,600	30,231
*	Jiangsu Sanfame Polyester Material Co. Ltd., Class A	64,300	23,562
	Jiangsu Shemar Electric Co. Ltd., Class A	6,700	43,732
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	34,693
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	19,000	19,183
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	88,557
	Jiangsu Soho High Hope Group Corp., Class A	106,800	52,541
*	Jiangsu Sopo Chemical Co., Class A	27,700	31,545
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	74,800	54,054
	Jiangsu ToLand Alloy Co. Ltd., Class A	9,240	49,543
*	Jiangsu Transimage Technology Co. Ltd., Class A	9,200	24,999
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	8,900	111,207
	Jiangsu Yangnong Chemical Co. Ltd., Class A	8,340	96,522
*	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	34,256
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	59,590
		Shares	Value»
CHINA — (Continued)
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	13,300	$76,381
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	59,723
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	182,049
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	65,089
*	Jiangsu Zongyi Co. Ltd., Class A	29,600	28,620
	Jiangxi Bank Co. Ltd., Class H	339,000	30,832
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	27,855
	Jiangxi Copper Co. Ltd., Class H	324,000	1,935,634
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	60,314
	Jiangxi Ganyue Expressway Co. Ltd., Class A	73,500	52,369
	Jiangxi Guotai Group Co. Ltd., Class A	27,500	57,870
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	11,800	19,964
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	26,311
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	33,547
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	42,382
	Jianmin Pharmaceutical Group Co. Ltd., Class A	3,600	17,954
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	79,926
	Jiayin Group, Inc., ADR	6,895	45,507

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiayou International Logistics Co. Ltd., Class A	28,092	$55,728
*	Jihua Group Corp. Ltd., Class A	99,500	47,502
*	Jilin Chemical Fibre, Class A	59,600	41,330
	Jilin Electric Power Co. Ltd., Class A	31,000	30,241
*	Jinbei Automotive Co. Ltd., Class A	33,900	22,918
*††	Jinchuan Group International Resources Co. Ltd.	1,052,000	32,319
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	158,656
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	27,050
	Jingjin Equipment, Inc., Class A	20,420	58,937
	Jinhong Gas Co. Ltd., Class A	16,136	52,088
	JinkoSolar Holding Co. Ltd., ADR	18,413	471,925
	Jinlei Technology Co. Ltd., Class A	9,500	37,546
	Jinlongyu Group Co. Ltd., Class A	8,700	39,331
	Jinmao Property Services Co. Ltd.	97,000	32,861
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	51,422
	Jinzai Food Group Co. Ltd., Class A	13,000	21,364
*	Jinzhou Yongshan Lithium Co. Ltd., Class A	12,700	20,158
#Ω	Jiumaojiu International Holdings Ltd.	380,000	103,936
	Jiuzhitang Co. Ltd., Class A	10,500	13,327
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	48,222
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	16,400	46,137
	JNBY Design Ltd.	94,000	232,404
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	77,920
		Shares	Value»
CHINA — (Continued)
	Joinn Laboratories China Co. Ltd., Class A	11,708	$64,015
#Ω	Joinn Laboratories China Co. Ltd., Class H	29,400	91,491
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	32,013
	Jointown Pharmaceutical Group Co. Ltd., Class A	71,161	54,484
*	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	33,438
	Jones Tech PLC, Class A	7,000	56,467
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	23,900	61,406
	JS Corrugating Machinery Co. Ltd., Class A	12,700	23,617
#*Ω	JS Global Lifestyle Co. Ltd.	242,500	55,624
	JSTI Group, Class A	40,700	44,662
*	Ju Teng International Holdings Ltd.	412,000	100,021
	Juewei Food Co. Ltd., Class A	14,900	27,370
	Juneyao Airlines Co. Ltd., Class A	42,100	90,995
	Jutze Intelligent Technology Co. Ltd., Class A	9,000	26,230
*Ω	JW Cayman Therapeutics Co. Ltd.	61,500	19,058
	Kaishan Group Co. Ltd., Class A	24,500	60,143
	Kanzhun Ltd.	5,500	51,270
*	KBC Corp. Ltd., Class A	4,429	18,094
	Keboda Technology Co. Ltd., Class A	4,100	41,057
	Keda Industrial Group Co. Ltd., Class A	26,600	67,767
	KEDE Numerical Control Co. Ltd., Class A	2,610	22,977
*	Keep, Inc.	89,100	42,454
	Keeson Technology Corp. Ltd., Class A	8,100	20,230

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Kehua Data Co. Ltd., Class A	4,700	$42,155
	Keli Sensing Technology Ningbo Co. Ltd., Class A	2,100	20,183
	Keshun Waterproof Technologies Co. Ltd., Class A	25,541	26,171
	Kidswant Children Products Co. Ltd., Class A	33,100	50,999
	Kingboard Holdings Ltd.	330,900	1,340,927
	Kingboard Laminates Holdings Ltd.	474,473	890,850
*	KingClean Electric Co. Ltd., Class A	13,020	60,598
*	Kingdee International Software Group Co. Ltd.	238,000	393,109
	Kingfa Sci & Tech Co. Ltd., Class A	24,100	66,162
	Kingnet Network Co. Ltd., Class A	24,300	87,012
*	Kingsignal Technology Co. Ltd., Class A	12,000	25,647
*	Kingsoft Cloud Holdings Ltd.	94,000	83,509
	Kingsoft Corp. Ltd.	390,800	1,499,281
*Ω	Kintor Pharmaceutical Ltd.	64,500	23,229
	Konfoong Materials International Co. Ltd., Class A	3,300	53,894
	KPC Pharmaceuticals, Inc., Class A	19,100	34,325
Ω	Kuaishou Technology	673,400	6,880,199
*	Kuang-Chi Technologies Co. Ltd., Class A	3,600	24,592
	Kuangda Technology Group Co. Ltd., Class A	42,700	42,057
	Kunlun Energy Co. Ltd.	2,040,000	2,090,147
*	Kunlun Tech Co. Ltd., Class A	3,300	26,429
	Kunming Chuan Jin Nuo Chemical Co. Ltd., Class A	5,100	21,060
	Kunshan Dongwei Technology Co. Ltd., Class A	3,920	23,546
	Kunshan Huguang Auto Harness Co. Ltd., Class A	10,800	45,210
		Shares	Value»
CHINA — (Continued)
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	6,800	$52,350
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	11,100	35,605
*	Kyland Technology Co. Ltd., Class A	6,900	22,210
	Lakala Payment Co. Ltd., Class A	9,600	36,346
	Lancy Co. Ltd., Class A	6,700	18,017
	Landai Technology Group Corp. Ltd., Class A	14,000	23,724
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	18,400	27,622
	Lao Feng Xiang Co. Ltd., Class A	6,600	43,589
	Laobaixing Pharmacy Chain JSC, Class A	24,715	54,654
	Launch Tech Co. Ltd., Class H	72,500	82,004
	LB Group Co. Ltd., Class A	33,200	105,865
	Lee & Man Paper Manufacturing Ltd.	462,000	211,186
	Lee's Pharmaceutical Holdings Ltd.	75,000	15,447
*Ω	Legend Holdings Corp., Class H	249,100	274,897
#	Lenovo Group Ltd.	2,844,000	3,204,373
	Lens Technology Co. Ltd., Class A	58,900	307,324
	Leo Group Co. Ltd., Class A	27,800	37,153
	Leoch Energy, Inc.	2,220	18,937
	Leoch International Technology Ltd.	111,000	9,530
	Lepu Medical Technology Beijing Co. Ltd., Class A	15,607	40,172
	LEPU ScienTech Medical Technology Shanghai Co. Ltd., Class H	6,000	12,901
	Leshan Giantstar Farming & Husbandry Corp. Ltd., Class A	16,800	42,557
	Levima Advanced Materials Corp., Class A	14,200	43,599

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	LexinFintech Holdings Ltd., ADR	49,042	$139,770
	Leyard Optoelectronic Co. Ltd., Class A	46,400	46,875
#*	Li Auto, Inc. (2015 HK), Class A	277,100	2,315,714
	Li Ning Co. Ltd.	832,500	2,176,969
*	LianChuang Electronic Technology Co. Ltd., Class A	15,800	25,140
	Lianhe Chemical Technology Co. Ltd., Class A	29,700	74,939
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	33,208
	Liaoning Cheng Da Co. Ltd., Class A	21,500	38,692
	Liaoning Chengda Biotechnology Co. Ltd., Class A	10,988	41,365
	Liaoning Energy Industry Co. Ltd., Class A	62,200	35,492
#	Liaoning Port Co. Ltd., Class H	580,000	66,723
	Lier Chemical Co. Ltd., Class A	31,692	81,099
#*	Lifetech Scientific Corp.	1,124,000	263,258
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	25,364
	Lily Group Co. Ltd., Class A	13,200	34,162
*	Linewell Software Co. Ltd., Class A	19,200	31,076
	Lingbao Gold Group Co. Ltd., Class H	174,000	492,398
	Lingyi iTech Guangdong Co., Class A	80,700	169,951
Ω	Linklogis, Inc., Class B	330,000	94,445
*	Liuzhou Iron & Steel Co. Ltd., Class A	47,440	36,345
	Livzon Pharmaceutical Group, Inc., Class H	77,771	292,663
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	15,800	54,342
#	LK Technology Holdings Ltd.	292,000	124,714
	Loncin Motor Co. Ltd., Class A	26,100	57,583
		Shares	Value»
CHINA — (Continued)
#Ω	Longfor Group Holdings Ltd.	763,683	$1,004,301
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	29,228
*	LONGi Green Energy Technology Co. Ltd., Class A	24,100	62,012
	Lonking Holdings Ltd.	1,008,000	413,478
	Lontium Semiconductor Corp., Class A	2,308	25,347
*	Lotus Holdings Co. Ltd.	46,100	41,086
	Lucky Harvest Co. Ltd., Class A	4,810	24,180
	Luenmei Quantum Co. Ltd., Class A	37,000	37,398
*††	Lumena Newmat	23,400	0
	Luoniushan Co. Ltd., Class A	54,300	66,106
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	55,526
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	42,850
	Luxi Chemical Group Co. Ltd., Class A	48,300	135,913
	Luxin Venture Capital Group Co. Ltd., Class A	11,500	38,471
	Luxshare Precision Industry Co. Ltd., Class A	76,318	565,944
	Luyang Energy-Saving Materials Co. Ltd.	18,900	36,117
	Lygend Resources & Technology Co. Ltd.-H, Class H	53,200	172,131
	Maccura Biotechnology Co. Ltd., Class A	19,500	34,074
*	Malion New Materials Co. Ltd., Class A	19,200	28,536
	Mango Excellent Media Co. Ltd., Class A	28,800	105,507
Ω	Maoyan Entertainment	203,918	191,333
*	Maoye Commercial Co. Ltd., Class A	21,700	20,591
*	Marssenger Kitchenware Co. Ltd., Class A	12,300	20,509

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maxscend Microelectronics Co. Ltd., Class A	2,100	$23,633
	Maxvision Technology Corp., Class A	7,500	30,533
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	8,200	32,365
#Ω	Medlive Technology Co. Ltd.	73,000	95,715
*††	Mega Genomics Ltd.	14,800	2,558
	Mehow Innovative Ltd., Class A	13,280	59,386
	MeiG Smart Technology Co. Ltd., Class A	3,900	25,066
	Meihua Holdings Group Co. Ltd., Class A	37,900	60,060
Ω	Meitu, Inc.	332,000	327,949
*Ω	Meituan, Class B	582,960	7,206,833
	Mesnac Co. Ltd., Class A	36,300	43,238
	Metallurgical Corp. of China Ltd., Class H	803,000	189,967
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	25,026
*Ω	Microport Cardioflow Medtech Corp.	358,000	36,353
#	MicroPort NeuroScientific Corp.	82,797	124,670
*	Microport Scientific Corp.	146,800	221,140
	Micro-Tech Nanjing Co. Ltd., Class A	2,478	28,413
	Midea Group Co. Ltd., Class A	57,200	638,846
	Midea Group Co. Ltd., Class H	36,900	404,441
Ω	Midea Real Estate Holding Ltd.	166,200	89,579
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	7,300	66,378
*	Min Xin Holdings Ltd.	66,000	27,753
	Ming Yang Smart Energy Group Ltd., Class A	30,678	102,415
	Ming Yuan Cloud Group Holdings Ltd.	344,000	137,644
		Shares	Value»
CHINA — (Continued)
*	Mingfa Group International Co. Ltd.	374,000	$5,401
	MINISO Group Holding Ltd.	147,600	685,398
	Minmetals Capital Co. Ltd., Class A	51,300	42,505
*	Minmetals Development Co. Ltd., Class A	31,100	61,096
*	Minmetals Land Ltd.	687,644	86,260
	Minth Group Ltd.	446,000	2,099,745
*	Miracle Automation Engineering Co. Ltd., Class A	12,400	50,755
	Miracll Chemicals Co. Ltd., Class A	10,100	26,244
	MLS Co. Ltd., Class A	47,400	67,316
*	MMG Ltd.	2,119,599	2,744,246
*Ω	Mobvista, Inc.	214,000	408,165
	Monalisa Group Co. Ltd., Class A	8,800	20,571
	Montage Technology Co. Ltd., Class A	3,845	100,361
	Moon Environment Technology Co. Ltd., Class A	22,380	51,753
	Morimatsu International Holdings Co. Ltd.	187,000	256,598
	Motic Xiamen Electric Group Co. Ltd., Class A	5,900	14,188
*	Mount Everest Gold Group Co. Ltd.	84,000	20,388
	Muyuan Foods Co. Ltd., Class A	96,554	639,856
	MYS Group Co. Ltd., Class A	75,800	45,460
	Nancal Technology Co. Ltd., Class A	7,300	50,184
*	Nanfang Pump Industry Co. Ltd., Class A	46,300	30,546
	Nanhua Futures Co. Ltd., Class A	18,900	50,048
	NanJi E-Commerce Co. Ltd., Class A	89,900	41,614
	Nanjing Cosmos Chemical Co. Ltd., Class A	15,820	31,238
	Nanjing Hanrui Cobalt Co. Ltd., Class A	6,400	44,362
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	184,559

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	32,891	$44,783
	Nanjing Pharmaceutical Group Co. Ltd.	52,400	41,730
	Nanjing Securities Co. Ltd., Class A	52,900	60,513
*	Nanjing Tanker Corp., Class A	134,800	71,534
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	46,102
	Nantong Jianghai Capacitor Co. Ltd., Class A	13,300	58,361
	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	73,407
	NARI Technology Co. Ltd., Class A	78,868	285,273
*	National Silicon Industry Group Co. Ltd., Class A	10,831	34,914
	Natural Food International Holding Ltd.	232,000	31,232
	NAURA Technology Group Co. Ltd., Class A	4,190	286,095
*	NavInfo Co. Ltd., Class A	23,700	36,051
*	Nayuki Holdings Ltd.	234,500	32,696
	NBTM New Materials Group Co. Ltd., Class A	10,100	48,278
	NetDragon Websoft Holdings Ltd.	108,000	138,907
*Ω	NetEase Cloud Music, Inc.	12,700	293,057
	NetEase, Inc. (9999 HK)	153,100	3,969,894
	NetEase, Inc. (NTES US), ADR	32,121	4,138,148
	Neusoft Corp., Class A	19,000	28,629
	Neutech Group Ltd.	143,200	43,269
	New China Life Insurance Co. Ltd., Class H	305,800	2,486,590
	New Guomai Digital Culture Co. Ltd., Class A	21,700	45,586
		Shares	Value»
CHINA — (Continued)
	New Hope Dairy Co. Ltd., Class A	12,400	$32,369
	New Hope Liuhe Co. Ltd., Class A	63,000	81,986
	New Trend International Logis-Tech Co. Ltd., Class A	13,200	23,246
	Neway Valve Suzhou Co. Ltd., Class A	8,900	77,508
*	Newborn Town, Inc.	156,000	229,401
	Newland Digital Technology Co. Ltd., Class A	12,400	48,650
	Nexteer Automotive Group Ltd.	448,000	382,189
*	Nine Dragons Paper Holdings Ltd.	775,000	816,476
*	Ninestar Corp., Class A	7,791	23,721
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	19,706
	Ningbo Boway Alloy Material Co. Ltd., Class A	18,800	53,041
*	Ningbo Changhong Polymer Scientific & Technical, Inc., Class A	12,700	25,834
	Ningbo Exciton Technology Co. Ltd., Class A	8,000	22,297
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	31,310
	Ningbo Huaxiang Electronic Co. Ltd., Class A	20,200	95,996
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	22,300	47,473
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	72,400
	Ningbo Joyson Electronic Corp., Class A	35,893	144,443
	Ningbo Kbe Electrical Technology Co. Ltd., Class A	4,500	38,988
	Ningbo Orient Wires & Cables Co. Ltd., Class A	6,300	50,137

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	$38,291
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,053	26,534
*	Ningbo Shanshan Co. Ltd., Class A	15,400	28,506
*	Ningbo Solartron Technology Co. Ltd., Class A	6,743	20,114
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	25,533
	Ningbo Tuopu Group Co. Ltd., Class A	11,525	119,599
	Ningbo Xusheng Group Co. Ltd., Class A	19,408	49,985
	Ningbo Yongxin Optics Co. Ltd., Class A	1,900	28,525
	Ningbo Yunsheng Co. Ltd., Class A	20,600	41,721
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	35,715
	Ningxia Orient Tantalum Industry Co. Ltd., Class A	8,500	46,885
	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	30,684
*	NIO, Inc., Class A	62,540	298,152
	NKY Medical Holdings Ltd., Class A	16,300	44,081
	Noah Holdings Ltd., Sponsored ADR	18,006	213,551
Ω	Nongfu Spring Co. Ltd., Class H	344,000	2,109,533
	Norinco International Cooperation Ltd., Class A	37,780	68,469
	North Chemical Industries Co. Ltd., Class A	16,400	50,682
	North China Pharmaceutical Co. Ltd., Class A	62,800	51,188
	North Copper Co. Ltd., Class A	28,000	77,092
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	53,755
	Northeast Securities Co. Ltd., Class A	47,200	61,649
#*	NovaBridge Biosciences, ADR	23,312	77,163
		Shares	Value»
CHINA — (Continued)
	Novoray Corp., Class A	4,538	$43,616
*	NSFOCUS Technologies Group Co. Ltd., Class A	19,100	22,225
*	Nuode New Materials Co. Ltd., Class A	32,300	31,906
	NYOCOR Co. Ltd., Class A	56,400	48,436
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	21,000	22,489
#*Ω	Ocumension Therapeutics	73,500	69,512
*	Offcn Education Technology Co. Ltd., Class A	82,200	33,320
	Offshore Oil Engineering Co. Ltd., Class A	103,100	99,041
*	OFILM Group Co. Ltd., Class A	42,100	59,107
	Olympic Circuit Technology Co. Ltd., Class A	8,700	77,895
	OmniVision Integrated Circuits Group, Inc.	7,885	137,629
	Onewo, Inc., Class H	104,400	261,654
	Oppein Home Group, Inc., Class A	9,163	80,875
	Opple Lighting Co. Ltd., Class A	13,901	40,510
	OPT Machine Vision Tech Co. Ltd., Class A	1,788	30,905
	ORG Technology Co. Ltd., Class A	109,700	92,482
	Orient International Enterprise Ltd., Class A	19,500	24,530
#	Orient Overseas International Ltd.	50,500	827,350
Ω	Orient Securities Co. Ltd., Class H	178,800	155,705
*	Oriental Energy Co. Ltd., Class A	42,700	53,073
	Oriental Pearl Group Co. Ltd., Class A	33,900	55,361
#*	OSL Group Ltd.	42,000	90,178
*	Ourpalm Co. Ltd., Class A	37,400	32,548
	Ovctek China, Inc., Class A	19,645	44,686
*	Pacific Securities Co. Ltd., Class A	34,600	20,911

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	33,280	$65,548
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	56,591
*	PCI Technology Group Co. Ltd., Class A	42,380	41,865
*	PDD Holdings, Inc., ADR	119,904	12,116,299
*Ω	Peijia Medical Ltd.	129,000	109,203
*††	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	0
*	Pengxin International Mining Co. Ltd., Class A	43,700	62,930
	People.cn Co. Ltd., Class A	12,400	43,610
	People's Insurance Co. Group of China Ltd. , Class H	1,812,000	1,575,589
	Perfect World Co. Ltd., Class A	10,200	27,627
#	Persistence Gold Group Ltd.	75,000	11,760
#*	Phancy Group Co. Ltd., Class H	23,000	147,422
	PharmaBlock Sciences Nanjing, Inc., Class A	3,500	20,769
*	Phenix Optical Co. Ltd., Class A	7,000	21,647
	PhiChem Corp., Class A	15,000	59,933
	PICC Property & Casualty Co. Ltd., Class H	1,171,582	2,425,404
	Ping An Bank Co. Ltd., Class A	288,500	449,635
*Ω	Ping An Healthcare & Technology Co. Ltd.	521,909	961,764
	Ping An Insurance Group Co. of China Ltd., Class H	1,412,500	13,101,429
	PNC Process Systems Co. Ltd., Class A	8,820	35,548
	POCO Holding Co. Ltd., Class A	3,660	41,660
*	Polaris Bay Group Co. Ltd., Class A	73,800	72,078
		Shares	Value»
CHINA — (Continued)
	Poly Developments & Holdings Group Co. Ltd., Class A	58,400	$57,224
	Poly Property Group Co. Ltd.	764,860	230,308
	Poly Property Services Co. Ltd., Class H	67,600	293,502
*	Poly Union Chemical Holding Group Co. Ltd., Class A	15,300	21,412
#Ω	Pop Mart International Group Ltd.	119,600	3,418,951
*	Porton Pharma Solutions Ltd., Class A	11,300	39,727
Ω	Postal Savings Bank of China Co. Ltd., Class H	1,776,000	1,157,956
	Pou Sheng International Holdings Ltd.	705,687	41,984
	Power Construction Corp. of China Ltd., Class A	246,300	200,641
	Precision Tsugami China Corp. Ltd.	28,000	150,122
	Prinx Chengshan Holdings Ltd.	89,500	93,904
	Pulike Biological Engineering, Inc., Class A	10,800	21,592
	Puyang Huicheng Electronic Material Co. Ltd., Class A	8,600	22,074
	PW Medtech Group Ltd.	317,000	51,910
	Pylon Technologies Co. Ltd., Class A	4,094	35,720
	Q Technology Group Co. Ltd.	213,000	254,072
	Qfin Holdings, Inc., ADR	69,810	1,085,545
*	Qi An Xin Technology Group, Inc., Class A	6,011	32,155
	Qianhe Condiment & Food Co. Ltd., Class A	50,152	72,857
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	34,381
	Qingdao Citymedia Co. Ltd., Class A	19,400	18,852

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Qingdao East Steel Tower Stock Co. Ltd., Class A	34,300	$136,147
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	11,900	27,584
	Qingdao Gaoce Technology Co. Ltd., Class A	32,967	67,446
	Qingdao Gon Technology Co. Ltd., Class A	5,200	43,921
	Qingdao Haier Biomedical Co. Ltd., Class A	10,035	48,146
	Qingdao Hanhe Cable Co. Ltd., Class A	74,800	55,063
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	31,885
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	1,400	19,703
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	23,829
Ω	Qingdao Port International Co. Ltd., Class H	263,000	252,775
	Qingdao Rural Commercial Bank Corp., Class A	54,800	24,764
	Qingdao Sentury Tire Co. Ltd., Class A	25,320	74,587
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	63,860
*	Qingdao Topscomm Communication, Inc., Class A	2,000	2,317
*	Qinghai Salt Lake Industry Co. Ltd., Class A	66,100	311,870
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	23,024
	Quectel Wireless Solutions Co. Ltd., Class A	2,760	36,601
	Quick Intelligent Equipment Co. Ltd., Class A	7,900	42,845
*	Qunabox Group Ltd.	10,800	35,552
		Shares	Value»
CHINA — (Continued)
*	Quzhou DFP New Material Group Co. Ltd.	59,200	$35,496
#*	Radiance Holdings Group Co. Ltd.	320,000	74,381
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	40,062
	Range Intelligent Computing Technology Group Co. Ltd., Class A	8,200	96,351
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	25,804
	Raytron Technology Co. Ltd., Class A	3,918	63,655
	Realcan Pharmaceutical Group Co. Ltd., Class A	47,900	22,988
	Red Avenue New Materials Group Co. Ltd., Class A	4,700	38,547
*Ω	Red Star Macalline Group Corp. Ltd., Class H	174,607	29,315
	Renhe Pharmacy Co. Ltd., Class A	57,900	49,921
#*	REPT BATTERO Energy Co. Ltd., Class H	22,800	33,660
	Rianlon Corp., Class A	10,100	68,038
	Richinfo Technology Co. Ltd., Class A	6,000	26,036
*	Risen Energy Co. Ltd., Class A	14,100	40,466
	Riyue Heavy Industry Co. Ltd., Class A	21,900	43,748
	Rizhao Port Co. Ltd., Class A	76,200	34,758
	RoboTechnik Intelligent Technology Co. Ltd., Class A	800	43,807
	Rockchip Electronics Co. Ltd., Class A	1,700	46,692
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	41,030
	Rongsheng Petrochemical Co. Ltd., Class A	118,300	251,052
*	Roshow Technology Co. Ltd., Class A	32,700	40,493

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Ruida Futures Co. Ltd., Class A	13,500	$47,665
	Ruifeng Power Group Co. Ltd.	10,000	23,374
	Runjian Co. Ltd., Class A	3,100	20,656
*	Sai Micro Electronics, Inc., Class A	11,000	82,463
	SAIC Motor Corp. Ltd., Class A	63,100	128,295
	Sailun Group Co. Ltd., Class A	60,200	137,234
	Sanan Optoelectronics Co. Ltd., Class A	39,800	92,522
	Sanchuan Wisdom Technology Co. Ltd., Class A	21,800	22,830
	Sanjiang Shopping Club Co. Ltd., Class A	14,000	33,409
	Sanquan Food Co. Ltd., Class A	20,304	34,801
*	Sansteel Minguang Co. Ltd. Fujian, Class A	57,300	36,628
	Sansure Biotech, Inc., Class A	12,674	37,060
*	Sanwei Holding Group Co. Ltd., Class A	22,300	36,124
#	Sany Heavy Equipment International Holdings Co. Ltd.	643,000	987,834
	Sany Heavy Industry Co. Ltd., Class A	48,000	151,429
	Satellite Chemical Co. Ltd., Class A	71,257	249,610
	SDIC Capital Co. Ltd., Class A	48,400	53,547
	Sealand Securities Co. Ltd., Class A	74,500	45,674
#*	Seazen Group Ltd.	933,333	311,571
*††	S-Enjoy Service Group Co. Ltd.	173,000	11,626
	Seres Group Co. Ltd., Class A	10,900	163,518
	SF Holding Co. Ltd., Class A	77,167	416,409
	SG Micro Corp., Class A	2,210	24,003
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd., Class A	68,700	42,910
		Shares	Value»
CHINA — (Continued)
	Shaanxi Construction Engineering Group Corp. Ltd., Class A	54,800	$28,567
*	Shaanxi Fenghuo Electronics Co. Ltd., Class A	20,000	32,820
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	36,979
*	Shandong BoAn Biotechnology Co. Ltd., Class H	20,600	22,043
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	39,018
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	36,035
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	72,818
	Shandong Denghai Seeds Co. Ltd., Class A	16,200	26,281
	Shandong Dongyue Silicone Material Co. Ltd., Class A	22,600	39,760
#Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	703,991
*	Shandong Haihua Co. Ltd., Class A	24,500	21,227
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	9,400	112,801
	Shandong Hi-speed Co. Ltd., Class A	18,900	27,262
	Shandong Hi-Speed Road & Bridge Group Co. Ltd., Class A	41,800	38,070
	Shandong Huatai Paper Industry Shareholding Co. Ltd., Class A	49,040	29,631
	Shandong Humon Smelting Co. Ltd., Class A	31,800	91,048
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	31,410
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	27,867

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	$42,011
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	72,197
*	Shandong Longda Meishi Co. Ltd., Class A	31,800	19,515
	Shandong Lukang Pharma, Class A	31,100	41,510
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	188,034
	Shandong Pharmaceutical Glass Co. Ltd., Class A	23,500	69,149
	Shandong Publishing & Media Co. Ltd., Class A	37,500	49,608
	Shandong Sun Paper Industry JSC Ltd., Class A	70,561	170,635
	Shandong Taihe Technologies Co. Ltd., Class A	3,800	16,304
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	106,382
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	890,000	569,840
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	49,347
	Shandong Xiantan Group Co. Ltd.	25,500	23,776
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	40,600	56,280
	Shanghai Acrel Co. Ltd., Class A	6,400	25,358
*	Shanghai AJ Group Co. Ltd., Class A	81,581	58,328
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	5,281	74,894
	Shanghai AtHub Co. Ltd., Class A	12,412	66,806
	Shanghai Bailian Group Co. Ltd., Class A	45,300	59,619
		Shares	Value»
CHINA — (Continued)
	Shanghai Baolong Automotive Corp., Class A	9,800	$51,749
	Shanghai Baosight Software Co. Ltd., Class A	15,785	51,860
	Shanghai Baosteel Packaging Co. Ltd., Class A	48,100	41,937
	Shanghai Belling Co. Ltd., Class A	3,800	17,978
*Ω	Shanghai Bio-heart Biological Technology Co. Ltd., Class H	13,700	9,199
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	1,149	25,037
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	26,610
	Shanghai Chicmax Cosmetic Co. Ltd., Class H	20,200	175,007
	Shanghai Chinafortune Co. Ltd., Class A	14,500	34,711
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	21,500	54,750
	Shanghai Construction Group Co. Ltd., Class A	178,800	76,646
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	36,549	53,577
	Shanghai Datun Energy Resources Co. Ltd., Class A	22,700	42,164
#	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	39,985
*	Shanghai DZH Ltd., Class A	11,500	20,989
*	Shanghai Electric Group Co. Ltd., Class H	384,000	206,291
	Shanghai Environment Group Co. Ltd., Class A	34,392	42,453
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	17,097

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	40,000	$265,111
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	33,782
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	3,390	24,635
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	34,663
	Shanghai Gench Education Group Ltd.	98,000	32,621
	Shanghai Gentech Co. Ltd., Class A	6,564	31,359
	Shanghai Haixin Group Co., Class A	18,300	20,308
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	11,900	42,535
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	45,494
	Shanghai Huace Navigation Technology Ltd., Class A	9,100	50,800
	Shanghai Huafon Aluminium Corp., Class A	17,700	66,840
	Shanghai Industrial Holdings Ltd.	200,000	383,370
*	Shanghai Industrial Urban Development Group Ltd.	169,400	6,837
*	Shanghai INT Medical Instruments Co. Ltd., Class H	26,800	106,213
	Shanghai International Airport Co. Ltd., Class A	8,800	38,986
	Shanghai Jahwa United Co. Ltd., Class A	9,000	27,099
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	18,200	71,324
		Shares	Value»
CHINA — (Continued)
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	$21,886
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	28,956
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	24,241
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	59,059
	Shanghai Lingang Holdings Corp. Ltd., Class A	39,000	65,876
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	17,800	21,000
	Shanghai M&G Stationery, Inc., Class A	17,800	70,905
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	8,800	34,309
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,563	35,062
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	33,174
*	Shanghai New Power Automotive Technology Co. Ltd., Class A	14,500	18,962
	Shanghai Pioneer Holding Ltd.	119,000	34,732
	Shanghai Pret Composites Co. Ltd., Class A	18,500	48,006
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	50,271
	Shanghai Pudong Development Bank Co. Ltd., Class A	236,200	341,125
	Shanghai Putailai New Energy Technology Group Co. Ltd.	22,053	87,338
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	48,402

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai RAAS Blood Products Co. Ltd., Class A	38,700	$35,081
	Shanghai Runda Medical Technology Co. Ltd., Class A	11,500	26,422
	Shanghai Rural Commercial Bank Co. Ltd., Class A	118,100	145,939
	Shanghai Shibei Hi-Tech Co. Ltd., Class A	45,600	35,866
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	73,600
*	Shanghai Stonehill Technology Co. Ltd., Class A	27,900	39,259
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	31,994
	Shanghai Tunnel Engineering Co. Ltd., Class A	65,000	63,470
	Shanghai Vital Microtech Co. Ltd.	13,600	37,069
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	20,800	31,700
	Shanghai Yaoji Technology Co. Ltd., Class A	10,200	38,148
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	48,735
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	6,000	35,840
	Shanghai Zhenhua Heavy Industries Co. Ltd., Class A	75,600	55,632
	Shanghai Zhonggu Logistics Co. Ltd., Class A	45,248	66,571
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	70,216
	Shanjin International Gold Co. Ltd., Class A	41,780	201,374
		Shares	Value»
CHINA — (Continued)
	Shannon Semiconductor Technology Co. Ltd., Class A	2,100	$50,470
	Shantou Wanshun New Material Group Co. Ltd., Class A	25,300	21,496
	Shantui Construction Machinery Co. Ltd., Class A	39,300	70,032
*	Shanxi Guoxin Energy Corp. Ltd., Class A	65,300	31,200
	Shanxi Hi-speed Group Co. Ltd., Class A	37,800	28,980
*	Shanxi Lu'an Chemical Technology Co. Ltd., Class A	71,000	32,750
	Shanxi Securities Co. Ltd., Class A	35,100	30,562
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	62,714
*	Shanxi Zhendong Pharmaceutical Co. Ltd., Class A	29,600	24,394
	Sharetronic Data Technology Co. Ltd., Class A	3,780	123,472
	Shengda Resources Co. Ltd., Class A	17,600	147,567
	Shengyi Technology Co. Ltd., Class A	12,600	124,524
	Shenma Industry Co. Ltd., Class A	26,700	34,912
	Shennan Circuits Co. Ltd., Class A	4,540	151,706
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	304,000	121,696
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	3,841	38,803
	Shenzhen Absen Optoelectronic Co. Ltd., Class A	8,900	25,110
	Shenzhen Agricultural Power Group Co. Ltd., Class A	38,700	53,994
	Shenzhen Airport Co. Ltd., Class A	58,200	60,638
	Shenzhen Aisidi Co. Ltd., Class A	19,300	35,527

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Shenzhen Baoming Technology Co. Ltd., Class A	3,100	$23,840
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	58,947
	Shenzhen Bingchuan Network Co. Ltd., Class A	6,400	32,202
	Shenzhen BSC Technology Co. Ltd., Class A	7,900	41,276
	Shenzhen Capchem Technology Co. Ltd., Class A	6,980	50,910
	Shenzhen Center Power Tech Co. Ltd., Class A	11,800	34,064
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	30,745
	Shenzhen Changhong Technology Co. Ltd., Class A	11,800	28,123
	Shenzhen Click Technology Co. Ltd., Class A	13,300	45,709
*	Shenzhen Clou Electronics Co. Ltd., Class A	20,200	26,391
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	59,477
	Shenzhen Comix Group Co. Ltd., Class A	17,900	20,067
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	33,440
	Shenzhen Desay Battery Technology Co., Class A	9,393	35,193
*	Shenzhen Dynanonic Co. Ltd., Class A	10,274	61,197
	Shenzhen Envicool Technology Co. Ltd., Class A	5,923	91,188
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	9,980	55,455
#	Shenzhen Expressway Corp. Ltd., Class H	216,000	207,486
		Shares	Value»
CHINA — (Continued)
	Shenzhen Farben Information Technology Co. Ltd., Class A	6,900	$21,919
*	Shenzhen Feima International Supply Chain Co. Ltd., Class A	61,900	28,024
	Shenzhen FRD Science & Technology Co. Ltd., Class A	7,800	39,117
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	40,500	40,443
	Shenzhen Gas Corp. Ltd., Class A	60,600	60,091
*	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	40,905
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	30,211
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	4,400	23,760
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	85,000	60,084
	Shenzhen Honor Electronic Co. Ltd., Class A	1,700	60,522
	Shenzhen Hopewind Electric Co. Ltd., Class A	12,300	52,594
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	80,113
	Shenzhen International Holdings Ltd.	545,698	628,724
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	23,106
#*	Shenzhen Investment Ltd.	950,668	105,967
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	33,258
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	21,737

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	$66,649
	Shenzhen Kaifa Technology Co. Ltd., Class A	15,400	71,910
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	34,771
	Shenzhen Kedali Industry Co. Ltd., Class A	3,600	80,027
*	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	9,200	20,550
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	93,483
	Shenzhen Kinwong Electronic Co. Ltd., Class A	11,100	102,373
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	5,200	41,973
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	41,068
	Shenzhen Leaguer Co. Ltd., Class A	46,673	72,990
	Shenzhen Lifotronic Technology Co. Ltd., Class A	20,593	40,752
	Shenzhen Longtech Smart Control Co. Ltd., Class A	3,600	16,087
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	34,230
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,500	367,449
	Shenzhen MTC Co. Ltd., Class A	79,318	110,590
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	52,500	27,848
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	8,700	67,460
		Shares	Value»
CHINA — (Continued)
*	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	$28,592
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	60,638
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	127,900	50,463
	Shenzhen Pagoda Industrial Group Corp. Ltd., Class H	235,000	49,639
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	30,223
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	3,787	25,568
	Shenzhen SC New Energy Technology Corp., Class A	9,100	180,398
	Shenzhen SED Industry Co. Ltd., Class A	14,200	42,465
	Shenzhen SEG Co. Ltd., Class A	21,500	27,892
	Shenzhen Senior Technology Material Co. Ltd., Class A	20,043	39,908
	Shenzhen Sinexcel Electric Co. Ltd., Class A	8,400	46,003
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	78,716
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	18,547
	Shenzhen Sunway Communication Co. Ltd., Class A	9,900	113,721
	Shenzhen Tagen Group Co. Ltd., Class A	50,200	27,958
	Shenzhen Topband Co. Ltd., Class A	22,700	41,901
	Shenzhen Topraysolar Co. Ltd., Class A	44,000	37,368
	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	24,533
	Shenzhen Transsion Holdings Co. Ltd., Class A	11,212	93,463

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen United Winners Laser Co. Ltd., Class A	9,775	$41,664
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,200	39,761
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	11,900	46,201
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	39,016	25,718
	Shenzhen Yinghe Technology Co. Ltd., Class A	17,200	67,782
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	19,647	81,697
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	115,200	125,803
	Shenzhou International Group Holdings Ltd.	252,700	2,009,813
*	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	2,900	27,858
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	11,613	29,353
	Shinva Medical Instrument Co. Ltd., Class A	27,690	62,336
	Shiyue Daotian Group Co. Ltd., Class H	9,600	11,063
	Shougang Century Holdings Ltd.	24,000	9,112
††	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	738
*	Shuangliang Eco-Energy Systems Co. Ltd., Class A	36,800	47,035
	Shui On Land Ltd.	1,393,521	123,100
	Sichuan Baicha Baidao Industrial Co. Ltd., Class H	109,200	92,488
	Sichuan Changhong Electric Co. Ltd., Class A	46,900	65,769
		Shares	Value»
CHINA — (Continued)
*	Sichuan Chengfei Integration Technology Corp., Class A	12,300	$63,962
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	53,891
	Sichuan Development Lomon Co. Ltd., Class A	20,000	35,431
	Sichuan Expressway Co. Ltd., Class H	230,000	164,297
	Sichuan Furong Technology Co. Ltd., Class A	16,545	24,397
*	Sichuan Haite High-tech Co. Ltd., Class A	31,856	56,057
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	196,200	71,459
	Sichuan Injet Electric Co. Ltd., Class A	5,000	41,353
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	8,100	23,055
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	14,800	65,921
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H	600	31,942
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	51,554
	Sichuan New Energy Power Co. Ltd., Class A	29,600	52,905
	Sichuan Road & Bridge Group Co. Ltd., Class A	92,580	129,328
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	49,410
	Sichuan Yahua Industrial Group Co. Ltd., Class A	10,800	38,371
#	Sihuan Pharmaceutical Holdings Group Ltd.	1,210,000	244,515
*	SIM Technology Group Ltd.	348,000	14,306
Ω	Simcere Pharmaceutical Group Ltd.	192,000	287,459

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sineng Electric Co. Ltd., Class A	10,020	$53,456
	Sino Biopharmaceutical Ltd.	1,307,000	1,108,997
	Sinocare, Inc., Class A	15,800	39,871
*	Sinochem International Corp., Class A	75,180	50,506
	Sinofert Holdings Ltd.	1,266,000	275,457
	Sinofibers Technology Co. Ltd., Class A	5,700	36,393
	Sinolink Securities Co. Ltd., Class A	49,700	66,670
	Sinoma International Engineering Co., Class A	68,000	111,643
	Sinoma Science & Technology Co. Ltd., Class A	17,714	109,400
	Sinomach Automobile Co. Ltd., Class A	42,800	40,676
	Sinomach Precision Industry Group Co. Ltd., Class A	5,500	35,504
#	Sinopec Kantons Holdings Ltd.	510,000	283,093
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,054,000	214,695
	Sinopep-Allsino Bio Pharmaceutical Co. Ltd., Class A	8,321	43,353
	Sinopharm Group Co. Ltd., Class H	524,400	1,399,226
	Sino-Platinum Metals Co. Ltd., Class A	16,078	53,063
	Sinoseal Holding Co. Ltd., Class A	7,200	38,897
	Sinosoft Co. Ltd., Class A	7,820	21,988
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	73,829
	Sinosteel New Materials Co. Ltd., Class A	22,500	35,107
*	Sino-Synergy Hydrogen Energy Technology Jiaxing Co. Ltd., Class H	17,000	10,565
	Sinotrans Ltd., Class H	1,031,000	684,061
	Sinotruk Hong Kong Ltd.	295,500	1,356,989
		Shares	Value»
CHINA — (Continued)
	Sinotruk Jinan Truck Co. Ltd., Class A	23,586	$64,130
	Skshu Paint Co. Ltd., Class A	8,372	68,492
	Skyworth Digital Co. Ltd., Class A	21,800	36,436
*	Skyworth Group Ltd.	166,000	151,155
	Sleemon Healthy Sleep Technology Co. Ltd., Class A	14,600	45,239
	Snowsky Salt Industry Group Co. Ltd., Class A	39,600	35,297
*	SOHO China Ltd.	692,800	47,002
	Soho Holly Futures Co. Ltd., Class H	40,000	16,974
	Sokan New Materials Group Co. Ltd., Class A	4,228	22,076
	Solareast Holdings Co. Ltd., Class A	12,400	17,216
	Songcheng Performance Development Co. Ltd., Class A	43,452	53,342
	Sonoscape Medical Corp., Class A	11,230	44,869
	SooChow Securities Co. Ltd., Class A	59,610	82,123
*	South Manganese Investment Ltd.	393,000	22,871
	Southern Publishing & Media Co. Ltd., Class A	28,700	62,340
	Southwest Securities Co. Ltd., Class A	83,700	55,178
#	So-Young International, Inc., ADR	4,631	13,152
*	SPIC Hydropower Co. Ltd., Class A	12,000	23,055
	Spring Airlines Co. Ltd., Class A	14,300	115,642
#	SSY Group Ltd.	631,719	239,262
	Stanley Agricultural Group Co. Ltd., Class A	36,600	60,158
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	67,500	72,125
	StarPower Semiconductor Ltd., Class A	1,920	30,568

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	State Grid Information & Communication Co. Ltd., Class A	21,800	$60,798
	State Grid Yingda Co. Ltd., Class A	33,900	32,549
	STO Express Co. Ltd., Class A	39,700	73,385
	Sumavision Technologies Co. Ltd., Class A	29,100	25,303
	Sumec Corp. Ltd., Class A	45,900	77,074
	Sun Art Retail Group Ltd.	1,159,500	228,592
	Sun King Technology Group Ltd.	470,000	114,600
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	55,013
	Sungrow Power Supply Co. Ltd., Class A	22,040	478,806
	Suning Universal Co. Ltd., Class A	121,700	40,983
	Sunny Optical Technology Group Co. Ltd.	278,500	2,231,777
	Sunresin New Materials Co. Ltd., Class A	8,480	82,005
	Sunrise Group Co. Ltd., Class A	48,300	45,582
*	Sunshine Lake Pharma Co. Ltd., Class H	39,087	213,697
	Sunstone Development Co. Ltd., Class A	11,200	44,753
	Suntak Technology Co. Ltd., Class A	22,600	48,299
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	54,850
	Sunwoda Electronic Co. Ltd., Class A	7,300	24,622
	Suofeiya Home Collection Co. Ltd., Class A	20,320	43,445
	SUPCON Technology Co. Ltd., Class A	4,509	54,317
	Suzhou Anjie Technology Co. Ltd., Class A	22,700	45,443
		Shares	Value»
CHINA — (Continued)
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	11,800	$131,616
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	77,300	41,512
	Suzhou Good-Ark Electronics Co. Ltd., Class A	16,100	24,836
	Suzhou Maxwell Technologies Co. Ltd., Class A	2,400	107,275
	Suzhou New District Hi-Tech Industrial Co. Ltd., Class A	41,500	41,484
	Suzhou Secote Precision Electronic Co. Ltd., Class A	9,520	69,225
*	Suzhou SLAC Precision Equipment Co. Ltd., Class A	9,300	19,205
	Suzhou Sushi Testing Group Co. Ltd., Class A	18,000	47,391
	Suzhou TFC Optical Communication Co. Ltd., Class A	7,778	276,895
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	54,622
	Suzhou Veichi Electric Co. Ltd., Class A	3,259	44,257
*	SVG Optronics Co. Ltd., Class A	7,800	54,703
	SY Holdings Group Ltd.	135,000	200,042
	Symphony Holdings Ltd.	690,000	126,278
*	SYoung Group Co. Ltd., Class A	10,400	34,184
	Taiji Computer Corp. Ltd., Class A	12,479	43,438
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	28,189
*	Tangrenshen Group Co. Ltd., Class A	58,137	37,348
	TangShan Port Group Co. Ltd., Class A	111,730	68,829
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	80,939

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tangshan Sunfar Silicon Industry Co. Ltd., Class A	8,400	$32,147
	Tansun Technology Co. Ltd., Class A	11,500	28,338
*	Tanwan, Inc.	55,600	127,043
	Tasly Pharmaceutical Group Co. Ltd., Class A	26,800	58,236
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	51,412
	TCL Electronics Holdings Ltd.	443,666	682,055
	TCL Technology Group Corp., Class A	276,460	193,276
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	34,878	47,207
	TDG Holdings Co. Ltd., Class A	28,900	56,339
*††	Tech-Pro, Inc.	1,644,000	0
*	Tellhow Sci-Tech Co. Ltd., Class A	30,800	49,043
	Telling Telecommunication Holding Co. Ltd., Class A	13,900	20,886
	Ten Pao Group Holdings Ltd.	172,000	61,408
	Tencent Holdings Ltd.	611,500	47,000,991
	Tencent Music Entertainment Group, ADR	82,600	1,386,028
	Tencent Music Entertainment Group, Class A	22,900	192,208
	Tenfu Cayman Holdings Co. Ltd.	66,000	25,157
	Three Squirrels, Inc., Class A	10,000	34,333
	Three's Co. Media Group Co. Ltd., Class A	7,606	44,945
	Thunder Software Technology Co. Ltd., Class A	3,200	34,650
	Tian An China Investment Co. Ltd.	209,000	122,626
	Tian Lun Gas Holdings Ltd.	80,000	29,946
	Tiande Chemical Holdings Ltd.	132,000	28,281
		Shares	Value»
CHINA — (Continued)
*	Tianfeng Securities Co. Ltd., Class A	69,700	$41,400
#	Tiangong International Co. Ltd.	692,000	302,303
*	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	8,000	22,700
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	72,772
	Tianjin Development Holdings Ltd.	144,000	49,870
	Tianjin Port Co. Ltd., Class A	101,600	70,610
	Tianjin Port Development Holdings Ltd.	714,000	63,972
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	53,046
	Tianjin TEDA Resources Recycling Group Co. Ltd., Class A	79,200	51,497
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	45,081
*	Tianma Microelectronics Co. Ltd., Class A	52,549	73,359
	Tianneng Battery Group Co. Ltd., Class A	6,417	31,304
	Tianneng Power International Ltd.	396,000	370,578
#*	Tianqi Lithium Corp., Class H	45,800	286,008
	Tianrun Industry Technology Co. Ltd., Class A	44,800	47,680
	Tianshan Aluminum Group Co. Ltd., Class A	94,287	252,850
	Tianshui Huatian Technology Co. Ltd., Class A	36,502	79,453
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	16,531
	Tibet Huayu Mining Co. Ltd., Class A	8,600	41,294
	Tibet Mineral Development Co. Ltd., Class A	8,200	31,508

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	$57,890
#	Time Interconnect Technology Ltd.	229,000	453,126
	Tinergy Chemical Co. Ltd., Class A	69,635	52,398
	Tingyi Cayman Islands Holding Corp.	658,000	997,285
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	48,138
	TK Group Holdings Ltd.	102,000	32,567
	TKD Science & Technology Co. Ltd., Class A	12,800	29,598
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	57,069
	Toly Bread Co. Ltd., Class A	54,000	42,682
	Tomson Group Ltd.	213,599	73,116
	Tongcheng Travel Holdings Ltd.	533,600	1,587,193
	Tongdao Liepin Group	108,200	52,151
*	Tongding Interconnection Information Co. Ltd., Class A	37,400	42,284
	TongFu Microelectronics Co. Ltd., Class A	29,600	222,584
	Tongguan Gold Group Ltd.	426,000	179,795
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	40,246
	Tongkun Group Co. Ltd., Class A	33,200	104,422
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	26,500	52,577
	Tongling Nonferrous Metals Group Co. Ltd., Class A	211,305	247,025
*	Tongwei Co. Ltd., Class A	13,979	36,596
	Tongyu Heavy Industry Co. Ltd., Class A	63,600	27,348
		Shares	Value»
CHINA — (Continued)
	Topchoice Medical Corp., Class A	3,195	$21,146
	Topsec Technologies Group, Inc., Class A	28,700	36,113
Ω	Topsports International Holdings Ltd.	919,000	333,197
	Toread Holdings Group Co. Ltd., Class A	17,300	33,996
#	Towngas Smart Energy Co. Ltd.	324,403	152,276
*	TPV Technology Co. Ltd., Class A	110,500	40,486
*Ω	Transcenta Holding Ltd.	35,000	10,654
	Transfar Zhilian Co. Ltd., Class A	52,400	50,298
	TravelSky Technology Ltd., Class H	377,500	513,416
	Triangle Tyre Co. Ltd., Class A	19,700	43,804
*	Trina Solar Co. Ltd., Class A	11,923	32,197
	Trip.com Group Ltd. (9961 HK)	29,750	1,825,924
	Trip.com Group Ltd. (TCOM US), ADR	34,794	2,135,308
#*	Triumph New Energy Co. Ltd., Class H	76,000	37,163
	Triumph Science & Technology Co. Ltd., Class A	29,900	62,428
*	Truking Technology Ltd., Class A	14,700	23,548
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	39,130
	TSP Wind Power Group Co. Ltd.	18,000	35,499
#*Ω	Tuhu Car, Inc.	66,200	131,952
*††	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	0
	Tuniu Corp., Sponsored ADR	9,058	6,044
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	3,879	46,738
	Unilumin Group Co. Ltd., Class A	36,000	40,554
#	Uni-President China Holdings Ltd.	626,966	635,700
	Unisplendour Corp. Ltd., Class A	21,140	76,056

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	20,027	$97,441
*	UTour Group Co. Ltd., Class A	25,700	30,001
	V V Food & Beverage Co. Ltd., Class A	49,900	27,168
	Valiant Co. Ltd., Class A	31,400	77,221
	Vatti Corp. Ltd., Class A	25,800	23,386
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	7,800	28,967
*	Venustech Group, Inc., Class A	9,600	19,573
	Victory Giant Technology Huizhou Co. Ltd., Class A	7,500	282,982
	Viomi Technology Co. Ltd., ADR	7,883	10,484
	Vipshop Holdings Ltd., ADR	176,517	3,020,206
*	Visionox Technology, Inc., Class A	26,700	33,380
	Visual China Group Co. Ltd., Class A	7,400	27,976
*	Vnet Group, Inc., ADR	50,877	535,735
	Walvax Biotechnology Co. Ltd., Class A	11,400	20,725
*	Wanda Film Holding Co. Ltd., Class A	30,100	51,261
	Wangneng Environment Co. Ltd., Class A	18,508	44,925
	Wangsu Science & Technology Co. Ltd., Class A	20,400	48,505
	Wanguo Gold Group Ltd.	424,000	644,203
	Wanhua Chemical Group Co. Ltd., Class A	50,180	635,399
	Want Want China Holdings Ltd.	1,813,000	1,093,429
	Wanxiang Qianchao Co. Ltd., Class A	27,220	67,318
	Warom Technology, Inc. Co., Class A	11,200	31,544
	Wasion Holdings Ltd.	260,000	794,042
	Wasu Media Holding Co. Ltd., Class A	54,100	67,747
	Weibo Corp. (9898 HK), Class A	9,720	103,790
		Shares	Value»
CHINA — (Continued)
#	Weibo Corp. (WB US), Sponsored ADR	23,884	$252,693
	Weichai Power Co. Ltd., Class H	616,120	2,088,417
	Weifu High-Technology Group Co. Ltd., Class A	11,100	34,138
	Weihai Guangtai Airport Equipment Co. Ltd., Class A	14,500	21,904
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	75,517
#	Weilong Delicious Global Holdings Ltd.	96,800	152,895
#*Ω	Weimob, Inc.	182,000	56,260
#*	WellCell Holdings Co. Ltd.	8,000	12,150
	Wellhope Foods Co. Ltd., Class A	33,300	35,913
	Wencan Group Co. Ltd., Class A	12,000	35,615
	Wens Foodstuff Group Co. Ltd., Class A	111,200	249,575
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	44,427
	Western Mining Co. Ltd., Class A	48,000	241,790
	Western Region Gold Co. Ltd., Class A	7,700	46,502
	Western Securities Co. Ltd., Class A	57,204	65,889
	Western Superconducting Technologies Co. Ltd., Class A	7,196	87,663
	Wharf Holdings Ltd.	417,000	1,348,317
	Willfar Information Technology Co. Ltd., Class A	4,075	24,010
	Windey Energy Technology Group Co. Ltd., Class A	18,310	51,274
*	Wingtech Technology Co. Ltd., Class A	10,000	56,596
	Winner Medical Co. Ltd., Class A	11,800	60,150
	Wolong Electric Group Co. Ltd., Class A	9,960	62,979
*	World Union Group, Inc., Class A	51,000	19,877

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wuhan Dr. Laser Technology Corp. Ltd., Class A	4,220	$53,423
	Wuhan East Lake High Technology Group Co. Ltd., Class A	17,200	27,175
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	30,739
*	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	34,311
*	Wuhan P&S Information Technology Co. Ltd., Class A	16,700	26,592
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	9,800	43,075
	Wuhu Token Science Co. Ltd., Class A	50,978	46,548
	Wuling Motors Holdings Ltd.	280,000	18,584
	WUS Printed Circuit Kunshan Co. Ltd., Class A	18,430	184,335
	Wushang Group Co. Ltd., Class A	23,500	35,805
	Wuxi Autowell Technology Co. Ltd., Class A	9,933	136,001
	Wuxi Best Precision Machinery Co. Ltd., Class A	10,370	36,372
	Wuxi Boton Technology Co. Ltd., Class A	11,900	39,555
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	44,436
	Wuxi DK Electronic Materials Co. Ltd., Class A	4,700	73,045
	Wuxi Longsheng Technology Co. Ltd., Class A	4,900	36,656
	Wuxi NCE Power Co. Ltd., Class A	7,000	46,371
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	40,804
		Shares	Value»
CHINA — (Continued)
	Wuxi Rural Commercial Bank Co. Ltd., Class A	56,100	$47,635
	Wuxi Taiji Industry Ltd. Co., Class A	45,800	73,906
*	WuXi XDC Cayman, Inc.	83,000	666,831
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	37,256
	XCMG Construction Machinery Co. Ltd., Class A	194,900	301,215
	XD, Inc.	76,600	841,218
	XGD, Inc., Class A	9,776	37,429
*Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	464,000	45,613
	Xiamen Amoytop Biotech Co. Ltd., Class A	4,910	53,716
	Xiamen Bank Co. Ltd., Class A	80,900	81,516
	Xiamen C & D, Inc., Class A	34,200	46,948
	Xiamen Changelight Co. Ltd., Class A	14,400	78,306
	Xiamen Faratronic Co. Ltd., Class A	4,500	70,362
*	Xiamen Hongxin Electronics Technology Group, Inc., Class A	4,800	21,429
	Xiamen International Airport Co. Ltd., Class A	8,094	21,392
	Xiamen Intretech, Inc., Class A	7,300	21,052
	Xiamen ITG Group Corp. Ltd., Class A	47,400	47,688
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	51,355
	Xiamen Kingdomway Group Co., Class A	22,700	62,144
	Xiamen Port Development Co. Ltd., Class A	22,700	41,256
	Xiamen Tungsten Co. Ltd., Class A	20,878	167,752
	Xiamen Xiangyu Co. Ltd., Class A	70,700	86,496
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	44,297

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Xi'an Manareco New Materials Co. Ltd., Class A	4,830	$35,156
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	28,848
	Xi'an Triangle Defense Co. Ltd., Class A	12,200	66,914
	Xiandai Investment Co. Ltd., Class A	36,400	22,418
*	Xiangcai Co. Ltd., Class A	20,100	31,757
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	30,863
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	18,800	37,884
*Ω	Xiaomi Corp., Class B	1,441,800	6,526,407
	Xinfengming Group Co. Ltd., Class A	44,200	132,702
	Xingfa Aluminium Holdings Ltd.	49,000	47,691
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	159,000	222,707
	Xinhuanet Co. Ltd., Class A	14,820	53,332
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	61,985
	Xinjiang Joinworld Co. Ltd., Class A	28,500	37,107
*	Xinjiang Xintai Natural Gas Co. Ltd., Class A	10,600	46,719
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	69,991
*	Xinjiang Zhongtai Chemical Co. Ltd., Class A	63,300	63,862
	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	70,968
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	63,040
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	77,699	56,494
#	Xinyi Energy Holdings Ltd.	1,226,194	189,850
		Shares	Value»
CHINA — (Continued)
#	Xinyi Solar Holdings Ltd.	2,327,095	$1,005,867
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	45,640
*	Xinzhi Group Co. Ltd., Class A	12,600	46,693
	Xizang Zhufeng Resources Co. Ltd., Class A	23,300	62,714
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	39,207
*	XPeng, Inc., Class A	87,100	784,039
	Xtep International Holdings Ltd.	782,608	514,370
	Xuji Electric Co. Ltd., Class A	14,300	61,440
*	Xunlei Ltd., ADR	27,744	170,626
#*	XXF Group Holdings Ltd.	10,000	14,555
Ω	Yadea Group Holdings Ltd.	503,856	711,904
	Yangling Metron New Material, Inc., Class A	22,540	54,971
Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	716,989
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	6,800	84,752
	Yankershop Food Co. Ltd., Class A	4,760	46,649
	Yantai China Pet Foods Co. Ltd., Class A	5,300	37,931
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	27,143
	Yantai Eddie Precision Machinery Co. Ltd., Class A	10,420	33,210
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	226,183
	YanTai Shuangta Food Co. Ltd., Class A	29,400	22,058
*	Yatsen Holding Ltd., ADR	20,551	87,547
	YD Electronic Technology Co. Ltd., Class A	4,600	41,878
#*	Yeahka Ltd.	54,400	55,728

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Yealink Network Technology Corp. Ltd., Class A	15,179	$83,787
*	Yechiu Metal Recycling China Ltd., Class A	47,600	31,382
	Yeebo International Holdings Ltd.	62,000	29,506
	YGSOFT, Inc., Class A	49,236	45,667
*	Yibin Tianyuan Group Co. Ltd., Class A	46,360	40,361
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	78,488
#	Yihai International Holding Ltd.	211,000	397,582
	Yinbang Clad Material Co. Ltd., Class A	11,300	24,219
	Yindu Kitchen Equipment Co. Ltd., Class A	18,035	41,869
	Yip's Chemical Holdings Ltd.	66,000	16,337
	Yiren Digital Ltd., Sponsored ADR	42,115	167,197
Ω	Yixin Group Ltd.	730,500	265,076
	Yixintang Pharmaceutical Group Co. Ltd., Class A	19,100	38,637
	Yizumi Holdings Co. Ltd., Class A	15,900	59,153
	Yonfer Agricultural Technology Co. Ltd., Class A	42,000	105,778
*	Yonghui Superstores Co. Ltd., Class A	32,200	20,407
	Yongjin Technology Group Co. Ltd.	13,700	37,907
	YongXing Special Materials Technology Co. Ltd., Class A	6,399	45,892
	Yotrio Group Co. Ltd., Class A	68,400	37,265
*	Youcare Pharmaceutical Group Co. Ltd., Class A	6,828	23,820
#*	Youdao, Inc., ADR	7,159	74,454
	Youngor Fashion Co. Ltd., Class A	41,200	43,592
	Youngy Co. Ltd., Class A	4,900	38,288
		Shares	Value»
CHINA — (Continued)
	YTO Express Group Co. Ltd., Class A	58,500	$142,059
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	24,756	37,408
	Yuexiu Property Co. Ltd.	573,058	333,853
	Yuexiu Services Group Ltd.	185,000	57,306
	Yuexiu Transport Infrastructure Ltd.	172,752	104,576
	Yueyang Forest & Paper Co. Ltd., Class A	49,700	41,005
	Yueyang Xingchang Petro-Chemical Co. Ltd., Class A	10,500	25,825
	Yum China Holdings, Inc. (9987 HK)	64,100	3,187,218
	Yum China Holdings, Inc. (YUMC US)	48,804	2,411,894
	YUNDA Holding Group Co. Ltd., Class A	65,792	64,942
	Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	63,700	89,033
	Yunnan Copper Co. Ltd., Class A	47,700	178,855
	Yunnan Energy Investment Co. Ltd., Class A	24,500	41,410
*	Yunnan Energy New Material Group Co. Ltd., Class A	8,552	62,748
	Yunnan Nantian Electronics Information Co. Ltd., Class A	12,600	30,573
	Yunnan Tin Co. Ltd., Class A	38,200	214,438
	Yusys Technologies Co. Ltd., Class A	8,300	26,881
	Yutong Bus Co. Ltd., Class A	52,400	233,190
	Yutong Heavy Industries Co. Ltd., Class A	14,300	25,438
*	Z Fin Ltd.	30,720	16,169
*	Zai Lab Ltd. 9688 HK	191,800	318,868
#*	Zai Lab Ltd. ZLAB US, ADR	12,088	200,661
*	Zall Smart Commerce Group Ltd.	734,000	9,745

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zangge Mining Co. Ltd., Class A	3,500	$43,442
	Zanyu Technology Group Co. Ltd., Class A	24,900	51,500
#	ZCZL Industrial Technology Group Co. Ltd., Class H	143,600	404,640
	Zengame Technology Holding Ltd.	136,000	41,744
*	Zepp Health Corp., ADR	1,341	24,165
	Zhangjiagang Guangda Special Material Co. Ltd., Class A	9,996	32,329
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,800	87,701
	Zhaojin Mining Industry Co. Ltd., Class H	465,500	2,047,352
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	12,200	25,631
	Zhefu Holding Group Co. Ltd., Class A	105,100	73,492
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	55,315
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	29,611
*	Zhejiang Century Huatong Group Co. Ltd., Class A	38,900	110,464
	Zhejiang Cfmoto Power Co. Ltd., Class A	2,300	83,308
	Zhejiang Changsheng Sliding Bearings Co. Ltd., Class A	3,200	36,885
	Zhejiang China Commodities City Group Co. Ltd., Class A	37,700	87,170
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	154,350
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	60,214
		Shares	Value»
CHINA — (Continued)
	Zhejiang Crystal-Optech Co. Ltd., Class A	17,500	$60,004
	Zhejiang Dafeng Industry Co. Ltd., Class A	10,900	22,678
	Zhejiang Dahua Technology Co. Ltd., Class A	30,700	83,689
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	40,412
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	63,510
*	Zhejiang Dun'An Artificial Environment Co. Ltd., Class A	31,600	57,335
	Zhejiang Expressway Co. Ltd., Class H	553,399	522,244
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	66,239
	Zhejiang Gongdong Medical Technology Co. Ltd., Class A	7,280	19,806
*	Zhejiang Great Southeast Co. Ltd., Class A	43,600	21,809
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	27,000	27,750
	Zhejiang Hailiang Co. Ltd., Class A	29,100	60,977
	Zhejiang Hailide New Material Co. Ltd., Class A	45,600	48,524
	Zhejiang HangKe Technology, Inc. Co., Class A	3,876	16,834
	Zhejiang Hangmin Co. Ltd., Class A	40,400	44,330
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	30,700	27,948
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	43,181
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	24,810	56,146

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang Huakang Pharmaceutical Co. Ltd., Class A	14,600	$34,028
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	61,781
*	Zhejiang Huatong Meat Products Co. Ltd., Class A	28,900	41,672
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	282,746
	Zhejiang International Group Co. Ltd., Class A	10,600	19,062
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	107,401
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	8,300	44,428
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	5,800	31,808
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	37,639
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	11,900	76,362
	Zhejiang Jingu Co. Ltd., Class A	27,600	47,609
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	27,120	66,196
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	98,158
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	16,400	43,032
	Zhejiang Jolly Pharmaceutical Co. Ltd., Class A	20,500	50,307
	Zhejiang Juhua Co. Ltd., Class A	29,500	166,981
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	55,458
	Zhejiang Longsheng Group Co. Ltd., Class A	39,900	87,406
		Shares	Value»
CHINA — (Continued)
	Zhejiang Medicine Co. Ltd., Class A	30,400	$65,320
*	Zhejiang Narada Power Source Co. Ltd., Class A	14,200	30,557
	Zhejiang NHU Co. Ltd., Class A	55,176	221,379
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	6,090	21,470
	Zhejiang Orient Holdings Group Co. Ltd., Class A	41,140	38,266
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	17,500	39,427
	Zhejiang Runtu Co. Ltd., Class A	45,300	81,969
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	87,549
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	5,500	54,738
	Zhejiang Semir Garment Co. Ltd., Class A	92,000	73,386
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	63,800	50,043
#	Zhejiang Shibao Co. Ltd., Class H	38,000	27,097
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	19,748
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	5,200	31,061
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	16,856	60,032
	Zhejiang Southeast Space Frame Co. Ltd., Class A	25,600	22,109
	Zhejiang Sunoren Solar Technology Co. Ltd.	17,400	24,889
*	Zhejiang Sunriver Culture Tourism Co. Ltd., Class A	35,000	33,378
	Zhejiang Supor Co. Ltd., Class A	6,400	39,775

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»
CHINA — (Continued)
Zhejiang Taihua New Material Group Co. Ltd., Class A	45,500	$60,714
Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	8,720	32,662
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	16,500	36,473
Zhejiang Wanliyang Co. Ltd., Class A	39,600	56,474
Zhejiang Wanma Co. Ltd., Class A	22,800	54,617
Zhejiang Wansheng Co. Ltd., Class A	21,800	38,074
Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	139,808
Zhejiang Weixing Industrial Development Co. Ltd., Class A	43,900	66,017
Zhejiang Weixing New Building Materials Co. Ltd., Class A	32,400	58,061
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	9,600	39,386
Zhejiang XCC Group Co. Ltd., Class A	2,400	26,125
Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	27,740	51,493
Zhejiang Xinao Textiles, Inc., Class A	21,700	28,899
Zhejiang Xinhua Chemical Co. Ltd., Class A	5,600	23,232
Zhejiang Yasha Decoration Co. Ltd., Class A	35,500	21,486
Zhejiang Yinlun Machinery Co. Ltd., Class A	15,000	79,417
Zhejiang Yonggui Electric Equipment Co. Ltd., Class A	8,100	20,645
Zhejiang Yonghe Refrigerant Co. Ltd., Class A	14,700	60,412
		Shares	Value»
CHINA — (Continued)
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,840	$28,922
	Zhende Medical Co. Ltd., Class A	8,000	79,189
*	Zhengzhou Coal Industry & Electric Power Co. Ltd., Class A	39,700	25,915
	Zhengzhou GL Tech Co. Ltd., Class A	10,900	35,619
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	65,200	49,976
	Zheshang Securities Co. Ltd., Class A	32,100	49,421
	Zhewen Interactive Group Co. Ltd., Class A	22,400	42,072
#*	Zhihu, Inc.	18,100	22,686
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	321,200	684,650
	Zhongji Innolight Co. Ltd., Class A	11,480	1,066,081
	Zhongjin Gold Corp. Ltd., Class A	65,000	328,684
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	21,300	106,495
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	45,800	69,818
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	56,897
	Zhongsheng Group Holdings Ltd.	303,500	452,152
	Zhongtai Securities Co. Ltd., Class A	74,200	68,236
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Holding Co. Ltd., Class A	15,400	25,617
	ZhongYeDa Electric Co. Ltd., Class A	15,900	22,339
	Zhongyin Babi Food Co. Ltd., Class A	4,400	19,841
#	Zhongyu Energy Holdings Ltd.	192,455	70,226

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Zhongyuan Bank Co. Ltd., Class H	386,000	$16,321
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	24,807
Ω	Zhou Hei Ya International Holdings Co. Ltd.	390,500	81,989
	Zhuhai Enpower Electric Co. Ltd., Class A	5,300	19,092
	Zhuhai Huafa Properties Co. Ltd., Class A	67,565	41,426
	Zhuhai Port Co. Ltd., Class A	27,500	21,719
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	120,650	659,683
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	7,700	55,277
	Zhuzhou Huarui Precision Cutting Tools Co. Ltd., Class A	1,419	20,094
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	63,661
*	Zhuzhou Smelter Group Co. Ltd., Class A	38,600	124,465
	Zhuzhou Times New Material Technology Co. Ltd., Class A	36,600	76,938
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	80,700	68,479
	ZJAMP Group Co. Ltd., Class A	32,900	51,748
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	46,489
	Zkteco Co. Ltd., Class A	6,960	38,164
#*	Zonqing Environmental Ltd.	24,000	4,102
#	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	390,600	438,199
	ZTO Express Cayman, Inc. (2057 HK)	96,500	2,130,733
	ZTO Express Cayman, Inc. (ZTO US), ADR	37,307	818,143
		Shares	Value»
CHINA — (Continued)
	ZWSOFT Co. Ltd. Guangzhou, Class A	2,037	$20,264
Ω	Zylox-Tonbridge Medical Technology Co. Ltd., Class H	27,500	86,911
TOTAL CHINA			522,900,032
COLOMBIA — (0.2%)
	Almacenes Exito SA	44,340	61,169
	Bolsa de Valores de Colombia	3,425	15,657
	Celsia SA	50,950	72,493
*	Corp. Financiera Colombiana SA	67,471	368,663
	Grupo Cibest SA CIB US, ADR	10,886	888,842
	Grupo Cibest SA CIBEST CB	28,040	633,327
	Grupo de Inversiones Suramericana SA	6,941	117,345
	Grupo Energia Bogota SA ESP	105,732	93,666
	Interconexion Electrica SA ESP	21,816	178,806
	Mineros SA	75,622	392,338
	Organizacion Terpel SA	17,881	95,961
	Promigas SA ESP	20,453	38,063
TOTAL COLOMBIA			2,956,330
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,284	744,374
Ω	Moneta Money Bank AS	67,734	679,802
TOTAL CZECH REPUBLIC			1,424,176
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	240,878	638,026
	EFG Holding SAE (EFGD LI), GDR	2,386	2,386
	EFG Holding SAE (EFGZF US), GDR	12,944	12,944
TOTAL EGYPT			653,356
GREECE — (0.6%)
	Aegean Airlines SA	11,758	208,300
*	Aktor SA Holding Co. Technical & Energy Projects	10,491	134,972
	Alpha Bank SA	374,396	1,792,217

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GREECE — (Continued)
	Athens International Airport SA	11,395	$152,908
	Athens Water Supply & Sewage Co. SA	9,002	76,877
	Autohellas Tourist & Trading SA	8,695	133,950
	Avax SA	16,792	66,929
	Bank of Greece	8,010	163,333
	Cenergy Holdings SA	3,180	73,053
	Ellaktor SA	32,777	53,534
#	ElvalHalcor SA	20,995	115,087
	Eurobank SA, Class A	315,815	1,543,380
	Fourlis Holdings SA	15,692	81,912
	GEK Terna SA	18,066	711,108
	Hellenic Telecommunications Organization SA	12,628	236,843
	Helleniq Energy Holdings SA	36,855	396,643
#	Ideal Holdings SA	7,920	58,197
#	Intracom Holdings SA	22,109	92,323
	Jumbo SA	16,902	501,159
	Kri-Kri Milk Industry SA	1,661	42,756
*	LAMDA Development SA	16,185	135,891
*	Metlen Energy & Metals PLC	19,928	1,085,036
	Motor Oil Hellas Corinth Refineries SA	25,497	1,026,585
	National Bank of Greece SA	59,082	1,043,072
	Optima bank SA	52,644	540,303
	Piraeus Bank SA	106,396	1,073,251
	Piraeus Port Authority SA	3,226	152,328
	Profile Systems & Software SA	1,903	17,612
	Quest Holdings SA	9,331	77,884
	Sarantis SA	8,208	132,006
	Thrace Plastics Holding & Co.	7,009	35,163
TOTAL GREECE			11,954,612
HONG KONG — (0.0%)
	Truly International Holdings Ltd.	931,140	122,311
HUNGARY — (0.3%)
*	4iG Nyrt	18,019	221,167
	ANY Security Printing Co.	2,273	54,138
	Magyar Telekom Telecommunications PLC	110,674	686,566
		Shares	Value»
HUNGARY — (Continued)
#*	MASTERPLAST Nyrt	1,200	$10,041
	MOL Hungarian Oil & Gas PLC	69,746	851,804
	Opus Global Nyrt	61,769	105,497
	OTP Bank Nyrt	33,022	4,155,223
TOTAL HUNGARY			6,084,436
INDIA — (13.4%)
	360 ONE WAM Ltd.	25,876	317,738
	3M India Ltd.	550	204,913
	63 Moons Technologies Ltd.	11,990	84,316
	Aarti Industries Ltd.	40,043	162,051
	Aarti Pharmalabs Ltd.	14,254	117,792
*	Aavas Financiers Ltd.	17,011	268,444
	ABB India Ltd.	5,131	310,621
	Accelya Solutions India Ltd.	1,695	23,813
	Action Construction Equipment Ltd.	15,624	144,594
	Acutaas Chemicals Ltd.	5,329	110,802
*	Adani Energy Solutions Ltd.	47,122	458,641
*	Adani Green Energy Ltd.	18,334	169,893
	Adani Total Gas Ltd.	26,586	153,015
	ADF Foods Ltd.	14,496	27,852
*	Aditya Birla Capital Ltd.	137,298	509,131
*	Aditya Birla Fashion & Retail Ltd.	88,098	63,599
*	Aditya Birla Lifestyle Brands Ltd.	88,098	100,792
	Aditya Birla Sun Life Asset Management Co. Ltd.	4,034	33,547
	Advanced Enzyme Technologies Ltd.	16,547	53,598
	Advent Hotels International Pvt Ltd.	6,449	13,916
	Aegis Logistics Ltd.	42,751	335,024
	Aeroflex Industries Ltd.	11,464	22,193
	AGI Greenpac Ltd.	11,688	79,509
	Ahluwalia Contracts India Ltd.	8,799	81,898
	AIA Engineering Ltd.	11,010	479,353
	Ajanta Pharma Ltd.	17,052	513,503
	Ajmera Realty & Infra India Ltd.	33,835	55,615
	Akzo Nobel India Ltd.	3,917	119,331
	Alembic Ltd.	38,303	38,543
	Alembic Pharmaceuticals Ltd.	26,863	229,462

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Alkyl Amines Chemicals	4,362	$74,432
	Allcargo Global Ltd.	119,419	30,209
*	Allcargo Logistics Ltd.	220,660	24,915
	Amara Raja Energy & Mobility Ltd.	46,962	428,447
*	Amber Enterprises India Ltd.	5,867	366,197
	Amrutanjan Health Care Ltd.	2,676	17,081
	Anant Raj Ltd.	34,148	188,698
	Andhra Sugars Ltd.	25,805	19,737
	Angel One Ltd.	23,320	639,229
*Ω	Antony Waste Handling Cell Ltd.	4,805	29,148
	Anup Engineering Ltd.	2,718	52,488
	Anupam Rasayan India Ltd.	4,218	57,187
	Apar Industries Ltd.	7,040	614,118
	Apcotex Industries Ltd.	5,022	20,321
	APL Apollo Tubes Ltd.	36,986	822,210
	Apollo Tyres Ltd.	188,426	1,008,862
	Aptus Value Housing Finance India Ltd.	103,535	311,252
*	Arman Financial Services Ltd.	1,579	27,878
	Arvind Fashions Ltd.	29,874	152,613
	Arvind Ltd.	108,271	370,101
	Arvind SmartSpaces Ltd.	3,774	21,842
	Ashapura Minechem Ltd.	18,476	135,296
	Ashiana Housing Ltd.	11,519	36,850
	Ashok Leyland Ltd.	1,102,600	2,371,452
*	Ashoka Buildcon Ltd.	95,706	156,261
*	Asian Granito India Ltd.	41,106	30,903
	Asian Paints Ltd.	26,873	710,406
	Astral Ltd.	10,222	163,312
	AstraZeneca Pharma India Ltd.	1,166	108,286
	Atul Ltd.	4,562	309,502
Ω	AU Small Finance Bank Ltd.	51,739	552,075
	AurionPro Solutions Ltd.	9,272	91,788
	Automotive Axles Ltd.	1,422	28,921
*Ω	Avalon Technologies Ltd.	3,316	31,017
	Avantel Ltd.	15,640	26,264
	Avanti Feeds Ltd.	16,476	143,322
*Ω	Avenue Supermarts Ltd.	7,352	295,670
		Shares	Value»
INDIA — (Continued)
*	AWL Agri Business Ltd.	83,077	$193,399
	Axis Bank Ltd. (AXSB IN)	443,751	6,603,562
*	AXISCADES Technologies Ltd.	4,408	59,309
	Bajaj Auto Ltd.	8,745	912,010
*	Bajaj Consumer Care Ltd.	16,775	61,985
	Bajaj Finance Ltd.	397,193	4,022,864
	Bajaj Finserv Ltd.	46,303	984,533
	Bajaj Holdings & Investment Ltd.	4,816	565,186
	Balaji Amines Ltd.	2,405	29,183
	Balkrishna Industries Ltd.	20,605	516,805
	Balmer Lawrie & Co. Ltd.	19,648	36,792
	Balrampur Chini Mills Ltd.	58,543	266,555
	Balu Forge Industries Ltd.	4,878	22,503
	Banco Products India Ltd.	39,738	257,113
Ω	Bandhan Bank Ltd.	271,783	457,122
	Bank of Baroda	181,125	591,438
	Bank of India	146,663	261,867
	Bank of Maharashtra	297,267	211,927
	Bannari Amman Sugars Ltd.	1,410	55,095
	BASF India Ltd.	3,875	153,471
	Bata India Ltd.	15,581	145,786
	BEML Ltd.	9,058	177,116
	Berger Paints India Ltd.	46,058	232,089
*	BF Utilities Ltd.	5,676	32,238
	Bhagiradha Chemicals & Industries Ltd.	9,947	23,145
	Bhansali Engineering Polymers Ltd.	46,651	42,128
	Bharat Bijlee Ltd.	2,346	71,704
	Bharat Petroleum Corp. Ltd.	210,876	836,028
	Bharat Rasayan Ltd.	1,360	27,616
	Bharti Airtel Ltd.	361,249	7,748,085
	BirlaNu Ltd.	1,670	28,638
	Birlasoft Ltd.	51,477	233,682
	Black Box Ltd.	15,673	86,993
	BLS International Services Ltd.	14,672	41,282
	Blue Dart Express Ltd.	1,527	91,663
	Blue Star Ltd.	27,097	538,690
	Bombay Burmah Trading Co.	10,149	190,216

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Bombay Dyeing & Manufacturing Co. Ltd.	32,017	$40,099
*	Borosil Ltd.	15,289	41,786
*	Borosil Renewables Ltd.	12,458	66,893
	Bosch Ltd.	467	185,486
	Brigade Enterprises Ltd.	36,842	302,761
*	Brightcom Group Ltd.	497,552	50,015
	Britannia Industries Ltd.	20,607	1,311,784
	BSE Ltd.	46,218	1,395,102
*	Camlin Fine Sciences Ltd.	28,509	45,193
	Campus Activewear Ltd.	24,811	68,151
	Can Fin Homes Ltd.	51,290	525,142
	Canara Bank	461,269	739,482
	Cantabil Retail India Ltd.	4,993	15,981
*	Capacit'e Infraprojects Ltd.	19,654	47,499
	Capital Small Finance Bank Ltd.	8,638	24,108
	Carborundum Universal Ltd.	32,120	275,247
	Care Ratings Ltd.	6,938	121,277
*	Cartrade Tech Ltd.	14,105	405,393
	Carysil Ltd.	3,723	31,989
	Castrol India Ltd.	103,650	207,481
	CCL Products India Ltd.	36,971	389,966
	CE Info Systems Ltd.	3,463	49,762
	Ceat Ltd.	12,317	503,174
	Cello World Ltd.	4,589	24,924
	Cemindia Projects Ltd.	81,758	566,915
	Central Depository Services India Ltd.	36,308	521,427
	Centum Electronics Ltd.	1,210	30,635
	Century Enka Ltd.	5,604	26,401
	Century Plyboards India Ltd.	23,303	203,808
	Cera Sanitaryware Ltd.	1,693	92,163
	CG Power & Industrial Solutions Ltd.	105,702	675,330
	Chalet Hotels Ltd.	22,974	217,351
	Chambal Fertilisers & Chemicals Ltd.	104,020	502,003
*	Chemplast Sanmar Ltd.	14,866	41,583
	Chennai Petroleum Corp. Ltd.	12,198	114,852
		Shares	Value»
INDIA — (Continued)
*	Choice International Ltd.	15,010	$124,669
	Cholamandalam Financial Holdings Ltd.	41,710	750,587
	Cholamandalam Investment & Finance Co. Ltd.	81,658	1,447,666
	CIE Automotive India Ltd.	64,286	293,685
*	Cigniti Technologies Ltd.	2,829	49,708
	City Union Bank Ltd.	133,340	435,262
	Clean Science & Technology Ltd.	11,779	110,610
	CMS Info Systems Ltd.	61,791	212,398
	Coforge Ltd.	44,945	808,579
	Colgate-Palmolive India Ltd.	21,892	501,903
	Computer Age Management Services Ltd.	68,625	519,427
	Concord Biotech Ltd.	4,400	55,907
	Container Corp. of India Ltd.	36,688	200,801
	Coromandel International Ltd.	36,703	897,052
	Cosmo First Ltd.	5,699	37,006
	Craftsman Automation Ltd.	4,715	375,602
*	CreditAccess Grameen Ltd.	28,447	406,844
	CRISIL Ltd.	5,301	268,912
	Crompton Greaves Consumer Electricals Ltd.	204,411	493,417
*	CSB Bank Ltd.	25,878	122,500
	Cummins India Ltd.	18,773	835,522
	Cyient Ltd.	27,536	337,100
*Ω	D.P. Abhushan Ltd.	1,724	23,827
	Dabur India Ltd.	78,020	429,861
*	Dalmia Bharat Refractories Ltd.	192	0
	Datamatics Global Services Ltd.	6,005	45,886
	DB Corp. Ltd.	34,540	89,864
	DCB Bank Ltd.	94,744	206,360
	DCM Shriram Fine Chemicals Ltd.	11,158	7,348
	DCM Shriram Industries Ltd.	11,158	4,600
	DCM Shriram International Ltd.	11,158	7,348
	DCM Shriram Ltd.	12,202	156,810
	Deep Industries Ltd.	4,293	17,346

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	$387,547
	Deepak Nitrite Ltd.	17,853	319,879
*	Delhivery Ltd.	132,193	613,033
*	Devyani International Ltd.	57,654	73,114
*	Dhanlaxmi Bank Ltd.	144,571	38,047
	Dhanuka Agritech Ltd.	7,284	88,683
*	Digitide Solutions Ltd.	28,544	35,635
Ω	Dilip Buildcon Ltd.	16,537	82,103
*	Dish TV India Ltd.	248,974	9,431
*	Dishman Carbogen Amcis Ltd.	29,525	69,750
	Divi's Laboratories Ltd.	9,338	612,607
	Dixon Technologies India Ltd.	9,310	1,057,567
	DLF Ltd.	53,430	369,521
	Dodla Dairy Ltd.	6,768	88,197
	Dollar Industries Ltd.	4,718	16,195
Ω	Dr. Lal PathLabs Ltd.	20,824	317,030
*	Dredging Corp. of India Ltd.	1,423	17,291
	Dynacons Systems & Solutions Ltd.	1,573	15,717
	eClerx Services Ltd.	11,837	600,373
	Edelweiss Financial Services Ltd.	272,403	316,650
	Eicher Motors Ltd.	20,039	1,554,571
*	EID Parry India Ltd.	50,617	507,561
	EIH Associated Hotels	10,998	39,685
	Eimco Elecon India Ltd.	571	10,914
	Elecon Engineering Co. Ltd.	25,763	114,124
*	Electronics Mart India Ltd.	9,644	9,592
	Elgi Equipments Ltd.	50,864	239,875
	Emami Ltd.	78,961	415,853
*	Embassy Developments Ltd.	258,899	186,779
	Emcure Pharmaceuticals Ltd.	1,332	21,244
Ω	Endurance Technologies Ltd.	10,957	289,068
	Engineers India Ltd.	89,990	169,583
	EPL Ltd.	65,458	137,226
*Ω	Equitas Small Finance Bank Ltd.	200,341	153,040
Ω	Eris Lifesciences Ltd.	16,152	243,355
	ESAB India Ltd.	1,997	120,838
	Escorts Kubota Ltd.	5,763	211,189
*	Eternal Ltd.	86,475	257,667
*	Eureka Forbes Ltd.	16,590	98,756
		Shares	Value»
INDIA — (Continued)
	Eveready Industries India Ltd.	7,960	$28,941
	Excel Industries Ltd.	864	8,788
	Exide Industries Ltd.	137,516	482,155
*	FDC Ltd.	24,242	97,624
	Federal Bank Ltd.	476,979	1,493,230
	FIEM Industries Ltd.	5,054	119,044
	Filatex India Ltd.	60,404	30,116
	Fine Organic Industries Ltd.	2,787	128,352
	Fineotex Chemical Ltd.	113,140	27,437
*	Fino Payments Bank Ltd.	6,095	14,399
	Finolex Cables Ltd.	22,510	177,716
	Finolex Industries Ltd.	82,761	159,616
	Firstsource Solutions Ltd.	143,548	498,944
	Force Motors Ltd.	2,387	495,671
*	FSN E-Commerce Ventures Ltd.	167,455	431,036
*	Fusion Finance Ltd.	27,471	54,691
	G R Infraprojects Ltd.	3,762	40,021
	Gabriel India Ltd.	40,888	415,241
	GAIL India Ltd. (GAIL IN)	401,139	729,690
	Galaxy Surfactants Ltd.	3,504	69,159
	Ganesh Housing Ltd.	7,860	63,102
	Ganesha Ecosphere Ltd.	4,744	34,877
	Garware Hi-Tech Films Ltd.	2,001	65,785
	Garware Technical Fibres Ltd.	19,935	141,966
	Gateway Distriparks Ltd.	106,776	67,981
	GE Vernova T&D India Ltd.	19,991	701,505
*	Genesys International Corp. Ltd.	5,899	20,007
	Genus Power Infrastructures Ltd.	20,084	61,908
	Geojit Financial Services Ltd.	65,181	48,217
	GHCL Ltd.	6,669	38,652
	GHCL Textiles Ltd.	44,127	36,387
	GIC Housing Finance Ltd.	19,511	34,454
	Gillette India Ltd.	2,210	211,003
	GlaxoSmithKline Pharmaceuticals Ltd.	12,096	315,657
	GMM Pfaudler Ltd.	10,751	114,370
*	GMR Airports Ltd.	381,859	390,518
*	Go Fashion India Ltd.	8,009	33,883

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Godawari Power & Ispat Ltd.	83,719	$226,139
Ω	Godrej Agrovet Ltd.	13,078	75,984
*	Godrej Properties Ltd.	15,124	259,500
*	Gokaldas Exports Ltd.	13,092	79,010
*	Gokul Agro Resources Ltd.	21,698	38,131
	Goldiam International Ltd.	15,377	51,813
	Goodluck India Ltd.	2,454	29,829
	Granules India Ltd.	63,408	394,966
	Graphite India Ltd.	24,955	165,718
	Grauer & Weil India Ltd.	8,318	6,466
	Gravita India Ltd.	1,411	24,755
	Great Eastern Shipping Co. Ltd.	61,452	801,661
	Greaves Cotton Ltd.	39,297	69,691
	Greenlam Industries Ltd.	26,310	68,988
	Greenpanel Industries Ltd.	19,079	45,579
	Greenply Industries Ltd.	26,592	65,041
	Grindwell Norton Ltd.	11,681	193,827
	Gufic Biosciences Ltd.	2,910	9,769
	Gujarat Alkalies & Chemicals Ltd.	9,783	48,644
	Gujarat Ambuja Exports Ltd.	51,294	77,663
	Gujarat Fluorochemicals Ltd.	3,595	119,460
	Gujarat Gas Ltd.	25,156	116,308
	Gujarat Pipavav Port Ltd.	87,215	158,376
	Gujarat State Fertilizers & Chemicals Ltd.	86,135	172,916
	Gujarat State Petronet Ltd.	198,246	652,708
	Gulf Oil Lubricants India Ltd.	7,667	90,932
	Happiest Minds Technologies Ltd.	18,106	81,646
	Hariom Pipe Industries Ltd.	2,177	9,783
Ω	Harsha Engineers Ltd.	5,187	21,044
*	Hathway Cable & Datacom Ltd.	233,385	26,099
	Hatsun Agro Product Ltd.	20,166	192,697
	Havells India Ltd.	29,204	407,622
	HBL Engineering Ltd.	50,188	427,898
		Shares	Value»
INDIA — (Continued)
	HCL Technologies Ltd.	197,103	$3,628,052
Ω	HDFC Asset Management Co. Ltd.	40,180	1,097,213
	HDFC Bank Ltd.	1,082,492	10,942,425
Ω	HDFC Life Insurance Co. Ltd.	36,331	288,371
	HEG Ltd.	35,055	206,264
	Heritage Foods Ltd.	16,533	64,458
	Hero MotoCorp Ltd. (HMCL IN)	31,863	1,917,792
	HFCL Ltd.	262,881	193,973
	HG Infra Engineering Ltd.	9,211	64,704
	Hikal Ltd.	17,123	35,964
	Himadri Speciality Chemical Ltd.	62,482	312,904
	Himatsingka Seide Ltd.	28,946	32,500
*	Hinduja Global Solutions Ltd.	3,017	13,780
*	Hindustan Construction Co. Ltd.	359,038	78,107
	Hindustan Copper Ltd.	60,962	445,901
*	Hindustan Foods Ltd.	9,700	49,147
	Hindustan Unilever Ltd.	64,353	1,655,837
*	Hindware Home Innovation Ltd.	10,616	26,033
	Hitachi Energy India Ltd.	1,873	384,292
	HI-Tech Pipes Ltd.	23,574	19,033
Ω	Home First Finance Co. India Ltd.	24,593	315,362
	Honda India Power Products Ltd.	1,269	28,030
	HPL Electric & Power Ltd.	4,627	16,722
*	Hubtown Ltd.	13,811	31,517
	Huhtamaki India Ltd.	11,366	22,650
	ICICI Bank Ltd. (IBN US), Sponsored ADR	231,719	6,787,064
	ICICI Bank Ltd. (ICICIBC IN)	512,856	7,572,009
Ω	ICICI Lombard General Insurance Co. Ltd.	15,826	311,448
Ω	ICICI Prudential Life Insurance Co. Ltd.	25,817	177,870
	ICRA Ltd.	254	17,470
*	ideaForge Technology Ltd.	4,022	20,284
	IDFC First Bank Ltd.	949,822	863,362

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	IFB Industries Ltd.	2,707	$32,746
*	IFCI Ltd.	223,108	133,524
	IFGL Refractories Ltd.	1,946	3,912
	IIFL Capital Services Ltd.	90,784	328,457
	IIFL Finance Ltd.	119,531	685,882
*	Imagicaaworld Entertainment Ltd.	27,765	15,416
	India Nippon Electricals Ltd.	1,257	9,632
	India Power Corp. Ltd.	152,487	14,405
*	Indiabulls Ltd.	310,131	35,774
Ω	IndiaMart InterMesh Ltd.	7,524	180,131
	Indian Bank	55,050	546,400
Ω	Indian Energy Exchange Ltd.	121,588	167,664
	Indian Hotels Co. Ltd.	76,736	562,046
	Indian Hume Pipe Co. Ltd.	3,798	15,717
	Indian Oil Corp. Ltd.	285,313	505,329
	Indian Railway Catering & Tourism Corp. Ltd.	41,983	284,681
Ω	Indian Railway Finance Corp. Ltd.	172,722	225,900
	Indigo Paints Ltd.	6,455	73,387
	Indo Count Industries Ltd.	37,669	96,330
*	Indo Tech Transformers Ltd.	479	6,931
	Indoco Remedies Ltd.	12,559	29,666
*Ω	IndoStar Capital Finance Ltd.	8,296	18,616
	Indraprastha Gas Ltd.	147,479	285,835
*	Indus Towers Ltd.	419,263	2,025,996
*	IndusInd Bank Ltd.	65,802	639,254
*	Infibeam Avenues Ltd.	533,621	94,350
	Info Edge India Ltd.	60,455	823,221
	Infosys Ltd. (INFO IN)	642,109	11,496,839
#	Infosys Ltd. (INFY US), Sponsored ADR	77,674	1,365,509
	Ingersoll Rand India Ltd.	3,395	123,933
*	Inox Green Energy Services Ltd.	22,397	41,649
*	Inox Wind Ltd.	197,725	232,718
*	Insecticides India Ltd.	4,268	27,373
	Intellect Design Arena Ltd.	26,812	267,586
Ω	InterGlobe Aviation Ltd.	26,085	1,306,027
		Shares	Value»
INDIA — (Continued)
	IOL Chemicals & Pharmaceuticals Ltd.	55,655	$44,842
	ION Exchange India Ltd.	24,746	96,938
	IRB Infrastructure Developers Ltd.	405,095	183,573
Ω	IRCON International Ltd.	105,400	188,555
	ISGEC Heavy Engineering Ltd.	12,476	101,705
	J Kumar Infraprojects Ltd.	25,319	158,056
	Jagran Prakashan Ltd.	39,685	28,707
	Jai Corp. Ltd.	4,486	5,517
*	Jain Irrigation Systems Ltd.	81,211	32,310
	Jammu & Kashmir Bank Ltd.	175,864	200,976
	Jamna Auto Industries Ltd.	69,126	93,198
	Jash Engineering Ltd.	7,348	30,384
	JB Chemicals & Pharmaceuticals Ltd.	31,244	636,406
	JBM Auto Ltd.	12,945	79,938
	Jindal Drilling & Industries Ltd.	4,578	23,946
	Jindal Saw Ltd.	127,962	243,187
	Jindal Stainless Ltd.	128,051	1,147,499
	Jio Financial Services Ltd.	287,473	794,577
*	JITF Infralogistics Ltd.	4,303	13,447
	JK Paper Ltd.	31,803	113,864
	JK Tyre & Industries Ltd.	53,575	300,961
	JM Financial Ltd.	203,225	285,499
	JTEKT India Ltd.	26,866	39,894
	JTL Industries Ltd.	26,684	20,692
	Jubilant Foodworks Ltd.	105,446	571,959
	Jubilant Ingrevia Ltd.	23,286	161,996
	Jubilant Pharmova Ltd.	29,820	316,918
	Jupiter Wagons Ltd.	14,416	50,747
*	Just Dial Ltd.	7,474	54,419
	Jyothy Labs Ltd.	48,166	130,670
*	Jyoti Structures Ltd.	308,660	32,687
	Kajaria Ceramics Ltd.	25,343	246,939
	Kalpataru Projects International Ltd.	54,286	675,212
	Kalyan Jewellers India Ltd.	45,522	178,664
	Kansai Nerolac Paints Ltd.	55,906	139,466
	Karnataka Bank Ltd.	70,415	139,671

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Karur Vysya Bank Ltd.	265,564	$861,327
	Kaveri Seed Co. Ltd.	10,033	103,367
*	Kaynes Technology India Ltd.	1,287	48,809
	KDDL Ltd.	2,574	64,410
	KEC International Ltd.	50,474	368,353
	KEI Industries Ltd.	7,723	335,659
*	Kellton Tech Solutions Ltd.	98,660	16,691
	Kennametal India Ltd.	1,852	39,357
	Kewal Kiran Clothing Ltd.	6,875	34,412
	Keystone Realtors Ltd.	5,511	29,963
	Kfin Technologies Ltd.	22,415	247,258
*	Kiri Industries Ltd.	10,537	53,320
	Kirloskar Brothers Ltd.	11,468	194,975
	Kirloskar Ferrous Industries Ltd.	26,069	127,094
	Kirloskar Industries Ltd.	556	19,010
	Kirloskar Oil Engines Ltd.	31,023	395,854
	Kirloskar Pneumatic Co. Ltd.	8,928	110,508
	Kitex Garments Ltd.	17,026	31,774
	KNR Constructions Ltd.	49,528	80,053
*	Kolte-Patil Developers Ltd.	11,761	47,818
	Kotak Mahindra Bank Ltd.	283,840	1,258,146
	KP Energy Ltd.	3,317	10,538
	KPIT Technologies Ltd.	43,029	490,249
	KPR Mill Ltd.	33,229	314,822
	KRBL Ltd.	25,358	94,672
	Krsnaa Diagnostics Ltd.	8,390	65,174
	KSB Ltd.	17,455	133,267
	Kwality Wall's India Ltd.	64,353	28,123
	L&T Finance Ltd.	198,688	618,698
Ω	L&T Technology Services Ltd.	6,367	258,263
	LA Opala RG Ltd.	10,121	21,102
	Landmark Cars Ltd.	3,310	13,998
Ω	Laurus Labs Ltd.	35,466	373,038
	Laxmi Organic Industries Ltd.	32,800	51,028
*Ω	Lemon Tree Hotels Ltd.	127,023	179,793
	LG Balakrishnan & Bros Ltd.	13,711	256,909
		Shares	Value»
INDIA — (Continued)
	LIC Housing Finance Ltd.	127,118	$729,225
	Lloyds Engineering Works Ltd.	157,135	76,567
	Lloyds Enterprises Ltd.	23,564	14,965
	Lloyds Metals & Energy Ltd.	27,866	332,832
	LMW Ltd.	679	110,242
Ω	Lodha Developers Ltd.	19,600	207,231
	LT Foods Ltd.	85,633	345,554
Ω	LTIMindtree Ltd.	13,941	905,622
	Lumax Auto Technologies Ltd.	16,888	247,715
	Lumax Industries Ltd.	1,385	73,246
	LUX Industries Ltd.	2,738	27,420
	Madhya Bharat Agro Products Ltd.	9,079	40,656
	Mahanagar Gas Ltd.	16,870	192,609
	Maharashtra Scooters Ltd.	1,043	153,014
	Maharashtra Seamless Ltd.	18,304	104,134
	Mahindra & Mahindra Financial Services Ltd.	145,172	586,405
	Mahindra & Mahindra Ltd.	134,434	5,038,009
*	Mahindra Holidays & Resorts India Ltd.	23,517	74,915
	Mahindra Lifespace Developers Ltd.	39,206	159,967
Ω	Mahindra Logistics Ltd.	16,004	62,401
*	Man Industries India Ltd.	11,126	39,481
	Man Infraconstruction Ltd.	41,881	50,273
	Manali Petrochemicals Ltd.	16,182	10,224
	Manappuram Finance Ltd.	314,625	974,776
	Manorama Industries Ltd.	2,965	43,593
	Marico Ltd.	111,366	885,568
	Maruti Suzuki India Ltd.	14,284	2,266,320
Ω	MAS Financial Services Ltd.	23,631	83,320
	Mastek Ltd.	7,305	163,564
*	Max Estates Ltd.	5,336	22,288
*	Max Financial Services Ltd.	17,808	311,718
	Mayur Uniquoters Ltd.	9,607	53,613

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Mazagon Dock Shipbuilders Ltd.	7,282	$204,210
*Ω	Medi Assist Healthcare Services Ltd.	13,322	58,005
*	Medplus Health Services Ltd.	20,782	180,965
*	Meghmani Organics Ltd.	31,708	20,905
	Metro Brands Ltd.	4,544	51,905
Ω	Metropolis Healthcare Ltd.	6,252	123,293
	Minda Corp. Ltd.	35,037	215,484
Ω	Mishra Dhatu Nigam Ltd.	11,716	47,623
	MM Forgings Ltd.	9,428	41,937
	MOIL Ltd.	17,256	69,069
	Mold-Tek Packaging Ltd.	5,289	31,305
	Monte Carlo Fashions Ltd.	7,517	46,416
	Motherson Sumi Wiring India Ltd.	901,402	422,360
	Motilal Oswal Financial Services Ltd.	55,278	452,104
	Mphasis Ltd.	29,114	874,327
	MPS Ltd.	2,049	41,876
	MRF Ltd.	607	878,226
	Mrs Bectors Food Specialities Ltd.	55,915	135,156
	Muthoot Finance Ltd.	36,538	1,517,960
*	Nalwa Sons Investments Ltd.	488	31,227
	Navin Fluorine International Ltd.	4,723	309,846
*Ω	Navkar Corp. Ltd.	21,553	22,608
	Navneet Education Ltd.	43,763	68,460
*	Nazara Technologies Ltd.	37,108	114,665
	NBCC India Ltd.	232,518	250,908
	NELCO Ltd.	3,866	27,447
	Neogen Chemicals Ltd.	3,317	43,956
	NESCO Ltd.	10,471	129,938
	Netweb Technologies India Ltd.	4,637	158,859
*	Network18 Media & Investments Ltd.	42,666	17,738
	Neuland Laboratories Ltd.	1,875	269,706
	Newgen Software Technologies Ltd.	18,441	117,471
	NHPC Ltd.	494,598	421,207
	NIIT Learning Systems Ltd.	38,837	169,132
		Shares	Value»
INDIA — (Continued)
	NIIT Ltd.	36,285	$29,394
	Nilkamal Ltd.	1,457	21,824
Ω	Nippon Life India Asset Management Ltd.	45,184	430,192
	Nitin Spinners Ltd.	5,171	18,688
	NOCIL Ltd.	31,355	45,054
	NRB Bearings Ltd.	15,300	42,615
	Nucleus Software Exports Ltd.	3,391	33,548
	Nuvama Wealth Management Ltd.	21,450	313,633
	Oberoi Realty Ltd.	25,850	419,298
	One 97 Communications Ltd.	56,111	690,363
*	Onesource Specialty Pharma Ltd.	3,797	50,495
*	Optiemus Infracom Ltd.	4,036	17,593
	Oracle Financial Services Software Ltd.	7,649	644,135
*	Orchid Pharma Ltd.	3,540	26,904
	Orient Electric Ltd.	33,170	65,689
*	Orient Green Power Co. Ltd.	77,770	8,792
	Oriental Hotels Ltd.	27,350	30,079
	Page Industries Ltd.	1,369	488,545
	Paisalo Digital Ltd.	217,106	80,369
*	Panacea Biotec Ltd.	2,792	11,376
	Panama Petrochem Ltd.	12,821	40,716
Ω	Parag Milk Foods Ltd., Class F	20,587	56,469
*	Paramount Communications Ltd.	24,044	8,747
	Patanjali Foods Ltd.	34,647	188,798
*	Patel Engineering Ltd.	183,802	57,372
*	PB Fintech Ltd.	19,261	345,803
*	PC Jeweller Ltd.	712,610	82,803
	PCBL Chemical Ltd.	50,768	145,716
	PDS Ltd.	13,278	48,631
	Pearl Global Industries Ltd.	4,305	73,153
*	Peninsula Land Ltd.	41,738	9,128
	Persistent Systems Ltd.	25,287	1,661,313
	Petronet LNG Ltd.	348,633	1,098,212
	Phoenix Mills Ltd.	24,219	438,739
	PI Industries Ltd.	16,074	554,361
	Pidilite Industries Ltd.	48,710	755,420
*	Piramal Finance Ltd.	50,304	951,531
	Pitti Engineering Ltd.	5,582	47,404
	PIX Transmissions Ltd.	1,211	17,279

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	PNB Housing Finance Ltd.	63,318	$566,060
	PNC Infratech Ltd.	52,593	124,643
	Pokarna Ltd.	4,739	37,888
	Polycab India Ltd.	7,137	544,974
	Polyplex Corp. Ltd.	7,698	71,308
	Pondy Oxides & Chemicals Ltd.	2,089	26,998
*	Poonawalla Fincorp Ltd.	50,449	217,601
	Power Finance Corp. Ltd.	482,126	1,986,670
	Power Grid Corp. of India Ltd.	444,174	1,237,263
	Power Mech Projects Ltd.	7,156	160,636
	Praj Industries Ltd.	41,521	131,935
Ω	Prataap Snacks Ltd.	3,362	41,484
	Precision Wires India Ltd.	17,154	45,732
	Prestige Estates Projects Ltd.	31,475	500,159
	Pricol Ltd.	29,465	176,772
*	Prime Focus Ltd.	80,724	198,648
	Prince Pipes & Fittings Ltd.	11,274	29,346
	Privi Speciality Chemicals Ltd.	2,721	83,040
	Procter & Gamble Health Ltd.	3,293	189,663
	Procter & Gamble Hygiene & Health Care Ltd.	408	52,321
*	PSP Projects Ltd.	2,001	16,378
*	PTC India Financial Services Ltd.	107,802	38,529
	PTC India Ltd.	117,477	219,914
	Punjab National Bank	338,432	461,042
*	Puravankara Ltd.	13,023	32,802
*	PVR Inox Ltd.	23,823	253,263
Ω	Quess Corp. Ltd.	22,212	50,236
	R Systems International Ltd.	9,929	41,389
	Raghav Productivity Enhancers Ltd.	1,315	10,578
	Rail Vikas Nigam Ltd.	31,083	116,411
	Railtel Corp. of India Ltd.	30,140	116,209
	Rain Industries Ltd.	76,982	129,562
*	Rajesh Exports Ltd.	26,885	47,577
	Rajratan Global Wire Ltd.	4,195	18,581
	Rallis India Ltd.	36,557	109,452
	Ram Ratna Wires Ltd.	3,326	10,650
*	Rama Steel Tubes Ltd.	280,946	23,970
		Shares	Value»
INDIA — (Continued)
	Ramco Industries Ltd.	17,856	$61,241
*	Ramco Systems Ltd.	6,666	34,146
	Ramkrishna Forgings Ltd.	36,444	201,637
*	Ramky Infrastructure Ltd.	7,335	37,964
	Rane Holdings Ltd.	761	10,828
	Rashtriya Chemicals & Fertilizers Ltd.	47,699	71,147
*	Rategain Travel Technologies Ltd.	5,665	37,596
	Ratnamani Metals & Tubes Ltd.	8,508	198,726
*	RattanIndia Enterprises Ltd.	89,952	35,232
Ω	RBL Bank Ltd.	164,180	531,668
	REC Ltd.	378,265	1,500,826
	Redington Ltd.	341,545	1,010,293
	Redtape Ltd.	80,105	107,930
	Reliance Industrial Infrastructure Ltd.	2,954	22,916
Ω	Reliance Industries Ltd. (RIGD LI), Sponsored GDR	15,094	916,241
	Reliance Industries Ltd. (RIL IN)	298,140	4,535,408
Ω	Reliance Industries Ltd. (RLNIY US), Sponsored GDR	86,638	5,258,927
*	Religare Enterprises Ltd.	35,776	93,151
	Repco Home Finance Ltd.	11,537	51,001
	Responsive Industries Ltd.	8,863	16,149
*	Restaurant Brands Asia Ltd.	69,361	47,999
	Rhi Magnesita India Ltd.	5,010	23,983
	Rico Auto Industries Ltd.	28,598	36,275
	RITES Ltd.	39,156	97,343
	Rossari Biotech Ltd.	5,064	30,583
	Route Mobile Ltd.	5,643	36,534
	RPG Life Sciences Ltd.	840	18,422
*	RPSG Ventures Ltd.	3,954	31,259
	Safari Industries India Ltd.	9,000	196,197
	Saksoft Ltd.	14,025	26,328
*	Sammaan Capital Ltd.	206,768	338,488
	Samvardhana Motherson International Ltd.	1,092,826	1,339,009
	Sandhar Technologies Ltd.	9,738	51,888

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sandur Manganese & Iron Ores Ltd.	9,783	$23,334
	Sangam India Ltd.	4,409	21,970
	Sanghvi Movers Ltd.	15,520	50,817
	Sanofi Consumer Healthcare India Ltd.	2,649	120,964
Ω	Sansera Engineering Ltd.	17,379	325,118
*	Sapphire Foods India Ltd.	80,514	164,652
	Saregama India Ltd.	26,970	99,144
	Sasken Technologies Ltd.	2,274	30,070
*	Satin Creditcare Network Ltd.	25,445	43,462
	Savita Oil Technologies Ltd.	7,544	28,653
*	SBFC Finance Ltd.	185,890	172,276
	SBI Cards & Payment Services Ltd.	37,048	304,236
Ω	SBI Life Insurance Co. Ltd.	37,151	812,738
	Schaeffler India Ltd.	8,670	339,787
*	Schneider Electric Infrastructure Ltd.	14,576	110,117
*	SEAMEC Ltd.	2,917	40,181
	Senco Gold Ltd.	16,665	55,922
*	SEPC Ltd.	350,180	31,379
	Seshasayee Paper & Boards Ltd.	18,452	45,708
Ω	SH Kelkar & Co. Ltd.	19,183	30,078
	Shaily Engineering Plastics Ltd.	3,787	78,608
	Shakti Pumps India Ltd.	23,921	162,775
*	Shankara Buildpro Ltd.	4,445	36,290
	Shanthi Gears Ltd.	5,846	28,615
	Sharda Cropchem Ltd.	9,213	102,216
	Share India Securities Ltd.	25,564	39,923
*	Sheela Foam Ltd.	11,443	64,578
	Shilpa Medicare Ltd.	32,144	102,073
	Shipping Corp. of India Land & Assets Ltd.	79,327	38,918
	Shipping Corp. of India Ltd.	75,282	184,742
	Shivalik Bimetal Controls Ltd.	5,855	26,818
*	Shoppers Stop Ltd.	10,895	42,862
	Shriram Finance Ltd.	293,714	3,260,387
	Shriram Pistons & Rings Ltd.	6,260	188,657
		Shares	Value»
INDIA — (Continued)
*	Shriram Properties Ltd.	21,479	$17,429
	Shyam Metalics & Energy Ltd.	10,560	97,917
	Siemens Energy India Ltd.	4,010	108,326
	Siemens Ltd.	4,010	134,770
	Sigachi Industries Ltd.	25,831	5,598
*	SIS Ltd.	16,017	58,586
	Siyaram Silk Mills Ltd.	9,536	53,773
	SJS Enterprises Ltd.	8,889	161,406
	SJVN Ltd.	117,490	92,934
*	SKF India Industrial Ltd.	7,276	215,921
	SKF India Ltd.	7,276	133,093
	Skipper Ltd.	9,041	35,466
	SML Mahindra Ltd.	418	15,694
	Sobha Ltd.	13,472	211,586
*	Solara Active Pharma Sciences Ltd.	7,240	39,623
	Somany Ceramics Ltd.	6,440	28,556
Ω	Sona Blw Precision Forgings Ltd.	33,718	181,122
	Sonata Software Ltd.	45,545	156,807
	South Indian Bank Ltd.	591,857	242,499
	SP Apparels Ltd.	2,998	22,155
*	Spandana Sphoorty Financial Ltd.	11,698	27,673
	SRF Ltd.	22,322	681,479
*	Star Health & Allied Insurance Co. Ltd.	54,867	280,454
	State Bank of India (SBID LI), GDR	382	45,261
	State Bank of India (SBIN IN)	335,344	3,929,901
	State Bank of India (SBKFF US), GDR	4,246	502,726
*	Sterlite Technologies Ltd.	68,823	79,023
*	STL Networks Ltd.	37,796	8,286
	Stove Kraft Ltd.	5,937	31,778
	Strides Pharma Science Ltd.	29,185	278,598
*	Stylam Industries Ltd.	3,769	91,054
	Styrenix Performance Materials Ltd.	649	13,754
	Subros Ltd.	11,222	99,574
	Sudarshan Chemical Industries Ltd.	14,282	140,932
	Sumitomo Chemical India Ltd.	32,053	142,778
	Sun TV Network Ltd.	51,972	314,311

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sundaram Finance Ltd.	17,197	$975,172
	Sundaram-Clayton Ltd.	520	7,055
	Sundram Fasteners Ltd.	42,894	436,768
	Sunteck Realty Ltd.	19,934	87,217
	Suprajit Engineering Ltd.	34,194	165,977
	Supreme Industries Ltd.	11,688	444,989
	Supreme Petrochem Ltd.	32,802	202,256
	Supriya Lifescience Ltd.	5,584	41,110
	Surya Roshni Ltd.	12,740	34,280
*	Suryoday Small Finance Bank Ltd.	22,811	34,371
*	Suzlon Energy Ltd.	1,646,198	854,994
	Swan Corp. Ltd.	32,255	148,261
	Swaraj Engines Ltd.	2,802	106,423
	Symphony Ltd.	3,005	30,144
	Talbros Automotive Components Ltd.	6,205	17,710
	Tamilnad Mercantile Bank Ltd.	25,822	170,063
	Tanla Platforms Ltd.	23,548	130,720
*	TARC Ltd.	31,200	51,618
	Tata Chemicals Ltd.	45,829	371,470
	Tata Communications Ltd.	26,038	445,014
	Tata Consultancy Services Ltd.	98,416	3,352,412
	Tata Consumer Products Ltd.	39,005	480,725
	Tata Elxsi Ltd.	8,848	512,422
*	Tata Motors Ltd./new	486,145	2,417,843
	Tata Motors Passenger Vehicles Ltd.	486,145	1,848,406
*	Tata Teleservices Maharashtra Ltd.	41,393	20,273
	Tatva Chintan Pharma Chem Pvt Ltd.	662	8,338
	TCI Express Ltd.	3,568	21,149
	TCPL Packaging Ltd.	810	22,788
	TD Power Systems Ltd.	44,751	351,299
*	TeamLease Services Ltd.	2,660	40,032
	Tech Mahindra Ltd.	89,828	1,696,683
	Techno Electric & Engineering Co. Ltd.	14,897	158,725
	Technocraft Industries India Ltd.	1,903	41,931
	Tega Industries Ltd.	5,396	100,147
		Shares	Value»
INDIA — (Continued)
	Texmaco Infrastructure & Holdings Ltd.	15,361	$16,223
	Texmaco Rail & Engineering Ltd.	70,472	98,467
	Thanga Mayil Jewellery Ltd.	2,416	87,580
	Thejo Engineering Ltd.	954	17,556
	Thermax Ltd.	2,621	82,361
	Thirumalai Chemicals Ltd.	31,719	65,922
	Thomas Cook India Ltd.	64,054	85,721
Ω	Thyrocare Technologies Ltd.	21,576	98,595
	Time Technoplast Ltd.	129,394	255,033
	Timken India Ltd.	9,809	317,544
	Tips Music Ltd.	14,714	85,929
	Titagarh Rail System Ltd.	18,074	162,346
	Titan Co. Ltd.	49,503	2,144,539
	Torrent Power Ltd.	27,943	421,987
	Tourism Finance Corp. of India Ltd.	148,450	104,368
	Transformers & Rectifiers India Ltd.	9,822	25,429
	Transport Corp. of India Ltd.	13,486	156,101
	Trent Ltd.	29,108	1,192,631
	Trident Ltd.	408,948	115,967
	Triveni Engineering & Industries Ltd.	37,821	153,213
	Triveni Turbine Ltd.	38,438	209,691
	TTK Prestige Ltd.	13,592	87,236
	Tube Investments of India Ltd.	18,903	479,994
	TVS Holdings Ltd.	2,529	405,691
	TVS Motor Co. Ltd.	24,510	981,812
	TVS Srichakra Ltd.	1,547	68,342
	Uflex Ltd.	16,579	83,788
*	Ugro Capital Ltd.	22,894	36,594
*Ω	Ujjivan Small Finance Bank Ltd.	323,280	227,886
*	Unichem Laboratories Ltd.	9,330	38,373
	Union Bank of India Ltd.	398,765	781,658
	Uniparts India Ltd.	3,826	17,912
	Universal Cables Ltd.	2,727	21,489
	UNO Minda Ltd.	46,700	601,065
	UPL Ltd.	137,935	1,054,081
*	Urja Global Ltd.	158,388	17,614
	Usha Martin Ltd.	56,679	251,540
	UTI Asset Management Co. Ltd.	22,187	232,771
*	V2 Retail Ltd.	8,796	192,614

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	VA Tech Wabag Ltd.	21,305	$250,171
	Vadilal Industries Ltd.	632	30,077
	Vaibhav Global Ltd.	19,165	46,639
*	Valor Estate Ltd.	64,484	74,618
	Vardhman Textiles Ltd.	62,041	291,960
Ω	Varroc Engineering Ltd.	19,549	121,456
	Varun Beverages Ltd.	188,537	956,834
*	Vascon Engineers Ltd.	8,915	4,020
	Vedant Fashions Ltd.	11,647	61,446
	Veedol Corp. Ltd.	2,565	40,052
	Venky's India Ltd.	2,715	45,416
Ω	Venus Pipes & Tubes Ltd.	3,149	35,250
	Vesuvius India Ltd.	29,870	162,298
	V-Guard Industries Ltd.	68,621	263,075
	Vidhi Specialty Food Ingredients Ltd.	3,169	10,875
	Vijaya Diagnostic Centre Ltd.	10,190	106,587
	Vimta Labs Ltd.	3,186	14,271
	Vinati Organics Ltd.	7,186	119,069
	Vindhya Telelinks Ltd.	1,779	23,526
	Vintage Coffee & Beverages Ltd.	18,649	29,918
	Vishnu Chemicals Ltd.	3,386	19,340
*	V-Mart Retail Ltd.	1,891	13,038
*	Vodafone Idea Ltd.	2,832,213	343,669
	Voltamp Transformers Ltd.	2,012	160,753
	Voltas Ltd.	20,306	292,433
	VRL Logistics Ltd.	32,912	96,741
	VST Tillers Tractors Ltd.	1,875	112,694
	Waaree Renewable Technologies Ltd.	2,700	26,704
*	Walchandnagar Industries Ltd.	14,309	29,275
*	Websol Energy System Ltd.	112,160	99,522
	Welspun Corp. Ltd.	52,697	416,094
	Welspun Enterprises Ltd.	24,576	126,851
	Welspun Living Ltd.	122,979	166,271
	West Coast Paper Mills Ltd.	9,857	42,859
	Westlife Foodworld Ltd.	21,689	115,617
	Wheels India Ltd.	1,832	15,243
	Whirlpool of India Ltd.	15,976	135,115
	Windlas Biotech Ltd.	2,051	18,880
	Wipro Ltd.	305,750	787,396
	Wonderla Holidays Ltd.	8,149	44,498
		Shares	Value»
INDIA — (Continued)
	XPRO India Ltd.	2,112	$21,791
	Yasho Industries Ltd.	693	9,194
*	Yes Bank Ltd.	2,117,794	493,312
	Zee Entertainment Enterprises Ltd.	247,761	227,265
	Zensar Technologies Ltd.	61,616	435,563
TOTAL INDIA			268,228,494
INDONESIA — (1.0%)
	Adi Sarana Armada Tbk. PT	778,400	55,322
*	Alam Sutera Realty Tbk. PT	4,080,200	38,084
	Alamtri Minerals Indonesia Tbk. PT	559,000	66,485
	Allo Bank Indonesia Tbk. PT	699,400	61,492
*	Amman Mineral Internasional PT	233,600	105,029
	Arwana Citramulia Tbk. PT	1,905,200	59,190
	Aspirasi Hidup Indonesia Tbk. PT	2,983,700	71,053
	Astra Agro Lestari Tbk. PT	182,967	80,569
	Astra Otoparts Tbk. PT	444,800	67,056
	Asuransi Tugu Pratama Indonesia Tbk. PT	478,100	32,881
	Avia Avian Tbk. PT	3,083,100	79,544
*	Bank Aladin Syariah Tbk. PT	905,400	35,082
	Bank Amar Indonesia Tbk. PT	1,597,862	20,437
*	Bank Artha Graha Internasional Tbk. PT	976,400	10,457
	Bank BTPN Syariah Tbk. PT	874,600	62,757
*	Bank Capital Indonesia Tbk. PT	873,000	8,946
	Bank Central Asia Tbk. PT	5,576,800	2,464,106
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	18,345
*	Bank Ganesha Tbk. PT	1,234,200	10,135
*	Bank Jago Tbk. PT	1,025,700	104,034
*	Bank KB Indonesia Tbk. PT	13,112,043	58,708
	Bank Mandiri Persero Tbk. PT	5,896,988	1,696,835

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Bank Mayapada International Tbk. PT	3,936,946	$53,938
	Bank Maybank Indonesia Tbk. PT	2,875,800	36,730
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	593,175
*	Bank Neo Commerce Tbk. PT	2,864,700	66,794
	Bank OCBC Nisp Tbk. PT	1,188,200	102,029
	Bank Pan Indonesia Tbk. PT	1,126,000	72,091
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,070,443	51,374
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	57,461
	Bank Rakyat Indonesia Persero Tbk. PT	6,734,786	1,528,822
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	159,998
*	Barito Pacific Tbk. PT	627,703	80,773
	Barito Renewables Energy Tbk. PT	1,140,800	577,163
	BFI Finance Indonesia Tbk. PT	2,407,200	101,259
*	Bhakti Multi Artha Tbk. PT	187,200	17,385
*	Bintang Oto Global Tbk. PT	9,700	904
	BISI International Tbk. PT	736,400	38,698
	Blue Bird Tbk. PT	295,600	29,490
*	Buana Lintas Lautan Tbk. PT	8,333,400	245,008
*	Bukalapak.com Tbk. PT	14,913,000	129,017
*	Bumi Resources Minerals Tbk. PT	2,864,100	181,731
*	Bumi Serpong Damai Tbk. PT	1,243,200	66,607
*	Capital Financial Indonesia Tbk. PT	567,000	52,276
*	Cemindo Gemilang PT	288,900	14,017
	Chandra Asri Pacific Tbk. PT	111,600	43,060
	Charoen Pokphand Indonesia Tbk. PT	1,102,015	291,247
		Shares	Value»
INDONESIA — (Continued)
	Ciputra Development Tbk. PT	3,116,600	$154,502
	Cisarua Mountain Dairy Tbk. PT	324,200	98,669
*	Citra Marga Nusaphala Persada Tbk. PT	854,102	69,428
*	Darma Henwa Tbk. PT	5,733,600	184,795
	Dayamitra Telekomunikasi PT	3,864,400	128,023
	Dharma Satya Nusantara Tbk. PT	1,491,000	122,403
*	Eagle High Plantations Tbk. PT	1,316,300	10,963
	Elnusa Tbk. PT	1,746,000	71,808
	Erajaya Swasembada Tbk. PT	4,250,500	100,539
	Gajah Tunggal Tbk. PT	418,200	26,809
	Garudafood Putra Putri Jaya Tbk. PT	1,550,700	32,713
	Golden Energy Mines Tbk. PT	92,200	43,448
*	Impack Pratama Industri Tbk. PT	1,589,600	223,904
	Indah Kiat Pulp & Paper Tbk. PT	733,900	399,642
	Indofood CBP Sukses Makmur Tbk. PT	367,300	174,295
	Indofood Sukses Makmur Tbk. PT	1,190,100	483,289
	Indomobil Sukses Internasional Tbk. PT	472,400	29,609
	Indosat Tbk. PT	1,320,000	175,547
*	Industri dan Perdagangan Bintraco Dharma Tbk. PT	2,685,400	15,946
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,001,772	62,527
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	14,244
	Japfa Comfeed Indonesia Tbk. PT	2,423,400	400,432
	Jasa Marga Persero Tbk. PT	340,026	72,253
	Jaya Real Property Tbk. PT	562,800	35,936
	Kawasan Industri Jababeka Tbk. PT	7,647,768	103,943

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Map Aktif Adiperkasa PT	4,644,100	$194,773
	Matahari Department Store Tbk. PT	412,000	45,969
	Mayora Indah Tbk. PT	1,057,625	145,376
*	MD Entertainment Tbk. PT	150,700	130,185
*	Media Nusantara Citra Tbk. PT	1,552,900	23,163
*	Merdeka Battery Materials Tbk. PT	4,715,500	196,846
*	Merdeka Copper Gold Tbk. PT	921,021	173,815
	Metrodata Electronics Tbk. PT	2,389,000	81,038
	Metropolitan Kentjana Tbk. PT	9,800	13,921
	Midi Utama Indonesia Tbk. PT	2,547,200	46,859
	Mitra Adiperkasa Tbk. PT	4,021,800	284,345
	Mitra Pinasthika Mustika Tbk. PT	665,400	39,634
*	MNC Digital Entertainment Tbk. PT	2,334,400	52,921
*	MNC Tourism Indonesia Tbk. PT	19,376,200	216,184
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	276,846
*	Pacific Strategic Financial Tbk. PT	757,800	68,836
	Pakuwon Jati Tbk. PT	4,559,900	97,813
*	Panin Financial Tbk. PT	5,975,200	94,891
*	Paninvest Tbk. PT	314,700	15,019
	Pantai Indah Kapuk Dua Tbk. PT	43,726	24,196
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,476,900	102,164
	Petrosea Tbk. PT	619,600	262,377
*††	Pool Advista Indonesia Tbk. PT	350,400	196
*	PP Persero Tbk. PT	995,000	21,041
	Puradelta Lestari Tbk. PT	3,337,300	27,840
	Rukun Raharja Tbk. PT	338,800	87,008
	Salim Ivomas Pratama Tbk. PT	1,247,200	42,396
	Sampoerna Agro Tbk. PT	487,800	227,345
	Samudera Indonesia Tbk. PT	4,432,700	100,158
		Shares	Value»
INDONESIA — (Continued)
	Sarana Menara Nusantara Tbk. PT	7,040,900	$219,377
	Sariguna Primatirta Tbk. PT	2,059,800	48,764
	Sawit Sumbermas Sarana Tbk. PT	1,425,300	142,661
	Selamat Sempurna Tbk. PT	1,255,100	130,655
*	Sinar Mas Multiartha Tbk. PT	16,500	12,764
	Steel Pipe Industry of Indonesia PT	1,516,900	40,655
	Sumber Alfaria Trijaya Tbk. PT	4,494,400	467,659
	Sumber Tani Agung Resources Tbk. PT	826,700	59,795
	Summarecon Agung Tbk. PT	3,743,420	88,369
	Surya Semesta Internusa Tbk. PT	1,743,900	163,057
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	907,062
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,051,400	224,748
	Temas Tbk. PT	3,434,000	27,645
	Tempo Scan Pacific Tbk. PT	330,100	53,117
	Tower Bersama Infrastructure Tbk. PT	547,400	58,142
	Transcoal Pacific Tbk. PT	236,300	144,955
	Trimegah Bangun Persada Tbk. PT	2,204,400	179,576
*	Trimegah Sekuritas Indonesia Tbk. PT	66,000	2,391
	Triputra Agro Persada PT	2,299,200	205,128
	Tunas Baru Lampung Tbk. PT	1,325,985	51,792
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,103,800	99,049
	Unilever Indonesia Tbk. PT	866,400	99,483
	Vale Indonesia Tbk. PT	560,354	216,045
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,406
*††	Wijaya Karya Persero Tbk. PT	2,898,349	13,210
*	Wir Asia Tbk. PT	1,607,400	8,344

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	XLSMART Telecom Sejahtera Tbk. PT	2,719,349	$535,726
TOTAL INDONESIA			20,333,991
KUWAIT — (0.6%)
	A'ayan Leasing & Investment Co. KSCP	297,641	202,633
	A'ayan Real Estate Co. SAK	51,762	21,895
	Agility Public Warehousing Co. KSCC	597,920	262,133
	Al Ahli Bank of Kuwait KSCP	180,869	174,065
	Al Arabiya Real Estate Co. KSC	74,998	48,781
††	Al-Eid Food KSC	31,315	16,519
	Ali Alghanim Sons Automotive Co. KSCC	48,763	175,949
*	Alimtiaz Investment Group KSC	438,888	71,918
	Arzan Financial Group for Financing & Investment KPSC	225,383	246,408
*	Asiya Capital Investments Co. KSCP	335,749	43,665
	Beyout Holding Co. KPSC	23,132	27,096
	Boubyan Bank KSCP	45,825	101,132
	Boubyan Petrochemicals Co. KSCP	150,745	277,819
	Boursa Kuwait Securities Co. KPSC	31,023	318,248
	Burgan Bank SAK	204,057	132,414
	Combined Group Contracting Co. SAK	29,751	95,694
	Commercial Facilities Co. SAKP	68,938	60,969
	Commercial Real Estate Co. KSC	395,113	265,481
*	First Investment Co. KSCP	88,762	33,252
	Gulf Bank KSCP	389,916	437,750
	Gulf Cables & Electrical Industries Group Co. KSCP	42,508	277,362
	Heavy Engineering & Ship Building Co. KSCP	48,549	124,217
		Shares	Value»
KUWAIT — (Continued)
	Humansoft Holding Co. KSC	24,931	$214,937
*	IFA Hotels & Resorts-KPSC	4,547	12,687
	Integrated Holding Co. KCSC	73,955	102,766
	KAMCO Investment Co. KSC	28,922	19,804
	Kuwait Business Town Real Estate Co. KSCP	39,956	10,435
	Kuwait Financial Centre SAK	160,786	73,788
	Kuwait International Bank KSCP	427,879	378,970
	Kuwait Investment Co. SAK	110,025	75,934
	Kuwait Portland Cement Co. KSC	15,155	31,179
*	Kuwait Real Estate Co. KSC	290,770	330,987
	Kuwait Telecommunications Co.	99,348	212,393
	Mabanee Co. KPSC	120,807	395,384
*	Manazel Holding Co. KSC	100,582	16,167
	Mezzan Holding Co. KSCC	41,370	138,057
	Mobile Telecommunications Co. KSCP	767,433	1,278,722
*	Munshaat Real Estate Projects Co. KSCP	42,110	30,927
	National Bank of Kuwait SAKP	864,466	2,678,443
*	National Consumer Holding Co. SAK	125,908	41,803
	National Industries Group Holding SAK	486,531	418,204
	National Investments Co. KSCP	220,422	194,495
	Oula Fuel Marketing Co.	76,757	63,938
*	Privatization Holding Co. KSCP	169,268	37,648
*	Rasiyat Holding Co.	18,109	21,670
	Salhia Real Estate Co. KSCP	122,726	156,043
*	Securities House KSC	156,467	35,649
	Specialities Group Holding Co. KSCC	54,384	26,510
††	Sultan Center Food Products Co. KSC	4,567	268

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
*	Warba Bank KSCP	778,004	$718,074
TOTAL KUWAIT			11,131,282
MALAYSIA — (1.3%)
	Able Global Bhd.	41,700	17,687
#	Aeon Co. M Bhd.	300,700	94,430
	AEON Credit Service M Bhd.	90,180	134,180
#*	AFFIN Bank Bhd.	185,392	125,874
	Ajinomoto Malaysia Bhd.	7,500	25,969
	Alliance Bank Malaysia Bhd.	353,141	469,070
	Allianz Malaysia Bhd.	25,900	151,135
#	AME Elite Consortium Bhd.	127,000	48,342
#	AMMB Holdings Bhd. (AMM MK)	431,075	705,028
#	Ancom Nylex Bhd.	205,920	48,599
*	Astro Malaysia Holdings Bhd.	350,300	8,456
#	Aurelius Technologies Bhd.	137,000	25,256
	Axiata Group Bhd.	487,148	284,029
#	Bank Islam Malaysia Bhd.	289,731	181,562
	Batu Kawan Bhd.	39,200	192,367
*	Bermaz Auto Bhd.	63,100	13,263
*	Bumi Armada Bhd.	813,100	63,105
	Bursa Malaysia Bhd.	122,400	280,180
#	Cahya Mata Sarawak Bhd.	279,900	102,169
*	Cape Ems Bhd.	362,300	24,436
#	CB Industrial Product Holding Bhd.	114,580	36,267
	CCK Consolidated Holdings Bhd.	38,000	13,090
	CelcomDigi Bhd.	466,100	385,492
*	Chin Hin Group Bhd.	110,300	64,704
	CIMB Group Holdings Bhd.	1,193,549	2,600,400
	Coastal Contracts Bhd.	100,500	35,069
	Crescendo Corp. Bhd.	68,600	21,924
#	D&O Green Technologies Bhd.	228,600	36,152
#*	Dagang NeXchange Bhd.	631,300	47,297
#	Dayang Enterprise Holdings Bhd.	356,445	162,542
#	Dialog Group Bhd.	354,214	147,725
	DRB-Hicom Bhd.	391,300	107,195
	Duopharma Biotech Bhd.	139,397	48,463
	Dutch Lady Milk Industries Bhd.	3,000	25,074
		Shares	Value»
MALAYSIA — (Continued)
	DXN Holdings Bhd.	155,100	$19,878
*	Eastern & Oriental Bhd.	297,900	55,471
	Eco World Development Group Bhd.	233,200	131,960
#	EG Industries Bhd.	58,300	16,711
#*	Ekovest Bhd.	793,150	52,131
	Farm Fresh Bhd.	206,100	149,718
	Formosa Prosonic Industries Bhd.	83,700	24,387
	Fraser & Neave Holdings Bhd.	22,500	203,561
#	Frontken Corp. Bhd.	327,250	318,994
#	Gamuda Bhd.	204,904	230,380
	Gas Malaysia Bhd.	96,300	112,772
	Genting Plantations Bhd.	73,400	96,115
#*	Greatech Technology Bhd.	248,400	111,012
#	Guan Chong Bhd.	360,900	63,036
	HAP Seng Consolidated Bhd.	119,720	90,758
	Hap Seng Plantations Holdings Bhd.	101,200	58,654
#*	Hartalega Holdings Bhd.	515,600	120,722
*	Hengyuan Refining Co. Bhd.	68,100	15,104
	Hextar Global Bhd.	383,160	81,780
	Hiap Teck Venture Bhd.	378,800	26,140
#	Hong Leong Bank Bhd.	25,090	164,195
	Hong Leong Financial Group Bhd.	27,013	153,212
	Hong Leong Industries Bhd.	22,900	98,267
	Hume Cement Industries Bhd.	31,200	28,399
	Hup Seng Industries Bhd.	164,800	43,493
	IGB Bhd.	96,820	87,638
#	IJM Corp. Bhd.	441,414	300,015
#	Inari Amertron Bhd.	140,663	57,496
#	Insas Bhd.	106,800	24,644
#	IOI Corp. Bhd.	150,405	151,878
#	IOI Properties Group Bhd.	295,710	239,180
	ITMAX SYSTEM Bhd.	111,300	143,320
#	Jaya Tiasa Holdings Bhd.	239,505	63,887
#	Keck Seng Malaysia Bhd.	49,000	68,672
#	Kelington Group Bhd.	147,400	197,797
#	Kenanga Investment Bank Bhd.	262,900	57,448

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Kerjaya Prospek Group Bhd.	145,309	$100,020
#	Kim Loong Resources Bhd.	89,860	54,723
††	KNM Group Bhd.	277,084	281
#	Kossan Rubber Industries Bhd.	500,800	128,663
	Kretam Holdings Bhd.	266,200	46,514
	KSL Holdings Bhd.	59,804	46,308
	Kuala Lumpur Kepong Bhd.	70,982	351,281
#	Lagenda Properties Bhd.	143,100	54,417
	LBS Bina Group Bhd.	391,772	40,263
	Leong Hup International Bhd.	426,800	85,664
*Ω	Lotte Chemical Titan Holding Bhd.	258,476	25,206
	LPI Capital Bhd.	96,300	369,549
#	Magni-Tech Industries Bhd.	96,933	50,705
	Mah Sing Group Bhd.	614,652	179,458
	Malayan Banking Bhd.	534,730	1,600,381
	Malayan Flour Mills Bhd.	286,250	45,719
	Malaysia Smelting Corp. Bhd.	182,800	88,522
	Malaysian Pacific Industries Bhd.	31,463	255,698
#	Malaysian Resources Corp. Bhd.	797,188	70,915
	Matrix Concepts Holdings Bhd.	488,812	177,867
#	Maxis Bhd.	268,300	260,375
	MBM Resources Bhd.	60,030	80,380
	MBSB Bhd.	749,895	139,046
	Mega First Corp. Bhd.	238,800	197,246
	Mi Technovation Bhd.	92,300	73,660
	MISC Bhd.	89,200	180,935
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,655
#	MNRB Holdings Bhd.	186,567	122,550
#Ω	Mr. DIY Group M Bhd.	664,500	309,066
*	MSM Malaysia Holdings Bhd.	50,100	11,804
	Muhibbah Engineering M Bhd.	254,850	35,354
	Nationgate Holdings Bhd.	192,800	48,666
*	NEXG Bhd.	511,900	38,220
*	Nextgreen Global Bhd.	55,200	11,124
††	Nylex Malaysia Bhd.	3,235	37
#	OCK Group Bhd.	213,600	20,361
		Shares	Value»
MALAYSIA — (Continued)
#	OSK Holdings Bhd.	535,044	$227,864
	Padini Holdings Bhd.	201,150	99,222
#	Pantech Group Holdings Bhd.	219,367	36,347
#	Paramount Corp. Bhd.	122,940	32,758
	Pecca Group Bhd.	76,700	32,717
#	Perak Transit Bhd.	281,850	18,953
#	Petronas Chemicals Group Bhd.	241,400	198,176
#	Petronas Dagangan Bhd.	36,800	197,822
*	Pharmaniaga Bhd.	849,000	61,380
	PPB Group Bhd.	103,660	296,635
	Press Metal Aluminium Holdings Bhd.	337,100	646,197
#	Public Bank Bhd.	1,477,550	1,826,241
#	QL Resources Bhd.	290,559	296,165
#	RCE Capital Bhd.	222,100	65,351
	RHB Bank Bhd.	315,178	675,448
#	Sam Engineering & Equipment M Bhd.	58,500	51,999
	Sarawak Oil Palms Bhd.	155,320	150,938
	Sarawak Plantation Bhd.	25,300	22,227
#	Scientex Bhd.	253,200	248,037
	SD Guthrie Bhd.	299,149	442,855
	Sime Darby Bhd.	731,600	400,686
#	Sime Darby Property Bhd.	613,500	233,745
	SKP Resources Bhd.	420,300	64,577
#*	Solarvest Holdings Bhd.	101,700	64,850
	Southern Cable Group Bhd.	48,700	25,610
#	SP Setia Bhd. Group	751,368	187,476
#	Sunway Construction Group Bhd.	83,310	125,109
	Supercomnet Technologies Bhd.	58,600	10,406
#*	Supermax Corp. Bhd.	584,848	44,799
#	Suria Capital Holdings Bhd.	55,420	20,972
	Syarikat Takaful Malaysia Keluarga Bhd.	124,568	109,644
#	Ta Ann Holdings Bhd.	107,926	127,042
	Taliworks Corp. Bhd.	197,300	23,563
	Telekom Malaysia Bhd.	140,763	282,351
#	Teo Seng Capital Bhd.	152,700	41,880
	Thong Guan Industries Bhd.	56,900	16,744
	TIME dotCom Bhd.	139,500	211,291

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#*	Tropicana Corp. Bhd.	272,328	$82,032
	TSH Resources Bhd.	225,200	70,466
#	Uchi Technologies Bhd.	115,170	89,230
#	UEM Sunrise Bhd.	532,564	88,515
	United Malacca Bhd.	20,100	29,836
	United Plantations Bhd.	51,700	395,980
	UOA Development Bhd.	197,440	93,639
#	Velesto Energy Bhd.	2,053,335	158,449
	ViTrox Corp. Bhd.	48,600	53,709
#	VS Industry Bhd.	1,045,195	111,159
#	Wasco Bhd.	102,300	23,948
#*	WCT Holdings Bhd.	392,235	58,696
#	Wellcall Holdings Bhd.	160,650	53,829
#	Westports Holdings Bhd.	125,095	193,957
	Yinson Holdings Bhd.	335,408	200,810
#	YTL Corp. Bhd.	802,156	422,962
#	YTL Power International Bhd.	267,699	219,129
	Zetrix Ai Bhd.	1,703,417	347,985
TOTAL MALAYSIA			26,202,397
MEXICO — (1.9%)
#*	Alpek SAB de CV	686,342	356,995
	Alsea SAB de CV	126,520	385,946
	America Movil SAB de CV (AMXB MM)	3,153,041	3,260,211
	Arca Continental SAB de CV	50,653	570,556
*	Axtel SAB de CV	549,874	88,415
#Ω	Banco del Bajio SA	350,228	1,024,671
	Bolsa Mexicana de Valores SAB de CV	114,320	229,347
	Cemex SAB de CV (CEMEXCPO MM)	586,116	728,453
	Cemex SAB de CV (CX US), Sponsored ADR	181,927	2,270,449
*	Cia Minera Autlan SAB de CV	4,730	2,065
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	4,477	466,906
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	231,407
	Consorcio ARA SAB de CV	236,092	53,363
*	Controladora AXTEL SAB de CV	1,529,960	77,041
		Shares	Value»
MEXICO — (Continued)
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	202,812	$196,011
	Corp. Actinver SAB de CV	9,800	12,337
	Corp. Inmobiliaria Vesta SAB de CV	169,303	523,041
	Corporativo Fragua SAB de CV	1,553	47,099
	El Puerto de Liverpool SAB de CV, Class C1	24,666	148,764
#*††	Empresas ICA SAB de CV	72,400	0
	Financiera Independencia SAB de CV SOFOM ENR	9,981	4,855
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	69,053	720,599
	Gentera SAB de CV	645,789	1,794,803
	Gruma SAB de CV, Class B	44,764	806,731
	Grupo Aeroportuario del Centro Norte SAB de CV	84,628	1,235,716
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	27,704	761,591
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,714	1,021,016
#	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	1,593	549,792
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	365,992
#	Grupo Bimbo SAB de CV	254,509	884,578
	Grupo Carso SAB de CV	38,124	259,359
#	Grupo Comercial Chedraui SA de CV	72,090	493,360
	Grupo Financiero Banorte SAB de CV, Class O	286,169	3,226,193
	Grupo Financiero Inbursa SAB de CV, Class O	239,333	600,661

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Herdez SAB de CV	44,185	$186,742
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,910
*	Grupo Industrial Saltillo SAB de CV	113,382	84,991
	Grupo Mexico SAB de CV	225,523	2,488,418
*	Grupo Nutrisa SAB de CV	44,185	11,377
#	Grupo Rotoplas SAB de CV	64,745	43,680
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	93,968
*	Grupo Simec SAB de CV (SIMECB MM)	38,410	392,331
	Grupo Televisa SAB (TLEVICPO MM)	754,089	497,088
#*Ω	Grupo Traxion SAB de CV	103,109	81,657
*	Industrias CH SAB de CV	98,329	979,014
*	Industrias Penoles SAB de CV	42,869	2,484,911
	Kimberly-Clark de Mexico SAB de CV, Class A	348,437	771,801
	KUO SAB de CV	28,603	98,202
	La Comer SAB de CV	158,996	340,719
	Megacable Holdings SAB de CV	363,012	1,274,364
*	Minera Frisco SAB de CV, Class A1	671,499	511,040
*Ω	Nemak SAB de CV	841,126	162,199
	Operadora De Sites Mexicanos SAB de CV, Class A-1	192,589	179,078
#	Orbia Advance Corp. SAB de CV	281,712	298,864
	Organizacion Cultiba SAB de CV	24,314	15,443
	Organizacion Soriana SAB de CV, Class B	218,718	448,049
*	Promotora de Hoteles Norte 19 SAB de CV	86,588	31,314
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	46,387	725,958
		Shares	Value»
MEXICO — (Continued)
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	$207,923
#	Qualitas Controladora SAB de CV	60,865	566,717
	Regional SAB de CV	123,235	1,105,208
#*	Sitios Latinoamerica SAB de CV	326,340	102,331
*	Vitro SAB de CV	86,492	29,299
	Wal-Mart de Mexico SAB de CV	361,703	1,147,863
TOTAL MEXICO			38,763,782
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	3,667	125,632
	Credicorp Ltd.	4,211	1,502,611
	Intercorp Financial Services, Inc.	3,444	168,687
TOTAL PERU			1,796,930
PHILIPPINES — (0.4%)
	Aboitiz Equity Ventures, Inc.	242,600	130,889
	Aboitiz Power Corp.	101,000	73,663
	ACEN Corp.	2,665,900	119,687
	Apex Mining Co., Inc.	595,200	147,492
*	Atlas Consolidated Mining & Development Corp.	277,100	48,399
	Bank of the Philippine Islands	184,940	389,562
	BDO Unibank, Inc.	396,940	909,761
*	Cebu Air, Inc.	50,500	27,900
	Cebu Landmasters, Inc.	465,178	19,739
	Century Pacific Food, Inc.	233,200	150,727
	China Banking Corp.	369,867	402,174
	Converge Information & Communications Technology Solutions, Inc.	601,200	158,348
	Cosco Capital, Inc.	821,400	101,792
	D&L Industries, Inc.	741,700	50,396
*	DITO CME Holdings Corp.	1,352,000	15,589
*	DoubleDragon Corp.	224,390	38,258
	Filinvest Development Corp.	54,700	4,117
	First Philippine Holdings Corp.	91,840	119,804
	Globe Telecom, Inc.	7,170	192,156

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	GT Capital Holdings, Inc.	25,749	$293,277
	International Container Terminal Services, Inc.	105,880	1,159,698
	JG Summit Holdings, Inc.	368,328	174,241
	Jollibee Foods Corp.	66,010	229,740
	Keepers Holdings, Inc.	494,000	19,219
	Manila Electric Co.	23,200	232,177
	Manila Water Co., Inc.	432,300	297,957
	Megaworld Corp.	2,918,600	108,868
	Metropolitan Bank & Trust Co.	401,565	498,021
Ω	Monde Nissin Corp.	431,500	41,697
	Nickel Asia Corp.	1,764,600	161,290
	Petron Corp.	794,800	36,442
	Philcomsat Holdings Corp.	27,762	50,435
	Philex Mining Corp.	779,600	149,091
	Philippine National Bank	162,052	176,327
	Philippine Seven Corp.	118,600	69,463
*††	Phoenix Petroleum Philippines, Inc.	189,140	2,506
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	25,673
	PLDT, Inc. (TEL PM)	10,945	249,800
	Puregold Price Club, Inc.	409,760	248,377
	RFM Corp.	532,000	47,196
	Rizal Commercial Banking Corp.	339,756	144,833
	Robinsons Land Corp.	616,366	189,981
	Robinsons Retail Holdings, Inc.	150,190	94,442
	Security Bank Corp.	89,976	99,359
	Shakey's Pizza Asia Ventures, Inc.	93,500	10,615
*	Shell Pilipinas Corp.	193,090	40,914
	SM Investments Corp.	6,455	76,721
	SM Prime Holdings, Inc.	653,912	239,435
	SSI Group, Inc.	238,000	10,916
	STI Education Systems Holdings, Inc.	437,000	9,350
	Synergy Grid & Development Phils, Inc.	367,800	119,601
	Union Bank of the Philippines	256,483	112,342
		Shares	Value»
PHILIPPINES — (Continued)
	Universal Robina Corp.	168,940	$203,389
	Vistamalls, Inc.	47,400	980
	Wilcon Depot, Inc.	514,700	58,480
TOTAL PHILIPPINES			8,783,306
POLAND — (1.3%)
	AB SA	4,761	159,538
	Agora SA	16,251	42,134
	Alior Bank SA	44,133	1,440,486
*Ω	Allegro.eu SA	43,171	354,644
	Apator SA	7,981	59,192
*	Arctic Paper SA	10,034	23,005
	ASBISc Enterprises PLC	15,181	164,214
	Asseco Poland SA	17,058	1,038,764
	Asseco South Eastern Europe SA	7,323	154,492
#	Auto Partner SA	18,955	100,512
	Bank Handlowy w Warszawie SA	7,422	241,028
*	Bank Millennium SA	65,312	315,948
*	Bank Ochrony Srodowiska SA	27,288	78,105
	Bank Polska Kasa Opieki SA	31,431	1,911,570
*	Benefit Systems SA	742	799,091
#*	Bioton SA	12,311	13,745
	BNPP Bank Polska SA	344	14,158
	Boryszew SA	29,154	47,240
#	Budimex SA	2,030	392,425
#*	CCC SA	9,469	312,977
	CD Projekt SA	1,974	144,095
*	Celon Pharma SA	5,344	32,839
*	CI Games SA	22,569	14,862
*	Cognor Holding SA	27,030	38,475
	Cyber Folks SA	1,622	93,997
#*	Cyfrowy Polsat SA	54,546	205,085
#*	Datawalk SA	846	40,511
	Develia SA	135,211	354,858
*Ω	Dino Polska SA	48,903	517,371
	Dom Development SA	3,585	271,379
	Echo Investment SA	52,622	76,890
#	Elektrotim SA	2,257	31,420
*	Fabryki Mebli Forte SA	4,291	30,014
	Ferro SA	2,867	24,680
#*	Globe Trade Centre SA	52,134	43,678
#*	Grupa Azoty SA	14,911	74,482
	Grupa Kety SA	4,041	1,159,647
	Grupa Pracuj SA	4,712	63,534
*Ω	HUUUGE, Inc.	13,424	94,991
	ING Bank Slaski SA	6,396	698,933
	Inter Cars SA	2,731	487,469

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
*	KGHM Polska Miedz SA	14,339	$1,330,467
#	KRUK SA	5,322	731,767
	LPP SA	163	900,172
*	mBank SA	2,001	583,694
	Mirbud SA	33,062	122,009
	Mo-BRUK SA	626	63,373
*	Mostostal Zabrze SA	9,074	16,503
	Neuca SA	246	54,846
	Newag SA	3,739	131,085
	Orange Polska SA	138,678	448,377
	ORLEN SA	68,372	2,078,001
#	PCC Rokita SA	1,073	21,912
	Pepco Group NV	30,079	245,801
*	PKP Cargo SA	5,403	20,825
	PlayWay SA	504	39,818
*	Polimex-Mostostal SA	21,733	51,434
	Powszechna Kasa Oszczednosci Bank Polski SA	71,931	1,870,987
	Powszechny Zaklad Ubezpieczen SA	65,349	1,285,828
	Rainbow Tours SA	1,614	69,470
	Santander Bank Polska SA	3,292	516,463
*	Selvita SA	2,662	32,196
	Stalexport Autostrady SA	50,770	40,330
	Synektik SA	1,788	148,378
*	Tauron Polska Energia SA	452,067	1,398,109
	TEN Square Games SA	1,011	32,638
#	Text SA	2,715	32,372
	Torpol SA	3,250	53,432
*	Toya SA	4,066	11,196
	Unimot SA	1,807	69,143
	Votum SA	3,710	50,068
#	Voxel SA	1,360	52,749
*	VRG SA	93,660	131,002
	Warsaw Stock Exchange	4,693	93,934
	Wawel SA	61	14,421
#	Wirtualna Polska Holding SA	5,486	95,189
Ω	XTB SA	20,407	486,362
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	675	14,791
TOTAL POLAND			25,501,620
QATAR — (0.7%)
	Aamal Co.	786,846	185,754
	Ahli Bank QSC	111,308	116,400
	Al Khaleej Takaful Group QSC	97,689	63,097
		Shares	Value»
QATAR — (Continued)
	Al Meera Consumer Goods Co. QSC	40,367	$163,114
	Al Rayan Bank	532,162	332,431
	Alijarah Holding Co. QPSC	213,700	41,854
*	Baladna	426,893	145,309
	Barwa Real Estate Co.	760,678	572,193
	Commercial Bank PSQC	533,500	697,326
*	Dlala Brokerage & Investments Holding Co. QSC	110,409	28,476
	Doha Bank QPSC	1,270,506	963,697
	Doha Insurance Co. QSC	144,242	108,715
	Dukhan Bank	172,138	168,495
	Gulf International Services QSC	612,447	469,478
	Gulf Warehousing Co.	127,702	87,855
	Lesha Bank LLC	423,327	217,706
	Mannai Corp. QSC	77,226	103,275
*	Mazaya Real Estate Development QPSC	332,402	53,076
	Meeza QSTP LLC	34,975	31,767
	Mesaieed Petrochemical Holding Co.	764,558	229,811
	Ooredoo QPSC	207,392	815,523
	Qatar Aluminum Manufacturing Co.	764,893	398,037
	Qatar Fuel QSC	98,123	417,796
	Qatar Industrial Manufacturing Co. QSC	164,463	104,616
	Qatar Insurance Co. SAQ	992,691	597,867
	Qatar International Islamic Bank QSC	139,695	438,363
	Qatar Islamic Bank QPSC	99,665	684,490
	Qatar Islamic Insurance Group	35,580	85,057
	Qatar National Bank QPSC	862,234	4,697,790
	Qatar Navigation QSC	239,507	744,080
	QLM Life & Medical Insurance Co. WLL	128,102	86,078
	Salam International Investment Ltd. QSC	439,066	92,474
	United Development Co. QSC	614,652	162,999

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
QATAR — (Continued)
	Vodafone Qatar PQSC	711,075	$498,147
*	Widam Food Co.	42,142	16,788
	Zad Holding Co.	46,056	183,630
TOTAL QATAR			14,803,564
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (2.5%)
	Abdullah Al Othaim Markets Co.	119,335	211,894
	Ades Holding Co.	103,368	529,636
*	Advanced Petrochemical Co.	30,006	207,575
	Al Babtain Power & Telecommunication Co.	16,242	303,150
*	Al Gassim Investment Holding Co.	2,532	10,856
	Al Hassan Ghazi Ibrahim Shaker Co.	8,035	38,883
	Al Jouf Agricultural Development Co.	5,970	79,523
*	Al Khaleej Training & Education Co.	8,620	47,765
	Al Masane Al Kobra Mining Co.	7,353	227,976
	Al Rajhi Bank	228,984	6,538,934
	Al Taiseer Group TALCO Industrial Co.	2,819	26,428
	Al Yamamah Steel Industries Co.	6,799	68,565
	Alamar Foods	1,909	22,362
	Alandalus Property Co.	14,474	67,476
	Alaseel Co.	79,886	78,874
	Al-Dawaa Medical Services Co.	14,089	192,452
	Aldrees Petroleum & Transport Services Co.	14,603	464,993
	Alinma Bank	198,062	1,504,438
	AlJazira Takaful Ta'awuni Co.	12,745	41,410
	AlKhorayef Water & Power Technologies Co.	5,044	166,376
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Allianz Saudi Fransi Cooperative Insurance Co.	8,480	$24,599
	Almarai Co. JSC	83,992	990,804
	Almawarid Manpower Co.	1,792	59,081
	Alujain Corp.	12,066	84,038
*	Amlak International Finance Co.	17,709	53,070
	Arab National Bank	155,838	945,819
*	Arabia Insurance Cooperative Co.	4,565	11,065
Ω	Arabian Centres Co.	41,346	215,477
	Arabian Drilling Co.	13,468	376,998
	Arabian Internet & Communications Services Co.	6,718	419,881
	Arabian Pipes Co.	43,816	60,759
*	Arabian Shield Cooperative Insurance Co.	16,192	51,234
	Arriyadh Development Co.	37,791	218,562
*	ARTEX Industrial Investment Co.	14,213	40,951
*	Ash-Sharqiyah Development Co.	3,255	12,397
	Astra Industrial Group Co.	8,642	345,492
	Ataa Educational Co.	1,785	26,469
*	BAAN Holding Group Co.	23,483	12,452
	Bank AlBilad	133,508	945,315
*	Bank Al-Jazira	170,758	570,352
	Banque Saudi Fransi	178,210	857,833
	Basic Chemical Industries Ltd.	2,976	20,886
*	Bawan Co.	12,687	164,821
	BinDawood Holding Co.	98,390	129,427
	Bupa Arabia for Cooperative Insurance Co.	12,944	568,647
	Catrion Catering Holding Co.	16,632	359,217
*	Chubb Arabia Cooperative Insurance Co.	5,288	32,511
	Co. for Cooperative Insurance	16,274	593,824
*	Dar Al Arkan Real Estate Development Co.	144,135	718,471
	East Pipes Integrated Co. for Industry	5,168	207,859
	Electrical Industries Co.	180,871	658,448

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Elm Co.	3,015	$623,590
*	Emaar Economic City	56,913	149,493
	Etihad Etisalat Co.	132,436	2,492,195
	Etihad GO Telecom Co.	5,579	139,766
*	Fawaz Abdulaziz Al Hokair & Co.	15,559	71,489
	First Milling Co.	7,287	98,192
	Fitaihi Holding Group	32,967	25,707
	Gulf Insurance Group	7,624	49,137
*	Gulf Union Cooperative Insurance Co.	4,104	12,256
*	Halwani Brothers Co.	4,252	38,392
*	Herfy Food Services Co.	8,702	36,817
	Jamjoom Pharmaceuticals Factory Co.	4,577	170,739
	Jarir Marketing Co.	101,459	385,983
*	L'Azurde Co. for Jewelry	13,189	41,831
	Leejam Sports Co. JSC	10,386	280,470
*	Lumi Rental Co.	9,960	127,239
	Maharah Human Resources Co.	73,127	115,960
*	Malath Cooperative Insurance Co.	8,240	21,761
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	28,825	103,957
*	Methanol Chemicals Co.	10,810	21,456
*	Middle East Paper Co.	16,442	90,641
	Middle East Pharmaceutical Co.	2,042	60,770
	Middle East Specialized Cables Co.	7,754	47,170
	Mobile Telecommunications Co. Saudi Arabia	277,874	819,847
*	Nama Chemicals Co.	3,207	19,442
*	National Agriculture Development Co.	69,281	365,120
	National Co. for Glass Industries	4,364	42,750
	National Co. for Learning & Education	3,840	132,000
	National Gas & Industrialization Co.	4,145	98,340
		Shares	Value»
SAUDI ARABIA — (Continued)
*	National Metal Manufacturing & Casting Co.	4,650	$17,335
	Nayifat Finance Co.	31,130	99,975
*	Perfect Presentation For Commercial Services Co.	23,272	48,097
*	Rabigh Refining & Petrochemical Co.	118,726	225,291
*	Red Sea International Co.	1,010	7,288
	Retal Urban Development Co.	58,158	197,690
	Riyad Bank	223,768	1,679,302
	Riyadh Cables Group Co.	6,709	233,506
	SABIC Agri-Nutrients Co.	42,341	1,410,677
	Sahara International Petrochemical Co.	99,044	404,682
	SAL Saudi Logistics Services	6,648	319,553
*	Saudi Arabian Amiantit Co.	7,439	31,683
*	Saudi Arabian Mining Co.	65,923	1,339,420
	Saudi Aramco Base Oil Co.	14,263	397,594
*	Saudi Automotive Services Co.	14,997	204,820
	Saudi Awwal Bank	152,123	1,445,470
	Saudi Basic Industries Corp.	58,619	888,410
	Saudi Ceramic Co.	24,541	181,831
*	Saudi Co. For Hardware CJSC	4,144	28,603
*	Saudi Darb Investment Co.	20,664	13,047
	Saudi Ground Services Co.	18,656	184,387
	Saudi Industrial Investment Group	106,822	356,415
	Saudi Investment Bank	164,773	614,967
*	Saudi Kayan Petrochemical Co.	242,413	316,717
*	Saudi Marketing Co.	7,493	28,049
	Saudi National Bank	307,335	3,674,305
*	Saudi Paper Manufacturing Co.	6,278	94,508
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	17,976	132,274
*	Saudi Printing & Packaging Co.	8,367	18,533
*	Saudi Public Transport Co.	22,537	60,298

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Saudi Real Estate Co.	50,888	$196,616
*	Saudi Reinsurance Co.	43,753	325,573
*	Saudi Research & Media Group	3,978	126,969
	Saudi Steel Pipe Co.	11,205	120,937
	Saudi Tadawul Group Holding Co.	2,674	114,496
	Saudi Telecom Co.	451,649	5,361,427
	Saudia Dairy & Foodstuff Co.	4,265	275,450
*	Savola Group	57,091	363,709
	Scientific & Medical Equipment House Co.	3,383	29,380
*	Seera Group Holding	63,072	450,416
*	Shams	5,941	21,554
*	SHL Finance Co.	21,077	91,695
*	Sinad Holding Co.	20,916	49,999
	Sumou Real Estate Co.	5,604	49,326
	Sustained Infrastructure Holding Co.	24,005	183,379
	Tanmiah Food Co.	3,782	60,588
	Theeb Rent A Car Co.	15,130	142,783
	United Electronics Co.	15,439	361,781
	United International Transportation Co.	20,025	323,313
	United Wire Factories Co.	3,430	18,289
*	Wafrah for Industry & Development	1,790	10,812
*	Walaa Cooperative Insurance Co.	16,908	50,824
*	Wataniya Insurance Co.	7,647	27,569
	Yanbu National Petrochemical Co.	25,730	185,327
	Zahrat Al Waha For Trading Co.	26,630	18,294
TOTAL SAUDI ARABIA			50,904,068
SOUTH AFRICA — (3.5%)
	Absa Group Ltd.	196,897	3,102,616
	Advtech Ltd.	226,507	551,209
	AECI Ltd.	43,415	254,707
	Alexander Forbes Group Holdings Ltd.	187,471	99,688
	Altron Ltd., Class A	132,633	158,844
	Anglogold Ashanti PLC (AU US)	40,811	3,790,118
	Astral Foods Ltd.	17,003	288,948
		Shares	Value»
SOUTH AFRICA — (Continued)
	AVI Ltd.	119,794	$791,878
	Bid Corp. Ltd.	65,027	1,624,541
	Bidvest Group Ltd.	71,557	1,035,407
#*	Blu Label Unlimited Group Ltd.	218,805	130,346
*	Brait PLC	1,049,561	143,413
	Capitec Bank Holdings Ltd.	6,730	1,806,962
	Cashbuild Ltd.	5,673	50,213
	Caxton & CTP Publishers & Printers Ltd.	24,985	20,899
	City Lodge Hotels Ltd.	170,526	51,992
	Clicks Group Ltd.	57,489	1,145,330
	Coronation Fund Managers Ltd.	84,403	265,023
	DataTec Ltd.	134,196	635,618
Ω	Dis-Chem Pharmacies Ltd.	135,584	304,671
	Discovery Ltd.	46,334	675,583
	DRDGOLD Ltd. (DRD SJ)	84,660	264,353
	DRDGOLD Ltd. (DRD US), Sponsored ADR	7,192	228,849
*	EPE Capital Partners Ltd.	4,148	1,931
	Famous Brands Ltd.	20,162	72,641
	FirstRand Ltd.	472,939	2,697,576
	Foschini Group Ltd.	143,449	752,041
#	Gold Fields Ltd. (GFI US), Sponsored ADR	117,653	5,896,768
	Grindrod Ltd.	300,724	320,065
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	833,687
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	106,225	2,266,841
	Hudaco Industries Ltd.	13,408	168,520
	Impala Platinum Holdings Ltd.	98,308	1,832,384
	Investec Ltd.	36,951	299,563
	Invicta Holdings Ltd.	6,307	14,049
*	iOCO Ltd.	157,410	43,741
	Italtile Ltd.	167,964	104,603
	JSE Ltd.	24,603	225,117
*	KAP Ltd.	738,519	101,462
	Kumba Iron Ore Ltd.	18,411	408,402
	Lewis Group Ltd.	26,714	158,719
*	Metair Investments Ltd.	63,347	18,211
	Momentum Group Ltd.	696,314	1,621,472
	Motus Holdings Ltd.	88,069	691,004

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Mpact Ltd.	49,206	$67,581
	Mr. Price Group Ltd.	77,051	846,109
	MTN Group Ltd.	376,060	4,175,986
*	Nampak Ltd.	2,893	93,111
	Naspers Ltd., Class N	36,788	2,252,354
	Nedbank Group Ltd.	105,675	1,730,550
	NEPI Rockcastle NV	106,876	973,280
	Ninety One Ltd.	70,682	242,605
	Northam Platinum Holdings Ltd.	41,631	991,877
	Oceana Group Ltd.	28,877	96,455
	Old Mutual Ltd. (OMU SJ)	1,925,229	1,847,705
	Omnia Holdings Ltd.	95,233	497,015
	OUTsurance Group Ltd.	168,811	745,077
Ω	Pepkor Holdings Ltd.	891,830	1,457,227
*	Pick n Pay Stores Ltd.	166,839	246,703
	Premier Group Ltd.	17,766	195,075
	PSG Financial Services Ltd.	315,559	531,986
	Raubex Group Ltd.	86,543	277,547
	Reunert Ltd.	53,629	204,857
	RFG Holdings Ltd.	55,653	88,795
	Sanlam Ltd.	237,018	1,484,831
	Santam Ltd.	14,370	382,387
	Sappi Ltd.	189,679	209,455
	Shoprite Holdings Ltd.	83,160	1,372,057
*	Sibanye Stillwater Ltd. (SSW SJ)	524,717	2,283,782
	Southern Sun Ltd.	259,944	162,259
*	SPAR Group Ltd.	54,703	300,907
	Spur Corp. Ltd.	41,270	104,007
	Stadio Holdings Ltd.	92,501	69,810
	Standard Bank Group Ltd.	237,480	4,364,391
	Super Group Ltd.	124,834	133,947
	Telkom SA SOC Ltd.	144,278	525,075
	Tiger Brands Ltd.	48,620	1,010,822
	Truworths International Ltd.	108,179	401,514
	Valterra Platinum Ltd.	9,673	869,101
	Vodacom Group Ltd.	121,330	1,119,192
	We Buy Cars Holdings Ltd.	65,467	185,153
	Wilson Bayly Holmes-Ovcon Ltd.	19,702	211,180
	Woolworths Holdings Ltd.	239,487	804,025
	Zeda Ltd.	85,735	73,000
TOTAL SOUTH AFRICA			69,578,795
SOUTH KOREA — (15.7%)
*	ABLBio, Inc.	1,116	152,287
	Able C&C Co. Ltd.	3,827	28,114
		Shares	Value»
SOUTH KOREA — (Continued)
*	ABOV Semiconductor Co. Ltd.	1,421	$12,907
*	ADTechnology Co. Ltd.	2,141	56,659
	Advanced Nano Products Co. Ltd.	1,410	67,179
	Advanced Process Systems Corp.	3,610	53,587
	Aekyung Chemical Co. Ltd.	6,856	44,292
	Aekyung Industrial Co. Ltd.	4,364	38,073
*	AeroSpace Technology of Korea, Inc.	43,002	18,210
*	Agabang & Co.	7,622	24,325
	Ahnlab, Inc.	1,081	49,888
*	Air Busan Co. Ltd.	25,072	31,402
	AJ Networks Co. Ltd.	6,444	23,612
*	Ajin Industrial Co. Ltd.	9,270	22,316
*	Alteogen, Inc.	3,545	1,013,758
*	ALUKO Co. Ltd.	29,610	47,005
*	Amicogen, Inc.	5,986	6,830
#	Amorepacific Corp.	3,956	380,790
	Amorepacific Holdings Corp.	10,904	216,755
*	Amotech Co. Ltd.	3,102	21,327
*	Ananti, Inc.	17,903	104,198
*	Anapass, Inc.	1,884	23,180
	ANIPLUS, Inc.	5,784	12,082
*	Anterogen Co. Ltd.	1,197	35,611
	Aplus Asset Advisor Co. Ltd.	8,967	76,609
*	Asia Pacific Satellite, Inc.	1,533	21,417
	Asia Paper Manufacturing Co. Ltd.	8,411	45,455
*	Atec Co. Ltd.	1,127	7,888
	Atinum Investment Co. Ltd.	5,987	13,633
	Aurora World Corp.	1,656	16,916
	Avaco Co. Ltd.	2,325	24,601
	Baiksan Co. Ltd.	4,198	36,963
	BGF Co. Ltd.	15,592	43,610
*	BH Co. Ltd.	7,363	93,148
*	BHI Co. Ltd.	3,769	186,277
	Binggrae Co. Ltd.	2,766	143,363
	Bio Plus Co. Ltd.	10,739	40,666
	BioNote, Inc.	9,662	39,205
#*	BNC Korea Co. Ltd.	12,708	43,238
	BNK Financial Group, Inc.	62,626	721,641
	Boditech Med, Inc.	4,522	40,835
	Bookook Securities Co. Ltd.	1,360	67,860

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Bosung Power Technology Co. Ltd.	5,041	$27,373
*††	Bucket Studio Co. Ltd.	16,344	2,453
	Bukwang Pharmaceutical Co. Ltd.	14,249	39,724
*	BYC Co. Ltd.	1,390	40,222
	C&G Hi Tech Co. Ltd.	2,131	26,485
*	Cafe24 Corp.	5,387	141,407
	Cape Industries Ltd.	7,657	62,969
	Caregen Co. Ltd.	2,120	184,691
	Celltrion Pharm, Inc.	2,656	134,301
	Celltrion, Inc.	2,644	384,797
*	Cheil Electric Co. Ltd.	2,907	20,605
	Cheil Worldwide, Inc.	30,002	456,937
*	Chemtronics Co. Ltd.	2,899	70,183
	Cheryong Electric Co. Ltd.	4,562	153,724
	Chinyang Holdings Corp.	9,810	20,011
	Chips&Media, Inc.	1,793	23,144
*	Choil Aluminum Co. Ltd.	23,460	21,694
*	Chong Kun Dang Pharmaceutical Corp.	2,943	174,463
*	Choong Ang Vaccine Laboratory	2,468	16,364
*	CJ CGV Co. Ltd.	26,710	112,034
	CJ CheilJedang Corp.	2,226	329,195
	CJ Corp.	3,800	573,910
*	CJ ENM Co. Ltd.	4,771	247,164
	CJ Freshway Corp.	2,817	54,667
	CJ Logistics Corp.	3,961	284,956
	Classys, Inc.	5,466	281,181
*	CLIO Cosmetics Co. Ltd.	1,429	13,149
*	CoAsia Corp.	4,353	17,893
	Com2uSCorp	1,185	30,268
	Coocon Corp.	1,358	31,273
*	Coreana Cosmetics Co. Ltd.	10,367	15,795
	Cosmax, Inc.	2,473	346,922
	Cosmecca Korea Co. Ltd.	2,209	147,697
*	CosmoAM&T Co. Ltd.	2,340	82,307
*	Cosmochemical Co. Ltd.	2,885	33,095
	Coway Co. Ltd.	19,589	1,133,423
	Cowintech Co. Ltd.	3,032	39,095
	CR Holdings Co. Ltd.	8,100	26,568
*	Creative & Innovative System	16,624	152,596
*	CS Bearing Co. Ltd.	3,968	16,383
	CS Wind Corp.	11,696	329,678
*	CTC BIO, Inc.	2,673	7,929
		Shares	Value»
SOUTH KOREA — (Continued)
*	Cube Entertainment, Inc.	1,866	$17,031
	Cuckoo Holdings Co. Ltd.	3,956	74,475
	Cuckoo Homesys Co. Ltd.	2,616	42,787
*	Curexo, Inc.	2,908	39,992
*	Cymechs, Inc.	2,223	27,739
	D.I Corp.	2,730	64,537
*††	DA Technology Co. Ltd.	29,845	788
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	23,841
	Dae Won Kang Up Co. Ltd.	18,572	53,828
*	Daea TI Co. Ltd.	7,647	22,350
	Daebongls Co. Ltd.	1,258	10,543
	Daechang Forging Co. Ltd.	2,649	12,295
	Daedong Corp.	8,930	61,086
	Daeduck Co. Ltd.	9,954	75,852
	Daeduck Electronics Co. Ltd.	13,134	570,726
	Daehan Flour Mill Co. Ltd.	512	51,514
	Daehan Steel Co. Ltd.	4,293	31,286
*	Daeho AL Co. Ltd.	10,353	9,982
#*	Dae-Il Corp.	10,593	82,118
*	Daejoo Electronic Materials Co. Ltd.	2,305	120,674
	Daesang Corp.	9,682	145,741
	Daesang Holdings Co.. Ltd.	6,972	46,831
*	Daesung Energy Co. Ltd.	2,270	12,979
*	Daesung Private Equity, Inc.	2,638	3,058
*	Daewon Cable Co. Ltd.	8,447	21,760
*	Daewon Pharmaceutical Co. Ltd.	5,036	40,477
	Daewon San Up Co. Ltd.	6,131	55,221
#*	Daewoo Engineering & Construction Co. Ltd.	60,458	207,646
	Daihan Pharmaceutical Co. Ltd.	2,228	44,935
	Daishin Securities Co. Ltd.	13,697	297,186
#*	Danal Co. Ltd.	11,688	74,061
	Daol Investment & Securities Co. Ltd.	15,603	44,180

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daou Data Corp.	7,570	$146,765
	Daou Technology, Inc.	14,004	515,375
*	Dasan Networks, Inc.	6,597	16,491
*	Dawonsys Co. Ltd.	8,387	19,136
	DB HiTek Co. Ltd.	10,659	777,690
	DB Insurance Co. Ltd.	10,767	1,063,020
	DB Securities Co. Ltd.	12,270	114,986
*	DB, Inc.	25,215	32,054
*	DE&T Co. Ltd.	5,821	22,646
	Dear U Co. Ltd.	2,034	52,857
	Dentium Co. Ltd.	2,353	78,471
*	Deutsch Motors, Inc.	11,957	36,558
	Device Co. Ltd.	1,929	20,709
*	Devsisters Co. Ltd.	2,166	57,589
	DI Dong Il Corp.	4,907	68,327
	Digital Daesung Co. Ltd.	8,734	49,133
*	DIO Corp.	1,625	17,889
	DIT Corp.	3,167	47,901
*††	DKME	116,791	30,427
#	DL E&C Co. Ltd.	9,658	296,506
	DL Holdings Co. Ltd.	4,248	121,757
††	DMS Co. Ltd.	10,092	16,645
	DN Automotive Corp.	12,325	215,061
	Dohwa Engineering Co. Ltd.	5,055	21,454
	Dong-A ST Co. Ltd.	1,620	61,586
	Dongbang Transport Logistics Co. Ltd.	19,699	36,160
	Dongjin Semichem Co. Ltd.	12,771	491,546
*	DongKook Pharmaceutical Co. Ltd.	9,657	125,590
	Dongkuk CM Co. Ltd.	2,480	9,093
	Dongkuk Holdings Co. Ltd.	5,999	31,598
	Dongkuk Industries Co. Ltd.	13,609	26,934
	Dongkuk Steel Mill Co. Ltd.	9,971	61,020
	Dongsuh Cos., Inc.	6,190	111,683
	Dongsung Chemical Co. Ltd.	15,367	46,748
	Dongsung Finetec Co. Ltd.	5,270	103,231
*	Dongwha Enterprise Co. Ltd.	4,747	35,347
	Dongwon Development Co. Ltd.	20,377	41,805
	Dongwon Industries Co. Ltd.	4,932	141,982
	Dongwon Systems Corp.	1,631	31,483
		Shares	Value»
SOUTH KOREA — (Continued)
	Dongwoon Anatech Co. Ltd.	3,006	$62,803
	Dongyang E&P, Inc.	2,221	48,343
#	Doosan Bobcat, Inc.	15,747	641,091
	Doosan Co. Ltd.	458	268,414
*	Doosan Enerbility Co. Ltd.	6,516	406,768
*	Doosan Fuel Cell Co. Ltd.	5,747	134,684
	Doosan Tesna, Inc.	3,044	141,664
	Douzone Bizon Co. Ltd.	3,591	242,302
*	Dream Security Co. Ltd.	22,618	26,710
*	Dreamtech Co. Ltd.	13,722	75,124
*	DRTECH Corp.	6,589	9,179
	DS Dansuk Co. Ltd.	2,697	36,514
*	DSK Co. Ltd.	6,678	37,142
*	Duchembio Co. Ltd.	1,380	9,586
*	Duk San Neolux Co. Ltd.	3,143	84,998
*	Duksan Hi-Metal Co. Ltd.	4,073	25,078
*	Duksan Techopia Co. Ltd.	1,334	18,127
	DY POWER Corp.	1,158	10,536
	E1 Corp.	602	37,103
	Easy Bio, Inc.	5,478	26,747
	Easy Holdings Co. Ltd.	19,016	68,783
	Ecoplastic Corp.	18,180	40,254
*	Ecopro BM Co. Ltd.	1,513	242,360
	Ecopro Co. Ltd.	5,516	618,803
	Ecopro HN Co. Ltd.	2,169	62,184
*	Elentec Co. Ltd.	2,809	20,289
#	E-MART, Inc.	6,382	402,825
*	EM-Tech Co. Ltd.	3,371	19,118
*	Enchem Co. Ltd.	1,421	94,579
	ENF Technology Co. Ltd.	4,496	182,148
*††	Enplus Co. Ltd.	931	1,239
	Eo Technics Co. Ltd.	427	110,154
*	Eubiologics Co. Ltd.	8,761	75,913
	Eugene Corp.	18,634	51,656
	Eugene Investment & Securities Co. Ltd.	27,685	82,042
	Eugene Technology Co. Ltd.	3,965	301,530
*	EV Advanced Material Co. Ltd.	16,759	23,144
*	E-World	9,298	10,290
	Exicon Co. Ltd.	2,110	35,656
#	F&F Co. Ltd.	6,006	303,588
*	Fine M-Tec Co. Ltd.	2,738	17,995
*	Fine Semitech Corp.	2,729	88,077
*††	Flask Co. Ltd.	4,587	1,415
*	Foosung Co. Ltd.	8,532	49,898
	Fursys, Inc.	1,797	52,754

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Gabia, Inc.	4,174	$96,707
*	GAEASOFT	6,369	34,725
	Galaxia Moneytree Co. Ltd.	2,236	17,131
*	GAMSUNG Corp. Co. Ltd.	22,439	107,508
*	Gaon Cable Co. Ltd.	659	39,919
*	GC Cell Corp.	2,823	52,560
*	Genexine, Inc.	12,814	44,776
*	Genic Co. Ltd.	1,391	15,785
	Geumhwa PSC Co. Ltd.	1,944	44,715
	Global Standard Technology Co. Ltd.	5,893	118,106
*	Global Tax Free Co. Ltd.	14,089	45,650
#	GnCenergy Co. Ltd.	2,911	73,342
	GOLFZON Co. Ltd.	2,157	90,806
	Gradiant Corp.	4,131	32,991
	Green Chemical Co. Ltd.	1,042	4,431
#	Green Cross Corp.	1,952	222,945
	Green Cross Holdings Corp.	7,289	78,919
	GS Engineering & Construction Corp.	21,793	282,916
*	GS P&L Co. Ltd.	3,407	121,227
#	HAESUNG DS Co. Ltd.	5,246	232,762
	Han Kuk Carbon Co. Ltd.	9,411	220,284
	Hana Financial Group, Inc.	70,354	4,888,319
*	Hana Materials, Inc.	1,604	73,665
*	Hana Micron, Inc.	20,978	543,043
*	Hana Pharm Co. Ltd.	1,361	9,741
	Hana Tour Service, Inc.	3,033	97,305
*	Hanall Biopharma Co. Ltd.	2,248	80,234
*	Hancom, Inc.	6,331	112,962
	Handok, Inc.	3,487	27,474
	Handsome Co. Ltd.	2,844	36,632
	Hanjin Kal Corp.	2,408	188,027
	Hanjin Logistics Corp.	2,881	39,690
*	HanJung Natural Connectivity System Co. Ltd.	1,156	40,891
	Hankook Cosmetics Manufacturing Co. Ltd.	267	9,204
	Hankook Shell Oil Co. Ltd.	262	79,207
	Hankook Tire & Technology Co. Ltd.	27,803	1,229,693
		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanmi Semiconductor Co. Ltd.	8,545	$1,236,094
	HanmiGlobal Co. Ltd.	4,233	54,997
	Hannong Chemicals, Inc.	1,919	34,401
*	Hanon Systems	101,006	229,567
	Hansae Co. Ltd.	4,085	39,623
#	Hansol Chemical Co. Ltd.	3,222	627,333
*	Hansol IONES Co. Ltd.	2,622	25,529
	Hansol Paper Co. Ltd.	2,130	12,436
	Hansol Technics Co. Ltd.	10,728	44,426
*	Hanssem Co. Ltd.	2,297	74,175
*	Hanwha Engine	11,849	445,697
*	Hanwha Galleria Corp.	52,849	66,988
*	Hanwha General Insurance Co. Ltd.	27,895	117,293
*	Hanwha Investment & Securities Co. Ltd.	36,993	163,846
#*	Hanwha Life Insurance Co. Ltd.	58,848	142,280
*	Hanwha Ocean Co. Ltd.	3,356	322,282
	Hanwha Solutions Corp.	25,968	495,798
*	Hanwha Vision Co. Ltd.	3,652	155,696
*	Hanyang Digitech Co. Ltd.	2,583	47,785
	Hanyang Eng Co. Ltd.	4,313	93,624
	Hanyang Securities Co. Ltd.	3,629	51,369
*	Harim Co. Ltd.	20,657	43,761
	Harim Holdings Co. Ltd.	26,320	262,119
	HB SOLUTION Co. Ltd.	7,112	11,260
	HB Technology Co. Ltd.	31,571	45,983
	HD Construction Equipment Co. Ltd.	12,694	955,586
	HD Hyundai Co. Ltd.	6,400	1,038,642
	HD Hyundai Electric Co. Ltd.	4,566	2,797,336
*	HD Hyundai Energy Solutions Co. Ltd.	1,140	42,015
	HD Hyundai Heavy Industries Co. Ltd.	2,578	1,026,122

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,413	$1,836,899
	HDC Holdings Co. Ltd.	16,074	211,465
	HDC Hyundai Development Co-Engineering & Construction	11,463	163,563
*	HD-Hyundai Marine Engine	2,496	152,885
*	Hecto Innovation Co. Ltd.	3,956	53,133
*	Helixmith Co. Ltd.	11,710	53,542
*	Heung-A Shipping Co. Ltd.	29,145	35,159
*	HFR, Inc.	900	8,590
*	High Tech Pharm Co. Ltd.	1,900	15,546
	HK inno N Corp.	6,518	254,136
	HL Holdings Corp.	2,230	70,626
	HL Mando Co. Ltd.	16,916	749,530
*	HLB Biostep Co. Ltd.	14,531	14,527
*	HLB Global Co. Ltd.	7,107	10,974
*	Hlb Pharma Ceutical Co. Ltd.	2,416	27,776
*	HLB, Inc.	4,622	177,274
#	HMM Co. Ltd.	41,447	574,483
#*	Hotel Shilla Co. Ltd.	8,546	273,678
#*	HPSP Co. Ltd.	12,385	397,017
	HS Hyosung Advanced Materials Corp.	1,021	167,122
*	HS Hyosung Corp.	689	29,619
	HS Industries Co. Ltd.	14,609	33,744
#*	Hugel, Inc.	1,341	256,259
*	Humasis Co. Ltd.	38,484	26,607
	Humedix Co. Ltd.	2,503	76,079
	Huons Co. Ltd.	2,422	46,205
	Huons Global Co. Ltd.	2,407	84,782
	Husteel Co. Ltd.	17,299	49,735
	Hwa Shin Co. Ltd.	9,790	63,262
	Hwaseung Enterprise Co. Ltd.	8,077	28,257
#	HYBE Co. Ltd.	1,498	387,161
	Hy-Lok Corp.	3,204	74,718
	Hyosung Corp.	3,097	326,993
	Hyosung Heavy Industries Corp.	859	1,540,668
	Hyosung TNC Corp.	1,134	295,530
#	Hyundai Autoever Corp.	1,463	469,019
		Shares	Value»
SOUTH KOREA — (Continued)
	Hyundai BNG Steel Co. Ltd.	4,900	$45,722
	HYUNDAI Corp.	2,641	41,436
#	Hyundai Department Store Co. Ltd.	7,377	479,404
	Hyundai Elevator Co. Ltd.	4,692	306,611
	Hyundai Engineering & Construction Co. Ltd.	15,451	1,096,751
	Hyundai Futurenet Co. Ltd.	10,966	24,564
	Hyundai GF Holdings	4,058	26,075
	Hyundai Glovis Co. Ltd.	10,996	1,853,917
	Hyundai Green Food	8,649	91,709
	Hyundai Home Shopping Network Corp.	1,634	65,694
	Hyundai Hyms Co. Ltd.	1,583	19,608
*	Hyundai Marine & Fire Insurance Co. Ltd.	28,221	550,208
	Hyundai Mobis Co. Ltd.	6,497	2,030,032
	Hyundai Motor Co.	26,412	9,194,161
	Hyundai Motor Securities Co. Ltd.	14,044	92,612
#	Hyundai Movex Co. Ltd.	9,201	201,212
	Hyundai Steel Co.	13,436	291,602
	Hyundai Wia Corp.	8,192	489,126
	HyVision System, Inc.	3,859	46,761
*	i3system, Inc.	1,104	99,616
*††	Icure Pharm, Inc.	2,386	2,699
	iFamilySC Co. Ltd.	3,749	39,157
*	Iljin Electric Co. Ltd.	5,713	263,582
*	Iljin Holdings Co. Ltd.	3,076	16,641
*	Iljin Hysolus Co. Ltd.	1,181	11,612
	Iljin Power Co. Ltd.	4,220	45,057
	Ilshin Spinning Co. Ltd.	8,435	77,030
††	Ilyang Pharmaceutical Co. Ltd.	2,889	19,645
	iM Financial Group Co. Ltd.	77,345	831,660
	iMarketKorea, Inc.	7,898	42,759
	InBody Co. Ltd.	3,960	89,713
	Incar Financial Service Co. Ltd.	7,269	79,876
	Industrial Bank of Korea	73,356	1,127,035
	Infinitt Healthcare Co. Ltd.	5,469	26,669
	Inhwa Precision Co. Ltd.	902	26,844

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Innocean Worldwide, Inc.	7,404	$97,649
*	InnoWireless Co. Ltd.	1,882	38,644
#	Innox Advanced Materials Co. Ltd.	6,188	139,526
*	Insun ENT Co. Ltd.	9,383	28,468
	Intellian Technologies, Inc.	993	72,128
	Intelligent Digital Integrated Security Co. Ltd.	1,743	21,599
*	Interflex Co. Ltd.	5,184	44,584
	INTOPS Co. Ltd.	4,192	64,299
	iNtRON Biotechnology, Inc.	4,530	12,418
	INVENI Co. Ltd.	755	40,961
	IS Dongseo Co. Ltd.	4,729	77,204
	ISC Co. Ltd.	1,934	200,131
	i-SENS, Inc.	3,076	34,995
*	ISU Abxis Co. Ltd.	3,988	16,312
*	ISU Chemical Co. Ltd.	5,097	32,198
	IsuPetasys Co. Ltd.	13,854	1,118,927
*	ITEK, Inc.	8,093	47,099
*	ITM Semiconductor Co. Ltd.	1,624	12,534
*	Jahwa Electronics Co. Ltd.	7,183	149,186
#	JB Financial Group Co. Ltd.	46,009	802,759
*	Jeju Air Co. Ltd.	5,570	20,916
*	Jeju Semiconductor Corp.	3,967	117,165
*	JETEMA Co. Ltd.	3,077	22,795
*	Jin Air Co. Ltd.	7,107	33,422
	Jinsung T.E.C.	6,490	64,405
*	JNTC Co. Ltd.	3,202	53,794
*	JoyCity Corp.	1,775	3,660
	Jungdawn Co. Ltd.	5,776	10,267
#	Jusung Engineering Co. Ltd.	9,605	273,165
	JVM Co. Ltd.	1,903	33,447
	JW Life Science Corp.	4,771	42,733
#	JYP Entertainment Corp.	8,047	409,521
	K Car Co. Ltd.	5,037	53,858
	Kakao Corp.	10,788	458,536
*	Kakao Games Corp.	15,718	193,291
#	KakaoBank Corp.	18,837	298,801
*	Kakaopay Corp.	2,541	111,017
*	Kangwon Energy Co. Ltd.	3,155	37,773
	KB Financial Group, Inc. (105560 KS)	59,620	5,580,429
	KB Financial Group, Inc. (KB US), ADR	10,427	979,825
		Shares	Value»
SOUTH KOREA — (Continued)
*	KBI Dongyang Steel Pipe Co. Ltd.	12,520	$15,998
	KC Co. Ltd.	2,295	53,141
	KC Tech Co. Ltd.	2,990	96,874
	KCC Corp.	1,096	370,588
	KCC Glass Corp.	2,769	51,693
	KCTC	13,067	61,136
*	KEC Corp.	72,307	40,006
*	Kencoa Aerospace Co.	1,964	40,559
	KEPCO Engineering & Construction Co., Inc.	882	80,084
	KEPCO Plant Service & Engineering Co. Ltd.	6,573	254,801
	KG Chemical Corp.	16,105	66,100
	KG Dongbusteel	14,535	56,670
	KG Eco Solution Co. Ltd.	7,812	35,737
*	KG Mobility Co.	17,812	47,981
	Kginicis Co. Ltd.	7,291	58,334
*	KH Vatec Co. Ltd.	7,958	105,526
	Kia Corp.	67,227	7,153,164
	KINX, Inc.	1,034	95,243
	KISCO Corp.	5,433	35,331
	KISCO Holdings Co. Ltd.	2,780	46,424
	KISWIRE Ltd.	5,402	81,115
#	KIWOOM Securities Co. Ltd.	5,698	1,751,447
*	KMW Co. Ltd.	3,770	49,326
*	KNJ Co. Ltd.	1,991	38,506
#	Koh Young Technology, Inc.	7,780	180,798
	Kolmar Holdings Co. Ltd.	4,314	30,113
	Kolon Corp.	3,612	150,736
*	Kolon Enp, Inc.	7,122	49,789
	Kolon Global Corp.	2,282	14,326
	Kolon Industries, Inc.	5,441	206,736
*	Kolon Life Science, Inc.	583	26,199
	KoMiCo Ltd.	2,410	209,665
#	KONA I Co. Ltd.	3,514	149,732
	Korea Asset In Trust Co. Ltd.	14,361	25,969
#*	Korea Circuit Co. Ltd.	4,117	199,340
	Korea District Heating Corp.	743	51,376
	Korea Electric Terminal Co. Ltd.	2,625	136,136
	Korea Electronic Power Industrial Development Co. Ltd.	3,147	29,841

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Korea Export Packaging Industrial Co. Ltd.	8,450	$18,860
*	Korea Fuel-Tech Corp.	10,279	55,877
	Korea Gas Corp.	3,649	101,382
*	Korea Information & Communications Co. Ltd.	7,274	40,836
	Korea Information Certificate Authority, Inc.	8,741	40,493
	Korea Investment Holdings Co. Ltd.	14,096	2,108,686
*	Korea Line Corp.	63,594	86,061
	Korea Movenex Co. Ltd.	14,544	58,580
	Korea Petrochemical Ind Co. Ltd.	1,020	110,661
	Korea Petroleum Industries Co.	1,683	18,640
	Korea Ratings Corp.	564	37,941
*	Korea Real Estate Investment & Trust Co. Ltd.	61,936	52,419
#	Korea Zinc Co. Ltd.	1,239	1,614,035
	Korean Air Lines Co. Ltd.	52,686	849,463
	Korean Reinsurance Co.	70,890	579,144
	Koryo Credit Information Co. Ltd.	2,209	15,327
	KPX Chemical Co. Ltd.	1,008	33,711
*	KPX Electrochem Co. Ltd.	1,121	6,914
*	Krafton, Inc.	5,768	1,012,607
	KSS LINE Ltd.	8,802	59,242
	KT Corp. (KT US), Sponsored ADR	12,498	261,458
	KT Skylife Co. Ltd.	9,022	30,559
	KTCS Corp.	9,824	18,641
*	Kukjeon Pharmaceutical Co. Ltd.	2,139	4,718
	Kumho Petrochemical Co. Ltd.	3,535	353,077
*	Kumho Tire Co., Inc.	55,881	233,289
*	Kwangmu Co. Ltd.	6,350	10,097
	KX Innovation Co. Ltd.	3,585	8,600
	Kyeryong Construction Industrial Co. Ltd.	3,118	46,629
	Kyobo Securities Co. Ltd.	10,116	83,483
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kyung Dong Navien Co. Ltd.	3,051	$121,888
	KZ Precision Corp.	3,100	30,161
*	L&F Co. Ltd.	1,112	96,864
*	L&K Biomed Co. Ltd.	1,817	20,000
*	LabGenomics Co. Ltd.	14,945	18,175
*	Lake Materials Co. Ltd.	11,606	213,983
*	LB Semicon, Inc.	19,980	64,829
	Lee Ku Industrial Co. Ltd.	6,154	25,309
	LEENO Industrial, Inc.	10,346	753,268
	LF Corp.	4,962	66,168
	LG Corp.	12,299	780,720
*	LG Display Co. Ltd. (034220 KS)	74,561	601,195
*	LG Display Co. Ltd. (LPL US), ADR	22,286	88,475
	LG Electronics, Inc.	34,829	2,388,006
*	LG Energy Solution Ltd.	1,911	525,308
#	LG H&H Co. Ltd.	2,038	370,327
*	LG HelloVision Co. Ltd.	6,380	10,258
	LG Innotek Co. Ltd.	5,465	927,965
	LG Uplus Corp.	95,297	1,058,716
*	LigaChem Biosciences, Inc.	828	116,016
*	LOT Vacuum Co. Ltd.	4,434	42,297
	Lotte Chemical Corp.	3,063	176,771
	Lotte Corp.	7,012	152,365
*	Lotte Data Communication Co.	1,829	26,942
#*	Lotte Energy Materials Corp.	8,382	224,881
	LOTTE Fine Chemical Co. Ltd.	7,873	258,706
*	Lotte Non-Life Insurance Co. Ltd.	16,008	18,454
#	Lotte Rental Co. Ltd.	8,583	183,623
	Lotte Shopping Co. Ltd.	2,687	156,796
	Lotte Wellfood Co. Ltd.	980	78,948
#	LS Corp.	4,239	668,468
	LS Eco Energy Ltd.	3,866	109,798
	LS Electric Co. Ltd.	3,138	1,222,876
	LTC Co. Ltd.	2,396	45,697
*	LVMC Holdings	48,539	50,000
	LX Hausys Ltd.	2,738	55,023
	LX Semicon Co. Ltd.	4,073	154,478
	Macquarie Korea Infrastructure Fund	89,053	692,128
	Maeil Dairies Co. Ltd.	1,289	31,564
*	Manyo Co. Ltd.	1,896	18,947
	Mcnex Co. Ltd.	5,307	111,964

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Medipost Co. Ltd.	4,081	$67,784
	Medytox, Inc.	965	89,783
*	Meerecompany, Inc.	1,878	23,500
	MegaStudy Co. Ltd.	3,816	29,410
	MegaStudyEdu Co. Ltd.	2,874	92,836
	Meritz Financial Group, Inc.	22,383	1,809,821
	META BIOMED Co. Ltd.	5,123	17,323
	Mgame Corp.	7,410	29,524
	Mi Chang Oil Industrial Co. Ltd.	382	32,331
#*	MiCo Ltd.	11,862	144,508
#*	Mirae Asset Life Insurance Co. Ltd.	21,538	140,509
	Mirae Asset Securities Co. Ltd.	25,944	769,123
#	Mirae Asset Venture Investment Co. Ltd.	5,218	63,917
	Misto Holdings Corp.	13,458	438,236
	Miwon Chemicals Co. Ltd.	571	38,085
	Miwon Commercial Co. Ltd.	703	67,804
*	Miwon Holdings Co. Ltd.	253	12,189
	Miwon Specialty Chemical Co. Ltd.	519	48,677
*	MK Electron Co. Ltd.	8,599	59,728
	MNTech Co. Ltd.	3,027	24,878
	Modetour Network, Inc.	2,945	23,056
*	MONAYONGPYONG	12,765	28,003
*	Motrex Co. Ltd.	7,187	48,228
*	MS Autotech Co. Ltd.	6,080	9,483
	Myoung Shin Industrial Co. Ltd.	9,729	61,945
	Namhae Chemical Corp.	10,948	52,067
	Namuga Co. Ltd.	3,369	58,430
	Namyang Dairy Products Co. Ltd.	1,079	35,841
	NAVER Corp.	4,209	800,054
	NCSoft Corp.	1,508	245,232
	NeoPharm Co. Ltd.	4,164	54,080
	Neosem, Inc.	2,981	32,017
*	Neowiz	3,403	71,932
	Neowiz Holdings Corp.	1,665	33,968
*	Nepes Ark Corp.	3,300	42,223
*	NEPES Corp.	6,613	87,220
*	Neptune Co.	8,029	29,963
Ω	Netmarble Corp.	5,521	201,960
	New Power Plasma Co. Ltd.	10,930	46,432
	Newflex Technology Co. Ltd.	3,847	17,830
		Shares	Value»
SOUTH KOREA — (Continued)
	Nexen Corp.	9,997	$41,504
	Nexen Tire Corp.	10,946	61,125
*	Nexon Games Co. Ltd.	3,344	30,741
	NEXTIN, Inc.	1,984	135,075
	NH Investment & Securities Co. Ltd.	43,382	813,342
	NHN Corp.	7,149	159,927
	NHN KCP Corp.	8,874	139,233
	NICE Holdings Co. Ltd.	9,918	95,927
	Nice Information & Telecommunication, Inc.	3,525	59,501
	NICE Information Service Co. Ltd.	14,058	169,032
	Nong Shim Holdings Co. Ltd.	900	55,143
	NongShim Co. Ltd.	1,148	323,601
	NOVAREX Co. Ltd.	4,575	44,504
*	Novatech Co. Ltd.	1,574	32,799
*	OCI Co. Ltd.	1,129	55,122
*	OCI Holdings Co. Ltd.	4,161	331,884
*	Okins Electronics Co. Ltd.	3,319	29,528
*	Orbitech Co. Ltd.	3,429	10,582
	Oriental Precision & Engineering Co. Ltd.	7,890	45,636
	Orion Corp.	6,561	534,055
#	Orion Holdings Corp.	9,024	130,643
	Osang Healthcare Co. Ltd.	980	7,707
*	OSTEONIC Co. Ltd.	3,992	17,258
*	Osung Advanced Materials Co. Ltd.	28,148	29,750
#	Otoki Corp.	786	210,298
	Pan Ocean Co. Ltd.	99,588	324,423
	Pang Rim Co. Ltd.	3,379	12,692
#	Park Systems Corp.	1,480	310,896
*	Partron Co. Ltd.	16,213	80,734
#*	Pearl Abyss Corp.	5,607	222,233
*	Pentastone Electronics, Inc.	5,205	26,966
#	People & Technology, Inc.	7,981	292,008
*	Peptron, Inc.	609	129,018
	PHA Co. Ltd.	3,537	28,954
*	PharmaResearch Co. Ltd.	1,922	630,705
#*	Pharmicell Co. Ltd.	12,469	120,973
	Philenergy Co. Ltd.	845	9,945
*	Philoptics Co. Ltd.	1,555	59,143
	PI Advanced Materials Co. Ltd.	3,994	44,907
*	PKC Co. Ltd.	10,835	45,690
*	Polaris AI Corp.	10,698	13,512
*	Polaris Office Corp.	5,235	17,262

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Pond Group Co. Ltd.	6,680	$26,861
	Poongsan Holdings Corp.	2,812	80,956
	Posco DX Co. Ltd.	7,777	208,462
*	POSCO Future M Co. Ltd.	610	94,382
	Posco M-Tech Co. Ltd.	2,492	34,158
	POSCO Steeleon Co. Ltd.	1,308	36,952
*	Power Logics Co. Ltd.	9,071	35,820
*	Prestige Biologics Co. Ltd.	3,146	6,423
	Protec Co. Ltd.	1,341	47,142
	PSK Holdings, Inc.	1,510	81,765
#	PSK, Inc.	7,547	318,827
	Pulmuone Co. Ltd.	3,936	35,818
*	Pumtech Korea Co. Ltd.	1,886	85,671
*	Rainbow Robotics	502	252,719
*	Refine Co. Ltd.	3,137	26,350
	RFHIC Corp.	3,309	109,281
*	Robostar Co. Ltd.	682	41,943
	Rorze Systems Corp.	3,344	22,640
	S&S Tech Corp.	4,117	257,300
#	S-1 Corp.	6,233	345,131
*	Sajo Industries Co. Ltd.	851	34,479
*	Sajodaerim Corp.	1,138	28,712
	Sam Young Electronics Co. Ltd.	4,997	39,351
	Sam Yung Trading Co. Ltd.	6,134	73,660
	Samchully Co. Ltd.	516	51,365
	SAMHWA Paints Industrial Co. Ltd.	2,824	13,638
††	Samick THK Co. Ltd.	2,406	6,243
*	Samil Pharmaceutical Co. Ltd.	3,172	22,082
*	Samji Electronics Co. Ltd.	5,168	81,584
	Samjin Pharmaceutical Co. Ltd.	2,505	33,543
	Sammok S-Form Co. Ltd.	2,476	33,978
*Ω	Samsung Biologics Co. Ltd.	832	1,005,481
	Samsung C&T Corp.	7,673	1,599,472
	Samsung Card Co. Ltd. (029780 KS)	8,028	316,480
	Samsung Electro-Mechanics Co. Ltd.	7,186	1,382,002
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung Electronics Co. Ltd. (005930 KS)	735,441	$81,247,633
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	1,074	2,956,637
	Samsung Engineering Co. Ltd.	58,595	1,247,271
*	Samsung Episholdings Co. Ltd.	447	188,191
	Samsung Fire & Marine Insurance Co. Ltd.	3,846	1,337,162
*	Samsung Heavy Industries Co. Ltd.	55,313	1,127,343
	Samsung Life Insurance Co. Ltd.	4,865	633,450
	Samsung SDI Co. Ltd.	8,210	2,209,839
	Samsung SDS Co. Ltd.	6,946	832,910
	Samsung Securities Co. Ltd.	16,103	1,010,756
*	SAMT Co. Ltd.	22,161	70,696
	Samwha Capacitor Co. Ltd.	2,639	57,706
#*	Samyang Biopharmaceuticals Corp.	2,043	135,689
	Samyang Corp.	532	17,549
	Samyang Foods Co. Ltd.	1,037	847,496
	Samyang Holdings Corp.	1,922	81,031
	Samyang Tongsang Co. Ltd.	846	33,513
	Samyoung Co. Ltd.	6,764	28,526
*	Sang-A Frontec Co. Ltd.	2,614	31,760
	Sangsin Energy Display Precision Co. Ltd.	1,713	18,064
	Saramin Co. Ltd.	3,271	29,526
	Satrec Initiative Co. Ltd.	829	112,673
#	SD Biosensor, Inc.	13,563	84,759
#	SeAH Besteel Holdings Corp.	6,461	328,546
	SeAH Holdings Corp.	419	47,008
	SeAH Steel Corp.	565	47,398
	SeAH Steel Holdings Corp.	837	78,942
	Sebang Co. Ltd.	6,012	60,442
#	Sebang Global Battery Co. Ltd.	3,144	138,908
	Seegene, Inc.	7,546	149,278

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Segyung Hitech Co. Ltd.	3,047	$10,580
#	Sejin Heavy Industries Co. Ltd.	6,360	85,046
*	Selvas AI, Inc.	2,362	21,618
*	Sempio Foods Co.	730	15,196
	Seobu T&D	15,654	191,002
*††	Seohee Construction Co. Ltd.	59,699	50,475
*	Seojin System Co. Ltd.	10,131	266,872
*	Seoul Auction Co. Ltd.	2,218	11,842
*	Seoul Semiconductor Co. Ltd.	13,507	72,673
	Seoyon Co. Ltd.	6,326	46,828
	Seoyon E-Hwa Co. Ltd.	9,093	95,539
*††	Sewon E&C Co. Ltd.	21,080	1,333
	SFA Engineering Corp.	5,348	124,850
*	SFA Semicon Co. Ltd.	15,960	85,950
*	SG Co. Ltd.	13,386	25,034
	SGC Energy Co. Ltd.	2,098	31,678
*	SHIFT UP Corp.	645	15,515
*	Shin Heung Energy & Electronics Co. Ltd.	9,114	41,139
	Shinhan Financial Group Co. Ltd. (055550 KS)	71,612	4,185,292
	Shinil Electronics Co. Ltd.	12,080	11,147
	Shinsegae International, Inc.	6,176	52,182
	Shinsegae, Inc.	3,096	685,910
*	Shinsung Delta Tech Co. Ltd.	2,201	121,275
*	Shinsung E&G Co. Ltd.	33,135	40,844
	Shinwon Corp.	17,258	16,841
#	Shinyoung Securities Co. Ltd.	1,583	193,441
*	Silicon2 Co. Ltd.	8,586	315,324
	Silla Co. Ltd.	2,472	15,758
*	SIMMTECH Co. Ltd.	1,830	75,734
	SIMPAC, Inc.	1,268	4,365
	Sindoh Co. Ltd.	2,207	72,319
*	Sinil Pharm Co. Ltd.	1,949	8,009
*	SK Biopharmaceuticals Co. Ltd.	5,142	419,549
#*	SK Bioscience Co. Ltd.	1,986	69,811
#	SK Chemicals Co. Ltd.	3,425	159,174
		Shares	Value»
SOUTH KOREA — (Continued)
	SK Discovery Co. Ltd.	4,063	$163,118
*	SK Eternix Co. Ltd.	7,447	104,735
	SK Gas Ltd.	931	150,271
	SK Hynix, Inc.	98,359	61,413,101
#*Ω	SK IE Technology Co. Ltd.	9,148	172,890
#	SK Innovation Co. Ltd.	7,792	604,527
	SK Networks Co. Ltd.	7,432	28,845
*	SK oceanplant Co. Ltd.	6,151	80,376
	SK Securities Co. Ltd.	105,586	69,321
	SK Telecom Co. Ltd. (017670 KS)	12,318	620,777
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,259	35,482
*	SKC Co. Ltd.	1,322	106,770
#	SL Corp.	8,218	316,456
#	SM Entertainment Co. Ltd.	2,517	201,888
*	SMEC Co. Ltd.	12,293	54,880
#	SNT Holdings Co. Ltd.	3,470	130,393
*	SOCAR, Inc.	1,653	13,663
*	S-Oil Corp.	11,496	844,554
	Solid, Inc.	11,725	69,053
#*	SOLUM Co. Ltd.	12,613	138,046
#	Solus Advanced Materials Co. Ltd.	12,096	68,120
*	Solux Co. Ltd.	8,090	23,662
	Songwon Industrial Co. Ltd.	7,797	49,073
*	Soop Co. Ltd.	2,487	127,172
	Soosan Industries Co. Ltd.	717	12,323
	Soulbrain Co. Ltd.	1,519	509,684
	Soulbrain Holdings Co. Ltd.	2,191	89,126
	SPC Samlip Co. Ltd.	730	25,556
	SPG Co. Ltd.	2,271	241,836
#	ST Pharm Co. Ltd.	3,063	339,975
	STIC Investments, Inc.	7,920	64,148
	Straffic Co. Ltd.	10,920	27,530
*	Studio Dragon Corp.	3,451	117,851
	Suheung Co. Ltd.	878	13,174
*	Sukgyung AT Co. Ltd.	508	20,619
*	Sung Kwang Bend Co. Ltd.	3,923	88,435
	Sungwoo Hitech Co. Ltd.	18,752	104,060
*	Sunjin Co. Ltd.	3,039	23,693
*	Suprema, Inc.	1,647	49,826
	SY Co. Ltd.	12,322	23,492
	SY Steel Tech, Inc.	4,151	10,071

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Synergy Innovation Co. Ltd.	10,345	$17,026
*	Synopex, Inc.	31,843	168,551
*	Systems Technology, Inc.	2,030	52,889
	T&L Co. Ltd.	1,763	67,155
	Taekwang Industrial Co. Ltd.	96	58,003
	TAEKYUNG BK Co. Ltd.	7,843	25,042
*	Taewoong Co. Ltd.	2,693	56,942
#*	Taihan Cable & Solution Co. Ltd.	9,077	184,231
	TCC Steel	1,820	21,460
*	TechWing, Inc.	4,055	138,850
	Telechips, Inc.	3,499	37,779
	TES Co. Ltd.	3,436	169,374
	TK Corp.	3,094	60,823
	TKG Huchems Co. Ltd.	6,654	92,257
	TLB Co. Ltd.	1,831	74,725
	Tokai Carbon Korea Co. Ltd.	1,889	308,948
*	Toptec Co. Ltd.	10,660	35,863
	Tovis Co. Ltd.	6,051	65,427
	TS Corp.	19,785	38,185
	TSE Co. Ltd.	713	38,301
	TYM Corp.	13,352	65,612
	UBCare Co. Ltd.	4,497	12,423
	Ubiquoss Holdings, Inc.	2,043	15,319
	Ubiquoss, Inc.	6,216	51,817
	Uju Electronics Co. Ltd.	1,935	42,329
*	Uni-Chem Co. Ltd.	17,481	14,345
	Unid Co. Ltd.	2,052	113,480
	Union Semiconductor Equipment & Materials Co. Ltd.	4,575	36,182
	Uniquest Corp.	4,583	20,491
*	Unison Co. Ltd.	24,842	17,220
*	UniTest, Inc.	4,160	41,430
*	Unitrontech Co. Ltd.	8,834	41,657
	Value Added Technology Co. Ltd.	2,975	42,588
*††	Vidente Co. Ltd.	19,231	8,324
	Vieworks Co. Ltd.	2,184	42,850
*	Vina Tech Co. Ltd.	633	41,652
	Vitzro Tech Co. Ltd.	4,197	31,372
*	Vitzrocell Co. Ltd.	8,826	128,290
*	VM, Inc.	2,268	46,842
*	VT Co. Ltd.	7,135	101,620
	Webcash Corp.	2,110	14,846
	Webzen, Inc.	6,567	78,706
*	Wemade Co. Ltd.	3,204	72,366
		Shares	Value»
SOUTH KOREA — (Continued)
	Whanin Pharmaceutical Co. Ltd.	4,395	$32,682
*	WINS Technet Co. Ltd.	3,865	29,455
	WiSoL Co. Ltd.	7,794	33,026
*	Won Tech Co. Ltd.	15,831	112,175
#*	Wonik Holdings Co. Ltd.	13,526	394,015
	WONIK IPS Co. Ltd.	4,142	325,813
	Wonik Materials Co. Ltd.	3,195	88,127
	Wonik QnC Corp.	4,494	88,172
	Woojin, Inc.	3,958	71,364
*	Wooree Bio Co. Ltd.	2,288	3,209
	Woori Financial Group, Inc. (316140 KS)	187,705	3,926,568
*	Woori Technology Investment Co. Ltd.	12,348	72,327
*	Woori Technology, Inc.	17,348	107,959
*	Woosu AMS Co. Ltd.	5,919	12,993
	Worldex Industry & Trading Co. Ltd.	3,984	71,206
	Xexymix Corp.	5,593	20,420
	Y G-1 Co. Ltd.	9,847	61,344
*	YC Corp.	2,877	38,838
*	Yest Co. Ltd.	1,865	27,993
*	YG Entertainment, Inc.	1,871	96,837
*	YG PLUS	4,446	22,026
	Youlchon Chemical Co. Ltd.	1,863	35,042
	Young Poong Corp.	1,946	87,389
#	Youngone Corp.	6,781	428,317
	Youngone Holdings Co. Ltd.	2,901	416,692
	Yuanta Securities Korea Co. Ltd.	37,741	120,865
	YuHwa Securities Co. Ltd.	13,635	27,844
*	Yungjin Pharmaceutical Co. Ltd.	19,061	25,253
	Yunsung F&C Co. Ltd.	461	11,628
*	Zeus Co. Ltd.	6,988	94,812
TOTAL SOUTH KOREA			315,609,283
TAIWAN — (22.4%)
	104 Corp.	5,000	35,229
	91APP, Inc.	28,000	58,818
	Aaeon Technology, Inc.	11,546	46,389
	ABC Taiwan Electronics Corp.	42,860	40,716

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Abico Avy Co. Ltd.	66,936	$99,070
#	Ability Enterprise Co. Ltd.	115,907	310,072
	Ability Opto-Electronics Technology Co. Ltd.	19,528	67,821
	AcBel Polytech, Inc.	373,757	583,887
	Accton Technology Corp.	82,858	2,896,984
	Acer Cyber Security, Inc.	5,157	26,662
	Acer E-Enabling Service Business, Inc.	7,000	45,642
#	Acer, Inc.	1,135,287	902,125
#	ACES Electronic Co. Ltd.	60,117	122,318
#	Acter Group Corp. Ltd.	42,534	846,562
	Action Electronics Co. Ltd.	103,000	34,442
	Actron Technology Corp.	26,000	106,748
	ADATA Technology Co. Ltd.	143,180	1,620,530
	Addcn Technology Co. Ltd.	18,913	99,502
*	Adimmune Corp.	149,000	90,101
	Adlink Technology, Inc.	27,000	53,121
#	Advanced Ceramic X Corp.	21,000	102,827
#	Advanced Energy Solution Holding Co. Ltd.	19,000	671,650
	Advanced International Multitech Co. Ltd.	67,000	150,412
#*	Advanced Optoelectronic Technology, Inc.	49,000	25,858
	Advanced Power Electronics Corp.	29,000	84,315
	Advanced Wireless Semiconductor Co.	52,000	183,801
	Advancetek Enterprise Co. Ltd.	131,908	124,548
	Advantech Co. Ltd.	87,959	830,087
#	Aero Win Technology Corp.	10,000	12,797
	AGV Products Corp.	230,172	77,420
	AIC, Inc.	13,121	156,836
#	Airoha Technology Corp.	14,000	192,561
	Airtac International Group	36,382	1,316,686
		Shares	Value»
TAIWAN — (Continued)
	Alchip Technologies Ltd.	18,000	$1,767,229
	Alexander Marine Co. Ltd.	6,163	36,123
*	Algoltek, Inc.	11,000	17,306
#*	ALI Corp.	45,579	37,056
	All Ring Tech Co. Ltd.	30,000	361,143
	Allied Circuit Co. Ltd.	16,176	112,343
#	Allied Supreme Corp.	17,000	129,771
	Allis Electric Co. Ltd.	67,603	264,089
	Alltek Technology Corp.	99,813	104,799
	Alltop Technology Co. Ltd.	23,751	186,949
#	Altek Corp.	157,102	194,399
	Amazing Microelectronic Corp.	33,144	88,349
	Ambassador Hotel	103,000	141,830
	AMPACS Corp.	37,000	32,494
	Ampak Technology, Inc.	18,000	35,839
	Ampire Co. Ltd.	52,000	43,915
	Ample Electronic Technology Co. Ltd.	5,450	30,613
#	AMPOC Far-East Co. Ltd.	50,968	173,875
	AmTRAN Technology Co. Ltd.	225,013	144,624
*	Amulaire Thermal Technology, Inc.	40,000	40,429
	Anderson Industrial Corp.	43,000	37,665
	Anji Technology Co. Ltd.	37,337	40,389
	Anpec Electronics Corp.	5,000	41,128
	Aopen, Inc.	13,000	21,179
	Apac Opto Electronics, Inc.	18,000	40,982
	Apacer Technology, Inc.	46,506	179,610
	APAQ Technology Co. Ltd.	8,000	41,603
	Apex Biotechnology Corp.	37,477	34,646
#	Apex Dynamics, Inc.	7,000	170,804
#*	Apex International Co. Ltd.	89,723	90,283
	Apex Science & Engineering	71,628	25,994
	ARBOR Technology Corp.	19,000	25,027
	Arcadyan Technology Corp.	59,755	339,354
	Ardentec Corp.	239,411	1,205,787

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	ARES International Corp.	14,000	$22,456
	Argosy Research, Inc.	31,558	156,224
	Arizon RFID Technology Cayman Co. Ltd.	7,000	23,945
	ASE Technology Holding Co. Ltd.	441,089	4,100,853
	Asia Cement Corp.	560,696	625,629
#	Asia Optical Co., Inc.	108,000	554,258
	Asia Polymer Corp.	144,385	63,460
	Asia Tech Image, Inc.	26,000	62,777
	Asia Vital Components Co. Ltd.	59,422	2,699,685
	ASIX Electronics Corp.	19,000	57,601
	ASMedia Technology, Inc.	6,312	257,418
	ASolid Technology Co. Ltd.	8,000	27,562
	ASPEED Technology, Inc.	8,258	2,309,399
	ASROCK, Inc.	19,000	129,159
#	Asustek Computer, Inc.	70,996	1,115,331
	ATE Energy International Co. Ltd.	43,000	37,184
	Aten International Co. Ltd.	45,000	86,134
	Auden Techno Corp.	17,000	95,718
	Audix Corp.	42,800	90,345
#	AUO Corp. (2409 TT)	1,365,400	591,397
	AUO Corp. (AUOTY US), Sponsored ADR	3,683	15,652
	AURAS Technology Co. Ltd.	11,000	314,751
	Aurora Corp.	23,585	41,015
	Avalue Technology, Inc.	25,000	70,957
	Avermedia Technologies	37,000	45,833
	Axiomtek Co. Ltd.	34,383	90,247
	Azurewave Technologies, Inc.	41,000	76,448
	Bafang Yunji International Co. Ltd.	18,000	101,088
	Bank of Kaohsiung Co. Ltd.	327,519	124,792
	Basso Industry Corp.	59,000	64,102
	BenQ Materials Corp.	83,000	51,259
*	BES Engineering Corp.	742,562	322,038
		Shares	Value»
TAIWAN — (Continued)
	Best Precision Industrial Co. Ltd.	7,000	$23,189
*	Billion Electric Co. Ltd.	19,000	14,697
#*	Bin Chuan Enterprise Co. Ltd.	53,650	87,872
#*	Bionime Corp.	13,536	22,031
*	Biostar Microtech International Corp.	54,000	39,664
	Bioteque Corp.	23,010	87,743
	Bizlink Holding, Inc.	55,953	2,272,322
	Bonny Worldwide Ltd.	5,000	29,043
#	Bora Pharmaceuticals Co. Ltd.	27,583	527,437
	Brave C&H Supply Co. Ltd.	9,000	18,840
	Bright Led Electronics Corp.	47,100	29,991
	Brightek Optoelectronic Co. Ltd.	23,000	27,731
	Brighton-Best International Taiwan, Inc.	214,331	234,254
	Brillian Network & Automation Integrated System Co. Ltd.	15,208	150,123
	Brogent Technologies, Inc.	17,117	56,143
	C Sun Manufacturing Ltd.	17,062	127,569
*	Calin Technology Co. Ltd.	25,000	24,020
*	Caliway Biopharmaceuticals Co. Ltd.	39,000	203,859
*	Cameo Communications, Inc.	95,044	29,566
	Capital Futures Corp.	57,081	93,021
	Capital Securities Corp.	621,902	583,834
#*	Career Technology MFG. Co. Ltd.	213,235	110,086
	Castles Technology Co. Ltd.	40,862	73,595
	Caswell, Inc.	22,000	58,806
	Catcher Technology Co. Ltd.	148,509	948,473
	Cathay Chemical Works	17,000	25,925
	Cathay Consolidated, Inc.	13,799	40,809
#	Cathay Financial Holding Co. Ltd.	993,178	2,366,228

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Cathay Real Estate Development Co. Ltd.	278,300	$194,751
*	Cayman Engley Industrial Co. Ltd.	13,785	12,422
*	CCP Contact Probes Co. Ltd.	48,875	91,931
#	Celxpert Energy Corp.	39,764	47,235
	Cenra, Inc.	60,500	65,197
#	Center Laboratories, Inc.	301,494	384,188
#	Central Reinsurance Co. Ltd.	204,873	173,176
	Century Iron & Steel Industrial Co. Ltd.	59,000	253,413
	Chailease Holding Co. Ltd.	502,142	1,654,976
	Chain Chon Industrial Co. Ltd.	32,000	11,987
*	ChainQui Construction Development Co. Ltd.	41,171	19,242
	Chaintech Technology Corp.	32,000	28,891
	Champion Microelectronic Corp.	21,600	45,007
	Chang Hwa Commercial Bank Ltd.	1,240,233	802,807
#	Chang Wah Electromaterials, Inc.	170,240	248,134
#	Chang Wah Technology Co. Ltd.	199,500	364,940
#	Channel Well Technology Co. Ltd.	102,000	202,315
	Chant Sincere Co. Ltd.	28,000	45,235
#	Charoen Pokphand Enterprise	91,676	432,178
	CHC Healthcare Group	58,000	62,406
	CHC Resources Corp.	34,379	76,530
	Chen Full International Co. Ltd.	46,000	59,641
	Chenbro Micom Co. Ltd.	22,000	627,817
	Cheng Fwa Industrial Co. Ltd.	18,000	11,169
	Cheng Loong Corp.	322,480	181,319
		Shares	Value»
TAIWAN — (Continued)
*	Cheng Mei Materials Technology Corp.	238,153	$100,768
	Cheng Shin Rubber Industry Co. Ltd.	365,808	354,681
#	Cheng Uei Precision Industry Co. Ltd.	164,159	201,822
#	Chenming Electronic Technology Corp.	52,000	184,929
	Chia Chang Co. Ltd.	60,000	71,435
	Chia Hsin Cement Corp.	194,280	87,543
	Chialin Precision Industrial Co. Ltd.	5,000	11,652
#	Chicony Electronics Co. Ltd.	193,350	714,787
	Chicony Power Technology Co. Ltd.	62,731	160,940
	Chief Telecom, Inc.	16,900	172,085
	Chien Kuo Construction Co. Ltd.	64,432	66,154
	Chien Shing Harbour Service Co. Ltd.	31,000	42,414
	Chime Ball Technology Co. Ltd.	9,000	10,849
	China Airlines Ltd.	1,329,062	934,981
#	China Bills Finance Corp.	374,000	193,171
	China Ecotek Corp.	11,000	18,208
	China Electric Manufacturing Corp.	127,170	52,522
#	China General Plastics Corp.	198,602	78,382
	China Glaze Co. Ltd.	60,680	47,799
*	China Man-Made Fiber Corp.	663,965	148,063
#	China Metal Products	143,190	110,698
	China Motor Corp.	110,600	194,548
#*	China Petrochemical Development Corp.	1,461,033	369,934
#	China Steel Chemical Corp.	63,227	148,698
#	China Steel Corp.	2,192,940	1,442,834
	China Steel Structure Co. Ltd.	38,000	51,921
	China Wire & Cable Co. Ltd.	53,120	69,122
	Chinese Maritime Transport Ltd.	35,120	68,754
	Ching Feng Home Fashions Co. Ltd.	60,478	38,136
#	Chin-Poon Industrial Co. Ltd.	192,113	231,939
*	Chip Hope Co. Ltd.	14,000	24,630

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chipbond Technology Corp.	327,000	$567,410
	ChipMOS Technologies, Inc. (8150 TT)	343,594	646,615
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	76,062
	Chlitina Holding Ltd.	18,754	61,415
	Chong Hong Construction Co. Ltd.	97,361	239,006
	Chroma ATE, Inc.	59,466	1,825,986
	Chun YU Works & Co. Ltd.	66,150	36,701
	Chun Yuan Steel Industry Co. Ltd.	243,999	167,079
#*	Chung Hung Steel Corp.	402,889	252,828
#	Chung Hwa Chemical Industrial Works Ltd.	44,000	60,171
	Chung Hwa Food Industrial Co. Ltd.	22,770	56,828
*	Chung Hwa Pulp Corp.	196,246	76,990
	Chung Lien Co. Ltd.	18,000	21,948
	Chung Tai Resource Technology Corp.	4,000	12,023
	Chung-Hsin Electric & Machinery Manufacturing Corp.	136,000	726,828
	Chunghwa Precision Test Tech Co. Ltd.	7,000	729,939
	Chunghwa Telecom Co. Ltd. (2412 TT)	302,800	1,284,006
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	518,341
	CKM Applied Materials Corp.	27,000	26,083
#	Cleanaway Co. Ltd. (8422 TT)	380,000	444,016
#	Clevo Co.	190,869	224,970
#	CMC Magnetics Corp.	538,132	183,107
	C-Media Electronics, Inc.	24,000	30,591
#	CoAsia Electronics Corp.	60,094	144,844
#	Compal Electronics, Inc.	1,023,086	1,055,894
	Compeq Manufacturing Co. Ltd.	336,000	1,791,477
		Shares	Value»
TAIWAN — (Continued)
	Complex Micro Interconnection Co. Ltd.	25,000	$29,569
	Concord International Securities Co. Ltd.	141,605	107,521
	Concord Securities Co. Ltd.	328,852	174,069
	Continental Holdings Corp.	209,250	150,458
	Contrel Technology Co. Ltd.	33,000	55,386
	Coremax Corp.	40,247	86,243
#	Coretronic Corp.	126,600	350,655
	Co-Tech Development Corp.	67,541	560,891
#	Creative Sensor, Inc.	27,000	52,366
	Crowell Development Corp.	65,300	56,792
	Cryomax Cooling System Corp.	10,000	14,494
	CTBC Financial Holding Co. Ltd.	2,817,612	4,539,579
	CTCI Advanced Systems, Inc.	5,000	27,371
#	CTCI Corp.	353,771	346,510
	Cub Elecparts, Inc.	24,000	70,273
	CviLux Corp.	34,766	94,426
	Cyberlink Corp.	28,000	73,887
	CyberPower Systems, Inc.	25,200	144,723
#*	CyberTAN Technology, Inc.	144,576	118,201
	Cystech Electronics Corp.	8,400	22,738
	DA CIN Construction Co. Ltd.	107,200	234,151
	Dafeng TV Ltd.	44,396	67,962
	Dah San Electric Wire & Cable Co. Ltd.	41,627	65,055
	Da-Li Development Co. Ltd.	162,663	242,144
	Darfon Electronics Corp.	87,000	85,630
	Darwin Precisions Corp.	181,800	73,658
	Data Image Corp.	19,000	24,176
	Davicom Semiconductor, Inc.	19,000	15,328
	Daxin Materials Corp.	13,000	135,207
	De Licacy Industrial Co. Ltd.	109,476	39,054
	Delpha Construction Co. Ltd.	131,000	109,118
	Delta Electronics, Inc.	104,940	4,004,753
	Depo Auto Parts Ind Co. Ltd.	51,000	243,735

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Desiccant Technology Corp.	3,300	$20,169
	Dimerco Data System Corp.	30,884	108,618
	Dimerco Express Corp.	69,643	174,291
	D-Link Corp.	258,136	128,596
	Donpon Precision, Inc.	32,200	50,164
	Dr. Wu Skincare Co. Ltd.	5,000	18,646
	Draytek Corp.	26,000	23,035
	Drewloong Precision, Inc.	12,765	58,686
	Dyaco International, Inc.	57,019	35,936
#	Dynamic Holding Co. Ltd.	140,733	629,784
	Dynapack International Technology Corp.	70,000	742,888
#	E Ink Holdings, Inc.	190,000	1,056,241
	E.Sun Financial Holding Co. Ltd.	1,885,395	1,996,509
	Eastech Holding Ltd.	16,000	49,517
	Eastern Media International Corp.	139,734	90,840
#	Eclat Textile Co. Ltd.	59,279	741,582
	eCloudvalley Digital Technology Co. Ltd.	15,000	28,468
	Edimax Technology Co. Ltd.	42,000	23,907
#*	Edom Technology Co. Ltd.	88,615	109,577
	eGalax_eMPIA Technology, Inc.	24,467	34,438
#*	Egis Technology, Inc.	27,000	97,018
*	EirGenix, Inc.	50,000	98,537
#	Elan Microelectronics Corp.	175,959	650,507
	E-Lead Electronic Co. Ltd.	27,176	43,383
	E-LIFE MALL Corp.	40,000	78,020
	Elite Advanced Laser Corp.	52,928	417,641
	Elite Material Co. Ltd.	50,909	2,761,431
	Elite Semiconductor Microelectronics Technology, Inc.	114,000	692,620
#	Elitegroup Computer Systems Co. Ltd.	135,235	114,807
	eMemory Technology, Inc.	15,000	863,924
	Emerging Display Technologies Corp.	74,000	54,953
	Ennoconn Corp.	47,915	428,424
		Shares	Value»
TAIWAN — (Continued)
	Ennostar, Inc.	255,227	$282,930
	EnTie Commercial Bank Co. Ltd.	218,500	92,792
	EOI Investment Holdings Co. Ltd.	80,000	44,504
	Eris Technology Corp.	9,055	42,918
	Eson Precision Ind Co. Ltd.	58,000	154,525
	Eternal Materials Co. Ltd.	464,321	902,041
	Eurocharm Holdings Co. Ltd.	16,000	71,005
	Eva Airways Corp.	1,198,990	1,419,169
	Ever Ohms Technology Co. Ltd.	12,000	11,858
	Ever Supreme Bio Technology Co. Ltd.	12,821	62,856
*	Everest Textile Co. Ltd.	211,837	44,734
#	Evergreen Aviation Technologies Corp.	63,000	320,824
	Evergreen International Storage & Transport Corp.	132,500	236,939
#	Evergreen Marine Corp. Taiwan Ltd.	271,342	1,602,596
	EVERGREEN Steel Corp.	87,000	282,751
	Everlight Electronics Co. Ltd.	213,149	375,417
	Evertop Wire Cable Corp.	58,000	53,225
	Excelsior Medical Co. Ltd.	62,883	157,152
*	Falcon Machine Tools Co. Ltd.	19,000	11,469
	Far Eastern Department Stores Ltd.	378,370	264,007
	Far Eastern International Bank	934,087	370,245
	Far Eastern New Century Corp.	627,560	552,556
	Far EasTone Telecommunications Co. Ltd.	336,000	945,208
	Faraday Technology Corp.	80,351	420,990
	Farglory F T Z Investment Holding Co. Ltd.	73,866	108,256

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Farglory Land Development Co. Ltd.	107,442	$226,447
	FDC International Hotels Corp.	15,000	19,107
	Feature Integration Technology, Inc.	14,000	30,011
*	Federal Corp.	129,000	83,041
	Feedback Technology Corp.	21,633	93,543
	Feng Hsin Steel Co. Ltd.	187,550	385,241
#	Feng TAY Enterprise Co. Ltd.	165,265	503,777
	FIC Global, Inc.	11,000	19,325
*	FineMat Applied Materials Co. Ltd.	12,000	13,071
	FineTek Co. Ltd.	14,100	48,017
	Firich Enterprises Co. Ltd.	119,395	89,593
	First Copper Technology Co. Ltd.	69,000	108,762
	First Financial Holding Co. Ltd.	2,023,173	1,846,991
#	First Hi-Tec Enterprise Co. Ltd.	15,709	147,170
	First Hotel	129,746	52,849
	First Insurance Co. Ltd.	103,606	89,001
*	First Steamship Co. Ltd.	326,425	57,157
#	FIT Holding Co. Ltd.	72,000	59,028
	Fitipower Integrated Technology, Inc.	42,250	196,112
#*	Fittech Co. Ltd.	10,509	38,688
*	FLEXium Interconnect, Inc.	120,001	225,918
#	Flytech Technology Co. Ltd.	48,373	140,338
#	FocalTech Systems Co. Ltd.	89,963	152,255
	Forcecon Tech Co. Ltd.	40,216	107,314
	Forest Water Environment Engineering Co. Ltd.	23,925	27,790
#	Formosa Advanced Technologies Co. Ltd.	93,000	230,367
#	Formosa Chemicals & Fibre Corp.	651,378	871,982
	Formosa Oilseed Processing Co. Ltd.	47,897	43,158
		Shares	Value»
TAIWAN — (Continued)
	Formosa Optical Technology Co. Ltd.	17,000	$52,869
	Formosa Petrochemical Corp.	147,000	249,763
	Formosa Plastics Corp.	725,134	1,086,264
#	Formosa Sumco Technology Corp.	30,000	132,870
	Formosa Taffeta Co. Ltd.	343,000	180,438
	Formosan Rubber Group, Inc.	91,548	72,649
	Formosan Union Chemical Corp.	158,847	85,644
	Fortune Electric Co. Ltd.	39,160	1,195,217
*	Forward Electronics Co. Ltd.	31,000	16,854
	Fositek Corp.	9,000	400,386
	Founding Construction & Development Co. Ltd.	77,460	35,009
	Foxconn Technology Co. Ltd.	236,536	427,905
#	Foxsemicon Integrated Technology, Inc.	40,562	360,292
	Franbo Lines Corp.	119,328	76,560
	Froch Enterprise Co. Ltd.	108,713	59,939
#	FSP Technology, Inc.	67,886	111,042
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	58,827
#	Fu Hua Innovation Co. Ltd.	194,460	103,963
	Fubon Financial Holding Co. Ltd.	1,451,273	4,167,445
#	Fulgent Sun International Holding Co. Ltd.	81,401	243,157
	Fullerton Technology Co. Ltd.	56,000	42,496
#	Fusheng Precision Co. Ltd.	49,000	417,022
	Fwusow Industry Co. Ltd.	128,644	55,214
#	G Shank Enterprise Co. Ltd.	75,059	197,766
	Gallant Micro Machining Co. Ltd.	2,000	50,590
	Gallant Precision Machining Co. Ltd.	31,000	85,631

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Gamania Digital Entertainment Co. Ltd.	56,000	$89,569
*	GCS Holdings, Inc.	42,727	314,169
	GEM Services, Inc.	28,670	71,366
#	Gemtek Technology Corp.	206,574	186,400
*	General Interface Solution GIS Holding Ltd.	95,000	116,873
	Generalplus Technology, Inc.	31,000	39,592
#	Genesys Logic, Inc.	32,000	101,339
	Genius Electronic Optical Co. Ltd.	45,979	657,983
	Genovate Biotechnology Co. Ltd.	42,853	41,143
	GeoVision, Inc.	22,164	33,603
	Getac Holdings Corp.	118,000	420,985
	GFC Ltd.	27,500	96,902
*	Giantplus Technology Co. Ltd.	140,000	52,741
#	Gigabyte Technology Co. Ltd.	136,000	1,000,506
*	Gigasolar Materials Corp.	19,897	74,390
*	Gigastorage Corp.	147,000	129,361
	Global Brands Manufacture Ltd.	145,751	496,873
	Global Lighting Technologies, Inc.	42,000	53,007
	Global Mixed Mode Technology, Inc.	39,000	298,793
	Global PMX Co. Ltd.	25,000	89,741
	Global Unichip Corp.	24,000	1,969,131
#	Globalwafers Co. Ltd.	77,000	1,210,642
	Globe Union Industrial Corp.	127,298	40,769
#	Gloria Material Technology Corp.	210,708	227,983
*	GlycoNex, Inc.	545	500
#	GMI Technology, Inc.	57,082	71,700
	Gold Circuit Electronics Ltd.	75,836	1,656,033
*	Gold Rain Enterprises Corp.	10,000	12,384
	Golden Long Teng Development Co. Ltd.	46,000	42,473
	Goldsun Building Materials Co. Ltd.	429,735	480,698
	Good Finance Securities Co. Ltd.	39,000	39,044
	Good Will Instrument Co. Ltd.	42,859	67,517
		Shares	Value»
TAIWAN — (Continued)
#	Gordon Auto Body Parts	71,000	$76,355
	Gourmet Master Co. Ltd.	48,052	113,834
	Grand Fortune Securities Co. Ltd.	157,000	74,955
*	Grand Pacific Petrochemical	488,456	209,159
	Grand Process Technology Corp.	5,000	262,049
	GrandTech CG Systems, Inc.	24,915	35,417
	Grape King Bio Ltd.	59,000	226,781
	Great China Metal Industry	78,000	49,853
	Great Taipei Gas Co. Ltd.	115,000	109,159
	Great Tree Pharmacy Co. Ltd.	34,156	103,611
	Great Wall Enterprise Co. Ltd.	349,448	564,770
#	Greatek Electronics, Inc.	176,000	499,533
#	Green World FinTech Service Co. Ltd.	40,000	67,446
	Group Up Industrial Co. Ltd.	22,000	193,234
	GTM Holdings Corp.	63,000	65,614
	Gudeng Precision Industrial Co. Ltd.	25,442	323,900
*	Hai Kwang Enterprise Corp.	27,499	14,413
	Hannstar Board Corp.	159,795	492,381
*	HannStar Display Corp.	910,000	239,561
*	HannsTouch Holdings Co.	281,781	82,573
	Hanpin Electron Co. Ltd.	26,000	37,787
*	Harvatek Corp.	66,052	43,123
	Heran Co. Ltd.	24,000	46,178
	Hi-Clearance, Inc.	13,707	59,494
	Highlight Tech Corp.	33,708	47,355
	Highwealth Construction Corp.	461,897	544,153
	Hi-Lai Foods Co. Ltd.	8,000	40,123
	HIM International Music, Inc.	13,190	39,306
*	Hitron Technology, Inc.	66,799	63,176
	Hiwin Mikrosystem Corp.	22,000	80,395
	Hiwin Technologies Corp.	118,380	927,786
	Hiyes International Co. Ltd.	16,866	41,094

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Ho Tung Chemical Corp.	465,035	$134,050
	Hocheng Corp.	112,586	65,945
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	40,268
	Holiday Entertainment Co. Ltd.	23,600	44,719
*	Holtek Semiconductor, Inc.	63,000	93,251
	Holy Stone Enterprise Co. Ltd.	77,500	255,156
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,172,599	8,105,496
	Hong Pu Real Estate Development Co. Ltd.	80,609	57,509
#	Hong TAI Electric Industrial	121,000	138,816
	Horizon Securities Co. Ltd.	166,420	74,398
	Hota Industrial Manufacturing Co. Ltd.	104,000	202,473
	Hotai Finance Co. Ltd.	79,060	151,901
	Hotai Motor Co. Ltd.	66,220	1,141,486
	Hsin Kuang Steel Co. Ltd.	88,788	111,127
	Hsin Yung Chien Co. Ltd.	14,364	40,669
#*	HTC Corp.	352,000	495,350
	Hu Lane Associate, Inc.	38,398	141,856
	HUA ENG Wire & Cable Co. Ltd.	135,000	162,072
#	Hua Jung Components Co. Ltd.	70,000	60,677
	Hua Nan Financial Holdings Co. Ltd.	1,264,397	1,326,390
	Hua Yu Lien Development Co. Ltd.	57,262	110,949
	Huaku Development Co. Ltd.	148,376	499,910
	Huang Hsiang Construction Corp.	63,108	74,362
	Hung Ching Development & Construction Co. Ltd.	60,000	54,961
	Hung Sheng Construction Ltd.	175,200	111,568
	Huxen Corp.	28,000	41,226
		Shares	Value»
TAIWAN — (Continued)
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	$49,120
#	Hwacom Systems, Inc.	64,000	121,123
#	Hwang Chang General Contractor Co. Ltd.	93,146	192,112
	Ibase Technology, Inc.	46,000	61,325
	IBF Financial Holdings Co. Ltd.	1,270,957	672,965
*	IC Plus Corp.	24,000	36,308
	ICARES Medicus, Inc.	10,170	26,374
	Ichia Technologies, Inc.	117,897	196,110
#	I-Chiun Precision Industry Co. Ltd.	58,000	233,811
#	IEI Integration Corp.	71,680	144,681
#	Infortrend Technology, Inc.	110,798	121,828
	Info-Tek Corp.	37,000	37,761
	Ingentec Corp.	7,717	97,871
	Innodisk Corp.	38,792	971,218
#	Innolux Corp.	1,524,922	1,046,177
#	Inpaq Technology Co. Ltd.	49,344	131,370
	Insyde Software Corp.	12,200	78,455
	Intai Technology Corp.	16,800	49,444
#	Integrated Service Technology, Inc.	41,031	175,785
	Interactive Digital Technologies, Inc.	14,000	35,061
#*	International CSRC Investment Holdings Co.	360,400	135,884
#	International Games System Co. Ltd.	70,000	1,589,664
	Inventec Corp.	495,181	702,912
#	Iron Force Industrial Co. Ltd.	22,816	69,394
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	84,578
	ITE Technology, Inc.	79,202	300,582
#	ITEQ Corp.	98,628	330,535
#	Jarllytec Co. Ltd.	29,725	83,897
	Jean Co. Ltd.	91,367	61,459
#	Jentech Precision Industrial Co. Ltd.	15,498	1,373,127
	Jetway Information Co. Ltd.	19,500	26,428
	Jetwell Computer Co. Ltd.	6,720	35,358
	Jia Wei Lifestyle, Inc.	18,971	20,915

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Jih Lin Technology Co. Ltd.	24,000	$41,295
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	69,935
	Johnson Chemical Pharmaceutical Works Corp.	5,000	9,117
#	Johnson Health Tech Co. Ltd.	38,000	177,365
#	JPC connectivity, Inc.	34,875	155,568
	JPP Holding Co. Ltd.	5,050	41,695
#	JSL Construction & Development Co. Ltd.	85,383	127,274
	K Laser Technology, Inc.	71,000	36,926
#	Kaimei Electronic Corp.	51,587	148,051
	Kaori Heat Treatment Co. Ltd.	16,983	394,504
	Kedge Construction Co. Ltd.	39,389	107,714
	Keding Enterprises Co. Ltd.	15,000	57,840
	KEE TAI Properties Co. Ltd.	192,064	65,761
	Kenda Rubber Industrial Co. Ltd.	254,050	159,217
	Kent Industrial Co. Ltd.	32,000	26,349
	Kerry TJ Logistics Co. Ltd.	100,000	103,697
#	Keystone Microtech Corp.	11,000	200,067
	KGI Financial Holding Co. Ltd.	2,570,449	1,469,796
#	KHGEARS International Ltd.	13,000	76,717
	Kindom Development Co. Ltd.	235,070	230,372
	King Chou Marine Technology Co. Ltd.	33,660	55,605
	King Polytechnic Engineering Co. Ltd.	32,550	55,153
	King Slide Works Co. Ltd.	12,050	1,186,263
	King Yuan Electronics Co. Ltd.	313,529	2,904,898
*	King's Town Construction Co. Ltd.	31,348	41,133
#	Kinik Co.	35,000	446,370
*	Kinko Optical Co. Ltd.	76,769	157,815
	Kinpo Electronics	577,028	479,847
		Shares	Value»
TAIWAN — (Continued)
	Kinsus Interconnect Technology Corp.	168,009	$1,334,433
	KMC Kuei Meng International, Inc.	25,761	74,090
	KNH Enterprise Co. Ltd.	43,000	23,258
	KS Terminals, Inc.	55,760	83,624
	Kuen Ling Machinery Refrigerating Co. Ltd.	9,000	11,752
#	Kung Long Batteries Industrial Co. Ltd.	33,000	129,438
*	Kung Sing Engineering Corp.	210,404	141,299
#	Kuo Toong International Co. Ltd.	101,625	165,906
*	Kuo Yang Construction Co. Ltd.	103,366	60,728
	Kwong Lung Enterprise Co. Ltd.	58,000	90,719
	L&K Engineering Co. Ltd.	32,812	592,454
	La Kaffa International Co. Ltd.	11,000	23,563
	LandMark Optoelectronics Corp.	5,000	156,640
	Lang, Inc.	16,000	21,548
	Lanner Electronics, Inc.	51,961	111,120
#	Largan Precision Co. Ltd. (3008 TT)	16,306	1,242,799
	Laser Tek Taiwan Co. Ltd.	27,550	47,251
	Laster Tech Co. Ltd.	57,105	39,992
*	Leader Electronics, Inc.	71,799	23,094
	Leadtrend Technology Corp.	14,279	24,292
*	Lealea Enterprise Co. Ltd.	365,940	75,884
	LEE CHI Enterprises Co. Ltd.	95,000	36,590
#	Lelon Electronics Corp.	60,694	206,821
	Lemtech Holdings Co. Ltd.	15,870	44,679
	Leo Systems, Inc.	27,000	25,660
*	Leofoo Development Co. Ltd.	68,254	35,455
*	Li Peng Enterprise Co. Ltd.	325,806	56,987
#	Lian HWA Food Corp.	42,328	126,099
	Lien Hwa Industrial Holdings Corp.	278,751	407,388

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Lily Textile	11,000	$9,615
#	Lingsen Precision Industries Ltd.	208,000	179,214
	Lintes Technology Co. Ltd.	8,143	33,665
	Lion Travel Service Co. Ltd.	36,000	192,825
	Lite-On Technology Corp.	379,395	1,950,157
	Liton Technology Corp.	32,000	48,627
*	Long Bon International Co. Ltd.	61,180	28,970
	Long Da Construction & Development Corp.	89,000	87,045
*	Longchen Paper & Packaging Co. Ltd.	307,349	97,099
	Longwell Co.	63,000	311,793
	Loop Telecommunication International, Inc.	21,000	45,957
#	Lotes Co. Ltd.	31,508	1,419,037
	Loyalty Founder Enterprise Co. Ltd.	37,000	34,980
	Lumax International Corp. Ltd.	42,142	159,272
*	Lung Yen Life Service Corp.	59,000	94,213
	Lungteh Shipbuilding Co. Ltd.	28,650	130,425
	Luxe Green Energy Technology Co. Ltd.	14,420	10,978
	LuxNet Corp.	12,617	125,330
	M3 Technology, Inc.	11,000	29,680
	Macauto Industrial Co. Ltd.	29,000	51,071
	Machvision, Inc.	4,000	59,374
	Macroblock, Inc.	18,000	31,687
*	Macronix International Co. Ltd.	982,201	2,825,645
	MacroWell OMG Digital Entertainment Co. Ltd.	11,000	27,146
	Makalot Industrial Co. Ltd.	110,657	1,069,719
#	Marketech International Corp.	41,000	364,628
#	Materials Analysis Technology, Inc.	28,360	182,358
	Maxigen Biotech, Inc.	13,650	20,057
	Mayer Steel Pipe Corp.	98,710	76,441
*	Mechema Chemicals International Corp.	24,000	50,544
		Shares	Value»
TAIWAN — (Continued)
	MediaTek, Inc.	142,360	$7,896,785
	Mega Financial Holding Co. Ltd.	1,157,075	1,422,796
	Meiloon Industrial Co.	44,520	34,792
	Mercuries & Associates Holding Ltd.	257,341	122,103
	Mercuries Data Systems Ltd.	15,763	12,721
*	Mercuries Life Insurance Co. Ltd.	1,317,633	327,296
#	Merida Industry Co. Ltd.	92,735	248,007
	Merry Electronics Co. Ltd.	91,866	289,315
*	Metatech AP, Inc.	9,000	12,901
*	Microbio Co. Ltd.	177,248	112,937
#	Micro-Star International Co. Ltd.	191,233	545,579
	Mildef Crete, Inc.	29,000	90,608
	MIN AIK Technology Co. Ltd.	61,200	68,119
	Mitac Holdings Corp.	254,537	633,009
	Mitake Information Corp.	6,000	12,041
*	Mobiletron Electronics Co. Ltd.	26,440	26,233
	momo.com, Inc.	46,839	279,445
*	MOSA Industrial Corp.	90,154	46,323
#	Motech Industries, Inc.	137,000	101,359
	MPI Corp.	23,000	1,817,666
#	MSSCORPS Co. Ltd.	23,763	132,066
	My Humble House Hospitality Management Consulting	27,000	28,939
	Nak Sealing Technologies Corp.	31,000	111,295
	Namchow Holdings Co. Ltd.	74,000	88,240
	Nan Juen International Co. Ltd.	2,000	18,460
#	Nan Kang Rubber Tire Co. Ltd.	186,218	210,355
	Nan Pao Resins Chemical Co. Ltd.	27,000	265,283
	Nan Ya Plastics Corp.	834,674	1,995,353
	Nan Ya Printed Circuit Board Corp.	47,072	573,302
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	24,347
	Nantex Industry Co. Ltd.	122,964	92,342

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Nanya Technology Corp.	261,000	$2,642,034
#	National Aerospace Fasteners Corp.	11,065	37,885
	National Petroleum Co. Ltd.	45,000	81,874
#	Netronix, Inc.	34,000	115,401
*	New Asia Construction & Development Corp.	81,000	37,428
	New Best Wire Industrial Co. Ltd.	36,600	35,891
#	Nichidenbo Corp.	83,193	243,635
	Niching Industrial Corp.	6,000	12,662
	Nidec Chaun-Choung Technology Corp.	7,000	26,842
#	Nien Made Enterprise Co. Ltd.	52,000	701,598
	Niko Semiconductor Co. Ltd.	44,080	68,033
	Nishoku Technology, Inc.	21,400	77,157
#	North-Star International Co. Ltd.	61,340	47,246
	Nova Technology Corp.	19,000	116,575
	Novatek Microelectronics Corp.	116,000	1,376,411
	Nuvoton Technology Corp.	86,000	169,045
	O-Bank Co. Ltd.	584,362	169,449
	Ocean Plastics Co. Ltd.	95,000	100,428
	OK Biotech Co. Ltd.	54,214	25,118
	Optimax Technology Corp.	50,000	39,269
	Orient Semiconductor Electronics Ltd.	217,310	396,269
*	Oriental Union Chemical Corp.	202,821	85,395
	O-TA Precision Industry Co. Ltd.	30,935	70,135
	Pacific Construction Co.	143,000	40,989
	Pacific Hospital Supply Co. Ltd.	23,094	59,859
	Paiho Shih Holdings Corp.	87,055	63,617
	Pan Asia Chemical Corp.	118,151	37,564
#	Pan German Universal Motors Ltd.	12,000	103,535
		Shares	Value»
TAIWAN — (Continued)
	Pan Jit International, Inc.	167,300	$476,683
#	Pan-International Industrial Corp.	215,514	350,830
	Panion & BF Biotech, Inc.	31,969	66,242
	Parade Technologies Ltd.	29,400	491,658
*	Paragon Technologies Co. Ltd.	24,000	15,946
*	PChome Online, Inc.	53,208	47,599
#	PCL Technologies, Inc.	29,961	121,180
	P-Duke Technology Co. Ltd.	27,442	89,980
#	Pegatron Corp.	395,037	871,136
	Pegavision Corp.	20,198	185,609
	PharmaEngine, Inc.	40,000	84,593
	PharmaEssentia Corp.	46,461	1,134,209
*	Phihong Technology Co. Ltd.	131,000	119,807
	Phison Electronics Corp.	35,000	2,595,622
#	Phoenix Silicon International Corp.	44,486	236,434
	Phoenix Tours International, Inc.	29,400	46,990
*	Phytohealth Corp.	81,000	36,123
	Pixart Imaging, Inc.	67,030	422,899
	Planet Technology Corp.	17,000	66,847
	Plastron Precision Co. Ltd.	59,628	27,702
	Podak Co. Ltd.	7,000	10,446
	Polytronics Technology Corp.	35,269	44,985
#	Posiflex Technology, Inc.	30,346	171,165
	Pou Chen Corp.	574,144	554,958
	Power Wind Health Industry, Inc.	15,632	70,350
*	Powerchip Semiconductor Manufacturing Corp.	1,014,000	2,175,607
	Powertech Technology, Inc.	199,400	1,578,959
	Powertip Technology Corp.	47,714	18,040
	Poya International Co. Ltd.	31,349	394,284
	President Chain Store Corp.	194,000	1,317,294
	President Securities Corp.	476,159	442,140

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Primax Electronics Ltd.	251,000	$626,062
	Prince Housing & Development Corp.	398,087	106,405
*	Princeton Technology Corp.	57,000	28,219
	Pro Hawk Corp.	8,000	44,062
#	Promate Electronic Co. Ltd.	115,197	159,780
	Prosperity Dielectrics Co. Ltd.	52,032	112,701
	PSS Co. Ltd.	7,000	31,117
	QST International Corp.	42,642	59,226
#	Qualipoly Chemical Corp.	42,198	205,190
	Quang Viet Enterprise Co. Ltd.	28,972	62,861
#	Quanta Computer, Inc.	386,715	3,404,316
#	Quanta Storage, Inc.	96,000	321,638
*	Quintain Steel Co. Ltd.	143,134	41,000
	Radiant Opto-Electronics Corp.	213,144	823,491
	Radium Life Tech Co. Ltd.	328,524	111,577
	Rafael Microelectronics, Inc.	8,024	37,402
	Raydium Semiconductor Corp.	26,000	190,689
#	Realtek Semiconductor Corp.	86,268	1,319,878
	ReaLy Development&Construction Corp.	12,000	13,110
	Rechi Precision Co. Ltd.	173,173	139,789
	Rexon Industrial Corp. Ltd.	53,000	44,504
	Rich Development Co. Ltd.	293,811	73,913
*	Right WAY Industrial Co. Ltd.	78,000	30,947
	RiTdisplay Corp.	21,154	28,265
*	Ritek Corp.	325,288	139,903
	Roundtop Machinery Industries Co. Ltd.	25,000	19,569
	Ruentex Development Co. Ltd.	309,751	283,073
	Ruentex Engineering & Construction Co.	36,184	192,366
		Shares	Value»
TAIWAN — (Continued)
#	Ruentex Industries Ltd.	238,963	$382,321
	Run Long Construction Co. Ltd.	63,087	62,835
#	Sakura Development Co. Ltd.	147,570	220,948
	Sampo Corp.	134,200	102,679
	San Fang Chemical Industry Co. Ltd.	92,992	93,021
	San Fu Chemical Co. Ltd.	19,000	74,825
	San Shing Fastech Corp.	50,479	96,390
	Sanyang Motor Co. Ltd.	225,684	428,349
	Savior Lifetec Corp.	119,447	78,401
#	SCI Pharmtech, Inc.	25,705	42,184
	Scientech Corp.	17,000	174,739
	ScinoPharm Taiwan Ltd.	122,000	94,954
	SciVision Biotech, Inc.	21,000	51,987
#	SDI Corp.	61,000	170,067
	Sea Sonic Electronics Co. Ltd.	21,000	43,026
	Securitag Assembly Group Co. Ltd.	4,000	13,681
	Senao International Co. Ltd.	34,000	31,200
	Senao Networks, Inc.	15,119	64,532
	Sensortek Technology Corp.	13,000	75,710
	Sercomm Corp.	117,000	316,241
	Sesoda Corp.	118,315	125,166
#	Shanghai Commercial & Savings Bank Ltd.	730,799	915,436
	Sharehope Medicine Co. Ltd.	42,361	32,069
	Sheng Yu Steel Co. Ltd.	53,000	36,776
#	ShenMao Technology, Inc.	44,435	157,204
	Shieh Yih Machinery Industry Co. Ltd.	60,000	69,533
#	Shih Her Technologies, Inc.	27,126	153,014
	Shihlin Electric & Engineering Corp.	49,000	354,422
	Shin Hsiung Natural Gas Co. Ltd.	21,336	28,339
	Shin Ruenn Development Co. Ltd.	66,427	99,062
	Shin Shin Natural Gas Co.	18,000	22,712

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Shin Zu Shing Co. Ltd.	76,174	$503,258
*	Shining Building Business Co. Ltd.	198,397	56,728
	Shinkong Insurance Co. Ltd.	116,000	413,877
	Shinkong Synthetic Fibers Corp.	541,191	255,961
	Shinkong Textile Co. Ltd.	73,800	173,989
	Shiny Brands Group Co. Ltd.	7,700	25,530
	Shiny Chemical Industrial Co. Ltd.	75,122	340,064
*	Shun On Electronic Co. Ltd.	14,000	10,087
*	Shuttle, Inc.	167,000	85,672
	Sigurd Microelectronics Corp.	252,538	1,035,328
	Silergy Corp.	66,000	582,587
#	Silicon Integrated Systems Corp.	180,895	302,102
*	Silicon Optronics, Inc.	6,000	12,529
	Simplo Technology Co. Ltd.	55,400	609,334
	Sinbon Electronics Co. Ltd.	88,917	658,709
	Sincere Navigation Corp.	163,240	150,719
	Singatron Enterprise Co. Ltd.	14,000	16,792
	Sinmag Equipment Corp.	20,979	86,296
*	Sino Tactful Co. Ltd.	21,000	14,914
	Sino-American Silicon Products, Inc.	244,000	924,283
	Sinon Corp.	189,000	272,362
	SinoPac Financial Holdings Co. Ltd.	2,437,341	2,207,705
	Sinopower Semiconductor, Inc.	9,900	43,901
	Sinyi Realty, Inc.	92,549	64,493
	Sirtec International Co. Ltd.	40,600	34,031
	Sitronix Technology Corp.	49,434	304,894
	Siward Crystal Technology Co. Ltd.	79,000	70,032
	Sixxon Tech Co. Ltd.	2,000	9,161
*	Skardin Industrial Corp.	8,000	9,723
	Soft-World International Corp.	25,000	80,830
		Shares	Value»
TAIWAN — (Continued)
	Solar Applied Materials Technology Corp.	251,339	$506,940
	Solteam, Inc.	29,850	47,324
#	Song Shang Electronics Co. Ltd.	30,000	20,071
	Sonix Technology Co. Ltd.	66,000	76,051
	Southeast Cement Co. Ltd.	65,000	33,510
*	Spectrum Electrics Corp.	18,000	15,984
	Speed Tech Corp.	70,000	80,758
	Sporton International, Inc.	37,740	209,048
	Sports Gear Co. Ltd.	27,000	86,490
	St. Shine Optical Co. Ltd.	19,000	68,177
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	83,411
	Standard Foods Corp.	184,642	169,873
	Stark Technology, Inc.	50,200	219,899
#*	Starlux Airlines Co. Ltd.	652,000	475,515
#	S-Tech Corp.	92,468	72,657
#	STL Technology Co. Ltd.	13,000	60,270
	Sun Max Tech Ltd.	12,568	26,488
*	Sun Yad Construction Co. Ltd.	101,016	44,420
	Sunfun Info Co. Ltd.	29,370	27,625
	Sunjuice Holdings Co. Ltd.	7,359	36,568
	SunMax Biotechnology Co. Ltd.	12,000	147,818
	Sunny Friend Environmental Technology Co. Ltd.	35,982	87,587
	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	512,707
	Sunplus Innovation Technology, Inc.	8,213	31,530
#*	Sunplus Technology Co. Ltd.	218,000	151,640
	Sunrex Technology Corp.	72,631	86,662
	Sunspring Metal Corp.	50,625	35,533
	Superalloy Industrial Co. Ltd.	70,000	101,912

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Superior Plating Technology Co. Ltd.	7,716	$15,052
	Supreme Electronics Co. Ltd.	267,027	709,407
#	Swancor Holding Co. Ltd.	25,000	91,884
	Sweeten Real Estate Development Co. Ltd.	92,141	75,174
#	Symtek Automation Asia Co. Ltd.	29,776	137,493
#	Syncmold Enterprise Corp.	58,000	125,248
	SYNergy ScienTech Corp.	18,000	20,345
	Synnex Technology International Corp.	301,967	625,764
	Syscom Computer Engineering Co.	16,000	28,235
	Systex Corp.	83,000	304,705
#	T3EX Global Holdings Corp.	61,000	125,831
#	TA Chen Stainless Pipe	439,722	545,879
	Ta Ya Electric Wire & Cable	341,760	449,595
	Tah Hsin Industrial Corp.	24,024	48,939
	TA-I Technology Co. Ltd.	55,936	115,772
	Tai Tung Communication Co. Ltd.	60,715	39,824
	Taichung Commercial Bank Co. Ltd.	1,083,511	688,026
	TaiDoc Technology Corp.	29,458	125,419
#	Taiflex Scientific Co. Ltd.	106,208	293,464
	Taimide Tech, Inc.	46,117	90,509
	Tainan Enterprises Co. Ltd.	43,000	35,116
	Tainan Spinning Co. Ltd.	508,568	219,369
*	Tainergy Tech Co. Ltd.	57,000	27,996
	Tai-Saw Technology Co. Ltd.	42,000	40,016
	TaiSol Electronics Co. Ltd.	37,000	59,653
	Taisun Enterprise Co. Ltd.	96,000	55,639
	Taita Chemical Co. Ltd.	54,050	20,865
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	122,674
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Acceptance Corp.	132,473	$327,021
	Taiwan Business Bank	2,033,723	990,982
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	75,740
	Taiwan Cogeneration Corp.	211,000	289,197
	Taiwan Cooperative Financial Holding Co. Ltd.	1,719,795	1,285,281
	Taiwan Fertilizer Co. Ltd.	269,000	395,227
	Taiwan Fire & Marine Insurance Co. Ltd.	74,564	116,069
	Taiwan Fructose Co. Ltd.	34,980	20,666
	Taiwan FU Hsing Industrial Co. Ltd.	56,800	86,384
#*	Taiwan Glass Industry Corp.	412,442	623,325
	Taiwan High Speed Rail Corp.	393,000	341,055
#	Taiwan Hon Chuan Enterprise Co. Ltd.	159,245	604,805
	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	100,114	112,171
††	Taiwan Land Development Corp.	335,217	5,353
	Taiwan Line Tek Electronic	40,810	31,461
#*	Taiwan Mask Corp.	107,000	132,497
#	Taiwan Mobile Co. Ltd.	366,800	1,229,892
	Taiwan Paiho Ltd.	120,068	190,038
#	Taiwan PCB Techvest Co. Ltd.	146,733	164,351
#	Taiwan Sakura Corp.	85,600	226,222
	Taiwan Sanyo Electric Co. Ltd.	60,800	66,353
	Taiwan Secom Co. Ltd.	130,795	442,608
#	Taiwan Semiconductor Co. Ltd.	98,000	197,006
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,184,214	120,778,086
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	35,859	11,853,551
#	Taiwan Shin Kong Security Co. Ltd.	129,251	167,420

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Steel Union Co. Ltd.	9,000	$30,535
*	Taiwan Styrene Monomer	218,164	61,667
	Taiwan Surface Mounting Technology Corp.	154,845	451,697
	Taiwan Taxi Co. Ltd.	16,800	66,999
*	Taiwan TEA Corp.	257,648	106,907
#	Taiwan Union Technology Corp.	64,000	1,012,264
*	Taiwan-Asia Semiconductor Corp.	177,043	143,020
	Taiyen Biotech Co. Ltd.	51,712	51,796
#	Tatung Co. Ltd.	544,403	667,738
*	TBI Motion Technology Co. Ltd.	27,000	40,866
	TCI Co. Ltd.	43,153	208,964
	Te Chang Construction Co. Ltd.	37,247	79,819
#	Teco Electric & Machinery Co. Ltd.	283,000	721,834
	Tehmag Foods Corp.	13,470	119,698
	Test Research, Inc.	81,571	463,157
	Test Rite International Co. Ltd.	77,568	49,927
*	Thermaltake Technology Co. Ltd.	27,096	26,896
	Thinking Electronic Industrial Co. Ltd.	37,000	194,694
	Thye Ming Industrial Co. Ltd.	39,230	87,865
	Tofu Restaurant Co. Ltd.	8,360	54,875
	Ton Yi Industrial Corp.	426,300	241,642
	Tong Hsing Electronic Industries Ltd.	73,630	326,120
#	Tong Yang Industry Co. Ltd.	188,640	653,798
	Tong-Tai Machine & Tool Co. Ltd.	101,711	107,484
	Top Union Electronics Corp.	57,864	53,689
	Topco Scientific Co. Ltd.	88,307	896,557
	Topco Technologies Corp.	24,122	47,663
	Topkey Corp.	36,000	180,926
	Topoint Technology Co. Ltd.	64,390	412,379
#	TPK Holding Co. Ltd.	124,000	152,215
		Shares	Value»
TAIWAN — (Continued)
	Trade-Van Information Services Co.	29,000	$87,591
#	Transcend Information, Inc.	85,890	715,059
	Transcom, Inc.	32,428	140,690
	Triocean Industrial Corp. Co. Ltd.	4,000	11,033
	Tripod Technology Corp.	121,170	1,428,026
	Trusval Technology Co. Ltd.	6,796	52,242
	TS Financial Holding Co. Ltd (2887 TT)	4,450,093	3,198,352
*	TS Financial Holding Co. Ltd (28871 TT)	580,682	171,782
	TSC Auto ID Technology Co. Ltd.	16,573	101,901
*	TSEC Corp.	220,000	269,888
	TSRC Corp.	225,452	108,841
	TST Group Holding Ltd.	4,800	15,346
	Ttet Union Corp.	16,000	74,206
	TTFB Co. Ltd.	14,002	77,148
	TTY Biopharm Co. Ltd.	108,000	292,304
*	Tul Corp.	14,000	26,839
	Tung Ho Steel Enterprise Corp.	294,448	647,956
	Tung Thih Electronic Co. Ltd.	29,896	53,566
#	TURVO International Co. Ltd.	14,843	135,308
	TXC Corp.	127,204	347,939
	TYC Brother Industrial Co. Ltd.	83,091	130,099
*	Tycoons Group Enterprise	161,476	46,780
	Tyntek Corp.	117,922	72,546
	U-BEST Innovative Technology Co. Ltd.	68,000	36,290
	Ubright Optronics Corp.	15,000	26,668
	UDE Corp.	37,000	127,380
	Ultra Chip, Inc.	24,000	36,171
	U-MEDIA Communications, Inc.	16,000	27,136
	U-Ming Marine Transport Corp.	221,000	434,440
	Unic Technology Corp.	34,000	31,613
	Unimicron Technology Corp.	313,912	3,731,413
	Union Bank of Taiwan	315,087	186,736

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Union Insurance Co. Ltd.	42,000	$38,226
#	Uni-President Enterprises Corp.	928,577	2,112,533
	Unitech Computer Co. Ltd.	45,000	58,294
#	Unitech Printed Circuit Board Corp.	288,265	470,366
#	United Alloy-Tech Co.	25,000	47,326
	United Integrated Services Co. Ltd.	43,400	1,237,601
	United Microelectronics Corp. (2303 TT)	2,301,081	4,578,583
	United Orthopedic Corp.	36,141	122,745
	United Radiant Technology	48,000	37,457
*	United Renewable Energy Co. Ltd.	675,347	239,296
	Univacco Technology, Inc.	28,000	40,425
	Universal Cement Corp.	152,620	143,207
*	Universal Microelectronics Co. Ltd.	24,000	29,922
#	Universal Microwave Technology, Inc.	10,000	345,806
	Universal Vision Biotechnology Co. Ltd.	26,928	122,323
	UPC Technology Corp.	334,532	118,298
	UPI Semiconductor Corp.	22,000	140,838
	Userjoy Technology Co. Ltd.	25,932	61,495
	USI Corp.	338,332	129,412
*	Usun Technology Co. Ltd.	17,000	26,669
	Utechzone Co. Ltd.	23,000	77,387
	UVAT Technology Co. Ltd.	14,000	29,318
	Vactronics Technologies, Inc.	15,000	21,160
	Value Valves Co. Ltd.	22,000	57,235
	Vanguard International Semiconductor Corp.	230,475	1,044,766
	Ve Wong Corp.	43,000	53,803
#	Ventec International Group Co. Ltd.	24,000	68,097
	VIA Labs, Inc.	12,000	29,747
#	Via Technologies, Inc.	95,000	155,517
#	Viking Tech Corp.	35,000	63,225
	Visco Vision, Inc.	16,000	86,406
		Shares	Value»
TAIWAN — (Continued)
	VisEra Technologies Co. Ltd.	28,000	$250,154
	Visual Photonics Epitaxy Co. Ltd.	40,757	215,585
	Vivotek, Inc.	14,000	44,057
	Vizionfocus, Inc.	12,000	66,752
	Voltronic Power Technology Corp.	16,017	430,216
#*	Wafer Works Corp.	210,249	245,755
	Waffer Technology Corp.	70,070	126,707
	Wah Hong Industrial Corp.	33,694	44,332
	Wah Lee Industrial Corp.	95,480	374,133
#	Walsin Lihwa Corp.	715,929	979,829
#	Walsin Technology Corp.	174,345	748,204
#	Walton Advanced Engineering, Inc.	140,000	344,204
	Wan Hai Lines Ltd.	213,355	499,677
	WAN HWA Enterprise Co.	40,000	14,009
*	We & Win Development Co. Ltd.	45,000	14,945
	We&Win Diversification Co. Ltd.	58,000	39,947
*	WEI Chih Steel Industrial Co. Ltd.	84,000	53,411
	Wei Chuan Foods Corp.	153,000	70,916
#	Weikeng Industrial Co. Ltd.	206,725	201,428
	Well Shin Technology Co. Ltd.	46,160	74,844
	Welldone Co.	30,000	46,617
	WELLELL, Inc.	29,000	21,202
	Weltrend Semiconductor	7,000	11,535
	Wholetech System Hitech Ltd.	24,000	99,786
#	Win Semiconductors Corp.	139,141	1,028,875
*	Winbond Electronics Corp.	633,486	2,505,020
	Winmate, Inc.	19,000	87,088
	Winstek Semiconductor Co. Ltd.	34,000	149,995
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	983,440
	Wisdom Marine Lines Co. Ltd.	215,501	482,304
	Wiselink Co. Ltd.	37,677	235,073

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Wistron Corp.	464,017	$1,898,941
	WITS Corp.	22,385	86,359
#	Wiwynn Corp.	19,000	2,129,750
	WNC Corp.	137,260	800,477
#	Wonderful Hi-Tech Co. Ltd.	69,683	104,468
	Wowprime Corp.	54,387	367,258
	WPG Holdings Ltd.	374,779	762,227
	WT Microelectronics Co. Ltd.	129,284	638,264
#	WUS Printed Circuit Co. Ltd.	80,712	249,251
	XinTec, Inc.	62,000	327,965
	X-Legend Entertainment Co. Ltd.	9,000	29,516
#	Xxentria Technology Materials Corp.	78,182	94,583
	Ya Horng Electronic Co. Ltd.	20,000	34,706
	Yageo Corp.	345,456	3,015,961
	Yang Ming Marine Transport Corp.	569,000	965,429
	Yankey Engineering Co. Ltd.	23,134	433,625
	YC INOX Co. Ltd.	171,624	121,965
#	Yea Shin International Development Co. Ltd.	114,260	89,346
#	Yem Chio Co. Ltd.	188,322	80,425
	Yen Sun Technology Corp.	26,000	41,685
*	Yeong Guan Energy Technology Group Co. Ltd.	55,237	29,844
#	YFY, Inc.	540,891	429,632
	Yi Jinn Industrial Co. Ltd.	85,155	41,235
*	Yieh Hsing Enterprise Co. Ltd.	41,000	11,705
#*	Yieh Phui Enterprise Co. Ltd.	368,325	181,903
	Young Fast Optoelectronics Co. Ltd.	30,298	61,448
*	Young Optics, Inc.	22,000	37,693
	Youngtek Electronics Corp.	62,257	140,810
	Yuan High-Tech Development Co. Ltd.	8,400	41,366
	Yuanta Financial Holding Co. Ltd.	1,823,336	2,483,805
	Yuanta Futures Co. Ltd.	55,186	164,716
		Shares	Value»
TAIWAN — (Continued)
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	$43,895
#	Yulon Motor Co. Ltd.	245,141	241,060
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,503
	Yungshin Construction & Development Co. Ltd.	51,000	96,147
	YungShin Global Holding Corp.	71,000	125,585
	Yusin Holding Corp.	12,179	26,572
#	Zeng Hsing Industrial Co. Ltd.	32,906	100,128
	Zenitron Corp.	94,000	136,325
	Zero One Technology Co. Ltd.	61,422	216,573
	Zhen Ding Technology Holding Ltd.	253,000	1,559,141
*	Zhong Yang Technology Co. Ltd.	28,000	32,663
*	Zig Sheng Industrial Co. Ltd.	187,231	52,787
	ZillTek Technology Corp.	15,000	87,353
#*	Zinwell Corp.	147,010	190,860
	Zippy Technology Corp.	51,000	81,410
#	Zyxel Group Corp.	143,826	165,363
TOTAL TAIWAN			450,423,574
THAILAND — (1.0%)
	AAPICO Hitech PCL (AH/F TB)	122,332	50,514
*	Absolute Clean Energy PCL	291,900	11,969
	Advanced Info Service PCL	76,400	847,307
	Advanced Information Technology PCL, Class F	368,300	58,255
	AEON Thana Sinsap Thailand PCL	44,700	137,056
	Airports of Thailand PCL	362,100	578,057
	AMA Marine PCL	65,800	8,527
	Amata Corp. PCL	436,900	217,063
#	AP Thailand PCL	771,202	221,687
	Asia Plus Group Holdings PCL	764,400	51,066
	Asia Sermkij Leasing PCL ASK/F TB	21,000	5,144

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Asian Alliance International PCL	136,100	$18,231
	Asian Sea Corp. PCL	76,100	18,034
#	Asset World Corp. PCL	1,286,200	88,760
*	Assetwise PCL	136,800	26,283
	Aurora Design PCL	85,800	35,372
	Bangchak Corp. PCL	245,923	236,509
#	Bangkok Airways PCL	184,400	89,359
	Bangkok Aviation Fuel Services PCL	28,500	7,816
	Bangkok Bank PCL (BBLF TB)	158,100	793,109
	Bangkok Commercial Asset Management PCL	461,600	117,201
	Bangkok Expressway & Metro PCL	893,835	149,121
	Bangkok Land PCL	4,885,200	69,851
	Bangkok Life Assurance PCL, NVDR	88,940	60,194
	BCPG PCL	106,800	24,066
	BEC World PCL	427,599	25,001
#	Berli Jucker PCL	228,300	104,596
	Betagro PCL	198,200	107,196
*	Beyond Securities PCL	713,800	11,302
	BKI Holdings PCL	28,780	275,414
	Bluebik Group PCL	24,000	11,508
*	BTS Group Holdings PCL	2,878,400	198,847
#	Cal-Comp Electronics Thailand PCL, Class F	676,978	102,390
	Central Pattana PCL	204,200	373,570
	Central Plaza Hotel PCL	76,800	85,778
	Central Retail Corp. PCL	243,666	152,049
	CH Karnchang PCL	303,372	120,490
	Charoen Pokphand Foods PCL	562,093	368,198
	CK Power PCL	501,000	36,364
	Com7 PCL	252,600	175,499
	Cotto F	291,200	1,758
	CP ALL PCL	487,530	672,134
#	CP Axtra PCL	185,407	87,013
	Delta Electronics Thailand PCL	233,300	1,509,495
	Dhipaya Group Holdings PCL	141,000	90,430
	Diamond Building Products PCL	152,800	24,495
	Ditto Thailand PCL	82,900	29,546
		Shares	Value»
THAILAND — (Continued)
	Don Muang Tollway PCL	150,500	$50,689
#	Dynasty Ceramic PCL	1,511,600	58,572
	Eastern Polymer Group PCL	402,600	41,300
#*	Energy Absolute PCL	1,726,600	150,420
	Erawan Group PCL	794,500	63,980
	Exotic Food PCL	52,700	23,581
*	Forth Corp. PCL	95,400	17,571
	Forth Smart Service PCL	130,600	25,738
	GFPT PCL	328,200	99,959
	Global Green Chemicals PCL	36,900	3,760
	Gunkul Engineering PCL	1,015,800	58,664
	Haad Thip PCL	109,500	52,499
#	Hana Microelectronics PCL	200,883	111,238
	Heng Leasing & Capital PCL	196,000	5,866
#	Home Product Center PCL	1,185,027	266,576
	Humanica PCL	88,600	13,955
	ICC International PCL	47,826	37,546
	Ichitan Group PCL	232,700	102,834
	Index Livingmall PCL	52,700	22,252
	Indorama Ventures PCL	232,700	150,695
#	IRPC PCL	3,126,700	115,374
	IT City PCL	52,200	5,462
	I-TAIL Corp. PCL	75,300	41,105
#*	Jasmine Technology Solution PCL	61,800	105,110
	Jaymart Group Holdings PCL	189,300	43,536
	JMT Network Services PCL	223,137	60,060
	Karmarts PCL	339,966	95,479
	Kasikornbank PCL (KBANKF TB)	51,600	308,181
	KCE Electronics PCL	275,900	164,564
	KGI Securities Thailand PCL	354,300	46,436
	Kiatnakin Phatra Bank PCL	39,400	90,116
	Krung Thai Bank PCL	379,950	340,942
	Krungthai Card PCL	182,300	165,778
	Lalin Property PCL	208,900	31,308
	Lam Soon Thailand PCL	132,400	19,843
#	Land & Houses PCL (LHF TB)	843,400	104,476
	Land & Houses PCL (LHR TB), NVDR	64,820	8,030

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	LH Financial Group PCL	1,530,300	$47,615
	Loxley PCL	697,570	27,819
	Major Cineplex Group PCL	106,000	22,236
	MBK PCL	115,552	66,142
	MC Group PCL	194,800	71,713
	MCS Steel PCL	220,500	59,905
	Mega Lifesciences PCL	134,200	153,796
	Minor International PCL	762,771	552,995
	MK Restaurants Group PCL	88,400	52,921
*	Mono Next PCL	320,200	11,579
#	Moshi Moshi Retail Corp. PLC	42,900	47,414
	Muang Thai Insurance PCL	58,000	29,124
	Muangthai Capital PCL	132,200	141,645
	Namyong Terminal PCL	218,500	21,929
	Netbay PCL	57,700	39,812
	Northeast Rubber PCL	470,500	71,425
	NSL Foods PCL	11,300	8,294
	Origin Property PCL	214,100	11,735
	Osotspa PCL	278,300	155,552
#	Plan B Media PCL	364,632	42,240
	Polyplex Thailand PCL	141,900	36,541
	Precious Shipping PCL	210,900	42,625
	Premier Marketing PCL	106,600	40,635
	Prima Marine PCL	295,200	67,050
*	Property Perfect PCL	4,335,345	6,822
	PTG Energy PCL	541,800	129,928
	PTT Global Chemical PCL	194,756	152,806
	PTT Oil & Retail Business PCL	291,800	125,672
	PTT PCL	421,300	454,788
	Quality Houses PCL	2,199,291	90,235
	Ratchthani Leasing PCL	944,797	49,897
	Regional Container Lines PCL	175,200	153,271
	Rojana Industrial Park PCL	324,100	47,350
	S Hotels & Resorts PCL	196,900	10,429
	Sabina PCL	35,100	17,814
	Saha Pathana Inter-Holding PCL	28,050	37,549
	Saha-Union PCL	37,800	32,688
		Shares	Value»
THAILAND — (Continued)
	Saksiam Leasing PCL	214,900	$21,991
	Samart Corp. PCL	178,000	33,268
#	Sansiri PCL	5,663,833	246,882
#	Sappe PCL	56,700	59,425
	SC Asset Corp. PCL	883,396	47,987
	SCB X PCL	81,900	352,563
	SCG Packaging PCL	151,299	95,675
#	SCGJWD Logistics PCL	57,100	12,613
#	Siam Cement PCL	76,200	497,535
#	Siam Global House PCL	372,303	81,402
	Siamgas & Petrochemicals PCL	299,100	69,360
*	Singer Thailand PCL	172,900	26,106
	SiS Distribution Thailand PCL	37,300	23,939
#	SISB PCL	118,300	39,002
*	SKY ICT PCL	126,800	42,768
	Somboon Advance Technology PCL	100,650	47,319
	SPCG PCL	115,900	35,340
#	Sri Trang Agro-Industry PCL	274,400	111,696
	Sri Trang Gloves Thailand PCL	319,498	90,950
	Srinanaporn Marketing PCL	131,400	29,938
	Srisawad Corp. PCL	208,959	164,996
	Srivichai Vejvivat PCL	174,700	45,450
	Star Petroleum Refining PCL	577,700	124,320
*	STP & I PCL	348,780	50,674
	Supalai PCL	422,825	244,364
*	Super Energy Corp. PCL	9,042,200	31,247
	SVI PCL	202,700	47,432
	TAC Consumer PCL	154,800	26,788
#	Taokaenoi Food & Marketing PCL, Class F	157,200	20,331
	Thai Coconut PCL	146,700	25,263
#	Thai Life Insurance PCL	140,400	52,955
	Thai Oil PCL	257,614	350,372
	Thai President Foods PCL	4,100	24,604
	Thai Stanley Electric PCL (STANLY/F TB), Class F	11,300	68,402
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	23,608
	Thai Union Group PCL	555,532	208,165

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Thai Vegetable Oil PCL	180,840	$134,400
*	Thaicom PCL	219,600	64,016
	Thaifoods Group PCL	501,100	75,685
	Thanachart Capital PCL	63,600	119,206
	Thoresen Thai Agencies PCL	413,500	55,484
	TIDLOR Holdings PCL	258,425	139,305
	Tipco Asphalt PCL (TASCO/F TB)	225,200	100,883
	TIPCO Foods PCL	46,200	11,346
	Tisco Financial Group PCL (TISCO/F TB)	28,600	102,153
#	TMBThanachart Bank PCL	2,445,150	156,750
	TOA Paint Thailand PCL	171,100	78,890
	TQM Alpha PCL	30,966	11,800
	Triple i Logistics PCL	142,800	17,623
	True Corp. PCL	1,121,203	412,935
	TTW PCL	251,600	73,529
	United Paper PCL	138,000	33,093
	Univanich Palm Oil PCL	256,200	104,249
	VGI PCL	4,008,200	109,394
	WHA Corp. PCL	1,408,100	155,167
*	Xspring Capital PCL	2,834,500	41,422
TOTAL THAILAND			20,191,170
TURKEY — (0.7%)
*	Adese Gayrimenkul Yatirim AS	2,256,095	68,497
	Afyon Cimento Sanayi TAS	33,129	11,166
	Agesa Hayat ve Emeklilik AS	16,407	94,929
*	Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	50,825	31,001
	Akbank TAS	613,519	1,312,353
*	Akfen Yenilenebilir Enerji AS	114,211	49,112
	Aksa Akrilik Kimya Sanayii AS	525,921	133,982
*	Aksigorta AS	107,839	20,493
	Albaraka Turk Katilim Bankasi AS	752,440	160,183
*	Alkim Alkali Kimya AS	66,442	29,651
*	Altinay Savunma Teknolojileri AS	57,769	21,743
	Anadolu Anonim Turk Sigorta Sirketi	253,141	166,441
	Anadolu Hayat Emeklilik AS	15,866	45,098
		Shares	Value»
TURKEY — (Continued)
*	Anel Elektrik Proje Taahhut ve Ticaret AS	55,852	$21,012
#*	Arcelik AS	10,304	27,078
	ARD Grup Bilisim Teknolojileri AS	79,072	85,771
*	Arsan Tekstil Ticaret ve Sanayi AS	263,434	25,975
	Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	42,144	154,743
*	Aydem Yenilenebilir Enerji AS	19,426	11,180
	Aygaz AS	22,033	121,562
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi AS	23,234	24,511
*	Bera Holding AS	283,731	117,669
*	Besler Gida Ve Kimya Sanayi Ve Ticaret AS	113,669	37,469
*	Bien Yapi Urunleri Sanayi Turizm ve Ticaret AS	10,888	6,007
	BIM Birlesik Magazalar AS	39,254	599,044
*	Biotrend Cevre VE Enerji Yatirimlari AS	44,692	19,599
#*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	1,793	26,546
	Borusan Yatirim ve Pazarlama AS	598	31,738
*	Bosch Fren Sistemleri Sanayi ve Ticaret AS	7,266	26,394
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	10,067	21,106
	Celebi Hava Servisi AS	1,121	46,990
*	Cemas Dokum Sanayi AS	121,737	16,358
	Coca-Cola Icecek AS	104,785	173,697
*	CW Enerji Muhendislik Ticaret VE Sanayi AS	56,898	42,632
*	DAP Gayrimenkul Gelistirme AS	201,146	50,041
*	Deva Holding AS	14,705	22,593
	Dogan Sirketler Grubu Holding AS	383,390	191,477

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Dogu Aras Enerji Yatirimlari AS	10,999	$20,752
	Dogus Otomotiv Servis ve Ticaret AS	32,940	173,939
	Ebebek Magazacilik AS	8,355	11,573
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	60,619
	EGE Endustri VE Ticaret AS	178	30,323
	EGE Gubre Sanayii AS	19,870	43,143
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	26,870	73,652
Ω	Enerjisa Enerji AS	37,039	89,234
	Enerya Enerji AS	268,141	61,205
	Enka Insaat ve Sanayi AS	141,775	318,556
*	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	23,693
*	Esenboga Elektrik Uretim AS	160,772	14,602
*	Europen Endustri Insaat Sanayi VE Ticaret AS	224,242	25,917
*	Europower Enerji VE Otomasyon Teknolojileri Sanayi Ticaret AS	81,772	78,295
	Ford Otomotiv Sanayi AS	31,338	81,912
	Galata Wind Enerji AS	35,800	21,760
*	Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	934,903	25,459
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	31,518
	Gentas Genel Metal Sanayi ve Ticaret AS	80,427	23,337
*	Girsim Elektrik Sanayi Taahut Ve Ticaret AS	78,397	99,954
	Global Yatirim Holding AS	695,897	235,011
	Goknur Gida Maddeleri Ithalat Ihracat Ticaret Ve Sanayi AS	63,565	33,167
		Shares	Value»
TURKEY — (Continued)
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	66,504	$38,997
	Grainturk Tarim AS	2,349	11,970
*	GSD Holding AS	438,423	50,947
#*	Gubre Fabrikalari TAS	10,604	117,389
	GUR-Sel Turizm Tasimacilik VE Servis Ticaret AS	8,217	71,981
*	HAT-San Gemi Insaa Bakim Onarim Deniz Nakliyat Sanayi VE Ticaret AS	9,094	8,909
#*	Hektas Ticaret TAS	298,236	23,105
*	Hitit Bilgisayar Hizmetleri AS	22,568	23,568
*	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	42,583
*	Info Yatirim AS	336,890	33,734
*	Is Finansal Kiralama AS	190,849	94,353
*	Izmir Demir Celik Sanayi AS	315,488	52,964
*	Izmir Firca Sanayi ve Ticaret AS	21,804	27,238
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	43,031
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	757,382	51,318
*	Kayseri Seker Fabrikasi AS	602,022	67,837
*	Kervan Gida Sanayi Ve Ticaret AS	196,411	14,526
	Kiler Holding AS	18,824	255,462
*	Kimteks Poliuretan Sanayi VE Ticaret AS	29,075	10,705
	Kocaer Celik Sanayi Ve Ticaret AS	111,918	29,823
*	Koza Polyester Sanayi VE Ticaret AS	72,377	9,752
	LDR Turizm AS	12,450	20,582
	Limak Dogu Anadolu Cimento Sanayi VE Ticaret AS	21,026	16,012
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	75,164
*	Loras Holding AS	144,133	14,196

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
*	Margun Enerji Uretim Sanayi VE Ticaret AS	117,150	$110,864
*	Marmara Holding AS	119,365	7,041
#Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	251,370	279,843
*	Mega Metal Sanayi VE Ticaret AS	31,524	47,595
#*	MIA Teknoloji AS	41,529	35,563
	Naturelgaz Sanayi ve Ticaret AS	120,868	31,969
*	Orge Enerji Elektrik Taahhut AS	24,876	41,085
*	Ostim Endustriyel Yatirimlar Ve Isletme AS	231,664	15,744
*	Oyak Yatirim Menkul Degerler AS	49,714	53,932
*	Pasifik Eurasia Lojistik Dis Ticaret AS	6,836	23,370
*	Pegasus Hava Tasimaciligi AS	72,805	341,855
*	Peker Gayrimenkul Yatirim Ortakligi AS	948,921	218,581
#*	Petkim Petrokimya Holding AS	358,775	152,291
*	Polisan Holding AS	30,017	12,569
*	Politeknik Metal Sanayi ve Ticaret AS	148	21,460
*	Ral Yatirim Holding AS	13,568	58,758
*	Reysas Tasimacilik ve Lojistik Ticaret AS	23,526	9,955
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	190,319	200,630
#*	Sasa Polyester Sanayi AS	920,436	54,001
	Sekerbank Turk AS	1,077,926	226,519
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	12,997	24,036
*	Sok Marketler Ticaret AS	89,977	134,432
	SUN Tekstil Sanayi Ve Ticaret AS	46,483	45,589
	Suwen Tekstil Sanayi Pazarlama AS	196,141	40,400
	TAB Gida Sanayi Ve Ticaret AS	9,822	60,741
#*	TAV Havalimanlari Holding AS	40,534	324,587
	Tekfen Holding AS	30,683	54,161
#	Tofas Turk Otomobil Fabrikasi AS	11,946	89,830
		Shares	Value»
TURKEY — (Continued)
*	Trust Anadolu Metal Madencilik Isletmeleri AS	26,514	$87,103
*	Tukas Gida Sanayi ve Ticaret AS	1,069,281	71,414
*	Tumosan Motor ve Traktor Sanayi AS	7,217	18,752
	Turcas Holding AS	47,712	51,423
*	Tureks Turizm Tasimacilik AS, Class D	82,247	14,181
#*	Turk Altin Isletmeleri AS	44,127	55,083
#	Turk Hava Yollari AO	102,133	714,381
*	Turk Telekomunikasyon AS	148,117	225,634
	Turkcell Iletisim Hizmetleri AS	323,023	870,579
	Turkiye Garanti Bankasi AS	135,943	504,578
	Turkiye Petrol Rafinerileri AS	118,020	665,051
	Turkiye Sigorta AS	392,308	109,860
*	Turkiye Sinai Kalkinma Bankasi AS	691,090	224,174
*	Turkiye Vakiflar Bankasi TAO, Class D	397,925	335,690
#	Ulker Biskuvi Sanayi AS	100,722	314,263
*	Usak Seramik Sanayii AS	191,715	12,654
*	Vakif Finansal Kiralama AS	1,162,717	55,455
#*	Vestel Elektronik Sanayi ve Ticaret AS	61,815	44,639
*	Yapi ve Kredi Bankasi AS	720,873	680,858
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	43,261	47,777
*	Yayla Agro Gida Sanayi VE Nakliyat AS	167,805	49,465
*	YEO Teknoloji Enerji VE Endustri AS	27,703	27,683
	Ziraat Gayrimenkul Yatirim Ortakligi AS	89,179	48,835
*	Zorlu Enerji Elektrik Uretim AS	633,619	48,188
TOTAL TURKEY			14,824,729

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	344,916	$1,430,676
	Abu Dhabi Islamic Bank PJSC	189,500	1,256,791
	Abu Dhabi National Hotels	2,648,794	315,608
	Abu Dhabi National Insurance Co. PSC	78,793	171,450
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	702,491
*	Abu Dhabi Ports Co. PJSC	448,484	630,605
	ADNOC Drilling Co. PJSC	506,641	735,544
	ADNOC Logistics & Services	542,017	828,300
	Agility Global PLC	1,369,686	503,542
	Agthia Group PJSC	166,034	167,361
	Air Arabia PJSC	1,040,403	1,411,996
	Ajman Bank PJSC	527,411	212,541
*	AL Seer Marine Supplies & Equipment Co. LLC	70,933	47,540
	Aldar Properties PJSC	256,598	670,801
	Alpha Dhabi Holding PJSC	109,731	266,742
	Americana Restaurants International PLC - Foreign Co.	831,250	352,751
*	Amlak Finance PJSC	133,140	64,167
*	Apex Investment Co. PSC	89,958	82,576
*	Bank of Sharjah	428,900	148,240
	Burjeel Holdings PLC	157,476	54,044
	Deyaar Development PJSC	461,896	128,397
	Dubai Financial Market PJSC	640,976	289,495
	Dubai Investments PJSC	1,107,342	1,206,858
	Dubai Islamic Bank PJSC	579,846	1,525,445
	Emaar Development PJSC	262,350	1,229,633
	Emaar Properties PJSC	893,359	3,654,457
	Emirates Driving Co.	108,230	95,481
	Emirates Integrated Telecommunications Co. PJSC	250,630	703,642
	Emirates NBD Bank PJSC	366,178	3,101,235
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
*	Emirates Reem Investments PJSC	12,985	$9,170
	Emirates Telecommunications Group Co. PJSC	300,653	1,612,669
*	EMSTEEL Building Materials PJSC	466,626	147,591
*	Eshraq Investments PJSC	506,300	62,088
	Fertiglobe PLC	284,857	210,285
	First Abu Dhabi Bank PJSC	246,883	1,250,891
*	Ghitha Holding PJSC	14,058	64,507
*	Gulf Navigation Holding PJSC	47,457	29,022
*	Gulf Pharmaceutical Industries PSC	118,252	37,376
*	Manazel PJSC	469,227	38,747
*	Modon Holding PSC	410,592	378,223
	National Bank of Ras Al-Khaimah PSC	53,122	135,132
	National Central Cooling Co. PJSC	238,237	194,728
	NMDC Group PJSC	72,293	404,869
	Palms Sports PrJSC	12,421	27,987
	Parkin Co. PJSC	205,422	345,884
*	Presight AI Holding PLC	100,260	92,165
*	RAK Properties PJSC	644,145	228,150
	Ras Al Khaimah Ceramics PJSC	298,761	206,689
	Salik Co. PJSC	376,998	655,153
	Sharjah Islamic Bank	469,776	456,659
*	Shuaa Capital PSC	457,175	29,051
	Taaleem Holdings PJSC	37,956	43,301
	TECOM Group PJSC	135,101	138,328
*	Two Point Zero Group PJSC	1,114,825	685,127
*	Union Properties PJSC	657,243	155,779
TOTAL UNITED ARAB EMIRATES			29,627,980
TOTAL COMMON STOCKS			1,977,039,504
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
	Alpargatas SA, 13.231%	40,900	111,678
	Axia Energia Class B, 7.132%	22,000	241,665
*	Axia Energia Class C	35,218	353,334
	Banco ABC Brasil SA, 9.667%	37,277	189,971

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
Ω	Banco BMG SA, 10.786%	77,563	$73,838
	Banco Bradesco SA, 6.739%	286,361	1,159,537
	Banco do Estado do Rio Grande do Sul SA, 8.900%	111,307	380,911
	Banco Pine SA, 5.174%	35,212	89,456
	Centrais Eletricas de Santa Catarina SA, 6.947%	5,750	152,951
	Cia de Ferro Ligas da Bahia FERBASA, 8.707%	57,874	92,154
	Cia De Sanena Do Parana, 4.533%	337,736	565,380
	Cia Energetica de Minas Gerais, 14.378%	299,550	653,429
	Cia Energetica do Ceara, 4.250%	4,882	29,499
*	Cyrela Brazil Realty SA Empreendimentos e Participacoes	24,376	130,385
	Energisa SA, 4.001%	194	352
	Eucatex SA Industria e Comercio, 5.357%	15,000	59,855
	Gerdau SA, 2.765%	107,502	457,973
	Isa Energia Brasil SA, 9.871%	54,103	286,411
	Itau Unibanco Holding SA, 9.784%	354,423	3,064,224
	Klabin SA, 8.728%	2	1
*	Localiza Rent a Car SA	5,096	45,182
	Marcopolo SA, 17.759%	261,540	320,542
*	Raizen SA	334,196	65,407
	Randoncorp SA, 0.726%	74,336	90,965
	Schulz SA, 11.852%	42,646	43,272
	Track & Field Co. SA, 1.832%	12,300	36,460
	Unipar Carbocloro SA, 19.844%	19,071	227,827
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	180,586	216,178
TOTAL BRAZIL			9,138,837
		Shares	Value»

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 4.282%	63,375	$111,628
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 2.827%	398,348	96,438
	Grupo de Inversiones Suramericana SA, 2.879%	32,161	453,243
TOTAL COLOMBIA			549,681
INDIA — (0.0%)
	TVS Motor Co. Ltd., 6.000%	197,040	21,420
TOTAL PREFERRED STOCKS			9,821,566
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Banco BMG SA Rights 03/02/2026	6,399	973
MALAYSIA — (0.0%)
*	Hengyuan Refining Co. Bhd. Warrants 10/27/2030	30,550	2,209
SOUTH KOREA — (0.0%)
*	Chinyang Holdings Corp. Rights 03/05/2026	1,404	673
TAIWAN — (0.0%)
*	Kinsus Interconnect Technology Corp. Rights 01/26/2026	19,304	65,635
*	Speed Tech Corp. Rights 01/15/2026	5,448	606
TOTAL TAIWAN			66,241
THAILAND — (0.0%)
*	Assetwise PCL Rights	15,200	0
*	Better World Green PCL Warrants	613,066	0
TOTAL RIGHTS/WARRANTS			70,096
TOTAL INVESTMENT SECURITIES (Cost $1,061,761,349)			1,986,931,166

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§	The DFA Short Term Investment Fund	1,805,498	$20,884,194
TOTAL INVESTMENTS — (100.0%)
(Cost $1,082,645,534)^^			$2,007,815,360
As of January 31, 2026, the value of Rule 144A securities amounted to $87,621,138 or 4.4% of net assets.
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$52,219,567	$12,557	—	$52,232,124
Chile	2,613,246	9,393,916	—	12,007,162
China	33,781,134	489,049,307	$69,591	522,900,032
Colombia	2,956,330	—	—	2,956,330
Czech Republic	—	1,424,176	—	1,424,176
Egypt	12,944	640,412	—	653,356
Greece	1,073,251	10,881,361	—	11,954,612
Hong Kong	—	122,311	—	122,311
Hungary	—	6,084,436	—	6,084,436
India	14,971,578	253,256,916	—	268,228,494
Indonesia	907,062	19,406,117	20,812	20,333,991
Kuwait	—	11,114,495	16,787	11,131,282
Malaysia	10,406	26,191,673	318	26,202,397
Mexico	38,359,157	404,625	—	38,763,782
Peru	1,796,930	—	—	1,796,930
Philippines	25,673	8,755,127	2,506	8,783,306
Poland	—	25,501,620	—	25,501,620
Qatar	—	14,803,564	—	14,803,564
Saudi Arabia	28,049	50,876,019	—	50,904,068
South Africa	12,182,576	57,396,219	—	69,578,795
South Korea	1,689,120	313,778,477	141,686	315,609,283
Taiwan	12,463,606	437,954,615	5,353	450,423,574
Thailand	29,124	20,162,046	—	20,191,170
Turkey	—	14,824,729	—	14,824,729
United Arab Emirates	—	29,627,980	—	29,627,980
Preferred Stocks
Brazil	9,138,837	—	—	9,138,837
Chile	—	111,628	—	111,628
Colombia	549,681	—	—	549,681
India	—	21,420	—	21,420
Rights/Warrants
Brazil	—	973	—	973
Malaysia	—	2,209	—	2,209
South Korea	—	673	—	673
Taiwan	—	66,241	—	66,241
Thailand	—	—	—	—
Securities Lending Collateral	—	20,884,194	—	20,884,194
Total Investments in Securities	$184,808,271	$1,822,750,036	$257,053˂˃	$2,007,815,360

Emerging Markets Social Core Equity Portfolio
CONTINUED
˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2026
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.9%)
COMMUNICATION SERVICES — (1.9%)
*	Advantage Solutions, Inc.	65,072	$70,278
*	Angi, Inc.	17,850	231,693
	Array Digital Infrastructure, Inc.	20,115	969,342
	ATN International, Inc.	6,530	157,961
*	Bandwidth, Inc., Class A	11,593	161,954
*	Boston Omaha Corp., Class A	13,414	163,785
*	Bumble, Inc., Class A	39,209	131,350
	Cable One, Inc.	1,667	135,010
*	Cars.com, Inc.	26,413	300,052
*	Cineverse Corp.	3,946	7,892
*	DHI Group, Inc.	4,552	7,920
*	DoubleVerify Holdings, Inc.	30,313	327,987
	Entravision Communications Corp., Class A	2,460	7,405
*	Eventbrite, Inc., Class A	739	3,266
*	EW Scripps Co., Class A	33,487	112,181
*	Gaia, Inc.	2,866	9,716
*	Gambling.com Group Ltd.	6,316	30,127
*	GCI Liberty, Inc. (GLBKV US), Class C	11,245	415,953
*	GCI Liberty, Inc. (GLIBA US), Class A	1,334	49,985
	Gray Media, Inc. GTN US	36,900	166,419
	John Wiley & Sons, Inc. (WLY US), Class A	11,582	361,706
*	Liberty Global Ltd. (LBTYA US), Class A	44,008	488,049
*	Liberty Global Ltd. (LBTYK US), Class C	46,325	513,281
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	146,387
*	Liberty Latin America Ltd. (LILAK US), Class C	69,155	538,026
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	Lionsgate Studios Corp.	13,009	$122,805
	Marcus Corp.	13,447	202,915
	National CineMedia, Inc.	25,946	93,665
	Nexstar Media Group, Inc.	11,834	2,513,305
#	Paramount Skydance Corp., Class B	14,618	163,868
*	PubMatic, Inc., Class A	14,446	104,878
*	Reservoir Media, Inc.	12,792	96,580
	Saga Communications, Inc., Class A	2,918	33,207
	Scholastic Corp.	12,850	449,364
	Shenandoah Telecommunications Co.	19,786	234,860
	Shutterstock, Inc.	5,023	99,707
	Sinclair, Inc.	8,983	130,343
	Sirius XM Holdings, Inc.	23,310	474,358
	Spok Holdings, Inc.	6,453	88,858
*	Stagwell, Inc.	11,254	67,636
*	Starz Entertainment Corp.	867	8,661
	TEGNA, Inc.	63,695	1,220,396
	Telephone & Data Systems, Inc.	43,900	1,981,207
*	TripAdvisor, Inc.	22,841	303,557
*	Urban One, Inc. UONE US	283	3,854
*	Urban One, Inc. UONEK US	721	6,489
*	Vivid Seats, Inc., Class A	163	1,188
*	Yelp, Inc.	13,236	362,402
*	Ziff Davis, Inc.	15,840	605,405
*	ZoomInfo Technologies, Inc.	73,373	590,653
TOTAL COMMUNICATION SERVICES			15,467,886
CONSUMER DISCRETIONARY — (13.3%)
*	1-800-Flowers.com, Inc., Class A	15,632	67,530
	Academy Sports & Outdoors, Inc.	27,579	1,517,121
*	Adient PLC	32,435	674,648
	ADT, Inc.	223,564	1,788,512

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Adtalem Global Education, Inc.	5,512	$570,768
*	American Axle & Manufacturing Holdings, Inc.	58,417	465,583
	American Eagle Outfitters, Inc.	72,825	1,697,551
*	American Outdoor Brands, Inc.	6,121	55,456
*	American Public Education, Inc.	8,469	353,835
	Aramark	79,564	3,062,418
	Arko Corp.	26,642	141,469
*	Asbury Automotive Group, Inc.	7,513	1,761,874
	Autoliv, Inc.	3,914	474,533
*	AutoNation, Inc.	11,413	2,339,437
	Bassett Furniture Industries, Inc.	5,100	80,580
*	Beazer Homes USA, Inc.	9,001	194,152
*	Biglari Holdings, Inc. (BH US), Class B	800	300,024
*	Biglari Holdings, Inc. (BH/A US), Class A	30	59,065
*	Birkenstock Holding PLC	39,924	1,507,530
*	BJ's Restaurants, Inc.	10,427	436,057
	Bloomin' Brands, Inc.	8,500	51,000
	BorgWarner, Inc.	84,918	4,025,962
	Brightstar Lottery PLC	2,090	30,263
	Brunswick Corp.	21,034	1,687,347
*	Caesars Entertainment, Inc.	34,099	705,849
	Caleres, Inc.	13,403	163,785
*	Callaway Golf Co.	66,954	960,790
*	CarMax, Inc.	32,742	1,458,329
	Carriage Services, Inc.	3,397	145,765
	Carter's, Inc.	14,193	491,220
*	Cato Corp., Class A	3,575	10,904
	Century Communities, Inc.	13,543	852,938
*	Champion Homes, Inc.	13,199	1,034,538
*	Chegg, Inc.	22,539	17,332
*	Citi Trends, Inc.	2,758	119,008
	Clarus Corp.	4,322	16,553
	Columbia Sportswear Co.	12,729	703,659
*	Cooper-Standard Holdings, Inc.	3,102	97,310
#	Cracker Barrel Old Country Store, Inc.	5,345	160,991
*	Crocs, Inc.	11,898	998,480
	Dana, Inc.	57,009	1,647,560
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Designer Brands, Inc., Class A	19,219	$121,848
*	Destination XL Group, Inc.	24,758	16,910
*	Dorman Products, Inc.	7,234	898,463
*	Dream Finders Homes, Inc., Class A	6,463	118,855
*	Duluth Holdings, Inc., Class B	648	1,562
*	El Pollo Loco Holdings, Inc.	18,381	186,200
	Escalade, Inc.	3,057	44,449
	Ethan Allen Interiors, Inc.	12,381	283,896
*	First Watch Restaurant Group, Inc.	19,583	313,132
	Flexsteel Industries, Inc.	2,242	89,747
*	Floor & Decor Holdings, Inc., Class A	18,143	1,196,712
*	Fox Factory Holding Corp.	12,081	222,290
*	Funko, Inc., Class A	16,160	65,610
	Gap, Inc.	130,538	3,652,453
*	Genesco, Inc.	5,646	163,339
	Gentex Corp.	53,796	1,237,846
*	Gentherm, Inc.	8,895	284,284
	G-III Apparel Group Ltd.	20,294	595,629
*	Global Business Travel Group I	12,493	85,577
	Gold.com, Inc.	7,760	402,356
	Golden Entertainment, Inc.	4,690	126,255
*	Goodyear Tire & Rubber Co.	110,906	1,043,625
	Graham Holdings Co., Class B	931	1,086,133
*	Green Brick Partners, Inc.	11,839	821,508
	Group 1 Automotive, Inc.	3,815	1,351,502
*	GrowGeneration Corp.	5,450	7,140
	Hamilton Beach Brands Holding Co., Class A	2,800	53,452
	Harley-Davidson, Inc.	46,753	925,709
	Haverty Furniture Cos., Inc. (HVT US)	7,037	178,177
*	Helen of Troy Ltd.	8,103	134,186

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Hilton Grand Vacations, Inc.	28,246	$1,274,177
	Hooker Furnishings Corp.	2,653	35,205
*	Hovnanian Enterprises, Inc., Class A	1,358	152,979
	J Jill, Inc.	2,152	33,593
	JAKKS Pacific, Inc.	4,636	84,700
	Johnson Outdoors, Inc., Class A	441	20,017
	KB Home	23,222	1,336,194
	Kohl's Corp.	40,192	702,154
#	Krispy Kreme, Inc.	37,983	119,646
*	Lands' End, Inc.	11,127	197,616
*	Latham Group, Inc.	22,247	139,934
	La-Z-Boy, Inc.	19,420	707,082
	LCI Industries	8,636	1,266,815
	Lear Corp.	20,616	2,413,927
*	Legacy Housing Corp.	9,304	193,058
	Leggett & Platt, Inc.	3,683	42,981
*	LGI Homes, Inc.	9,377	469,881
*	Liberty Live Holdings, Inc., Class A	805	64,754
*	Liberty Live Holdings, Inc., Class C	1,864	153,929
*	Life Time Group Holdings, Inc.	54,182	1,580,489
	Lifetime Brands, Inc.	4,936	15,548
	Lithia Motors, Inc.	9,693	3,135,104
	LKQ Corp.	59,846	1,965,941
*	Lovesac Co.	6,021	80,200
*	M/I Homes, Inc.	5,985	800,195
	Macy's, Inc.	110,139	2,204,983
*	Malibu Boats, Inc., Class A	7,259	235,918
	Marine Products Corp.	5,374	51,913
	Marriott Vacations Worldwide Corp.	13,143	713,796
*	MasterCraft Boat Holdings, Inc.	4,040	86,981
*	Mattel, Inc.	92,126	1,924,512
	Matthews International Corp., Class A	13,348	350,919
	Meritage Homes Corp.	19,382	1,347,243
*	MGM Resorts International	2,713	90,994
*	Mister Car Wash, Inc.	39,947	221,706
*	Mohawk Industries, Inc.	23,630	2,797,319
	Monarch Casino & Resort, Inc.	777	71,119
	Monro, Inc.	10,753	201,296
*	Motorcar Parts of America, Inc.	9,753	121,230
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Movado Group, Inc.	6,489	$147,949
*	National Vision Holdings, Inc.	30,132	793,978
	Newell Brands, Inc.	158,978	675,657
*	OneWater Marine, Inc., Class A	5,322	70,676
	Oxford Industries, Inc.	5,981	220,400
	Patrick Industries, Inc.	13,970	1,762,595
*	Penn Entertainment, Inc.	6,786	87,132
	Penske Automotive Group, Inc.	11,663	1,828,642
	Perdoceo Education Corp.	30,611	980,470
*	Petco Health & Wellness Co., Inc.	67,410	181,333
*	PetMed Express, Inc.	2,486	7,930
	Phinia, Inc.	17,167	1,221,775
	Polaris, Inc.	8,774	560,132
#*	Portillo's, Inc., Class A	29,352	165,839
*	Pursuit Attractions & Hospitality, Inc.	2,749	95,473
	PVH Corp.	23,368	1,457,228
	RCI Hospitality Holdings, Inc.	2,105	50,604
	Rocky Brands, Inc.	3,792	122,064
#*	Sally Beauty Holdings, Inc.	40,019	609,089
	Shoe Carnival, Inc.	14,057	267,926
	Signet Jewelers Ltd.	17,468	1,611,772
	Smith & Wesson Brands, Inc.	23,502	256,642
	Sonic Automotive, Inc., Class A	10,903	653,744
*	Sportsman's Warehouse Holdings, Inc.	19,768	27,082
	Standard Motor Products, Inc.	10,327	412,357
	Steven Madden Ltd.	17,051	748,198
*	Stoneridge, Inc.	10,877	71,571
	Strategic Education, Inc.	9,712	825,714
*	Strattec Security Corp.	2,014	159,348
*	Stride, Inc.	7,136	603,706
	Sturm Ruger & Co., Inc.	3,323	121,921
	Superior Group of Cos., Inc.	6,372	63,465
*	Target Hospitality Corp.	18,647	128,478
*	Taylor Morrison Home Corp.	47,338	2,885,251
	Thor Industries, Inc.	20,515	2,295,013

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	Tilly's, Inc., Class A	2,019	$2,968
	Toll Brothers, Inc.	32,988	4,766,436
*	Tri Pointe Homes, Inc.	41,682	1,390,095
*	Under Armour, Inc. (UA US), Class C	74,642	453,077
#*	Under Armour, Inc. (UAA US), Class A	65,930	406,788
*	Universal Electronics, Inc.	4,301	16,989
	Upbound Group, Inc.	18,986	358,835
*	Urban Outfitters, Inc.	22,037	1,561,321
*	Vera Bradley, Inc.	8,337	20,009
	Visteon Corp.	7,578	688,537
	Weyco Group, Inc.	4,829	152,693
#	Whirlpool Corp.	9,116	729,189
	Winnebago Industries, Inc.	12,903	592,377
*	Zumiez, Inc.	8,075	198,726
TOTAL CONSUMER DISCRETIONARY			109,551,813
CONSUMER STAPLES — (6.1%)
	Albertsons Cos., Inc., Class A	169,093	2,815,399
	Alico, Inc.	2,083	86,049
	Andersons, Inc.	16,136	1,000,271
*	BellRing Brands, Inc.	4,705	117,013
*	Boston Beer Co., Inc. , Class A	2,182	466,119
	Brown-Forman Corp. (BF/A US), Class A	7,140	198,706
	Brown-Forman Corp. (BFB US), Class B	58,467	1,600,242
	Calavo Growers, Inc.	4,647	118,220
	Cal-Maine Foods, Inc.	17,183	1,435,296
#	Campbell's Co.	104,037	2,910,955
*	Central Garden & Pet Co. (CENT US)	4,869	164,718
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	625,576
	Conagra Brands, Inc.	147,638	2,732,779
*	Coty, Inc., Class A	142,000	450,140
*	Darling Ingredients, Inc.	51,820	2,366,101
	Dole PLC	31,178	496,666
	Edgewell Personal Care Co.	19,405	377,621
*	Farmer Bros Co.	6,541	10,793
	Flowers Foods, Inc.	46,017	525,974
	Fresh Del Monte Produce, Inc.	23,077	915,234
*	Grocery Outlet Holding Corp.	36,781	350,523
*	Hain Celestial Group, Inc.	33,640	40,704
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Hormel Foods Corp.	75,773	$1,864,774
	Ingles Markets, Inc., Class A	7,277	544,756
	Ingredion, Inc.	22,932	2,708,269
	Interparfums, Inc.	1,378	134,452
	J&J Snack Foods Corp.	2,839	269,705
	J.M. Smucker Co.	37,296	3,910,859
	John B Sanfilippo & Son, Inc.	2,288	185,099
	Lamb Weston Holdings, Inc.	11,746	539,494
	Limoneira Co.	1,482	21,341
*	Maplebear, Inc.	17,581	653,310
*	Medifast, Inc.	1,266	14,483
*	Mission Produce, Inc.	22,424	301,827
	Molson Coors Beverage Co., Class B	67,833	3,258,697
*	Natural Alternatives International, Inc.	1,808	7,413
	Natural Grocers by Vitamin Cottage, Inc.	2,542	69,447
*	Nature's Sunshine Products, Inc.	7,774	196,060
	Nu Skin Enterprises, Inc., Class A	13,799	146,407
	Oil-Dri Corp. of America	3,664	221,855
*	Performance Food Group Co.	29,963	2,859,968
	Pilgrim's Pride Corp.	45,094	1,955,727
*	Post Holdings, Inc.	12,901	1,319,901
	PriceSmart, Inc.	11,522	1,638,544
	Reynolds Consumer Products, Inc.	49,478	1,146,405
	Seaboard Corp.	312	1,585,671
*	Seneca Foods Corp. (SENEA US), Class A	2,914	347,728
*	Simply Good Foods Co.	34,909	655,242
	Spectrum Brands Holdings, Inc.	10,514	669,847
	Tootsie Roll Industries, Inc.	4,843	183,453
*	TreeHouse Foods, Inc.	21,424	527,887
*	United Natural Foods, Inc.	23,005	856,476
	Universal Corp.	11,264	637,430
*	USANA Health Sciences, Inc.	7,508	162,924
	Utz Brands, Inc.	11,726	123,592
	Village Super Market, Inc., Class A	5,438	193,919

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Weis Markets, Inc.	11,893	$846,187
*	Willamette Valley Vineyards, Inc.	206	575
TOTAL CONSUMER STAPLES			50,564,823
ENERGY — (9.1%)
*	Amplify Energy Corp.	4,862	24,407
*	Antero Resources Corp.	67,570	2,457,521
	APA Corp.	131,039	3,460,740
	Archrock, Inc.	40,946	1,211,592
	Ardmore Shipping Corp.	18,203	235,183
	Atlas Energy Solutions, Inc.	25,262	294,807
*	Bristow Group, Inc.	11,552	507,826
	Cactus, Inc., Class A	9,499	534,129
	California Resources Corp.	35,036	1,874,426
	Chord Energy Corp. (CHRD US)	12,421	1,245,081
*	Clean Energy Fuels Corp.	25,318	55,700
*	CNX Resources Corp.	68,559	2,660,089
*	Comstock Resources, Inc.	75,569	1,840,105
	Core Laboratories, Inc.	11,696	228,540
	Core Natural Resources, Inc.	4,614	440,083
	Crescent Energy Co., Class A	107,319	1,048,507
*	CVR Energy, Inc.	8,369	190,311
	DHT Holdings, Inc.	77,872	1,115,906
*	DMC Global, Inc.	6,340	54,524
	Dorian LPG Ltd.	19,585	578,345
*	DT Midstream, Inc.	17,031	2,146,247
	Energy Services of America Corp.	2,810	25,318
	Epsilon Energy Ltd.	6,821	34,037
	Evolution Petroleum Corp.	11,610	45,743
*	Expro Group Holdings NV	35,866	574,215
*	Forum Energy Technologies, Inc.	4,690	212,176
	FutureFuel Corp.	7,665	25,218
*	Geospace Technologies Corp.	2,271	35,110
	Granite Ridge Resources, Inc.	39,654	199,063
*	Green Plains, Inc.	7,761	88,941
*	Gulfport Energy Corp.	2,628	536,559
*	Helix Energy Solutions Group, Inc.	66,556	528,455
		Shares	Value†
ENERGY — (Continued)
	Helmerich & Payne, Inc.	39,845	$1,349,949
	HF Sinclair Corp.	60,990	3,170,870
*	Innovex International, Inc.	13,881	344,943
	International Seaways, Inc.	19,284	1,150,291
	Kodiak Gas Services, Inc.	21,353	897,039
*	Kosmos Energy Ltd.	83,098	131,295
	Liberty Energy, Inc.	66,928	1,649,775
	Magnolia Oil & Gas Corp., Class A	62,008	1,581,824
	Matador Resources Co.	48,938	2,213,955
	Murphy Oil Corp.	61,922	1,863,233
*	Nabors Industries Ltd.	3,363	224,783
	NACCO Industries, Inc., Class A	3,182	156,650
*	National Energy Services Reunited Corp.	13,754	270,679
	Natural Gas Services Group, Inc.	5,881	203,718
	Noble Corp. PLC	40,957	1,458,888
	Nordic American Tankers Ltd.	89,134	370,797
#	Northern Oil & Gas, Inc.	39,529	988,225
	NOV, Inc.	139,443	2,558,779
*	Oceaneering International, Inc.	22,794	686,099
*	Oil States International, Inc.	23,301	197,359
	Ovintiv, Inc.	93,622	4,069,748
*	Par Pacific Holdings, Inc.	14,118	532,813
#	Patterson-UTI Energy, Inc.	156,730	1,180,177
	Peabody Energy Corp.	38,455	1,355,923
	Permian Resources Corp.	268,059	4,323,792
*	PrimeEnergy Resources Corp.	646	118,276
*	ProPetro Holding Corp.	47,514	545,936
	Range Resources Corp.	64,816	2,453,286
	Ranger Energy Services, Inc., Class A	9,962	153,614
*	REX American Resources Corp.	16,358	553,064
	Riley Exploration Permian, Inc.	6,063	170,067
	RPC, Inc.	82,897	551,265

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	SandRidge Energy, Inc.	15,094	$239,240
	Scorpio Tankers, Inc.	21,314	1,355,997
*	SEACOR Marine Holdings, Inc.	10,107	67,515
*	Seadrill Ltd.	23,676	911,052
	Select Water Solutions, Inc.	42,441	513,112
	SFL Corp. Ltd.	60,832	538,971
	SM Energy Co.	94,580	1,841,473
	Smart Sand, Inc.	3,473	16,149
*	Talos Energy, Inc.	71,087	847,357
	Teekay Corp. Ltd.	39,916	408,341
	Teekay Tankers Ltd., Class A	14,001	903,344
*	Tidewater, Inc.	9,826	614,027
*	Transocean Ltd.	295,850	1,470,374
	VAALCO Energy, Inc.	40,235	206,808
*	Valaris Ltd.	27,301	1,576,087
	Viper Energy, Inc., Class A	8,702	368,443
#	Vitesse Energy, Inc.	11,502	241,082
	Weatherford International PLC	5,607	527,506
	World Kinect Corp.	14,622	393,478
TOTAL ENERGY			75,026,372
FINANCIALS — (28.9%)
	1st Source Corp.	9,136	615,127
*	Acacia Research Corp.	28,128	111,949
	ACNB Corp.	3,377	170,606
	Affiliated Managers Group, Inc.	2,674	837,203
	Alerus Financial Corp.	10,029	246,914
	Ally Financial, Inc.	110,586	4,675,576
	Amalgamated Financial Corp.	11,191	434,658
	American Coastal Insurance Corp.	7,611	84,102
	American Financial Group, Inc.	14,652	1,908,716
	Ameris Bancorp	27,764	2,238,334
	AmeriServ Financial, Inc.	6,300	20,790
	Ames National Corp.	4,229	110,377
	Arrow Financial Corp.	6,238	210,907
	Associated Banc-Corp.	60,986	1,662,478
	Associated Capital Group, Inc., Class A	738	29,114
	Assurant, Inc.	6,538	1,556,894
	Assured Guaranty Ltd.	16,980	1,440,753
		Shares	Value†
FINANCIALS — (Continued)
	Atlantic Union Bankshares Corp.	48,222	$1,872,942
*	Atlanticus Holdings Corp.	5,316	274,465
	Auburn National BanCorp, Inc.	44	1,094
	Axis Capital Holdings Ltd.	29,635	3,057,739
*	Axos Financial, Inc.	20,940	2,072,851
	Banc of California, Inc.	47,523	949,510
	BancFirst Corp.	375	41,231
	Bank First Corp.	1,299	181,262
	Bank of Hawaii Corp.	3,372	252,158
	Bank of Marin Bancorp	7,180	192,783
	Bank of NT Butterfield & Son Ltd.	11,773	609,841
	Bank OZK	45,165	2,148,047
	Bank7 Corp.	1,372	60,972
	BankUnited, Inc.	28,884	1,371,123
	Bankwell Financial Group, Inc.	2,946	141,968
	Banner Corp.	14,019	866,935
	Bar Harbor Bankshares	7,076	239,947
	BayCom Corp.	4,936	144,032
	BCB Bancorp, Inc.	3,918	30,913
	Beacon Financial Corp.	37,688	1,068,455
	BOK Financial Corp.	21,196	2,754,208
	Bread Financial Holdings, Inc.	19,436	1,409,887
*	Bridgewater Bancshares, Inc.	9,928	190,717
*	Brighthouse Financial, Inc.	25,341	1,623,344
	Burke & Herbert Financial Services Corp.	2,550	166,974
	Business First Bancshares, Inc.	11,335	319,307
*	BV Financial, Inc.	3,545	67,780
	Byline Bancorp, Inc.	15,732	502,323
	C&F Financial Corp.	1,703	128,236
	Cadence Bank	66,147	2,785,450
	California BanCorp	2,443	43,950
	Camden National Corp.	6,763	321,716
	Capital Bancorp, Inc.	3,528	108,380
	Capital City Bank Group, Inc.	8,430	352,037
	Capitol Federal Financial, Inc.	56,662	412,499
*	Carter Bankshares, Inc.	9,177	196,480

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Cass Information Systems, Inc.	872	$39,205
	Cathay General Bancorp	28,379	1,452,437
	Central Pacific Financial Corp.	10,905	355,176
	CF Bankshares, Inc.	1,337	38,920
	Chemung Financial Corp.	1,723	104,707
	ChoiceOne Financial Services, Inc.	876	25,132
	Citizens & Northern Corp.	6,264	142,569
	Citizens Community Bancorp, Inc.	2,817	51,100
	Citizens Financial Services, Inc.	710	44,908
	City Holding Co.	964	118,659
	Civista Bancshares, Inc.	7,147	172,457
	CNB Financial Corp.	9,197	254,757
	CNO Financial Group, Inc.	32,607	1,371,124
	Colony Bankcorp, Inc.	6,665	129,701
	Columbia Banking System, Inc.	92,853	2,733,592
*	Columbia Financial, Inc.	6,792	110,506
	Comerica, Inc.	44,824	3,974,544
	Commerce Bancshares, Inc.	31,039	1,633,893
	Community Financial System, Inc.	15,875	992,188
	Community Trust Bancorp, Inc.	8,667	534,754
	Community West Bancshares	7,208	172,776
	ConnectOne Bancorp, Inc.	19,101	508,469
*	Consumer Portfolio Services, Inc.	9,697	83,685
	Corebridge Financial, Inc.	25,332	780,986
*	Credit Acceptance Corp.	457	227,696
	Cullen/Frost Bankers, Inc.	11,075	1,526,357
*	Customers Bancorp, Inc.	13,564	1,071,827
	CVB Financial Corp.	47,253	931,357
	Diamond Hill Investment Group, Inc.	217	37,183
	DigitalBridge Group, Inc.	38,290	589,283
	Dime Community Bancshares, Inc.	15,816	538,060
		Shares	Value†
FINANCIALS — (Continued)
	Donegal Group, Inc. (DGICA US), Class A	12,902	$240,880
	Donegal Group, Inc. (DGICB US), Class B	592	9,815
*	Donnelley Financial Solutions, Inc.	959	49,628
	Eagle Bancorp Montana, Inc.	1,910	41,466
	Eagle Financial Services, Inc.	386	14,788
	East West Bancorp, Inc.	6,197	709,185
	Eastern Bankshares, Inc.	17,835	365,350
*	eHealth, Inc.	10,722	30,343
	Employers Holdings, Inc.	12,297	536,395
	Enact Holdings, Inc.	17,618	700,668
*	Encore Capital Group, Inc.	1,231	67,951
*	Enova International, Inc.	8,749	1,445,072
	Enterprise Financial Services Corp.	14,118	809,667
	Equity Bancshares, Inc., Class A	6,658	307,067
	Essent Group Ltd.	37,252	2,343,896
*	Euronet Worldwide, Inc.	3,627	262,812
	Everest Group Ltd.	1,234	408,800
	EVERTEC, Inc.	5,042	151,310
*	EZCORP, Inc., Class A	24,896	534,019
	F&G Annuities & Life, Inc.	7,735	228,105
	Farmers & Merchants Bancorp, Inc.	4,508	120,950
	Farmers National Banc Corp.	14,377	186,613
	FB Financial Corp.	18,393	1,058,149
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,289	556,828
	Fidelity National Financial, Inc.	13,109	712,999
*	Finance of America Cos., Inc., Class A	1,718	40,012
	Financial Institutions, Inc.	8,034	264,640
*	Finwise Bancorp	878	15,374
	First American Financial Corp.	34,905	2,205,298
	First BanCorp	59,213	1,309,792
	First Bancorp, Inc.	4,291	117,359

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bancorp/Southern Pines NC	14,754	$854,699
	First Bank	9,659	161,112
	First Busey Corp.	31,717	781,824
	First Business Financial Services, Inc.	3,548	203,371
	First Commonwealth Financial Corp.	44,620	804,499
	First Community Bankshares, Inc.	8,793	316,724
	First Community Corp.	2,787	81,715
	First Financial Bancorp	41,841	1,202,510
	First Financial Bankshares, Inc.	7,684	244,505
	First Financial Corp.	5,163	336,421
*	First Foundation, Inc.	10,045	63,083
	First Hawaiian, Inc.	45,360	1,204,308
	First Horizon Corp.	186,047	4,556,291
	First Internet Bancorp	3,001	65,392
	First Interstate BancSystem, Inc., Class A	36,371	1,290,079
	First Merchants Corp.	23,413	930,901
	First Mid Bancshares, Inc.	9,047	380,879
	First Northwest Bancorp	1,204	12,558
	First United Corp.	2,632	100,885
*	First Western Financial, Inc.	2,880	72,432
	FirstCash Holdings, Inc.	96	16,368
*	Firstsun Capital Bancorp	4,907	193,728
	Five Star Bancorp	3,648	144,534
	Flushing Financial Corp.	1,003	15,837
	FNB Corp.	131,924	2,315,266
	Franklin Financial Services Corp.	986	50,296
	Franklin Resources, Inc.	140,025	3,727,466
	FS Bancorp, Inc.	3,495	146,720
	Fulton Financial Corp.	72,404	1,495,143
	FVCBankcorp, Inc.	2,378	36,003
*	Genworth Financial, Inc.	165,621	1,381,279
	German American Bancorp, Inc.	8,275	348,129
	Glacier Bancorp, Inc.	5,369	272,101
	Globe Life, Inc.	18,989	2,662,638
	Great Southern Bancorp, Inc.	5,547	340,475
		Shares	Value†
FINANCIALS — (Continued)
*	Green Dot Corp., Class A	19,681	$239,715
*	Greenlight Capital Re Ltd., Class A	9,870	136,897
*	Hamilton Insurance Group Ltd., Class B	18,366	509,657
	Hancock Whitney Corp.	32,688	2,248,934
	Hanmi Financial Corp.	13,175	350,060
	Hanover Bancorp, Inc.	1,044	24,116
	Hanover Insurance Group, Inc.	6,812	1,186,242
	HBT Financial, Inc.	7,866	212,225
	HCI Group, Inc.	1,042	165,334
	Heritage Commerce Corp.	26,116	332,457
	Heritage Financial Corp.	13,880	358,243
*	Heritage Insurance Holdings, Inc.	11,919	310,728
	Hilltop Holdings, Inc.	21,057	788,585
#	Hingham Institution For Savings	766	228,613
	Home Bancorp, Inc.	3,022	180,383
	Home BancShares, Inc.	38,636	1,116,580
	HomeTrust Bancshares, Inc.	6,308	272,001
	Hope Bancorp, Inc.	52,176	625,068
	Horace Mann Educators Corp.	17,638	790,359
	Horizon Bancorp, Inc.	11,504	202,700
	Independent Bank Corp. (IBCP US)	8,955	314,768
	Independent Bank Corp. (INDB US)	16,122	1,302,335
	International Bancshares Corp.	21,234	1,478,736
*	International Money Express, Inc.	2,142	33,115
	Invesco Ltd.	156,477	4,270,257
	Investar Holding Corp.	4,282	121,823
	Investors Title Co.	721	187,042
	Jackson Financial, Inc., Class A	30,536	3,631,341
	James River Group Holdings, Inc.	1,564	10,494
	Janus Henderson Group PLC	49,752	2,394,564
	Kearny Financial Corp.	22,449	174,878
	Kemper Corp.	21,764	857,719

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Lakeland Financial Corp.	828	$49,349
	Landmark Bancorp, Inc.	298	8,043
	LCNB Corp.	4,043	69,176
*	LendingClub Corp.	43,067	728,263
	Lincoln National Corp.	40,436	1,682,542
	Live Oak Bancshares, Inc.	14,052	561,518
	MainStreet Bancshares, Inc.	762	16,314
	Mechanics Bancorp, Class A	8,369	125,451
	Mercantile Bank Corp.	7,428	386,107
	Merchants Bancorp	13,888	575,796
	Mercury General Corp.	19,773	1,731,917
	Meridian Corp.	4,436	83,973
	Metrocity Bankshares, Inc.	4,795	135,075
	Metropolitan Bank Holding Corp.	3,999	370,307
	MGIC Investment Corp.	91,916	2,474,379
#	Mid Penn Bancorp, Inc.	5,793	191,111
	Midland States Bancorp, Inc.	4,157	94,987
	MidWestOne Financial Group, Inc.	1,576	73,000
	MVB Financial Corp.	4,208	118,834
	National Bank Holdings Corp., Class A	12,704	510,447
	National Bankshares, Inc.	1,859	67,686
	Navient Corp.	40,464	396,952
	NB Bancorp, Inc.	1,281	27,823
	NBT Bancorp, Inc.	19,343	859,410
	Nelnet, Inc., Class A	11,758	1,550,880
*	NerdWallet, Inc., Class A	8,811	106,261
*	NI Holdings, Inc.	966	13,157
	Nicolet Bankshares, Inc.	5,082	741,870
*	NMI Holdings, Inc.	31,403	1,215,924
	Northeast Bank	3,766	433,956
	Northeast Community Bancorp, Inc.	5,087	120,053
	Northfield Bancorp, Inc.	21,268	262,022
	Northrim BanCorp, Inc.	10,292	242,480
	Northwest Bancshares, Inc.	56,017	721,499
		Shares	Value†
FINANCIALS — (Continued)
	Norwood Financial Corp.	1,470	$44,732
	Oak Valley Bancorp	1,867	59,651
	OceanFirst Financial Corp.	25,645	480,844
*	Octave Specialty Group, Inc.	6,513	36,929
	OFG Bancorp	21,588	869,996
	Ohio Valley Banc Corp.	197	8,107
	Old National Bancorp	118,603	2,897,471
	Old Republic International Corp.	42,517	1,665,391
	Old Second Bancorp, Inc.	19,804	392,911
	OneMain Holdings, Inc.	41,143	2,696,512
*	Onity Group, Inc.	3,382	152,934
	OP Bancorp	4,262	59,583
*	Oportun Financial Corp.	14,967	81,121
	Oppenheimer Holdings, Inc., Class A	3,757	315,701
	Orange County Bancorp, Inc.	498	15,348
	Origin Bancorp, Inc.	10,222	437,808
	Orrstown Financial Services, Inc.	6,818	245,584
	Park National Corp.	4,842	788,955
	Parke Bancorp, Inc.	4,963	135,540
	Pathward Financial, Inc.	8,745	789,586
*	Paysafe Ltd.	22,709	155,784
	PCB Bancorp	5,178	116,194
	Peapack-Gladstone Financial Corp.	7,291	231,271
	PennyMac Financial Services, Inc.	15,383	1,537,069
	Peoples Bancorp of North Carolina, Inc.	1,852	67,839
	Peoples Bancorp, Inc.	15,500	504,060
	Peoples Financial Services Corp.	3,356	174,848
	Pinnacle Financial Partners, Inc.	30,828	2,931,435
	Plumas Bancorp	212	10,623
*	Ponce Financial Group, Inc.	8,672	145,516
	Popular, Inc.	23,920	3,194,038
*	PRA Group, Inc.	9,701	124,076
	Preferred Bank	5,144	441,201
	Primis Financial Corp.	8,447	113,866
	Princeton Bancorp, Inc.	440	15,941
*	ProAssurance Corp.	18,506	448,215
	PROG Holdings, Inc.	6,066	196,781

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Prosperity Bancshares, Inc.	34,555	$2,384,641
	Provident Financial Holdings, Inc.	3,183	51,437
	Provident Financial Services, Inc.	50,935	1,127,701
	QCR Holdings, Inc.	7,438	671,354
	Radian Group, Inc.	30,487	1,003,022
	RBB Bancorp	7,237	150,095
	Red River Bancshares, Inc.	2,489	206,736
	Regional Management Corp.	4,452	164,947
	Reinsurance Group of America, Inc., Class A	12,258	2,485,310
	RenaissanceRe Holdings Ltd.	10,667	3,004,894
	Renasant Corp.	34,357	1,295,602
*	Repay Holdings Corp.	20,485	71,493
	Republic Bancorp, Inc., Class A	6,384	463,542
	Riverview Bancorp, Inc.	6,235	32,235
	RLI Corp.	5,156	301,265
	S&T Bancorp, Inc.	15,758	671,921
	Safety Insurance Group, Inc.	5,028	395,704
	Seacoast Banking Corp. of Florida	21,439	716,920
*	Security National Financial Corp., Class A	6,827	60,214
	Selective Insurance Group, Inc.	3,331	280,070
*	Selectquote, Inc.	6,723	9,547
	ServisFirst Bancshares, Inc.	1,363	111,562
	Shore Bancshares, Inc.	13,172	249,873
	Sierra Bancorp	7,198	254,881
	Simmons First National Corp., Class A	22,600	459,458
*	SiriusPoint Ltd.	48,863	997,294
	SLM Corp.	47,416	1,287,344
	SmartFinancial, Inc.	6,619	264,230
	South Plains Financial, Inc.	4,434	184,720
*	Southern First Bancshares, Inc.	3,195	175,533
	Southern Missouri Bancorp, Inc.	4,188	262,043
	Southside Bancshares, Inc.	11,162	359,305
	Southstate Bank Corp.	35,905	3,674,159
		Shares	Value†
FINANCIALS — (Continued)
	Stellar Bancorp, Inc.	16,646	$618,232
*††	Sterling Bancorp, Inc.	2,736	0
	Stewart Information Services Corp.	9,563	644,833
	Stifel Financial Corp.	6,397	788,750
	Stock Yards Bancorp, Inc.	2,305	156,025
*	StoneX Group, Inc.	8,756	982,949
*	Texas Capital Bancshares, Inc.	19,875	2,010,754
	TFS Financial Corp.	7,575	106,618
*	Third Coast Bancshares, Inc.	4,612	187,063
	Timberland Bancorp, Inc.	3,400	132,396
	Tiptree, Inc.	18,356	328,205
	Tompkins Financial Corp.	4,656	373,039
	Towne Bank	29,337	1,026,795
	TriCo Bancshares	10,861	541,095
*	Triumph Financial, Inc.	5,537	349,329
	TrustCo Bank Corp.	9,640	418,376
	Trustmark Corp.	24,675	1,049,181
	UMB Financial Corp.	18,276	2,323,611
*††	Unico American Corp.	1,400	18
	United Bancshares, Inc.	406	16,346
	United Bankshares, Inc.	50,669	2,144,819
	United Community Banks, Inc.	43,727	1,505,521
	United Fire Group, Inc.	9,971	358,358
	United Security Bancshares	4,425	47,525
	Unity Bancorp, Inc.	3,541	191,072
	Universal Insurance Holdings, Inc.	13,515	411,532
	Univest Financial Corp.	14,672	486,230
	Unum Group	40,414	3,070,252
	USCB Financial Holdings, Inc.	744	14,024
	Valley National Bancorp	182,279	2,271,196
*	Velocity Financial, Inc.	8,940	181,393
	Victory Capital Holdings, Inc., Class A	2,887	203,620
	Virginia National Bankshares Corp.	967	39,570
	Virtus Investment Partners, Inc.	2,323	379,230
	Voya Financial, Inc.	12,991	995,890
	WaFd, Inc.	34,691	1,131,620

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Walker & Dunlop, Inc.	9,337	$587,204
	Washington Trust Bancorp, Inc.	3,454	118,714
	Waterstone Financial, Inc.	11,818	216,151
	Webster Financial Corp.	57,555	3,785,392
	WesBanco, Inc.	34,279	1,209,706
	West BanCorp, Inc.	6,124	145,323
	Westamerica BanCorp	7,148	361,546
	Western Alliance Bancorp	20,343	1,813,578
	Western New England Bancorp, Inc.	12,440	167,069
	Westwood Holdings Group, Inc.	1,679	30,743
	White Mountains Insurance Group Ltd.	936	1,914,055
	Wintrust Financial Corp.	14,533	2,143,472
*	World Acceptance Corp.	2,057	249,411
	WSFS Financial Corp.	24,195	1,566,142
	Zions Bancorp NA	51,083	3,060,383
TOTAL FINANCIALS			237,788,864
HEALTH CARE — (6.5%)
*	Acadia Healthcare Co., Inc.	13,977	187,851
*	Accendra Health, Inc.	10,319	22,805
	Acme United Corp.	700	29,253
*	AdaptHealth Corp.	46,339	465,707
*	Addus HomeCare Corp.	6,561	678,932
*	Align Technology, Inc.	3,871	631,089
*	Alkermes PLC	37,450	1,269,180
*	American Shared Hospital Services	400	848
*	Amneal Pharmaceuticals, Inc.	2,194	30,014
*	Amphastar Pharmaceuticals, Inc.	9,898	262,198
*	Anika Therapeutics, Inc.	8,087	74,643
*	Astrana Health, Inc.	4,860	110,516
*	Avanos Medical, Inc.	19,231	256,157
*	Avantor, Inc.	101,916	1,112,923
*	Azenta, Inc.	1,070	41,602
*	BioMarin Pharmaceutical, Inc.	10,167	574,842
		Shares	Value†
HEALTH CARE — (Continued)
*	Bio-Rad Laboratories, Inc., Class A	7,867	$2,310,538
*	Black Diamond Therapeutics, Inc.	968	2,410
*	BrightSpring Health Services, Inc.	9,418	369,845
*	CareDx, Inc.	6,421	131,952
*	Castle Biosciences, Inc.	4,648	183,085
*	Catalyst Pharmaceuticals, Inc.	18,173	441,604
*	Certara, Inc.	57,452	505,003
*	Charles River Laboratories International, Inc.	13,598	2,862,107
*	Community Health Systems, Inc.	581	1,865
	CONMED Corp.	6,242	239,630
*	Cooper Cos., Inc.	14,130	1,149,899
*	Cross Country Healthcare, Inc.	11,789	109,873
*	Cumberland Pharmaceuticals, Inc.	4,400	16,500
*	Definitive Healthcare Corp.	2,269	5,264
*	DocGo, Inc.	2,287	1,753
*	Elanco Animal Health, Inc.	183,381	4,415,814
*	Emergent BioSolutions, Inc.	20,652	234,194
*	Enovis Corp.	22,152	488,230
*	Envista Holdings Corp.	62,090	1,457,252
*	Evolent Health, Inc., Class A	14,736	47,303
*	Fate Therapeutics, Inc.	17,165	20,426
*	FONAR Corp.	2,833	52,807
*	Fulcrum Therapeutics, Inc.	7,844	84,166
*	Globus Medical, Inc., Class A	6,942	629,501
*	GoodRx Holdings, Inc., Class A	19,221	43,632
*	Harmony Biosciences Holdings, Inc.	8,517	311,041
*	Health Catalyst, Inc.	18,993	40,835
	HealthStream, Inc.	13,268	295,744
*	Henry Schein, Inc.	8,775	662,337
*	Hologic, Inc.	909	68,111
*	ICON PLC	8,198	1,477,689
*	ICU Medical, Inc.	5,974	895,503
*	InfuSystem Holdings, Inc.	4,931	40,730
*	Innoviva, Inc.	31,928	638,560

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Inogen, Inc.	3,463	$20,432
#*	Instil Bio, Inc.	359	2,535
*	Integer Holdings Corp.	8,566	744,043
*	Integra LifeSciences Holdings Corp.	21,973	244,779
*††	iTeos Therapeutics, Inc.	12,882	0
*	Jazz Pharmaceuticals PLC	6,519	1,072,310
*	Kewaunee Scientific Corp.	775	30,643
††	Kinnate Biopharma, Inc.	1,216	106
*	Lantheus Holdings, Inc.	1,208	80,839
*	LENSAR, Inc.	1,092	13,901
*	LifeStance Health Group, Inc.	18,036	127,515
*	LivaNova PLC	11,158	733,192
*	MaxCyte, Inc.	9,575	8,683
	Mesa Laboratories, Inc.	770	60,645
*	Molina Healthcare, Inc.	11,032	1,981,237
	National HealthCare Corp.	6,396	915,332
*	Neogen Corp.	66,505	679,681
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	8,389	15,268
*	Omnicell, Inc.	13,923	675,265
*	OPKO Health, Inc.	44,822	56,476
*	OptimizeRx Corp.	3,830	41,211
*	OraSure Technologies, Inc.	20,317	56,684
	Organon & Co.	9,894	84,495
*	OrthoPediatrics Corp.	2,497	43,598
*	Pacira BioSciences, Inc.	6,301	129,423
#*††	PDL BioPharma, Inc.	35,325	14,836
*	Pediatrix Medical Group, Inc.	28,557	610,549
*	Pennant Group, Inc.	8,110	223,998
	Perrigo Co. PLC	52,129	740,753
*	Prestige Consumer Healthcare, Inc.	13,789	888,977
*	Puma Biotechnology, Inc.	18,806	121,863
*	QuidelOrtho Corp.	20,586	559,322
*	Quipt Home Medical Corp.	4,730	16,886
*	RAPT Therapeutics, Inc.	269	15,516
		Shares	Value†
HEALTH CARE — (Continued)
	Revvity, Inc.	25,175	$2,739,040
††	Sage Therapeutics, Inc.	8,633	1,554
	Select Medical Holdings Corp.	37,390	562,719
	SIGA Technologies, Inc.	20,350	136,345
*	Simulations Plus, Inc.	2,584	43,644
*	Supernus Pharmaceuticals, Inc.	19,744	950,871
*	Surgery Partners, Inc.	33,855	503,085
*	Tactile Systems Technology, Inc.	8,554	246,868
*	Teladoc Health, Inc.	50,151	273,323
*††	Third Harmonic Bio, Inc.	2,917	88
*	TruBridge, Inc.	5,730	110,875
	U.S. Physical Therapy, Inc.	2,023	169,669
	Universal Health Services, Inc., Class B	17,716	3,565,522
	Utah Medical Products, Inc.	1,014	61,915
*	Varex Imaging Corp.	6,036	84,142
*	Veracyte, Inc.	28,445	1,083,186
††	Verve Therapeutics, Inc.	10,185	20,166
	Viatris, Inc.	430,488	5,635,088
*	Vistagen Therapeutics, Inc.	250	140
*	Voyager Therapeutics, Inc.	1,824	7,114
*	Waystar Holding Corp.	2,240	59,494
TOTAL HEALTH CARE			53,249,604
INDUSTRIALS — (16.6%)
*	AAR Corp.	13,656	1,446,307
	ABM Industries, Inc.	26,571	1,223,329
	ACCO Brands Corp.	38,191	149,327
	Aebi Schmidt Holding AG	13,318	194,976
*	AerSale Corp.	13,811	103,444
	AGCO Corp.	23,289	2,641,205
	Air Lease Corp.	16,495	1,066,072
	Alamo Group, Inc.	4,918	960,535
*	Alaska Air Group, Inc.	47,612	2,420,118
	Albany International Corp., Class A	6,537	362,738
	Alight, Inc., Class A	199,773	305,653
*	Allegiant Travel Co.	7,373	653,469
	Allient, Inc.	5,818	354,956
*	Amentum Holdings, Inc.	58,452	2,091,413

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Ameresco, Inc., Class A	10,563	$331,044
*	American Woodmark Corp.	8,096	480,821
	Apogee Enterprises, Inc.	9,656	358,527
	ArcBest Corp.	10,750	969,865
	Arcosa, Inc.	11,075	1,267,755
	Astec Industries, Inc.	11,802	574,993
*	Asure Software, Inc.	9,877	95,017
	Atkore, Inc.	10,631	738,323
	AZZ, Inc.	8,743	1,086,667
*	BlueLinx Holdings, Inc.	4,368	303,838
	Boise Cascade Co.	15,348	1,240,272
*	Bowman Consulting Group Ltd.	3,712	129,289
	Brady Corp., Class A	9,377	810,829
*	BrightView Holdings, Inc.	37,081	495,402
*	Broadwind, Inc.	4,795	14,385
*	Builders FirstSource, Inc.	34,498	3,946,571
*	CACI International, Inc., Class A	2,645	1,641,434
*	Cadeler AS (CDLR US), ADR	434	10,373
*	Chart Industries, Inc.	3,943	817,542
	Civeo Corp.	5,078	128,575
*	Clarivate PLC	211,914	561,572
	CNH Industrial NV	355,236	3,822,339
	Columbus McKinnon Corp.	10,024	211,306
	CompX International, Inc.	200	4,660
#	Concentrix Corp.	22,926	856,286
*	Concrete Pumping Holdings, Inc.	19,609	113,340
*	Conduent, Inc.	73,686	102,424
	Copa Holdings SA, Class A	9,725	1,326,490
*	Costamare Bulkers Holdings Ltd.	6,283	103,858
	Costamare, Inc.	50,905	854,186
	Covenant Logistics Group, Inc.	8,598	211,511
*	Custom Truck One Source, Inc.	48,874	308,884
	Deluxe Corp.	18,257	481,985
*	Distribution Solutions Group, Inc.	5,134	145,754
*	DLH Holdings Corp.	5,758	32,878
*	DNOW, Inc.	77,054	1,170,450
	Douglas Dynamics, Inc.	4,567	172,085
*	DXP Enterprises, Inc.	5,810	755,590
	Eastern Co.	2,426	45,366
	EnerSys	11,743	2,115,971
		Shares	Value†
INDUSTRIALS — (Continued)
	Ennis, Inc.	13,134	$255,982
	Enpro, Inc.	3,721	888,500
*	Enviri Corp.	25,137	475,592
	Esab Corp.	99	11,989
	Espey Mfg. & Electronics Corp.	636	33,625
*	First Advantage Corp.	11,337	153,050
	Flowserve Corp.	7,371	576,044
*	Forrester Research, Inc.	448	3,633
	Fortune Brands Innovations, Inc.	45,220	2,446,402
*	FTI Consulting, Inc.	6,631	1,158,237
*	Gates Industrial Corp. PLC	46,231	1,064,238
	GATX Corp.	8,844	1,608,812
	Genco Shipping & Trading Ltd.	19,455	406,609
*	Gencor Industries, Inc.	4,211	60,386
*	Generac Holdings, Inc.	4,223	709,633
	Genpact Ltd.	51,041	2,250,908
*	Gibraltar Industries, Inc.	10,762	551,660
	Global Industrial Co.	484	14,791
	Gorman-Rupp Co.	8,971	488,830
*	Great Lakes Dredge & Dock Corp.	29,793	446,299
	Greenbrier Cos., Inc.	14,971	754,838
*	GXO Logistics, Inc.	28,447	1,609,816
*	Hayward Holdings, Inc.	54,738	883,471
*	Healthcare Services Group, Inc.	17,705	333,208
	Heartland Express, Inc.	31,759	320,448
	Helios Technologies, Inc.	11,328	733,828
	Herc Holdings, Inc.	9,132	1,308,981
	Hexcel Corp.	453	37,513
*	Hillman Solutions Corp.	62,466	585,306
	HNI Corp.	20,302	970,233
	Hub Group, Inc., Class A	24,442	1,162,950
*	Hudson Technologies, Inc.	18,401	131,935
	Huntington Ingalls Industries, Inc.	1,385	582,406
*	Hurco Cos., Inc.	1,598	26,431
	Hyster-Yale, Inc.	5,536	185,179
*	IBEX Holdings Ltd.	2,821	104,941
	ICF International, Inc.	6,316	588,967
	IDEX Corp.	4,420	877,591
	Insteel Industries, Inc.	8,640	286,330
	Interface, Inc.	17,456	549,340

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Janus International Group, Inc.	36,883	$253,017
*	JELD-WEN Holding, Inc.	30,555	83,110
	Kelly Services, Inc., Class A	5,929	63,974
	Kennametal, Inc.	31,848	1,095,253
*	Kirby Corp.	11,479	1,350,619
	Knight-Swift Transportation Holdings, Inc.	59,207	3,262,306
	Korn Ferry	19,663	1,365,989
*	L.B. Foster Co., Class A	4,474	134,444
	Lindsay Corp.	1,078	135,041
	LSI Industries, Inc.	11,991	265,121
	Luxfer Holdings PLC	11,001	166,555
*	Manitowoc Co., Inc.	15,671	202,469
	ManpowerGroup, Inc.	11,535	419,067
	Marten Transport Ltd.	32,026	393,920
*	Masterbrand, Inc.	47,071	570,501
	Matson, Inc.	12,428	1,992,208
	Maximus, Inc.	15,385	1,452,959
*	Mayville Engineering Co., Inc.	7,956	155,938
	McGrath RentCorp	7,033	785,516
*	Middleby Corp.	3,224	474,476
	Miller Industries, Inc.	5,647	231,358
	MillerKnoll, Inc.	26,723	536,598
*	Mistras Group, Inc.	13,414	189,674
*	Montrose Environmental Group, Inc.	3,216	71,652
	MSC Industrial Direct Co., Inc., Class A	5,851	493,473
	National Presto Industries, Inc.	3,077	392,010
	NL Industries, Inc.	7,073	43,004
*	NPK International, Inc.	33,961	469,001
*	NWPX Infrastructure, Inc.	5,166	348,447
*	OPENLANE, Inc.	45,225	1,358,559
*	Orion Group Holdings, Inc.	16,682	203,854
	Oshkosh Corp.	16,665	2,396,760
	Owens Corning	22,565	2,704,190
*	PAMT Corp.	7,251	78,673
	Pangaea Logistics Solutions Ltd.	24,864	210,847
	Park Aerospace Corp.	886	21,698
	Park-Ohio Holdings Corp.	5,200	117,312
*	Perma-Pipe International Holdings, Inc.	2,191	63,276
	Preformed Line Products Co.	2,266	568,630
		Shares	Value†
INDUSTRIALS — (Continued)
*	Proto Labs, Inc.	10,030	$528,079
	Quanex Building Products Corp.	4,455	83,398
*	Radiant Logistics, Inc.	25,143	169,212
	Regal Rexnord Corp.	20,071	3,241,466
*	Resideo Technologies, Inc.	59,091	2,024,458
	Resources Connection, Inc.	2,005	9,083
	Robert Half, Inc.	15,388	532,579
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,719,714
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	271,210
	Ryder System, Inc.	14,052	2,687,867
*	Saia, Inc.	3,449	1,154,967
	Schneider National, Inc., Class B	34,350	921,954
	Science Applications International Corp.	10,937	1,112,949
	Sensata Technologies Holding PLC	53,153	1,838,562
*	Shoals Technologies Group, Inc., Class A	22,326	210,757
*	SkyWest, Inc.	19,405	1,872,971
	Standex International Corp.	1,299	311,760
	Stanley Black & Decker, Inc.	36,914	2,903,655
*	Star Equity Holdings, Inc.	430	4,416
*	Sun Country Airlines Holdings, Inc.	21,261	372,918
*	TaskUS, Inc., Class A	1,439	15,541
*	Taylor Devices, Inc.	932	67,794
	Tecnoglass, Inc.	9,146	447,331
	Tennant Co.	2,245	170,822
	Terex Corp.	22,494	1,282,158
	Textron, Inc.	15,567	1,370,830
*	Thermon Group Holdings, Inc.	15,028	680,017
*	TIC Solutions, Inc.	23,339	235,724
	Timken Co.	17,243	1,606,875
*	Titan International, Inc.	28,532	272,195
*	Titan Machinery, Inc.	3,832	62,347
*	Transcat, Inc.	1,490	89,862
	Trinity Industries, Inc.	38,005	1,092,264
*	TrueBlue, Inc.	4,381	23,482
*	TTEC Holdings, Inc.	9,258	29,533
	Tutor Perini Corp.	4,166	328,656
	Twin Disc, Inc.	5,122	88,047
	UFP Industries, Inc.	9,267	957,096
*	U-Haul Holding Co. (UHAL US)	6,327	357,792

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	U-Haul Holding Co. (UHAL/B US)	40,104	$2,057,736
*	Ultralife Corp.	7,629	48,673
	UniFirst Corp.	5,587	1,201,205
	Universal Logistics Holdings, Inc.	9,576	153,312
*	V2X, Inc.	9,665	665,242
	Vestis Corp.	37,938	247,735
	Virco Mfg. Corp.	6,012	42,024
*	VirTra, Inc.	4,692	22,005
	Wabash National Corp.	11,283	114,297
	Werner Enterprises, Inc.	25,671	879,232
	WESCO International, Inc.	18,721	5,418,419
	Willis Lease Finance Corp.	2,750	501,270
	WillScot Holdings Corp.	1,544	30,926
	Worthington Enterprises, Inc.	14,362	798,096
TOTAL INDUSTRIALS			136,902,943
INFORMATION TECHNOLOGY — (6.6%)
*	8x8, Inc.	13,235	21,970
*	908 Devices, Inc.	3,450	21,770
*	ACI Worldwide, Inc.	7,286	315,921
*	Akamai Technologies, Inc.	37,354	3,628,941
*	Alpha & Omega Semiconductor Ltd.	11,413	252,227
	Amdocs Ltd.	25,002	2,048,664
	Amkor Technology, Inc.	91,047	4,400,302
*	Arrow Electronics, Inc.	22,015	2,916,767
*	ASGN, Inc.	12,916	672,794
*	AstroNova, Inc.	1,475	13,408
*	Aviat Networks, Inc.	3,388	73,892
	Avnet, Inc.	38,757	2,418,049
*	Axcelis Technologies, Inc.	3,566	314,058
	Benchmark Electronics, Inc.	17,302	902,126
*	Cerence, Inc.	7,784	88,193
*	Cirrus Logic, Inc.	9,180	1,196,521
*	Cleanspark, Inc.	52,570	622,429
*	Consensus Cloud Solutions, Inc.	366	7,818
	Crane NXT Co.	10,316	521,164
*	Crexendo, Inc.	6,602	46,214
	CTS Corp.	10,967	563,813
*	Daktronics, Inc.	18,881	437,095
*	Diebold Nixdorf, Inc.	4,839	333,939
#*	Digi International, Inc.	15,127	651,520
*	Diodes, Inc.	14,981	886,725
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Dolby Laboratories, Inc., Class A	1,125	$72,214
*	DXC Technology Co.	71,222	1,027,733
*	EPAM Systems, Inc.	1,687	351,908
	ePlus, Inc.	9,534	818,113
*	Globant SA	704	47,084
*	Grid Dynamics Holdings, Inc.	7,176	59,346
*	Harmonic, Inc.	15,234	148,075
*	I3 Verticals, Inc., Class A	744	16,524
*	Ichor Holdings Ltd.	2,304	69,903
	Information Services Group, Inc.	22,129	123,259
*	Insight Enterprises, Inc.	3,926	329,863
*	inTEST Corp.	4,702	43,023
*	IPG Photonics Corp.	12,719	1,175,363
*	Itron, Inc.	5,264	521,557
*	Key Tronic Corp.	2,718	7,692
*	Kimball Electronics, Inc.	12,465	376,568
*	Knowles Corp.	42,523	1,030,758
*	KVH Industries, Inc.	5,068	33,854
	Littelfuse, Inc.	650	210,444
*	LiveRamp Holdings, Inc.	22,217	540,984
	Methode Electronics, Inc.	7,493	59,869
*	Mitek Systems, Inc.	13,497	135,240
*	N-able, Inc.	28,017	170,063
*	nCino, Inc.	5,780	123,403
*	NCR Voyix Corp.	34,016	337,439
*	NETGEAR, Inc.	4,799	100,347
*	NetScout Systems, Inc.	33,146	921,790
*	ON24, Inc.	11,794	93,998
	OneSpan, Inc.	5,979	70,433
*	Optical Cable Corp.	1,026	5,058
	PC Connection, Inc.	11,579	680,961
*	Penguin Solutions, Inc.	17,232	331,027
*	Photronics, Inc.	26,902	930,002
*	Plexus Corp.	11,553	2,302,860
*	Powerfleet, Inc. NJ	21,183	108,245
*	Qorvo, Inc.	4,894	382,270
*	RF Industries Ltd.	681	6,647
*	Ribbon Communications, Inc.	58,517	153,315
*	Rogers Corp.	372	36,173
*	Sanmina Corp.	11,077	1,569,389
*	ScanSource, Inc.	12,586	541,072
*††	Silicon Graphics, Inc.	137	0
	Skyworks Solutions, Inc.	8,332	464,592
	TD SYNNEX Corp.	31,625	5,017,939

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	TTM Technologies, Inc.	49,290	$4,840,278
*	Turtle Beach Corp.	3,075	36,777
*	Veeco Instruments, Inc.	18,658	582,689
*	Viasat, Inc.	41,319	1,866,379
	Vishay Intertechnology, Inc.	46,985	946,748
*	Vishay Precision Group, Inc.	5,304	265,624
#	Xerox Holdings Corp.	69,361	151,901
*	Xperi, Inc.	402	2,275
*	Zebra Technologies Corp., Class A	2,993	703,295
TOTAL INFORMATION TECHNOLOGY			54,298,683
MATERIALS — (7.5%)
	AdvanSix, Inc.	11,018	174,525
	Alcoa Corp.	99,332	5,643,051
*	Alpha Metallurgical Resources, Inc.	5,153	1,081,099
*	American Vanguard Corp.	3,038	15,433
*	Ampco-Pittsburgh Corp.	4,848	27,003
	AptarGroup, Inc.	17,281	2,159,261
*	Arq, Inc.	9,532	33,934
*	Ascent Industries Co.	1,003	16,259
	Ashland, Inc.	19,726	1,206,442
*	Aspen Aerogels, Inc.	8,603	28,992
	Avient Corp.	32,698	1,182,033
*	Axalta Coating Systems Ltd.	83,246	2,795,401
	Ball Corp.	103,615	5,892,585
	Cabot Corp.	9,219	665,520
	Caledonia Mining Corp. PLC	4,337	119,007
	Celanese Corp.	10,325	458,843
	CF Industries Holdings, Inc.	60,863	5,674,257
*	Clearwater Paper Corp.	8,054	135,468
*	Coeur Mining, Inc.	20,488	418,775
	Commercial Metals Co.	43,495	3,343,461
*	Core Molding Technologies, Inc.	2,490	48,605
	Eastman Chemical Co.	34,947	2,422,526
*	Ecovyst, Inc.	49,810	528,484
	Element Solutions, Inc.	56,703	1,650,057
	Ferroglobe PLC	11,724	55,689
	Flexible Solutions International, Inc.	572	3,300
		Shares	Value†
MATERIALS — (Continued)
	Fortitude Gold Corp.	5,267	$29,021
	Friedman Industries, Inc.	2,766	54,297
#	Graphic Packaging Holding Co.	126,030	1,846,339
	Greif, Inc. (GEF US), Class A	11,043	779,857
	Greif, Inc. (GEF/B US), Class B	4,694	390,447
	HB Fuller Co.	15,322	920,852
	Innospec, Inc.	8,920	728,942
*	Intrepid Potash, Inc.	5,633	184,988
	Kaiser Aluminum Corp.	5,735	703,226
*	Knife River Corp.	6,059	406,983
	Koppers Holdings, Inc.	8,891	261,929
	Kronos Worldwide, Inc.	26,148	137,277
	Louisiana-Pacific Corp.	1,304	109,197
*	LSB Industries, Inc.	21,756	202,113
	Materion Corp.	7,852	1,085,775
	Mativ Holdings, Inc.	24,035	289,622
	Mercer International, Inc.	29,584	60,056
*	Metallus, Inc.	18,621	371,489
	Minerals Technologies, Inc.	12,867	846,134
	Mosaic Co.	107,035	2,943,462
	Myers Industries, Inc.	15,012	310,298
	Nexa Resources SA	11,281	142,253
	Northern Technologies International Corp.	1,645	14,904
*	O-I Glass, Inc.	54,397	831,186
	Olin Corp.	41,223	857,851
	Olympic Steel, Inc.	5,630	270,747
	Orion SA	23,665	146,250
	Quaker Chemical Corp.	5,221	802,677
*	Ramaco Resources, Inc. (METC US), Class A	2,201	42,941
*	Rayonier Advanced Materials, Inc.	24,325	188,762
	Reliance, Inc.	1,541	507,759
††	Resolute Forest Products, Inc.	24,714	6,581
	Ryerson Holding Corp.	13,230	373,351
	Silgan Holdings, Inc.	45,533	1,964,749
*	Solstice Advanced Materials, Inc.	35,613	2,199,815
	Sonoco Products Co.	22,495	1,079,760
	Stepan Co.	8,887	511,980
	SunCoke Energy, Inc.	40,627	319,328
	Sylvamo Corp.	8,008	391,912
*	Tredegar Corp.	13,536	115,733

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	TriMas Corp.	15,505	$539,109
	Tronox Holdings PLC	32,289	195,671
	Warrior Met Coal, Inc.	6,098	544,551
	Westlake Corp.	6,045	479,489
	Worthington Steel, Inc.	17,930	721,324
TOTAL MATERIALS			61,690,997
REAL ESTATE — (1.0%)
*	AMREP Corp.	1,949	40,500
*	Compass, Inc., Class A	64,625	809,105
*	Cushman & Wakefield Ltd.	91,595	1,505,822
*	Forestar Group, Inc.	19,031	495,187
*	FRP Holdings, Inc.	7,960	190,324
*	Howard Hughes Holdings, Inc.	17,853	1,457,876
*	Jones Lang LaSalle, Inc.	6,243	2,234,432
	Kennedy-Wilson Holdings, Inc.	46,092	454,006
	Marcus & Millichap, Inc.	2,361	64,219
	Newmark Group, Inc., Class A	33,463	596,645
*	RE/MAX Holdings, Inc., Class A	9,594	74,642
	RMR Group, Inc., Class A	3,378	51,177
*	Seaport Entertainment Group, Inc.	3,608	68,155
*	Star Holdings	667	5,216
*	Stratus Properties, Inc.	1,490	44,208
	Shares	Value†
REAL ESTATE — (Continued)
* Tejon Ranch Co.	8,091	$130,184
TOTAL REAL ESTATE		8,221,698
UTILITIES — (0.4%)
MDU Resources Group, Inc.	65,321	1,339,734
* Montauk Renewables, Inc.	16,153	28,106
New Jersey Resources Corp.	28,127	1,391,724
Ormat Technologies, Inc.	8,360	1,044,498
TOTAL UTILITIES		3,804,062
TOTAL COMMON STOCKS Cost ($628,654,376)		806,567,745

TEMPORARY CASH INVESTMENTS — (0.3%)
Ɏ	State Street Institutional U.S. Government Money Market Fund 3.720%	2,344,730	2,344,730
SECURITIES LENDING COLLATERAL — (1.8%)
@§	The DFA Short Term Investment Fund	1,269,147	14,680,220
TOTAL INVESTMENTS — (100.0%)
(Cost $645,679,236)^^			$823,592,695
Summary of the Portfolio's investments as of January 31, 2026, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$15,467,886	—	—	$15,467,886
Consumer Discretionary	109,551,813	—	—	109,551,813
Consumer Staples	50,564,823	—	—	50,564,823
Energy	75,026,372	—	—	75,026,372
Financials	237,788,846	—	$18	237,788,864
Health Care	53,212,854	—	36,750	53,249,604
Industrials	136,902,943	—	—	136,902,943
Information Technology	54,298,683	—	—	54,298,683
Materials	61,684,416	—	6,581	61,690,997
Real Estate	8,221,698	—	—	8,221,698
Utilities	3,804,062	—	—	3,804,062

Dimensional VA U.S. Targeted Value Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$2,344,730	—	—	$2,344,730
Securities Lending Collateral	—	$14,680,220	—	14,680,220
Total Investments in Securities	$808,869,126	$14,680,220	$43,349˂˃	$823,592,695

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2026, the Fund consisted of one hundred and three operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2070 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity 2 Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity 2 Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio, Emerging Markets Targeted Value Portfolio and Dimensional World

ex U.S. Sustainability Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy. The investment in The DFA Short Term Investment Fund (the “Short Term Series”), which is an open-end management investment company available for purchase only by the Portfolios and affiliated funds, is categorized as Level 2 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio), DFA Intermediate Government Fixed Income Portfolio), DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio,  DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.
5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2026, the DFA Commodity Strategy Portfolio held $253,475,378 in the Subsidiary, representing 22.77% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.

Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2026, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$216,871
U.S. Large Cap Value Portfolio	15,040,358
U.S. Targeted Value Portfolio	11,081,720
U.S. Small Cap Value Portfolio	13,589,084
U.S. Core Equity 1 Portfolio	11,609,184
U.S. Core Equity 2 Portfolio	13,399,371
U.S. Vector Equity Portfolio	3,086,656
U.S. Small Cap Portfolio	24,638,763
U.S. Micro Cap Portfolio	4,952,820
DFA Real Estate Securities Portfolio	4,355,972
Large Cap International Portfolio	8,331,785
International Core Equity 2 Portfolio	23,686,443
International Small Company Portfolio	9,952,106
Global Small Company Portfolio	98,099
Japanese Small Company Portfolio	176,829
Asia Pacific Small Company Portfolio	152,356
United Kingdom Small Company Portfolio	18,734
Continental Small Company Portfolio	6,416
DFA International Real Estate Securities Portfolio	3,323,241
DFA Global Real Estate Securities Portfolio	6,401,170
DFA International Small Cap Value Portfolio	8,690,444
International Vector Equity Portfolio	4,780,493
World ex U.S. Value Portfolio	360,131
World ex U.S. Targeted Value Portfolio	551,415
World ex U.S. Core Equity Portfolio	3,174,506
Selectively Hedged Global Equity Portfolio	147,994
Emerging Markets Portfolio	3,110,237
Emerging Markets Small Cap Portfolio	2,245,818
Emerging Markets Value Portfolio	8,764,946
Emerging Markets Core Equity 2 Portfolio	20,103,327
U.S. Large Cap Equity Portfolio	1,160,334

Federal Tax Cost
DFA Commodity Strategy Portfolio	$2,804,532
DFA One-Year Fixed Income Portfolio	4,643,552
DFA Two-Year Global Fixed Income Portfolio	4,477,456
DFA Selectively Hedged Global Fixed Income Portfolio	998,092
DFA Short-Term Government Portfolio	1,543,556
DFA Five-Year Global Fixed Income Portfolio	8,971,174
DFA International Government Fixed Income Portfolio (formerly, DFA World ex U.S. Government Fixed Income Portfolio)	1,043,352
DFA Intermediate Government Fixed Income Portfolio	6,189,335
DFA Short-Term Extended Quality Portfolio	5,549,924
DFA Intermediate-Term Extended Quality Portfolio	1,842,660
DFA Targeted Credit Portfolio	847,922
DFA Investment Grade Portfolio	12,933,207
DFA Inflation-Protected Securities Portfolio	5,397,411
DFA Short-Term Municipal Bond Portfolio	1,408,439
DFA Intermediate-Term Municipal Bond Portfolio	1,260,395
DFA Selective State Municipal Bond Portfolio	567,000
DFA Short-Term Selective State Municipal Bond Portfolio	189,426
DFA California Short-Term Municipal Bond Portfolio	871,187
DFA California Intermediate-Term Municipal Bond Portfolio	432,723
DFA NY Municipal Bond Portfolio	167,602
Dimensional Retirement Income Fund	55,001
Dimensional 2045 Target Date Retirement Income Fund	150,308
Dimensional 2050 Target Date Retirement Income Fund	122,572
Dimensional 2055 Target Date Retirement Income Fund	93,844
Dimensional 2060 Target Date Retirement Income Fund	78,366
Dimensional 2065 Target Date Retirement Income Fund	33,565
Dimensional 2070 Target Date Retirement Income Fund	879
Dimensional 2015 Target Date Retirement Income Fund	19,525
Dimensional 2020 Target Date Retirement Income Fund	53,723
Dimensional 2025 Target Date Retirement Income Fund	113,647
Dimensional 2030 Target Date Retirement Income Fund	148,843
Dimensional 2035 Target Date Retirement Income Fund	164,421
Dimensional 2040 Target Date Retirement Income Fund	142,765
DFA Short-Duration Real Return Portfolio	2,050,867
DFA Municipal Real Return Portfolio	1,758,563
DFA Municipal Bond Portfolio	469,555
World Core Equity Portfolio	567,447
DFA LTIP Portfolio	594,125
U.S. Social Core Equity 2 Portfolio	981,209
U.S. Sustainability Core 1 Portfolio	3,664,505
U.S. Sustainability Targeted Value Portfolio	459,367
International Sustainability Core 1 Portfolio	2,791,974
International Social Core Equity Portfolio	1,278,414
Global Social Core Equity Portfolio	57,824
Emerging Markets Social Core Equity Portfolio	1,134,515
Dimensional VA U.S. Targeted Value Portfolio	646,198
Dimensional VA U.S. Large Value Portfolio	482,303
Dimensional VA International Value Portfolio	533,756

Federal Tax Cost
Dimensional VA International Small Portfolio	$363,658
Dimensional VA Short-Term Fixed Portfolio	416,910
Dimensional VA Global Bond Portfolio	353,459
Dimensional VIT Inflation-Protected Securities Portfolio	273,199
Dimensional VA Global Moderate Allocation Portfolio	180,080
U.S. Large Cap Growth Portfolio	2,548,214
U.S. Small Cap Growth Portfolio	1,494,186
International Large Cap Growth Portfolio	850,341
International Small Cap Growth Portfolio	242,180
DFA Social Fixed Income Portfolio	721,928
DFA Diversified Fixed Income Portfolio	1,774,489
U.S. High Relative Profitability Portfolio	3,810,338
International High Relative Profitability Portfolio	1,234,253
Dimensional VA Equity Allocation Portfolio	196,808
DFA MN Municipal Bond Portfolio	29,789
DFA California Municipal Real Return Portfolio	367,348
DFA Global Core Plus Fixed Income Portfolio	2,891,864
Emerging Markets Sustainability Core 1 Portfolio	815,390
Emerging Markets Targeted Value Portfolio	218,630
DFA Global Sustainability Fixed Income Portfolio	710,150
DFA Oregon Municipal Bond Portfolio	100,345
DFA Global Core Plus Real Return Portfolio	294,428
Emerging Markets ex China Core Equity Portfolio	894,009
Dimensional World ex U.S. Sustainability Targeted Value Portfolio	115,809
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims, if any,  against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position or results of operations, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.